UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-04149
                                   ---------

                      FRANKLIN TAX-FREE TRUST
                      -----------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
     (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 2/28
                         ----

Date of reporting period: 8/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                                    AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                 Franklin Florida Insured
                                                 Tax-Free Income Fund

                                                 Franklin Insured
                                                 Tax-Free Income Fund

                                                 Franklin Massachusetts Insured
                                                 Tax-Free Income Fund

                                                 Franklin Michigan Insured
                                                 Tax-Free Income Fund

                                                 Franklin Minnesota Insured
                                                 Tax-Free Income Fund

                                                 Franklin Ohio Insured
                                                 Tax-Free Income Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER           TAX-FREE INCOME
--------------------------------------------------------------------------------

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            FRANKLIN TAX-FREE TRUST
                                                    Eligible shareholders can
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                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               FRANKLIN TEMPLETON INVESTMENTS

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT
Municipal Bond Market Overview ............................................    7

Investment Strategy and Manager's Discussion ..............................    9

Franklin Florida Insured Tax-Free Income Fund .............................   10

Franklin Insured Tax-Free Income Fund .....................................   16

Franklin Massachusetts Insured Tax-Free Income Fund .......................   23

Franklin Michigan Insured Tax-Free Income Fund ............................   30

Franklin Minnesota Insured Tax-Free Income Fund ...........................   38

Franklin Ohio Insured Tax-Free Income Fund ................................   45

Financial Highlights and Statements of Investments ........................   53

Financial Statements ......................................................  116

Notes to Financial Statements .............................................  125

Meeting of Shareholders ...................................................  137

Shareholder Information ...................................................  153

--------------------------------------------------------------------------------

Semiannual Report

Municipal Bond Market Overview

The six-month period ended August 31, 2007, proved challenging for the municipal bond market as yields increased for intermediate- to longer-term bonds. (Bond yields and prices generally move in opposite directions.) From the onset of the reporting period, yields rose slightly along the maturity spectrum. This resulted mainly because market participants appeared to reverse expectations that the Federal Reserve Board (Fed) would lower the federal funds target rate as releases on economic growth remained generally positive. Such growth bolstered the Fed's willingness to keep the rate stable at 5.25%. The market was also digesting the impact of a weakening subprime mortgage market. However, a rather measured pullback in the municipal bond market was exacerbated toward the latter part of the reporting period by the effects of subprime loan defaults. Many major financial institutions tightened credit and reassessed risk from their direct and indirect exposure to subprime loans. Financial markets generally felt the impact of the lack of liquidity, higher risk premiums and uncertainty as to the magnitude of uncovered risk, and municipal bonds were not exempt.

August proved to be the most difficult month of the period and had a significant impact on municipal bond performance. The Lehman Brothers Municipal Bond Index declined 0.43% for the month. 1 Credit spreads along the credit spectrum increased in August as well, and as a result, high yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, lost 2.66% for the month. 2 The downturn resulted from a lack of demand from larger municipal market participants, both traditional and nontraditional firms, many of whom use leverage, hedging devices and credit driven securities in their strategies. With the lack of funding sources for leverage, negative effects of hedges, and widening credit spreads, demand from

1. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.


                                                           Semiannual Report | 7
these investors dropped dramatically, and in some instances firms were forced to downsize their municipal bond holdings. Some dealer firms who generally make markets in municipal bonds also limited purchases or downsized their municipal holdings as they assessed their firms' risk profiles, which further contributed to market illiquidity. Although the municipal bond market generally trends with the U.S. Treasury market, through this period of illiquidity and risk assessment, these markets diverged as many global investors moved investments to the relative safety of U.S. Treasuries or shorter-term bonds. For the six months ended August 31, 2007, the Lehman Brothers Municipal Bond Index had a -0.57% total return, and the Lehman Brothers U.S. Treasury Index returned +2.76%. 3 The Lehman Brothers Municipal Bond Index: Non-Investment Grade had a -1.83% return for the same period. 2

In this environment, many investors opted for shorter-term bonds and demanded greater yield for investing in longer-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short-term and longer-term yields). On August 31, 2007, two-year, 10-year and 30-year Treasury yields were 4.15%, 4.54% and 4.82%, respectively. Yields for the two-year and 10-year Treasury fell 50 and 2 basis points (100 basis points equal one percentage point), while the 30-year increased 14 basis points over the period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.59%, 3.96% and 4.62%, respectively. 4 Their yields rose 4, 29 and 65 basis points, respectively, during the reporting period. 4

3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the Lehman Brothers Municipal Bond Index. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

4. Source: Thomson Financial.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF AUGUST 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

Investment Strategy and Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a relatively positive sloping municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

Franklin Florida Insured Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Florida Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax. 1 The Fund invests primarily in insured Florida municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS*

Franklin Florida Insured
Tax-Free Income Fund - Class A

--------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
March                                                                3.64 cents
--------------------------------------------------------------------------------
April                                                                3.64 cents
--------------------------------------------------------------------------------
May                                                                  3.64 cents
--------------------------------------------------------------------------------
June                                                                 3.64 cents
--------------------------------------------------------------------------------
July                                                                 3.64 cents
--------------------------------------------------------------------------------
August                                                               3.64 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

This semiannual report for Franklin Florida Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $10.77 on February 28, 2007, to $10.44 on August 31, 2007. The Fund's Class A shares paid dividends totaling 22.05 cents per share for the same period. 3 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.01%. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.17% from a taxable investment to match the Fund's Class A tax-free distribution rate.

STATE UPDATE

Florida's economic growth moderated during the reporting period as the state's housing market downturn negatively impacted employment in construction, financial activities and manufacturing. However, the education, health, and professional and business services sectors continued to add jobs at a healthy pace. In fact, the state's population and employment growth outpaced the nation's. Florida's service-based economy has a strong and competitive position

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 54.


10 | Semiannual Report
in the southeastern U.S. Compared to the nation, the state's average income levels and below-average unemployment in recent years supported its growing population. As of August 2007, the unemployment rate was 4.0%, which was lower than the 4.6% U.S. rate. 4

Strong economic performance over the past several years translated to surging revenue growth and consistent operating surpluses. However, lower sales tax revenues due to the housing market downturn and the prospect of unanticipated hurricane remediation costs presented budget challenges.

Although the state's debt ratios were above national medians, they remained moderate at period-end. Net tax-supported debt was 3.1% of personal income compared with the 2.4% national median. 5 Annual debt service costs remained below Florida's 6% target level. 6

Based on Florida's moderate debt burden and strong and conservative financial and budget management practices, independent credit rating agency Standard & Poor's assigned the state's general obligation bonds its highest rating of AAA with a stable outlook. 7

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Florida Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Bureau of Labor Statistics.

5. Source: Moody's Investors Service, "New Issue: Florida (State of)," 8/10/07.

6. Source: Standard & Poor's, "Research: Florida; Appropriations; General Obligation," RATINGSDIRECT, 8/13/07.

7. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Florida Insured
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                                  24.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       16.8%
--------------------------------------------------------------------------------
Prerefunded                                                                15.6%
--------------------------------------------------------------------------------
Other Revenue                                                              12.0%
--------------------------------------------------------------------------------
Transportation                                                              8.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               8.6%
--------------------------------------------------------------------------------
Housing                                                                     4.7%
--------------------------------------------------------------------------------
General Obligation                                                          3.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      3.4%
--------------------------------------------------------------------------------
Higher Education                                                            1.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 11

Performance Summary as of 8/31/07

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A   (SYMBOL: FFLTX)                              CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.33      $10.44      $10.77
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                    $0.2205
--------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH                1-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -1.02%                 +1.75%    +21.43%    +61.63%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -5.24%                 -2.53%     +3.06%     +4.46%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                   -1.95%     +2.77%     +4.48%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                    4.01%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                 6.17%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                            3.55%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                             5.46%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                      0.74%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


12 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the 3.64 cent per share current monthly dividend and the maximum offering price of $10.90 per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 13

Your Fund's Expenses

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                                VALUE 3/1/07       VALUE 8/31/07    PERIOD* 3/1/07-8/31/07
------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $  989.80              $3.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,021.37              $3.81
------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 15

Franklin Insured Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax. 1 The Fund invests primarily in insured municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.32 on February 28, 2007, to $12.00 on August 31, 2007. The Fund's Class A shares paid dividends totaling 26.42 cents per share for the same period. 3 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.18% based on an annualization of the current 4.36 cent per share dividend and the maximum offering price of $12.53 on August 31, 2007. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 60.


16 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                        ----------------------------------------
MONTH                                     CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
March                                   4.36 cents     3.79 cents    3.79 cents
--------------------------------------------------------------------------------
April                                   4.36 cents     3.79 cents    3.79 cents
--------------------------------------------------------------------------------
May                                     4.36 cents     3.79 cents    3.79 cents
--------------------------------------------------------------------------------
June                                    4.36 cents     3.81 cents    3.81 cents
--------------------------------------------------------------------------------
July                                    4.36 cents     3.81 cents    3.81 cents
--------------------------------------------------------------------------------
August                                  4.36 cents     3.81 cents    3.81 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Insured Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               26.4%
--------------------------------------------------------------------------------
Utilities                                                                 20.0%
--------------------------------------------------------------------------------
General Obligation                                                        11.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    10.1%
--------------------------------------------------------------------------------
Higher Education                                                           9.0%
--------------------------------------------------------------------------------
Transportation                                                             8.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       7.1%
--------------------------------------------------------------------------------
Tax-Supported                                                              4.6%
--------------------------------------------------------------------------------
Other Revenue                                                              3.2%
--------------------------------------------------------------------------------
Housing                                                                    0.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 17

Performance Summary as of 8/31/07

FRANKLIN INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTFIX)                                CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.32      $12.00      $12.32
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2642
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0016
--------------------------------------------------------------------------------------
   TOTAL                                    $0.2658
--------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBITX)                                CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.32      $12.05      $12.37
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2303
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0016
--------------------------------------------------------------------------------------
   TOTAL                                    $0.2319
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRITX)                                CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.32      $12.11      $12.43
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2303
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.0016
--------------------------------------------------------------------------------------
   TOTAL                                    $0.2319
--------------------------------------------------------------------------------------


18 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH                1-YEAR     5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -0.44%                +2.34%    +22.46%          +61.79%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -4.69%                -1.98%     +3.24%          +4.48%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    -1.39%     +3.06%          +4.50%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.18%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.43%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.62%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.57%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.63%
-------------------------------------------------------------------------------------------------------------
CLASS B                                        6-MONTH                1-YEAR     5-YEAR    INCEPTION (2/1/00)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -0.71%                +1.69%    +19.04%          +47.35%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -4.61%                -2.22%     +3.20%           +5.24%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    -1.41%     +3.05%           +5.37%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.79%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.83%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.24%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            4.98%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.18%
-------------------------------------------------------------------------------------------------------------
CLASS C                                        6-MONTH                1-YEAR     5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -0.71%                +1.77%    +19.14%          +53.21%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -1.68%                +0.79%     +3.56%           +4.36%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    +1.46%     +3.39%           +4.39%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.77%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.80%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.24%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            4.98%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.17%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 19

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


20 | Semiannual Report

Your Fund's Expenses

FRANKLIN INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 3/1/07           VALUE 8/31/07        PERIOD* 3/1/07-8/31/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  995.60                   $3.16
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.97                   $3.20
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  992.90                   $5.91
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.20                   $5.99
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  992.90                   $5.91
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.20                   $5.99
---------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


22 | Semiannual Report

Franklin Massachusetts Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Massachusetts Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests primarily in insured Massachusetts municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Massachusetts Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.96 on February 28, 2007, to $11.60 on August 31, 2007. The Fund's Class A shares paid dividends totaling 24.90 cents per share for the same period.3 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.11 cent per share dividend and the maximum offering price of $12.11 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Massachusetts personal income tax bracket of 38.45% would need to earn a distribution rate of 6.61% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 77.


                                                          Semiannual Report | 23

DIVIDEND DISTRIBUTIONS*

Franklin Massachusetts Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                DIVIDEND PER SHARE
                                  ----------------------------------------------
MONTH                                  CLASS A                        CLASS C
--------------------------------------------------------------------------------
March                                4.11 cents                     3.57 cents
--------------------------------------------------------------------------------
April                                4.11 cents                     3.57 cents
--------------------------------------------------------------------------------
May                                  4.11 cents                     3.57 cents
--------------------------------------------------------------------------------
June                                 4.11 cents                     3.58 cents
--------------------------------------------------------------------------------
July                                 4.11 cents                     3.58 cents
--------------------------------------------------------------------------------
August                               4.11 cents                     3.58 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

COMMONWEALTH UPDATE

Massachusetts' deep and diverse economy continued to expand, driven by the high technology, financial services, education and health care sectors. Research labs and venture capital provide an attractive environment for industries such as biotechnology and software. Despite a relatively slow job recovery, the commonwealth's employment gained some ground and unemployment eased. As of August 2007, the unemployment rate was 4.5%, which was slightly lower than the 4.6% national rate. 4

Using budget surpluses in the past few years, Massachusetts has rebuilt its reserve levels. Strong revenue growth came from income, sales and corporate tax collections in fiscal year 2006, and is expected to continue in fiscal year 2007. Although the fiscal year 2008 budget includes additional new spending for education, property tax relief and health care, Massachusetts has taken certain actions, such as creating funding sources for large budget commitments, to reduce budget uncertainty and control spending in the past few years.

Massachusetts, like all states, continued to be challenged by rising health care costs and public safety spending, contributing to its heavy debt load. Debt service costs and pension contributions also climbed. Massachusetts' debt levels ranked among the highest in the nation on a per-capita basis and as a percentage of personal income.

4. Source: Bureau of Labor Statistics.


24 | Semiannual Report

Despite a heavy debt burden and a large unfunded pension liability, Massachusetts' effective fiscal management and an established track record of structural budget balance enhanced its credit profile. Practices such as monthly revenue estimates, quarterly budget reviews and five-year capital plans played an important role in maintaining the commonwealth's fiscal solvency. Massachusetts' strong revenue trends, easing budgetary pressures and solid reserves also contributed to independent credit rating agency Standard & Poor's AA rating and stable outlook for its general obligation bonds. 5

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Massachusetts Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN

Franklin Massachusetts Insured
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Higher Education                                                           27.8%
--------------------------------------------------------------------------------
Prerefunded                                                                24.9%
--------------------------------------------------------------------------------
Transportation                                                             15.0%
--------------------------------------------------------------------------------
Other Revenue                                                               9.0%
--------------------------------------------------------------------------------
Utilities                                                                   8.9%
--------------------------------------------------------------------------------
General Obligation                                                          6.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               3.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      3.1%
--------------------------------------------------------------------------------
Housing                                                                     0.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        0.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 25

Performance Summary as of 8/31/07

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A   (SYMBOL: FMISX)                                CHANGE     8/31/07     2/28/07
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    -$0.36     $ 11.60     $ 11.96
----------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
----------------------------------------------------------------------------------------
Dividend Income                             $ 0.2490
----------------------------------------------------------------------------------------
CLASS C   (SYMBOL: FMAIX)                                CHANGE     8/31/07     2/28/07
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    -$0.36     $ 11.69     $ 12.05
----------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
----------------------------------------------------------------------------------------
Dividend Income                             $ 0.2166
----------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE;
CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH              1-YEAR     5-YEAR    10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -0.93%              +1.70%    +21.81%    +60.87%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -5.14%              -2.64%     +3.13%     +4.41%
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                -1.95%     +2.95%     +4.44%
-----------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.07%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.61%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.51%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.70%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.66%
-----------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH             1-YEAR     5-YEAR    10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -1.20%              +1.13%    +18.54%    +52.41%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -2.17%              +0.15%     +3.46%     +4.30%
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                +0.85%     +3.26%     +4.32%
-----------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.66%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.95%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.12%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.07%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.20%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


26 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Massachusetts personal income tax rate of 38.45%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 27

Your Fund's Expenses

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


28 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                               VALUE 3/1/07          VALUE 8/31/07      PERIOD* 3/1/07-8/31/07
----------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  990.70                 $3.30
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.82                 $3.35
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  988.00                 $6.05
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.05                 $6.14
----------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66% and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 29

Franklin Michigan Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Michigan Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests primarily in insured Michigan municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Michigan Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.24 on February 28, 2007, to $11.99 on August 31, 2007. The Fund's Class A shares paid dividends totaling 26.10 cents per share for the same period. 3 The Performance Summary beginning on page 33 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.13% based on an annualization of the current 4.31 cent per share dividend and the maximum offering price of $12.52 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Michigan personal income tax bracket of 37.54% would need to earn a distribution rate of 6.61% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 84.


30 | Semiannual Report

DIVIDEND DISTRIBUTIONS*

Franklin Michigan Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                                           -------------------------------------
MONTH                                        CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
March                                      4.36 cents   3.80 cents   3.79 cents
--------------------------------------------------------------------------------
April                                      4.36 cents   3.80 cents   3.79 cents
--------------------------------------------------------------------------------
May                                        4.36 cents   3.80 cents   3.79 cents
--------------------------------------------------------------------------------
June                                       4.26 cents   3.71 cents   3.71 cents
--------------------------------------------------------------------------------
July                                       4.26 cents   3.71 cents   3.71 cents
--------------------------------------------------------------------------------
August                                     4.26 cents   3.71 cents   3.71 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Michigan's revenues have fallen short in the state's current fiscal year, largely reflecting continued economic weakness. The most significant revenue shortfalls occurred in sales tax and the Single Business Tax (SBT), which is being eliminated by calendar year-end. The state has addressed some of these deficiencies using executive order reductions approved by legislative committees, as well as reduced pension and retirement health plan contributions. The state also reduced expenditures by deferring a higher education payment to fiscal year 2008 and restructuring debt.

In recent years, Michigan has faced a decline in financial flexibility. After several years of relying on spending cuts and reserves, the state now has few options to respond to continued auto industry struggles, a cooling national economy, and spending pressures from education, Medicaid and corrections. Due to the lack of significant rainy day fund assets and unreserved fund balances, Michigan's financial cushion has largely been eliminated. Its employment picture has not improved lately, as the state was one of only two in the country to lose jobs in 2006, largely based on auto and transportation equipment manufacturing job reductions. As of August 2007, the state's unemployment rate was 7.4%, which was higher than the 4.6% national rate. 4

4. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 31

PORTFOLIO BREAKDOWN
Franklin Michigan Insured
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               42.6%
--------------------------------------------------------------------------------
General Obligation                                                        23.0%
--------------------------------------------------------------------------------
Utilities                                                                 11.1%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     8.1%
--------------------------------------------------------------------------------
Higher Education                                                           4.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       3.9%
--------------------------------------------------------------------------------
Transportation                                                             3.5%
--------------------------------------------------------------------------------
Tax-Supported                                                              1.4%
--------------------------------------------------------------------------------
Other Revenue                                                              1.4%
--------------------------------------------------------------------------------
Housing                                                                    0.1%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

Despite the challenges, Michigan has a history of managing revenue downturns. Under the state's constitution, proposed budgets must be balanced, and the governor must impose spending cuts when actual revenues fall below forecast levels. The state also has a conservative approach to debt. Despite recent increased debt issuance to replace pay-as-you-go capital spending, Michigan's debt levels remained manageable. Independent credit rating agency Moody's Investors Service lowered Michigan's general obligation credit rating to Aa3 from Aa2, while Standard & Poor's lowered it to AA-from AA. 5 The rating downgrades reflected the state's depleted financial reserves, reduced liquidity levels and deteriorating financial and economic outlook. Following the rating downgrades, the state's outlook was revised to stable from negative. The outlook revision reflects the rating agencies' expectations that the state will replace the expiring SBT, curtail reliance on nonrecurring budgetary measures and take other action consistent with its history of strong financial management.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Michigan Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


32 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTTMX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.25    $11.99    $12.24
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2610
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBMIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.25    $12.05    $12.30
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2274
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRMTX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.25    $12.11    $12.36
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2271
--------------------------------------------------------------------------------


                                                          Semiannual Report | 33

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR    5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +0.10%            +2.65%   +22.19%        +63.56%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -4.13%            -1.70%    +3.19%         +4.59%
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.11%    +3.00%         +4.60%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.13%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.61%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.51%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.62%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.64%
-----------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH           1-YEAR    5-YEAR  INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -0.18%            +2.08%   +18.88%        +46.19%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -4.10%            -1.85%    +3.18%         +5.13%
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.28%    +2.99%         +5.23%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.74%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.99%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.12%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            4.99%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.19%
-----------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR    5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -0.18%            +2.06%   +18.86%        +54.92%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -1.16%            +1.08%    +3.52%         +4.47%
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +1.66%    +3.33%         +4.48%
-----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.73%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.97%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.14%
-----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.03%
-----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.19%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


34 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Michigan personal income tax rate of 37.54%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 35

Your Fund's Expenses

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


36 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,001.00             $ 3.17
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.97             $ 3.20
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $   998.20             $ 5.93
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.20             $ 5.99
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $   998.20             $ 5.93
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.20             $ 5.99
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 37

Franklin Minnesota Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Minnesota Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests primarily in insured Minnesota municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Minnesota Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.16 on February 28, 2007, to $11.83 on August 31, 2007. The Fund's Class A shares paid dividends totaling 25.19 cents per share for the same period.3 The Performance Summary beginning on page 41 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.99% based on an annualization of the current 4.11 cent per share dividend and the maximum offering price of $12.36 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Minnesota personal income tax bracket of 40.10% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 94.


38 | Semiannual Report

DIVIDEND DISTRIBUTIONS*

Franklin Minnesota Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                        ------------------------
MONTH                                                     CLASS A      CLASS C
--------------------------------------------------------------------------------
March                                                   4.16 cents   3.61 cents
--------------------------------------------------------------------------------
April                                                   4.16 cents   3.61 cents
--------------------------------------------------------------------------------
May                                                     4.16 cents   3.61 cents
--------------------------------------------------------------------------------
June                                                    4.16 cents   3.63 cents
--------------------------------------------------------------------------------
July                                                    4.16 cents   3.63 cents
--------------------------------------------------------------------------------
August                                                  4.16 cents   3.63 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

STATE UPDATE

Minnesota's deep and diverse economy continued to improve during the reporting period. Anchored by Minneapolis-St. Paul, the Midwest's economic hub, the state replenished its reserves and maintained a manageable debt load. Healthy revenue growth in fiscal year 2006 contributed to a positive unreserved fund balance. The current biennium, which began July 1, includes spending increases driven largely by projections for strong revenue growth, particularly income and sales taxes. The state's recent revenue forecast indicated that revenues and expenditures were in line with expectations.

The state's economy is fundamentally strong, with an employment mix similar to that of the nation's. Personal income per capita has been consistently above the U.S. average, while Minnesota's unemployment rate has been above the national rate in recent years. For the past two years, the state has lagged the nation in employment and personal income growth, due in part to a housing market that has recently performed worse than that of many other states. As of August 2007, the state's unemployment rate was 4.6%, which was equal to the national rate. 4

Minnesota's recent financial management practices have led to an improving balance sheet and enabled it to replenish its reserves. In addition, the state's debt load is manageable, and issuance places the state about average or slightly better among other states. Largely as a result, independent credit rating agency Standard & Poor's has assigned Minnesota's general obligation bonds a rating

4. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 39

PORTFOLIO BREAKDOWN

Franklin Minnesota Insured
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         48.7%
--------------------------------------------------------------------------------
Prerefunded                                                                16.2%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     11.6%
--------------------------------------------------------------------------------
Utilities                                                                  11.3%
--------------------------------------------------------------------------------
Housing                                                                     4.6%
--------------------------------------------------------------------------------
Tax-Supported                                                               3.5%
--------------------------------------------------------------------------------
Higher Education                                                            2.4%
--------------------------------------------------------------------------------
Other Revenue                                                               0.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        0.4%
--------------------------------------------------------------------------------
Transportation                                                              0.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

of AAA with a stable outlook, while Moody's Investors Service assigned the bonds a rating of Aa1 with a positive outlook. 5 The ratings and outlooks reflect the state's rebuilt balance sheet, improved reserves and moderate debt levels.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Minnesota Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


40 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FMINX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.33   $ 11.83   $ 12.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $ 0.2519
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FMNIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.33   $ 11.91   $ 12.24
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $ 0.2191
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -0.64%            +2.06%   +21.15%  +57.44%
------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -4.87%            -2.31%    +3.01%   +4.19%
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.55%    +2.89%   +4.24%
------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.99%
------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.66%
------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.54%
------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.91%
------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.66%
------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -0.91%            +1.50%   +17.83%  +49.11%
------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -1.88%            +0.52%    +3.34%   +4.08%
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +1.20%    +3.22%   +4.13%
------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.58%
------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.98%
------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.16%
------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.28%
------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.21%
------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 41

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Minnesota personal income tax rate of 40.10%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


42 | Semiannual Report

Your Fund's Expenses

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                               VALUE 3/1/07      VALUE 8/31/07    PERIOD* 3/1/07-8/31/07
---------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $  993.60              $3.36
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,021.77              $3.40
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000           $  990.90              $6.11
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000           $1,019.00              $6.19
---------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


44 | Semiannual Report

Franklin Ohio Insured Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Ohio Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests primarily in insured Ohio municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Ohio Insured Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.64 on February 28, 2007, to $12.30 on August 31, 2007. The Fund's Class A shares paid dividends totaling 25.80 cents per share for the same period. 3 The Performance Summary beginning on page 48 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 3.92% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $12.85 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Ohio personal income tax bracket of 39.26% would need to earn a distribution rate of 6.45% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 103.


                                                          Semiannual Report | 45

DIVIDEND DISTRIBUTIONS*

Franklin Ohio Insured Tax-Free Income Fund

------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                                    ------------------------------------
MONTH                                CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------
March                               4.33 cents   3.75 cents   3.75 cents
------------------------------------------------------------------------
April                               4.33 cents   3.75 cents   3.75 cents
------------------------------------------------------------------------
May                                 4.33 cents   3.75 cents   3.75 cents
------------------------------------------------------------------------
June                                4.20 cents   3.64 cents   3.62 cents
------------------------------------------------------------------------
July                                4.20 cents   3.64 cents   3.62 cents
------------------------------------------------------------------------
August                              4.20 cents   3.64 cents   3.62 cents
------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Ohio's economic performance has been mixed recently, with key employment and income indicators lagging national and regional trends. However, the state has a history of strong financial management, including a recent rebuilding of reserve and fund balance levels despite economic challenges. The state's broad and diverse economy is anchored by the manufacturing sector, which has experienced declining jobs in recent years. Partially offsetting these job losses were education, hospitality, government and health services employment gains. As of August 2007, the state's unemployment rate was 5.7%, which was higher than the 4.6% national rate. 4

The 2008-2009 biennial budget preserves the budget stabilization reserve and continues tax reform initiatives, but relies on significant cost containment as revenue growth is tempered by the state's lagging economic performance. Personal income tax revenues exceeded expectations; however, sales tax receipts fell short. Overall, Ohio's tax collections were on track, and current fiscal year operations rely on some of fiscal year 2006's ending balance to offset personal income tax reductions and corporate tax restructuring enacted in 2005.

4. Source: Bureau of Labor Statistics.


46 | Semiannual Report

The state's debt levels, at $814 per capita and 2.4% of personal income, are moderate, with rapid amortization and a conservatively managed capital and debt program. 5 Independent credit rating agency Standard & Poor's has assigned Ohio's general obligation debt a rating of AA+ with a stable outlook. 6 The rating and outlook reflect the state's history of proactively managed budgets, including implementing revenue and expenditure adjustments when needed to restore balance, as well as strong financial and debt management practices.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Ohio Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. Source: Standard & Poor's, "Summary: Ohio; General Obligation," RATINGSDIRECT, 8/22/07.

6. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Ohio Insured
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                36.1%
--------------------------------------------------------------------------------
General Obligation                                                         27.8%
--------------------------------------------------------------------------------
Higher Education                                                            9.4%
--------------------------------------------------------------------------------
Utilities                                                                   7.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      6.0%
--------------------------------------------------------------------------------
Transportation                                                              4.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        2.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               2.8%
--------------------------------------------------------------------------------
Other Revenue                                                               1.2%
--------------------------------------------------------------------------------
Housing                                                                     1.1%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.6%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 47

Performance Summary as of 8/31/07

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTOIX)                                   CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.34    $ 12.30   $  12.64
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2580
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0043
---------------------------------------------------------------------------------------
   TOTAL                                     $0.2623
---------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBOIX)                                   CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.35    $ 12.34   $  12.69
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2234
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0043
---------------------------------------------------------------------------------------
   TOTAL                                     $0.2277
---------------------------------------------------------------------------------------
CLASS C (SYMBOL: FOITX)                                   CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.35    $ 12.40   $  12.75
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2229
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0043
---------------------------------------------------------------------------------------
   TOTAL                                     $0.2272
---------------------------------------------------------------------------------------


48 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR    5-YEAR        10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.61%           +2.33%   +22.41%        +61.16%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.83%           -2.05%    +3.23%         +4.44%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.17%    +3.13%         +4.47%
----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                3.92%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.45%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.46%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.70%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  0.65%
----------------------------------------------------------------------------------------------------
CLASS B                                     6-MONTH           1-YEAR    5-YEAR   INCEPTION (2/1/00)
----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.97%           +1.77%   +19.11%        +45.91%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.85%           -2.16%    +3.21%         +5.11%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.30%    +3.12%         +5.25%
----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                3.52%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             5.80%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.07%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.05%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.20%
----------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR    5-YEAR        10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.96%           +1.75%   +19.09%        +52.51%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.94%           +0.77%    +3.56%         +4.31%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            +1.65%    +3.46%         +4.37%
----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                3.51%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             5.78%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.09%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.09%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.20%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 49

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Ohio personal income tax rate of 39.26%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


50 | Semiannual Report

Your Fund's Expenses

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 51

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07    PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $  993.90             $3.26
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,021.87             $3.30
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $  990.30             $6.00
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,019.10             $6.09
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $  990.40             $6.00
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,019.10             $6.09
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; B: 1.20%; and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


52 | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   AUGUST 31,
                                                      2007                              YEAR ENDED FEBRUARY 28,
                                                   (UNAUDITED)          2007           2006        2005         2004 f      2003
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........   $    10.77       $  10.74       $  10.80    $  10.97    $   10.76    $  10.50
                                                   ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.22           0.44           0.45        0.46         0.46        0.46
   Net realized and unrealized gains (losses) ..        (0.33)          0.04          (0.05)      (0.17)        0.20        0.27
                                                   ------------------------------------------------------------------------------
Total from investment operations ...............        (0.11)          0.48           0.40        0.29         0.66        0.73
                                                   ------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.22)         (0.45)         (0.46)      (0.46)       (0.45)      (0.47)
                                                   ------------------------------------------------------------------------------
Redemption fees ................................           --             --             --          -- e         --          --
                                                   ------------------------------------------------------------------------------
Net asset value, end of period .................   $    10.44       $  10.77       $  10.74    $  10.80    $   10.97    $  10.76
                                                   ==============================================================================

Total return c .................................        (1.02)%         4.55%          3.73%       2.79%        6.29%       7.14%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................         0.75%          0.74%          0.75%       0.76%        0.75%       0.76%
Net investment income ..........................         4.15%          4.15%          4.16%       4.29%        4.27%       4.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............   $  153,012       $167,548       $175,430    $149,897    $ 156,033    $156,973
Portfolio turnover rate ........................         1.44%          7.31%         15.80%      21.09%       11.38%      10.83%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 53

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.8%
  MUNICIPAL BONDS 97.8%
  FLORIDA 97.8%
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ...............................  $      1,000,000   $    1,033,210
  Broward County HFAR, FSA Insured,
       5.65%, 11/01/22 .........................................................................           405,000          406,989
       5.70%, 11/01/29 .........................................................................           225,000          226,127
  Broward County School Board COP,
       MBIA Insured, 5.00%, 7/01/28 ............................................................         2,000,000        2,028,080
       Series A, FSA Insured, 5.00%, 7/01/22 ...................................................         2,000,000        2,045,400
       Series A, FSA Insured, 5.00%, 7/01/26 ...................................................         2,850,000        2,894,916
       Series A, FSA Insured, 5.00%, 7/01/30 ...................................................         2,000,000        2,023,100
  Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ...........................         2,000,000        2,029,060
  Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida, FSA
    Insured, Pre-Refunded, 5.00%, 8/15/29 ......................................................         1,500,000        1,606,095
  Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
    9/01/29 ....................................................................................         1,890,000        1,900,244
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ....................         1,000,000        1,010,860
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
    11/15/32 ...................................................................................         1,000,000        1,013,210
  Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 .............................         1,315,000        1,345,968
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 ...................................................................................            45,000           45,066
  Escambia County Utilities Authority Utility System Revenue,
       FGIC Insured, 5.00%, 1/01/31 ............................................................         1,775,000        1,794,347
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 .......................................         2,000,000        2,049,020
  Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 .............         1,600,000        1,611,296
  Florida HFC Revenue,
       Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ..............         1,200,000        1,238,100
       Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ............................         1,070,000        1,092,063
  Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
    5.00%, 8/01/32 .............................................................................         3,570,000        3,613,161
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ..................         2,000,000        2,037,780
  Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
    7/01/30 ....................................................................................         2,000,000        2,102,480
  Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
    8/01/25 ....................................................................................         2,000,000        2,043,220
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 .....................................................         3,000,000        3,091,380
  Florida State Department of General Services Division Facilities Management Revenue, Florida
    Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 .......................           550,000          574,574
  Gulf Breeze Revenue,
       AMBAC Insured, 5.00%, 12/01/32 ..........................................................         1,205,000        1,219,364
       FGIC Insured, 5.80%, 12/01/20 ...........................................................         1,250,000        1,329,800
       Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 ..................         1,915,000        1,934,878
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ...............................         1,150,000        1,162,409
  Hillsborough County School Board COP, Master Lease Program,
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 .............................................         1,000,000        1,030,270
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/26 .......................................         1,670,000        1,699,091


54 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 ........  $      1,090,000   $    1,098,840
  Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
    10/01/25 ...................................................................................         4,000,000        4,091,480
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 ............................................................................         1,000,000        1,011,120
  Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ...........         1,500,000        1,520,310
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 ...........................         2,000,000        2,028,600
  Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
    8/01/25 ....................................................................................         1,000,000        1,001,180
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ........................         2,080,000        2,101,112
  Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 .................................................         3,530,000        3,555,522
       Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ....................................         4,000,000        4,276,520
  Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/32 .........         1,460,000        1,470,994
  Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 ..........         1,000,000        1,064,550
  Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ..........................................         2,595,000        2,611,504
  Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ..........................         1,500,000        1,517,790
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...........................         3,000,000        3,036,930
  Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
       Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ......................................         1,625,000        1,589,819
       Series B, FGIC Insured, 5.75%, 10/01/29 .................................................         2,500,000        2,611,175
       Series B, FGIC Insured, 5.00%, 10/01/30 .................................................         3,500,000        3,528,910
  Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
    7/01/33 ....................................................................................         2,000,000        2,027,000
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
    5.00%, 6/01/31 .............................................................................         1,650,000        1,666,747
  Nassau County Public Improvement Revenue, MBIA Insured, Pre-Refunded, 5.00%, 5/01/31 .........         5,000,000        5,225,300
  Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 .............         2,000,000        2,025,100
  Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ........................         4,220,000        4,267,686
  Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ................................         1,000,000        1,043,510
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
       5.50%, 10/01/32 .........................................................................         2,000,000        2,150,960
       Pre-Refunded, 5.50%, 10/01/31 ...........................................................         1,000,000        1,036,770
  Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
    12/01/17 ...................................................................................           480,000          480,989
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ................         3,000,000        3,033,360
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .............         2,000,000        2,069,080
  Palm Beach County School Board COP, Series A,
       AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ............................................         2,000,000        2,122,260
       FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..............................................         3,000,000        3,210,120
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ..................         2,000,000        2,024,720
  Pembroke Pines Public Improvement Revenue,
       Series A, AMBAC Insured, 5.00%, 10/01/29 ................................................         2,000,000        2,027,260
       Series B, AMBAC Insured, 5.00%, 10/01/34 ................................................         2,000,000        2,014,140
  Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ..................................         3,000,000        3,035,910
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ..........         1,000,000        1,072,120
  Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 .........................         2,000,000        2,028,160


                                                          Semiannual Report | 55

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..........................  $      1,000,000   $    1,015,060
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
      10/01/30 .................................................................................         1,000,000        1,015,430
      10/01/34 .................................................................................         2,000,000        2,020,100
  Port Orange GO, MBIA Insured, 5.00%, 4/01/33 .................................................         1,755,000        1,780,605
  St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/29 .........         1,250,000        1,274,562
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water Management
    Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 ....................         5,000,000        5,179,450
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
    10/01/32 ...................................................................................         2,240,000        2,424,733
  Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ..............................         1,000,000        1,039,410
  University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
       10/01/27 ................................................................................         1,000,000        1,017,240
       10/01/30 ................................................................................         1,485,000        1,502,642
  University of Central Florida COP, University of Central Florida Convocation Corp., Series A,
    FGIC Insured, 5.00%, 10/01/35 ..............................................................         1,500,000        1,508,850
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $145,256,005) ..............................................                        149,687,188
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.9%
  MUNICIPAL BONDS 0.9%
  FLORIDA 0.9%
a Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
    Weekly VRDN and Put, 3.97%, 8/01/31 ........................................................           485,000          485,000
a Jacksonville Health Facilities Authority Hospital Revenue,
       Baptist Medical Center Project, Daily VRDN and Put, 3.98%, 8/15/21 ......................           300,000          300,000
       Charity Obligation Group, Series C, MBIA Insured, Daily VRDN and Put, 3.98%, 8/15/19 ....           400,000          400,000
a Sarasota County Revenue, Sarasota Family YMCA Project, Weekly VRDN and Put, 4.00%,
    10/01/21 ...................................................................................           175,000          175,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,360,000) ...............................................                          1,360,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $146,616,005) 98.7% ..................................................                        151,047,188
  OTHER ASSETS, LESS LIABILITIES 1.3% ..........................................................                          1,964,898
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  153,012,086
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 115.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


56 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN INSURED TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 2007                        YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)            2007         2006         2005         2004 f       2003
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $          12.32   $    12.32   $    12.41   $    12.62   $    12.37   $    12.13
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................               0.26         0.53         0.54         0.55         0.55         0.58
   Net realized and unrealized gains
     (losses) .................................              (0.32)        0.01        (0.10)       (0.20)        0.25         0.24
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............              (0.06)        0.54         0.44         0.35         0.80         0.82
                                                  ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income ......................              (0.26)       (0.53)       (0.53)       (0.55)       (0.55)       (0.58)
   Net realized gains .........................                 -- e      (0.01)          --        (0.01)          --           --
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................              (0.26)       (0.54)       (0.53)       (0.56)       (0.55)       (0.58)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................                 -- e         -- e         -- e         -- e         --           --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................   $          12.00   $    12.32   $    12.32   $    12.41   $    12.62   $    12.37
                                                  ==================================================================================

Total return c ................................              (0.44)%       4.51%        3.65%        2.93%        6.65%        6.90%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................               0.63%        0.63%        0.63%        0.63%        0.63%        0.62%
Net investment income .........................               4.27%        4.33%        4.37%        4.47%        4.45%        4.73%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $      1,932,942   $1,821,006   $1,697,516   $1,602,174   $1,696,913   $1,646,355
Portfolio turnover rate .......................              10.53%        6.75%        4.94%        9.07%        9.41%       11.74%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND

                                                  ---------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                YEAR ENDED FEBRUARY 28,
CLASS B                                              (UNAUDITED)        2007      2006       2005       2004 f    2003
                                                  ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $          12.37   $ 12.37   $ 12.47   $  12.67   $  12.42   $ 12.17
                                                  ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................               0.23      0.46      0.47       0.48       0.49      0.51
   Net realized and unrealized gains
     (losses) .................................              (0.32)     0.01     (0.10)     (0.19)      0.24      0.25
                                                  ---------------------------------------------------------------------
Total from investment operations ..............              (0.09)     0.47      0.37       0.29       0.73      0.76
                                                  ---------------------------------------------------------------------
Less distributions from:
   Net investment income ......................              (0.23)    (0.46)    (0.47)     (0.48)     (0.48)    (0.51)
   Net realized gains .........................                 -- e   (0.01)       --      (0.01)        --        --
                                                  ---------------------------------------------------------------------
Total distributions ...........................              (0.23)    (0.47)    (0.47)     (0.49)     (0.48)    (0.51)
                                                  ---------------------------------------------------------------------
Redemption fees ...............................                 -- e      -- e      -- e       --         --        --
                                                  ---------------------------------------------------------------------
Net asset value, end of period ................   $          12.05   $ 12.37   $ 12.37   $  12.47   $  12.67   $ 12.42
                                                  =====================================================================

Total return c ................................              (0.71)%    3.93%     3.07%      2.35%      6.04%     6.37%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................               1.18%     1.18%     1.18%      1.18%      1.18%     1.18%
Net investment income .........................               3.72%     3.78%     3.82%      3.92%      3.90%     4.17%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $         77,039   $83,644   $94,569   $103,378   $108,518   $82,062
Portfolio turnover rate .......................              10.53%     6.75%     4.94%      9.07%      9.41%    11.74%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


58 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND

                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                 YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)          2007       2006       2005       2004 f     2003
                                                  ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $          12.43   $  12.42   $  12.51   $  12.72   $  12.47   $  12.21
                                                  ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................               0.23       0.47       0.48       0.49       0.48       0.52
   Net realized and unrealized gains
     (losses) .................................              (0.32)      0.01      (0.10)     (0.21)      0.25       0.25
                                                  ------------------------------------------------------------------------
Total from investment operations ..............              (0.09)      0.48       0.38       0.28       0.73       0.77
                                                  ------------------------------------------------------------------------
Less distributions from:
   Net investment income ......................              (0.23)     (0.46)     (0.47)     (0.48)     (0.48)     (0.51)
   Net realized gains .........................                 -- e    (0.01)        --      (0.01)        --         --
                                                  ------------------------------------------------------------------------
Total distributions ...........................              (0.23)     (0.47)     (0.47)     (0.49)     (0.48)     (0.51)
                                                  ------------------------------------------------------------------------
Redemption fees ...............................                 -- e       -- e       -- e       -- e       --         --
                                                  ------------------------------------------------------------------------
Net asset value, end of period ................   $          12.11   $  12.43   $  12.42   $  12.51   $  12.72   $  12.47
                                                  ========================================================================

Total return c ................................              (0.71)%     3.99%      3.06%      2.34%      5.99%      6.45%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................               1.18%      1.17%      1.18%      1.18%      1.20%      1.15%
Net investment income .........................               3.72%      3.79%      3.82%      3.92%      3.88%      4.20%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $        143,184   $141,913   $147,979   $138,027   $152,833   $129,608
Portfolio turnover rate .......................              10.53%      6.75%      4.94%      9.07%      9.41%     11.74%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 59

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 100.9%
  MUNICIPAL BONDS 100.9%
  ALABAMA 8.1%
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC
    Insured, 5.25%, 8/15/21 ....................................................................  $      2,490,000   $    2,599,037
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
    6/01/18 ....................................................................................         5,000,000        5,138,900
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ..............................................         2,000,000        2,024,540
  Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
    6/01/32 ....................................................................................         5,000,000        5,135,550
  Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
    5.00%, 1/01/40 .............................................................................        11,190,000       11,280,191
  Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
    Pre-Refunded, 5.50%, 6/01/30 ...............................................................         1,670,000        1,763,069
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured, 5.25%, 9/01/28 .....................................................         7,000,000        7,171,920
  Foley Utilities Board Utilities Revenue, FSA Insured, 5.00%, 11/01/29 ........................        10,720,000       10,913,282
  Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
      5.25%, 4/01/27 ...........................................................................         1,805,000        1,935,339
      5.25%, 4/01/33 ...........................................................................         2,695,000        2,889,606
      Pre-Refunded, 5.25%, 4/01/27 .............................................................         1,455,000        1,560,066
      Pre-Refunded, 5.25%, 4/01/33 .............................................................         2,195,000        2,353,501
  Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
      10/01/24 .................................................................................         5,855,000        6,062,560
      10/01/25 .................................................................................         6,065,000        6,271,149
  Jefferson County Sewer Revenue,
      Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 .........        22,050,000       22,679,086
      wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ...............................        12,690,000       13,411,807
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
    12/01/35 ...................................................................................         9,100,000        9,211,657
  Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 ...................................        10,000,000        9,499,500
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ...........................         2,000,000        2,134,760
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 ...............................         5,000,000        5,082,100
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%, .........
    5/15/35 ....................................................................................         3,665,000        3,695,016
  Pell City GO, wts.,
      Refunding, XLCA Insured, 5.00%, 2/01/24 ..................................................         1,020,000        1,045,990
      XLCA Insured, 5.00%, 2/01/34 .............................................................         5,195,000        5,244,456
  University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
    5.00%,
      9/01/36 ..................................................................................        20,000,000       20,100,600
      9/01/41 ..................................................................................         5,000,000        4,999,950
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ................         3,000,000        3,032,610
  University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 .....................         5,975,000        6,144,332
                                                                                                                     ---------------
                                                                                                                        173,380,574
                                                                                                                     ---------------


60 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALASKA 0.1%
  Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
    6.25%, 7/01/21 .............................................................................  $          5,000   $        5,006
  Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ............         3,000,000        3,027,690
                                                                                                                     ---------------
                                                                                                                          3,032,696
                                                                                                                     ---------------
  ARIZONA 2.8%
  Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
    8/01/10 ....................................................................................         5,075,000        5,463,643
  Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ..........           500,000          550,155
  Downtown Phoenix Hotel Corp. Revenue,
      Senior Series A, FGIC Insured, 5.00%, 7/01/36 ............................................        15,000,000       15,120,900
      Sub Series B, FGIC Insured, 5.00%, 7/01/36 ...............................................         6,450,000        6,501,987
  Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, MBIA
    Insured, ETM, 7.00%, 12/01/16 ..............................................................           300,000          356,187
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
      5.75%, 1/01/25 ...........................................................................        18,000,000       18,973,980
      5.625%, 1/01/29 ..........................................................................        12,655,000       13,304,961
                                                                                                                     ---------------
                                                                                                                         60,271,813
                                                                                                                     ---------------
  ARKANSAS 2.9%
  Arkansas State Development Finance Authority Water Revenue, Refunding, Series A, MBIA
    Insured, 6.50%, 7/01/10 ....................................................................         1,285,000        1,340,808
  Arkansas State University Revenue, Housing, Refunding,
    AMBAC Insured, 5.00%, 3/01/32 ..............................................................         6,820,000        6,927,210
  Arkansas State University Revenue, Arkansas State University-Beebe, Series B, AMBAC
    Insured, 5.00%,
      12/01/30 .................................................................................         3,250,000        3,311,295
      12/01/35 .................................................................................         3,045,000        3,087,874
a Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA
    Insured, 5.00%, 10/01/35 ...................................................................         5,230,000        5,283,451
  Little Rock School District GO,
      Refunding, Series B, FSA Insured, 5.50%, 2/01/33 .........................................         3,970,000        4,095,928
      Series C, FSA Insured, 5.25%, 2/01/33 ....................................................         7,790,000        7,954,992
  Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 4.75%, 6/01/37 ...............        13,105,000       12,818,001
  Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25 ...........         1,000,000        1,060,200
  Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
    9/01/34 ....................................................................................         2,190,000        2,215,995
  University of Arkansas University Revenues,
      AMBAC Insured, 5.00%, 11/01/36 ...........................................................         8,205,000        8,324,875
      Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 ...................         2,000,000        2,034,980
      Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 .....................         4,000,000        4,053,000
                                                                                                                     ---------------
                                                                                                                         62,508,609
                                                                                                                     ---------------


                                                          Semiannual Report | 61

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA 4.3%
  California State GO,
      AMBAC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................................  $      4,750,000   $    5,020,512
      Refunding, AMBAC Insured, 5.00%, 2/01/33 .................................................         7,000,000        7,106,890
      Refunding, MBIA Insured, 5.00%, 2/01/31 ..................................................        20,000,000       20,301,600
      Refunding, MBIA Insured, 5.00%, 10/01/32 .................................................         1,910,000        1,943,463
      Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 .................................        34,355,000       33,479,635
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .................        15,000,000       17,129,100
  Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
    5.50%, 2/01/14 .............................................................................           250,000          264,360
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
    MBIA Insured,, 5.25%, 1/15/30 ..............................................................         4,000,000        4,061,200
  Val Verde USD, COP, School Construction Project,
      Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 ........................................         1,680,000        1,708,728
      Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 .....................................           820,000          881,254
                                                                                                                     ---------------
                                                                                                                         91,896,742
                                                                                                                     ---------------
  COLORADO 4.2%
a Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39 ........        25,000,000       25,369,750
  Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 ....................................         3,000,000        3,138,210
  Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A, FSA
    Insured, 5.125%, 12/01/17 ..................................................................         5,000,000        5,062,200
a Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
    5.00%, 3/01/37 .............................................................................        10,000,000       10,128,100
  Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
    Series A, FSA Insured, 7.25%, 7/15/17 ......................................................            24,000           24,039
  Denver City and County Airport Revenue,
      Refunding, Series E, MBIA Insured, 5.50%, 11/15/25 .......................................         5,000,000        5,063,650
      Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ............................................         3,590,000        4,215,809
      Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ............................................         4,410,000        4,438,841
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured, 5.00%,
    12/01/35 ...................................................................................        15,000,000       15,086,700
  E-470 Public Highway Authority Revenue, Senior Series A, MBIA Insured, Pre-Refunded,
    5.00%, 9/01/21 .............................................................................         5,000,000        5,050,000
  University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
      5.20%, 11/15/17 ..........................................................................         5,425,000        5,543,482
      5.25%, 11/15/22 ..........................................................................         7,800,000        7,972,458
                                                                                                                     ---------------
                                                                                                                         91,093,239
                                                                                                                     ---------------
  FLORIDA 13.0%
  Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
      8/01/32 ..................................................................................        12,440,000       12,682,953
      8/01/37 ..................................................................................        13,000,000       13,161,590
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/29 .......................         5,000,000        5,064,250
  Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ..................           210,000          212,606
  Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
      12/01/28 .................................................................................        11,050,000       11,346,029
      12/01/32 .................................................................................        13,665,000       14,031,085


62 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ..............  $        200,000   $      209,036
  Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project,
    Series A, MBIA Insured, 5.00%, 2/01/37 .....................................................        10,000,000       10,119,300
  Florida State Board of Education Capital Outlay GO, Public Education,
      Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ........................................         5,000,000        5,137,500
      Series B, FGIC Insured, 5.00%, 6/01/23 ...................................................         5,395,000        5,532,465
  Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ..................         4,245,000        4,329,476
  Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC Insured,
    5.25%, 10/01/28 ............................................................................         2,500,000        2,556,025
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ...............................         5,000,000        5,106,850
  Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ...........................        11,000,000       11,394,460
  Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
    4/01/37 ....................................................................................        11,000,000       11,049,390
  Leon County COP, AMBAC Insured, 5.00%, 7/01/25 ...............................................         8,935,000        9,139,165
  Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
    AMBAC Insured, 5.00%, 4/01/37 ..............................................................        28,400,000       28,852,696
  Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
      5/01/25 ..................................................................................         5,000,000        5,130,650
      5/01/26 ..................................................................................        17,080,000       17,459,688
      5/01/27 ..................................................................................        10,775,000       10,964,317
      5/01/32 ..................................................................................        10,000,000       10,090,900
  Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .........................         1,000,000        1,001,050
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .......................        10,000,000       10,138,400
  Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded,
      5.25%, 10/01/27 ..........................................................................        10,000,000       10,650,600
      5.50%, 10/01/31 ..........................................................................         1,000,000        1,036,770
  Orlando-Orange County Expressway Authority Revenue,
      junior lien, FGIC Insured, 6.50%, 7/01/10 ................................................           100,000          107,376
      junior lien, FGIC Insured, 6.50%, 7/01/12 ................................................           225,000          251,838
      Series B, AMBAC Insured, 5.00%, 7/01/35 ..................................................        20,000,000       20,250,400
  Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
    6/01/27 ....................................................................................        13,000,000       13,982,930
  Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
    12/01/33 ...................................................................................         2,185,000        2,209,341
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 ............................................................................         4,000,000        4,026,760
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ..........................         5,000,000        5,046,550
  Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 .................................         8,420,000        8,523,903
  Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
    11/01/15 ...................................................................................           245,000          298,427
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ..................         2,000,000        2,135,360
  Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ..........         2,000,000        2,155,960
  Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
    Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ........................................         3,500,000        3,619,035
                                                                                                                     ---------------
                                                                                                                        279,005,131
                                                                                                                     ---------------


                                                          Semiannual Report | 63

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA 6.3%
  Athens Housing Authority Student Housing Lease Revenue, University of Georgia, East
    Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ..........................................  $      6,000,000   $    6,101,820
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .......        13,750,000       14,433,925
  Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 .........................................         3,775,000        3,815,393
  Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
      5.00%, 11/01/29 ..........................................................................         4,750,000        4,819,350
      Pre-Refunded, 5.00%, 11/01/29 ............................................................         5,250,000        5,378,783
  Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
    10/01/14 ...................................................................................         1,535,000        1,703,773
  Cherokee County Water and Sewage Authority Revenue,
      FGIC Insured, 5.00%, 8/01/27 .............................................................         1,500,000        1,529,160
      MBIA Insured, 6.90%, 8/01/18 .............................................................            15,000           15,022
  Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ............         3,500,000        3,562,020
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
    5.00%, 2/01/30 .............................................................................        11,360,000       11,601,854
  Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn.,
    Refunding, AMBAC Insured, 5.125%, 10/01/32 .................................................         9,000,000        9,166,500
  Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
    Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ..................................        15,000,000       15,700,650
  Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
    2/01/30 ....................................................................................         3,500,000        3,688,930
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
      MBIA Insured, Pre-Refunded, 5.00%,
      7/01/27 ..................................................................................        13,470,000       14,254,897
      7/01/28 ..................................................................................        14,175,000       15,000,977
      7/01/32 ..................................................................................         8,575,000        9,074,665
  Rockdale County Water and Sewer Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
    5.375%, 7/01/29 ............................................................................         6,350,000        6,648,386
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
    5.00%, 1/01/33 .............................................................................         8,000,000        8,118,880
                                                                                                                     ---------------
                                                                                                                        134,614,985
                                                                                                                     ---------------
  HAWAII 0.5%
  Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
      5/01/12 ..................................................................................         1,000,000        1,079,190
      5/01/13 ..................................................................................         1,000,000        1,090,780
  Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ...............         6,250,000        6,402,187
  Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 .......................         1,755,000        1,873,147
                                                                                                                     ---------------
                                                                                                                         10,445,304
                                                                                                                     ---------------
  ILLINOIS 1.9%
  Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 12/01/30 ..............................................................         2,000,000        2,047,240
  Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
    1/01/09 ....................................................................................           320,000          330,416


64 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Illinois Health Facilities Authority Revenue,
       Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
         11/15/28 ..............................................................................   $    5,000,000    $    5,072,350
       Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ...........................................           50,000            55,658
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
     Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 .....................        4,225,000         4,257,659
  Northern Illinois Municipal Power Agency Power Project Revenue, Prairie State Project,
     Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 .........................................       27,905,000        28,194,654
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ..........          300,000           361,215
                                                                                                                     ---------------
                                                                                                                         40,319,192
                                                                                                                     ---------------
  KANSAS 0.0% b
  Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
     Healthcare Inc., Refunding, Series G, MBIA Insured, 5.80%, 11/15/21 .......................            5,000             5,008
                                                                                                                     ---------------
  KENTUCKY 2.0%
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
     Healthcare Inc.,
       Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 ......................................        8,505,000         9,387,139
       Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ...................................        4,255,000         4,783,811
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ...................................       12,195,000        13,387,183
a Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
     Series A, MBIA Insured, 5.00%, 9/01/37 ....................................................       10,000,000        10,086,000
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
     Series A, MBIA Insured, 5.50%, 5/15/34 ....................................................        5,000,000         5,311,100
                                                                                                                     ---------------
                                                                                                                         42,955,233
                                                                                                                     ---------------
  LOUISIANA 1.2%
  Louisiana Local Government Environmental Facilities and CDA Revenue, Parking Facilities
     Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ...........................        5,485,000         5,645,107
  Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 ...........................................................       10,000,000        10,150,900
       FSA Insured, 4.75%, 5/01/39 .............................................................       10,000,000         9,712,400
                                                                                                                     ---------------
                                                                                                                         25,508,407
                                                                                                                     ---------------
  MAINE 0.0% b
  Maine State Health and Higher Educational Facilities Authority Revenue, Series C, FSA
     Insured, 6.20%, 7/01/25 ...................................................................          100,000           100,163
                                                                                                                     ---------------
  MARYLAND 1.5%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
     9/01/32 ...................................................................................       10,000,000        10,173,800
  Baltimore Project Revenue, Wastewater Projects,
       Refunding, FGIC Insured, 5.125%, 7/01/42 ................................................       11,000,000        11,137,390
       Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ...................................        5,000,000         5,372,200
  Baltimore Revenue, Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ........        5,880,000         6,206,340
  Maryland State Health and Higher Educational Facilities Authority Revenue, University of
     Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ...........................          200,000           249,340
                                                                                                                     ---------------
                                                                                                                         33,139,070
                                                                                                                     ---------------


                                                          Semiannual Report | 65

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS 4.8%
  Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 .......   $    1,125,000    $    1,142,145
  Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute,
     MBIA Insured, 5.00%, 9/01/47 ..............................................................       25,050,000        25,265,430
  Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
       ETM, 5.00%, 8/01/27 .....................................................................        3,535,000         3,732,819
       Pre-Refunded, 5.00%, 8/01/27 ............................................................          855,000           902,846
  Massachusetts State Health and Educational Facilities Authority Revenue,
       CareGroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ......................        4,250,000         4,326,882
       CareGroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ...................          750,000           797,790
       Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .....................        4,415,000         4,497,296
       Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%, 8/01/28 .......          585,000           602,936
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ..........................................       21,685,000        21,800,581
       Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ...........................        3,000,000         3,050,700
       Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................        9,485,000         9,591,327
       Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...............................        8,000,000         8,140,400
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
     Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ........................................        2,100,000         2,099,979
  Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
     5.00%, 8/01/32 ............................................................................       18,000,000        18,194,040
                                                                                                                     ---------------
                                                                                                                        104,145,171
                                                                                                                     ---------------
  MICHIGAN 9.9%
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/33 ..................................................................................        8,135,000         8,291,273
  Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ................        8,650,000         8,812,620
  Chippewa Valley Schools GO,
       AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 .............................................        1,000,000         1,008,810
       School Building and Site, FSA Insured, 5.00%, 5/01/34 ...................................        5,000,000         5,079,150
  Detroit City School District GO, School Building and Site Improvements, Series A, FSA
     Insured, Pre-Refunded, 5.125%, 5/01/31 ....................................................        6,500,000         6,895,330
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 .....................       12,390,000        12,682,528
  Detroit Sewage Disposal Revenue, senior lien,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ........................................        2,905,000         2,929,605
       Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ...................................        6,000,000         6,308,400
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................        7,095,000         7,543,191
  Detroit Water Supply System Revenue, senior lien, Series A,
       FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................       10,185,000        10,734,888
       FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................        9,815,000        10,362,873
       MBIA Insured, 5.00%, 7/01/34 ............................................................       10,150,000        10,225,719
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 .................        7,250,000         7,407,978
  Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ...................       18,285,000        18,568,783
  Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
     AMBAC Insured, 5.25%, 6/01/17 .............................................................          500,000           510,485
  Jonesville Community Schools GO, Refunding, MBIA Insured, 5.00%, 5/01/29 .....................        3,050,000         3,123,841
  L'Anse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/35 .......       10,000,000        10,151,800
  Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
     10/01/23 ..................................................................................        5,095,000         5,186,761


66 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Building Authority Revenue, Refunding, Series IA, FGIC Insured, 5.00%,
     10/15/36 ..................................................................................   $   10,000,000    $   10,167,800
  Michigan State Hospital Finance Authority Revenue,
       Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 .........        2,000,000         2,042,660
       Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ..............       10,000,000        10,024,100
       Refunding, MBIA Insured, 5.00%, 11/15/36 ................................................       13,000,000        13,065,000
       St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 .......................        2,500,000         2,582,700
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison Co.,
     Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ......................          250,000           312,643
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
     Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...........       10,000,000        10,225,600
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
     11/01/30 ..................................................................................       20,000,000        21,167,200
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M, MBIA
     Insured, 5.25%, 11/15/31 ..................................................................        4,000,000         4,082,600
  Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 ............        3,400,000         3,504,958
                                                                                                                     ---------------
                                                                                                                        212,999,296
                                                                                                                     ---------------
  MINNESOTA 4.2%
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ..........        2,000,000         2,007,640
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ...............................        2,475,000         2,578,752
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
       Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 ..................................       18,700,000        18,801,167
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ....................................        8,000,000         8,391,520
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ....................................        4,500,000         4,720,230
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
     4.625%, 2/01/17 ...........................................................................        1,635,000         1,662,484
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ......................................          180,000           184,239
       Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...................................       12,100,000        12,389,069
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
     2/01/22 ...................................................................................          180,000           180,342
  Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 .....................................        7,340,000         7,464,193
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ............................       11,850,000        12,581,145
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
       2/01/22 .................................................................................       10,970,000        11,243,811
       2/01/23 .................................................................................        6,000,000         6,140,100
  Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ........................................        2,915,000         2,991,490
                                                                                                                     ---------------
                                                                                                                         91,336,182
                                                                                                                     ---------------
  MISSISSIPPI 0.5%
  Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
     Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 .........................................          200,000           240,378
  Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series
     A, XLCA Insured, 5.00%, 3/01/36 ...........................................................       10,915,000        11,012,580
                                                                                                                     ---------------
                                                                                                                         11,252,958
                                                                                                                     ---------------


                                                          Semiannual Report | 67

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI 0.1%
  St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 .....................   $    1,330,000    $    1,332,314
                                                                                                                     ---------------
  MONTANA 0.4%
  Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
     ETM, 6.875%, 6/01/20 ......................................................................        8,500,000         8,638,040
                                                                                                                     ---------------
  NEBRASKA 1.9%
  Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, MBIA
     Insured, ETM, 6.70%, 6/01/22 ..............................................................        2,500,000         2,962,775
  Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35 .................................       25,000,000        24,770,500
  Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, AMBAC
     Insured, 5.00%, 1/01/32 ...................................................................       13,715,000        13,897,684
                                                                                                                     ---------------
                                                                                                                         41,630,959
                                                                                                                     ---------------
  NEVADA 0.7%
  Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 .....................................          250,000           295,553
  Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ......................        4,000,000         4,331,840
  Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, first tier, AMBAC Insured, 5.625%, 1/01/34 .......................................        5,000,000         5,262,500
  Truckee Meadows Water Authority Revenue, Series A, FSA Insured, Pre-Refunded, 5.125%,
     7/01/30 ...................................................................................        5,000,000         5,257,000
                                                                                                                     ---------------
                                                                                                                         15,146,893
                                                                                                                     ---------------
  NEW JERSEY 1.7%
  Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC
     Insured, 6.00%, 12/01/20 ..................................................................        2,525,000         2,538,408
  Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ...........................................        3,575,000         3,672,669
  New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
     5.00%, 9/01/34 ............................................................................        1,500,000         1,521,135
  New Jersey EDA Revenue,
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................        3,450,000         3,539,976
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................       21,250,000        21,666,712
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .......................        4,000,000         4,063,960
  New Jersey State Turnpike Authority Turnpike Revenue,
       2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ................................           50,000            56,899
       2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ......................................           20,000            22,846
       Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...................................          230,000           262,731
                                                                                                                     ---------------
                                                                                                                         37,345,336
                                                                                                                     ---------------
  NEW YORK 3.6%
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ................          900,000           968,589
  MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 .........................................       20,000,000        20,414,800
  MTA Service Contract Revenue, Series B, MBIA Insured,, 5.00%, 1/01/31 ........................        7,000,000         7,101,290
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded,, 5.75%, 8/01/29 .............................................................        5,000,000         5,287,600
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .......................................        2,230,000         2,274,422
       Series A, FGIC Insured, 5.125%, 8/01/33 .................................................       14,590,000        15,027,116


68 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues,
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
         5.25%, 8/15/31 ........................................................................   $    5,935,000    $    6,291,990
       State Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA
         Insured, 5.25%, 8/15/31 ...............................................................        5,535,000         5,735,976
       State Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA
         Insured, Pre-Refunded, 5.25%, 8/15/31 .................................................        3,530,000         3,742,329
       Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..................................        4,000,000         4,093,120
  Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
     11/15/32 ..................................................................................        5,000,000         5,091,150
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Series A,
     FSA Insured, Pre-Refunded,, 5.125%, 10/01/26 ..............................................        1,495,000         1,511,550
                                                                                                                     ---------------
                                                                                                                         77,539,932
                                                                                                                     ---------------
  NORTH CAROLINA 0.7%
  North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC
     Insured, 5.00%, 6/01/17 ...................................................................        5,000,000         5,079,550
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured, ETM,
     6.50%, 1/01/10 ............................................................................           20,000            21,252
  Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
       11/01/25 ................................................................................        5,000,000         5,080,550
       11/01/31 ................................................................................        4,000,000         4,034,440
                                                                                                                     ---------------
                                                                                                                         14,215,792
                                                                                                                     ---------------
  OHIO 4.5%
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
     12/01/33 ..................................................................................        5,000,000         5,082,650
  Cleveland Airport System Revenue, Series A, FSA Insured,
       5.125%, 1/01/27 .........................................................................        4,000,000         4,027,960
       5.00%, 1/01/31 ..........................................................................       13,780,000        13,866,952
       Pre-Refunded, 5.00%, 1/01/31 ............................................................        1,625,000         1,687,904
  Cleveland Waterworks Revenue,
       Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 ........................        1,290,000         1,308,292
       Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ........................        1,460,000         1,477,608
  Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 .......................................        2,400,000         2,409,936
  Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
       12/01/29 ................................................................................        1,460,000         1,494,704
       12/01/33 ................................................................................        2,000,000         2,039,700
  Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
     Pre-Refunded, 5.00%, 12/01/27 .............................................................        3,250,000         3,313,895
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
     10/15/17 ..................................................................................        3,015,000         3,093,661
  Jefferson Area Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.00%, 12/01/31 .............................................................        4,085,000         4,171,439
  Licking Heights Local School District GO, School Facilities Construction and
     Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .......................        3,465,000         3,670,960


                                                          Semiannual Report | 69

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC
    Insured, 5.375%, 11/15/29 .................................................................  $      5,000,000   $     5,169,400
  Maumee City School District GO, School Facilities Construction and Improvement, FSA
    Insured, 5.00%, 12/01/27 ..................................................................         3,250,000         3,326,667
  Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 .................         7,500,000         7,756,950
  Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ..................................         3,230,000         3,333,263
  Olentangy Local School District GO, School Facilities Construction and Improvement, Series A,
    FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 ...............................................        11,450,000        12,406,991
  Reynoldsburg City School District GO, School Facilities Construction and Improvement, FSA
    Insured, 5.00%, 12/01/31 ..................................................................         4,000,000         4,072,640
  Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 ............         3,860,000         4,155,830
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
    5.125%, 12/01/21 ..........................................................................         3,700,000         3,909,346
  Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
    5.00%, 12/01/32 ...........................................................................         4,000,000         4,072,600
                                                                                                                    ----------------
                                                                                                                         95,849,348
                                                                                                                    ----------------
  OKLAHOMA 0.1%
  McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ...........................           300,000           342,933
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage, MBIA
    Insured, Pre-Refunded, 6.20%, 3/01/20 .....................................................         1,625,000         1,677,049
                                                                                                                    ----------------
                                                                                                                          2,019,982
                                                                                                                    ----------------
  OREGON 0.4%
  Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
    11/15/12 ..................................................................................           700,000           702,345
  Oregon Health and Science University Revenue,
      Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 .......................................           460,000           464,986
      Series A, MBIA Insured, 5.00%, 7/01/32 ..................................................         8,000,000         8,118,880
                                                                                                                    ----------------
                                                                                                                          9,286,211
                                                                                                                    ----------------
  PENNSYLVANIA 1.6%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA
    Insured, Pre-Refunded, 6.50%, 11/15/30 ....................................................        10,000,000        11,026,300
  Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
    9/01/19 ...................................................................................           500,000           577,345
  Pennsylvania State Public School Building Authority Lease Revenue, School District of
    Philadelphia Project,
      FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ...............................................         5,000,000         5,311,800
      Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ........................................         6,000,000         5,917,440
  Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
    5.00%, 8/01/32 ............................................................................         4,000,000         4,044,640
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    11/01/24 ..................................................................................         2,000,000         2,145,160
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 ........................................................         6,000,000         6,163,800
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 .............            85,000            95,348
                                                                                                                    ----------------
                                                                                                                         35,281,833
                                                                                                                    ----------------


70 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  RHODE ISLAND 0.6%
  Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
    MBIA Insured, 5.80%, 9/01/22 ..............................................................  $      7,785,000   $     7,951,677
  Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
    Project, CIFG Insured, 5.00%, 7/01/31 .....................................................         5,730,000         5,774,350
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
    Lifespan Obligation Group, Refunding, MBIA Insured, 5.75%, 5/15/23 ........................           100,000           102,143
                                                                                                                    ----------------
                                                                                                                         13,828,170
                                                                                                                    ----------------
  SOUTH CAROLINA 1.2%
  Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
    1/01/21 ...................................................................................           200,000           234,990
  Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
    Series A, FSA Insured, ETM, 7.125%, 7/01/17 ...............................................         2,520,000         2,866,928
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
    Project, FSA Insured, 5.00%, 12/01/31 .....................................................        17,800,000        18,035,316
  South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
    Series A, AMBAC Insured, 5.20%, 11/01/27 ..................................................         5,000,000         5,170,750
                                                                                                                    ----------------
                                                                                                                         26,307,984
                                                                                                                    ----------------
  SOUTH DAKOTA 0.6%
  Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ....................................         5,000,000         5,140,700
  Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ...................................         4,800,000         4,807,824
  South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ..........................         2,720,000         3,042,293
                                                                                                                    ----------------
                                                                                                                         12,990,817
                                                                                                                    ----------------
  TENNESSEE 0.5%
  Johnson City Health and Educational Facilities Board Hospital Revenue,
      Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
        7/01/28 ...............................................................................         8,500,000         8,689,125
      Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..............................         2,780,000         2,841,049
                                                                                                                    ----------------
                                                                                                                         11,530,174
                                                                                                                    ----------------
  TEXAS 8.8%
  Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
      5.625%, 11/15/21 ........................................................................         2,355,000         2,452,591
      5.80%, 11/15/29 .........................................................................        13,750,000        14,370,125
  Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
      5.125%, 5/15/27 .........................................................................        11,125,000        11,350,949
      5.25%, 5/15/31 ..........................................................................         5,000,000         5,105,500
  Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's Medical
    Center, Refunding, FSA Insured, 5.30%, 12/01/23 ...........................................         5,000,000         5,169,000
  Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
    6.30%, 1/01/17 ............................................................................        11,305,000        12,386,775
  Dallas-Fort Worth International Airport Revenue,
      Joint Series A, FGIC Insured, 6.00%, 11/01/21 ...........................................         2,210,000         2,278,134
      Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ...............        12,000,000        12,445,920
  Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A, MBIA
    Insured, Pre-Refunded, 5.375%, 7/01/29 ....................................................        22,000,000        22,852,060


                                                          Semiannual Report | 71

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Harris County Hospital District Mortgage Revenue, AMBAC Insured,
      7.40%, 2/15/10 ..........................................................................  $        735,000   $       770,023
      ETM, 7.40%, 2/15/10 .....................................................................           215,000           223,097
a Harris County Hospital District Revenue, Senior Lien, Refunding, Series A, MBIA Insured,
    5.25%, 2/15/37 ............................................................................        10,250,000        10,347,477
  Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
    11/15/30 ..................................................................................        21,325,000        21,814,195
  Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
    7/01/30 ...................................................................................         4,700,000         4,929,642
  Houston Water and Sewer System Revenue, junior lien,
      Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ...................................        10,000,000        10,616,500
      Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ..................................         6,800,000         6,894,384
  Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
    8/01/29 ...................................................................................         1,000,000         1,010,190
  Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
    Refunding,
      Series A, MBIA Insured, 5.25%, 11/01/29 .................................................         3,185,000         3,231,151
      Series B, MBIA Insured, 5.15%, 11/01/29 .................................................         2,750,000         2,786,768
  North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
    12/15/33 ..................................................................................        10,000,000        10,112,000
  Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 .......................         1,335,000         1,366,813
  Pflugerville GO, FGIC Insured,
      5.25%, 8/01/27 ..........................................................................         3,320,000         3,418,073
      5.20%, 8/01/32 ..........................................................................         3,000,000         3,059,640
  Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
    AMBAC Insured, 5.45%, 2/15/25 .............................................................         1,450,000         1,460,324
  Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A, MBIA Insured,
    6.40%, 1/01/22 ............................................................................           835,000           838,641
  Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
    Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ..........................................         3,250,000         3,704,285
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
    Project,
      Series B, FSA Insured, 5.50%, 11/01/17 ..................................................         1,000,000         1,021,970
      Series C, FSA Insured, 5.60%, 11/01/27 ..................................................         1,430,000         1,461,975
      Series D, FSA Insured, 5.375%, 11/01/27 .................................................         8,500,000         8,804,810
  United ISD, GO, 5.125%, 8/15/26 .............................................................         3,000,000         3,056,910
                                                                                                                    ----------------
                                                                                                                        189,339,922
                                                                                                                    ----------------
  UTAH 0.5%
  Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 ...............            35,000            43,796
  Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
      8/15/21 .................................................................................         5,000,000         5,080,950
      8/15/26 .................................................................................         5,000,000         5,062,800
                                                                                                                    ----------------
                                                                                                                         10,187,546
                                                                                                                    ----------------


72 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA 0.6%
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series
    B, FSA Insured, 5.00%, 4/01/35 ............................................................  $      6,000,000   $     6,097,140
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ....         3,510,000         3,597,609
  Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project,
    MBIA Insured,
       5.00%, 10/01/18 ........................................................................         1,000,000         1,024,540
       5.25%, 10/01/28 ........................................................................         1,420,000         1,466,988
                                                                                                                    ----------------
                                                                                                                         12,186,277
                                                                                                                    ----------------
  WASHINGTON 2.0%
  King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ................         6,420,000         6,487,346
  Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
    12/01/15 ..................................................................................         1,000,000         1,004,850
  Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ..........................................         2,000,000         2,003,240
  Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
    6.65%, 1/01/16 ............................................................................         4,250,000         4,915,082
  Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 ...........................         3,400,000         3,415,878
  Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .................         6,000,000         6,189,360
  Washington State Health Care Facilities Authority Revenue,
       Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 .......................         5,000,000         5,244,050
       Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 .....................        13,000,000        13,346,840
                                                                                                                    ----------------
                                                                                                                         42,606,646
                                                                                                                    ----------------
  WEST VIRGINIA 2.0%
  Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
    AMBAC Insured, 6.75%, 8/01/24 .............................................................        11,560,000        11,575,953
  Shepherd University Board of Governors Revenue, Residence Facilities Projects, MBIA Insured,
    5.00%, 6/01/35 ............................................................................         9,445,000         9,589,603
  West Virginia State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/21 ...............         5,000,000         5,173,100
  West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
    Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 .....................................         5,000,000         5,059,800
  West Virginia Water Development Authority Infrastructure Revenue, West Virginia
    Infrastructure Jobs Program, Series A, FSA Insured, 4.75%, 10/01/45 .......................        11,405,000        10,977,655
                                                                                                                    ----------------
                                                                                                                         42,376,111
                                                                                                                    ----------------
  WISCONSIN 0.2%
  Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, FGIC
    Insured, 6.90%, 8/01/21 ...................................................................         3,000,000         3,723,960
                                                                                                                    ----------------
  U.S. TERRITORY 0.0% b
  DISTRICT OF COLUMBIA 0.0% b
  District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ..................           150,000           151,649
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $2,119,859,605) ...........................................                       2,171,525,669
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  FLORIDA 0.1%
c Jacksonville Health Facilities Authority Hospital Revenue, Series C, Daily VRDN and Put,
    3.98%, 8/15/33 ............................................................................           700,000           700,000
                                                                                                                    ----------------


                                                          Semiannual Report | 73

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY 0.0% b
c Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.99%, 6/01/32 ..........  $        700,000   $       700,000
                                                                                                                    ----------------
  MARYLAND 0.0% b
c Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series B, AMBAC
    Insured, Daily VRDN and Put, 4.05%, 7/01/34 ...............................................           200,000           200,000
                                                                                                                    ----------------
  MASSACHUSETTS 0.0% b
c Massachusetts State GO, Consolidated Loan, Series B, Daily VRDN and Put, 4.03%,
    3/01/26 ...................................................................................           100,000           100,000
c Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series E, Daily VRDN and Put, 3.93%, 1/01/35 .....................................           600,000           600,000
                                                                                                                    ----------------
                                                                                                                            700,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,300,000) ..............................................                           2,300,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $2,122,159,605) 101.0% ..............................................                       2,173,825,669
  OTHER ASSETS, LESS LIABILITIES (1.0)% .......................................................                         (20,660,849)
                                                                                                                    ----------------
  NET ASSETS 100.0% ...........................................................................                     $ 2,153,164,820
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 115.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


74 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                  (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $    11.96       $   11.92   $   11.98   $   12.11   $   11.91   $   11.64
                                                      -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................           0.24            0.49        0.50        0.52        0.52        0.54
   Net realized and unrealized gains (losses) .....          (0.35)           0.04       (0.06)      (0.13)       0.20        0.27
                                                      -----------------------------------------------------------------------------
Total from investment operations ..................          (0.11)           0.53        0.44        0.39        0.72        0.81
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income .....          (0.25)          (0.49)      (0.50)      (0.52)      (0.52)      (0.54)
                                                      -----------------------------------------------------------------------------
Redemption fees ...................................             -- e            -- e        -- e        -- e        --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ....................     $    11.60       $   11.96   $   11.92   $   11.98   $   12.11   $   11.91
                                                      =============================================================================

Total return c ....................................          (0.93)%          4.59%       3.71%       3.35%       6.16%       7.19%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................           0.66%           0.66%       0.67%       0.67%       0.67%       0.67%
Net investment income .............................           4.14%           4.16%       4.21%       4.35%       4.36%       4.59%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $  464,654       $ 467,299   $ 450,425   $ 442,842   $ 432,467   $ 426,319
Portfolio turnover rate ...........................          19.10%          14.41%      17.65%       9.54%      10.99%      16.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 75

Franklin Tax-Free Trust

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $    12.05       $   12.00   $   12.06   $   12.19   $   11.98   $   11.70
                                                      -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................           0.21            0.43        0.44        0.45        0.46        0.48
   Net realized and unrealized gains (losses) .....          (0.35)           0.05       (0.07)      (0.13)       0.20        0.28
                                                      -----------------------------------------------------------------------------
Total from investment operations ..................          (0.14)           0.48        0.37        0.32        0.66        0.76
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income .....          (0.22)          (0.43)      (0.43)      (0.45)      (0.45)      (0.48)
                                                      -----------------------------------------------------------------------------
Redemption fees ...................................             -- e            -- e        -- e        -- e        --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ....................     $    11.69       $   12.05   $   12.00   $   12.06   $   12.19   $   11.98
                                                      =============================================================================

Total return c ....................................          (1.20)%          4.07%       3.13%       2.75%       5.62%       6.66%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................           1.21%           1.20%       1.22%       1.22%       1.23%       1.21%
Net investment income .............................           3.59%           3.62%       3.66%       3.80%       3.80%       4.05%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $   59,498       $  59,247   $  57,063   $  50,272   $  48,268   $  43,002
Portfolio turnover rate ...........................          19.10%          14.41%      17.65%       9.54%      10.99%      16.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


76 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  MASSACHUSETTS 99.0%
  Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ......................................................     $  1,465,000    $  1,527,995
  Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
     5.00%, 5/01/27 ..............................................................................        3,970,000       4,065,717
  Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       2/01/21 ...................................................................................        3,000,000       3,158,340
       2/01/22 ...................................................................................        2,940,000       3,095,173
  Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .........................        1,750,000       1,783,145
  Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ............        3,140,000       3,426,085
  Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25 ............        4,000,000       4,246,560
  Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 .............        1,000,000       1,060,430
  Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ...........        9,805,000      10,067,676
  Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 .......................................        2,055,000       2,153,784
  Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 .......................................        1,000,000       1,042,180
  Lowell GO,
       FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ................................................        1,595,000       1,690,525
       State Qualified, AMBAC Insured, 5.00%, 2/01/21 ............................................        1,330,000       1,376,377
       State Qualified, AMBAC Insured, 5.00%, 2/01/22 ............................................        1,405,000       1,451,927
  Ludlow GO, School Project, Limited Tax, MBIA Insured,
       7.30%, 11/01/07 ...........................................................................          210,000         211,119
       7.30%, 11/01/08 ...........................................................................          210,000         218,509
       7.40%, 11/01/09 ...........................................................................          210,000         226,214
  Martha's Vineyard Land Bank Revenue, AMBAC Insured,
       4.875%, 5/01/22 ...........................................................................        2,000,000       2,051,020
       5.00%, 5/01/32 ............................................................................        2,000,000       2,030,360
       5.00%, 5/01/34 ............................................................................        7,000,000       7,102,410
  Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
     FGIC Insured, 5.25%, 3/01/15 ................................................................        2,000,000       2,172,520
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
     FGIC Insured, 5.00%, 7/01/27 ................................................................        5,000,000       5,275,350
  Massachusetts State College Building Authority Project Revenue,
       Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ......................        2,000,000       2,011,600
       Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 .........................................        5,000,000       5,548,850
       Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ..............................................        5,000,000       5,180,100
  Massachusetts State Development Finance Agency Revenue,
       Boston College, Series P, MBIA Insured, 5.00%, 7/01/38 ....................................        7,000,000       7,086,240
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 .............................        3,600,000       3,650,004
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 .............................       25,305,000      25,656,486
       Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ..............................        2,000,000       1,976,320
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
         2/01/34 .................................................................................       22,400,000      23,088,352
       MBIA Insured, 5.20%, 7/01/32 ..............................................................        2,250,000       2,328,300
       Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 ....................................        4,000,000       4,300,920
       Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 .....................................        2,090,000       2,436,062
       Series P, MBIA Insured, 4.75%, 7/01/42 ....................................................       11,000,000      10,530,300
       Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ..................        1,500,000       1,590,405
       Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33 ........       10,000,000      10,104,900
       Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ..................       12,850,000      13,062,153


                                                          Semiannual Report | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State GO,
       Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 .....................    $  5,000,000    $  5,354,200
       Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .................................      10,000,000      10,258,900
       Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ...................       9,645,000      10,321,693
       Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 .............................       3,430,000       3,621,943
       Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ....................         965,000       1,019,001
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .................................................       4,100,000       4,329,436
  Massachusetts State Health and Educational Facilities Authority Revenue,
       Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ....................................       5,000,000       5,115,550
       Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ....................       3,000,000       3,034,080
       Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ..................       1,000,000       1,000,550
       Catholic Health East, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 ...............       6,575,000       6,764,557
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .............................................      10,000,000      10,053,300
       Harvard University, Series FF, 5.125%, 7/15/37 .............................................       3,000,000       3,079,560
       New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ................      10,000,000      10,200,300
       Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ...........................       1,250,000       1,273,438
       Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ........................       4,885,000       4,939,761
       Springfield College, AMBAC Insured, 5.00%, 10/15/27 ........................................       2,500,000       2,526,625
       Tufts University, Series I, 5.25%, 2/15/30 .................................................       4,000,000       4,080,560
       University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ......................       3,000,000       3,107,460
       University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded,
         5.25%, 10/01/31 ..........................................................................       3,500,000       3,707,305
       University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
         10/01/29 .................................................................................       4,000,000       4,290,920
       University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded, 5.25%,
         10/01/31 .................................................................................       1,500,000       1,607,295
       Wellesley College, Series F, 5.125%, 7/01/39 ...............................................       7,500,000       7,617,675
       Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 .................................       1,770,000       1,832,127
       Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 .......................       3,030,000       2,969,036
  Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
     4/01/21 ......................................................................................         430,000         533,867
  Massachusetts State HFA Rental Housing Mortgage Revenue, Series A, AMBAC Insured, 5.95%,
     7/01/30 ......................................................................................       2,000,000       2,079,040
  Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket Electric Co.,
     Series A, AMBAC Insured, 5.875%, 7/01/17 .....................................................       4,000,000       4,040,000
  Massachusetts State Industrial Finance Agency Revenue,
       St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 .....................................       2,665,000       2,677,099
       Trustees Deerfield Academy, 5.25%, 10/01/27 ................................................       2,800,000       2,855,440
       Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...................       4,000,000       4,121,800
       WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ......................       2,500,000       2,530,875
       Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 ..................       3,720,000       3,794,400
       Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ........       2,000,000       2,040,000
       Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 .......       4,000,000       4,080,000
  Massachusetts State Port Authority Revenue,
       Series A, AMBAC Insured, 5.00%, 7/01/35 ....................................................      14,915,000      15,145,586
       Series A, FSA Insured, 4.50%, 7/01/32 ......................................................       7,725,000       7,262,427
       Series A, FSA Insured, 4.50%, 7/01/37 ......................................................       7,935,000       7,369,314


78 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Port Authority Revenue, (continued)
       Series A, FSA Insured, Pre-Refunded, 5.125%, 7/01/17 .......................................    $  2,000,000    $  2,070,540
       US Airways Project, MBIA Insured, 6.00%, 9/01/21 ...........................................       4,700,000       4,871,127
       US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ................................       4,500,000       4,548,510
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
     Insured, 4.50%, 8/15/35 ......................................................................      10,000,000       9,452,600
  Massachusetts State Special Obligation Dedicated Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .................................................       5,000,000       5,380,500
       Refunding, FGIC Insured, 5.50%, 1/01/34 ....................................................       8,400,000       9,375,492
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ..........................................       9,000,000       9,012,870
       sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ...............................       4,600,000       4,689,746
       sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..............................      17,560,000      17,559,824
  Massachusetts State Water Pollution Abatement Trust Revenue,
       Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...............................................       2,620,000       2,746,363
       Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .................................       1,075,000       1,138,683
       Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..............................................       4,300,000       4,385,828
       Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ................................       1,700,000       1,786,020
       Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...................       3,995,000       4,171,659
       Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ................       1,005,000       1,053,039
  Massachusetts State Water Resources Authority Revenue,
       General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 .................................      10,700,000      10,883,505
       Refunding, Series J, FSA Insured, 5.00%, 8/01/32 ...........................................       9,000,000       9,097,020
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 .......................................       9,275,000       9,874,629
       Series A, FSA Insured, 4.50%, 8/01/46 ......................................................       1,000,000         913,010
  Milford GO, FSA Insured, 5.125%, 12/15/26 .......................................................       1,030,000       1,076,391
  Monson GO, AMBAC Insured, 5.25%, 11/01/23 .......................................................       1,675,000       1,772,016
  New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ............................       3,685,000       3,815,375
  Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
     10/01/18 .....................................................................................       2,000,000       2,068,760
  Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
     5.375%, 6/15/33 ..............................................................................      15,475,000      16,169,054
  Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ........................................       2,795,000       3,004,709
  Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ...........................................       2,075,000       2,157,710
  Springfield GO,
       Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 .........................       5,000,000       5,283,150
       Municipal Purpose Loan, FSA Insured, Pre-Refunded, 5.00%, 11/15/18 .........................       1,500,000       1,538,280
       State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 ........................       2,000,000       1,938,000
  Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
     5.00%, 11/01/21 ..............................................................................       2,775,000       2,939,780
  University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured, 5.25%,
       11/01/23 ...................................................................................       2,155,000       2,327,422
       11/01/28 ...................................................................................       5,035,000       5,437,850
  University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1, AMBAC
     Insured, Pre-Refunded, 5.25%, 11/01/29 .......................................................       3,000,000       3,264,270
  Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 .............       1,960,000       2,030,560


                                                          Semiannual Report | 79

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 .....................................................    $  1,230,000    $  1,280,787
  Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ................................       1,335,000       1,337,136
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $505,159,371) .................................................                     519,071,743
                                                                                                                       -------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  MASSACHUSETTS 0.1%
a Massachusetts State Development Finance Agency Revenue, Harvard University, Series B-1,
     Daily VRDN and Put, 3.90%, 7/15/36 ...........................................................         100,000         100,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series D, MBIA Insured, Daily VRDN and Put, 3.91%, 1/01/35 ..........................         100,000         100,000
a Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
     Sub Series C, Daily VRDN and Put, 4.03%, 8/01/20 .............................................         200,000         200,000
                                                                                                                       -------------
  TOTAL SHORT TERM INVESTMENTS (COST $400,000) ....................................................                         400,000
                                                                                                                       -------------
  TOTAL INVESTMENTS (COST $505,559,371) 99.1% .....................................................                     519,471,743
  OTHER ASSETS, LESS LIABILITIES 0.9% .............................................................                       4,680,061
                                                                                                                       -------------
  NET ASSETS 100.0% ...............................................................................                    $524,151,804
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 115.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


80 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)            2007         2006         2005       2004 f         2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $      12.24       $    12.27   $    12.35   $    12.58   $    12.46   $    12.25
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................           0.26             0.53         0.54         0.55         0.55         0.57
   Net realized and unrealized gains
      (losses) ................................          (0.25)           (0.01)       (0.08)       (0.23)        0.18         0.28
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           0.01             0.52         0.46         0.32         0.73         0.85
                                                  ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income ......................          (0.26)           (0.53)       (0.54)       (0.55)       (0.54)       (0.57)
   Net realized gains .........................             --            (0.02)          --           --        (0.07)       (0.07)
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................          (0.26)           (0.55)       (0.54)       (0.55)       (0.61)       (0.64)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................             -- e             -- e         -- e         -- e         --           --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................   $      11.99       $    12.24   $    12.27   $    12.35   $    12.58   $    12.46
                                                  ==================================================================================

Total return c ................................           0.10%            4.35%        3.77%        2.65%        6.06%        7.17%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................           0.63%            0.64%        0.64%        0.64%        0.64%        0.64%
Net investment income .........................           4.25%            4.34%        4.38%        4.45%        4.42%        4.62%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $  1,276,523       $1,260,755   $1,230,439   $1,199,126   $1,248,975   $1,253,847
Portfolio turnover rate .......................          10.84%            7.97%        6.55%        9.40%       11.29%       13.22%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 81

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS B                                                  (UNAUDITED)          2007       2006       2005     2004 f       2003
                                                       ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............   $      12.30       $  12.33   $  12.40   $  12.63   $  12.51   $  12.29
                                                       ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................           0.23           0.46       0.47       0.48       0.48       0.50
   Net realized and unrealized gains (losses) ......          (0.25)         (0.01)     (0.07)     (0.23)      0.19       0.30
                                                       ------------------------------------------------------------------------
Total from investment operations ...................          (0.02)          0.45       0.40       0.25       0.67       0.80
                                                       ------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........................          (0.23)         (0.46)     (0.47)     (0.48)     (0.48)     (0.51)
   Net realized gains ..............................             --          (0.02)        --         --      (0.07)     (0.07)
                                                       ------------------------------------------------------------------------
Total distributions ................................          (0.23)         (0.48)     (0.47)     (0.48)     (0.55)     (0.58)
                                                       ------------------------------------------------------------------------
Redemption fees ....................................             -- e           -- e       -- e       -- e       --         --
                                                       ------------------------------------------------------------------------
Net asset value, end of period .....................   $      12.05       $  12.30   $  12.33   $  12.40   $  12.63   $  12.51
                                                       ========================================================================

Total return c .....................................          (0.18)%         3.77%      3.27%      2.08%      5.46%      6.64%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           1.18%          1.19%      1.19%      1.19%      1.19%      1.19%
Net investment income ..............................           3.70%          3.79%      3.83%      3.90%      3.87%      4.07%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................   $     42,802       $ 45,664   $ 51,285   $ 54,867   $ 58,867   $ 49,931
Portfolio turnover rate ............................          10.84%          7.97%      6.55%      9.40%     11.29%     13.22%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


82 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)         2007        2006        2005      2004 f        2003
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............   $        12.36   $   12.39   $   12.46   $   12.69   $   12.56   $   12.34
                                                      ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................             0.23        0.47        0.48        0.48        0.48        0.51
   Net realized and unrealized gains (losses) .....            (0.25)      (0.02)      (0.08)      (0.23)       0.19        0.29
                                                      ---------------------------------------------------------------------------
Total from investment operations ..................            (0.02)       0.45        0.40        0.25        0.67        0.80
                                                      ---------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........................            (0.23)      (0.46)      (0.47)      (0.48)      (0.47)      (0.51)
   Net realized gains .............................               --       (0.02)         --          --       (0.07)      (0.07)
                                                      ---------------------------------------------------------------------------
Total distributions ...............................            (0.23)      (0.48)      (0.47)      (0.48)      (0.54)      (0.58)
                                                      ---------------------------------------------------------------------------
Redemption fees ...................................               -- e        -- e        -- e        -- e        --          --
                                                      ---------------------------------------------------------------------------
Net asset value, end of period ....................   $        12.11   $   12.36   $   12.39   $   12.46   $   12.69   $   12.56
                                                      ===========================================================================

Total return c ....................................            (0.18)%      3.74%       3.25%       2.06%       5.50%       6.63%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................             1.18%       1.19%       1.19%       1.19%       1.22%       1.16%
Net investment income .............................             3.70%       3.79%       3.83%       3.90%       3.84%       4.10%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $      123,952   $ 126,535   $ 123,024   $ 108,308   $ 116,544   $ 110,159
Portfolio turnover rate ...........................            10.84%       7.97%       6.55%       9.40%      11.29%      13.22%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 83

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  MICHIGAN 91.6%
  Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
       5/01/26 .................................................................................   $    1,960,000    $    2,093,515
       5/01/29 .................................................................................        2,125,000         2,269,755
       5/01/34 .................................................................................        6,690,000         7,145,723
a Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
     5.00%, 5/01/32 ............................................................................        7,300,000         7,394,389
  Allendale Public School District GO,
       2006, School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 .............        3,225,000         3,421,144
       School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ...................        3,225,000         3,421,145
       School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ...................        5,490,000         5,823,902
       School Building and Site, Series A, FSA Insured, 5.00%, 5/01/37 .........................       11,810,000        12,017,502
  Anchor Bay School District GO, School Building and Site,
       Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ....................................        2,000,000         2,075,060
       Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ...................................        5,000,000         5,255,600
       Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ...................................        3,750,000         3,946,425
  Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded, 5.00%,
     5/01/29 ...................................................................................        9,000,000         9,553,950
  Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/31 .................................................................................        6,000,000         6,105,420
       5/01/34 .................................................................................       10,165,000        10,327,843
  Battle Creek School District Paying Agent and Registrar, School Building and Site, FSA
     Insured, 5.00%, 5/01/37 ...................................................................        8,760,000         8,886,757
  Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 ...........        6,000,000         6,139,260
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
       11/01/27 ................................................................................        5,000,000         5,132,750
       11/01/33 ................................................................................        2,590,000         2,639,754
  Brown City Community School District GO, Building and Site, FGIC Insured,
       5.00%, 5/01/31 ..........................................................................        3,200,000         3,238,080
       Pre-Refunded, 5.00%, 5/01/26 ............................................................        4,445,000         4,670,717
  Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 .................................        3,665,000         3,769,416
  Carman-Ainsworth Community School District GO, FGIC Insured,
       5.00%, 5/01/27 ..........................................................................        1,400,000         1,421,966
       Pre-Refunded, 5.00%, 5/01/27 ............................................................        1,550,000         1,636,056
  Central Michigan University Revenue,
       FGIC Insured, 5.00%, 10/01/27 ...........................................................          500,000           503,300
       General, AMBAC Insured, 5.00%, 10/01/34 .................................................        8,905,000         9,082,388
       Series A, AMBAC Insured, 5.05%, 10/01/32 ................................................       10,000,000        10,188,000
  Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 ................        1,400,000         1,452,542
  Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
     5/01/21 ...................................................................................        3,550,000         3,713,690
  Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 .............        5,000,000         5,137,900
  Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ............        6,500,000         6,602,895
  Coopersville Area Public Schools, School Building and Site, FSA Insured, 5.00%, 5/01/31 ......        5,000,000         5,098,250


84 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Detroit City School District GO,
       School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
         5/01/23 ...............................................................................   $    2,650,000    $    2,813,108
       School Building and Site Improvements, Series A, FSA Insured, Pre-Refunded, 5.125%,
         5/01/31 ...............................................................................       38,330,000        40,661,231
       School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ...........        2,000,000         2,056,360
       Series A, FSA Insured, 6.00%, 5/01/29 ...................................................       10,000,000        11,731,100
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 .....................       10,610,000        10,872,491
  Detroit Sewage Disposal Revenue, senior lien,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ........................................        5,960,000         6,010,481
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................       11,755,000        12,497,563
  Detroit Water Supply System Revenue,
       FGIC Insured, ETM, 6.25%, 7/01/12 .......................................................        1,455,000         1,535,913
       second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .....................................       20,000,000        21,467,200
       second lien, Series B, MBIA Insured, 5.00%, 7/01/34 .....................................        8,875,000         8,941,207
       senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .....................................       11,400,000        11,541,474
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ......................        1,500,000         1,587,030
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................        4,880,000         5,143,471
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................        4,745,000         5,009,866
       senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 .....................................        4,930,000         4,971,954
       Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ....................................        5,270,000         5,602,906
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 .................        5,500,000         5,587,835
  East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%, 5/01/29 .......        4,775,000         4,954,206
  Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       6/01/28 .................................................................................        6,730,000         7,149,683
       6/01/33 .................................................................................       14,700,000        15,616,692
  Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
       5.00%, 5/01/26 ..........................................................................        2,700,000         2,768,931
       5.00%, 5/01/29 ..........................................................................          820,000           834,809
       Pre-Refunded, 5.00%, 5/01/29 ............................................................        1,930,000         2,061,472
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 .................        5,000,000         5,108,950
  Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
     2/15/25 ...................................................................................          100,000           100,090
  Fennville Public Schools GO, School Building and Site, FGIC Insured,
       5.00%, 5/01/30 ..........................................................................        2,085,000         2,126,241
       Pre-Refunded, 5.00%, 5/01/30 ............................................................        1,115,000         1,190,954
       Pre-Refunded, 5.00%, 5/01/34 ............................................................        3,250,000         3,471,390
  Ferris State University Revenue, FGIC Insured, 5.25%,
       10/01/26 ................................................................................        1,500,000         1,542,165
       10/01/31 ................................................................................        3,255,000         3,323,843
  Fowlerville Community School District GO, FGIC Insured, 5.00%,
       5/01/30 .................................................................................        1,990,000         2,028,208
       5/01/34 .................................................................................        8,145,000         8,287,456
  Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 .......................        4,000,000         4,086,600
  Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
     5/01/28 ...................................................................................        4,250,000         4,346,262


                                                          Semiannual Report | 85

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ............................   $    2,000,000    $    2,083,120
  Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
       5.00%, 10/01/28 .........................................................................        3,590,000         3,677,022
       Pre-Refunded, 5.00%, 10/01/28 ...........................................................        2,410,000         2,554,769
  Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
     6.875%, 6/01/24 ...........................................................................        7,500,000         7,517,775
  Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
       1/01/30 .................................................................................        7,500,000         7,670,025
       1/01/34 .................................................................................        7,795,000         7,946,067
  Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ..............................        3,500,000         3,556,945
  Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ..........................        2,000,000         2,008,580
  Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, Pre-Refunded,
     5.45%, 8/01/47 ............................................................................        4,355,000         4,419,367
  Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .........       30,000,000        31,759,500
  Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ..............          700,000           700,063
  Hazel Park School District GO, FSA Insured, 5.00%,
       5/01/27 .................................................................................        9,000,000         9,167,670
       5/01/32 .................................................................................       12,475,000        12,665,618
  Healthsource Saginaw Inc., Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 ...................        4,145,000         4,215,921
  Howell Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%, 5/01/22 ........................        2,000,000         2,071,080
  Huron School District GO, FSA Insured, Pre-Refunded,
       5.25%, 5/01/21 ..........................................................................        1,500,000         1,580,310
       5.375%, 5/01/26 .........................................................................        2,500,000         2,644,450
  Jackson Brownfield RDAR, FGIC Insured,
       5.125%, 6/01/22 .........................................................................        2,290,000         2,366,097
       5.125%, 6/01/24 .........................................................................        1,215,000         1,251,183
       Pre-Refunded, 5.25%, 6/01/26 ............................................................        2,820,000         3,009,504
       Pre-Refunded, 5.375%, 6/01/30 ...........................................................        5,830,000         6,253,200
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/34 ...................................................................................        6,620,000         6,716,851
  Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ............        4,000,000         4,180,240
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
       Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...................        3,805,000         4,014,998
       Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.25%, 5/15/18 ..................          115,000           117,390
       Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 ..................       10,000,000        10,224,700
       Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .....................          135,000           137,403
  Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ..............................       21,885,000        22,102,099
  Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ............        1,000,000         1,023,760
  Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ............        3,320,000         3,401,240
  Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
     Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ........................................        2,115,000         2,177,223
  Lincoln Consolidated School District GO, FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ...........        1,000,000         1,008,810
  Lincoln Park School District GO,
     FGIC Insured, Pre-Refunded, 5.00%, 5/01/26 ................................................          255,000           257,247
     Refunding, FGIC Insured, 5.00%, 5/01/26 ...................................................          645,000           647,767
  Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30 ..........        3,950,000         4,107,368


86 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
      5/01/25 ..................................................................................   $    3,125,000    $    3,278,875
      5/01/30 ..................................................................................        3,250,000         3,410,030
  Marysville Public School District GO, School Building and Site, Refunding, FSA Insured,
    5.00%, 5/01/35 .............................................................................       12,000,000        12,220,080
  Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
      5.40%, 6/01/19 ...........................................................................        5,000,000         5,087,100
      5.50%, 6/01/25 ...........................................................................        5,000,000         5,097,450
  Michigan Municipal Bond Authority Revenue,
      Clean Water State Revolving Fund, 5.00%, 10/01/24 ........................................       11,355,000        11,671,691
      Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ...................        3,790,000         3,815,052
  Michigan State Building Authority Revenue,
      Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ..................        4,450,000         4,511,988
      Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ....................        3,000,000         3,032,880
      Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ....................        5,000,000         5,088,900
      Facilities Program, Series III, FSA Insured, Pre-Refunded, 5.00%, 10/15/26 ...............       14,000,000        14,846,720
      Refunding, AMBAC Insured, 5.00%, 10/15/33 ................................................       16,000,000        16,276,640
      Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 ......................................       17,160,000        17,498,910
      Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 ......................................        5,000,000         5,083,900
  Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
    5/15/31 ....................................................................................        8,000,000         8,180,560
  Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ..............................       12,000,000        12,569,760
  Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
    4/01/16 ....................................................................................          200,000           203,982
  Michigan State Hospital Finance Authority Revenue,
      Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ..........       15,175,000        16,086,107
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
        8/15/24 ................................................................................       15,000,000        15,317,850
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
        8/15/27 ................................................................................       10,000,000        10,209,700
      Edward W. Sparrow Hospital, Refunding, MBIA Insured, 5.00%, 11/15/31 .....................        8,500,000         8,621,465
      Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 .....................        6,000,000         6,034,140
      Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 .....................        1,750,000         1,759,958
      Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 .....................................          300,000           304,464
      Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ........................        8,605,000         8,700,171
      Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 ..............       11,000,000        11,574,750
      Mercy Mount Clemens Corp., Series A, MBIA Insured, Pre-Refunded, 5.75%, 5/15/29 ..........        4,890,000         5,103,791
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 .......................................        7,065,000         7,189,697
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 .......................................        1,000,000         1,011,020
      Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 .........        7,500,000         7,671,975
      Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ..............        7,500,000         7,616,700
      Refunding, MBIA Insured, 5.00%, 11/15/36 .................................................       12,465,000        12,527,325
      Sparrow, Refunding, MBIA Insured, 5.00%, 11/15/36 ........................................        6,165,000         6,228,376
      St.John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 ...................       14,500,000        14,786,955
      St.John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 .........................        3,445,000         3,558,961
      St.John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 .........................        9,545,000        10,123,427


                                                          Semiannual Report | 87

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27 .......................   $   10,000,000    $   10,500,900
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison Co.,
    Fund, Pollution, Refunding, Series AA, FGIC Insured, 6.95%, 5/01/11 ........................        5,000,000         5,537,900
  Michigan State Strategic Fund Ltd. Obligation Revenue, The Detroit Edison Co., Pollution
    Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21 ..        3,000,000         3,751,710
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ............       12,350,000        12,628,616
  Michigan State Trunk Line Revenue,
      Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 .......................................        3,300,000         3,342,240
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 .......................................        3,050,000         3,103,711
      Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 .....................................       16,265,000        17,059,057
      Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 .....................................       34,680,000        36,703,925
  Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 ...................................................................................        3,675,000         3,732,514
  Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ..................        3,500,000         3,678,780
  North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%, 11/01/31 ............        5,960,000         6,082,538
  Northview Public Schools District GO,
      MBIA Insured, 5.80%, 5/01/21 .............................................................          235,000           236,901
      Refunding, FGIC Insured, 5.00%, 5/01/21 ..................................................        3,450,000         3,470,596
  Oakland Schools Intermediate School District GO, School Building and Site, FSA Insured,
    5.00%, 5/01/36 .............................................................................        3,000,000         3,052,710
  Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
      5.00%, 5/01/23 ...........................................................................          500,000           504,405
      5.125%, 5/01/28 ..........................................................................          500,000           504,805
  Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
    5.00%, 5/01/34 .............................................................................        9,835,000        10,504,960
  Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, Pre-Refunded, 5.00%,
    5/01/32 ....................................................................................        7,775,000         8,248,808
  Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
      5/01/26 ..................................................................................        5,425,000         5,700,481
      5/01/31 ..................................................................................        4,865,000         5,112,045
  Parchment School District GO, School Building and Site, FSA Insured, 4.75%, 5/01/36 ..........        3,175,000         3,140,488
  Pennfield School District GO, School Building and Site, FGIC Insured,
      5.00%, 5/01/29 ...........................................................................          505,000           539,401
      Pre-Refunded, 5.00%, 5/01/29 .............................................................          645,000           688,937
      Pre-Refunded, 5.00%, 5/01/34 .............................................................        2,500,000         2,670,300
  Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 ........................        2,955,000         3,030,441
  Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
      6/01/23 ..................................................................................        1,620,000         1,737,596
      6/01/27 ..................................................................................        2,635,000         2,826,275
  Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ...................................        1,600,000         1,632,992
  River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ......................        6,575,000         6,776,261
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/31 ....................................................................................        5,000,000         5,108,900


88 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M, MBIA
    Insured, 5.25%,
      11/15/31 .................................................................................   $   12,750,000    $   13,013,287
      11/15/35 .................................................................................       17,600,000        17,869,632
  Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/36 .......        6,950,000         7,061,825
  Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
    MBIA Insured,
      5.375%, 7/01/19 ..........................................................................        4,850,000         4,994,481
      5.50%, 7/01/24 ...........................................................................        1,750,000         1,811,863
  Saginaw Valley State University Revenue,
      General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 .....................................        2,195,000         2,266,228
      General, FSA Insured, 5.00%, 7/01/37 .....................................................        5,000,000         5,069,400
      General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ........................................          345,000           355,140
      Series A, MBIA Insured, 5.125%, 7/01/30 ..................................................        4,315,000         4,380,890
  South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 .......................        2,000,000         2,067,480
  South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
    5/01/30 ....................................................................................        3,500,000         3,562,125
  Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 ............        6,535,000         6,663,674
  Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 ........................        9,040,000         8,943,001
  Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
    5/01/30 ....................................................................................        2,730,000         2,915,968
  St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
    6.40%, 8/01/24 .............................................................................       10,000,000        10,433,100
  Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 ...................        4,715,000         4,823,021
  Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
      5/01/29 ..................................................................................        2,900,000         2,951,475
      5/01/34 ..................................................................................        3,945,000         3,997,311
  Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ..................        2,595,000         2,660,109
  Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
      5/01/25 ..................................................................................        5,925,000         6,198,202
      5/01/30 ..................................................................................        4,500,000         4,707,495
  Thornapple Kellogg School GO, School Building and Site,
      FSA Insured, Pre-Refunded, 5.00%, 5/01/23 ................................................          965,000         1,023,807
      FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ................................................        6,250,000         6,630,875
      Refunding, FSA Insured, 5.00%, 5/01/23 ...................................................        3,035,000         3,125,048
  Troy City School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/26 .........        7,100,000         7,320,952
  Warren Consolidated School District GO, FSA Insured,
      4.875%, 5/01/22 ..........................................................................        8,910,000         9,038,215
      Pre-Refunded, 4.875%, 5/01/22 ............................................................        2,940,000         3,075,269
      Pre-Refunded, 5.00%, 5/01/26 .............................................................       14,450,000        15,183,771
  Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ..................        2,450,000         2,586,122
  Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
      5.25%, 12/01/25 ..........................................................................       17,000,000        17,636,140
      5.00%, 12/01/30 ..........................................................................       10,750,000        10,892,437
  Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A, MBIA
    Insured, 5.25%, 12/01/18 ...................................................................        5,500,000         5,611,485


                                                          Semiannual Report | 89

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Wayne State University Revenues,
      General, AMBAC Insured, 5.00%, 11/15/30 ..................................................   $    3,925,000    $    4,026,579
      General, AMBAC Insured, 5.00%, 11/15/36 ..................................................        6,000,000         6,123,720
      Refunding, FGIC Insured, 5.125%, 11/15/29 ................................................       17,900,000        18,346,068
  West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
      5/01/19 ..................................................................................        2,100,000         2,223,165
      5/01/20 ..................................................................................        2,000,000         2,117,300
  West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ..................        1,400,000         1,441,398
  West Ottawa Public School District GO,
      FGIC Insured, 5.60%, 5/01/21 .............................................................          695,000           696,793
      FGIC Insured, 5.60%, 5/01/26 .............................................................        3,575,000         3,583,794
      School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ............................        6,025,000         6,125,858
  Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
    1/01/23 ....................................................................................        8,500,000         8,583,045
  Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 ........................        9,375,000         9,522,000
  Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 .................................       12,550,000        12,682,779
  Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 .......................        5,750,000         5,805,257
  Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ...............        5,700,000         5,842,899
  Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
    5/01/32 ....................................................................................        6,065,000         6,144,997
  Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, Pre-Refunded,
    5.00%, 9/01/27 .............................................................................        2,115,000         2,240,187
  Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 ...........................        3,350,000         3,446,346
                                                                                                                     ---------------
                                                                                                                      1,322,162,154
                                                                                                                     ---------------
  U.S. TERRITORIES 7.5%
  PUERTO RICO 7.5%
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .........................................       11,945,000        12,148,782
      Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ....................................       25,000,000        26,745,000
      Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................        8,055,000         8,542,408
  Puerto Rico Electric Power Authority Power Revenue,
      Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 .......................................        6,500,000         6,739,655
      Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ....................................       20,800,000        22,169,888
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ....................................       14,000,000        15,077,860
      Series TT, 5.00%, 7/01/37 ................................................................       10,000,000         9,968,500
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ...................        7,210,000         7,219,229
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        108,611,322
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,383,951,725) ............................................                      1,430,773,476
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  MICHIGAN 0.2%
b Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    4.05%, 7/01/33 .............................................................................          450,000           450,000
b Michigan State University Revenues, Series A, Daily VRDN and Put, 4.05%, 8/15/32 .............        2,760,000         2,760,000
                                                                                                                     ---------------
                                                                                                                          3,210,000
                                                                                                                     ---------------


90 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 0.1%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
    Insured, Weekly VRDN and Put, 3.73%, 12/01/15 ..............................................   $    1,300,000    $    1,300,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,510,000) ...............................................                          4,510,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,388,461,725) 99.4% ................................................                      1,435,283,476
  OTHER ASSETS, LESS LIABILITIES 0.6% ..........................................................                          7,994,378
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $1,443,277,854
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 115.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 91

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)          2007         2006         2005         2004 f        2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    12.16      $   12.13    $   12.23    $   12.39    $   12.23    $    11.99
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................            0.25           0.50         0.51         0.53         0.54          0.56
   Net realized and unrealized gains
     (losses) .................................           (0.33)          0.03        (0.10)       (0.16)        0.15          0.25
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           (0.08)          0.53         0.41         0.37         0.69          0.81
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment
  income ......................................           (0.25)         (0.50)       (0.51)       (0.53)       (0.53)        (0.57)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................              -- e           -- e         -- e         -- e         --            --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $    11.83      $   12.16    $   12.13    $   12.23    $   12.39    $    12.23
                                                  ==================================================================================

Total return c ................................           (0.64)%         4.50%        3.48%        2.99%        5.81%         6.89%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................            0.67%          0.66%        0.67%        0.67%        0.67%         0.67%
Net investment income .........................            4.13%          4.15%        4.17%        4.35%        4.39%         4.64%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $  540,279      $ 539,643    $ 528,660    $ 515,780    $ 528,609    $  524,076
Portfolio turnover rate .......................            3.49%         14.24%       13.03%       12.06%       10.77%        13.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


 92 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                              (UNAUDITED)          2007         2006         2005         2004 f        2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    12.24      $   12.22    $   12.31    $   12.47    $   12.30    $    12.05
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................            0.22           0.44         0.44         0.46         0.47          0.50
   Net realized and unrealized gains
     (losses) .................................           (0.33)          0.01        (0.09)       (0.16)        0.16          0.25
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           (0.11)          0.45         0.35         0.30         0.63          0.75
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment
  income ......................................           (0.22)         (0.43)       (0.44)       (0.46)       (0.46)        (0.50)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................              -- e           -- e         -- e         -- e         --            --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $    11.91      $   12.24    $   12.22    $   12.31    $   12.47    $    12.30
                                                  ==================================================================================

Total return c ................................           (0.91)%         3.81%        2.98%        2.40%        5.25%         6.38%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................            1.22%          1.21%        1.22%        1.22%        1.26%         1.17%
Net investment income .........................            3.58%          3.60%        3.62%        3.80%        3.80%         4.14%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $   66,562      $  64,873    $  64,900    $  59,682    $  59,389    $   54,704
Portfolio turnover rate .......................            3.49%         14.24%       13.03%       12.06%       10.77%        13.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 93

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.7%
  MUNICIPAL BONDS 99.7%
  MINNESOTA 96.9%
  Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
       4.875%, 2/01/24 ........................................................................    $    2,195,000    $    2,237,298
       5.00%, 2/01/34 .........................................................................         2,000,000         2,030,560
  Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A, FSA
     Insured, 5.00%, 2/01/20 ..................................................................         6,130,000         6,277,978
  Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services, Radian
     Insured, 5.00%, 9/01/24 ..................................................................         2,000,000         1,972,960
  Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
     5.70%, 12/01/17 ..........................................................................           120,000           122,946
  Bloomington ISD No. 271 GO, School Building, Refunding, Series C, FSA Insured, 4.25%,
     2/01/24 ..................................................................................         3,635,000         3,388,220
  Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ........         1,045,000         1,073,236
  Blue Earth County EDA Public Project Lease Revenue, Series A, MBIA Insured, 4.50%,
     12/01/24 .................................................................................         1,055,000         1,027,760
  Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ................................         1,000,000         1,045,740
  Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 .............................         4,255,000         4,296,784
  Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
       5.90%, 9/20/19 .........................................................................           400,000           414,644
       5.95%, 9/20/29 .........................................................................         1,275,000         1,315,507
       6.00%, 9/20/34 .........................................................................         1,000,000         1,032,470
  Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ...............         2,015,000         2,081,394
  Cambridge ISD No. 911 GO,
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 .......................         2,240,000           701,434
       Series A, MBIA Insured, 4.25%, 2/01/24 .................................................         1,235,000         1,160,492
  Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ...........................         3,805,000         3,919,150
  Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ............................         1,000,000         1,045,740
  Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 ..............        10,000,000         9,549,400
  Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 ..............         3,615,000         3,642,257
  Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ..........         3,010,000         2,997,298
  Commissioner of Iron Range Resources and Rehabilitation Educational Facilities Revenue,
     XLCA Insured, 4.50%, 10/01/21 ............................................................         1,290,000         1,284,634
a Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
     5.125%, 1/01/35 ..........................................................................         2,625,000         2,678,629
  Dakota County Housing and RDA, SFMR, GNMA Secured,
       5.75%, 4/01/18 .........................................................................           161,000           162,586
       5.85%, 10/01/30 ........................................................................           274,000           276,480
  Dayton GO, Improvement, Series A, XLCA Insured, 4.375%, 2/01/34 .............................         7,610,000         6,895,954
  Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ......................................         1,325,000         1,392,601
  Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ...................         3,075,000         3,156,703
  Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
       5.95%, 9/20/29 .........................................................................         1,700,000         1,750,932
       6.00%, 9/20/34 .........................................................................         1,480,000         1,525,880
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 .........         2,000,000         2,007,640
  Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
     2/01/24 ..................................................................................         6,265,000         5,885,592
  Farmington ISD No. 192 GO,
       MBIA Insured, 5.25%, 2/01/24 ...........................................................         5,915,000         6,186,321
       School Building, Series B, FSA Insured, 5.00%, 2/01/23 .................................         3,000,000         3,101,100
       School Building, Series B, FSA Insured, 4.75%, 2/01/27 .................................        17,075,000        17,109,491


94 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Fridley ISD No.014 GO, Alternative Facilities, Series A, FSA Insured, 4.375%, 2/01/27 .......    $    2,040,000    $    1,909,868
  Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
     1/01/26 ..................................................................................         2,180,000         2,158,680
  Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 ...................         2,700,000         2,677,293
  Hennepin County Sales Tax Revenue, Hennepin County Sales Tax, 4.75%, 12/15/37 ...............        15,000,000        14,668,950
  Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 ..........................................................................         8,000,000         8,531,120
  Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
       5.60%, 11/20/17 ........................................................................           750,000           764,100
       5.70%, 11/20/32 ........................................................................         3,000,000         3,040,020
  Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .......................................         3,880,000         4,076,949
  Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
     8/01/27 ..................................................................................         1,085,000         1,136,462
  Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
     MBIA Insured, 5.00%, 2/01/34 .............................................................         3,285,000         3,360,325
  Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 .........................         4,195,000         4,419,684
  Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ......................................         3,705,000         3,874,948
  Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ............................        10,180,000        10,710,480
  Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 .......................................         3,240,000         3,352,363
  Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
     2/01/17 ..................................................................................           280,000           282,139
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ..............................         2,700,000         2,813,184
  Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%,
     12/01/26 .................................................................................         5,000,000         4,861,600
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
       Series A, AMBAC Insured, Pre-Refunded, 5.20%, 1/01/24 ..................................         5,000,000         5,074,050
       Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ..................................         7,000,000         7,199,360
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...................................         7,000,000         7,342,580
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...................................         2,000,000         2,097,880
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...................................         9,000,000         9,440,460
  Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
     BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ..............................................           650,000           742,521
  Minneapolis GO,
       Sports Arena Project, Refunding, 5.125%, 10/01/20 ......................................         8,340,000         8,393,209
       Sports Arena Project, Refunding, 5.20%, 10/01/24 .......................................         3,750,000         3,773,400
       Various Purpose, 5.125%, 12/01/28 ......................................................         3,000,000         3,087,750
  Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
     11/15/34 .................................................................................        12,645,000        12,796,740
  Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ..................         5,000,000         5,008,000
  Minneapolis Revenue, University Gateway Project, Series A, Pre-Refunded, 5.25%,
     12/01/24 .................................................................................         3,000,000         3,011,010
  Minneapolis Special School District No. 001 COP,
       Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ......................................         2,715,000         2,716,385
       Series A, FSA Insured, 5.00%, 2/01/21 ..................................................         1,950,000         2,001,031
  Minnesota Agriculture and Economic Development Board Revenue,
       Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .................        14,625,000        14,861,925
       Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
          12/01/22 ............................................................................         4,870,000         4,964,429


                                                          Semiannual Report | 95

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Minnesota Agriculture and Economic Development Board Revenue, (continued)
       Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
         5.15%, 12/01/22 ......................................................................    $      310,000    $      317,251
       Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................           365,000           373,596
       Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..............        17,635,000        18,056,300
  Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
       10/01/22 ...............................................................................         1,745,000         1,817,836
       10/01/23 ...............................................................................         1,825,000         1,896,157
       10/01/24 ...............................................................................         1,900,000         1,970,148
       10/01/25 ...............................................................................         1,155,000         1,196,060
       10/01/26 ...............................................................................         1,715,000         1,770,103
       10/01/32 ...............................................................................         5,540,000         5,661,603
  Minnesota State GO, 5.00%, 6/01/26 ..........................................................        14,585,000        15,159,503
  Minnesota State HFAR,
       Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ......................           730,000           731,730
       Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ......................           225,000           225,360
       Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ......................           230,000           230,437
       SFM, Series B, 5.00%, 7/01/13 ..........................................................            50,000            50,621
       SFM, Series D, 5.45%, 1/01/26 ..........................................................         1,975,000         1,984,677
       SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...........................................         2,855,000         2,866,534
       SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...........................................           250,000           250,680
  Minnesota State Higher Education Facilities Authority Revenue,
       Bethel, Mandatory Put 4/01/19, Pre-Refunded, 5.10%, 4/01/28 ............................         7,700,000         7,763,756
       St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 .........         1,750,000         1,853,652
       St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 .........         1,500,000         1,588,845
  Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
       5.90%, 10/20/19 ........................................................................         1,750,000         1,812,545
       5.95%, 10/20/29 ........................................................................         5,955,000         6,151,932
  Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 .....................         1,890,000         1,937,212
  New Brighton GO, Tax Increment,
       Series A, MBIA Insured, 5.00%, 2/01/32 .................................................         5,110,000         5,209,645
       Series B, MBIA Insured, 4.375%, 2/01/33 ................................................         3,605,000         3,281,559
  New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
       6.05%, 1/01/17 .........................................................................           370,000           371,066
       6.20%, 1/01/31 .........................................................................         5,470,000         5,483,073
  Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
     Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 .................................         1,230,000         1,285,129
  North Branch Water System Revenue, FSA Insured, 4.75%, 8/01/27 ..............................         1,500,000         1,484,700
  Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
     1/01/12 ..................................................................................         1,030,000         1,054,679
  Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 .................................         3,000,000         3,085,770
  Park Rapids ISD No. 309 GO, MBIA Insured,
       4.75%, 2/01/21 .........................................................................         2,500,000         2,533,825
       5.00%, 2/01/25 .........................................................................         3,000,000         3,050,760
  Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
     10/20/38 .................................................................................         4,280,000         4,213,318
  Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
     3/01/20 ..................................................................................         1,595,000         1,659,454


96 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
      6.25%, 6/01/16 ...........................................................................  $      1,600,000   $   1,609,280
      6.125%, 6/01/24 ..........................................................................         1,815,000       1,825,001
  Prior Lake ISD No. 719 GO,
      FGIC Insured, 5.125%, 2/01/19 ............................................................         1,140,000       1,183,822
      FSA Insured, 5.50%, 2/01/20 ..............................................................         2,255,000       2,344,366
      FSA Insured, 5.50%, 2/01/21 ..............................................................         2,590,000       2,692,642
      Series C, MBIA Insured, 5.00%, 2/01/21 ...................................................         2,000,000       2,058,580
      Series C, MBIA Insured, 5.00%, 2/01/23 ...................................................         6,025,000       6,180,023
  Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
    Pre-Refunded, 5.875%, 1/01/31 ..............................................................         2,160,000       2,265,451
  Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 ................         3,000,000       2,974,770
  Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ...........................         3,000,000       3,144,270
  Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
    11/15/27 ...................................................................................         4,000,000       4,069,680
  Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
      2/01/28 ..................................................................................         1,385,000       1,417,631
      2/01/29 ..................................................................................         1,455,000       1,486,530
  Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 .............................         1,000,000       1,005,590
  Rush City ISD No. 139 GO, School Building, MBIA Insured,
      5.00%, 2/01/21 ...........................................................................         1,680,000       1,764,790
      5.125%, 2/01/26 ..........................................................................         4,245,000       4,482,762
  Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured, 4.125%, 8/01/20 ....................         1,785,000       1,723,346
  Sauk Rapids ISD No. 47 GO,
      School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ........................         2,200,000       2,287,120
      School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ........................         2,175,000       2,113,513
      Series A, MBIA Insured, 5.75%, 2/01/23 ...................................................         2,740,000       2,909,058
      Series A, MBIA Insured, 5.75%, 2/01/26 ...................................................         5,000,000       5,308,500
  Scott County GO,
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27 ............................         5,590,000       5,761,333
      MBIA Insured, 5.00%, 2/01/33 .............................................................         5,555,000       5,620,271
  Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.70%, 2/01/29 .............................................................................         1,380,000       1,411,630
  Scott County Housing and Redevelopment Authority GO,
      River City Centre Project, Series A, FSA Insured, Pre-Refunded, 5.375%, 2/01/27 ..........         1,520,000       1,530,549
      Savage City, Hamilton Apartments Project, AMBAC Insured, Pre-Refunded, 5.70%,
        2/01/33 ................................................................................         2,285,000       2,370,825
  Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue Balloon,
    River City Centre Project, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/27 ...........           675,000         680,022
  Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
    River City Centre Project, Series E, FSA Insured, Pre-Refunded, 5.375%, 2/01/25 ............         1,170,000       1,178,120
  Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
    6.00%, 2/01/28 .............................................................................         2,530,000       2,609,240
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ................         4,000,000       4,093,400
  Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
    Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ...........................         2,415,000       2,526,259


                                                          Semiannual Report | 97

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Southern Minnesota Municipal Power Agency Power Supply System Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ..............  $      5,875,000   $   3,537,866
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ..............        14,035,000       8,013,704
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ..............         4,000,000       1,948,360
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ..............         5,000,000       2,081,750
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ..............         6,600,000       2,599,872
      Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 .............        15,935,000      10,116,972
      Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ..............................................         1,000,000       1,080,540
  St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ........................................         2,250,000       2,316,307
  St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
    5/01/30 ....................................................................................        17,785,000      18,813,151
  St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC Insured,
    5.00%, 7/01/15 .............................................................................         1,165,000       1,171,699
  St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding, Series A,
    FGIC Insured, 5.00%, 3/01/22 ...............................................................         1,000,000       1,003,390
  St. Michael ISD No. 885 GO,
      FSA Insured, 5.00%, 2/01/23 ..............................................................         3,300,000       3,450,942
      School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ..................................         2,735,000       2,826,841
      School Building, Series A, FSA Insured, 4.75%, 2/01/29 ...................................         5,000,000       4,979,800
  St. Paul ISD No. 625 GO, Series C, FSA Insured, 6.00%, 2/01/20 ...............................         1,600,000       1,648,784
  St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ...............................         6,805,000       6,878,290
  Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 .........................         1,140,000       1,199,405
  Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
      2/01/23 ..................................................................................         1,160,000       1,219,183
      2/01/25 ..................................................................................         1,300,000       1,366,326
  Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
      5.35%, 2/01/22 ...........................................................................         1,000,000       1,005,710
      5.40%, 8/01/27 ...........................................................................         2,015,000       2,026,506
  Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ..............................         2,725,000       2,816,505
  Western Minnesota Municipal Power Agency Revenue,
      MBIA Insured, 5.00%, 1/01/26 .............................................................         8,565,000       8,744,865
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .......................................         2,745,000       2,760,427
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .......................................         4,500,000       4,525,290
      Series A, FSA Insured, 5.00%, 1/01/36 ....................................................         5,000,000       5,077,850
      Series A, MBIA Insured, 5.00%, 1/01/30 ...................................................         5,200,000       5,282,160
  Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
      2/01/19 ..................................................................................         2,000,000       2,075,600
      2/01/22 ..................................................................................         2,550,000       2,625,276
      2/01/25 ..................................................................................         3,000,000       3,075,480
      2/01/32 ..................................................................................         5,415,000       5,491,514
  Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 ............................         5,000,000       5,084,600
                                                                                                                     --------------
                                                                                                                       587,749,561
                                                                                                                     --------------


98 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.8%
  PUERTO RICO 2.4%
  Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ................................................  $      1,545,000   $   1,621,524
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...............................................           580,000         611,291
      Refunding, FSA Insured, 5.00%, 7/01/23 ...................................................           955,000         980,985
      Refunding, FSA Insured, 5.125%, 7/01/30 ..................................................           420,000         429,983
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
    5.00%, 7/01/25 .............................................................................         5,000,000       5,169,650
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ..........         1,000,000       1,024,880
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA
    Insured, 5.25%, 7/01/25 ....................................................................         2,500,000       2,721,550
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ...................         1,060,000       1,061,357
  Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured, ETM,
    5.50%, 8/01/27 .............................................................................           375,000         418,155
  Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured, ETM,
    5.50%, 8/01/27 .............................................................................           625,000         705,700
                                                                                                                     --------------
                                                                                                                        14,745,075
                                                                                                                     --------------
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
      10/01/20 .................................................................................         1,160,000       1,236,746
      10/01/21 .................................................................................         1,000,000       1,063,010
                                                                                                                     --------------
                                                                                                                         2,299,756
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES .......................................................................                        17,044,831
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $594,115,825) ..............................................                       604,794,392
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  MINNESOTA 0.1%
b Minneapolis GO, Judgement, Weekly VRDN and Put, 3.80%, 12/01/10 ..............................           210,000         210,000
b Minneapolis Housing Development Revenue, One Ten Grant Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.80%, 9/01/08 ........................................................           100,000         100,000
b Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.90%,
    11/01/31 ...................................................................................           290,000         290,000
b Minneapolis State Revenue, Refunding, Weekly VRDN and Put, 3.80%, 12/01/18 ...................           100,000         100,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $700,021) .................................................                           700,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $594,815,846) 99.8% ..................................................                       605,494,392
  OTHER ASSETS, LESS LIABILITIES 0.2% ..........................................................                         1,346,328
                                                                                                                     --------------
  NET ASSETS 100.0% ............................................................................                     $ 606,840,720
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 115.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 99

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                   (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $   12.64      $   12.60   $   12.64   $   12.81   $   12.60   $   12.37
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................            0.26           0.52        0.53        0.54        0.55        0.57
   Net realized and unrealized gains (losses) ......           (0.34)          0.04       (0.04)      (0.16)       0.20        0.24
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           (0.08)          0.56        0.49        0.38        0.75        0.81
                                                       -----------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........................           (0.26)         (0.52)      (0.53)      (0.54)      (0.54)      (0.58)
   Net realized gains ..............................              -- e           -- e        --       (0.01)         -- e        --
                                                       -----------------------------------------------------------------------------
Total distributions ................................           (0.26)         (0.52)      (0.53)      (0.55)      (0.54)      (0.58)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................              -- e           -- e       --  e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $   12.30      $   12.64   $   12.60   $   12.64   $   12.81   $   12.60
                                                       =============================================================================

Total return c .....................................           (0.61)%         4.61%       3.98%       3.15%       6.17%       6.77%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................            0.65%          0.65%       0.65%       0.65%       0.65%       0.65%
Net investment income ..............................            4.09%          4.17%       4.20%       4.36%       4.38%       4.64%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $ 992,788      $ 980,493   $ 901,614   $ 849,970   $ 852,182   $ 822,031
Portfolio turnover rate ............................           12.04%         10.55%      16.44%      19.87%      14.89%      13.40%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


100 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS B                                                   (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $   12.69      $   12.64   $   12.68   $   12.85   $   12.64   $   12.40
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................            0.22           0.45        0.46        0.48        0.48        0.51
   Net realized and unrealized gains (losses) ......           (0.35)          0.06       (0.04)      (0.17)       0.21        0.25
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           (0.13)          0.51        0.42        0.31        0.69        0.76
                                                       -----------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........................           (0.22)         (0.46)      (0.46)      (0.47)      (0.48)      (0.52)
   Net realized gains ..............................              -- e           -- e        --       (0.01)         -- e        --
                                                       -----------------------------------------------------------------------------
Total distributions ................................           (0.22)         (0.46)      (0.46)      (0.48)      (0.48)      (0.52)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................              -- e           -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $   12.34      $   12.69   $   12.64   $   12.68   $   12.85   $   12.64
                                                       =============================================================================

Total return c .....................................           (0.97)%         4.11%       3.41%       2.56%       5.57%       6.24%

RATIOS TO AVERAGE NET ASSETS d
Expense ............................................            1.20%          1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income ..............................            3.54%          3.62%       3.65%       3.81%       3.83%       4.09%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $  47,962      $  51,897   $  56,478   $  60,264   $  60,869   $  44,222
Portfolio turnover rate ............................           12.04%         10.55%      16.44%      19.87%      14.89%      13.40%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       AUGUST 31, 2007                     YEAR ENDED FEBRUARY 28,
CLASS C                                                   (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $   12.75      $   12.70   $   12.74   $   12.90   $   12.69   $   12.45
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................            0.22           0.46        0.46        0.48        0.48        0.51
   Net realized and unrealized gains (losses .......           (0.35)          0.04       (0.04)      (0.16)       0.20        0.25
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           (0.13)          0.50        0.42        0.32        0.68        0.76
                                                       -----------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........................           (0.22)         (0.45)      (0.46)      (0.47)      (0.47)      (0.52)
   Net realized gains ..............................              -- e           -- e        --       (0.01)         -- e        --
                                                       -----------------------------------------------------------------------------
Total distributions ................................           (0.22)         (0.45)      (0.46)      (0.48)      (0.47)      (0.52)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................              -- e           -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $   12.40      $   12.75   $   12.70   $   12.74   $   12.90   $   12.69
                                                       =============================================================================

Total return c .....................................           (0.96)%         4.08%       3.38%       2.64%       5.53%       6.23%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................            1.20%          1.20%       1.20%       1.20%       1.22%       1.17%
Net investment income ..............................            3.54%          3.62%       3.65%       3.81%       3.81%       4.12%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $ 148,409      $ 143,804   $ 130,540   $ 108,617   $ 108,062   $  91,189
Portfolio turnover rate ............................           12.04%         10.55%      16.44%      19.87%      14.89%      13.40%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


102 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  OHIO 96.7%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
    Hospital Center, FSA Insured, 5.00%, 11/15/22 ..............................................   $    5,000,000    $    5,119,000
  Akron GO, Improvement, FGIC Insured, 5.00%,
      12/01/20 .................................................................................        2,150,000         2,231,442
      12/01/21 .................................................................................        2,255,000         2,334,196
      12/01/22 .................................................................................        1,185,000         1,221,391
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
      12/01/22 .................................................................................        2,460,000         2,535,547
      12/01/24 .................................................................................        3,200,000         3,284,224
      12/01/33 .................................................................................        8,005,000         8,137,323
  Anthony Wayne Local School District GO,
      Refunding, FSA Insured, 5.00%, 12/01/24 ..................................................        3,200,000         3,272,224
      School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
        12/01/21 ...............................................................................        1,845,000         1,972,471
      School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
        12/01/25 ...............................................................................        2,335,000         2,499,851
      School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
        12/01/21 ...............................................................................          645,000           684,274
      School Facilities Construction and Improvement, Refunding, FSA Insured, 5.125%,
        12/01/30 ...............................................................................        2,535,000         2,586,511
  Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
    Pre-Refunded, 6.00%, 12/01/24 ..............................................................        2,345,000         2,531,873
  Aurora City School District COP, MBIA Insured, Pre-Refunded,
      6.10%, 12/01/19 ..........................................................................        1,825,000         1,937,402
      6.15%, 12/01/24 ..........................................................................        1,670,000         1,774,642
  Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
    12/01/30 ...................................................................................        7,715,000         7,966,200
  Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 ...............        4,000,000         4,232,120
  Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
    10/01/26 ...................................................................................        2,020,000         2,141,564
  Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
      12/01/23 .................................................................................        1,000,000         1,080,960
      12/01/29 .................................................................................        2,295,000         2,480,803
  Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
    12/01/28 ...................................................................................        1,190,000         1,334,109
  Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
    9/20/36 ....................................................................................        2,940,000         2,980,631
  Brookville Local School District GO, FSA Insured, Pre-Refunded,
      5.25%, 12/01/22 ..........................................................................        1,075,000         1,162,032
      5.00%, 12/01/31 ..........................................................................        3,000,000         3,201,570
  Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
    Pre-Refunded, 5.50%, 12/01/25 ..............................................................          750,000           791,745
  Butler County GO,
      Judgement Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 ..............................        4,000,000         4,233,120
      Limited Tax, Various Purposes, Refunding, FGIC Insured, 5.00%, 12/01/26 ..................        2,130,000         2,196,626


                                                         Semiannual Report | 103

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Butler County Transportation Improvement District Revenue, Highway, XLCA Insured,
      4.75%, 12/01/28 ..........................................................................   $    6,845,000    $    6,754,372
      5.00%, 12/01/31 ..........................................................................       12,540,000        12,770,611
  Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
      12/01/32 .................................................................................        1,455,000           413,235
      12/01/33 .................................................................................        2,000,000           539,000
  Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 .........        1,555,000         1,654,380
  Chillicothe City School District GO, Capital Appreciation, Refunding, FGIC Insured, zero cpn.,
      12/01/22 .................................................................................        1,905,000           935,717
      12/01/23 .................................................................................        1,905,000           884,606
      12/01/24 .................................................................................        1,905,000           838,143
  Cincinnati City School District COP, School Improvement Project, Refunding, FSA Insured,
    5.00%, 12/15/27 ............................................................................        7,000,000         7,171,850
  Cincinnati City School District GO,
      Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
        12/01/27 ...............................................................................        2,500,000         2,667,975
      FSA Insured, 5.00%, 12/01/22 .............................................................        9,510,000         9,796,156
  Cincinnati Technical College Revenue, AMBAC Insured,
      5.25%, 10/01/23 ..........................................................................        2,510,000         2,626,615
      5.00%, 10/01/28 ..........................................................................        2,715,000         2,770,440
  Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ..............        2,035,000         2,161,862
  Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .........................        4,000,000         4,100,840
  Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 .............        1,000,000         1,049,630
  Cleveland Waterworks Revenue,
      Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 .........................        4,785,000         4,852,851
      Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 .........................        6,715,000         6,793,633
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 .....................................        2,075,000         2,182,568
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 .....................................        4,285,000         4,507,134
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 .....................................        8,150,000         8,572,496
  Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue
    Housing Corp., Fenn Project, AMBAC Insured, 5.00%,
      8/01/25 ..................................................................................        2,440,000         2,499,097
      8/01/28 ..................................................................................        2,145,000         2,191,246
  Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
    Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ..................................        1,000,000         1,027,030
  Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
    12/01/28 ...................................................................................          900,000           913,311
  Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
    International, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/18 .......................        3,565,000         3,615,552
  Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
    5.30%, 12/01/19 ............................................................................        1,500,000         1,555,590
  Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ................................        1,330,000         1,377,055
  Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
    5.00%,
      12/01/22 .................................................................................        1,000,000         1,029,610
      12/01/32 .................................................................................        3,000,000         3,051,210


104 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
      5.40%, 1/15/19 ...........................................................................   $    1,500,000    $    1,561,050
      5.50%, 1/15/30 ...........................................................................        1,760,000         1,834,765
  Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
    1/20/29 ....................................................................................        1,000,000         1,024,640
  Cuyahoga County Utility System Revenue,
      AMBAC Insured, 5.125%, 2/15/28 ...........................................................        1,000,000         1,024,600
      Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ............        2,945,000         2,948,151
  Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
    12/01/27 ...................................................................................        1,020,000         1,049,386
  Dayton City School District GO, School Facilities Construction and Improvement, Series A,
    FGIC Insured,
      4.75%, 12/01/25 ..........................................................................        9,400,000         9,446,248
      5.00%, 12/01/29 ..........................................................................        8,275,000         8,448,113
  Deerfield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
    12/01/25 ...................................................................................        1,000,000         1,021,630
  Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
    12/01/16 ...................................................................................        4,635,000         3,122,924
  Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ...............................        1,950,000         1,989,449
  Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ...................        1,250,000         1,337,613
  Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
    12/01/24 ...................................................................................        2,220,000         2,286,311
  Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/23 .................................................................................        1,205,000         1,243,656
      12/01/24 .................................................................................        1,265,000         1,304,658
      12/01/25 .................................................................................        1,330,000         1,369,767
  Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ...........................................        1,600,000         1,656,320
  Fairless Ohio Local School District GO, Various Purpose School Facilities Construction, FSA
    Insured, 5.00%, 12/01/28 ...................................................................        2,085,000         2,127,993
  Field Local School District GO, School Facilities Construction and Improvement, AMBAC
    Insured, 5.00%, 12/01/27 ...................................................................        1,290,000         1,318,135
  Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ...........................        1,980,000         2,029,421
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
    Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24 ...........................................        7,255,000         7,491,803
  Franklin County Hospital Revenue,
      Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 .................        3,365,000         3,591,229
      Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 .................        4,265,000         4,551,736
      Ohio Health Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 .....................        5,250,000         5,304,022
  Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
    5/01/35 ....................................................................................       10,000,000        10,100,700
  Franklin GO, MBIA Insured, 5.25%, 12/01/27 ...................................................        1,500,000         1,552,590
  Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
    12/01/27 ...................................................................................        2,655,000         2,726,154
  Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured, 5.125%,
    12/01/31 ...................................................................................        1,000,000         1,031,320
  Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
    12/01/33 ...................................................................................        6,055,000         6,181,610


                                                         Semiannual Report | 105

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
    5.00%, 12/01/24 ............................................................................   $    1,300,000    $    1,329,341
  Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, MBIA
    Insured, Pre-Refunded, 5.125%, 12/01/21 ....................................................        1,750,000         1,849,015
  Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
      12/01/27 .................................................................................        1,205,000         1,235,378
      12/01/28 .................................................................................        1,265,000         1,293,210
      12/01/32 .................................................................................        2,675,000         2,723,792
  Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
      12/01/22 .................................................................................        1,475,000         1,566,199
      12/01/28 .................................................................................        2,620,000         2,781,995
  Greene County Sewer System Revenue, Governmental Enterprise,
      AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ............................................        1,890,000         2,019,144
      MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ..............................................        5,000,000         5,193,250
  Greene County Water System Revenue,
      Governmental Enterprise, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .....................        5,400,000         5,778,108
      Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 ...................................        2,100,000         2,153,907
  Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 .................................        2,690,000         2,762,280
  Hamilton County Convention Facilities Authority Revenue,
      FGIC Insured, 5.00%, 12/01/28 ............................................................        5,400,000         5,507,892
      second lien, FGIC Insured, 5.00%, 12/01/33 ...............................................        7,235,000         7,341,933
  Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, FGIC
    Insured, 5.25%, 5/15/34 ....................................................................        5,000,000         5,150,250
  Hamilton County Sales Tax Revenue,
      Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 ..................................        3,965,000         4,085,932
      Refunding, Sub Series B, AMBAC Insured, 5.60%, 12/01/32 ..................................          245,000           255,569
      Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ...............................       15,755,000        16,512,658
      Sub Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 ...............................          955,000         1,011,039
  Hamilton County Sewer System Revenue,
      Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .......................        1,000,000         1,061,450
      Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 .........        4,000,000         4,094,640
  Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
      11/01/18 .................................................................................        1,010,000         1,063,631
      11/01/19 .................................................................................        1,015,000         1,067,303
      11/01/20 .................................................................................        1,120,000         1,174,645
      11/01/21 .................................................................................        1,180,000         1,234,610
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.20%,
    10/15/23 ...................................................................................        7,275,000         7,468,733
  Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
      5.60%, 12/01/21 ..........................................................................        1,000,000         1,058,680
      5.50%, 12/01/27 ..........................................................................        1,170,000         1,235,122
  Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
      12/01/23 .................................................................................        3,680,000         3,870,330
      12/01/26 .................................................................................        3,675,000         3,865,071


106 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Hilliard School District GO,
      Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
        12/01/19 ...............................................................................   $    2,190,000    $    1,247,709
      Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
        12/01/20 ...............................................................................        4,525,000         2,440,016
      School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ..........................        4,000,000         4,288,480
      School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ..............................        3,010,000         3,111,256
  Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
      12/01/27 .................................................................................        3,205,000         3,300,733
      12/01/30 .................................................................................        2,250,000         2,303,235
  Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ................................        6,720,000         6,834,778
  Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .........................        1,390,000         1,460,765
  Ironton City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/34 ....................        5,130,000         5,243,886
  Jackson Center Local School District Shelby County GO, Facilities Construction and
    Improvement, MBIA Insured, 5.00%, 12/01/28 .................................................        1,175,000         1,196,033
  Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
    12/01/27 ...................................................................................        3,000,000         3,164,010
  Jackson Local School District GO, Stark and Summit Counties Local School District, FSA
    Insured, Pre-Refunded,
      5.50%, 12/01/20 ..........................................................................        4,000,000         4,222,640
      5.625%, 12/01/25 .........................................................................        3,500,000         3,708,040
  Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured, 4.75%, 12/01/22 ............................................................        1,105,000         1,118,205
      MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 ..............................................        3,895,000         4,135,828
      MBIA Insured, Pre-Refunded, 5.00%, 12/01/30 ..............................................        3,320,000         3,525,276
      Refunding, MBIA Insured, 5.00%, 12/01/27 .................................................        2,300,000         2,355,131
  Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
      12/01/24 .................................................................................        2,380,000         2,438,239
      12/01/25 .................................................................................        2,500,000         2,558,625
  Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
      12/01/28 .................................................................................        2,970,000         3,174,514
      12/01/31 .................................................................................        2,595,000         2,773,692
  Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
    12/01/30 ...................................................................................        6,170,000         6,293,277
  Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
    Pre-Refunded, 5.00%, 8/15/23 ...............................................................        1,500,000         1,533,525
  Lake Ohio Local School District GO, MBIA Insured, Pre-Refunded,
      5.30%, 12/01/21 ..........................................................................        1,575,000         1,688,337
      5.375%, 12/01/25 .........................................................................        1,900,000         2,042,272
  Lakewood City School District GO,
      FGIC Insured, 5.00%, 12/01/30 ............................................................        9,170,000         9,390,905
      FGIC Insured, 4.50%, 12/01/34 ............................................................        6,000,000         5,683,980
      School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31 ..........................       21,900,000        23,676,966
      School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31 ..............................        2,220,000         2,088,687
  Lakota Local School District GO,
      FSA Insured, 5.00%, 12/01/29 .............................................................        2,865,000         2,926,884
      Refunding, Series A, FGIC Insured, 5.25%, 12/01/26 .......................................        2,000,000         2,170,000


                                                         Semiannual Report | 107

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 ..................   $    6,250,000    $    6,573,250
  Licking County Joint Vocational School District GO, School Facilities Construction and
    Improvement, MBIA Insured,
      5.00%, 12/01/21 ..........................................................................        2,200,000         2,266,198
      4.75%, 12/01/23 ..........................................................................        2,230,000         2,251,475
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .......................................        2,085,000         2,144,110
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 .......................................        2,215,000         2,274,894
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 .......................................        2,345,000         2,403,789
      Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ...................................        4,000,000         4,237,760
  Little Miami Local School District GO,
      Refunding, FSA Insured, 4.50%, 12/01/34 ..................................................       20,255,000        18,898,320
      School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 ...........................        4,000,000         4,309,400
  Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
    Pre-Refunded, 5.00%,
      12/01/22 .................................................................................        1,200,000         1,262,064
      12/01/29 .................................................................................        1,000,000         1,051,720
  London City School District GO, School Facilities Construction and Improvement, FGIC
    Insured, Pre-Refunded, 5.00%,
      12/01/22 .................................................................................          700,000           736,204
      12/01/29 .................................................................................        1,500,000         1,577,580
  Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ....................        1,640,000         1,697,892
  Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A, AMBAC
    Insured, 5.50%, 9/01/29 ....................................................................        6,250,000         6,536,875
  Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B, MBIA
    Insured, 5.50%, 9/01/27 ....................................................................        5,000,000         5,105,900
  Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ......................................        1,050,000         1,114,796
  Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ............................        3,500,000         3,565,275
  Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    12/01/24 ...................................................................................        4,000,000         4,152,640
  Lucas County GO, 8.00%,
      12/01/08 .................................................................................          110,000           115,625
      12/01/09 .................................................................................          120,000           130,090
      12/01/10 .................................................................................          220,000           246,250
  Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
      MBIA Insured, ETM, 5.75%, 11/15/14 .......................................................        4,460,000         4,523,243
      Refunding, AMBAC Insured, 5.375%, 11/15/29 ...............................................          750,000           775,410
      Refunding, MBIA Insured, 5.75%, 11/15/14 .................................................          300,000           304,128
  Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
    5.125%, 12/01/24 ...........................................................................        4,180,000         4,463,111
  Madison Local School District Butler County GO,
      MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ..............................................        1,000,000         1,054,130
      School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 ..........................        1,120,000         1,195,690
  Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
    5.50%, 10/15/25 ............................................................................        4,750,000         5,293,115
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ........................        1,905,000         1,996,326


108 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Marion County City School District GO, School Facilities Construction and Improvement
   Project, FSA Insured, Pre-Refunded,
     5.55%, 12/01/20 ...........................................................................  $      1,000,000   $    1,066,060
     5.625%, 12/01/22 ..........................................................................         1,100,000        1,175,163
  Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 ...............................         1,500,000        1,593,345
  Martins Ferry City School District GO, School Facilities Construction and Improvement, FSA
   Insured, 5.00%, 12/01/32 ....................................................................         3,610,000        3,684,005
  Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
   Pre-Refunded, 5.25%,
     12/01/28 ..................................................................................         2,120,000        2,309,464
     12/01/30 ..................................................................................         2,650,000        2,886,830
  Marysville Exempted Village School District GO,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 ........................         1,000,000          546,250
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 ........................         1,000,000          518,240
     FSA Insured, Pre-Refunded, 5.30%, 12/01/21 ................................................         2,000,000        2,117,000
     FSA Insured, Pre-Refunded, 5.35%, 12/01/25 ................................................         2,010,000        2,130,620
     FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ...............................................         2,465,000        2,614,798
     Refunding, MBIA Insured, 5.00%, 12/01/29 ..................................................         1,000,000        1,016,970
     School, Refunding, FSA Insured, 5.00%, 12/01/29 ...........................................         5,500,000        5,618,800
     School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ..........................         2,890,000        3,120,304
  Marysville Wastewater Treatment System Revenue,
     first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 ...............................         4,780,000        5,147,200
     Refunding, XLCA Insured, 4.75%, 12/01/46 ..................................................        10,000,000        9,538,300
     XLCA Insured, 4.25%, 12/01/27 .............................................................         1,170,000        1,067,801
     XLCA Insured, 4.75%, 12/01/47 .............................................................         5,500,000        5,198,765
  Mason City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/31 ..............         5,000,000        5,344,300
  Maumee City School District GO, School Facilities Construction and Improvement, FSA
   Insured, 5.00%, 12/01/27 ....................................................................         3,610,000        3,695,160
  Medina GO, 5.00%, 12/01/22 ...................................................................         1,100,000        1,141,976
  Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
   12/01/22 ....................................................................................         1,675,000        1,726,439
  Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ............................        14,975,000       15,981,170
  Milford Exempted Village School District GO, School Improvement, FSA Insured, Pre-Refunded,
     5.00%, 12/01/22 ...........................................................................         2,000,000        2,103,440
     5.125%, 12/01/30 ..........................................................................         7,325,000        7,739,448
  Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded, 5.30%,
   12/01/29 ....................................................................................         1,300,000        1,398,800
  Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
     5.70%, 12/01/23 ...........................................................................         3,190,000        3,415,214
     5.75%, 12/01/27 ...........................................................................         3,260,000        3,495,111
  Monroe Local School District GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ..............................................         1,000,000        1,061,830
     School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 .............................         5,115,000        4,886,104
  Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured,
   4.75%, 12/01/21 .............................................................................         1,000,000        1,016,620


                                                         Semiannual Report | 109

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
   AMBAC Insured,
     5.125%, 10/01/21 ..........................................................................  $      3,000,000   $    3,102,900
     5.20%, 10/01/24 ...........................................................................         5,000,000        5,180,600
  New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
   5.85%, 1/01/21 ..............................................................................           810,000          811,118
  Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
   12/01/33 ....................................................................................         5,535,000        5,650,737
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
   5.45%, 12/01/25 .............................................................................         3,035,000        3,226,326
  Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 ..............         5,000,000        5,070,900
  Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ....................           525,000          527,205
  Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
   FSA Insured,
     4.875%, 12/01/18 ..........................................................................         1,255,000        1,303,092
     5.25%, 12/01/23 ...........................................................................         1,410,000        1,479,372
  Ohio HFA,
     MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 ................         2,035,000        2,056,998
     RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ...............................................           405,000          407,531
  Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27 .........................         5,545,000        5,557,365
  Ohio State Air Quality Development Authority Revenue,
     Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 ............         3,500,000        3,502,870
     JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ...................................         6,875,000        7,021,025
     Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 ........................         9,075,000        9,240,165
     Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 ........        28,270,000       28,017,832
  Ohio State Building Authority Revenue, State Facilities,
     Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
       4/01/22 .................................................................................         3,100,000        3,172,323
     Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ...................................         5,390,000        5,557,629
  Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
   6.50%, 4/15/12 ..............................................................................           700,000          701,484
  Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 .....................................         5,000,000        5,043,600
  Ohio State Higher Educational Facility Commission Revenue,
     FGIC Insured, 5.00%, 5/01/23 ..............................................................         8,460,000        8,672,938
     Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
       10/01/26 ................................................................................         8,000,000        8,289,280
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/23 ......         3,385,000        3,482,996
     Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/24 ......         2,000,000        2,053,600
     Hospital, University Hospital, TCRS, Bank of New York, 5.25%, 1/15/46 .....................        13,500,000       13,830,075
     Hospital, University Hospitals, AMBAC Insured, 4.75%, 1/15/46 .............................        15,000,000       14,263,950
     University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ...............................         8,500,000        8,628,265
  Ohio State Higher Educational Facility Revenue,
     Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%, 12/01/44 .........        10,000,000       10,058,100
     Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 .........         4,935,000        5,013,911
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ..................................         2,205,000        2,267,820
     Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ..................................         3,225,000        3,277,019
  Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ...............        16,425,000       16,766,311


110 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Ohio State University General Receipts Athens Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 12/01/24 ................................................  $      3,025,000   $    3,112,513
     MBIA Insured, 5.00%, 12/01/24 .............................................................         2,155,000        2,215,620
  Ohio State University General Receipts Revenue,
     Series A, 5.125%, 12/01/31 ................................................................         2,500,000        2,565,000
     State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 .............................         5,255,000        5,341,024
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
   Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 ................         5,000,000        5,067,050
  Ohio State Water Development Authority Revenue,
     Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ...............................         2,255,000        2,394,427
     Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 .................................         1,020,000        1,049,080
  Olentangy Local School District GO,
     BIG Insured, 7.75%, 12/01/08 ..............................................................           375,000          393,334
     BIG Insured, 7.75%, 12/01/09 ..............................................................           375,000          406,894
     BIG Insured, 7.75%, 12/01/10 ..............................................................           375,000          420,315
     FSA Insured, 5.00%, 12/01/25 ..............................................................            45,000           45,948
     FSA Insured, 5.00%, 12/01/30 ..............................................................         7,000,000        7,155,400
     FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ................................................         1,790,000        1,890,992
     FSA Insured, Pre-Refunded, 5.00%, 12/01/30 ................................................         3,910,000        4,130,602
     Refunding, FSA Insured, 5.00%, 12/01/30 ...................................................            90,000           91,282
     Refunding, Series A, FSA Insured, 4.50%, 12/01/32 .........................................        11,300,000       10,679,856
     School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
       12/01/27 ................................................................................         4,500,000        4,767,480
     School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/32 .........................................................................        11,200,000       12,136,096
  Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement,
   MBIA Insured,Pre-Refunded, 5.25%, 12/01/23 ..................................................         2,175,000        2,335,167
  Perrysburg Exempted Village School District GO,
     Refunding, FSA Insured, Series B, 5.00%, 12/01/25 .........................................         2,235,000        2,278,985
     Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ......................................         2,765,000        2,870,512
  Pickerington Local School District GO,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ..............................................         7,000,000        7,267,120
     School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
       12/01/28 ................................................................................         3,000,000        3,155,160
  Plain Local School District GO, FGIC Insured,
     6.00%, 12/01/25 ...........................................................................           800,000          857,296
     Pre-Refunded, 6.00%, 12/01/25 .............................................................         3,700,000        3,998,405
  Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ......         2,515,000        2,574,605
  Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
     12/01/25 ..................................................................................         1,700,000        1,814,223
     12/01/26 ..................................................................................         2,725,000        2,908,093
     12/01/30 ..................................................................................         2,260,000        2,411,849
  Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 .............         1,710,000        1,745,483
  Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
   Pre-Refunded, 6.00%, 12/01/24 ...............................................................         1,730,000        1,867,864
  Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
   12/01/31 ....................................................................................         1,000,000        1,021,630


                                                         Semiannual Report | 111

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Riverside Local School District GO, School Facilities Construction and Improvement, MBIA
   Insured, Pre-Refunded, 5.75%, 12/01/22 ......................................................  $      1,000,000   $    1,072,120
  Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured, Pre-Refunded,
   5.875%, 10/01/24 ............................................................................         3,100,000        3,265,757
  Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
     5.00%, 12/01/21 ...........................................................................         1,225,000        1,268,022
     5.25%, 12/01/26 ...........................................................................           725,000          754,239
  Shawnee State University Revenue, MBIA Insured, 5.00%,
     6/01/28 ...................................................................................         5,780,000        5,936,580
     6/01/34 ...................................................................................         5,470,000        5,579,509
  Sidney City School District GO, School Improvement, Refunding,
     FGIC Insured, 5.125%, 12/01/28 ............................................................         1,425,000        1,460,041
     Series B, FGIC Insured, 5.25%, 12/01/23 ...................................................         1,780,000        1,852,517
     Series B, FGIC Insured, 5.25%, 12/01/28 ...................................................         1,000,000        1,033,640
  South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
   ETM, 7.875%, 12/01/07 .......................................................................           600,000          605,898
  Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%, 6/01/27 ......................         1,095,000        1,122,605
  St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
   12/01/22 ....................................................................................         1,515,000        1,624,262
  Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
   5.60%, 12/01/22 .............................................................................         1,500,000        1,585,320
  Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
   5.00%, 12/01/25 .............................................................................         2,500,000        2,629,300
  Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 .........................         2,355,000        2,392,586
  Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 .................         1,950,000        2,055,046
  Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
   5.25%, 12/01/21 .............................................................................         4,505,000        4,811,250
  Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
   5.25%, 12/01/25 .............................................................................         1,895,000        2,027,688
  Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC
   Insured, 5.125%, 12/01/25 ...................................................................         1,000,000        1,027,300
  Sylvania City School District GO,
     Refunding, FGIC Insured, 5.00%, 12/01/22 ..................................................         1,550,000        1,590,796
     Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ..............................         2,225,000        2,385,111
  Toledo City School District GO, School Facilities Improvement,
     FSA Insured, 5.00%, 12/01/23 ..............................................................         1,500,000        1,537,845
     Series B, FGIC Insured, 5.00%, 12/01/27 ...................................................         1,925,000        1,970,411
  Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
     11/15/22 ..................................................................................         1,000,000        1,030,520
     11/15/23 ..................................................................................         1,000,000        1,026,700
  Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured,
   5.25%, 12/01/26 .............................................................................         1,500,000        1,577,220
  Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 .....................................         6,425,000        6,554,399
  Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 .....................         2,750,000        2,829,310
  Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29 .............         8,530,000        9,103,216
  Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
   5.375%, 12/01/22 ............................................................................         1,685,000        1,819,025


112 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 .................................  $      1,475,000   $    1,552,644
  Twinsburg GO,
     Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 .....................................         1,000,000        1,024,850
     Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 .................................         1,000,000        1,024,850
  Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 .................................         2,895,000        3,089,515
  University of Akron General Receipts Revenue, FGIC Insured,
     4.75%, 1/01/25 ............................................................................         1,080,000        1,088,737
     5.00%, 1/01/28 ............................................................................         1,475,000        1,506,137
     5.00%, 1/01/35 ............................................................................         5,250,000        5,337,832
     Pre-Refunded, 5.70%, 1/01/24 ..............................................................         7,050,000        7,431,828
     Pre-Refunded, 5.75%, 1/01/29 ..............................................................         1,500,000        1,582,890
  University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
   6/01/28 .....................................................................................         7,400,000        7,517,364
  University of Cincinnati General Receipts Revenue,
     AMBAC Insured, 5.00%, 6/01/31 .............................................................         1,350,000        1,371,654
     Series A, AMBAC Insured, 5.00%, 6/01/23 ...................................................         1,845,000        1,897,988
     Series A, AMBAC Insured, 5.00%, 6/01/24 ...................................................         1,940,000        1,994,572
     Series A, AMBAC Insured, 5.00%, 6/01/25 ...................................................         2,005,000        2,059,055
  University of Toledo General Receipts Bonds Revenue, Series A, AMBAC Insured, 4.50%,
   6/01/30 .....................................................................................        10,000,000        9,454,500
  Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
   FGIC Insured, 5.25%, 12/01/25 ...............................................................         1,160,000        1,198,176
  Van Wert City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%,
     12/01/27 ..................................................................................         4,805,000        5,102,093
     12/01/30 ..................................................................................         2,500,000        2,654,575
  Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ...............         1,200,000        1,275,588
  Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ............         3,000,000        3,066,900
  Warrensville Heights City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
     5.625%, 12/01/20 ..........................................................................         3,500,000        3,739,155
     5.75%, 12/01/24 ...........................................................................         2,750,000        2,948,330
  Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ......................................         1,085,000        1,109,456
  West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 .....................................         1,500,000        1,526,805
  West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
   12/01/24 ....................................................................................         2,750,000        2,822,380
  Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27 ................         3,820,000        3,983,611
  Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
   Pre-Refunded, 6.00%, 12/01/22 ...............................................................         2,850,000        3,022,111
  Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
   12/01/32 ....................................................................................         1,400,000        1,428,700
  Wilmington Water Revenue, first mortgage, System, AMBAC Insured, Pre-Refunded, 5.25%,
   6/15/29 .....................................................................................         3,320,000        3,393,239
  Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 .................           500,000          502,375
  Zanesville City School District GO, School Improvement, MBIA Insured,
     4.75%, 12/01/22 ...........................................................................         5,500,000        5,587,175
     4.75%, 12/01/26 ...........................................................................         3,250,000        3,273,530
     5.05%, 12/01/29 ...........................................................................         3,500,000        3,589,285
                                                                                                                     ---------------
                                                                                                                      1,150,248,253
                                                                                                                     ---------------


                                                         Semiannual Report | 113

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 1.8%
  PUERTO RICO 1.8%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
   5.00%, 7/01/32 ..............................................................................  $     10,000,000   $   10,605,100
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...................        11,000,000       11,010,890
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                         21,615,990
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,142,157,543) ............................................                      1,171,864,243
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.4%
  MUNICIPAL BONDS 0.4%
  OHIO 0.2%
a Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
   3.90%, 1/01/16 ..............................................................................           200,000          200,000
a Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
   Series C, Daily VRDN and Put, 4.00%, 6/01/23 ................................................         1,900,000        1,900,000
a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
   General Corp., Refunding, Series A, Daily VRDN and Put, 3.96%, 5/15/19 ......................           300,000          300,000
                                                                                                                     ---------------
                                                                                                                          2,400,000
                                                                                                                     ---------------
  U.S. TERRITORIES 0.2%
  PUERTO RICO 0.2%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured, Weekly
   VRDN and Put, 3.73%, 12/01/15 ...............................................................         2,000,000        2,000,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,400,000) ...............................................                          4,400,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,146,557,543) 98.9% ................................................                      1,176,264,243
  OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                         12,895,111
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $1,189,159,354
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 115.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


114 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  -  American Municipal Bond Assurance Corp.
BIG    -  Bond Investors Guaranty Insurance Co. (acquired by
          MBIA in 1989 and no longer does business under this
          name)
CDA    -  Community Development Authority/Agency
CDD    -  Community Development District
CIFG   -  CDC IXIS Financial Guaranty
COP    -  Certificate of Participation
EDA    -  Economic Development Authority
EDC    -  Economic Development Corp.
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FNMA   -  Federal National Mortgage Association
FSA    -  Financial Security Assurance Inc.
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HDA    -  Housing Development Authority/Agency
HDC    -  Housing Development Corp.
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority Revenue
HFC    -  Housing Finance Corp.
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority Revenue
IDR    -  Industrial Development Revenue
ISD    -  Independent School District
MBIA   -  Municipal Bond Investors Assurance Corp.
MFHR   -  Multi-Family Housing Revenue
MFMR   -  Multi-Family Mortgage Revenue
MFR    -  Multi-Family Revenue
MTA    -  Metropolitan Transit Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
PUD    -  Public Utility District
RDA    -  Redevelopment Agency/Authority
RDAR   -  Redevelopment Agency Revenue
RMR    -  Residential Mortgage Revenue
SFM    -  Single Family Mortgage
SFMR   -  Single Family Mortgage Revenue
USD    -  Unified/Union School District
XLCA   -  XL Capital Assurance


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 115

Franklin Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2007 (unaudited)

                                                         --------------------------------------------------------------------------
                                                             FRANKLIN                              FRANKLIN           FRANKLIN
                                                             FLORIDA            FRANKLIN        MASSACHUSETTS         MICHIGAN
                                                         INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND         INCOME FUND
                                                         --------------------------------------------------------------------------
Assets:
   Investments in securities:
     Cost ............................................   $    146,616,005   $  2,122,159,605   $    505,559,371   $  1,388,461,725
                                                         ==========================================================================
     Value ...........................................   $    151,047,188   $  2,173,825,669   $    519,471,743   $  1,435,283,476
                                                         ==========================================================================
   Cash ..............................................             49,767             83,862             71,929             11,473
   Receivables:
     Investment securities sold ......................                 --         21,142,631                 --                 --
     Capital shares sold .............................            200,055          2,483,472            577,344          1,343,983
     Interest ........................................          2,240,378         25,996,809          5,949,001         19,394,273
                                                         --------------------------------------------------------------------------
       Total assets ..................................        153,537,388      2,223,532,443        526,070,017      1,456,033,205
                                                         --------------------------------------------------------------------------
Liabilities:
   Payables:
     Investment securities purchased .................                 --         60,781,972                 --          7,300,000
     Capital shares redeemed .........................            213,425          5,469,279            894,278          2,633,737
     Affiliates ......................................             89,578          1,159,560            300,922            806,394
     Distributions to shareholders ...................            188,942          2,737,705            650,422          1,811,061
   Accrued expenses and other liabilities ............             33,357            219,107             72,591            204,159
                                                         --------------------------------------------------------------------------
       Total liabilities .............................            525,302         70,367,623          1,918,213         12,755,351
                                                         --------------------------------------------------------------------------
         Net assets, at value ........................   $    153,012,086   $  2,153,164,820   $    524,151,804   $  1,443,277,854
                                                         ==========================================================================
Net assets consist of:
   Paid-in capital ...................................   $    149,254,038   $  2,103,299,908   $    510,999,766   $  1,395,947,003
   Distributions in excess of net investment income ..           (110,156)        (1,936,742)          (297,227)          (926,237)
   Net unrealized appreciation (depreciation).........          4,431,183         51,666,064         13,912,372         46,821,751
   Accumulated net realized gain (loss) ..............           (562,979)           135,590           (463,107)         1,435,337
                                                         --------------------------------------------------------------------------
         Net assets, at value ........................   $    153,012,086   $  2,153,164,820   $    524,151,804   $  1,443,277,854
                                                         ==========================================================================


116 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                         --------------------------------------------------------------------------
                                                             FRANKLIN                              FRANKLIN           FRANKLIN
                                                             FLORIDA            FRANKLIN         MASSACHUSETTS        MICHIGAN
                                                         INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                                         --------------------------------------------------------------------------
CLASS A:
   NET ASSETS, AT VALUE ..............................   $    153,012,086   $  1,932,942,161   $    464,653,575   $  1,276,523,238
                                                         ==========================================================================
   Shares outstanding ................................         14,649,741        161,143,091         40,072,286        106,488,714
                                                         ==========================================================================
   Net asset value per share a .......................   $          10.44   $          12.00   $          11.60   $          11.99
                                                         ==========================================================================
   Maximum offering price per share
     (net asset value per share / 95.75%) ............   $          10.90   $          12.53   $          12.11   $          12.52
                                                         ==========================================================================
CLASS B:
   Net assets, at value ..............................                 --   $     77,038,874                 --   $     42,802,486
                                                         ==========================================================================
   Shares outstanding ................................                 --          6,391,816                 --          3,553,033
                                                         ==========================================================================
   Net asset value and maximum offering price
     per share a .....................................                 --   $          12.05                 --   $          12.05
                                                         ==========================================================================
CLASS C:
   Net assets, at value ..............................                 --   $    143,183,785   $     59,498,229   $    123,952,130
                                                         ==========================================================================
   Shares outstanding ................................                 --         11,827,540          5,091,459         10,235,350
                                                         ==========================================================================
   Net asset value and maximum offering price
     per share a .....................................                 --   $          12.11   $          11.69   $          12.11
                                                         ==========================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 117

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                                               ------------------------------------
                                                                                   FRANKLIN           FRANKLIN
                                                                                  MINNESOTA             OHIO
                                                                               INSURED TAX-FREE   INSURED TAX-FREE
                                                                                 INCOME FUND        INCOME FUND
                                                                               ------------------------------------
Assets:
   Investments in securities:
     Cost ..................................................................   $    594,815,846   $  1,146,557,543
                                                                               ====================================
     Value .................................................................   $    605,494,392   $  1,176,264,243
   Cash ....................................................................             41,958            273,375
   Receivables:
     Capital shares sold ...................................................            434,337          1,960,544
     Interest ..............................................................          5,464,193         14,613,163
                                                                               ------------------------------------
       Total assets ........................................................        611,434,880      1,193,111,325
                                                                               ------------------------------------
Liabilities:
   Payables:
     Investment securities purchased .......................................          2,660,070                 --
     Capital shares redeemed ...............................................            748,875          1,650,182
     Affiliates ............................................................            345,397            693,002
     Distributions to shareholders .........................................            734,954          1,404,348
   Accrued expenses and other liabilities ..................................            104,864            204,439
                                                                               ------------------------------------
       Total liabilities ...................................................          4,594,160          3,951,971
                                                                               ------------------------------------
         Net assets, at value ..............................................   $    606,840,720   $  1,189,159,354
                                                                               ====================================
Net assets consist of:
   Paid-in capital .........................................................   $    599,453,686   $  1,160,640,851
   Distributions in excess of net investment income ........................           (528,240)          (846,031)
   Net unrealized appreciation (depreciation) ..............................         10,678,546         29,706,700
   Accumulated net realized gain (loss) ....................................         (2,763,272)          (342,166)
                                                                               ------------------------------------
         Net assets, at value ..............................................   $    606,840,720   $  1,189,159,354
                                                                               ====================================


118 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                                            ------------------------------------
                                                                                FRANKLIN           FRANKLIN
                                                                               MINNESOTA             OHIO
                                                                            INSURED TAX-FREE   INSURED TAX-FREE
                                                                              INCOME FUND        INCOME FUND
                                                                            ------------------------------------
CLASS A:
NET ASSETS, AT VALUE ....................................................   $    540,278,517   $    992,788,329
                                                                            ====================================
Shares outstanding ......................................................         45,680,714         80,734,558
                                                                            ====================================
Net asset value per share a .............................................   $          11.83   $          12.30
                                                                            ====================================
Maximum offering price per share (net asset value per share /
  95.75%) ...............................................................   $          12.36   $          12.85
                                                                            ====================================
CLASS B:
Net assets, at value ....................................................                 --   $     47,961,619
                                                                            ====================================
Shares outstanding ......................................................                 --          3,885,168
                                                                            ====================================
Net asset value and maximum offering price per share a ..................                 --   $          12.34
                                                                            ====================================
CLASS C:
Net assets, at value ....................................................   $     66,562,203   $    148,409,406
                                                                            ====================================
Shares outstanding ......................................................          5,587,346         11,964,202
                                                                            ====================================
Net asset value and maximum offering price per share a ..................   $          11.91   $          12.40
                                                                            ====================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 119

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS
for the six months ended August 31, 2007 (unaudited)

                                                        ---------------------------------------------------------------------------
                                                            FRANKLIN                               FRANKLIN           FRANKLIN
                                                             FLORIDA            FRANKLIN         MASSACHUSETTS        MICHIGAN
                                                        INSURED TAX-FREE    INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                           INCOME FUND        INCOME FUND         INCOME FUND       INCOME FUND
                                                        ---------------------------------------------------------------------------
Investment income:
  Interest .........................................    $      3,942,549    $     51,755,223   $     12,742,485   $     35,335,180
                                                        ---------------------------------------------------------------------------
Expenses:
  Management fees (Note 3a) ........................             460,582           4,886,244          1,313,458          3,365,914
  Distribution fees: (Note 3c)
    Class A ........................................              80,677             944,983            234,016            638,163
    Class B ........................................                  --             262,837                 --            144,577
    Class C ........................................                  --             465,541            193,172            411,636
  Transfer agent fees (Note 3e) ....................              34,353             510,285            120,856            395,194
  Custodian fees ...................................               1,291              14,716              3,819             10,734
  Reports to shareholders ..........................               3,488              51,424             15,154             45,872
  Registration and filing fees .....................               4,571              65,334             10,209             15,825
  Professional fees ................................              10,842              26,624             12,806             21,410
  Trustees' fees and expenses ......................                 926               7,364              1,508              4,242
  Other ............................................              10,960              66,766             18,983             40,891
                                                        ---------------------------------------------------------------------------
      Total expenses ...............................             607,690           7,302,118          1,923,981          5,094,458
                                                        ---------------------------------------------------------------------------
         Net investment income .....................           3,334,859          44,453,105         10,818,504         30,240,722
                                                        ---------------------------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ........             504,264             137,310           (230,617)         1,435,337
  Net change in unrealized appreciation
    (depreciation) on investments ..................          (5,382,044)        (54,581,286)       (16,044,484)       (30,919,724)
                                                        ---------------------------------------------------------------------------
Net realized and unrealized gain (loss) ............          (4,877,780)        (54,443,976)       (16,275,101)       (29,484,387)
                                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .......................................    $     (1,542,921)   $     (9,990,871)  $     (5,456,597)  $        756,335
                                                        ===========================================================================


120 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2007 (unaudited)

                                                                                               ------------------------------------
                                                                                                   FRANKLIN           FRANKLIN
                                                                                                   MINNESOTA            OHIO
                                                                                               INSURED TAX-FREE   INSURED TAX-FREE
                                                                                                  INCOME FUND       INCOME FUND
                                                                                               ------------------------------------
Investment income:
  Interest ................................................................................    $     14,580,073   $     28,219,314
                                                                                               ------------------------------------
Expenses:
  Management fees (Note 3a) ...............................................................           1,487,056          2,797,282
  Distribution fees: (Note 3c)
    Class A ...............................................................................             271,006            497,046
    Class B ...............................................................................                  --            163,280
    Class C ...............................................................................             215,100            479,900
  Transfer agent fees (Note 3e) ...........................................................             178,102            353,602
  Custodian fees ..........................................................................               4,548              8,770
  Reports to shareholders .................................................................              19,453             42,386
  Registration and filing fees ............................................................               8,276             14,729
  Professional fees .......................................................................              13,879             21,765
  Trustees' fees and expenses .............................................................               2,635              5,100
  Other ...................................................................................              26,970             47,174
                                                                                               ------------------------------------
      Total expenses ......................................................................           2,227,025          4,431,034
                                                                                               ------------------------------------
        Net investment income .............................................................          12,353,048         23,788,280
                                                                                               ------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ...............................................              61,995           (341,959)
  Net change in unrealized appreciation (depreciation) on investments .....................         (16,462,265)       (32,014,876)
                                                                                               ------------------------------------
Net realized and unrealized gain (loss) ...................................................         (16,400,270)       (32,356,835)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................    $     (4,047,222)  $     (8,568,555)
                                                                                               ====================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 121

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                        ----------------------------------------------------------------------
                                                                FRANKLIN FLORIDA                        FRANKLIN
                                                          INSURED TAX-FREE INCOME FUND        INSURED TAX-FREE INCOME FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                         AUGUST 31, 2007   FEBRUARY 28,     AUGUST 31, 2007     FEBRUARY 28,
                                                           (UNAUDITED)         2007           (UNAUDITED)           2007
                                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $      3,334,859   $  7,071,557    $     44,453,105   $    84,371,948
    Net realized gain (loss) from investments .......            504,264        298,089             137,310         1,851,693
    Net change in unrealized appreciation
      (depreciation) on investments .................         (5,382,044)        (7,722)        (54,581,286)          685,560
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations .................         (1,542,921)     7,361,924          (9,990,871)       86,909,201
                                                        ----------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A .......................................         (3,337,647)    (7,127,291)        (40,819,032)      (75,858,368)
      Class B .......................................                 --             --          (1,519,269)       (3,349,811)
      Class C .......................................                 --             --          (2,672,710)       (5,354,642)
    Net realized gains:
      Class A .......................................                 --             --            (254,713)       (1,465,090)
      Class B .......................................                 --             --             (10,516)          (70,292)
      Class C .......................................                 --             --             (18,578)         (114,491)
                                                        ----------------------------------------------------------------------
  Total distributions to shareholders ...............         (3,337,647)    (7,127,291)        (45,294,818)      (86,212,694)
                                                        ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A .......................................         (9,654,893)    (8,116,916)        161,376,810       122,695,046
      Class B .......................................                 --             --          (4,483,886)      (10,848,312)
      Class C .......................................                 --             --           4,992,562        (6,050,024)
                                                        ----------------------------------------------------------------------
  Total capital share transactions ..................         (9,654,893)    (8,116,916)        161,885,486       105,796,710
                                                        ----------------------------------------------------------------------
  Redemption fees ...................................                 --             --               2,066             5,205
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets .......        (14,535,461)    (7,882,283)        106,601,863       106,498,422
Net assets:
  Beginning of period ...............................        167,547,547    175,429,830       2,046,562,957     1,940,064,535
                                                        ----------------------------------------------------------------------
  End of period .....................................   $    153,012,086   $167,547,547    $  2,153,164,820   $ 2,046,562,957
                                                        ======================================================================
Distributions in excess of net investment income
  included in net assets:
    End of period ...................................   $       (110,156)  $   (107,368)   $     (1,936,742)  $    (1,378,836)
                                                        ======================================================================


122 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        ----------------------------------------------------------------------
                                                             FRANKLIN MASSACHUSETTS                 FRANKLIN MICHIGAN
                                                          INSURED TAX-FREE INCOME FUND        INSURED TAX-FREE INCOME FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                         AUGUST 31, 2007   FEBRUARY 28,     AUGUST 31, 2007     FEBRUARY 28,
                                                           (UNAUDITED)         2007           (UNAUDITED)           2007
                                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $     10,818,504   $ 20,924,685    $     30,240,722   $    60,175,259
    Net realized gain (loss) from investments .......           (230,617)       312,436           1,435,337         2,368,163
    Net change in unrealized appreciation
      (depreciation) on investments .................        (16,044,484)     1,696,454         (30,919,724)       (3,365,731)
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations .................         (5,456,597)    22,933,575             756,335        59,177,691
                                                        ----------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income:
      Class A .......................................         (9,906,757)   (18,795,595)        (27,359,904)      (53,789,832)
      Class B .......................................                 --             --            (828,588)       (1,818,881)
      Class C .......................................         (1,081,101)    (2,093,334)         (2,340,392)       (4,662,236)
    Net realized gains:
      Class A .......................................                 --             --                  --        (2,046,817)
      Class B .......................................                 --             --                  --           (75,194)
      Class C .......................................                 --             --                  --          (205,032)
                                                        ----------------------------------------------------------------------
  Total distributions to shareholders ...............        (10,987,858)   (20,888,929)        (30,528,884)      (62,597,992)
                                                        ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A .......................................         11,965,280     15,093,137          42,027,909        33,316,191
      Class B .......................................                 --             --          (1,942,569)       (5,473,156)
      Class C .......................................          2,083,932      1,920,471               8,848         3,781,617
                                                        ----------------------------------------------------------------------
  Total capital share transactions ..................         14,049,212     17,013,608          40,094,188        31,624,652
                                                        ----------------------------------------------------------------------
  Redemption fees ...................................                786             14               1,588             2,526
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets .......         (2,394,457)    19,058,268          10,323,227        28,206,877
Net assets:
  Beginning of period ...............................        526,546,261    507,487,993       1,432,954,627     1,404,747,750
                                                        ----------------------------------------------------------------------
  End of period .....................................   $    524,151,804   $526,546,261    $  1,443,277,854   $ 1,432,954,627
                                                        ----------------------------------------------------------------------
Distributions in excess of net investment income
  included in net assets:
    End of period ...................................   $       (297,227)  $   (127,873)   $       (926,237)  $      (638,075)
                                                        ======================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 123

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        ----------------------------------------------------------------------
                                                               FRANKLIN MINNESOTA                    FRANKLIN OHIO
                                                          INSURED TAX-FREE INCOME FUND        INSURED TAX-FREE INCOME FUND
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                         AUGUST 31, 2007   FEBRUARY 28,     AUGUST 31, 2007     FEBRUARY 28,
                                                           (UNAUDITED)         2007           (UNAUDITED)           2007
                                                        ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $    12,353,0408   $ 24,229,520    $     23,788,280   $    45,601,296
    Net realized gain (loss) from investments .......             61,995     (1,339,608)           (341,959)          406,449
    Net change in unrealized appreciation
      (depreciation) on investments .................        (16,462,265)     2,474,383         (32,014,876)        4,944,696
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations .................         (4,047,222)    25,364,295          (8,568,555)       50,952,441
                                                        ----------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income:
      Class A .......................................        (11,327,062)   (21,977,394)        (20,466,812)      (38,958,440)
      Class B .......................................                 --             --            (894,841)       (1,956,091)
      Class C .......................................         (1,194,075)    (2,275,328)         (2,601,958)       (4,876,325)
    Net realized gains:
      Class A .......................................                 --             --            (343,160)          (66,058)
      Class B .......................................                 --             --             (17,065)           (3,947)
      Class C .......................................                 --             --             (50,745)           (9,567)
                                                        ----------------------------------------------------------------------
  Total distributions to shareholders ...............        (12,521,137)   (24,252,722)        (24,374,581)      (45,870,428)
                                                        ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A .......................................         15,413,761      9,990,232          39,776,714        74,632,821
      Class B .......................................                 --             --          (2,535,372)       (4,746,942)
      Class C .......................................          3,478,734       (147,351)          8,664,199        12,594,757
                                                        ----------------------------------------------------------------------
  Total capital share transactions ..................         18,892,495      9,842,881          45,905,541        82,480,636
                                                        ----------------------------------------------------------------------
  Redemption fees ...................................                439          1,472               2,550               606
                                                        ----------------------------------------------------------------------
        Net increase (decrease) in net assets .......          2,324,575     10,955,926          12,964,955        87,563,255
Net assets:
  Beginning of period ...............................        604,516,145    593,560,219       1,176,194,399     1,088,631,144
                                                        ----------------------------------------------------------------------
  End of period .....................................   $    606,840,720   $604,516,145    $  1,189,159,354   $ 1,176,194,399
                                                        ======================================================================
Distributions in excess of net investment income
  included in net assets:
      End of period .................................   $       (528,240)  $   (360,151)   $       (846,031)  $      (670,700)
                                                        ======================================================================


124 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-five separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------------------------------------------------
CLASS A                             CLASS A & CLASS C                         CLASS A, CLASS B & CLASS C
-----------------------------------------------------------------------------------------------------------------
Franklin Florida Insured Tax-Free   Franklin Massachusetts Insured Tax-Free   Franklin Insured Tax-Free Income
  Income Fund                         Income Fund                               Fund
                                    Franklin Minnesota Insured Tax-Free       Franklin Michigan Insured Tax-Free
                                      Income Fund                               Income Fund
                                                                              Franklin Ohio Insured Tax-Free
                                                                                Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                         Semiannual Report | 125

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.


126 | Semiannual Report

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2007, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds' shares were as follows:

                                          ----------------------------------------------------------
                                               FRANKLIN FLORIDA                  FRANKLIN
                                               INSURED TAX-FREE              INSURED TAX-FREE
                                                  INCOME FUND                   INCOME FUND
                                          ----------------------------------------------------------
                                            SHARES         AMOUNT         SHARES         AMOUNT
                                          ----------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold ......................         810,650   $   8,580,027    25,371,885   $  308,139,685
  Shares issued in reinvestment of
    distributions ..................         163,723       1,731,162     2,097,865       25,411,918
  Shares redeemed ..................      (1,887,264)    (19,966,082)  (14,186,241)    (172,174,793)
                                          ----------------------------------------------------------
  Net increase (decrease) ..........        (912,891)  $  (9,654,893)   13,283,509   $  161,376,810
                                          ==========================================================


                                                         Semiannual Report | 127

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------
                                            FRANKLIN FLORIDA                  FRANKLIN
                                            INSURED TAX-FREE              INSURED TAX-FREE
                                               INCOME FUND                   INCOME FUND
                                       ----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------
CLASS A SHARES (CONTINUED):
Year ended February 28, 2007
   Shares sold .....................    2,175,680   $  23,205,793    24,333,710   $  297,487,126
   Shares issued in reinvestment of
     distributions .................      346,000       3,689,307     3,747,782       45,845,016
   Shares redeemed .................   (3,286,060)    (35,012,016)  (18,043,172)    (220,637,096)
                                       ----------------------------------------------------------
   Net increase (decrease) .........     (764,380)  $  (8,116,916)   10,038,320   $  122,695,046
                                       ==========================================================
CLASS B SHARES:
Six Months ended August 31, 2007
   Shares sold .....................                                     41,505   $      506,459
   Shares issued in reinvestment of
     distributions .................                                     76,843          935,938
   Shares redeemed .................                                   (486,435)      (5,926,283)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (368,087)  $   (4,483,886)
                                                                    =============================
Year ended February 28, 2007
   Shares sold .....................                                     37,490   $      460,935
   Shares issued in reinvestment of
     distributions .................                                    173,519        2,131,773
   Shares redeemed .................                                 (1,094,078)     (13,441,020)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (883,069)  $  (10,848,312)
                                                                    =============================
CLASS C SHARES:
Six Months ended August 31, 2007
   Shares sold .....................                                  1,449,107   $   17,748,171
   Shares issued in reinvestment of
     distributions .................                                    142,640        1,744,494
   Shares redeemed .................                                 (1,184,082)     (14,500,103)
                                                                    -----------------------------
   Net increase (decrease) .........                                    407,665   $    4,992,562
                                                                    =============================
Year ended February 28, 2007
   Shares sold .....................                                  1,669,874   $   20,602,046
   Shares issued in reinvestment of
     distributions .................                                    283,071        3,492,564
   Shares redeemed .................                                 (2,444,521)     (30,144,634)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (491,576)  $   (6,050,024)
                                                                    =============================

                                       ----------------------------------------------------------
                                         FRANKLIN MASSACHUSETTS           FRANKLIN MICHIGAN
                                            INSURED TAX-FREE               INSURED TAX-FREE
                                               INCOME FUND                   INCOME FUND
                                       ----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
   Shares sold .....................    3,168,607   $  37,337,567     8,481,142   $  102,461,466
   Shares issued in reinvestment of
     distributions .................      465,463       5,466,381     1,377,509       16,625,298
   Shares redeemed .................   (2,629,569)    (30,838,668)   (6,383,587)     (77,058,855)
                                       ----------------------------------------------------------
   Net increase (decrease) .........    1,004,501   $  11,965,280     3,475,064   $   42,027,909
                                       ==========================================================
Year ended February 28, 2007
   Shares sold .....................    5,235,943   $  62,085,219    10,901,624   $  132,782,327
   Shares issued in reinvestment of
     distributions .................      879,562      10,423,251     2,799,767       34,090,992
   Shares redeemed .................   (4,845,890)    (57,415,333)  (10,972,592)    (133,557,128)
                                       ----------------------------------------------------------
   Net increase (decrease) .........    1,269,615   $  15,093,137     2,728,799   $   33,316,191
                                       ==========================================================


128 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------
                                         FRANKLIN MASSACHUSETTS           FRANKLIN MICHIGAN
                                            INSURED TAX-FREE              INSURED TAX-FREE
                                               INCOME FUND                   INCOME FUND
                                       ----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------
CLASS B SHARES:
Six Months ended August 31, 2007
   Shares sold .....................                                      1,186   $       14,391
   Shares issued in reinvestment of
     distributions .................                                     47,843          580,387
   Shares redeemed .................                                   (209,016)      (2,537,347)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (159,987)  $   (1,942,569)
                                                                    =============================
Year ended February 28, 2007
   Shares sold .....................                                     34,787   $      422,950
   Shares issued in reinvestment of
     distributions .................                                    109,336        1,337,603
   Shares redeemed .................                                   (591,307)      (7,233,709)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (447,184)  $   (5,473,156)
                                                                    =============================
CLASS C SHARES:
Six Months ended August 31, 2007
   Shares sold .....................      556,777   $   6,595,953     1,013,989   $   12,395,148
   Shares issued in reinvestment of
     distributions .................       60,183         712,260       134,665        1,642,462
   Shares redeemed .................     (441,092)     (5,224,281)   (1,149,682)     (14,028,762)
                                       ----------------------------------------------------------
   Net increase (decrease) .........      175,868   $   2,083,932        (1,028)  $        8,848
                                       ==========================================================
Year ended February 28, 2007
   Shares sold .....................      895,802   $  10,691,157     2,088,459   $   25,688,799
   Shares issued in reinvestment of
     distributions .................      114,806       1,370,865       282,821        3,477,203
   Shares redeemed .................     (849,079)    (10,141,551)   (2,067,097)     (25,384,385)
                                       ----------------------------------------------------------
   Net increase (decrease) .........      161,529   $   1,920,471       304,183   $    3,781,617
                                       ==========================================================

                                       ----------------------------------------------------------
                                           FRANKLIN MINNESOTA               FRANKLIN OHIO
                                            INSURED TAX-FREE              INSURED TAX-FREE
                                               INCOME FUND                   INCOME FUND
                                       ----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
   Shares sold .....................    3,716,981   $  44,456,634     7,007,979   $   87,226,663
   Shares issued in reinvestment of
     distributions .................      606,869       7,253,038     1,040,264       12,910,507
   Shares redeemed .................   (3,036,164)    (36,295,911)   (4,857,848)     (60,360,456)
                                       ----------------------------------------------------------
   Net increase (decrease) .........    1,287,686   $  15,413,761     3,190,395   $   39,776,714
                                       ==========================================================
Year ended February 28, 2007
   Shares sold .....................    4,603,325   $  55,441,747    12,249,238   $  153,215,641
   Shares issued in reinvestment of
     distributions .................    1,164,738      14,025,916     1,890,728       23,636,806
   Shares redeemed .................   (4,942,458)    (59,477,431)   (8,177,132)    (102,219,626)
                                       ----------------------------------------------------------
   Net increase (decrease) .........      825,605   $   9,990,232     5,962,834   $   74,632,821
                                       ==========================================================


                                                         Semiannual Report | 129

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------
                                           FRANKLIN MINNESOTA               FRANKLIN OHIO
                                            INSURED TAX-FREE              INSURED TAX-FREE
                                               INCOME FUND                   INCOME FUND
                                       ----------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------
CLASS B SHARES:
Six Months ended August 31, 2007
   Shares sold .....................                                     19,963   $      251,597
   Shares issued in reinvestment of
     distributions .................                                     50,536          630,004
   Shares redeemed .................                                   (274,002)      (3,416,973)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (203,503)  $   (2,535,372)
                                                                    =============================
Year ended February 28, 2007
   Shares sold .....................                                     17,331   $      217,326
   Shares issued in reinvestment of
     distributions .................                                    108,062        1,355,657
   Shares redeemed .................                                   (503,801)      (6,319,925)
                                                                    -----------------------------
   Net increase (decrease) .........                                   (378,408)  $   (4,746,942)
                                                                    =============================
CLASS C SHARES:
Six Months ended August 31, 2007
   Shares sold .....................      541,079   $   6,524,441     1,595,650   $   20,063,748
   Shares issued in reinvestment of
     distributions .................       58,256         701,010       142,349        1,781,975
   Shares redeemed .................     (310,853)     (3,746,717)   (1,050,397)     (13,181,524)
                                       ----------------------------------------------------------
   Net increase (decrease) .........      288,482   $   3,478,734       687,602   $    8,664,199
                                       ==========================================================
Year ended February 28, 2007
   Shares sold .....................      797,447   $   9,674,198     2,772,398   $   34,975,857
   Shares issued in reinvestment of
     distributions .................      111,422       1,350,967       249,595        3,146,891
   Shares redeemed .................     (922,487)    (11,172,516)   (2,025,512)     (25,527,991)
                                       ----------------------------------------------------------
   Net increase (decrease) .........      (13,618)  $    (147,351)      996,481   $   12,594,757
                                       ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


130 | Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
----------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $10 billion
       0.440%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20 billion
       0.360%           In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                            ----------------------------------------------------
                                 FRANKLIN                           FRANKLIN
                                 FLORIDA         FRANKLIN        MASSACHUSETTS
                            INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                               INCOME FUND      INCOME FUND       INCOME FUND
                            ----------------------------------------------------
Reimbursement Plans:
Class A ..................        0.15%            0.10%             0.10%

Compensation Plans:
Class B ..................          --             0.65%               --
Class C ..................          --             0.65%             0.65%


                                                         Semiannual Report | 131

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                          MICHIGAN          MINNESOTA           OHIO
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Reimbursement Plans:
Class A ............................................        0.10%             0.10%             0.10%

Compensation Plans:
Class B ............................................        0.65%               --              0.65%
Class C ............................................        0.65%             0.65%             0.65%

For the Franklin Florida Insured Tax-Free Income Fund, Distributors has agreed to limit the current rate to 0.10% per year.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                      -----------------------------------------------------
                                                          FRANKLIN                            FRANKLIN
                                                           FLORIDA          FRANKLIN        MASSACHUSETTS
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Sales charges retained net of commissions paid to
  unaffiliated broker/dealers ......................       $18,281          $214,104           $61,977
Contingent deferred sales charges retained .........       $ 1,227          $ 70,293           $ 9,153

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                          MICHIGAN          MINNESOTA           OHIO
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Sales charges retained net of commissions paid to
  unaffiliated broker/dealers ......................      $240,287           $84,669          $263,765
Contingent deferred sales charges retained .........      $ 42,111           $ 4,768          $ 62,433


132 | Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                      -----------------------------------------------------
                                                          FRANKLIN                            FRANKLIN
                                                           FLORIDA          FRANKLIN       MASSACHUSETTS
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Transfer agent fees ................................       $14,781          $270,591           $63,746

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                          MICHIGAN          MINNESOTA           OHIO
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Transfer agent fees ................................      $220,377           $92,016          $172,921

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2007, the capital loss carryforwards were as follows:

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                           FLORIDA        MASSACHUSETTS       MINNESOTA
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Capital loss carryforwards expiring in:
   2009 ............................................     $  470,951         $     --         $  561,506
   2010 ............................................        256,409               --            788,761
   2013 ............................................        339,883          232,490                 --
   2015 ............................................             --               --          1,475,000
                                                      -----------------------------------------------------
                                                         $1,067,243         $232,490         $2,825,267
                                                      =====================================================

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      -----------------------------------------------------
                                                          FRANKLIN                            FRANKLIN
                                                           FLORIDA          FRANKLIN       MASSACHUSETTS
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Cost of investments ................................    $146,614,363     $2,122,029,628     $505,481,360
                                                      =====================================================

Unrealized appreciation ............................       5,136,199         63,785,643       17,483,346
Unrealized depreciation ............................        (703,374)       (11,989,602)      (3,492,963)
                                                      -----------------------------------------------------
Net unrealized appreciation (depreciation) .........    $  4,432,825     $   51,796,041     $ 13,990,383
                                                      =====================================================


                                                         Semiannual Report | 133

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                          MICHIGAN          MINNESOTA       OHIO INSURED
                                                      INSURED TAX-FREE  INSURED TAX-FREE      TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Cost of investments ................................   $1,388,310,821     $594,739,514     $1,146,485,284
                                                      =====================================================

Unrealized appreciation ............................       52,702,977       14,704,284         37,180,883
Unrealized depreciation ............................       (5,730,322)      (3,949,406)        (7,401,924)
                                                      -----------------------------------------------------
Net unrealized appreciation (depreciation) .........   $   46,972,655     $ 10,754,878     $   29,778,959
                                                      =====================================================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2007, were as follows:

                                                      -----------------------------------------------------
                                                          FRANKLIN                            FRANKLIN
                                                           FLORIDA          FRANKLIN       MASSACHUSETTS
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Purchases ..........................................     $ 2,278,147      $419,106,249      $117,298,460
Sales ..............................................     $12,983,490      $ 20,044,793      $ 99,150,782

                                                      -----------------------------------------------------
                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                          MICHIGAN          MINNESOTA           OHIO
                                                      INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------------
Purchases ..........................................    $201,052,455       $39,594,677      $175,480,524
Sales ..............................................    $155,410,933       $20,868,778      $141,658,081

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories, except for the Franklin Insured Tax-Free Income Fund. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia.


134 | Semiannual Report

Franklin Tax-Free Trust

7. UPCOMING ACQUISITIONS/MERGERS

On September 18, 2007, the Board of Trustees for the Franklin Tax-Free Trust approved a proposal to merge Franklin Florida Insured Tax-Free Income Fund into the Franklin Insured Tax-Free Income Fund, subject to approval by the shareholders of Franklin Florida Insured Tax-Free Income Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                         Semiannual Report | 135

Franklin Tax-Free Trust

9. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on August 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have reviewed the tax positions for open tax years (tax years ended February 28, 2005 - 2007) and have determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 57"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


136 | Semiannual Report

Franklin Tax-Free Trust

Franklin Florida Insured Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the fundamental investment restrictions (including several Sub-Proposals) of each of Franklin Florida Insured Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, and Franklin Ohio Insured Tax-Free Income Fund (each, a "Fund") and to approve the elimination of certain fundamental investment restrictions for each Fund. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business for the Trust was transacted at the meeting.

Proposal 1. The Election of Trustees:

----------------------------------------------------------------------------------------------------------------
                                                      % OF       % OF                         % OF       % OF
                                                  OUTSTANDING    VOTED                    OUTSTANDING    VOTED
NAME                                 FOR             SHARES     SHARES      WITHHELD         SHARES      SHARES
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ..........   1,251,258,026.071     63.354%     97.458%  32,638,060.455      1.652%      2.542%
Robert F. Carlson .........   1,251,373,454.243     63.360%     97.467%  32,522,632.283      1.646%      2.533%
Sam Ginn ..................   1,251,939,533.149     63.388%     97.511%  31,956,553.377      1.618%      2.489%
Edith E. Holiday ..........   1,251,876,886.788     63.385%     97.506%  32,019,199.738      1.621%      2.494%
Frank W. T. LaHaye ........   1,251,302,301.657     63.356%     97.461%  32,593,784.869      1.650%      2.539%
Frank A. Olson ............   1,251,503,758.166     63.366%     97.477%  32,392,328.360      1.640%      2.523%
Larry D. Thompson .........   1,252,839,218.412     63.434%     97.581%  31,056,868.114      1.572%      2.419%
John B. Wilson ............   1,252,936,126.653     63.439%     97.589%  30,959,959.873      1.567%      2.411%
Charles B. Johnson ........   1,251,415,297.396     63.362%     97.470%  32,480,789.130      1.644%      2.530%
Gregory E. Johnson ........   1,252,182,030.032     63.401%     97.530%  31,714,056.494      1.605%      2.470%


                                                         Semiannual Report | 137

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     8,038,456.226     50.799%      74.988%
Against .............................       335,701.591      2.121%       3.132%
Abstain .............................       402,669.593      2.545%       3.756%
Broker Non-Votes ....................     1,942,794.000     12.277%      18.124%
--------------------------------------------------------------------------------
TOTAL ...............................    10,719,621.410     67.742%     100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    85,570,794.861     52.074%      75.122%
Against .............................     2,669,836.447      1.625%       2.344%
Abstain .............................     5,351,057.219      3.256%       4.697%
Broker Non-Votes ....................    20,318,409.000     12.365%      17.837%
--------------------------------------------------------------------------------
TOTAL ...............................   113,910,097.527     69.320%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    23,483,982.247     54.156%      68.262%
Against .............................       666,392.803      1.537%       1.937%
Abstain .............................     1,404,155.570      3.238%       4.082%
Broker Non-Votes ....................     8,848,063.000     20.405%      25.719%
--------------------------------------------------------------------------------
TOTAL ...............................    34,402,593.620     79.336%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    59,942,461.463     51.414%      73.721%
Against .............................     2,248,634.897      1.929%       2.765%
Abstain .............................     5,094,468.002      4.369%       6.266%
Broker Non-Votes ....................    14,024,397.000     12.029%      17.248%
--------------------------------------------------------------------------------
TOTAL ...............................    81,309,961.362     69.741%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,891,454.330     54.429%      70.767%
Against .............................       866,549.578      1.754%       2.281%
Abstain .............................     1,878,688.073      3.803%       4.943%
Broker Non-Votes ....................     8,363,624.000     16.929%      22.009%
--------------------------------------------------------------------------------
TOTAL ...............................    38,000,315.981     76.915%     100.000%


138 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    47,670,725.187     52.115%      72.816%
Against .............................     1,635,142.580      1.787%       2.498%
Abstain .............................     3,875,935.317      4.238%       5.920%
Broker Non-Votes ....................    12,285,578.000     13.431%      18.766%
--------------------------------------------------------------------------------
TOTAL ...............................    65,467,381.084     71.571%     100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,365,879.933     46.549%      70.798%
Against .............................       514,064.271      3.248%       4.941%
Abstain .............................       390,219.212      2.466%       3.751%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,054,977.750     43.240%      68.494%
Against .............................     3,901,467.627      2.375%       3.761%
Abstain .............................     4,420,516.458      2.690%       4.261%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,953,567.122     52.934%      66.938%
Against .............................     1,051,438.792      2.424%       3.067%
Abstain .............................     1,426,028.018      3.289%       4.158%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%


                                                         Semiannual Report | 139

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    50,777,745.693     43.554%      68.285%
Against .............................     2,693,492.585      2.310%       3.622%
Abstain .............................     3,994,472.585      3.426%       5.372%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,400,107.465     53.436%      69.498%
Against .............................     1,220,770.867      2.471%       3.214%
Abstain .............................     1,994,048.221      4.036%       5.249%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,678,627.338     45.564%      68.178%
Against .............................     2,262,229.308      2.473%       3.701%
Abstain .............................     3,282,229.045      3.588%       5.369%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,403,082.972     46.784%      71.156%
Against .............................       485,840.367      3.070%       4.670%
Abstain .............................       381,240.077      2.409%       3.664%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%


140 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,566,644.096     43.552%      68.987%
Against .............................     3,225,512.812      1.963%       3.109%
Abstain .............................     4,584,804.927      2.790%       4.420%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    23,015,931.873     53.077%      67.120%
Against .............................       833,828.371      1.923%       2.432%
Abstain .............................     1,581,273.688      3.647%       4.611%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    51,011,188.818     43.754%      68.599%
Against .............................     2,441,701.984      2.094%       3.284%
Abstain .............................     4,012,820.061      3.442%       5.396%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,452,286.418     53.541%      69.635%
Against .............................     1,135,273.132      2.298%       2.988%
Abstain .............................     2,027,367.003      4.104%       5.338%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%


                                                         Semiannual Report | 141

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    42,050,412.212     45.970%      68.786%
Against .............................     1,920,673.076      2.100%       3.142%
Abstain .............................     3,252,000.403      3.555%       5.320%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,406,124.595     46.803%      71.185%
Against .............................       482,393.203      3.048%       4.637%
Abstain .............................       381,645.618      2.412%       3.668%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED        SHARES     SHARES
--------------------------------------------------------------------------------
For .................................    71,179,180.974     43.316%      68.614%
Against .............................     3,771,904.387      2.295%       3.636%
Abstain .............................     4,425,876.474      2.694%       4.266%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,887,509.574     52.781%      66.745%
Against .............................     1,050,143.208      2.422%       3.062%
Abstain .............................     1,493,381.150      3.444%       4.356%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%


142 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    50,688,329.412     43.477%      68.165%
Against .............................     2,647,538.772      2.271%       3.560%
Abstain .............................     4,129,842.679      3.542%       5.554%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,402,529.593     53.441%      69.504%
Against .............................     1,322,685.776      2.677%       3.482%
Abstain .............................     1,889,711.184      3.825%       4.975%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,774,985.120     45.669%      68.335%
Against .............................     2,223,092.589      2.430%       3.637%
Abstain .............................     3,225,007.982      3.526%       5.276%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,470,069.329     47.207%      71.800%
Against .............................       481,784.919      3.045%       4.631%
Abstain .............................       318,309.168      2.011%       3.059%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%


                                                         Semiannual Report | 143

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,702,294.130     43.634%      69.118%
Against .............................     3,355,370.441      2.042%       3.235%
Abstain .............................     4,319,297.264      2.629%       4.163%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,933,071.871     52.886%      66.878%
Against .............................     1,025,046.129      2.364%       2.989%
Abstain .............................     1,472,915.932      3.397%       4.296%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    50,920,290.904     43.676%      68.476%
Against .............................     2,697,529.836      2.314%       3.628%
Abstain .............................     3,847,890.123      3.300%       5.175%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,558,280.631     53.756%      69.914%
Against .............................     1,240,328.692      2.510%       3.265%
Abstain .............................     1,816,317.230      3.677%       4.782%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%


144 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,717,451.156     45.606%      68.242%
Against .............................     2,239,746.648      2.449%       3.664%
Abstain .............................     3,265,887.887      3.570%       5.342%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,406,635.025     46.806%      71.190%
Against .............................       521,621.083      3.296%       5.014%
Abstain .............................       341,907.308      2.161%       3.286%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,217,872.007     43.339%      68.651%
Against .............................     3,898,735.771      2.373%       3.759%
Abstain .............................     4,260,354.057      2.593%       4.106%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,913,452.258     52.841%      66.821%
Against .............................     1,018,744.645      2.349%       2.971%
Abstain .............................     1,498,837.029      3.457%       4.371%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%


                                                         Semiannual Report | 145

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    50,525,815.068     43.338%      67.947%
Against .............................     2,749,509.284      2.358%       3.697%
Abstain .............................     4,190,386.511      3.594%       5.635%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,401,912.017     53.439%      69.503%
Against .............................     1,379,384.732      2.792%       3.631%
Abstain .............................     1,833,629.804      3.712%       4.827%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,661,478.889     45.545%      68.151%
Against .............................     2,241,288.452      2.450%       3.666%
Abstain .............................     3,320,318.350      3.630%       5.431%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                             % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,355,186.876     46.481%      70.696%
Against .............................       585,002.027      3.697%       5.622%
Abstain .............................       329,974.513      2.085%       3.172%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%


146 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN INSURED                                             % OF         % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,868,641.847     43.735%      69.278%
Against .............................     3,156,015.323      1.921%       3.042%
Abstain .............................     4,352,304.665      2.649%       4.196%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                       % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,975,412.129     52.984%      67.002%
Against .............................       964,344.309      2.224%       2.812%
Abstain .............................     1,491,277.494      3.439%       4.349%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                            % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    51,012,269.883     43.755%      68.600%
Against .............................     2,471,682.501      2.120%       3.324%
Abstain .............................     3,981,758.479      3.415%       5.355%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                           % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,530,043.830     53.699%      69.840%
Against .............................     1,239,399.173      2.508%       3.263%
Abstain .............................     1,845,483.550      3.736%       4.858%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%


                                                         Semiannual Report | 147

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,929,760.245     45.838%      68.590%
Against .............................     1,941,836.289      2.123%       3.176%
Abstain .............................     3,351,489.157      3.664%       5.482%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                             % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,348,356.251     46.438%      70.630%
Against .............................       551,255.815      3.483%       5.298%
Abstain .............................       370,551.350      2.342%       3.562%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                             % OF         % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    71,712,824.267     43.641%      69.128%
Against .............................     3,206,479.526      1.951%       3.090%
Abstain .............................     4,457,658.042      2.713%       4.298%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                       % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    22,902,417.361     52.816%      66.789%
Against .............................     1,016,842.075      2.345%       2.966%
Abstain .............................     1,511,774.496      3.486%       4.408%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%


148 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                            % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    50,898,523.737     43.657%      68.447%
Against .............................     2,447,088.265      2.099%       3.291%
Abstain .............................     4,120,098.861      3.534%       5.541%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                           % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,471,152.204     53.580%      69.685%
Against .............................     1,185,163.314      2.398%       3.120%
Abstain .............................     1,958,611.035      3.965%       5.156%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    41,925,554.825     45.833%      68.582%
Against .............................     1,996,580.705      2.183%       3.266%
Abstain .............................     3,300,950.161      3.609%       5.400%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                             % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................     7,489,040.461     47.327%      71.982%
Against .............................       435,435.384      2.752%       4.185%
Abstain .............................       345,687.571      2.184%       3.323%
Broker Non-Votes ....................     2,133,866.000     13.485%      20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416     65.748%     100.000%


                                                         Semiannual Report | 149

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN INSURED                                             % OF         % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    72,675,217.574     44.226%      70.056%
Against .............................     2,797,106.986      1.702%       2.697%
Abstain .............................     3,904,637.275      2.377%       3.763%
Broker Non-Votes ....................    24,361,462.000     14.825%      23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835     63.130%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                       % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    23,319,040.224     53.776%      68.004%
Against .............................       788,510.452      1.819%       2.300%
Abstain .............................     1,323,483.256      3.052%       3.859%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                            % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    51,740,506.815     44.380%      69.579%
Against .............................     2,123,465.391      1.821%       2.856%
Abstain .............................     3,601,738.657      3.089%       4.844%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                           % OF         % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For .................................    26,990,260.307     54.630%      71.052%
Against .............................       964,279.703      1.952%       2.538%
Abstain .............................     1,660,386.543      3.361%       4.371%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%


150 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    42,577,916.908      46.547%     69.649%
Against .............................     1,656,525.864       1.811%      2.710%
Abstain .............................     2,988,642.919       3.267%      4.889%
Broker Non-Votes ....................    13,908,362.000      15.205%     22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691      66.830%    100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
FRANKLIN FLORIDA                                              % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................     7,353,580.635      46.471%     70.680%
Against .............................       534,594.098       3.378%      5.138%
Abstain .............................       381,988.683       2.414%      3.672%
Broker Non-Votes ....................     2,133,866.000      13.485%     20.510%
--------------------------------------------------------------------------------
TOTAL ...............................    10,404,029.416      65.748%    100.000%

--------------------------------------------------------------------------------
FRANKLIN INSURED                                              % OF        % OF
TAX-FREE                                                  OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    71,074,236.021      43.252%     68.512%
Against .............................     3,758,686.519       2.287%      3.623%
Abstain .............................     4,544,039.295       2.766%      4.381%
Broker Non-Votes ....................    24,361,462.000      14.825%     23.484%
--------------------------------------------------------------------------------
TOTAL ...............................   103,738,423.835      63.130%    100.000%

--------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS                                        % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    22,883,222.277     52.771%      66.733%
Against .............................     1,107,926.437      2.555%       3.231%
Abstain .............................     1,439,885.218      3.321%       4.199%
Broker Non-Votes ....................     8,859,576.000     20.431%      25.837%
--------------------------------------------------------------------------------
TOTAL ...............................    34,290,609.932     79.078%     100.000%


                                                         Semiannual Report | 151

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN MICHIGAN                                             % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    50,301,480.021     43.145%      67.645%
Against .............................     2,957,547.080      2.537%       3.977%
Abstain .............................     4,206,683.762      3.608%       5.657%
Broker Non-Votes ....................    16,895,757.000     14.492%      22.721%
--------------------------------------------------------------------------------
TOTAL ...............................    74,361,467.863     63.782%     100.000%

--------------------------------------------------------------------------------
FRANKLIN MINNESOTA                                            % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    26,391,373.521     53.418%      69.475%
Against .............................     1,396,785.821      2.827%       3.677%
Abstain .............................     1,826,767.211      3.698%       4.809%
Broker Non-Votes ....................     8,371,774.000     16.945%      22.039%
--------------------------------------------------------------------------------
TOTAL ...............................    37,986,700.553     76.888%     100.000%

--------------------------------------------------------------------------------
FRANKLIN OHIO                                                 % OF        % OF
INSURED TAX-FREE                                          OUTSTANDING     VOTED
INCOME FUND                               SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For .................................    41,595,354.359     45.473%      68.042%
Against .............................     2,527,773.719      2.763%       4.135%
Abstain .............................     3,099,957.613      3.389%       5.071%
Broker Non-Votes ....................    13,908,362.000     15.205%      22.752%
--------------------------------------------------------------------------------
TOTAL ...............................    61,131,447.691     66.830%     100.000%


152 | Semiannual Report

Franklin Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 153

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

                       This page intentionally left blank.

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON          One Franklin Parkway
   INVESTMENTS              San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF1 S2007 10/07















                                [GRAPHIC OMITTED]

                                                    AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                    Franklin Alabama
                                                    Tax-Free Income Fund

                                                    Franklin Florida
                                                    Tax-Free Income Fund

                                                    Franklin Georgia
                                                    Tax-Free Income Fund

                                                    Franklin Kentucky
                                                    Tax-Free Income Fund

                                                    Franklin Louisiana
                                                    Tax-Free Income Fund

                                                    Franklin Maryland
                                                    Tax-Free Income Fund

                                                    Franklin Missouri
                                                    Tax-Free Income Fund

                                                    Franklin North Carolina
                                                    Tax-Free Income Fund

                                                    Franklin Virginia
                                                    Tax-Free Income Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER         TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
               FRANKLIN TAX-FREE TRUST
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ......................................................     1

SPECIAL FEATURE:
Understanding Interest Rates ............................................     4

SEMIANNUAL REPORT

Municipal Bond Market Overview ..........................................     7

Investment Strategy and Manager's Discussion ............................     9

Franklin Alabama Tax-Free Income Fund ...................................    10

Franklin Florida Tax-Free Income Fund ...................................    18

Franklin Georgia Tax-Free Income Fund ...................................    26

Franklin Kentucky Tax-Free Income Fund ..................................    34

Franklin Louisiana Tax-Free Income Fund .................................    41

Franklin Maryland Tax-Free Income Fund ..................................    49

Franklin Missouri Tax-Free Income Fund ..................................    57

Franklin North Carolina Tax-Free Income Fund ............................    64

Franklin Virginia Tax-Free Income Fund ..................................    71

Financial Highlights and Statements of Investments ......................    78

Financial Statements ....................................................   142

Notes to Financial Statements ...........................................   153

Meeting of Shareholders .................................................   167

Shareholder Information .................................................   191

--------------------------------------------------------------------------------
Semiannual Report

Municipal Bond Market Overview

The six-month period ended August 31, 2007, proved challenging for the municipal bond market as yields increased for intermediate- to longer-term bonds. (Bond yields and prices generally move in opposite directions.) From the onset of the reporting period, yields rose slightly along the maturity spectrum. This resulted mainly because market participants appeared to reverse expectations that the Federal Reserve Board (Fed) would lower the federal funds target rate as releases on economic growth remained generally positive. Such growth bolstered the Fed's willingness to keep the rate stable at 5.25%. The market was also digesting the impact of a weakening subprime mortgage market. However, a rather measured pullback in the municipal bond market was exacerbated toward the latter part of the reporting period by the effects of subprime loan defaults. Many major financial institutions tightened credit and reassessed risk from their direct and indirect exposure to subprime loans. Financial markets generally felt the impact of the lack of liquidity, higher risk premiums and uncertainty as to the magnitude of uncovered risk, and municipal bonds were not exempt.

August proved to be the most difficult month of the period and had a significant impact on municipal bond performance. The Lehman Brothers Municipal Bond Index declined 0.43% for the month. 1 Credit spreads along the credit spectrum increased in August as well, and as a result, high yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, lost 2.66% for the month. 2 The downturn resulted from a lack of demand from larger municipal market participants, both traditional and nontraditional firms, many of whom use leverage, hedging devices and credit driven securities in their strategies. With the lack of funding sources for leverage, negative effects of hedges, and widening credit spreads, demand from these investors dropped dramatically, and in some instances firms were forced to downsize their municipal bond holdings. Some dealer firms who generally

1. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.


                                                           Semiannual Report | 7
make markets in municipal bonds also limited purchases or downsized their municipal holdings as they assessed their firms' risk profiles, which further contributed to market illiquidity. Although the municipal bond market generally trends with the U.S. Treasury market, through this period of illiquidity and risk assessment, these markets diverged as many global investors moved investments to the relative safety of U.S. Treasuries or shorter-term bonds. For the six months ended August 31, 2007, the Lehman Brothers Municipal Bond Index had a -0.57% total return, and the Lehman Brothers U.S. Treasury Index returned +2.76%. 3 The Lehman Brothers Municipal Bond Index: Non-Investment Grade had a -1.83% return for the same period. 2

In this environment, many investors opted for shorter-term bonds and demanded greater yield for investing in longer-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short-term and longer-term yields). On August 31, 2007, two-year, 10-year and 30-year Treasury yields were 4.15%, 4.54% and 4.82%, respectively. Yields for the two-year and 10-year Treasury fell 50 and 2 basis points (100 basis points equal one percentage point), while the 30-year increased 14 basis points over the period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.59%, 3.96% and 4.62%, respectively. 4 Their yields rose 4, 29 and 65 basis points, respectively, during the reporting period. 4

3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the Lehman Brothers Municipal Bond Index. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

4. Source: Thomson Financial.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF AUGUST 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

Investment Strategy and
Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a relatively positive sloping municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

Franklin Alabama Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Alabama Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Alabama Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      65.4%
AA .......................................       4.1%
BBB ......................................       6.4%
Not Rated by S&P .........................      24.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S   INTERNAL
AAA or Aaa                                   23.2%       0.1%
BBB or Baa                                    0.4%        --
Below Investment Grade                        0.4%        --
-------------------------------------------------------------
Total                                        24.0%       0.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin Alabama Tax-Free Income Fund covers the period ended August 31, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 80.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Alabama Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                            ------------------------------------
MONTH                                            CLASS A               CLASS C
--------------------------------------------------------------------------------
March                                           3.87 cents            3.34 cents
--------------------------------------------------------------------------------
April                                           3.87 cents            3.34 cents
--------------------------------------------------------------------------------
May                                             3.87 cents            3.34 cents
--------------------------------------------------------------------------------
June                                            3.87 cents            3.36 cents
--------------------------------------------------------------------------------
July                                            3.87 cents            3.36 cents
--------------------------------------------------------------------------------
August                                          3.87 cents            3.36 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.51 on February 28, 2007, to $11.20 on August 31, 2007. The Fund's Class A shares paid dividends totaling 23.47 cents per share for the reporting period. 2 The Performance Summary beginning on page 14 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.97% based on an annualization of the current 3.87 cent per share dividend and the maximum offering price of $11.70 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Alabama personal income tax bracket of 38.25% would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

During the six months under review, Alabama's economy grew at a steady pace and although the state's unemployment rate rose modestly, it remained below the national average. The automotive industry and the professional and business services sector expanded in recent years, and the educational and health services sectors also added jobs. Alabama was protected somewhat from recent national real estate market weakness as it had less exposure to subprime mortgages and fewer foreclosures than many of its peers largely due

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 11
to historically stable home prices and a relatively healthy economy. Personal incomes, which historically have been below average, also improved.

Progressive economic development policies in the form of state tax credits and business incentives continued to fuel industrial growth in the state's durable goods sector. Recently, voters approved a measure to significantly increase the funding cap for its Capital Improvement Trust Fund from state oil and gas revenues for use in economic development projects. Recent grants included financing for German steel company ThyssenKrupp to build a new steel plant in southeastern Alabama and partnerships with Hyundai Motor Manufacturing Alabama and Goodyear Tire & Rubber.

Alabama's two main operating funds, the general fund and the education trust fund (ETF), have increased substantially in recent years, supported by strong revenue growth. Alabama ended fiscal year 2006 with a sizable surplus that allowed the state to replenish the ETF rainy day account, which was established by a 2001 constitutional amendment to make up for ETF revenue shortfalls. Although current-year revenues are in line with estimates, officials have conservatively predicted a budget shortfall for fiscal year 2007 due to increased expenditures and a drop in nonrecurring revenue sources, which had been the basis for the previous year's budget surplus. Despite reduced dependence on nonrecurring revenues, which was positive for the state's fiscal profile, escalating Medicaid, retirement and public safety costs pose challenges to the state's financial health.

Historically, Alabama has been an infrequent issuer of general obligation debt as it has relied on special tax revenue bonds issued through state agencies and departments to finance capital needs. In addition, general obligation debt can only be issued through constitutional amendments, which must be voter approved. In fiscal year 2006, its total tax-supported debt remained well below the national average at roughly $480 per capita and 1.5% of personal income compared with the national medians of $1,048 and 2.8% of personal income. 3 Alabama's AA credit rating and stable outlook, assigned by independent credit rating agency Standard & Poor's (S&P), was largely the result of the state's history of conservative fiscal management, its growing and increasingly diversified economic base, and S&P's expectations of continued economic growth. 4

3. Source: Standard & Poor's, "Alabama; General Obligation," RATINGSDIRECT, 7/17/07.

4.    This does not indicate S&P's rating of the Fund.


12 | Semiannual Report

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Alabama Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               26.0%
--------------------------------------------------------------------------------
General Obligation                                                        18.6%
--------------------------------------------------------------------------------
Utilities                                                                 18.4%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    14.0%
--------------------------------------------------------------------------------
Higher Education                                                           8.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       7.6%
--------------------------------------------------------------------------------
Tax-Supported                                                              5.5%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.8%
--------------------------------------------------------------------------------
Housing                                                                    0.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 13

Performance Summary as of 8/31/07

FRANKLIN ALABAMA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRALX)                                   CHANGE    8/31/07   2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.31    $11.20    $ 11.51
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                              $0.2347
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FALEX)                                   CHANGE    8/31/07   2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.31    $11.29    $ 11.60
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                              $0.2031
--------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR    5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.66%           +2.04%   +22.90%   +55.02%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.87%           -2.32%    +3.31%    +4.03%
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.46%    +3.15%    +4.05%
-----------------------------------------------------------------------------------------
   Distribution Rate 4                                3.97%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.43%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.49%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.65%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  0.71%
-----------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR    5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.93%           +1.47%   +19.59%   +46.78%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.90%           +0.49%    +3.64%    +3.91%
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            +1.27%    +3.47%    +3.94%
-----------------------------------------------------------------------------------------
   Distribution Rate 4                                3.56%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             5.77%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.10%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.02%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.26%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Alabama personal income tax rate of 38.25%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 15

Your Fund's Expense

FRANKLIN ALABAMA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07          VALUE 8/31/07         PERIOD* 3/1/07-8/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                          $1,000                $  993.40                   $3.56
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000                $1,021.57                   $3.61
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                          $1,000                $  990.70                   $6.30
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000                $1,018.80                   $6.39
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 17

Franklin Florida Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Florida Tax-Free Income Fund seeks as high a level of income exempt from federal income tax as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Florida Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      62.7%
AA .......................................       3.7%
A ........................................       7.9%
BBB ......................................       7.6%
Not Rated by S&P .........................      18.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S   FITCH   INTERNAL
AAA or Aaa                                    7.2%    0.3%       0.8%
AA or Aa                                      0.9%     --         --
A                                             4.7%    0.6%        --
BBB or Baa                                    1.0%    2.1%       0.5%
---------------------------------------------------------------------
Total                                        13.8%    3.0%       1.3%

--------------------------------------------------------------------------------

This semiannual report for Franklin Florida Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.94 on February 28, 2007, to $11.60 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 87.


18 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
                                           -------------------------------------
MONTH                                        CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
March                                      4.46 cents   3.91 cents   3.90 cents
--------------------------------------------------------------------------------
April                                      4.46 cents   3.91 cents   3.90 cents
--------------------------------------------------------------------------------
May                                        4.46 cents   3.91 cents   3.90 cents
--------------------------------------------------------------------------------
June                                       4.40 cents   3.87 cents   3.88 cents
--------------------------------------------------------------------------------
July                                       4.40 cents   3.87 cents   3.88 cents
--------------------------------------------------------------------------------
August                                     4.40 cents   3.87 cents   3.88 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 26.84 cents per share for the same period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.36% based on an annualization of the current 4.40 cent per share dividend and the maximum offering price of $12.11 on August 31, 2007. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.71% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Florida's economic growth moderated during the reporting period as the state's housing market downturn negatively impacted employment in construction, financial activities and manufacturing. However, the education, health, and

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Florida Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               28.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    13.5%
--------------------------------------------------------------------------------
Transportation                                                            12.5%
--------------------------------------------------------------------------------
Utilities                                                                 11.0%
--------------------------------------------------------------------------------
General Obligation                                                         8.2%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       8.0%
--------------------------------------------------------------------------------
Other Revenue                                                              5.8%
--------------------------------------------------------------------------------
Tax-Supported                                                              5.2%
--------------------------------------------------------------------------------
Housing                                                                    4.0%
--------------------------------------------------------------------------------
Higher Education                                                           2.7%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.3%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

professional and business services sectors continued to add jobs at a healthy pace. In fact, the state's population and employment growth outpaced the nation's. Florida's service-based economy has a strong and competitive position in the southeastern U.S. Compared to the nation, the state's average income levels and below-average unemployment in recent years supported its growing population. As of August 2007, the unemployment rate was 4.0%, which was lower than the 4.6% U.S. rate. 3

Strong economic performance over the past several years translated to surging revenue growth and consistent operating surpluses. However, lower sales tax revenues due to the housing market downturn and the prospect of unanticipated hurricane remediation costs presented budget challenges.

Although the state's debt ratios were above national medians, they remained moderate at period-end. Net tax-supported debt was 3.1% of personal income compared with the 2.4% national median. 4 Annual debt service costs remained below Florida's 6% target level. 5

Based on Florida's moderate debt burden and strong and conservative financial and budget management practices, independent credit rating agency Standard & Poor's assigned the state's general obligation bonds its highest rating of AAA with a stable outlook. 6

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "New Issue: Florida (State of)," 8/10/07.

5. Source: Standard & Poor's, "Research: Florida; Appropriations; General Obligation," RATINGSDIRECT, 8/13/07.

6. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A   (SYMBOL: FRFLX)                                 CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.34    $ 11.60     $11.94
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2684
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0099
---------------------------------------------------------------------------------------
      TOTAL                                  $0.2783
---------------------------------------------------------------------------------------
CLASS B   (SYMBOL: FRFBX)                                 CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.34    $ 11.68     $12.02
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2357
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0099
---------------------------------------------------------------------------------------
      TOTAL                                  $0.2456
---------------------------------------------------------------------------------------
CLASS C   (SYMBOL: FRFIX)                                 CHANGE    8/31/07    2/28/07
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.34    $ 11.75     $12.09
---------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.2358
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0099
---------------------------------------------------------------------------------------
      TOTAL                                  $0.2457
---------------------------------------------------------------------------------------


                                                          Semiannual Report | 21

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR    5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.43%           +2.32%   +23.20%        +63.01%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.67%           -2.06%    +3.35%         +4.55%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.55%    +3.11%         +4.60%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                4.36%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.71%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.70%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.69%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  0.61%
---------------------------------------------------------------------------------------------------
CLASS B                                     6-MONTH           1-YEAR    5-YEAR   INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.79%           +1.66%   +19.90%        +48.71%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.68%           -2.25%    +3.35%         +5.37%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.67%    +3.11%         +5.48%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                3.97%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.11%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.33%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.12%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.16%
---------------------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR    5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.78%           +1.73%   +19.87%        +54.44%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.75%           +0.75%    +3.69%         +4.44%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            +1.26%    +3.43%         +4.48%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                3.97%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.11%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.33%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.12%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.15%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


22 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 23

Your Fund's Expenses

FRANKLIN FLORIDA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                                VALUE 3/1/07         VALUE 8/31/07        PERIOD* 3/1/07-8/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  995.70                   $3.11
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,022.02                   $3.15
--------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  992.10                   $5.86
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,019.25                   $5.94
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  992.20                   $5.86
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,019.25                   $5.94
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; and C: 1.17%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 25

Franklin Georgia Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Georgia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Georgia Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      68.4%
AA .......................................      10.5%
A ........................................       2.6%
BBB ......................................       2.8%
Below Investment Grade ...................       1.5%
Not Rated by S&P .........................      14.2%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S
AAA or Aaa                                   12.2%
AA or Aa                                      1.3%
BBB or Baa                                    0.7%
---------------------------------------------------
Total                                        14.2%

--------------------------------------------------------------------------------

This semiannual report for Franklin Georgia Tax-Free Income Fund covers the period ended August 31, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 97.


26 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Georgia Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                --------------------------------
MONTH                                             CLASS A               CLASS C
--------------------------------------------------------------------------------
March                                           4.10 cents            3.55 cents
--------------------------------------------------------------------------------
April                                           4.10 cents            3.55 cents
--------------------------------------------------------------------------------
May                                             4.10 cents            3.55 cents
--------------------------------------------------------------------------------
June                                            4.10 cents            3.54 cents
--------------------------------------------------------------------------------
July                                            4.10 cents            3.54 cents
--------------------------------------------------------------------------------
August                                          4.10 cents            3.54 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.20 on February 28, 2007, to $11.82 on August 31, 2007. The Fund's Class A shares paid dividends totaling 24.84 cents per share for the reporting period. 2 The Performance Summary beginning on page 30 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.99% based on an annualization of the current 4.10 cent per share dividend and the maximum offering price of $12.34 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Georgia personal income tax bracket of 38.90% would need to earn a distribution rate of 6.53% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Georgia's diverse economy and growing population outpaced the nation's economy in recent years. The state continued to add jobs despite some slowing, and the unemployment rate was below the national average for much of the six months under review. Job growth was broad-based with nearly all sectors posting gains except manufacturing and information technology, which continued to shed jobs. Leisure and hospitality was the fastest growing employment sector, followed by education and health care. The construction sector

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 27
also posted gains despite housing market weakness as increased commercial development offset some residential losses. However, Georgia was among the top states in foreclosures and by period-end, fallout from the recent subprime mortgage crisis posed a threat to the state's economy. Personal income growth, a key measure of economic health, has lagged that of the nation in recent years and was attributed to the strong increase in its nonworking age population.

Georgia's fiscal year 2007 financial operations were generally sound as the state continued to replenish its reserves. Improved fund balances reflected strong revenue growth, which resulted in a large budgetary surplus prior to contributions to the state's midyear adjustment reserve for education. Despite better-than-expected income tax collections, sales tax revenue growth rates slowed due to a cooling housing market, rising gas prices and less disposable income. In addition, the state recently implemented an online sales tax filing system, which accelerated distributions to local governments. The state's adopted budget for fiscal year 2008 conservatively projected moderate revenue growth and increased spending for education, health care and public safety. The proposed budget also allowed the state flexibility to make midyear adjustments to compensate for potentially higher personal income tax collections or lower sales tax receipts.

Bound by the state constitution, Georgia's formal debt-management policy generally controls debt issuance volume and maintains a moderate debt burden. However, state net tax-supported debt per capita was approximately $916, which was higher than the national median of $787 and a significant jump from the previous year. 3 Given the state's solid job growth, healthy revenue, reestablishment of budget reserves, and strong financial monitoring and oversight, independent credit rating agency Standard & Poor's assigned Georgia's general obligation bonds its highest rating of AAA with a stable outlook. 4

3. Source: Moody's Investors Service, "New Issue: Georgia (State of)," 7/26/07.

4. This does not indicate Standard & Poor's rating of the Fund.


28 | Semiannual Report

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Georgia Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                27.5%
--------------------------------------------------------------------------------
Utilities                                                                  23.0%
--------------------------------------------------------------------------------
Higher Education                                                           18.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      9.4%
--------------------------------------------------------------------------------
General Obligation                                                          7.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        5.5%
--------------------------------------------------------------------------------
Other Revenue                                                               2.6%
--------------------------------------------------------------------------------
Housing                                                                     2.0%
--------------------------------------------------------------------------------
Transportation                                                              1.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.7%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.5%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 29

Performance Summary as of 8/31/07

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTGAX)                                CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.38      $11.82      $12.20
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2484
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FGAIX)                                CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.38      $11.93      $12.31
--------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2147
--------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH                 1-YEAR       5-YEAR      10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.08%                 +1.99%      +23.01%      +59.04%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -5.28%                 -2.37%       +3.33%       +4.29%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -1.69%       +3.17%       +4.34%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      3.99%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   6.53%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              3.48%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               5.70%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                        0.73%
--------------------------------------------------------------------------------------------------------
CLASS C                                        6-MONTH                 1-YEAR       5-YEAR      10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.35%                 +1.42%      +19.66%      +50.62%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -2.32%                 +0.44%       +3.66%       +4.18%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     +1.20%       +3.50%       +4.23%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      3.56%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   5.83%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              3.10%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               5.07%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                        1.28%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


30 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Georgia personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 31

Your Fund's Expenses

FRANKLIN GEORGIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


32 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  989.20              $3.61
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.58              $3.67
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  986.50              $6.41
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.75              $6.51
--------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.72% and C: 1.28%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 33

Franklin Kentucky Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Kentucky Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Kentucky Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA .......................  54.2%
AA ........................   7.7%
A .........................   4.8%
BBB .......................   8.0%
Below Investment Grade ....   1.3%
Not Rated by S&P ..........  24.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                    MOODY'S     FITCH
AAA or Aaa                   16.8%       --
AA or Aa                      4.0%       --
A                              --       0.9%
BBB or Baa                    2.3%       --
--------------------------------------------
Total                        23.1%      0.9%

--------------------------------------------------------------------------------

This semiannual report for Franklin Kentucky Tax-Free Income Fund covers the period ended August 31, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 102.


34 | Semiannual Report

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.44 on February 28, 2007, to $11.06 on August 31, 2007. The Fund's Class A shares paid dividends totaling 22.74 cents per share for the reporting period. 2 The Performance Summary beginning on page 37 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.90%. An investor in the 2007 maximum combined effective federal and Kentucky personal income tax bracket of 38.90% would need to earn a distribution rate of 6.38% from a taxable investment to match the Fund's Class A tax-free distribution rate.

COMMONWEALTH UPDATE

Kentucky's economy has diversified and grown over the past few years as it continues to transition from a manufacturing base to one that is service-based. Although the education, health care, and professional and business services sectors added jobs, Kentucky remained vulnerable to mixed manufacturing sector results. The commonwealth still trailed the nation in several key areas such as total employment, population, income and average wages. In August 2007, Kentucky's 5.6% unemployment rate was higher than the 4.6% national rate. 3

Kentucky's financial condition has improved in tandem with its economic recovery. The commonwealth ended fiscal year 2006 with a surplus that was largely attributed to spending reduction efforts, an improving economy and tax reform. In January 2007, consensus revenue estimates were revised upward, boosting anticipated general fund revenues for fiscal years 2007 and 2008 higher, mostly due to strong corporate income tax collections. Kentucky's budget reserve balances were also projected to improve. However, despite the commonwealth's positive financial performance, growing health care and retirement costs continued to challenge Kentucky's financial condition. The budget continued to show a structural imbalance, with recurring expenditures exceeding recurring revenues. In the past, Kentucky has relied on one-time revenue sources and reserves to address its budget gaps; however, the commonwealth was focused on building structural budgetary balance. The 2006-2008 biennial budget continues the implementation of a recently enacted tax modernization plan, which lowers various tax rates, including many corporate taxes, to stimulate further economic growth.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS*
Franklin Kentucky Tax-Free Income Fund
Class A

-------------------------------------------------------
MONTH                                DIVIDEND PER SHARE
-------------------------------------------------------
March                                        3.75 cents
-------------------------------------------------------
April                                        3.75 cents
-------------------------------------------------------
May                                          3.75 cents
-------------------------------------------------------
June                                         3.75 cents
-------------------------------------------------------
July                                         3.75 cents
-------------------------------------------------------
August                                       3.75 cents
-------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 35

PORTFOLIO BREAKDOWN
Franklin Kentucky Tax-Free Income Fund
8/31/07

-------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
-------------------------------------------------------------------------------
Utilities                                                                28.2%
-------------------------------------------------------------------------------
Subject to Government Appropriations                                     24.1%
-------------------------------------------------------------------------------
Prerefunded                                                              14.2%
-------------------------------------------------------------------------------
General Obligation                                                        9.4%
-------------------------------------------------------------------------------
Higher Education                                                          7.1%
-------------------------------------------------------------------------------
Hospital & Health Care                                                    4.8%
-------------------------------------------------------------------------------
Housing                                                                   4.7%
-------------------------------------------------------------------------------
Transportation                                                            2.8%
-------------------------------------------------------------------------------
Tax-Supported                                                             2.7%
-------------------------------------------------------------------------------
Other Revenue                                                             2.0%
-------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

Kentucky's debt burden was higher than the national average. The commonwealth's debt per capita was $1,204 compared with the 50-state median of $787. 4 Commonwealth debt levels were expected to remain high, as $2 billion of new debt was authorized for the current biennium for various projects. 4 Kentucky's long-term credit outlook is stable, supported by an ongoing trend of strong financial control. The outlook reflected the commonwealth's continued economic growth and strengthened financial condition. Independent credit rating agency Standard & Poor's expects these trends to continue, and assigned Kentucky an issuer credit rating of AA- with a stable outlook. 5 The rating and outlook reflected an ongoing trend of strong financial control, as well as recent economic growth and strengthened finances.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Standard & Poor's, "Research: State Review: Kentucky," RATINGSDIRECT, 5/21/07.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


36 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRKYX)                                          CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            -$0.38    $11.06    $11.44
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------------
Dividend Income                                        $0.2274
--------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH             1-YEAR    5-YEAR   10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                     -1.34%             +1.50%   +21.11%   +58.29%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                 -5.55%             -2.79%    +3.01%    +4.24%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                               -2.07%    +2.94%    +4.28%
--------------------------------------------------------------------------------------------
   Distribution Rate 5                                  3.90%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 6               6.38%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield 7                          3.61%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 6                           5.91%
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 8                    0.77%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 37

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the 3.75 cent per share current monthly dividend and the maximum offering price of $11.55 per share on 8/31/07.

6. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Kentucky personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

8. Figures are as stated in the Fund's prospectus current as of the date of this report.


38 | Semiannual Report

Your Fund's Expenses

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 39

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  986.60              $3.75
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.37              $3.81
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


40 | Semiannual Report

Franklin Louisiana Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Louisiana Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Louisiana Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                              % OF TOTAL
RATINGS                                                 LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                              78.5%
--------------------------------------------------------------------------------
AA                                                                0.2%
--------------------------------------------------------------------------------
BBB                                                               9.7%
--------------------------------------------------------------------------------
Below Investment Grade                                            1.7%
--------------------------------------------------------------------------------
Not Rated by S&P                                                  9.9%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S   INTERNAL
AAA or Aaa                        6.7%       0.6%
A                                 2.6%        --
-------------------------------------------------
Total                             9.3%       0.6%

--------------------------------------------------------------------------------

This semiannual report for Franklin Louisiana Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.61 on February 28, 2007, to $11.31 on August 31, 2007. The Fund's Class A shares paid dividends totaling 24.03 cents per share for the reporting

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 108.


                                                          Semiannual Report | 41

DIVIDEND DISTRIBUTIONS*
Franklin Louisiana Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                --------------------------------
MONTH                                            CLASS A                CLASS C
--------------------------------------------------------------------------------
March                                           3.99 cents            3.44 cents
--------------------------------------------------------------------------------
April                                           3.99 cents            3.44 cents
--------------------------------------------------------------------------------
May                                             3.99 cents            3.44 cents
--------------------------------------------------------------------------------
June                                            3.94 cents            3.39 cents
--------------------------------------------------------------------------------
July                                            3.94 cents            3.39 cents
--------------------------------------------------------------------------------
August                                          3.94 cents            3.39 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

period. 2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.00% based on an annualization of the current 3.94 cent per share dividend and the maximum offering price of $11.81 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Louisiana personal income tax bracket of 38.90% would need to earn a distribution rate of 6.55% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Recovery was the primary theme for Louisiana as the state continued to rebuild its economy in the wake of the 2005 hurricane disasters. Although

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


42 | Semiannual Report

New Orleans' population and infrastructure is recovering slowly, adjacent parishes experienced growth in population and economic activity at a significant rate. With its state government straining to deliver normal services, let alone drive the recovery of infrastructure and the basics of daily life in New Orleans, full economic recovery will likely take years. Among several measures enacted to provide relief, the federal government continued to deliver emergency and levee restoration services and created a funding program under the Gulf Opportunity Zone Act. The program's goal was to rebuild the hurricane-ravaged parts of the state. The state's unemployment rate was 3.8% in August 2007, which was below the 4.6% national rate as nearly every employment sector gained jobs. 3

Revenue performance benefited from the relief and rebuilding activity of individuals, businesses and all levels of government. Emergency assistance and rebuilding of critical infrastructure provided an inflow of capital, while reconstruction and refurnishing expenditures offered a further boost to revenue streams such as hotel, sales and fuel taxes. Liquidity remained strong, as the state's major non-general fund reserves exceeded $2 billion at the end of fiscal year 2006, aided by revenue collections that exceeded estimates by about $1 billion. 4 Rainy day operating reserve funds have also improved along with increasing general fund revenues.

The state's fiscal year 2007 budget reflected a 57% increase in federal funding, mainly hurricane-related monies for housing rehabilitation. 4 The federal government enacted several measures that led to private activity bonding authority, community development block grants, levee construction appropriations and disaster recovery aid. Without federal funding, Louisiana's budget was still somewhat structurally weak, which could be exacerbated by potential revenue declines and rising expenditures associated with relief, recovery and education outlays. Louisiana's net state tax supported debt rose substantially to $1,273 per capita as infrastructure projects and debt service assistance provisions for local governments triggered the issuance of additional general obligation (GO) debt in 2006. 4

Standard & Poor's, an independent credit rating agency, maintained its A rating with a stable outlook for Louisiana's GO bonds. 5 The rating and outlook reflected some improvement in addressing the state's ongoing challenges, including the pace and extent of economic recovery in New Orleans, the state's

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "State Review: Louisiana," RATINGSDIRECT, 8/28/06.

5. This does not indicate Standard & Poor's rating of the Fund.


                                                          Semiannual Report | 43

PORTFOLIO BREAKDOWN
Franklin Louisiana Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                14.9%
--------------------------------------------------------------------------------
Utilities                                                                  13.6%
--------------------------------------------------------------------------------
Higher Education                                                           13.2%
--------------------------------------------------------------------------------
Tax-Supported                                                              12.5%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      9.7%
--------------------------------------------------------------------------------
Other Revenue                                                               9.5%
--------------------------------------------------------------------------------
General Obligation                                                          9.0%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        7.6%
--------------------------------------------------------------------------------
Housing                                                                     5.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.8%
--------------------------------------------------------------------------------
Transportation                                                              1.9%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

major economic center. The effects of reduced economic activity in the Gulf Coast region on the state's finances were uncertain, and although revenue performance since the hurricanes significantly exceeded expectations, it was unclear whether economic activity would be sustained for years to come.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


44 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKLAX)                               CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$ 0.30   $ 11.31   $ 11.61
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                           $ 0.2403
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FLAIX)                               CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$ 0.31   $ 11.42   $ 11.73
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                           $ 0.2070
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                     6-MONTH            1-YEAR   5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.51%             +2.35%  +22.66%   +60.48%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.78%             -1.99%   +3.27%    +4.39%
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.47%   +3.09%    +4.39%
-----------------------------------------------------------------------------------------
   Distribution Rate 4                                 4.00%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              6.55%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.56%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          5.83%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                   0.73%
-----------------------------------------------------------------------------------------
CLASS C                                     6-MONTH            1-YEAR   5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.88%             +1.67%  +19.29%   +51.80%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.86%             +0.69%   +3.59%    +4.26%
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +1.29%   +3.44%    +4.28%
-----------------------------------------------------------------------------------------
   Distribution Rate 4                                 3.58%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              5.86%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.17%
-----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          5.19%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                   1.28%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 45

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Louisiana personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


46 | Semiannual Report

Your Fund's Expenses

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 47

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07          VALUE 8/31/07         PERIOD* 3/1/07-8/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000              $   994.90                   $ 3.56
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000              $ 1,021.57                   $ 3.61
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000              $   991.20                   $ 6.31
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000              $ 1,018.80                   $ 6.39
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


48 | Semiannual Report

Franklin Maryland Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Maryland Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Maryland state and local personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Maryland Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................       56.8%
AA .......................................       14.0%
A ........................................        8.2%
BBB ......................................        4.8%
Not Rated by S&P .........................       16.2%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S   INTERNAL
AAA or Aaa                        3.0%        --
AA or Aa                          3.0%        --
A                                 1.1%        --
BBB or Baa                        7.9%       1.2%
-------------------------------------------------
Total                            15.0%       1.2%

--------------------------------------------------------------------------------

This semiannual report for Franklin Maryland Tax-Free Income Fund covers the period ended August 31, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 114.


                                                          Semiannual Report | 49

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS*
Franklin Maryland Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                --------------------------------
MONTH                                             CLASS A               CLASS C
--------------------------------------------------------------------------------
March                                           4.06 cents            3.49 cents
--------------------------------------------------------------------------------
April                                           4.06 cents            3.49 cents
--------------------------------------------------------------------------------
May                                             4.06 cents            3.49 cents
--------------------------------------------------------------------------------
June                                            4.01 cents            3.47 cents
--------------------------------------------------------------------------------
July                                            4.01 cents            3.47 cents
--------------------------------------------------------------------------------
August                                          4.01 cents            3.47 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.84 on February 28, 2007, to $11.41 on August 31, 2007. The Fund's Class A shares paid dividends totaling 24.45 cents per share for the reporting period. 2 The Performance Summary beginning on page 53 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.04% based on an annualization of the current 4.01 cent per share dividend and the maximum offering price of $11.92 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Maryland state and local personal income tax bracket of 40.17% would need to earn a distribution rate of 6.75% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


50 | Semiannual Report

STATE UPDATE

Maryland's diverse economy performed well and continued to outpace the nation's. Strong growth was largely supported by strength in the services, trade and government sectors. A mature infrastructure and well-educated labor force also contributed to the state's overall economic health. State annual personal income growth rates exceeded national levels as Maryland remained among the nation's wealthiest states. Job growth was robust and the state's 3.7% unemployment rate in August 2007 remained below the 4.6% national rate. 3 Historically, a relatively tight labor market has fostered steady migration to the state, which has led to strong demand for housing. However, in line with the national real estate market downturn, the state's inventory of homes for sale jumped sharply from the previous year's levels and median home price appreciation decelerated significantly.

Strong economic and revenue growth resulted in consecutive general fund operating surpluses in fiscal years 2005 and 2006. Consequently, reserves grew and the state ended fiscal year 2006 with a large general fund unreserved balance. However, slower-than-expected revenue growth prompted the state to lower its projections at the end of 2006 and again in March 2007 due to an unforeseen drop in corporate income tax revenues. In addition, sales tax receipts rose modestly, largely due to a slowdown in the construction sector.

Maryland has long been one of the more heavily indebted states. Despite some easing in recent years, state debt ratios were above the national average at approximately $1,152 per capita and 2.6% of personal income. 4 The state's debt-affordability policy limits issuance and has a current cap limiting debt to within 3.2% of personal income and debt service to within 8% of revenues. 4 Independent credit rating agency Standard & Poor's assigned Maryland's general obligation bonds its highest credit rating of AAA with a stable outlook. 5 The rating reflected the state's strong liquidity and sound financial operations enhanced by a clearly defined debt-affordability model.

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Maryland; General Obligation," RATINGSDIRECT, 7/30/07.

5. This does not indicate Standard & Poor's rating of the Fund.


                                                          Semiannual Report | 51

PORTFOLIO BREAKDOWN
Franklin Maryland Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                25.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     23.4%
--------------------------------------------------------------------------------
Higher Education                                                           16.4%
--------------------------------------------------------------------------------
Transportation                                                             10.9%
--------------------------------------------------------------------------------
Utilities                                                                   6.9%
--------------------------------------------------------------------------------
Other Revenue                                                               6.7%
--------------------------------------------------------------------------------
General Obligation                                                          4.6%
--------------------------------------------------------------------------------
Housing                                                                     2.7%
--------------------------------------------------------------------------------
subject to Government Appropriations                                        2.0%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.0%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


52 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FMDTX)                                             CHANGE          8/31/07           2/28/07
--------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                              -$0.43            $11.41            $11.84
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------------------------------
Dividend Income                               $0.2445
--------------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FMDIX)                                            CHANGE           8/31/07           2/28/07
--------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                              -$0.44            $11.55            $11.99
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------------------------------------
Dividend Income                               $0.2110
--------------------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH              1-YEAR           5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -1.58%               +1.50%           +21.35%          +60.18%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -5.80%               -2.81%            +3.05%           +4.37%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                 -1.87%            +2.98%           +4.42%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.04%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.75%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.68%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            6.15%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.68%
-------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH              1-YEAR           5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     -1.92%               +0.93%           +18.00%          +51.67%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -2.89%               -0.05%            +3.37%           +4.25%
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                 +0.97%            +3.32%           +4.31%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.62%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.05%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.31%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.53%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.23%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 53

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Maryland state and local personal income tax rate of 40.17%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


54 | Semiannual Report

Your Fund's Expenses

FRANKLIN MARYLAND TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 55

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                                VALUE 3/1/07         VALUE 8/31/07        PERIOD* 3/1/07-8/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  984.20                   $3.39
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.72                   $3.46
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  980.80                   $6.12
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.95                   $6.24
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


56 | Semiannual Report

Franklin Missouri Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Missouri Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Missouri Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                                47.8%
--------------------------------------------------------------------------------
AA                                                                 16.5%
--------------------------------------------------------------------------------
A                                                                   7.0%
--------------------------------------------------------------------------------
BBB                                                                13.0%
--------------------------------------------------------------------------------
Below Investment Grade                                              0.6%
--------------------------------------------------------------------------------
Not Rated by S&P                                                   15.1%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                  MOODY'S        FITCH        INTERNAL
AAA or Aaa                  8.2%          --             0.8%
A                            --          2.6%             --
BBB or Baa                  1.0%         1.2%            1.3%
-------------------------------------------------------------
Total                       9.2%         3.8%            2.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin Missouri Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.37 on February 28, 2007, to $11.95 on August 31, 2007. The Fund's Class A shares paid dividends totaling 25.85 cents per share for the same

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 120.


                                                          Semiannual Report | 57

DIVIDEND DISTRIBUTIONS*
Franklin Missouri Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                --------------------------------
MONTH                                            CLASS A                CLASS C
--------------------------------------------------------------------------------
March                                           4.28 cents            3.70 cents
--------------------------------------------------------------------------------
April                                           4.28 cents            3.70 cents
--------------------------------------------------------------------------------
May                                             4.28 cents            3.70 cents
--------------------------------------------------------------------------------
June                                            4.25 cents            3.67 cents
--------------------------------------------------------------------------------
July                                            4.25 cents            3.67 cents
--------------------------------------------------------------------------------
August                                          4.25 cents            3.67 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

period. 2 The Performance Summary beginning on page 60 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.09% based on an annualization of the current 4.25 cent per share dividend and the maximum offering price of $12.48 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Missouri personal income tax bracket of 38.90% would need to earn a distribution rate of 6.69% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Missouri's diverse economy derives much of its strength from its location at the nation's geographic center. Services is Missouri's largest employment sector,

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


58 | Semiannual Report
and overall, the state gained 22,400 jobs in calendar year 2006. 3 Trade and manufacturing are also major employment sectors; however, the state experienced slowdowns in residential construction and automobile manufacturing in late 2006. Missouri's unemployment rate for August 2007 was 5.3% compared with the 4.6% U.S. rate. 4

State revenue collections continued to grow in fiscal year 2007 but at a slower pace compared with fiscal year 2006. Through the first six months of fiscal year 2007, net general revenue collections increased 4.4%. 3 Individual income tax receipts improved due to solid personal income growth; however, sales and corporate tax collections slowed. Missouri's fiscal year 2008 budget proposal preserves more than $200 million of general revenues to fund Governor Matt Blunt's key priorities such as children's education and health care. 3

Missouri is constitutionally prohibited from issuing general obligation bonds without the electorate's approval except for refunding bonds and emergency issues up to $1 million. Thus, the state's debt burden is much lower than the national average. Independent credit rating agency Standard & Poor's retained the state's AAA general obligation bond rating with a stable outlook. 5 The rating and outlook reflect Missouri's strong and diverse economic base, excellent financial management, high reserve levels and low debt burden.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

3. Source: www.mo.gov, "The Missouri Budget: Fiscal Year 2008 Budget Summary," 8/28/07.

4. Source: Bureau of Labor Statistics.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Missouri Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                26.4%
--------------------------------------------------------------------------------
Higher Education                                                           15.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     14.4%
--------------------------------------------------------------------------------
Utilities                                                                  12.3%
--------------------------------------------------------------------------------
General Obligation                                                          7.7%
--------------------------------------------------------------------------------
Other Revenue                                                               6.8%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        5.3%
--------------------------------------------------------------------------------
Transportation                                                              2.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.5%
--------------------------------------------------------------------------------
Housing                                                                     1.3%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 59

Performance Summary as of 8/31/07

FRANKLIN MISSOURI TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRMOX)                          CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.42      $11.95      $12.37
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2585
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FMOIX)                          CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.42      $12.03      $12.45
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2234
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH            1-YEAR     5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.32%            +1.74%    +22.55%    +61.63%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -5.52%            -2.56%     +3.25%     +4.46%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                -1.74%     +3.12%     +4.49%
----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.09%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.69%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.66%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.99%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.66%
----------------------------------------------------------------------------------------------------
CLASS C                                        6-MONTH            1-YEAR     5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.59%            +1.24%    +19.28%    +53.10%
----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -2.56%            +0.27%     +3.59%     +4.35%
----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                +1.01%     +3.44%     +4.37%
----------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.69%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.04%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.28%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.37%
----------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.21%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


60 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Missouri personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 61

Your Fund's Expenses

FRANKLIN MISSOURI TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


62 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 3/1/07           VALUE 8/31/07        PERIOD* 3/1/07-8/31/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  986.80                   $3.20
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.92                   $3.25
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $  984.10                   $5.93
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.15                   $6.04
---------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64% and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 63

Franklin North Carolina Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin North Carolina Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin North Carolina Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      67.0%
AA .......................................      12.1%
A ........................................       1.0%
BBB ......................................      11.1%
Not Rated by S&P .........................       8.8%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                          MOODY'S     INTERNAL
AAA or Aaa                          5.8%          --
AA or Aa                            1.0%          --
A                                   0.7%          --
BBB or Baa                          1.0%         0.1%
Below Investment Grade              0.2%          --
------------------------------------------------------
Total                               8.7%         0.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin North Carolina Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.38 on February 28, 2007, to $11.96 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 128.


64 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin North Carolina Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                                                        -----------------------
MONTH                                                     CLASS A      CLASS C
--------------------------------------------------------------------------------
March                                                   4.19 cents   3.64 cents
--------------------------------------------------------------------------------
April                                                   4.19 cents   3.61 cents
--------------------------------------------------------------------------------
May                                                     4.19 cents   3.61 cents
--------------------------------------------------------------------------------
June                                                    4.13 cents   3.56 cents
--------------------------------------------------------------------------------
July                                                    4.13 cents   3.56 cents
--------------------------------------------------------------------------------
August                                                  4.13 cents   3.56 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 25.21 cents per share for the same period. 2 The Performance Summary beginning on page 67 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.97% based on an annualization of the current 4.13 cent per share dividend and the maximum offering price of $12.49 on August 31, 2007. An investor in the 2007 maximum combined effective federal and North Carolina personal income tax bracket of 40.20% would need to earn a distribution rate of 6.64% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

North Carolina's diversified economy expanded at a healthy pace that exceeded national rates. Professional and business services as well as health

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 65

PORTFOLIO BREAKDOWN
Franklin North Carolina Tax-Free
Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Hospital & Health Care                                                     19.2%
--------------------------------------------------------------------------------
Prerefunded                                                                18.5%
--------------------------------------------------------------------------------
Utilities                                                                  17.1%
--------------------------------------------------------------------------------
Transportation                                                             12.9%
--------------------------------------------------------------------------------
Higher Education                                                           12.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       10.0%
--------------------------------------------------------------------------------
General Obligation                                                          3.6%
--------------------------------------------------------------------------------
Other Revenue                                                               1.9%
--------------------------------------------------------------------------------
Housing                                                                     1.5%
--------------------------------------------------------------------------------
Corporate-Backed                                                            1.2%
--------------------------------------------------------------------------------
Tax-Supported                                                               1.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

and education services showed healthy growth over the past two years while losses in the manufacturing sector leveled off. The state's unemployment rate was 4.8% in August 2007 compared with the 4.6% national rate. 3

An improving economy, conservative budgeting and tight expenditure controls contributed to the state's strong financial performance. The state's reserve levels rose and the general fund balance was positive.

While historically moderate, North Carolina's net tax-supported debt increased significantly in recent years partly due to large issuances for higher education capital projects. Despite this sizable increase, the state's debt burden, at $796 per capita and 2.5% of personal income, remained moderate compared with those of other states. 4

Independent credit rating agency Standard & Poor's assigned North Carolina its highest AAA rating with a stable outlook. 5 Another independent rating agency, Moody's Investors Service, also assigned the state its highest rating of Aaa with a stable outlook. 6 The ratings reflect North Carolina's recent economic gains, strong financial performance, replenishment of depleted reserves, effective fiscal management and healthy financial outlook.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Summary: North Carolina; General Obligation," RATINGSDIRECT, 4/16/07.

5. This does not indicate Standard & Poor's rating of the Fund.

6. This does not indicate Moody's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


66 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FXNCX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.42   $ 11.96   $ 12.38
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $ 0.2521
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNCIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.43   $ 12.08   $ 12.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $ 0.2175
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------
CLASS A                                      6-MONTH          1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.37%           +1.58%   +22.64%  +61.48%
----------------------------------------------------------------------------------------
Average Annual Total Return 2                -5.56%           -2.70%    +3.26%   +4.45%
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.97%    +3.10%   +4.50%
----------------------------------------------------------------------------------------
   Distribution Rate 4                                 3.97%
----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              6.64%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.63%
----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          6.07%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                   0.66%
----------------------------------------------------------------------------------------
CLASS C                                      6-MONTH          1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.71%           +0.92%   +19.25%  +52.96%
----------------------------------------------------------------------------------------
Average Annual Total Return 2                -2.68%           -0.05%    +3.58%   +4.34%
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            +0.92%    +3.42%   +4.39%
----------------------------------------------------------------------------------------
   Distribution Rate 4                                 3.55%
----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              5.94%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.26%
----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          5.45%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                   1.21%
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 67

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and North Carolina personal income tax rate of 40.20%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


68 | Semiannual Report

Your Fund's Expenses

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 69

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                          VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
----------------------------------------------------------------------------------------------------------
Actual                                             $ 1,000          $   986.30             $ 3.25
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000          $ 1,021.93             $ 3.31
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                             $ 1,000          $   982.90             $ 6.00
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000          $ 1,019.16             $ 6.11
----------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65% and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


70 | Semiannual Report

Franklin Virginia Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Virginia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investing while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Virginia Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA .............................     60.4%
AA ..............................     18.7%
A ...............................      2.7%
BBB .............................      8.0%
Not Rated by S&P ................     10.2%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                  MOODY'S   FITCH
AAA or Aaa                  2.4%      --
AA or Aa                    0.9%      --
A                           3.2%      --
BBB or Baa                  2.1%     0.3%
Below Investment Grade      1.3%      --
-----------------------------------------
Total                       9.9%     0.3%

--------------------------------------------------------------------------------

This semiannual report for Franklin Virginia Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.85 on February 28, 2007, to $11.53 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 136.


                                                          Semiannual Report | 71

DIVIDEND DISTRIBUTIONS*
Franklin Virginia Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                        -----------------------
MONTH                                                     CLASS A      CLASS C
--------------------------------------------------------------------------------
March                                                   4.17 cents   3.62 cents
--------------------------------------------------------------------------------
April                                                   4.17 cents   3.62 cents
--------------------------------------------------------------------------------
May                                                     4.17 cents   3.62 cents
--------------------------------------------------------------------------------
June                                                    4.06 cents   3.51 cents
--------------------------------------------------------------------------------
July                                                    4.06 cents   3.51 cents
--------------------------------------------------------------------------------
August                                                  4.06 cents   3.51 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 24.92 cents per share for the same period. 2 The Performance Summary beginning on page 74 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.05% based on an annualization of the current 4.06 cent per share dividend and the maximum offering price of $12.04 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Virginia personal income tax bracket of 38.74% would need to earn a distribution rate of 6.61% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

COMMONWEALTH UPDATE

Virginia's strong and diverse economy grew at a faster pace than the national average. The commonwealth outperformed in terms of income and job growth. Employment gains came from construction, education and health services. Defense and other federal spending also supported economic growth. Income

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


72 | Semiannual Report
levels were above average with median household effective buying income and per capita personal income each at about 110% of the national average. 3 Unemployment fell and Virginia's unemployment rate of 3.1% in August 2007 was well below the 4.6% national rate. 4

The commonwealth's financial position improved due to its growing economy, a half-cent sales tax increase and conservative budgeting. General fund revenue collections were strong in fiscal year 2006, increasing 9.8% compared with the previous year, led by growth in corporate income taxes. 3 Additionally, Virginia's three consecutive years of solid revenue growth allowed it to quadruple its revenue stabilization reserve fund, to its highest level ever. Through April 2007, fiscal year 2007 general fund revenues were up 3.6% compared with the same period during the previous year, but below the 6.5% forecasted. 5

A debt affordability model controls the commonwealth's growing debt burden. However, Virginia's debt burden remained manageable and debt ratios were low, with overall net debt per capita at $832 and about 2.5% of personal income. 3 Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Virginia their highest ratings of AAA and Aaa with stable outlooks. 6 These ratings reflected the commonwealth's solid and broad-based economy, strong financial operations, proactive and conservative fiscal practices, and manageable debt burden.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

3. Source: Standard & Poors, "Virginia; General Obligation," RATINGSDIRECT, 6/5/07.

4. Source: Bureau of Labor Statistics.

5. Source: Moody's Investors Service, "New Issue: Virginia (Commonwealth of)," 6/4/07.

6. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Virginia Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               26.9%
--------------------------------------------------------------------------------
Utilities                                                                 16.2%
--------------------------------------------------------------------------------
Other Revenue                                                             12.3%
--------------------------------------------------------------------------------
Transportation                                                             9.1%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     9.0%
--------------------------------------------------------------------------------
General Obligation                                                         8.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       5.8%
--------------------------------------------------------------------------------
Housing                                                                    3.7%
--------------------------------------------------------------------------------
Higher Education                                                           3.6%
--------------------------------------------------------------------------------
Tax-Supported                                                              2.5%
--------------------------------------------------------------------------------
Corporate-Backed                                                           2.5%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 73

Performance Summary as of 8/31/07

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRVAX)                          CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.32      $11.53      $11.85
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2492
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FVAIX)                          CHANGE     8/31/07     2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.32      $11.65      $11.97
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2159
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH               1-YEAR      5-YEAR     10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -0.60%               +2.11%     +23.37%     +59.44%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -4.86%               -2.21%      +3.38%      +4.32%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                  -1.62%      +3.24%      +4.33%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   4.05%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                6.61%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.54%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.78%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     0.66%
---------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH               1-YEAR      5-YEAR     10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -0.87%               +1.53%     +20.09%     +50.97%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -1.85%               +0.55%      +3.73%      +4.21%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                  +1.22%      +3.58%      +4.23%
---------------------------------------------------------------------------------------------------
   Distribution Rate 4                                   3.64%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                5.94%
---------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                           3.16%
---------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                            5.16%
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                     1.20%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


74 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Virginia personal income tax rate of 38.74%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 75

Your Fund's Expenses

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


76 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                                VALUE 3/1/07         VALUE 8/31/07         PERIOD* 3/1/07-8/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $  994.00                    $3.31
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,021.82                    $3.35
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $  991.30                    $6.06
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,019.05                    $6.14
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66% and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 77

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN ALABAMA TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)          2007        2006        2005        2004 f       2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............    $      11.51      $   11.49   $   11.61   $   11.76   $   11.50    $   11.22
                                                      -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................            0.23           0.48        0.50        0.51        0.52         0.54
   Net realized and unrealized gains (losses) ....           (0.31)          0.02       (0.12)      (0.16)       0.26         0.28
                                                      -----------------------------------------------------------------------------
Total from investment operations .................           (0.08)          0.50        0.38        0.35        0.78         0.82
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income ....           (0.23)         (0.48)      (0.50)      (0.50)      (0.52)       (0.54)
                                                      -----------------------------------------------------------------------------
Redemption fees ..................................              -- e           -- e        -- e        --          --           --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $      11.20      $   11.51   $   11.49   $   11.61   $   11.76    $   11.50
                                                      =============================================================================

Total return c ...................................           (0.66)%         4.50%       3.34%       3.12%       6.92%        7.55%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................            0.71%          0.71%       0.72%       0.72%       0.72%        0.73%
Net investment income ............................            4.09%          4.23%       4.31%       4.39%       4.47%        4.81%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $    237,328      $ 244,272   $ 237,848   $ 225,258   $ 236,225    $ 228,746
Portfolio turnover rate ..........................            9.80%         16.04%      12.86%       8.53%      12.53%       17.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


78 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN ALABAMA TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                   YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)          2007        2006        2005        2004 f       2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............    $       11.60     $   11.58   $   11.70   $   11.84   $   11.58    $   11.29
                                                      -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................             0.20          0.42        0.44        0.45        0.45         0.49
   Net realized and unrealized gains (losses) ....            (0.31)         0.02       (0.12)      (0.15)       0.26         0.28
                                                      -----------------------------------------------------------------------------
Total from investment operations .................            (0.11)         0.44        0.32        0.30        0.71         0.77
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income ....            (0.20)        (0.42)      (0.44)      (0.44)      (0.45)       (0.48)
                                                      -----------------------------------------------------------------------------
Redemption fees ..................................               -- e          -- e        -- e        --          --           --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $       11.29     $   11.60   $   11.58   $   11.70   $   11.84    $   11.58
                                                      =============================================================================

Total return c ...................................            (0.93)%        3.89%       2.75%       2.63%       6.25%        7.01%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................             1.26%         1.26%       1.27%       1.27%       1.29%        1.26%
Net investment income ............................             3.54%         3.68%       3.76%       3.84%       3.90%        4.28%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $      38,414     $  38,094   $  35,638   $  31,702   $  30,504    $  25,258
Portfolio turnover rate ..........................             9.80%        16.04%      12.86%       8.53%      12.53%       17.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 79

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  ALABAMA 89.6%
  Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
    9/01/24 ....................................................................................  $      2,500,000   $   2,624,125
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/24 ..............................................................         1,755,000       1,824,638
  Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ......................           555,000         557,486
  Alabama State Docks Department Docks Facilities Revenue, MBIA Insured, Pre-Refunded,
    5.50%, 10/01/22 ............................................................................         1,000,000       1,038,490
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.00%, 8/15/23 ..............................................................         4,435,000       4,540,908
  Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ..............................         3,470,000       3,654,673
  Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 .......................................         2,055,000       2,091,764
  Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 ................................................         2,560,000       2,563,354
  Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 ............................................         1,500,000       1,523,280
  Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 .........................         2,000,000       2,021,500
  Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ..................         2,000,000       2,029,000
  Baldwin County Eastern Shore Health Care Authority Hospital Revenue, Pre-Refunded,
    5.75%, 4/01/27 .............................................................................         1,000,000       1,030,770
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ..............................................         1,990,000       2,014,417
  Birmingham GO, Capital Improvement, Series B, AMBAC Insured, Pre-Refunded,
    5.00%, 12/01/32 ............................................................................         5,000,000       5,301,800
  Birmingham Southern College Private Educational Building Authority Tuition Revenue,
    Refunding, 5.35%, 12/01/19 .................................................................         1,000,000       1,001,690
  Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%, 7/01/37 ..         9,025,000       9,150,267
  Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 ........         4,290,000       4,368,636
  Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded,
    5.875%, 12/01/23 ...........................................................................         4,000,000       4,261,400
  Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 ............................         2,145,000       2,181,594
  Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ........         2,000,000       2,141,240
  DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 ....................         7,000,000       6,829,760
  Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
      9/01/24 ..................................................................................         4,235,000       4,338,376
      9/01/28 ..................................................................................         2,000,000       2,036,220
      9/01/33 ..................................................................................         2,500,000       2,532,225
  Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 .................................         1,500,000       1,526,235
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
    5.45%, 9/01/14 .............................................................................         2,000,000       2,052,220
  Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 .................................         1,415,000       1,456,827
  Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 ....................................         2,500,000       2,578,200
  Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ..........................         2,000,000       2,049,680
  Gulf Shores GO, wts., AMBAC Insured, 6.00%, 9/01/21 ..........................................           770,000         778,285
  Houston County Health Care Authority Revenue,
      AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 ............................................         1,000,000       1,057,800
      AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 .............................................         3,150,000       3,339,851
      Series A, AMBAC Insured, 5.25%, 10/01/30 .................................................         5,000,000       5,156,300
  Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ...................         1,000,000       1,023,710


80 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
      5.00%, 6/01/24 ...........................................................................  $      1,100,000   $   1,128,303
      Pre-Refunded, 5.40%, 6/01/22 .............................................................         4,000,000       4,353,920
      Pre-Refunded, 5.50%, 6/01/27 .............................................................         3,820,000       4,174,305
  Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center,
    MBIA Insured, 5.00%,
      10/01/25 .................................................................................         5,000,000       5,118,050
      10/01/29 .................................................................................         4,000,000       4,066,840
  Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 ........         3,000,000       3,070,890
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ............         2,000,000       2,043,320
  Jefferson County Sewer Revenue,
      Capital Improvement wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ..........         6,000,000       6,195,720
      wts., ETM, 7.50%, 9/01/13 ................................................................           200,000         215,970
      wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ...............................         3,000,000       3,170,640
  Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
    Series A, MBIA Insured,
      5.625%, 7/01/21 ..........................................................................         3,000,000       3,184,020
      5.375%, 7/01/29 ..........................................................................         3,095,000       3,176,213
      Pre-Refunded, 5.375%, 7/01/29 ............................................................         1,905,000       1,977,752
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
      12/01/29 .................................................................................         1,540,000       1,566,365
      12/01/31 .................................................................................         3,910,000       3,955,317
  Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
    AMBAC Insured, 5.00%, 9/01/34 ..............................................................         2,000,000       2,028,240
  Madison GO, wts.,
      AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 ..............................................         2,410,000       2,557,323
      Refunding, XLCA Insured, 4.75%, 12/01/36 .................................................         2,455,000       2,332,127
  Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
    XLCA Insured, 4.75%, 12/01/31 ..............................................................         8,485,000       8,211,444
  Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33 ...........         3,000,000       2,871,840
  Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 .............         2,170,000       2,223,686
  Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
      5.10%, 3/01/22 ...........................................................................         2,265,000       2,367,899
      5.125%, 3/01/31 ..........................................................................         8,230,000       8,610,555
  Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 ........................................         1,975,000       2,010,333
  Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 .......................         1,935,000       1,990,670
  Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ...........................         2,150,000       2,294,867
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 ...............................         5,000,000       5,082,100
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
      5/15/30 ..................................................................................         1,500,000       1,522,860
      5/15/35 ..................................................................................         2,000,000       2,016,380
  Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ..........................         4,275,000       4,513,844
  Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ...........................................         2,610,000       2,670,865
  St. Clair County Board of Education wts., Tax Anticipation wts.,
    Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ...........................................         1,530,000       1,584,422
    Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 ........................................         3,285,000       3,413,312


                                                          Semiannual Report | 81

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS(CONTINUED)
  MUNICIPAL BONDS(CONTINUED)
  ALABAMA(CONTINUED)
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ..............................  $      1,700,000   $   1,810,109
  Tallassee GO, Water Gas and Sewer wts., AMBAC Insured, Pre-Refunded, 5.25%, 5/01/31 ..........         1,135,000       1,171,286
  Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC
    Project, Series A, CIFG Insured, 5.00%, 9/01/32 ............................................         5,000,000       5,039,600
  Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 .....................         2,215,000       2,292,104
  Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 .................................         4,740,000       4,793,183
  University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 9/01/41 .............................................................................        10,000,000       9,999,900
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ................         1,000,000       1,015,520
  University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ..................         1,940,000       2,062,084
  University of North Alabama Revenue,
      General Fee, Series A, FSA Insured, 5.375%, 11/01/17 .....................................         4,395,000       4,536,783
      Student Housing, FGIC Insured, 5.00%, 11/01/29 ...........................................         2,995,000       3,045,556
  Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
    Series A, 5.65%, 11/01/22 ..................................................................         3,465,000       3,471,653
  Warrior River Water Authority Water Revenue, FSA Insured,
      5.40%, 8/01/29 ...........................................................................         4,250,000       4,401,853
      5.50%, 8/01/34 ...........................................................................         4,735,000       4,912,562
                                                                                                                     --------------
                                                                                                                       246,929,306
                                                                                                                     --------------
  U.S. TERRITORIES 8.9%
  PUERTO RICO 7.4%
  Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ................................................         1,495,000       1,582,278
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...............................................         1,885,000       1,986,696
      Refunding, FSA Insured, 5.25%, 7/01/27 ...................................................         1,005,000       1,035,753
      Refunding, FSA Insured, 5.125%, 7/01/30 ..................................................         1,115,000       1,141,504
      Series A, 5.125%, 7/01/31 ................................................................         3,550,000       3,576,057
      Series A, Pre-Refunded, 5.125%, 7/01/31 ..................................................         1,450,000       1,525,588
  Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, Pre-Refunded,
    5.125%, 7/01/26 ............................................................................         5,000,000       5,372,050
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.25%, 7/01/27 ......................................................           760,000         775,823
      Refunding, Series G, 5.00%, 7/01/26 ......................................................         1,000,000       1,010,600
      Series D, Pre-Refunded, 5.25%, 7/01/27 ...................................................         2,305,000       2,459,251
                                                                                                                     --------------
                                                                                                                        20,465,600
                                                                                                                     --------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/13 .................................................................................         1,700,000       1,742,024
      10/01/22 .................................................................................         2,300,000       2,335,028
                                                                                                                     --------------
                                                                                                                         4,077,052
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES .......................................................................                        24,542,652
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $265,363,744) ..............................................                       271,471,958
                                                                                                                     --------------


82 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  ALABAMA 0.5%
a Jefferson County Sewer Revenue, wts., Refunding,
      Series B-2, XLCA Insured, Weekly VRDN and Put, 3.97%, 2/01/42 ............................  $      1,170,000   $   1,170,000
      Sub Series B-5, XLCA Insured, Weekly VRDN and Put, 3.97%, 2/01/42 ........................           300,000         300,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,470,000) ...............................................                         1,470,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $266,833,744) 99.0% ..................................................                       272,941,958
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                         2,800,123
                                                                                                                     --------------
  NET ASSETS 100.0% ............................................................................                     $ 275,742,081
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 83

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FLORIDA TAX-FREE INCOME FUND

                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              AUGUST 31, 2007                          YEAR ENDED FEBRUARY 28,
CLASS A                                         (UNAUDITED)          2007           2006           2005          2004 f        2003
                                             ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ......  $       11.94     $    11.93    $     12.00    $     12.17    $    11.97    $    11.71
                                             ---------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ................           0.27           0.53           0.54           0.55          0.56          0.57
   Net realized and unrealized gains
     (losses) .............................          (0.33)          0.02          (0.06)         (0.17)         0.20          0.26
                                             ---------------------------------------------------------------------------------------
Total from investment operations ..........          (0.06)          0.55           0.48           0.38          0.76          0.83
                                             ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..................          (0.27)         (0.54)         (0.55)         (0.55)        (0.56)        (0.57)
   Net realized gains .....................          (0.01)            --             --             --            --            --
                                             ---------------------------------------------------------------------------------------
Total distributions .......................          (0.28)         (0.54)         (0.55)         (0.55)        (0.56)        (0.57)
                                             ---------------------------------------------------------------------------------------
Redemption fees ...........................             -- e           -- e           -- e           -- e          --            --
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period ............  $       11.60     $    11.94    $     11.93    $     12.00    $    12.17    $    11.97
                                             =======================================================================================
Total return c ............................         (0.43%)          4.64%          4.07%          3.28%         6.47%         7.32%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..................................           0.62%          0.61%          0.62%          0.62%         0.62%         0.61%
Net investment income .....................           4.49%          4.51%          4.54%          4.67%         4.65%         4.87%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........  $   1,379,856     $1,476,477    $ 1,533,884    $ 1,488,979    $1,594,007    $1,624,544
Portfolio turnover rate ...................           3.17%          6.90%          9.37%          4.15%         6.89%        16.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


84 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

 Franklin Tax-Free Trust

 FRANKLIN FLORIDA TAX-FREE INCOME FUND

                                                      ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS B                                                  (UNAUDITED)         2007        2006         2005        2004 f       2003
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............   $      12.02      $   12.01    $  12.08    $   12.25    $  12.04    $   11.77
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................           0.23           0.47        0.48         0.49        0.50         0.51
   Net realized and unrealized gains (losses) .....          (0.32)          0.01       (0.07)       (0.18)       0.20         0.27
                                                      ------------------------------------------------------------------------------
Total from investment operations ..................          (0.09)          0.48        0.41         0.31        0.70         0.78
                                                      ------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........................          (0.24)         (0.47)      (0.48)       (0.48)      (0.49)       (0.51)
   Net realized gains .............................          (0.01)            --          --           --          --           --
                                                      ------------------------------------------------------------------------------
Total distributions ...............................          (0.25)         (0.47)      (0.48)       (0.48)      (0.49)       (0.51)
                                                      ------------------------------------------------------------------------------
Redemption fees ...................................             -- e           -- e        -- e         -- e        --           --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ....................   $      11.68      $   12.02    $  12.01    $   12.08    $  12.25    $   12.04
                                                      ==============================================================================

Total return c ....................................          (0.79%)         4.12%       3.48%        2.66%       5.94%        6.78%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................           1.17%          1.16%       1.17%        1.17%       1.17%        1.16%
Net investment income .............................           3.94%          3.96%       3.99%        4.12%       4.10%        4.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $     53,943      $  59,481    $ 68,109    $  74,311    $ 76,208    $  55,167
Portfolio turnover rate ...........................           3.17%          6.90%       9.37%        4.15%       6.89%       16.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 85

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND

                                                ------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                 AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                            (UNAUDITED)          2007          2006         2005          2004 f        2003
                                                ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ........   $       12.09     $    12.07    $    12.14    $   12.30    $    12.09    $    11.83
                                                ------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..................            0.24           0.48          0.48         0.49          0.50          0.51
   Net realized and unrealized gains
   (losses) .. ..............................           (0.33)          0.01         (0.07)       (0.17)         0.20          0.26
                                                ------------------------------------------------------------------------------------
Total from investment operations ............           (0.09)          0.49          0.41         0.32          0.70          0.77
                                                ------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ....................           (0.24)         (0.47)        (0.48)       (0.48)        (0.49)        (0.51)
   Net realized gains. ......................           (0.01)            --            --           --            --            --
                                                ------------------------------------------------------------------------------------
Total distributions .........................           (0.25)         (0.47)        (0.48)       (0.48)        (0.49)        (0.51)
                                                ------------------------------------------------------------------------------------
Redemption fees .............................              -- e           -- e          -- e         -- e          --            --
                                                ------------------------------------------------------------------------------------
Net asset value, end of period ..............   $       11.75     $    12.09    $    12.07    $   12.14    $    12.30    $    12.09
                                                ====================================================================================

Total return c ..............................           (0.78%)         4.18%         3.45%        2.74%         5.90%         6.66%

RATIOS TO AVERAGE NET ASSETS d
Expenses ....................................            1.17%          1.15%         1.17%        1.17%         1.17%         1.16%
Net investment income .......................            3.94%          3.97%         3.99%        4.12%         4.10%         4.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........   $     125,842     $  136,712    $  140,508    $ 124,949    $  124,727    $  113,644
Portfolio turnover rate .....................            3.17%          6.90%         9.37%        4.15%         6.89%        16.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


86 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  FLORIDA 92.2%
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ...............................   $    2,000,000    $    2,063,780
  Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
     Project, MBIA Insured, 5.00%, 4/01/26 .....................................................        5,000,000         5,102,100
  Brevard County School Board COP,
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ......................................        4,415,000         4,663,874
       Series A, AMBAC Insured, 5.00%, 7/01/26 .................................................       10,675,000        10,863,307
  Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
     Southeastern, Refunding, Series B, 5.60%, 4/01/29 .........................................        3,180,000         3,257,020
  Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
     5.50%, 8/15/20 ............................................................................        9,360,000         9,517,435
  Broward County HFA,
       MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ...................        3,000,000         3,028,170
       MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ..........................        1,980,000         2,002,057
       MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ...........................        5,730,000         5,792,457
       MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ...........................          990,000           991,069
       MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ............................        1,980,000         1,962,121
       SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 ..............................          385,000            86,979
  Broward County HFAR, Series D,
       6.90%, 6/01/09 ..........................................................................           10,000            10,019
       7.375%, 6/01/21 .........................................................................          100,000           100,702
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 .......................       21,500,000        21,838,840
  Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
     zero cpn., 10/01/08 .......................................................................        1,235,000         1,161,443
  Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ......................        3,500,000         3,509,590
  Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ..................        1,455,000         1,473,100
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding,
     6.25%, 8/15/23 ............................................................................        9,245,000         9,670,732
  Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
     6.50%, 10/01/25 ...........................................................................        2,405,000         2,407,477
  Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ...................        5,000,000         5,130,400
  Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
     MBIA Insured, 5.80%, 5/01/16 ..............................................................        5,980,000         6,322,295
  Dade County Aviation Revenue, Miami International Airport,
       Series B, FSA Insured, 5.125%, 10/01/22 .................................................        4,750,000         4,805,147
       Series C, FSA Insured, 5.125%, 10/01/27 .................................................        9,550,000         9,696,688
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/26 ....................       13,000,000        13,139,880
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured,5.00%, 11/15/32 ......        3,250,000         3,292,932
  Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
       5.60%, 7/01/17 ..........................................................................        1,000,000         1,016,320
       5.70%, 7/01/27 ..........................................................................        2,000,000         2,017,020
  Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ........................        3,000,000         3,096,390
  Escambia County Health Facilities Authority Health Facility Revenue,
       Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ....................................        8,750,000         8,785,350
       Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ............        1,235,000         1,308,977
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ..............................................       25,000,000        26,251,250


                                                          Semiannual Report | 87

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured,
     6.40%, 10/01/30 ...........................................................................   $      225,000    $      225,329
  Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
     Refunding, MBIA Insured, 5.00%, 6/01/31 ...................................................        6,580,000         6,680,740
  Florida HFAR,
       General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ......................          240,000           241,565
       Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 .............................        1,625,000         1,649,245
       MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ...............................        3,190,000         3,155,101
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ............................        5,000,000         5,103,950
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ..........................        2,000,000         2,020,800
       Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ..........................        1,300,000         1,319,903
  Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ......................        1,245,000         1,278,329
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 .....................        4,965,000         5,074,677
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30 .....        2,470,000           512,723
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 .........................        3,435,000         3,527,195
       Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 .......        1,260,000           747,432
       Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 .......       16,015,000         4,762,861
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ...............................        1,465,000         1,502,108
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 .....................        3,000,000         3,116,430
  Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
     5.00%, 2/01/21 ............................................................................        1,355,000         1,385,989
  Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded,
     5.75%, 11/01/29 ...........................................................................        1,500,000         1,578,840
  Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
     Program, FGIC Insured, 5.50%, 10/01/23 ....................................................        7,000,000         7,171,290
  Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D, 5.75%, 6/01/22 .....................................................       25,900,000        27,350,659
       Refunding, Series D, 6.00%, 6/01/23 .....................................................       15,000,000        17,498,250
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 .......................................        5,000,000         5,071,800
       Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ....................................        5,000,000         5,314,950
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ..................       20,000,000        20,377,800
  Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
     7/01/20 ...................................................................................        7,000,000         7,293,510
  Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
     5.00%, 6/01/34 ............................................................................       15,000,000        15,190,950
  Florida State Board Regent Housing Revenue,
       University of Central Florida, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/29 .............        8,650,000         9,091,150
       University of Florida, FGIC Insured, 5.75%, 7/01/25 .....................................        3,400,000         3,619,402
       University of Florida, FGIC Insured, 5.25%, 7/01/30 .....................................        2,060,000         2,165,554
  Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
     Series A, MBIA Insured, 5.00%, 7/01/21 ....................................................        4,000,000         4,121,840
  Florida State Department of General Services Division Facilities Management Revenue,
     Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 ..............       10,000,000        10,446,800
  Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ........        6,000,000         5,985,840


88 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ......................................   $   13,695,000    $   13,919,872
       Exchangeable, Series A, 5.95%, 10/01/13 .................................................       10,380,000        10,804,023
       Exchangeable, Series A, 6.05%, 10/01/22 .................................................        7,000,000         7,290,640
       Exchangeable, Series D, ETM, 6.10%, 10/01/22 ............................................        3,545,000         4,112,803
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 ..............................        9,845,000         4,234,236
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 ..............................        2,500,000         1,018,450
       Series A, ETM, 6.875%, 10/01/22 .........................................................        6,000,000         7,436,700
  Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding, AMBAC Insured,
     5.00%, 10/01/26 ...........................................................................        5,000,000         5,087,150
  Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
     5.00%, 7/01/30 ............................................................................        3,455,000         3,493,074
  Fort Pierce Utilities Authority Revenue,
       AMBAC Insured, 5.00%, 10/01/27 ..........................................................        7,000,000         7,116,900
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 ......................        3,090,000         1,687,820
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 ......................        2,585,000         1,340,762
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 ......................        3,090,000         1,518,426
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 ......................        3,060,000         1,423,206
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 ......................        2,560,000         1,129,626
  Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.00%,
     6/01/38 ...................................................................................       11,395,000        10,537,754
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 ...............................       22,050,000        22,212,729
  Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
     12/20/18 ..................................................................................        1,240,000         1,284,876
  Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
       Pre-Refunded, 5.25%, 11/15/20 ...........................................................       10,000,000        10,266,300
       Series A, Pre-Refunded, 6.00%, 11/15/31 .................................................       16,000,000        17,475,520
  Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured, 5.125%,
     3/01/20 ...................................................................................        1,000,000         1,031,050
  Hillsborough County HFA Mortgage Revenue, SF, Series A,
       GNMA Secured, 5.875%, 4/01/30 ...........................................................          780,000           788,190
       zero cpn., 4/01/32 ......................................................................          475,000           103,949
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 .........       16,000,000        16,253,600
  Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B,
     5.40%, 10/01/28 ...........................................................................        7,000,000         7,042,840
  Hillsborough County School Board COP, Master Lease Program,
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 .............................................        8,000,000         8,242,160
       Series A, MBIA Insured, 5.375%, 7/01/21 .................................................        5,000,000         5,106,850
       Series A, MBIA Insured, 5.25%, 7/01/22 ..................................................        5,000,000         5,096,950
       Series B, MBIA Insured, 5.00%, 7/01/29 ..................................................       10,000,000        10,140,400
  Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%, 10/01/15 .......        1,000,000         1,011,350
  Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 .....................................        3,460,000         3,539,130
       Series A, AMBAC Insured, 5.00%, 10/01/30 ................................................       10,000,000        10,115,600
  Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
     5.00%, 11/15/36 ...........................................................................       20,000,000        20,068,600
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured, 5.00%,
     10/01/32 ..................................................................................       17,250,000        17,441,820


                                                          Semiannual Report | 89

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ...............................   $    5,000,000    $    5,125,550
  Jacksonville Transportation Revenue, MBIA Insured,
       5.25%, 10/01/29 .........................................................................       17,955,000        18,598,866
       5.00%, 10/01/31 .........................................................................       25,000,000        25,237,250
  Jea Water and Sewer System Revenue, Series B, MBIA Insured, 5.00%, 10/01/25 ..................        1,500,000         1,533,090
  Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 .......................        5,000,000         5,013,550
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ........................        5,000,000         5,050,750
  Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ..........        5,770,000         4,336,328
  Lakeland Hospital System Revenue, Lakeland Regional Health System,
       Pre-Refunded, 5.75%, 11/15/27 ...........................................................        6,925,000         7,633,289
       Pre-Refunded, 5.50%, 11/15/32 ...........................................................       12,070,000        13,163,301
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 ...................................       10,000,000        10,480,700
  Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 .................................................       20,000,000        20,144,600
       Series A, FSA Insured, 6.00%, 10/01/32 ..................................................       11,405,000        11,899,635
  Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Series A,
     Pre-Refunded, 5.50%,
       11/15/21 ................................................................................        7,500,000         7,844,325
       11/15/29 ................................................................................        4,000,000         4,183,640
  Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ...........................        7,500,000         7,587,525
  Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 4/01/24 ............................................................................       15,000,000        15,312,150
  Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ..........        4,150,000         4,156,598
  Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31 ...........................................................        5,000,000         5,059,300
       Series A, MBIA Insured, 5.00%, 12/01/28 .................................................        5,000,000         5,088,050
  Melbourne Water and Sewer Revenue,
       Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ............................        1,500,000           608,160
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ............        1,785,000           877,149
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ............        4,500,000         1,784,160
       FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 .............................................        6,000,000         6,328,320
  Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ............          610,000           615,295
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...........................        7,000,000         7,086,170
  Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
       Refunding, FGIC Insured, 5.375%, 10/01/27 ...............................................        5,000,000         5,127,900
       Refunding, FGIC Insured, 5.375%, 10/01/32 ...............................................        5,000,000         5,094,100
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 ......................................       10,000,000         9,786,400
       Series B, FGIC Insured, 5.00%, 10/01/30 .................................................        4,440,000         4,476,674
  Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured, 5.75%,
     4/01/29 ...................................................................................       10,000,000        10,599,400
  Miami-Dade County HFA,
       MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ...............................        2,015,000         2,040,268
       MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ...............................          430,000           432,645
       MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ...............................        1,500,000         1,505,070
  Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ...........        4,500,000         4,669,695
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
     5.00%, 6/01/35 ............................................................................       20,970,000        21,115,532


90 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Miami-Dade County Special Obligation Revenue,
     Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ......................   $    5,000,000    $    5,045,750
     Sub Series B, MBIA Insured, zero cpn., 10/01/36 ...........................................        5,635,000         1,133,762
     Sub Series C, MBIA Insured, zero cpn., 10/01/28 ...........................................        8,305,000         2,585,596
     sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 .........................       22,365,000         8,436,973
  North Broward Hospital District Revenue,
     Improvement, 6.00%, 1/15/31 ...............................................................        2,290,000         2,391,562
     Improvement, Pre-Refunded, 6.00%, 1/15/31 .................................................       23,240,000        25,027,156
     Refunding, MBIA Insured, 5.375%, 1/15/24 ..................................................        6,055,000         6,118,880
     Refunding, MBIA Insured, 5.75%, 1/15/27 ...................................................       11,720,000        11,845,873
  North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
     6.00%,
     8/15/16 ...................................................................................        2,000,000         2,029,780
     8/15/24 ...................................................................................        1,750,000         1,778,175
  Okaloosa Country Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36 .............       10,000,000        10,127,400
  Orange County Health Facilities Authority Revenue,
     Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ..............................        3,000,000         3,260,490
     Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 ...............................        5,500,000         6,132,170
     Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ...............................       10,750,000        11,723,520
     Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ....................       15,000,000        16,409,250
     Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 .........................        5,000,000         4,820,300
     Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 .........................        6,000,000         6,624,300
     Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ..................       11,750,000        12,211,187
     Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ...............          250,000           263,473
  Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ................          565,000           565,000
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .......................       12,000,000        12,166,080
  Orange County Tourist Development Tax Revenue,
     AMBAC Insured, 5.50%, 10/01/32 ............................................................       20,000,000        21,509,600
     AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ..............................................       10,500,000        10,886,085
     MBIA Insured, Pre-Refunded, 5.125%, 10/01/20 ..............................................        7,000,000         7,077,140
     Refunding, AMBAC Insured, 5.00%, 10/01/31 .................................................        5,000,000         5,069,450
     Refunding, XLCA Insured, 5.00%, 10/01/31 ..................................................       12,970,000        13,148,986
     senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/25 ................................        5,500,000         5,829,120
     senior lien, AMBAC Insured, Pre-Refunded, 5.125%, 10/01/30 ................................       10,000,000        10,598,400
  Orlando-Orange County Expressway Authority Revenue,
     junior lien, FGIC Insured, 5.00%, 7/01/28 .................................................        8,000,000         8,079,040
     senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ..........................................          265,000           296,962
     Series B, AMBAC Insured, 5.00%, 7/01/35 ...................................................        9,185,000         9,299,996
  Osceola County IDAR, Community Provider Pooled Loan Program,
     Series A, FSA Insured, 7.75%, 7/01/10 .....................................................          153,000           153,225
     Series C, FSA Insured, 7.60%, 7/01/10 .....................................................          259,000           259,370
  Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ................................       10,000,000        10,170,900
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ................       10,000,000        10,111,200
  Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
    Series A, 5.90%, 6/01/38 ...................................................................          985,000           992,683
  Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ...................        3,650,000         3,516,227
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .............        5,000,000         5,172,700


                                                          Semiannual Report | 91

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)

  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
   Pre-Refunded, 5.125%, 11/01/30 ..............................................................   $    6,250,000    $    6,597,250
  Palm Beach County School Board COP,
     Series A, AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ....................................       15,000,000        15,916,950
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ......................................        5,000,000         5,350,200
     Series C, FSA Insured, Pre-Refunded, 5.00%, 8/01/27 .......................................        5,000,000         5,268,350
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
     6/01/27 ...................................................................................        4,450,000         4,540,824
     6/01/32 ...................................................................................        2,795,000         2,829,546
  Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 .............        5,615,000         5,735,329
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
   5.00%, 11/15/30 .............................................................................       11,500,000        11,576,935
  Pinellas County HFA, SFHR, Multi County, Series B-1, GNMA Insured, zero cpn., 9/01/31 ........          360,000            72,731
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ..........        2,350,000         2,519,482
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..........................        4,000,000         4,060,240
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ..................        1,000,000         1,010,050
  Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
     ETM, zero cpn., 9/01/10 ...................................................................       25,475,000        21,790,296
     zero cpn., 9/01/10 ........................................................................       13,020,000        10,525,498
  Port St. Lucie Utility Revenue, System,
     Capital Appreciation, MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 ......................       20,000,000         6,002,400
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 ...............        5,000,000         1,314,000
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 ...............        5,000,000         1,239,300
     Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 .........................................       11,580,000        11,772,807
     Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 .........................................        8,805,000         8,938,748
  Sarasota County Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ..........       13,000,000        13,148,980
  Sarasota Special Obligated Revenue, Refunding, AMBAC Insured, zero cpn.,
     11/01/09 ..................................................................................        1,365,000         1,255,950
     11/01/12 ..................................................................................        1,780,000         1,455,666
     11/01/15 ..................................................................................        2,180,000         1,550,743
  South Broward Hospital District Revenue,
     5.60%, 5/01/27 ............................................................................        5,000,000         5,424,650
     5.625%, 5/01/32 ...........................................................................       16,250,000        17,647,337
  South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31 ..................       15,000,000        15,119,250
  St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
     6/01/22 ...................................................................................        4,000,000         1,869,400
     6/01/23 ...................................................................................        4,255,000         1,869,775
     6/01/24 ...................................................................................        1,500,000           620,460
     6/01/25 ...................................................................................        2,130,000           832,681
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
   6.125%, 10/01/32 ............................................................................       10,000,000        10,824,700
  Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 .....................        3,520,000         3,572,026
  Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured,
   5.25%, 8/01/24 ..............................................................................        4,320,000         4,367,477
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ..................        2,550,000         2,722,584
  Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 .............................       10,000,000        10,152,200
  Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ......................................        2,490,000         2,559,496


92 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ...............................................   $   15,000,000    $   16,169,700
     Series B, FGIC Insured, 5.00%, 10/01/31 ...................................................       10,000,000        10,094,900
  Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, MBIA Insured,
     6.00%, 10/01/15 ...........................................................................        1,000,000         1,097,480
     6.05%, 10/01/20 ...........................................................................        1,715,000         1,971,427
     6.10%, 10/01/26 ...........................................................................        2,695,000         3,179,399
  Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM,
    7.25%, 10/01/16 ............................................................................        1,330,000         1,546,098
  Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ......................................        1,060,000         1,068,724
  Viera East CDD Special Assessment,
     Refunding, 7.00%, 5/01/26 .................................................................        6,625,000         7,009,449
     Series B, ETM, 6.75%, 5/01/14 .............................................................        4,835,000         5,266,089
  Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .............       10,000,000        10,411,600
  Volusia County Educational Facility Authority Revenue, Educational Facilities,
     Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ..............        2,000,000         2,064,740
     Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ............................        5,000,000         5,134,200
  Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 ...........        5,000,000         5,193,700
  West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ......................        1,845,000         1,925,313
  West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ............................       10,850,000        11,146,747
  West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment,
    5.00%, 3/01/35 .............................................................................        1,000,000           983,840
                                                                                                                     ---------------
                                                                                                                      1,437,102,202
                                                                                                                     ---------------
  U.S. TERRITORIES 6.7%
  PUERTO RICO 6.1%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
     7/01/25 ...................................................................................        5,000,000         5,054,350
     7/01/29 ...................................................................................       10,000,000        10,050,900
     7/01/33 ...................................................................................       13,000,000        13,025,090
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 .........................................          560,000           565,533
     Refunding, Series K, 5.00%, 7/01/30 .......................................................        5,000,000         5,009,250
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ......................................       12,240,000        12,500,835
     Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................        5,000,000         5,351,650
     Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................        5,000,000         5,373,350
     Series G, 5.00%, 7/01/33 ..................................................................        1,680,000         1,679,882
     Series G, Pre-Refunded, 5.00%, 7/01/33 ....................................................        3,320,000         3,538,655
  Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded,
    5.25%, 7/01/31 .............................................................................       15,000,000        16,163,850
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...................        5,900,000         6,258,838
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ......................................................        1,210,000         1,238,508
     Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................        3,790,000         4,064,358
     Series I, 5.00%, 7/01/36 ..................................................................        5,000,000         4,939,450
                                                                                                                     ---------------
                                                                                                                         94,814,499
                                                                                                                     ---------------


                                                          Semiannual Report | 93

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .........   $   10,000,000    $    9,430,200
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        104,244,699
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,473,724,672) ............................................                      1,541,346,901
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  FLORIDA 0.1%
a Orange County School Board COP, Series B,
     AMBAC Insured, Daily VRDN and Put, 4.05%, 8/01/25 .........................................          300,000           300,000
     MBIA Insured, Daily VRDN and Put, 4.05%, 8/01/27 ..........................................          100,000           100,000
a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
     AMBAC Insured, Daily VRDN and Put, 3.98%, 12/01/15 ........................................        1,000,000         1,000,000
                                                                                                                     ---------------
                                                                                                                          1,400,000
                                                                                                                     ---------------

  U.S. TERRITORIES 0.0% b
  PUERTO RICO 0.0% b
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 3.73%, 12/01/15 ........................................          700,000           700,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,100,000) ...............................................                          2,100,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,475,824,672) 99.0% ................................................                      1,543,446,901
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                         16,194,760
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $1,559,641,661
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.


94 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN GEORGIA TAX-FREE INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)            2007         2006         2005         2004 f      2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............  $          12.20    $   12.13    $   12.17    $   12.27    $   11.99   $   11.86
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................              0.25         0.50         0.51         0.53         0.54        0.56
   Net realized and unrealized gains (losses) ...             (0.38)        0.06        (0.04)       (0.10)        0.28        0.13
                                                   ---------------------------------------------------------------------------------
Total from investment operations ................             (0.13)        0.56         0.47         0.43         0.82        0.69
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ...             (0.25)       (0.49)       (0.51)       (0.53)       (0.54)      (0.56)
                                                   ---------------------------------------------------------------------------------
Redemption fees .................................                -- e         -- e         -- e         -- e         --          --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................  $          11.82    $   12.20    $   12.13    $   12.17    $   12.27   $   11.99
                                                   =================================================================================

Total return c ..................................             (1.08)%       4.79%        3.91%        3.65%        7.00%       6.02%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................              0.72%        0.73%        0.74%        0.75%        0.75%       0.74%
Net investment income ...........................              4.07%        4.13%        4.18%        4.40%        4.49%       4.76%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............  $        232,446    $ 220,989    $ 205,875    $ 170,407    $ 176,193   $ 171,381
Portfolio turnover rate .........................              4.48%        4.50%        8.54%       22.50%       11.83%      10.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 95

Franklin Tax-Free Trust

FRANKLIN GEORGIA TAX-FREE INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)           2007         2006         2005         2004 f      2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............  $          12.31    $   12.24    $   12.27    $   12.37    $   12.08   $   11.94
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ......................              0.21         0.44         0.44         0.47         0.47        0.50
   Net realized and unrealized gains (losses) ...             (0.38)        0.06        (0.03)       (0.11)        0.29        0.14
                                                   ---------------------------------------------------------------------------------
Total from investment operations ................             (0.17)        0.50         0.41         0.36         0.76        0.64
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ...             (0.21)       (0.43)       (0.44)       (0.46)       (0.47)      (0.50)
                                                   ---------------------------------------------------------------------------------
Redemption fees .................................                -- e         -- e         -- e         -- e         --          --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................  $          11.93    $   12.31    $   12.24    $   12.27    $   12.37   $   12.08
                                                   =================================================================================

Total return c ..................................             (1.35)%       4.16%        3.39%        3.05%        6.44%       5.50%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................              1.28%        1.28%        1.29%        1.30%        1.32%       1.27%
Net investment income ...........................              3.51%        3.58%        3.63%        3.85%        3.92%       4.23%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............  $         51,488    $  50,700    $  43,983    $  37,017    $  35,645   $  32,422
Portfolio turnover rate .........................              4.48%        4.50%        8.54%       22.50%       11.83%      10.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


96 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  GEORGIA 97.2%
  Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
     Series A, XLCA Insured, 5.00%, 7/01/29 ....................................................   $    4,000,000    $    4,074,920
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Refunding, Series C,
     FSA Insured, 5.00%, 1/01/33 ...............................................................        5,000,000         5,016,850
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
       5.50%, 1/01/26 ..........................................................................        5,000,000         5,248,700
       5.60%, 1/01/30 ..........................................................................        5,000,000         5,259,750
  Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
     5.50%, 12/01/20 ...........................................................................        1,500,000         1,596,825
  Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ...........        2,555,000         2,680,451
       Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%, 1/01/23 ...        4,150,000         4,368,746
  Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
     Project,
     FSA Insured, 5.00%, 12/01/26 ..............................................................        1,140,000         1,176,526
  Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
     12/01/23 ..................................................................................        1,000,000         1,003,100
  Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
       6.00%, 5/20/17 ..........................................................................        1,040,000         1,059,292
       6.125%, 5/20/27 .........................................................................        1,560,000         1,582,136
  Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/24 ............................................................        4,000,000         4,133,320
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ......................................        8,000,000         8,122,240
  Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 .....................        5,000,000         5,084,850
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
       5.25%, 12/01/22 .........................................................................        2,500,000         2,396,025
       5.375%, 12/01/28 ........................................................................        2,000,000         1,905,200
  Bulloch County Development Authority Lease Revenue, Georgia Southern University,
     XLCA Insured, 5.00%, 8/01/27 ..............................................................        5,000,000         5,131,850
  Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 .............           10,000            10,015
  Clayton County Development Authority Revenue,
       Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 .........................        3,500,000         3,715,950
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 .......................................        2,310,000         2,390,688
  Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ............          930,000           938,872
  Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation Inc.
     Project, MBIA Insured, 5.00%, 7/15/29 .....................................................        2,000,000         2,033,560
  Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
     Sub Series D, MBIA Insured, 5.00%, 7/15/29 ................................................        8,000,000         8,157,680
  College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded,
     5.75%, 9/01/26 ............................................................................        2,000,000         2,153,220
  Columbia County GO, Courthouse/Detention Center Projects, Pre-Refunded, 5.00%, 2/01/24 .......        2,000,000         2,050,320
  Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .........................        1,130,000         1,165,765
  Columbus Water and Sewer Revenue,
       FSA Insured, 5.00%, 5/01/29 .............................................................        2,500,000         2,559,825
       Refunding, MBIA Insured, 5.00%, 5/01/25 .................................................        1,000,000         1,032,490
  Decatur County School Building Authority Revenue, High School Project, FSA Insured,
     5.00%, 10/01/32 ...........................................................................        1,500,000         1,527,285
  DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
     Judicial Facility Project, 5.00%, 12/01/29 ................................................        2,000,000         2,047,400


                                                          Semiannual Report | 97

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Dekalb County School District COP, Georgia School Boards Assn., AMBAC Insured,
     5.00%, 12/01/27 ...........................................................................   $    4,285,000    $    4,399,538
  DeKalb County Water and Sewer Revenue,
       Pre-Refunded, 5.125%, 10/01/31 ..........................................................        6,500,000         6,832,280
       Refunding, Series B, FSA Insured, 5.00%, 10/01/35 .......................................        7,000,000         7,217,700
  Douglasville-Douglas County Water and Sewer Authority Water and Sewer Revenue, MBIA Insured,
     5.00%, 6/01/29 ............................................................................        3,410,000         3,488,328
  East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
     5.00%, 2/01/34 ............................................................................        5,480,000         5,577,599
  Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ..............        3,000,000         3,067,020
  Fayette County School District GO, zero cpn. to 9/01/10,
       4.75% thereafter, 3/01/21 ...............................................................        1,355,000         1,173,687
       4.95% thereafter, 3/01/25 ...............................................................        1,000,000           864,030
  Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ..............................................        1,500,000         1,597,200
  Fulton County Development Authority Revenue,
       Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ..............................        3,000,000         3,043,320
       Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 ...............        5,000,000         5,163,350
       Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ........................        2,240,000         2,306,259
       Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 ....................        5,000,000         5,140,900
  Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ..........................        2,500,000         2,548,675
  Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates, Northeast
     Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31 ..................................        2,500,000         2,647,700
  Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured,
     5.25%, 12/01/26 ...........................................................................        2,000,000         2,087,320
  Georgia Municipal Electric Authority Power Revenue,
       Project 1, Refunding, Sub Series A, MBIA Insured, 5.00%, 1/01/26 ........................        2,855,000         2,936,225
       Series W, 6.60%, 1/01/18 ................................................................          955,000         1,078,749
       Series W, ETM, 6.60%, 1/01/18 ...........................................................           45,000            50,724
  Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
     5.00%, 6/01/24 ............................................................................        1,000,000         1,021,470
  Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
     Corp. Project, Series A, 6.00%, 6/01/24 ...................................................        2,550,000         2,615,739
  Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
     5.00%, 12/01/25 ...........................................................................        2,600,000         2,683,070
  Georgia State HFAR,
       MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ................        1,000,000         1,011,800
       SFM, Series C, 5.00%, 12/01/27 ..........................................................        1,000,000           991,130
  Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
     MBIA Insured, 5.00%, 1/01/24 ..............................................................        8,500,000         9,053,265
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
     Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ................        3,750,000         4,058,925
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ..............        2,795,000         2,988,917
  Habersham County Hospital Authority Revenue, Anticipation Certificates, XCLA Insured,
     5.00%, 12/01/27 ...........................................................................        2,015,000         2,063,541
  Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ............................        2,750,000         2,831,042
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
     AMBAC Insured, 6.00%, 7/01/29 .............................................................        5,000,000         5,353,450


98 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured,
     6.00%, 10/01/23 ...........................................................................   $    3,300,000    $    3,825,195
  Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ..............................        3,000,000         3,098,310
  Marietta Development Authority Revenue, first mortgage, Life College Inc.,
       Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ........................................        1,800,000         1,801,476
       Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ........................................        1,100,000         1,100,935
       Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ........................................        1,000,000         1,000,910
       Series B, FSA Insured, 5.75%, 9/01/14 ...................................................          800,000           800,656
  Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
     Healthcare System, MBIA Insured, 5.50%, 8/01/25 ...........................................        6,000,000         6,274,560
  Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%, 10/01/26 .....        1,000,000         1,048,680
  Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
     Series A, 6.80%, 1/01/12 ..................................................................        1,500,000         1,655,070
  Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured,
     5.00%, 1/01/25 ............................................................................        2,315,000         2,389,589
  Newnan Water Sewer and Light Commission Public Utilities Revenue, Series B, AMBAC Insured,
     4.50%, 1/01/36 ............................................................................        1,000,000           944,880
  Newton County Hospital Authority Revenue, Newton Health System Project 1999, AMBAC
     Insured, Pre-Refunded, 6.10%, 2/01/24 .....................................................        4,500,000         4,791,690
  Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured,
     5.00%, 6/01/24 ............................................................................        3,150,000         3,239,617
  Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 .................................        4,000,000         4,099,360
  Paulding County School District GO, 5.00%, 2/01/33 ...........................................        4,000,000         4,078,000
  Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
     University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 .........................        3,000,000         3,055,050
  Private Colleges and Universities Authority Revenue,
       Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 .......................       10,000,000        10,463,600
       Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ........................        2,000,000         2,011,880
  Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper Co.
     Project, 5.80%, 12/01/20 ..................................................................        1,500,000         1,516,755
  Richmond County Development Authority Educational Facilities Revenue, Augusta State
     University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ..................        1,000,000         1,022,010
  Rockdale County Water and Sewer Authority Revenue,
       FSA Insured, 5.00%, 7/01/29 .............................................................        4,000,000         4,088,040
       Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ...................................        5,000,000         5,234,950
  Savannah EDA Revenue,
       AASU Compass Point LLC Project, Series D, XLCA Insured, 5.00%, 7/01/29 ..................        3,000,000         3,056,190
       Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ...................        1,500,000         1,526,235
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 ............................................................................        3,500,000         3,552,010
  Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 .......................................        3,000,000         3,185,250
  Upper Oconee Basin Water Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................        1,550,000         1,600,298
       Refunding, MBIA Insured, 5.00%, 7/01/26 .................................................        1,000,000         1,027,950


                                                          Semiannual Report | 99

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
     Center Project,
       5.00%, 10/01/33 .........................................................................   $    2,000,000    $    1,940,400
       AMBAC Insured, 5.25%, 10/01/27 ..........................................................        3,000,000         3,108,600
  Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
     6.00%, 2/01/21 ............................................................................          750,000           756,833
  Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured,
     5.25%, 3/01/25 ............................................................................        3,000,000         3,118,680
                                                                                                                     ---------------
                                                                                                                        275,930,463
                                                                                                                     ---------------
  U.S. TERRITORIES 1.3%
  VIRGIN ISLANDS 1.3%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 .........................................................................          850,000           870,672
       5.50%, 10/01/22 .........................................................................        1,200,000         1,218,276
       5.625%, 10/01/25 ........................................................................        1,530,000         1,553,501
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                          3,642,449
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $272,603,269) ..............................................                        279,572,912
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.7%
  MUNICIPAL BONDS 0.7%
  GEORGIA 0.7%
a Athens-Clarke County Unified Government Development Authority Revenue, University of
     Georgia Athletic Assn. Project, Series B, Daily VRDN and Put, 3.96%, 7/01/35 ..............          200,000          200,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put,
     4.05%, 11/01/41 ...........................................................................        1,550,000        1,550,000
a Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.91%, 11/01/15 ....................          200,000          200,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,950,000) ...............................................                         1,950,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $274,553,269) 99.2% ..................................................                       281,522,912
  OTHER ASSETS, LESS LIABILITIES 0.8% ..........................................................                         2,411,032
                                                                                                                     --------------
  NET ASSETS 100.0% ............................................................................                     $ 283,933,944
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


100 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                  (UNAUDITED)           2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............   $          11.44   $   11.39   $   11.41   $   11.51   $   11.30   $   11.13
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................               0.23        0.45        0.47        0.48        0.50        0.52
   Net realized and unrealized gains (losses) ......              (0.38)       0.06       (0.02)      (0.10)       0.21        0.17
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................              (0.15)       0.51        0.45        0.38        0.71        0.69
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......              (0.23)      (0.46)      (0.47)      (0.48)      (0.50)      (0.52)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................                 -- e        -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................   $          11.06   $   11.44   $   11.39   $   11.41   $   11.51   $   11.30
                                                       =============================================================================

Total return c .....................................              (1.34)%      4.57%       4.01%       3.47%       6.43%       6.38%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by
   affiliates ......................................               0.76%       0.77%       0.78%       0.79%       0.78%       0.80%
Expenses net of waiver and payments by
   affiliates ......................................               0.75%       0.75%       0.75%       0.71%       0.60%       0.60%
Net investment income ..............................               4.02%       4.02%       4.10%       4.30%       4.44%       4.67%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................   $        153,852   $ 148,224   $ 128,254   $ 112,941   $ 118,797   $ 114,541
Portfolio turnover rate ............................               3.22%       2.28%       9.43%      12.48%      11.87%       7.34%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 100.2%
  MUNICIPAL BONDS 100.2%
  KENTUCKY 85.1%
  Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 ..............  $      1,065,000   $   1,080,102
  Boone County GO, Public Project, 5.00%,
      4/01/20 ...................................................................................         1,310,000       1,354,252
      4/01/21 ...................................................................................         1,000,000       1,030,840
  Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC
    Insured, 4.70%, 1/01/28 .....................................................................         3,000,000       2,949,660
  Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
    5.00%,
      12/01/22 ..................................................................................         1,200,000       1,238,880
      12/01/27 ..................................................................................         2,000,000       2,048,260
  Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 .......................         1,140,000       1,198,037
  Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32 .........         3,000,000       3,025,110
  Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, Series A,
    FSA Insured, 5.00%,
      8/01/19 ...................................................................................         1,500,000       1,552,635
      8/01/24 ...................................................................................         2,000,000       2,047,920
  Campbell County School District Finance Corp. School Building Revenue, FSA Insured,
    5.00%, 8/01/26 ..............................................................................         2,845,000       2,933,565
  Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
    Pre-Refunded, 5.125%, 8/01/20 ...............................................................         1,015,000       1,067,942
  Elizabethtown Public Properties Holding Inc. Revenue, first mortgage, Administrative Office of
    the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 .......................         2,000,000       2,042,080
  Fayette County School District Finance Corp. School Building Revenue,
      Pre-Refunded, 5.50%, 9/01/18 ..............................................................         2,500,000       2,610,800
      Refunding, Series B, FSA Insured, 4.00%, 1/01/17 ..........................................           500,000         496,900
      Series A, AMBAC Insured, 5.25%, 4/01/20 ...................................................         2,160,000       2,261,110
  Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ..........................         1,000,000       1,013,600
  Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
    Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ...........................................           405,000         399,528
  Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded,
    5.75%, 2/01/20 ..............................................................................         1,500,000       1,585,245
  Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured,
    5.00%, 1/01/31 ..............................................................................         2,620,000       2,655,003
  Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured,
    5.00%, 3/01/25 ..............................................................................         1,330,000       1,368,730
  Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured,
    4.75%, 1/01/28 ..............................................................................         2,035,000       2,042,306
  Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
    Refunding, AMBAC Insured, 5.75%, 1/01/26 ....................................................         1,000,000       1,016,290
  Jefferson County School District Finance Corp. School Building Revenue, Series A,
      FSA Insured, Pre-Refunded, 5.25%, 7/01/18 .................................................         1,500,000       1,566,345
      MBIA Insured, 4.75%, 6/01/27 ..............................................................         2,440,000       2,424,384
  Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International
    Airport, Series B, MBIA Insured, 5.75%, 3/01/13 .............................................         1,230,000       1,242,091
  Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
    XLCA Insured, 5.00%, 11/01/29 ...............................................................         1,000,000       1,022,790


102 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
      Series A, 6.00%, 6/01/30 ..................................................................  $      2,000,000   $   2,157,000
      Series C, 6.00%, 6/01/30 ..................................................................         1,285,000       1,379,229
      Series E, 5.70%, 6/01/22 ..................................................................         1,000,000       1,070,750
  Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky, Project
    Notes, FGIC Insured, 5.00%, 10/01/25 ........................................................         3,000,000       3,116,970
  Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
      Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 ........................................           160,000         176,091
      Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 .....................................           245,000         276,762
      Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 .....................................           935,000       1,027,976
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ................         2,000,000       1,985,100
  Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
    Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 12/01/18 ..........................         2,000,000       2,037,840
  Kentucky Housing Corp. Housing Revenue,
      Refunding, Series P, 4.60%, 7/01/34 .......................................................         1,205,000       1,115,890
      Series A, 4.60%, 7/01/32 ..................................................................         2,000,000       1,809,900
      Series U, 4.90%, 7/01/32 ..................................................................         4,115,000       3,899,785
  Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
      6/01/19 ...................................................................................         1,140,000       1,173,562
      6/01/20 ...................................................................................         1,250,000       1,284,625
      6/01/21 ...................................................................................         1,190,000       1,220,892
  Kentucky Rural Water Finance Corp. Public Project Revenue,
      Flexible Term Program, Series A, 5.00%, 2/01/26 ...........................................         1,055,000       1,076,976
      Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 ...............................         1,500,000       1,516,575
a Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
    MBIA Insured, 5.00%, 9/01/32 ................................................................         5,000,000       5,066,700
  Kentucky State Property and Buildings Commission Revenues,
      Project No. 62, Refunding, Second Series, 5.25%, 10/01/18 .................................         3,540,000       3,683,441
      Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ................................         1,535,000       1,593,591
      Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 .......................         2,300,000       2,410,285
      Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ................................         1,100,000       1,170,400
  Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
    Series A, AMBAC Insured, 5.00%, 7/01/25 .....................................................         2,000,000       2,067,860
  Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ...........................         1,730,000       1,768,077
  Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters of
    Mercy, Cincinnati, 5.00%, 10/01/35 ..........................................................         1,500,000       1,409,610
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
    Series A,
      AMBAC Insured, 5.00%, 5/15/36 .............................................................         3,000,000       3,050,580
      FGIC Insured, 5.00%, 5/15/30 ..............................................................         2,750,000       2,778,078
      FGIC Insured, 5.00%, 5/15/38 ..............................................................         3,000,000       3,048,420
  Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
      AMBAC Insured, 5.00%, 6/01/34 .............................................................         3,755,000       3,829,537
      Series A, AMBAC Insured, 5.00%, 6/01/25 ...................................................         1,000,000       1,033,620
  Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ..............         3,290,000       3,350,832


                                                         Semiannual Report | 103

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding, FSA Insured,
      5.25%, 11/15/24 ...........................................................................  $      2,500,000   $   2,586,625
      5.50%, 11/15/25 ...........................................................................         2,000,000       2,086,560
  McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
    6.40%, 11/01/07 .............................................................................           500,000         500,960
  Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%, 8/01/37 ..         3,000,000       2,785,980
  Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ..............................         1,500,000       1,531,050
  Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ...............         1,270,000       1,297,673
  Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
    5/01/24 .....................................................................................         5,680,000       5,857,898
  Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ...........           800,000         822,592
  Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
    Refunding, AMBAC Insured, 4.60%, 6/01/33 ....................................................         5,000,000       4,725,700
  Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding, Series A,
    5.00%, 8/01/29 ..............................................................................         1,000,000         952,630
                                                                                                                      --------------
                                                                                                                        131,009,027
                                                                                                                      --------------
  U.S. TERRITORIES 15.1%
  PUERTO RICO 12.4%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
    5.375%, 5/15/33 .............................................................................         1,735,000       1,677,415
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.125%, 7/01/31 ...........................................................................         3,125,000       3,147,938
      Pre-Refunded, 5.125%, 7/01/31 .............................................................         1,875,000       1,972,744
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................         2,500,000       2,686,675
      Series K, 5.00%, 7/01/27 ..................................................................         3,000,000       3,021,030
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ...........         5,000,000       5,124,400
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.25%, 7/01/36 .......................................................           455,000         462,125
      Series D, Pre-Refunded, 5.25%, 7/01/36 ....................................................           995,000       1,061,585
                                                                                                                      --------------
                                                                                                                         19,153,912
                                                                                                                      --------------
  VIRGIN ISLANDS 2.7%
  Virgin Islands PFAR,
      Gross Receipts Taxes Loan Notes, FGIC Insured, 5.00%, 10/01/28 ............................         2,000,000       2,063,220
      senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .......................         2,000,000       2,030,720
                                                                                                                      --------------
                                                                                                                          4,093,940
                                                                                                                      --------------
  TOTAL U.S. TERRITORIES ........................................................................                        23,247,852
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $152,493,753) ...............................................                       154,256,879
                                                                                                                      --------------


104 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.2%
  MUNICIPAL BONDS 1.2%
  KENTUCKY 1.2%
b Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.99%, 6/01/32 ............  $        310,000   $     310,000
b Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust, Series A,
    Weekly VRDN and Put, 3.96%, 2/01/32 .........................................................           200,000         200,000
b Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A,
    Daily VRDN and Put, 3.96%, 4/01/37 ..........................................................         1,000,000       1,000,000
b Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.96%, 9/01/34 .....................           300,000         300,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,810,000) ................................................                         1,810,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $154,303,753) 101.4% ..................................................                       156,066,879
  OTHER ASSETS, LESS LIABILITIES (1.4)% .........................................................                        (2,214,652)
                                                                                                                      --------------
  NET ASSETS 100.0% .............................................................................                     $ 153,852,227
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 141.

a See Note 1(b) regarding securities purchased on a when issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 105

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)          2007         2006        2005         2004 f      2003
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $   11.61       $   11.52    $   11.68   $   11.81    $   11.55   $   11.38
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................          0.24            0.48         0.50        0.52         0.53        0.55
   Net realized and unrealized gains (losses) ....         (0.30)           0.10        (0.16)      (0.14)        0.26        0.17
                                                    --------------------------------------------------------------------------------
Total from investment operations .................         (0.06)           0.58         0.34        0.38         0.79        0.72
                                                    --------------------------------------------------------------------------------
Less distributions from net investment income ....         (0.24)          (0.49)       (0.50)      (0.51)       (0.53)      (0.55)
                                                    --------------------------------------------------------------------------------
Redemption fees ..................................            -- e            -- e         --          -- e         --          --
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................     $   11.31       $   11.61    $   11.52   $   11.68    $   11.81   $   11.55
                                                    ================================================================================

Total return c ...................................         (0.51)%          5.14%        2.99%       3.36%        7.01%       6.52%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................          0.71%           0.73%        0.73%       0.73%        0.73%       0.74%
Net investment income ............................          4.12%           4.22%        4.30%       4.49%        4.56%       4.84%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $ 236,031       $ 220,927    $ 188,333   $ 188,659    $ 185,987   $ 177,211
Portfolio turnover rate ..........................          2.94%           5.71%        9.78%       8.67%       16.35%      12.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


106 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)           2007         2006        2005         2004 f      2003
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $   11.73       $   11.63    $   11.79   $   11.91    $   11.65   $    11.47
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................          0.21            0.43         0.44        0.46         0.46        0.49
   Net realized and unrealized gains (losses) ....         (0.31)           0.09        (0.16)      (0.13)        0.26        0.18
                                                    --------------------------------------------------------------------------------
Total from investment operations .................         (0.10)           0.52         0.28        0.33         0.72        0.67
                                                    --------------------------------------------------------------------------------
Less distributions from net investment income ....         (0.21)          (0.42)       (0.44)      (0.45)       (0.46)      (0.49)
                                                    --------------------------------------------------------------------------------
Redemption fees ..................................            -- e            -- e         --          -- e         --          --
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................     $   11.42       $   11.73    $   11.63   $   11.79    $   11.91   $   11.65
                                                    ================================================================================

Total return c ...................................         (0.88)%          4.61%        2.40%       2.84%        6.34%       5.98%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................          1.26%           1.28%        1.28%       1.28%        1.29%       1.28%
Net investment income ............................          3.57%           3.67%        3.75%       3.94%        4.00%       4.30%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $  33,110       $  29,028    $  23,319   $  19,196    $  20,768   $  20,503
Portfolio turnover rate ..........................          2.94%           5.71%        9.78%       8.67%       16.35%      12.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 107

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  LOUISIANA 95.0%
  Bossier City Public Improvement Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.00%,
      12/01/19 .................................................................................   $    1,145,000    $    1,165,610
      12/01/21 .................................................................................        1,875,000         1,908,750
      12/01/22 .................................................................................        1,515,000         1,542,270
  Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ......................        1,900,000         1,976,247
  Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
    Project, MBIA Insured, 5.25%,
      5/01/21 ..................................................................................        1,505,000         1,564,658
      5/01/33 ..................................................................................        2,500,000         2,554,650
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
    5.65%, 12/01/21 ............................................................................        1,000,000         1,007,840
  De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
    5.875%, 9/01/29 ............................................................................       11,500,000        12,157,225
  Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
    FHA Insured, ETM, 7.20%, 8/01/10 ...........................................................        1,380,000         1,508,257
  East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
    6.10%, 10/01/29 ............................................................................          175,000           175,203
  East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 .........        3,325,000         3,405,498
  East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC
    Insured, Pre-Refunded, 5.00%, 2/01/20 ......................................................        1,000,000         1,050,030
  East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
    AMBAC Insured, 5.00%, 2/01/24 ..............................................................        2,000,000         2,057,220
  England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19 ....................        5,000,000         5,206,000
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/15/33 ................................................        5,000,000         5,309,700
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
    5.00%, 11/01/27 ............................................................................        5,000,000         5,095,100
  Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA Insured,
    5.00%, 4/01/29 .............................................................................        3,060,000         3,111,286
  Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
    5.00%, 10/01/29 ............................................................................        2,925,000         2,977,182
  Jefferson Sales Tax District Special Sales Tax Revenue,
      Refunding, FSA Insured, 5.00%, 12/01/22 ..................................................        3,000,000         3,077,130
      Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 .........................................        4,195,000         4,406,889
  Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ......................        5,000,000         5,211,550
  Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc. Project,
    MBIA Insured, 5.00%, 10/01/22 ..............................................................        1,500,000         1,549,545
  Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ...............           30,000            33,270
  Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ...................................        5,000,000         5,099,100
  Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ...........................           35,000            36,802
  Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
    5.125%, 4/01/29 ............................................................................        2,200,000         2,279,398
  Louisiana HFA, SFMR, Home Ownership Program, GO Zone, Series B-1, GNMA Secured,
    5.00%, 12/01/32 ............................................................................        2,150,000         2,134,585
  Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ................          475,000           480,268
  Louisiana Local Government Environmental Facilities and CDA Revenue,
    Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ............................        4,265,000         4,452,447


108 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
      Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 .............   $    1,000,000    $    1,061,080
      Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 .............................        5,040,000         4,877,510
      Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ..........................        2,215,000         2,263,132
      Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27 ..................        6,000,000         6,119,400
      Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ....................................        4,040,000         4,210,165
      MBIA Insured, 5.00%, 12/01/26 ............................................................        3,000,000         3,053,700
      Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 .......        2,000,000         2,067,380
      Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .......        2,000,000         2,058,380
      Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ...........        3,000,000         3,047,100
  Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%, 4/01/29 ........        1,000,000         1,037,250
  Louisiana Public Facilities Authority Hospital Revenue,
      Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ..........................          595,000           605,299
      Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ............        3,155,000         3,219,646
      Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ...............................        4,500,000         4,592,250
      Touro Infirmary Project, Series A, 5.625%, 8/15/29 .......................................        6,000,000         5,966,100
  Louisiana Public Facilities Authority Revenue,
      Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 ..............        5,000,000         5,018,900
      Centenary College Project, Refunding, 5.75%, 2/01/29 .....................................        7,300,000         7,315,184
      Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 .....................        1,500,000         1,529,190
      Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ......................        1,540,000         1,595,686
      FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ..................        5,000,000         5,094,300
      Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured,
        5.00%, 7/01/30 .........................................................................        5,000,000         5,060,150
      Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ................        1,810,000         1,812,552
      Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 ..............        2,500,000         2,858,000
    a Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27 ..............................        3,990,000         4,001,691
      Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 ...................        3,000,000         3,184,350
      Tulane University Project, Refunding, Series A-1, MBIA Insured, 5.00%, 2/15/30 ...........        3,500,000         3,571,225
      Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ..........        1,000,000         1,020,000
      Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ..........        6,015,000         6,135,300
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/23 ..............................................................        5,000,000         5,120,550
  Louisiana State Gas and Fuels Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 6/01/27 ............................................................        3,500,000         3,552,815
      FSA Insured, 5.00%, 5/01/31 ..............................................................       10,000,000        10,139,700
  Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
      7/15/24 ..................................................................................        3,475,000         3,564,864
      7/15/25 ..................................................................................        2,765,000         2,834,484
  Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
      AMBAC Insured, 5.00%, 5/01/21 ............................................................        2,500,000         2,562,375
      Series A, MBIA Insured, 5.375%, 3/01/19 ..................................................        3,000,000         3,087,750
  Louisiana State University and Agricultural and Mechanical College Board Revenue,
      AMBAC Insured, 5.00%, 7/01/22 ............................................................        5,000,000         5,178,100
      Auxiliary, FGIC Insured, 5.00%, 7/01/31 ..................................................        3,000,000         3,053,340
      Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .......................................        1,500,000         1,531,170
  Monroe Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 .................        1,535,000         1,663,418


                                                         Semiannual Report | 109

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  New Orleans GO,
      Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ............................................   $    1,000,000    $    1,011,910
      Public Improvement, AMBAC Insured, 5.25%, 12/01/29 .......................................        1,485,000         1,529,001
      Public Improvement, FGIC Insured, 5.25%, 12/01/21 ........................................        1,295,000         1,347,758
      Public Improvement, FGIC Insured, 5.125%, 12/01/26 .......................................        2,000,000         2,041,420
      Refunding, MBIA Insured, 5.125%, 9/01/21 .................................................        2,000,000         2,064,300
  Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured,
    5.95%, 11/01/14 ............................................................................          580,000           589,593
  Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured,
    5.50%, 9/01/20 .............................................................................        1,000,000         1,007,330
  Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .....................        1,950,000         1,951,287
  Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
    FSA Insured, Pre-Refunded, 5.75%, 5/15/21 ..................................................        2,500,000         2,630,775
  Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC Insured,
    Pre-Refunded, 5.75%, 9/01/24 ...............................................................        1,410,000         1,516,765
  Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
    ETM, 7.25%, 8/01/10 ........................................................................          445,000           469,524
  Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 10/01/16 ............................................................................        1,000,000         1,034,930
  St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM,
    7.50%, 9/01/10 .............................................................................          435,000           481,493
  St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ..............................................................        6,485,000         6,534,610
  St.John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 ............        4,000,000         3,907,160
  St.John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ..................        2,500,000         2,562,200
  St.Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
      7/01/10 ..................................................................................           40,000            41,837
      7/01/11 ..................................................................................           50,000            56,181
  State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
    Cajundome, MBIA Insured, Pre-Refunded, 5.65%, 9/01/26 ......................................        3,080,000         3,141,600
  Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
    Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ...........................        2,155,000         2,267,599
  University of Louisiana System Board of Supervisors Lease Revenue,
    Lafayette Cajundome Convention Center Project, MBIA Insured, Pre-Refunded,
      6.25%, 9/01/29 ...........................................................................        1,200,000         1,281,180
      Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ....................        1,000,000         1,022,871
                                                                                                                     ---------------
                                                                                                                        255,688,520
                                                                                                                     ---------------
  U.S. TERRITORIES 3.6%
  PUERTO RICO 2.5%
  Puerto Rico Commonwealth GO, Public Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................................        4,400,000         4,640,592
      Series A, 5.00%, 7/01/33 .................................................................        2,000,000         2,003,860
                                                                                                                     ---------------
                                                                                                                          6,644,452
                                                                                                                     ---------------


110 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ......   $    3,000,000    $    3,053,550
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                          9,698,002
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $260,985,606) ..............................................                        265,386,522
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 1.7%
  MUNICIPAL BONDS 1.7%
  LOUISIANA 1.7%
b Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
    3.91%, 12/01/15 ............................................................................        3,300,000         3,300,000
b Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 4.05%, 9/01/17 ...........................        1,205,000         1,205,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,505,000) ...............................................                          4,505,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $265,490,606) 100.3% .................................................                        269,891,522
  OTHER ASSETS, LESS LIABILITIES (0.3)% ........................................................                           (750,727)
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  269,140,795
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 141.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 111

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MARYLAND TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)          2007         2006         2005         2004 f        2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    11.84      $   11.77    $   11.80    $   11.93    $   11.78    $    11.52
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................            0.24           0.49         0.51         0.51         0.52          0.54
   Net realized and unrealized gains
     (losses) .................................           (0.43)          0.08        (0.03)       (0.13)        0.16          0.26
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           (0.19)          0.57         0.48         0.38         0.68          0.80
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment
   income .....................................           (0.24)         (0.50)       (0.51)       (0.51)       (0.53)        (0.54)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................              -- e           -- e         -- e         -- e         --            --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $    11.41      $   11.84    $   11.77    $   11.80    $   11.93    $    11.78
                                                  ==================================================================================

Total return c ................................           (1.58)%         4.96%        4.11%        3.34%        5.89%         7.16%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................            0.68%          0.68%        0.69%        0.70%        0.70%         0.70%
Net investment income .........................            4.12%          4.21%        4.29%        4.40%        4.43%         4.65%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $  420,500      $ 410,890    $ 369,205    $ 332,943    $ 340,237    $  322,873
Portfolio turnover rate .......................            4.18%          7.84%        8.00%       12.03%       10.56%         6.30%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


112 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MARYLAND TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                              (UNAUDITED)          2007         2006         2005         2004 f        2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    11.99      $   11.91    $   11.93    $   12.05    $   11.90    $    11.63
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ....................            0.21           0.43         0.45         0.46         0.46          0.48
   Net realized and unrealized gains
     (losses) .................................           (0.44)          0.08        (0.03)       (0.13)        0.15          0.27
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           (0.23)          0.51         0.42         0.33         0.61          0.75
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment
   income .....................................           (0.21)         (0.43)       (0.44)       (0.45)       (0.46)        (0.48)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................              -- e           -- e         -- e         -- e         --            --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $    11.55      $   11.99    $   11.91    $   11.93    $   12.05    $    11.90
                                                  ==================================================================================

Total return c ................................           (1.92)%         4.42%        3.57%        2.73%        5.33%         6.59%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................            1.23%          1.23%        1.24%        1.25%        1.28%         1.22%
Net investment income .........................            3.57%          3.66%        3.74%        3.85%        3.85%         4.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $   80,375      $  71,937    $  59,915    $  48,997    $  49,739    $   48,305
Portfolio turnover rate .......................            4.18%          7.84%        8.00%       12.03%       10.56%         6.30%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 113

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  MUNICIPAL BONDS 98.9%
  MARYLAND 85.2%
  Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ...........................................   $    2,000,000    $    2,011,060
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39 .....       25,095,000        25,948,481
  Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ....................        1,000,000         1,026,170
  Baltimore GO, Consolidated Public Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ...................................        1,500,000         1,532,580
       Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ....................................        3,300,000         3,468,069
       Series B, 7.15%, 10/15/08 ...............................................................        1,000,000         1,037,610
  Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A,
     6.50%, 10/01/11 ...........................................................................        1,850,000         1,928,810
  Baltimore Project Revenue,
       Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ...........................       11,740,000        11,886,633
       Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............        4,000,000         4,113,600
       Wastewater Projects, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/35 ...............        2,600,000         2,791,074
       Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ............................        5,000,000         5,107,000
       Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ..............        6,125,000         6,580,945
       Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32 ............................        2,120,000         2,166,089
       Water Projects, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/35 ....................        4,240,000         4,551,598
       Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32 .................................        5,000,000         5,108,700
  Baltimore Revenue,
       Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ................        5,000,000         5,188,450
       Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ......................       10,000,000        10,555,000
  Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
       5.375%, 1/01/16 .........................................................................        2,000,000         2,037,840
       5.50%, 1/01/19 ..........................................................................        1,000,000         1,021,410
       5.625%, 1/01/25 .........................................................................        2,000,000         2,037,980
  Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ...........................        1,125,000         1,147,534
  Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11 ....        1,565,000         1,568,553
  Maryland State CDA Department of Housing and CDR,
       Housing, Series A, 6.00%, 7/01/32 .......................................................        4,000,000         4,055,720
       Residential, Series D, 5.25%, 9/01/29 ...................................................        3,210,000         3,193,404
       Series B, 5.35%, 9/01/30 ................................................................          750,000           751,898
       SF Program, First Series, 5.00%, 4/01/17 ................................................           10,000            10,000
       SF Program, Second Series, 5.00%, 4/01/17 ...............................................        2,775,000         2,812,906
  Maryland State EDC Student Housing Revenue,
       University of Maryland Baltimore County Project, Refunding, XLCA Insured,
         5.00%, 7/01/30 ........................................................................        3,245,000         3,295,687
       University of Maryland Baltimore County Project, Refunding, XLCA Insured,
         5.00%, 7/01/35 ........................................................................        3,675,000         3,711,309
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25 ...        2,500,000         2,567,500
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28 ...        2,000,000         2,035,280
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ...        7,250,000         7,331,345
  Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
     AMBAC Insured, 5.00%, 7/01/19 .............................................................        1,675,000         1,727,143
  Maryland State Energy Financing Administration Solid Waste Disposal Revenue, Limited
     Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ..................................        3,000,000         3,038,520
  Maryland State Health and Higher Educational Facilities Authority Revenue,
       Anne Arundel Health System, Series A, 5.125%, 7/01/34 ...................................        2,500,000         2,434,075
       Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ...............................        8,365,000         8,484,787


114 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
     Carroll County General Hospital, 6.00%, 7/01/26 ...........................................   $    2,000,000    $    2,064,720
     Carroll County General Hospital, 5.80%, 7/01/32 ...........................................        5,000,000         5,087,700
     Carroll Hospital Center, 5.00%, 7/01/40 ...................................................        6,790,000         6,295,552
     Catholic Health Initiatives, Series A, 6.00%, 12/01/20 ....................................          715,000           755,247
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ...............................        2,205,000         2,353,948
     Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ...............................        2,025,000         2,156,342
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 .........................        1,515,000         1,562,010
     Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 .........................        2,250,000         2,319,818
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 ...........................        5,000,000         5,015,050
     Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/29 ...........................        5,000,000         4,788,300
     Edenwald, Series A, 5.40%, 1/01/31 ........................................................        1,000,000           956,500
     Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 ....................................       11,000,000        11,654,060
     Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ..............................        9,395,000         9,125,457
     Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ..............................        5,000,000         5,252,750
     Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ..................................       29,000,000        29,245,050
     Loyola College, Series A, 5.00%, 10/01/40 .................................................        8,525,000         8,335,830
     Maryland Institute College of Art, 5.00%, 6/01/35 .........................................        2,000,000         1,918,760
     Maryland Institute College of Art, 5.00%, 6/01/36 .........................................        5,000,000         4,654,250
     Maryland Institute College of Art, 5.00%, 6/01/40 .........................................        6,000,000         5,703,300
     Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36 ..........................        3,600,000         3,830,616
     Mercy Medical Center, Refunding, 5.625%, 7/01/31 ..........................................        5,500,000         5,575,845
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ......................................        1,000,000         1,083,050
     North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ......................................        1,320,000         1,429,626
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 ................          655,000           666,574
     Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 ................        5,000,000         5,089,300
     Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured,
       5.00%, 7/01/38 ..........................................................................        6,200,000         6,286,862
     Peninsula Regional Medical Center, 5.00%, 7/01/36 .........................................        7,000,000         6,801,760
     Roland Park Place Project, Refunding, 5.625%, 7/01/18 .....................................        2,500,000         2,502,000
     Roland Park Place Project, Refunding, 5.625%, 7/01/24 .....................................        2,680,000         2,679,571
     Union Hospital Cecil County Issue, 5.00%, 7/01/35 .........................................        3,015,000         2,871,305
     University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 .......................       11,000,000        11,986,590
     University of Maryland Medical System, Series A, 5.00%, 7/01/41 ...........................        2,500,000         2,363,675
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 ........................        5,000,000         5,067,700
     Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 ........................        7,100,000         7,147,712
     Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36 ................       31,680,000        30,805,315
  Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
     AMBAC Insured, 5.00%, 7/01/28 .............................................................        3,975,000         4,071,632
  Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27 .......        8,000,000         8,164,240
  Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA Insured,
    5.00%,
     7/01/27 ...................................................................................        5,890,000         6,043,611
     7/01/31 ...................................................................................        7,455,000         7,601,193
     7/01/32 ...................................................................................        7,165,000         7,301,278
     7/01/34 ...................................................................................        7,500,000         7,633,950
  Montgomery County GO, 4.75%, 4/01/22 .........................................................        3,000,000         3,071,310


                                                         Semiannual Report | 115

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured,
     6.00%, 7/01/37 ............................................................................   $    2,500,000    $    2,517,400
  Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
     Insured, 5.00%, 7/01/32 ...................................................................        6,450,000         6,557,005
  Prince George's County GO, Consolidated Public Improvement,
       4.40%, 9/15/22 ..........................................................................       10,000,000         9,902,300
       MBIA Insured, Pre-Refunded, 5.00%, 4/15/18 ..............................................        2,100,000         2,137,821
  Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA Insured,
     4.75%, 6/30/30 ............................................................................        4,000,000         3,912,480
  St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A, AMBAC Insured,
     Pre-Refunded, 5.55%, 9/01/30 ..............................................................        2,000,000         2,107,400
  Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
       4/01/27 .................................................................................          425,000           458,239
       4/01/32 .................................................................................        1,500,000         1,617,315
                                                                                                                     ---------------
                                                                                                                        426,794,079
                                                                                                                     ---------------

  U.S. TERRITORIES 13.7%
  PUERTO RICO 12.3%
  Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...............................................        1,520,000         1,608,738
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................        4,360,000         4,595,222
       Refunding, FSA Insured, 5.25%, 7/01/27 ..................................................        1,015,000         1,046,059
       Refunding, FSA Insured, 5.125%, 7/01/30 .................................................        2,870,000         2,938,220
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .......................................        5,000,000         5,460,100
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................        5,000,000         5,346,000
       Series G, 5.00%, 7/01/33 ................................................................        2,170,000         2,169,848
       Series G, Pre-Refunded, 5.00%, 7/01/33 ..................................................        4,830,000         5,148,104
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 .............................................................        5,000,000         5,110,600
  Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 .......................................        5,000,000         5,129,850
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ....................................       10,780,000        11,353,172
       Series II, Pre-Refunded, 5.25%, 7/01/31 .................................................        3,000,000         3,232,770
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................................        2,000,000         2,153,980
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/36 .....................................................          520,000           528,143
       Series D, Pre-Refunded, 5.25%, 7/01/36 ..................................................        1,480,000         1,579,042
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30 ...        4,000,000         4,008,120
                                                                                                                     ---------------
                                                                                                                         61,407,968
                                                                                                                     ---------------


116 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.4%
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ..............................   $    2,000,000    $    2,083,300
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........................        1,700,000         1,730,345
     senior lien, Refunding, Series A, 5.50%, 10/01/14 .........................................        3,300,000         3,369,333
                                                                                                                     ---------------
                                                                                                                          7,182,978
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                         68,590,946
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $491,556,477) ..............................................                        495,385,025
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  MARYLAND 0.1%
a Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series B, AMBAC Insured,
    Daily VRDN and Put, 4.05%, 7/01/34 .........................................................          200,000           200,000
a Montgomery County GO, BAN, Public Improvement, Refunding, Series B, Daily VRDN and Put,
    3.95%, 6/01/26 .............................................................................          200,000           200,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $400,000) .................................................                            400,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $491,956,477) 99.0% ..................................................                        495,785,025
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                          5,090,587
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  500,875,612
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 117

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MISSOURI TAX-FREE INCOME FUND

                                                      ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)           2007        2006        2005        2004 f      2003
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $    12.37       $   12.31   $   12.32   $   12.44   $   12.23   $   12.00
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................           0.26            0.52        0.53        0.54        0.55        0.58
   Net realized and unrealized gains (losses) .....          (0.42)           0.06       (0.01)      (0.12)       0.21        0.23
                                                      ------------------------------------------------------------------------------
Total from investment operations ..................          (0.16)           0.58        0.52        0.42        0.76        0.81
                                                      ------------------------------------------------------------------------------
Less distributions from net investment income .....          (0.26)          (0.52)      (0.53)      (0.54)      (0.55)      (0.58)
                                                      ------------------------------------------------------------------------------
Redemption fees ...................................             -- e            -- e        -- e        -- e        --          --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ....................     $    11.95       $   12.37   $   12.31   $   12.32   $   12.44   $   12.23
                                                      ==============================================================================

Total return c ....................................          (1.32)%          4.85%       4.33%       3.49%       6.38%       6.90%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................           0.65%           0.66%       0.66%       0.67%       0.67%       0.67%
Net investment income .............................           4.20%           4.25%       4.31%       4.44%       4.50%       4.72%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $  627,831       $ 613,125   $ 562,235   $ 516,312   $ 499,238   $ 468,008
Portfolio turnover rate ...........................          13.55%          19.77%      15.32%      17.93%      25.04%      18.73%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


118 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MISSOURI TAX-FREE INCOME FUND

                                                      ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $    12.45       $   12.39   $   12.39   $   12.50   $   12.29   $   12.06
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................           0.22            0.45        0.47        0.48        0.48        0.51
   Net realized and unrealized gains (losses) .....          (0.42)           0.06         -- e      (0.12)       0.21        0.23
                                                      ------------------------------------------------------------------------------
Total from investment operations ..................          (0.20)           0.51        0.47        0.36        0.69        0.74
                                                      ------------------------------------------------------------------------------
Less distributions from net investment income .....          (0.22)          (0.45)      (0.47)      (0.47)      (0.48)      (0.51)
                                                      ------------------------------------------------------------------------------
Redemption fees ...................................             -- e            -- e        -- e        -- e        --          --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ....................     $    12.03       $   12.45   $   12.39   $   12.39   $   12.50   $   12.29
                                                      ==============================================================================

Total return c ....................................          (1.59)%          4.25%       3.82%       2.98%       5.75%       6.29%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................           1.20%           1.21%       1.21%       1.22%       1.25%       1.19%
Net investment income .............................           3.65%           3.70%       3.76%       3.89%       3.92%       4.20%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $   69,953       $  70,148   $  68,807   $  60,418   $  60,208   $  55,608
Portfolio turnover rate ...........................          13.55%          19.77%      15.32%      17.93%      25.04%      18.73%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 119

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  MISSOURI 85.3%
  Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink Cross
     County Project, Series B, FSA Insured, 5.00%, 10/01/32 .....................................     $  4,500,000     $  4,575,195
  Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured,
     5.70%, 10/20/22 ............................................................................        1,515,000        1,597,310
  Cape Girardeau County IDA Health Care Facilities Revenue,
       Southeast Missouri Hospital Assn., 5.00%, 6/01/36 ........................................        7,500,000        6,850,125
       St. Francis Medical Center, Series A, 5.50%, 6/01/27 .....................................        6,350,000        6,518,910
       St. Francis Medical Center, Series A, 5.50%, 6/01/32 .....................................        5,000,000        5,103,000
  Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
     5.30%, 5/15/28 .............................................................................        6,875,000        6,971,731
  Curators of the University of Missouri System Facilities Revenue,
       Series A, 5.00%, 11/01/35 ................................................................       22,395,000       22,858,576
       Series A, Pre-Refunded, 5.00%, 11/01/31 ..................................................       17,845,000       19,029,730
       System Facilities, Refunding, Series A, 5.00%, 11/01/25 ..................................       15,970,000       16,465,070
       System Facilities, Series A, 5.00%, 11/01/26 .............................................        4,500,000        4,630,230
  Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 .............................................        1,000,000        1,020,000
  Florissant COP, FGIC Insured, 5.00%, 8/01/22 ..................................................        1,285,000        1,322,059
  Grandview COP, FGIC Insured, 5.00%, 1/01/23 ...................................................        2,410,000        2,470,901
  Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue, Refunding,
     4.75%, 5/01/32 .............................................................................        5,000,000        4,682,400
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 .............................        1,000,000          981,810
  Hickory County School District R-1 Skyline GO, Direct Deposit Program,
       6.05%, 3/01/20 ...........................................................................          800,000          842,360
       Refunding, 6.05%, 3/01/20 ................................................................          300,000          315,885
  High Ridge Fire Protection District GO, FSA Insured, Pre-Refunded, 5.375%, 11/01/20 ...........        1,000,000        1,002,640
  Howard Bend Levee District Special Tax, Pre-Refunded,
       5.65%, 3/01/13 ...........................................................................        1,000,000        1,036,870
       5.85%, 3/01/19 ...........................................................................        4,000,000        4,158,960
  Jackson County Consolidated School District No. 2 GO, Direct Deposit Program,
     5.20%, 3/01/20 .............................................................................        2,000,000        2,087,360
  Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit, Refunding
     and Improvement, FSA Insured, 5.00%, 3/01/21 ...............................................        5,700,000        6,006,261
  Jackson County Special Obligation Revenue,
       Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 ...........................       15,000,000       15,378,300
       MBIA Insured, 5.00%, 12/01/27 ............................................................        3,105,000        3,164,927
  Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program,
     6.00%, 3/01/20 .............................................................................        1,025,000        1,078,064
  Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
     AMBAC Insured, 5.00%, 12/01/26 .............................................................        4,500,000        4,580,370
  Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA Insured,
     5.00%, 3/01/25 .............................................................................        1,050,000        1,085,081
  Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
       5.50%, 2/15/29 ...........................................................................        2,000,000        2,002,840
       5.75%, 2/15/35 ...........................................................................        2,500,000        2,534,450
  Kansas City IDA Revenue, Kansas City Missouri IDA, AMBAC Insured,
       4.50%, 12/01/32 ..........................................................................       10,000,000        9,382,300
       5.00%, 12/01/32 ..........................................................................       15,000,000       15,263,700


120 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
     Center Project, MBIA Insured, 5.00%, 7/01/27 ...............................................     $  1,730,000     $  1,775,118
  Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/14 .................................................................................          750,000          759,510
       12/01/26 .................................................................................          800,000          792,288
  Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22 ....................        1,500,000        1,633,410
  Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 .................        1,995,000        2,051,618
  Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37 ................        1,500,000        1,535,115
  Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
     5.00%, 5/01/34 .............................................................................       24,730,000       25,233,255
  Missouri Development Finance Board Cultural Facilities Revenue,
       Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .......................        9,500,000        9,658,840
       Series B, 5.00%, 6/01/37 .................................................................       12,435,000       12,722,995
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
     MBIA Insured, 5.00%,
       1/01/28 ..................................................................................        5,235,000        5,305,777
       1/01/34 ..................................................................................       34,945,000       35,179,131
  Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
     FSA Insured, 6.00%, 3/01/16 ................................................................        2,220,000        2,222,065
  Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
     4/01/23 ....................................................................................        1,200,000        1,258,104
  Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
     5.125%, 5/01/26 ............................................................................        3,960,000        4,079,988
  Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
     Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 4/01/22 ................       10,000,000       10,508,300
  Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
     St. Louis Project, Series A, 5.40%, 9/01/18 ................................................        7,420,000        7,544,211
  Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
     Paper Product, 5.20%, 3/15/29 ..............................................................        3,000,000        3,082,500
  Missouri State Environmental Improvement and Energy Resources Authority PCR, National
     Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ...................        2,100,000        2,101,995
  Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
     Revolving Fund,
       Series A, 7.00%, 10/01/10 ................................................................          475,000          476,093
       Series A, 6.55%, 7/01/14 .................................................................          890,000          891,032
       Series A, 5.75%, 1/01/16 .................................................................          150,000          150,896
       Series B, 7.125%, 12/01/10 ...............................................................          195,000          195,497
       Series B, 5.80%, 1/01/15 .................................................................          125,000          125,149
       Series B, 6.05%, 7/01/16 .................................................................          485,000          485,500
       Series B, 7.20%, 7/01/16 .................................................................          825,000          826,097
       Series B, 5.50%, 7/01/21 .................................................................          710,000          740,480
       Series B, Pre-Refunded, 5.50%, 7/01/21 ...................................................          730,000          768,675
  Missouri State GO,
       State Water Pollution Control, Series A, 5.00%, 6/01/26 ..................................        3,785,000        3,860,965
       Stormwater Control, Series A, 5.00%, 6/01/26 .............................................        1,895,000        1,933,033


                                                         Semiannual Report | 121

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Missouri State HDC,
      MFHR, FHA Insured, 8.50%, 12/01/29 .......................................................  $         65,000  $       65,898
      SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ............................           100,000         100,676
      SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 .............................................           215,000         217,638
  Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22 ..................         1,750,000       1,875,230
      Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 ..................         4,500,000       4,851,405
      Washington University, Refunding, Series B, 5.00%, 3/01/30 ...............................        14,000,000      14,187,600
      Washington University, Series A, 5.00%, 11/15/37 .........................................         9,150,000       9,243,421
      Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ............................        13,550,000      14,404,869
      Webster University, MBIA Insured, 5.30%, 4/01/27 .........................................         8,000,000       8,267,360
  Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      Children's Mercy Hospital, Pre-Refunded, 5.30%, 5/15/28 ..................................        12,420,000      12,508,803
      Freeman Health Systems Project, 5.25%, 2/15/28 ...........................................         2,750,000       2,685,925
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 ......         4,585,000       4,521,498
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 ......         4,900,000       4,689,888
      Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ......................................           335,000         337,663
      Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ...........................           330,000         331,779
      Lake Regional Health Systems Project, 5.60%, 2/15/25 .....................................         1,250,000       1,262,738
      Lake Regional Health Systems Project, 5.70%, 2/15/34 .....................................         2,750,000       2,763,118
      St. Luke's Episcopal, 5.00%, 12/01/34 ....................................................         7,500,000       7,176,975
      St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ................         8,500,000       8,790,700
  Missouri State Health and Educational Facilities Authority Revenue,
      Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 ..................        15,125,000      15,362,160
      Senior Living Facilities, Lutheran Senior Services, Refunding,
         Series B, 5.125%, 2/01/22 .............................................................         2,900,000       2,906,728
      Senior Living Facilities, Lutheran Senior Services, Refunding,
         Series B, 5.125%, 2/01/27 .............................................................         2,700,000       2,659,095
      Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 .............         1,500,000       1,465,845
      Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 ............         4,655,000       4,638,195
      SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 .............        16,385,000      17,423,809
  Missouri State Highways and Transportation Commission State Road Revenue, Series A,
    Pre-Refunded, 5.00%,
      2/01/21 ..................................................................................        10,000,000      10,527,800
      2/01/22 ..................................................................................         1,500,000       1,579,170
  Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
    GNMA Secured,
      5.90%, 9/01/25 ...........................................................................         1,215,000       1,232,557
      5.95%, 3/01/28 ...........................................................................           865,000         876,773
  Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
    Series A-1, GNMA Secured, 4.75%, 9/01/32 ...................................................         2,500,000       2,287,050
  Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ....................         1,920,000       2,023,718
  North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
      5.00%, 11/15/20 ..........................................................................         1,000,000       1,029,970
      5.00%, 11/15/21 ..........................................................................         1,000,000       1,029,430
      5.00%, 11/15/22 ..........................................................................         1,000,000       1,024,530
      5.00%, 11/15/28 ..........................................................................         1,965,000       1,996,224
      5.125%, 11/15/33 .........................................................................         2,755,000       2,826,024
  Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 .........         1,600,000       1,637,760


122 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
      5/01/20 ..................................................................................  $      1,500,000  $    1,488,795
      5/01/27 ..................................................................................         2,000,000       1,887,560
  Riverside-Quindaro Bend Levee District Levee District Improvement Revenue, L-385 Project,
    Refunding, Radian Insured, 5.00%, 3/01/27 ..................................................         5,000,000       4,713,800
  Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
      5.625%, 8/15/18 ..........................................................................         3,000,000       2,919,930
      5.70%, 8/15/28 ...........................................................................         5,250,000       4,851,788
  Springfield Public Building Corp. Leasehold Revenue,
      Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ...............................         2,600,000       2,676,856
      Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 .....................         5,000,000       5,028,000
      Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 .........         3,230,000       3,419,052
      Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 ..........         3,645,000       3,860,675
  Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 .............................         5,000,000       4,999,800
  Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 .....         1,500,000       1,572,360
  St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
    MBIA Insured, 5.25%, 12/01/28 ..............................................................         1,000,000       1,030,140
  St. Louis Airport Revenue, Airport Development Program, Series A, MBIA Insured, Pre-Refunded,
      5.00%, 7/01/26 ...........................................................................         5,000,000       5,225,800
      5.25%, 7/01/31 ...........................................................................        18,835,000      19,851,902
  St. Louis County IDA, MFHR,
      Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 .................................         1,095,000       1,103,059
      South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ...............         1,250,000       1,271,513
  St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
    5.375%, 9/20/31 ............................................................................         3,310,000       3,404,434
  St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 .....................         1,500,000       1,412,055
  St. Louis Municipal Finance Corp. Leasehold Revenue,
      Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 ...............         4,750,000       5,026,972
      City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 .............................         1,000,000       1,063,370
  St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
    AMBAC Insured, 5.00%,
      2/15/32 ..................................................................................         8,075,000       8,177,875
      2/15/37 ..................................................................................         7,800,000       7,875,816
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn.,
      5.30%, 5/15/18 ...........................................................................         3,000,000       3,010,950
      5.40%, 5/15/28 ...........................................................................         1,500,000       1,485,120
  Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
    5.00%, 3/01/20 .............................................................................         1,300,000       1,341,496
  University of Missouri Revenues, System Facilities,
      Pre-Refunded, 5.80%, 11/01/27 ............................................................         1,000,000       1,013,160
      Refunding, Series B, 5.00%, 11/01/27 .....................................................         7,865,000       8,027,019
  West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
      5.50%, 11/15/12 ..........................................................................         1,000,000       1,000,010
      5.60%, 11/15/17 ..........................................................................         1,700,000       1,700,884
      5.65%, 11/15/22 ..........................................................................         1,500,000       1,437,900
                                                                                                                    ---------------
                                                                                                                       595,583,165
                                                                                                                    ---------------


                                                         Semiannual Report | 123

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 13.2%
  PUERTO RICO 12.5%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
    7/01/26 ....................................................................................  $      2,785,000  $    2,955,776
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.375%, 7/01/28 ..........................................................................         1,975,000       2,023,091
      5.125%, 7/01/31 ..........................................................................         5,000,000       5,036,700
      Pre-Refunded, 5.375%, 7/01/28 ............................................................         1,025,000       1,087,494
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ...............................................................        11,750,000      13,104,188
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series M, 5.00%, 7/01/37 ......................................................         7,700,000       7,558,936
      Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................         2,500,000       2,686,675
      Series G, 5.00%, 7/01/42 .................................................................           920,000         909,457
      Series G, Pre-Refunded, 5.00%, 7/01/42 ...................................................         1,580,000       1,684,059
  Puerto Rico Electric Power Authority Power Revenue,
      Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................................        10,000,000      10,775,900
      Series NN, Pre-Refunded, 5.125%, 7/01/29 .................................................         3,250,000       3,476,363
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 .....         2,500,000       2,517,050
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 .....................................................         2,150,000       2,200,654
      Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................         5,885,000       6,311,015
      Series I, 5.375%, 7/01/34 ................................................................        10,000,000      10,242,800
      Series I, 5.00%, 7/01/36 .................................................................        14,450,000      14,275,010
                                                                                                                    ---------------
                                                                                                                        86,845,168
                                                                                                                    ---------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding,
      Series A, 5.40%, 10/01/12 ................................................................         2,500,000       2,560,800
      Series A, 5.50%, 10/01/22 ................................................................         2,500,000       2,538,075
                                                                                                                    ---------------
                                                                                                                         5,098,875
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        91,944,043
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $674,180,428) ..............................................                       687,527,208
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.4%
  MUNICIPAL BONDS 0.4%
  MISSOURI 0.3%
a Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
    Series B, MBIA Insured, Daily VRDN and Put, 3.96%, 12/01/31 ................................           200,000         200,000
a Missouri State Health and Educational Facilities Authority Educational Authority Revenue,
    St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 3.99%,
      10/01/35 .................................................................................           400,000         400,000
a Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.99%, 10/01/35 ........           800,000         800,000
      Washington University, Series A, Daily VRDN and Put, 3.94%, 9/01/30 ......................           500,000         500,000


124 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put,
      4.05%, 6/01/19 ...........................................................................  $        400,000  $      400,000
                                                                                                                    ---------------
                                                                                                                         2,300,000
                                                                                                                    ---------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.73%, 12/01/15 .......................................................           500,000         500,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,800,000) ...............................................                         2,800,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $676,980,428) 98.9% ..................................................                       690,327,208
  OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                         7,457,126
                                                                                                                    ---------------
  NET ASSETS 100.0% ............................................................................                    $  697,784,334
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 125

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

                                                    -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     AUGUST 31, 2007                     YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)         2007         2006         2005        2004 f       2003
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $     12.38        $  12.31     $  12.37     $  12.42    $1  2.24     $  11.96
                                                    -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................           0.25            0.51         0.53         0.54        0.55         0.56
   Net realized and unrealized gains (losses) ..          (0.42)           0.08        (0.06)       (0.05)       0.18         0.28
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............          (0.17)           0.59         0.47         0.49        0.73         0.84
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ..          (0.25)          (0.52)       (0.53)       (0.54)      (0.55)       (0.56)
                                                    -------------------------------------------------------------------------------
Redemption fees ................................             -- e            -- e         -- e         -- e        --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $     11.96        $  12.38     $  12.31     $  12.37    $  12.42     $  12.24
                                                    ===============================================================================

Total return c .................................          (1.37)%          4.89%        3.86%        4.11%       6.10%        7.23%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................           0.65%           0.66%        0.66%        0.67%       0.67%        0.66%
Net investment income ..........................           4.07%           4.15%        4.27%        4.42%       4.49%        4.65%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $   655,886        $626,783     $509,309     $428,204    $413,438     $418,196
Portfolio turnover rate ........................           9.44%           9.79%        5.01%        8.15%       7.67%        7.69%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


126 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)          2007         2006         2005        2004 f       2003
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $     12.51        $  12.44     $  12.48     $  12.54    $  12.35     $  12.05
                                                    -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................           0.22            0.45         0.46         0.47        0.48         0.50
   Net realized and unrealized gains (losses) ..          (0.43)           0.07        (0.04)       (0.06)       0.19         0.30
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............          (0.21)           0.52         0.42         0.41        0.67         0.80
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ..          (0.22)          (0.45)       (0.46)       (0.47)      (0.48)       (0.50)
                                                    -------------------------------------------------------------------------------
Redemption fees ................................             -- e            -- e         -- e         -- e        --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $     12.08        $  12.51     $  12.44     $  12.48    $  12.54     $  12.35
                                                    ===============================================================================

Total return c .................................          (1.71)%          4.26%        3.42%        3.41%       5.52%        6.76%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................           1.20%           1.21%        1.21%        1.22%       1.25%        1.19%
Net investment income ..........................           3.52%           3.60%        3.72%        3.87%       3.91%        4.12%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $   125,168        $117,566     $ 99,649     $ 83,343    $ 82,420     $ 76,400
Portfolio turnover rate ........................           9.44%           9.79%        5.01%        8.15%       7.67%        7.69%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 127

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  NORTH CAROLINA 85.1%
  Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38 ....    $      7,600,000   $    7,042,008
  Appalachian State University Revenue,
      Refunding, MBIA Insured, 5.00%, 7/15/30 ................................................           2,000,000        2,046,860
      Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ...............           3,000,000        3,058,830
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..................           1,000,000        1,047,950
  Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded,
    5.375%, 6/01/26 ..........................................................................           1,000,000        1,053,300
  Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
      4/01/27 ................................................................................           1,500,000        1,536,210
      4/01/28 ................................................................................           1,750,000        1,789,252
  Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ..........................................           1,000,000        1,035,200
  Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
    Pre-Refunded, 5.00%, 7/01/29 .............................................................           5,000,000        5,165,400
  Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 ...........           7,405,000        7,571,316
  Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ........           5,115,000        5,222,978
  Charlotte Airport Revenue,
      Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
        5.00%, 7/01/32 .......................................................................          21,680,000       21,896,366
      Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
        5.00%, 7/01/36 .......................................................................          13,085,000       13,164,818
      Series A, MBIA Insured, 5.00%, 7/01/29 .................................................           5,000,000        5,074,700
      Series A, MBIA Insured, 5.00%, 7/01/34 .................................................          15,130,000       15,259,513
      Series B, MBIA Insured, 6.00%, 7/01/24 .................................................           4,000,000        4,150,400
      Series B, MBIA Insured, 6.00%, 7/01/28 .................................................           6,300,000        6,524,532
  Charlotte COP,
      Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ............................           7,230,000        7,712,602
      Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .............................           3,000,000        3,047,610
      Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ...................................          11,000,000       11,076,340
  Charlotte GO, Series C, 5.00%, 7/01/27 .....................................................           2,010,000        2,068,813
  Charlotte Storm Water Fee Revenue,
      5.00%, 6/01/35 .........................................................................          10,000,000       10,183,500
      Refunding, 5.00%, 6/01/25 ..............................................................           1,000,000        1,025,480
  Charlotte Water and Sewer System Revenue,
      5.125%, 6/01/26 ........................................................................           6,000,000        6,191,580
      Pre-Refunded, 5.25%, 6/01/24 ...........................................................           3,000,000        3,108,690
      Pre-Refunded, 5.25%, 6/01/25 ...........................................................           3,950,000        4,147,816
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
      Carolinas Healthcare, Series A, FSA Insured, 5.00%, 1/15/23 ............................           7,780,000        7,802,640
      Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 .......................           5,000,000        4,992,850
      Carolinas Healthcare System, Series A, Pre-Refunded, 5.125%, 1/15/22 ...................           8,000,000        8,185,040
  Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 ..........................................           5,000,000        5,088,200
  Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
    Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ..................................           1,450,000        1,472,011
  Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%, 12/01/18 .....           3,000,000        3,066,120
  Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
    Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .......................................           5,000,000        5,338,300


128 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
    Pre-Refunded, 5.25%, 10/01/29 ............................................................    $      5,250,000   $    5,449,815
  Dare County COP,
      AMBAC Insured, 5.125%, 6/01/21 .........................................................             650,000          682,363
      AMBAC Insured, 5.00%, 6/01/23 ..........................................................           3,000,000        3,097,380
      AMBAC Insured, 5.00%, 6/01/29 ..........................................................           5,295,000        5,403,865
      FGIC Insured, 5.00%, 6/01/23 ...........................................................           2,655,000        2,733,774
  Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ......................           1,670,000        1,726,212
  Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 .........................................           1,250,000        1,276,675
  Gastonia Combined Utilities System Revenue,
      FSA Insured, 5.00%, 5/01/25 ............................................................           1,000,000        1,023,390
      MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ............................................           1,000,000        1,058,320
  Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
      6/01/21 ................................................................................             390,000          413,037
      6/01/22 ................................................................................             350,000          370,675
  Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ........           1,320,000        1,320,739
  Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
      5.45%, 11/01/33 ........................................................................           4,000,000        3,961,160
      Refunding, 6.45%, 11/01/29 .............................................................           3,900,000        4,032,756
  Harnett County COP, FSA Insured, 5.125%, 12/01/23 ..........................................           1,000,000        1,042,440
  Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21 .......           1,000,000        1,034,030
  High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ...............          11,000,000       11,251,570
  Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ........................           3,000,000        3,053,610
  New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22 ........           5,000,000        5,177,700
  North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
      Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...........           3,000,000        3,037,710
      Meredith College, AMBAC Insured, 4.875%, 6/01/24 .......................................           1,000,000        1,010,780
  North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
      Refunding, Series A, 5.00%, 10/01/41 ...................................................          17,000,000       17,201,960
      Refunding, Series B, 4.75%, 7/01/42 ....................................................          10,000,000        9,685,000
      Series A, 5.00%, 10/01/39 ..............................................................           5,815,000        5,891,002
      Series A, Pre-Refunded, 5.25%, 7/01/42 .................................................          10,000,000       10,715,300
  North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 6.50%, 1/01/18 ....................................................           3,000,000        3,405,840
      Refunding, Series A, 5.75%, 1/01/26 ....................................................          10,000,000       10,297,100
      Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 .....................................          11,555,000       11,927,302
      Series D, 6.75%, 1/01/26 ...............................................................           5,000,000        5,276,500
  North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 .........................................             245,000          245,529
  North Carolina HFAR,
      MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ......................           1,295,000        1,298,484
      MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .................................           1,480,000        1,458,821
      MF, Refunding, Series J, 5.45%, 7/01/17 ................................................           1,840,000        1,868,428
      Refunding, Series F, 6.70%, 1/01/27 ....................................................           1,240,000        1,232,014
      SF, Refunding, Series DD, 6.20%, 9/01/27 ...............................................             810,000          814,082
      SF, Series JJ, 6.45%, 9/01/27 ..........................................................           1,350,000        1,358,275
      SFR, Series RR, 5.85%, 9/01/28 .........................................................           1,655,000        1,671,864


                                                         Semiannual Report | 129

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care Commission Health Care Facilities Revenue,
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ...............  $      1,000,000   $    1,019,740
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ...............         5,500,000        5,584,205
       Refunding, FGIC Insured, 5.00%, 1/01/33 .................................................        12,805,000       12,968,520
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .....................           630,000          648,049
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .....................         1,220,000        1,241,289
       WakeMed Project, Series 2001, AMBAC Insured, 5.00%, 10/01/32 ............................         4,205,000        4,255,502
  North Carolina Medical Care Commission Health System Revenue,
       Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 ..................         2,500,000        2,555,525
       Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36 .....................         5,000,000        5,051,100
  North Carolina Medical Care Commission Hospital Revenue,
       Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ...............................         1,655,000        1,694,571
       Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 .....................         1,920,000        2,058,125
       Halifax Regional Medical Center Project, 5.00%, 8/15/24 .................................         1,800,000        1,626,084
       Mission-St. Joseph's Health System Project, MBIA Insured, Pre-Refunded,
         5.125%, 10/01/28 ......................................................................         3,230,000        3,311,654
       Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%, 10/01/28 ...         1,770,000        1,797,541
       Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ................................         1,580,000        1,656,267
       Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ...................................         2,780,000        2,824,230
       Southeastern Regional Medical Center, 6.25%, 6/01/29 ....................................         4,000,000        4,144,440
       Southeastern Regional Medical Center, 5.375%, 6/01/32 ...................................         3,500,000        3,519,425
       Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ................         1,090,000        1,096,420
       Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 .....................        10,825,000       11,050,593
       Wilson Memorial Hospital Project, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/18 .........         5,000,000        5,015,100
  North Carolina Medical Care Commission Revenue,
       Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ....................................         4,500,000        4,568,985
       Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 ..................................         6,450,000        6,706,968
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ................................         7,110,000        7,263,718
       Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 ...........................         9,680,000        9,735,950
       Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 ..............................        25,970,000       26,367,601
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, MBIA Insured,
       5.25%, 1/01/19 ..........................................................................         5,000,000        5,245,350
       5.00%, 1/01/20 ..........................................................................         2,000,000        2,032,720
  North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
    5.00%, 6/01/33 .............................................................................         1,500,000        1,526,835
  North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 ........................         6,855,000        6,745,046
  Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital
    Project, MBIA Insured, 5.00%,
       4/01/31 .................................................................................         6,120,000        6,245,032
       10/01/34 ................................................................................         6,000,000        6,109,320
  Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ..........................................         1,400,000        1,425,536
  Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
    6.00%, 7/01/24 .............................................................................         5,745,000        6,035,410
  Pitt County COP, School Facilities Project,
       Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 .....................................         1,670,000        1,749,793
       Series B, AMBAC Insured, 5.00%, 4/01/29 .................................................         2,500,000        2,553,225
       Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 .....................................         1,000,000        1,053,860


130 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Raleigh Combined Enterprise System Revenue,
       5.00%, 3/01/31 ..........................................................................  $     10,360,000   $   10,561,088
       Series A, 5.00%, 3/01/36 ................................................................         6,000,000        6,124,800
  Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 .........................         6,070,000        6,197,713
  Raleigh-Durham Airport Authority Airport Revenue, Series A,
       AMBAC Insured, 5.00%, 5/01/30 ...........................................................        14,060,000       14,228,439
       FGIC Insured, 5.00%, 11/01/25 ...........................................................         6,480,000        6,584,393
       FGIC Insured, 5.00%, 11/01/31 ...........................................................         8,000,000        8,068,880
  Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ...............................         5,500,000        5,745,135
  Union County COP, AMBAC Insured, 5.00%, 6/01/30 ..............................................         5,000,000        5,088,200
  University of North Carolina at Ashville Revenue, General, Refunding, Series A, AMBAC Insured,
    5.00%, 6/01/27 .............................................................................         1,200,000        1,230,420
  University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured,
    5.00%, 4/01/32 .............................................................................         5,000,000        5,102,800
  University of North Carolina at Wilmington COP, Student Housing Project, FGIC Insured, 5.00%,
       6/01/26 .................................................................................         1,655,000        1,698,477
       6/01/27 .................................................................................         1,740,000        1,780,699
       6/01/29 .................................................................................         1,915,000        1,951,519
       6/01/37 .................................................................................        11,350,000       11,533,983
  University of North Carolina Greensboro Revenue,
       Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 .........         2,040,000        2,174,681
       Series A, FSA Insured, 5.00%, 4/01/26 ...................................................         4,940,000        5,075,801
  University of North Carolina System Pool Revenue,
       AMBAC Insured, 5.00%, 4/01/29 ...........................................................         2,500,000        2,551,825
       Series A, AMBAC Insured, 5.00%, 4/01/27 .................................................         1,430,000        1,467,924
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ...................................           670,000          710,247
       Series A, MBIA Insured, 5.00%, 10/01/33 .................................................         6,250,000        6,391,625
  University of North Carolina University Revenues,
       5.00%, 12/01/28 .........................................................................         1,000,000        1,022,500
       General, Refunding, Series A, 5.00%, 12/01/34 ...........................................        11,460,000       11,707,536
       Series A, 5.00%, 12/01/25 ...............................................................         4,000,000        4,096,880
  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
    Refunding, 5.375%, 2/01/17 .................................................................         8,000,000        8,309,840
  Wilkes County COP,
       MBIA Insured, 5.00%, 6/01/31 ............................................................         4,295,000        4,370,764
       MBIA Insured, 5.00%, 6/01/36 ............................................................         6,085,000        6,153,274
       Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ..............................         1,000,000        1,051,980
  Wilmington COP,
       AMBAC Insured, 5.00%, 9/01/29 ...........................................................         1,000,000        1,018,880
       Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 ......................................         5,310,000        5,384,446
  Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ............         8,565,000        8,723,881
  Winston-Salem Water and Sewer System Revenue,
       Pre-Refunded, 5.125%, 6/01/20 ...........................................................         2,500,000        2,647,675
       Refunding, Series A, 5.00%, 6/01/32 .....................................................         7,590,000        7,789,617
                                                                                                                     ---------------
                                                                                                                        664,682,378
                                                                                                                     ---------------


                                                         Semiannual Report | 131

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 13.5%
  PUERTO RICO 13.0%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
    5.50%, 5/15/39 .............................................................................  $      7,000,000   $    6,775,160
  Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................         4,805,000        5,064,230
       Refunding, FSA Insured, 5.125%, 7/01/30 .................................................         3,445,000        3,526,888
       Series A, 5.375%, 7/01/28 ...............................................................         4,925,000        5,044,924
       Series A, 5.125%, 7/01/31 ...............................................................         3,265,000        3,288,965
       Series A, Pre-Refunded, 5.375%, 7/01/28 .................................................         2,405,000        2,551,633
       Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................         1,000,000        1,052,130
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 .......................................            85,000           85,840
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ........................................         3,060,000        3,112,204
       Refunding, Series H, 5.00%, 7/01/35 .....................................................         1,490,000        1,485,455
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ....................................         1,915,000        1,955,809
       Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................         5,000,000        5,373,350
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................         3,000,000        3,207,600
       Series H, Pre-Refunded, 5.00%, 7/01/35 ..................................................         2,790,000        2,973,749
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................................................         7,000,000        7,100,870
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ..............................................................         8,000,000        8,176,960
  Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31 .................................................         6,000,000        6,465,540
       Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................         5,000,000        5,329,300
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................         3,000,000        3,230,970
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................................         1,000,000        1,076,990
       Series TT, 5.00%, 7/01/32 ...............................................................        10,100,000       10,099,293
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ....................................................         1,790,000        1,832,172
       Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................         5,210,000        5,587,152
       Series I, 5.00%, 7/01/36 ................................................................         2,405,000        2,375,875
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ...............................................................         5,000,000        5,229,100
                                                                                                                     ---------------
                                                                                                                        102,002,159
                                                                                                                     ---------------
  VIRGIN ISLANDS 0.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 .........................................................................         2,000,000        2,035,700
       5.625%, 10/01/25 ........................................................................         1,575,000        1,599,192
                                                                                                                     ---------------
                                                                                                                          3,634,892
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        105,637,051
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $761,784,739) ..............................................                        770,319,429
                                                                                                                     ---------------


132 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $1,500,000) 0.2%
  MUNICIPAL BOND 0.2%
  NORTH CAROLINA 0.2%
a North Carolina State GO, Series G, Weekly VRDN and Put, 3.90%, 5/01/21 .......................  $      1,500,000   $    1,500,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $763,284,739) 98.8% ..................................................                        771,819,429
  OTHER ASSETS, LESS LIABILITIES 1.2% ..........................................................                          9,234,997
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  781,054,426
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 141.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 133

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS A                                                   (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $   11.85       $   11.85   $   11.91   $   11.94   $   11.64   $   11.52
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................           0.24            0.50        0.51        0.52        0.52        0.54
   Net realized and unrealized gains (losses) ......          (0.31)             -- e     (0.06)      (0.04)       0.30        0.12
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................          (0.07)           0.50        0.45        0.48        0.82        0.66
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......          (0.25)          (0.50)      (0.51)      (0.51)      (0.52)      (0.54)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................             -- e            -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................      $   11.53       $   11.85   $   11.85   $   11.91   $   11.94   $   11.64
                                                       =============================================================================

Total return c .....................................          (0.60)%          4.37%       3.88%       4.18%       7.20%       5.90%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           0.66%           0.66%       0.67%       0.67%       0.68%       0.68%
Net investment income ..............................           4.15%           4.25%       4.27%       4.42%       4.44%       4.67%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $ 492,550       $ 493,441   $ 473,956   $ 438,871   $ 441,916   $ 426,371
Portfolio turnover rate ............................          14.11%           8.51%       5.80%       5.85%       7.01%      12.94%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


134 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS C                                                   (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $   11.97       $   11.96   $   12.02   $   12.04   $   11.74   $   11.62
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................           0.21            0.44        0.45        0.46        0.45        0.48
   Net realized and unrealized gains (losses) ......          (0.31)           0.01       (0.06)      (0.03)       0.30        0.12
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................          (0.10)           0.45        0.39        0.43        0.75        0.60
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......          (0.22)          (0.44)      (0.45)      (0.45)      (0.45)      (0.48)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................             -- e            -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................      $   11.65       $   11.97   $   11.96   $   12.02   $   12.04   $   11.74
                                                       =============================================================================

Total return c .....................................          (0.87)%          3.84%       3.27%       3.66%       6.54%       5.28%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           1.21%           1.20%       1.22%       1.22%       1.25%       1.21%
Net investment income ..............................           3.60%           3.71%       3.72%       3.87%       3.87%       4.14%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $  57,598       $  56,793   $  51,461   $  43,661   $  43,009   $  41,802
Portfolio turnover rate ............................          14.11%           8.51%       5.80%       5.85%       7.01%      12.94%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 135

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  VIRGINIA 76.9%
  Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
     5.375%, 7/01/28 ..........................................................................    $    5,000,000    $    5,044,500
  Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded,
     5.875%, 1/01/29 ..........................................................................         2,500,000         2,593,525
  Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 .......................         2,060,000         2,168,727
a Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
       6.30%, 12/01/25 ........................................................................         2,000,000         2,007,120
       Series A, 6.55%, 12/01/25 ..............................................................         5,000,000         5,063,750
  Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 .........................................         1,245,000         1,291,775
  Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ...........................         1,000,000         1,026,690
  Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
       7/15/19 ................................................................................         3,045,000         3,126,210
       7/15/32 ................................................................................         8,000,000         8,164,560
  Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
       2/15/30 ................................................................................         1,410,000         1,429,331
       2/15/34 ................................................................................         3,155,000         3,189,516
  Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%, 9/01/29 .....         8,000,000         8,262,000
  Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A, 5.00%,
       8/15/18 ................................................................................         2,100,000         2,121,504
       8/15/25 ................................................................................         5,000,000         5,020,550
  Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding,
     Series A, FHA Insured,
       5.90%, 6/15/17 .........................................................................         1,000,000         1,014,400
       6.00%, 12/15/28 ........................................................................         1,000,000         1,020,560
  Fairfax County Water Authority Water Revenue,
       Pre-Refunded, 5.00%, 4/01/27 ...........................................................         2,830,000         2,984,603
       Refunding, 5.00%, 4/01/27 ..............................................................        11,420,000        11,676,836
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
     FSA Insured, 5.00%,
       4/01/29 ................................................................................         7,115,000         7,250,327
       4/01/35 ................................................................................         6,000,000         6,097,140
  Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
     5.50%, 11/01/30 ..........................................................................         1,715,000         1,823,439
  Greater Richmond Convention Center Authority Hotel Tax Revenue,
       Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .....................         8,000,000         8,588,160
       Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ......................         8,175,000         8,802,758
       Refunding, MBIA Insured, 5.00%, 6/15/30 ................................................         8,000,000         8,154,240
  Hampton Convention Center Revenue, Refunding, AMBAC Insured,
       5.25%, 1/15/23 .........................................................................         3,000,000         3,148,170
       5.125%, 1/15/28 ........................................................................         2,605,000         2,697,946
       5.00%, 1/15/35 .........................................................................         8,600,000         8,736,826
  Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
     Series A, GNMA Secured, 6.00%, 1/20/26 ...................................................         1,060,000         1,092,245
  Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
     5.00%, 7/01/28 ...........................................................................        10,000,000        10,034,500
  Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ...............................................         1,000,000         1,073,990


136 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Harrisonburg IDA Revenue, Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
     8/15/46 ...................................................................................   $   15,000,000    $   15,064,050
  Harrisonburg IDAR, Facilities, Rockingham Memorial Hospital, AMBAC Insured,
     5.00%, 8/15/42 ............................................................................        9,595,000         9,670,417
  Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
     Series A, 6.60%, 5/01/24 ..................................................................        2,000,000         2,078,320
  Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ............        4,155,000         4,281,935
  King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ............................        3,595,000         3,666,792
  Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
     6.10%, 6/01/32 ............................................................................        1,500,000         1,661,460
  Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33 ..................       10,060,000        10,263,212
  Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%, 1/01/28 .....        8,000,000         8,117,200
  Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29 .....................................        5,545,000         5,680,464
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .....        1,000,000         1,024,960
  Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
       5.875%, 8/01/21 .........................................................................        1,420,000         1,504,376
       6.10%, 8/01/26 ..........................................................................        1,725,000         1,834,572
  Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded,
     5.50%, 1/15/22 ............................................................................        1,000,000         1,066,170
  Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ..............................................        6,000,000         6,143,760
  Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
     6.25%, 8/01/36 ............................................................................        2,950,000         3,011,242
  Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
     GNMA Secured, 5.85%, 12/20/30 .............................................................        4,060,000         4,121,631
  Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37 ......................................        2,345,000         2,395,628
  Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ...................        1,440,000         1,451,563
  Norfolk GO, Capital Improvements, Series B, FSA Insured, Pre-Refunded, 5.00%, 7/01/22 ........        1,720,000         1,818,625
  Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .........................................        5,000,000         5,016,450
  Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%, 7/01/33 ...        4,350,000         4,422,906
  Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%, 2/01/34 ....        1,000,000         1,031,600
  Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
     Refunding, FHA Insured, 8.70%, 8/01/23 ....................................................           50,000            55,487
  Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ..............        1,500,000         1,490,100
  Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured,
     5.25%, 7/15/33 ............................................................................        1,000,000         1,036,870
  Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
     AMBAC Insured, 6.00%, 12/01/33 ............................................................        2,080,000         2,127,570
  Prince William County Service Authority Water and Sewer System Revenue,
       FGIC Insured, 5.50%, 7/01/29 ............................................................        5,000,000         5,209,100
       Refunding, 5.00%, 7/01/32 ...............................................................        7,045,000         7,200,060
  Richmond GO, FGIC Insured, 5.00%, 7/15/19 ....................................................        3,690,000         3,820,036
  Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31 ......        4,400,000         4,595,052
  Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured,
     5.00%, 8/01/22 ............................................................................        2,000,000         2,043,980
  Richmond Public Utility Revenue, FSA Insured,
       5.00%, 1/15/35 ..........................................................................        3,500,000         3,562,335
       Pre-Refunded, 5.00%, 1/15/33 ............................................................        8,500,000         8,944,380


                                                         Semiannual Report | 137

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Riverside Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
      7/01/28 .................................................................................   $      7,000,000  $     7,163,240
      7/01/32 .................................................................................         12,000,000       12,204,240
  Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
      Series A, MBIA Insured, 5.25%, 8/01/31 ..................................................          5,000,000        5,246,250
      Series C, MBIA Insured, 5.00%, 8/01/35 ..................................................          7,735,000        7,881,269
  Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation,
    5.25%, 6/15/37 ............................................................................          5,000,000        5,010,050
  University of Virginia Revenue,
      General, 5.00%, 6/01/37 .................................................................          5,000,000        5,096,000
      Series A, 5.00%, 6/01/33 ................................................................         14,000,000       14,264,460
  Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27 ................          5,635,000        5,811,770
  Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21 ........................          1,865,000        1,945,960
  Virginia College Building Authority Educational Facilities Revenue,
      21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 ..............................          1,000,000        1,038,550
      Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ................................          1,500,000        1,597,125
      Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 .................          5,000,000        5,272,700
      Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 .................          4,050,000        4,270,887
  Virginia Commonwealth Transportation Board Transportation Revenue,
      Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ...........          8,920,000        9,106,250
      U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 ......          2,000,000        2,087,500
      U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 ......         10,000,000       10,437,500
  Virginia State HDA, MFHR,
      Series C, 5.30%, 11/01/16 ...............................................................          1,000,000        1,025,590
      Series H, 5.55%, 5/01/15 ................................................................          1,000,000        1,023,700
  Virginia State HDA Rental Housing Revenue,
      Series J, 5.80%, 2/01/19 ................................................................          2,000,000        2,037,100
      Series L, 5.75%, 2/01/15 ................................................................          1,000,000        1,028,610
  Virginia State Public School Authority GO, School Financing,
      Series A, 5.00%, 8/01/20 ................................................................          3,000,000        3,113,220
      Series A, 5.00%, 8/01/21 ................................................................          4,000,000        4,143,640
      Series C, 5.00%, 8/01/22 ................................................................          2,000,000        2,068,880
      Series C, 5.00%, 8/01/26 ................................................................         10,925,000       11,229,807
  Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
    8/01/27 ...................................................................................          3,000,000        3,034,470
  Virginia State Resources Authority Infrastructure Revenue,
      Senior Series A, 5.00%, 11/01/31 ........................................................          5,000,000        5,128,950
      Senior Series A, 5.00%, 11/01/36 ........................................................          4,915,000        5,023,376
      Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 .......................          5,000,000        5,087,100
  Virginia State Resources Authority Water and Sewer System Revenue,
      Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 .............             10,000           10,013
      Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ...................................          1,610,000        1,643,424
      Tuckahoe Service District Project, 5.00%, 11/01/35 ......................................          2,000,000        2,031,120
  Winchester IDA Hospital Revenue, Valley Health System Obligated, 5.25%, 1/01/37 .............          5,000,000        5,054,700
  York County Sewer Revenue, Pre-Refunded, 5.875%,
      6/01/24 .................................................................................            500,000          523,330
      6/01/29 .................................................................................          1,500,000        1,569,990
                                                                                                                    ----------------
                                                                                                                        423,328,972
                                                                                                                    ----------------


138 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  DISTRICT OF COLUMBIA 5.3%
  Metropolitan Washington D.C. Airports Authority Airport System Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ......................................   $      1,000,000  $     1,011,440
      Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .......................................         10,000,000        9,971,300
      Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ...................................          6,655,000        7,131,032
  Metropolitan Washington D.C. Airports Authority General Airport Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 ......................................          5,000,000        5,049,300
      Series B, Pre-Refunded, 5.75%, 10/01/20 .................................................          6,000,000        6,067,860
                                                                                                                    ----------------
                                                                                                                         29,230,932
                                                                                                                    ----------------
  U.S. TERRITORIES 16.6%
  PUERTO RICO 14.6%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 ..........................................................................          8,000,000        8,040,720
      5.125%, 7/01/31 .........................................................................          3,315,000        3,339,332
      5.00%, 7/01/33 ..........................................................................          2,000,000        2,003,860
      FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..............................................         10,000,000       10,605,100
      Pre-Refunded, 5.125%, 7/01/31 ...........................................................          1,685,000        1,772,839
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/36 ..............................................................          4,500,000        5,018,625
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................          5,000,000        5,373,350
      Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................          3,000,000        3,207,600
      Series G, 5.00%, 7/01/33 ................................................................          1,695,000        1,694,882
      Series G, Pre-Refunded, 5.00%, 7/01/33 ..................................................          3,305,000        3,522,667
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............................................          4,000,000        4,057,640
  Puerto Rico Electric Power Authority Power Revenue,
      Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ....................................          5,910,000        6,224,235
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................          5,000,000        5,384,950
      Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...................................          1,000,000        1,076,990
      Series TT, 5.00%, 7/01/32 ...............................................................         10,000,000        9,999,300
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 .........          2,580,000        2,637,250
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ....................................................          1,315,000        1,345,982
      Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................          3,685,000        3,951,757
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 ............................................................          1,000,000        1,045,820
                                                                                                                    ----------------
                                                                                                                         80,302,899
                                                                                                                    ----------------
  VIRGIN ISLANDS 2.0%
  Richmond Public Utility Revenue, Refunding, FSA Insured, 5.00%, 1/15/37 .....................          7,785,000        7,947,940
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 ................................................................................          1,500,000        1,530,405
      10/01/18 ................................................................................          1,500,000        1,526,775
                                                                                                                    ----------------
                                                                                                                         11,005,120
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES ......................................................................                          91,308,019
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $532,448,040) .............................................                         543,867,923
                                                                                                                    ----------------


                                                         Semiannual Report | 139

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.2%
  MUNICIPAL BONDS 1.2%
  VIRGINIA 1.1%
b Roanoke IDA Hospital Revenue, Carilion Health System, Refunding,
      Series C-1, FSA Insured, Daily VRDN and Put, 3.96%, 7/01/27 .............................   $      1,310,000  $     1,310,000
      Series C-2, FSA Insured, Daily VRDN and Put, 3.98%, 7/01/27 .............................          1,650,000        1,650,000
b Virginia College Building Authority Educational Facilities Revenue, 21st Century College
    Program, Series C, Daily VRDN and Put, 3.98%, 2/01/26 .....................................          1,920,000        1,920,000
b Virginia Small Business Financing Authority Revenue, Children's Hospital of the King's
    Daughters Inc. Project, Refunding, Weekly VRDN and Put, 3.95%, 1/01/36 ....................            855,000          855,000
                                                                                                                    ----------------
                                                                                                                          5,735,000
                                                                                                                    ----------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.73%, 12/01/15 ......................................................            650,000          650,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,385,000) ..............................................                           6,385,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $538,833,040) 100.0% ................................................                         550,252,923
  OTHER ASSETS, LESS LIABILITIES (0.0%) c .....................................................                            (104,458)
                                                                                                                    ----------------
  NET ASSETS 100.0% ...........................................................................                     $   550,148,465
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 141.

a See Note 7 regarding other considerations.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


140 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACA   - American Capital Access Holdings Inc.
ACES  - Adjustable Convertible Exempt Security
AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
CDA   - Community Development Authority/Agency
CDD   - Community Development District
CDR   - Community Development Revenue
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
CRDA  - Community Redevelopment Authority/Agency
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HDC   - Housing Development Corp.
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFH   - Multi-Family Housing
MFHR  - Multi-Family Housing Revenue
MFMR  - Multi-Family Mortgage Revenue
MFR   - Multi-Family Revenue
PBA   - Public Building Authority
PCFA  - Pollution Control Financing Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
SF    - Single Family
SFHR  - Single Family Housing Revenue
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
SFR   - Single Family Revenue
VHA   - Volunteer Hospital of America
XLCA  - XL Capital Assurance


                                                        Semiannual Report  |
The accompanying notes are an integral part of these financial statements. | 141

Franklin Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2007 (unaudited)

                                                              ------------------------------------------------------
                                                                  FRANKLIN           FRANKLIN           FRANKLIN
                                                              ALABAMA TAX-FREE   FLORIDA TAX-FREE   GEORGIA TAX-FREE
                                                                 INCOME FUND       INCOME FUND        INCOME FUND
                                                              ------------------------------------------------------
Assets:
  Investments in securities:
    Cost ..................................................   $    266,833,744   $  1,475,824,672   $    274,553,269
                                                              =======================================================
    Value .................................................   $    272,941,958   $  1,543,446,901   $    281,522,912
  Cash ....................................................             96,136                 --             40,882
  Receivables:
    Investment securities sold ............................                 --                 --          3,070,840
    Capital shares sold ...................................            136,769            562,137            751,533
    Interest ..............................................          3,820,932         22,590,558          3,429,443
                                                              -------------------------------------------------------
      Total assets ........................................        276,995,795      1,566,599,596        288,815,610
                                                              -------------------------------------------------------
Liabilities:
  Payables:
    Investment securities purchased .......................                 --                 --          3,584,258
    Capital shares redeemed ...............................            717,998          3,969,894            715,926
    Affiliates ............................................            170,338            917,976            179,814
    Distributions to shareholders .........................            301,361          1,882,995            339,750
  Accrued expenses and other liabilities ..................             64,017            187,070             61,918
                                                              -------------------------------------------------------
      Total liabilities ...................................          1,253,714          6,957,935          4,881,666
                                                              -------------------------------------------------------
        Net assets, at value ..............................   $    275,742,081   $  1,559,641,661   $    283,933,944
                                                              =======================================================
Net assets consist of:
  Paid-in capital .........................................   $    278,583,275   $  1,492,772,869   $    281,238,496
  Distributions in excess of net investment income ........           (155,899)        (1,422,064)           (95,425)
  Net unrealized appreciation (depreciation) ..............          6,108,214         67,622,229          6,969,643
  Accumulated net realized gain (loss) ....................         (8,793,509)           668,627         (4,178,770)
                                                              -------------------------------------------------------
        Net assets, at value ..............................   $    275,742,081   $  1,559,641,661   $    283,933,944
                                                              =======================================================
CLASS A:
  Net assets, at value ....................................   $    237,328,298   $  1,379,855,995   $    232,446,386
                                                              =======================================================
  Shares outstanding ......................................         21,197,754        118,974,385         19,664,626
                                                              =======================================================
  Net asset value per share a .............................   $          11.20   $          11.60   $          11.82
                                                              =======================================================
  Maximum offering price per share (net asset value
    per share / 95.75%) ...................................   $          11.70   $          12.11   $          12.34
                                                              =======================================================
CLASS B:
  Net assets, at value ....................................                 --   $     53,943,472                 --
                                                              =======================================================
  Shares outstanding ......................................                 --          4,616,929                 --
                                                              =======================================================
  Net asset value and maximum offering price per share a ..                 --   $          11.68                 --
                                                              =======================================================
CLASS C:
  Net assets, at value ....................................   $     38,413,783   $    125,842,194   $     51,487,558
                                                              =======================================================
  Shares outstanding ......................................          3,402,143         10,707,812          4,314,595
                                                              =======================================================
  Net asset value and maximum offering price per share a ..   $          11.29   $          11.75   $          11.93
                                                              =======================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


142 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                              ----------------------------------------------------------
                                                                  FRANKLIN            FRANKLIN             FRANKLIN
                                                              KENTUCKY TAX-FREE   LOUISIANA TAX-FREE   MARYLAND TAX-FREE
                                                                 INCOME FUND         INCOME FUND          INCOME FUND
                                                              ----------------------------------------------------------
Assets:
  Investments in securities:
    Cost ..................................................   $     154,303,753   $      265,490,606   $     491,956,477
                                                              ===========================================================
    Value .................................................   $     156,066,879   $      269,891,522   $     495,785,025
  Cash ....................................................              60,147               82,103              82,164
  Receivables:
    Capital shares sold ...................................           1,373,923              360,779           1,478,466
    Interest ..............................................           1,811,553            3,529,780           5,666,919
                                                              -----------------------------------------------------------
      Total assets ........................................         159,312,502          273,864,184         503,012,574
                                                              -----------------------------------------------------------
Liabilities:
  Payables:
    Investment securities purchased .......................           4,978,650            3,955,846                  --
    Capital shares redeemed ...............................             204,832              261,869           1,184,845
    Affiliates ............................................              89,613              163,106             300,541
    Distributions to shareholders .........................             166,911              295,555             552,815
  Accrued expenses and other liabilities ..................              20,269               47,013              98,761
                                                              -----------------------------------------------------------
      Total liabilities ...................................           5,460,275            4,723,389           2,136,962
                                                              -----------------------------------------------------------
        Net assets, at value ..............................   $     153,852,227   $      269,140,795   $     500,875,612
                                                              ===========================================================
Net assets consist of:
  Paid-in capital .........................................   $     154,487,763   $      267,062,842   $     498,322,312
  Distributions in excess of net investment income ........             (62,729)            (158,270)           (349,830)
  Net unrealized appreciation (depreciation) ..............           1,763,126            4,400,916           3,828,548
  Accumulated net realized gain (loss) ....................          (2,335,933)          (2,164,693)           (925,418)
                                                              -----------------------------------------------------------
        Net assets, at value ..............................   $     153,852,227   $      269,140,795   $     500,875,612
                                                              ===========================================================
CLASS A:
  Net assets, at value ....................................   $     153,852,227   $      236,030,853   $     420,500,310
                                                              ===========================================================
  Shares outstanding ......................................          13,911,192           20,875,546          36,868,014
                                                              ===========================================================
  Net asset value per share a .............................   $           11.06   $            11.31   $           11.41
                                                              ===========================================================
  Maximum offering price per share (net asset value
    per share / 95.75%) ...................................   $           11.55   $            11.81   $           11.92
                                                              ===========================================================
CLASS C:
  Net assets, at value ....................................                  --   $       33,109,942   $      80,375,302
                                                              ===========================================================
  Shares outstanding ......................................                  --            2,898,098           6,958,138
                                                              ===========================================================
  Net asset value and maximum offering price per share a ..                  --   $            11.42   $           11.55
                                                              ===========================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 143

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                              ------------------------------------------------------
                                                                                     FRANKLIN
                                                                  FRANKLIN        NORTH CAROLINA       FRANKLIN
                                                              MISSOURI TAX-FREE      TAX-FREE      VIRGINIA TAX-FREE
                                                                 INCOME FUND        INCOME FUND       INCOME FUND
                                                              ------------------------------------------------------
Assets:
  Investments in securities:
    Cost ..................................................   $     676,980,428   $  763,284,739   $     538,833,040
                                                              =======================================================
    Value .................................................   $     690,327,208   $  771,819,429   $     550,252,923
  Cash ....................................................               5,395            5,356             487,812
  Receivables:
    Capital shares sold ...................................           1,115,833        1,894,712             380,499
    Interest ..............................................           8,510,259       10,451,117           5,790,705
                                                              -------------------------------------------------------
      Total assets ........................................         699,958,695      784,170,614         556,911,939
                                                              =======================================================
Liabilities:
  Payables:
    Investment securities purchased .......................                  --               --           5,028,005
    Capital shares redeemed ...............................             894,636        1,669,363             711,600
    Affiliates ............................................             386,322          455,138             311,121
    Distributions to shareholders .........................             788,563          848,882             615,541
  Accrued expenses and other liabilities ..................             104,840          142,805              97,207
                                                              -------------------------------------------------------
      Total liabilities ...................................           2,174,361        3,116,188           6,763,474
                                                              -------------------------------------------------------
        Net assets, at value ..............................   $     697,784,334   $  781,054,426   $     550,148,465
                                                              =======================================================
Net assets consist of:
  Paid-in capital .........................................   $     690,313,193   $  776,475,721   $     543,188,776
  Distributions in excess of net investment income ........            (415,981)        (615,002)           (541,694)
  Net unrealized appreciation (depreciation) ..............          13,346,780        8,534,690          11,419,883
  Accumulated net realized gain (loss) ....................          (5,459,658)      (3,340,983)         (3,918,500)
                                                              -------------------------------------------------------
        Net assets, at value ..............................   $     697,784,334   $  781,054,426   $     550,148,465
                                                              =======================================================
CLASS A:
  Net assets, at value ....................................   $     627,831,349   $  655,886,164   $     492,550,447
                                                              =======================================================
  Shares outstanding ......................................          52,538,024       54,854,962          42,721,788
                                                              =======================================================
  Net asset value per share a .............................   $           11.95   $        11.96   $           11.53
                                                              =======================================================
  Maximum offering price per share (net asset value
    per share / 95.75%) ...................................   $           12.48   $        12.49   $           12.04
                                                              =======================================================
CLASS C:
  Net assets, at value ....................................   $      69,952,985   $  125,168,262   $      57,598,018
                                                              =======================================================
  Shares outstanding ......................................           5,816,725       10,358,788           4,943,396
                                                              =======================================================
  Net asset value and maximum offering price per share a ..   $           12.03   $        12.08   $           11.65
                                                              =======================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


144 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS
for the six months ended August 31, 2007 (unaudited)

                                                                           ------------------------------------------------------
                                                                               FRANKLIN            FRANKLIN         FRANKLIN
                                                                           ALABAMA TAX-FREE   FLORIDA TAX-FREE   GEORGIA TAX-FREE
                                                                              INCOME FUND         INCOME FUND       INCOME FUND
                                                                           ------------------------------------------------------
Investment income:
  Interest .............................................................   $      6,739,884   $     41,477,016   $      6,778,948
                                                                           -------------------------------------------------------
Expenses:
  Management fees (Note 3a) ............................................            751,422          3,742,547            760,308
  Distribution fees: (Note 3c)
    Class A ............................................................            120,787            718,374            115,484
    Class B ............................................................                 --            184,954                 --
    Class C ............................................................            126,211            425,666            171,017
  Transfer agent fees (Note 3e) ........................................             74,085            338,161             78,907
  Custodian fees .......................................................              2,009             12,611              2,027
  Reports to shareholders ..............................................              9,652             54,699             10,845
  Registration and filing fees .........................................              6,299             13,212              5,834
  Professional fees ....................................................             10,304             28,471             10,683
  Trustees' fees and expenses ..........................................                664              5,673                941
  Other ................................................................             15,574             36,504             13,166
                                                                           -------------------------------------------------------
      Total expenses ...................................................          1,117,007          5,560,872          1,169,212
                                                                           -------------------------------------------------------
        Net investment income ..........................................          5,622,877         35,916,144          5,609,736
                                                                           -------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ............................           (178,620)           975,073           (344,372)
  Net change in unrealized appreciation (depreciation) on investments ..         (7,436,866)       (45,537,112)        (8,377,080)
                                                                           -------------------------------------------------------
Net realized and unrealized gain (loss) ................................         (7,615,486)       (44,562,039)        (8,721,452)
                                                                           -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ........   $     (1,992,609)  $     (8,645,895)  $     (3,111,716)
                                                                           =======================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 145

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2007 (unaudited)

                                                                         ----------------------------------------------------------
                                                                             FRANKLIN            FRANKLIN             FRANKLIN
                                                                         KENTUCKY TAX-FREE   LOUISIANA TAX-FREE   MARYLAND TAX-FREE
                                                                            INCOME FUND         INCOME FUND          INCOME FUND
                                                                         ----------------------------------------------------------
Investment income:
  Interest ...........................................................   $       3,617,670   $        6,317,055   $      11,944,243
                                                                         -----------------------------------------------------------
Expenses:
  Management fees (Note 3a) ..........................................             441,813              714,529           1,244,379
  Distribution fees: (Note 3c)
    Class A ..........................................................              76,113              114,601             210,283
    Class C ..........................................................                  --              104,931             253,150
  Transfer agent fees (Note 3e) ......................................              33,995               56,133             144,083
  Custodian fees .....................................................               1,113                1,830               3,657
  Reports to shareholders ............................................               6,989                7,237              20,802
  Registration and filing fees .......................................               1,775                2,133               6,754
  Professional fees ..................................................              10,677               11,465              12,503
  Trustees' fees and expenses ........................................                 547                  690               1,496
  Other ..............................................................               8,606               13,956              15,299
                                                                         -----------------------------------------------------------
      Total expenses .................................................             581,628            1,027,505           1,912,406
      Expenses waived by affiliates (Note 3f) ........................             (14,135)                  --                  --
                                                                         -----------------------------------------------------------
        Net expenses .................................................             567,493            1,027,505           1,912,406
                                                                         -----------------------------------------------------------
          Net investment income ......................................           3,050,177            5,289,550          10,031,837
                                                                         -----------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ..........................             (85,858)            (189,173)             45,094
  Net change in unrealized appreciation (depreciation) on
    investments ......................................................          (4,959,231)          (6,703,390)        (18,376,036)
                                                                         -----------------------------------------------------------
Net realized and unrealized gain (loss) ..............................          (5,045,089)          (6,892,563)        (18,330,942)
                                                                         -----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ......   $      (1,994,912)  $       (1,603,013)  $      (8,299,105)
                                                                         ===========================================================


146 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2007 (unaudited)

                                                                             -------------------------------------------------------
                                                                                                    FRANKLIN
                                                                                  FRANKLIN       NORTH CAROLINA        FRANKLIN
                                                                             MISSOURI TAX-FREE      TAX-FREE      VIRGINIA TAX-FREE
                                                                                INCOME FUND        INCOME FUND       INCOME FUND
                                                                             -------------------------------------------------------
Investment income:
  Interest ...............................................................   $      16,931,657    $  18,287,442     $  13,392,734
                                                                             -------------------------------------------------------
Expenses:
Management fees (Note 3a) ................................................           1,691,014        1,864,587         1,369,984
  Distribution fees: (Note 3c)
    Class A ..............................................................             313,841          325,375           249,215
    Class C ..............................................................             229,795          401,603           187,226
  Transfer agent fees (Note 3e) ..........................................             173,132          194,923           139,620
  Custodian fees .........................................................               5,064            5,477             4,152
  Reports to shareholders ................................................              15,694           27,739            20,953
  Registration and filing fees ...........................................               7,314            9,212             6,628
  Professional fees ......................................................              15,193           15,487            12,727
  Trustees' fees and expenses ............................................               2,587            2,865             1,849
  Other ..................................................................              24,933           26,058            21,509
                                                                             -------------------------------------------------------
      Total expenses .....................................................           2,478,567        2,873,326         2,013,863
                                                                             -------------------------------------------------------
        Net investment income ............................................          14,453,090       15,414,116        11,378,871
                                                                             -------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ..............................          (1,144,884)        (840,572)          247,875
  Net change in unrealized appreciation (depreciation) on investments ....         (22,734,901)     (25,947,560)      (15,178,563)
                                                                             -------------------------------------------------------
Net realized and unrealized gain (loss) ..................................         (23,879,785)     (26,788,132)      (14,930,688)
                                                                             -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ..........   $      (9,426,695)   $ (11,374,016)    $  (3,551,817)
                                                                             =======================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 147

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                       ----------------------------------------------------------------------
                                                               FRANKLIN ALABAMA                    FRANKLIN FLORIDA
                                                             TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                                       ----------------------------------------------------------------------
                                                       SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                        AUGUST 31, 2007    FEBRUARY 28,    AUGUST 31, 2007     FEBRUARY 28,
                                                          (UNAUDITED)          2007          (UNAUDITED)           2007
                                                       ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................   $      5,622,877   $  11,425,892   $     35,916,144   $    76,162,197
    Net realized gain (loss) from investments ......           (178,620)        593,990            975,073         3,755,199
    Net change in unrealized appreciation
      (depreciation) on investments ................         (7,436,866)       (166,203)       (45,537,112)       (2,441,202)
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ................         (1,992,609)     11,853,679         (8,645,895)       77,476,194
                                                       ----------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ......................................         (4,968,078)    (10,084,627)       (32,645,244)      (68,431,902)
      Class B ......................................                 --              --         (1,128,172)       (2,517,336)
      Class C ......................................           (685,976)     (1,347,737)        (2,593,468)       (5,623,163)
    Net realized gains:
      Class A ......................................                 --              --         (1,196,462)               --
      Class B ......................................                 --              --            (46,453)               --
      Class C ......................................                 --              --           (108,194)               --
                                                       ----------------------------------------------------------------------
  Total distributions to shareholders ..............         (5,654,054)    (11,432,364)       (37,717,993)      (76,572,401)
                                                       ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ......................................           (348,849)      6,082,311        (55,594,620)      (58,115,718)
      Class B ......................................                 --              --         (3,916,547)       (8,617,307)
      Class C ......................................          1,371,120       2,376,152         (7,153,026)       (4,005,040)
                                                       ----------------------------------------------------------------------
  Total capital share transactions .................          1,022,271       8,458,463        (66,664,193)      (70,738,065)
                                                       ----------------------------------------------------------------------
  Redemption fees ..................................                671              21                 72             2,221
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets ......         (6,623,721)      8,879,799       (113,028,009)      (69,832,051)
Net assets:
  Beginning of period ..............................        282,365,802     273,486,003      1,672,669,670     1,742,501,721
                                                       ----------------------------------------------------------------------
  End of period ....................................   $    275,742,081   $ 282,365,802   $  1,559,641,661   $ 1,672,669,670
                                                       ======================================================================
Distributions in excess of net investment
  income included in net assets:
    End of period ..................................   $       (155,899)  $    (124,722)  $     (1,422,064)  $      (971,324)
                                                       ======================================================================


148 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       ----------------------------------------------------------------------
                                                               FRANKLIN GEORGIA                    FRANKLIN KENTUCKY
                                                             TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                                       ----------------------------------------------------------------------
                                                       SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                        AUGUST 31, 2007    FEBRUARY 28,    AUGUST 31, 2007     FEBRUARY 28,
                                                          (UNAUDITED)          2007          (UNAUDITED)           2007
                                                       ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................   $      5,609,736   $  10,482,106   $      3,050,177   $     5,493,822
    Net realized gain (loss) from investments ......           (344,372)       (102,207)           (85,858)           52,844
    Net change in unrealized appreciation
      (depreciation) on investments ................         (8,377,080)      1,679,433         (4,959,231)          681,029
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ................         (3,111,716)     12,059,332         (1,994,912)        6,227,695
                                                       ----------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ......................................         (4,746,437)     (8,735,103)        (3,049,312)       (5,512,105)
      Class C ......................................           (917,404)     (1,646,821)                --                --
                                                       ----------------------------------------------------------------------
  Total distributions to shareholders ..............         (5,663,841)    (10,381,924)        (3,049,312)       (5,512,105)
                                                       ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ......................................         18,621,911      13,776,324         10,672,031        19,255,076
      Class C ......................................          2,398,010       6,377,834                 --                --
                                                       ----------------------------------------------------------------------
  Total capital share transactions .................         21,019,921      20,154,158         10,672,031        19,255,076
                                                       ----------------------------------------------------------------------
  Redemption fees ..................................                  1               3                 10                57
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets ......         12,244,365      21,831,569          5,627,817        19,970,723
Net assets:
  Beginning of period ..............................        271,689,579     249,858,010        148,224,410       128,253,687
                                                       ----------------------------------------------------------------------
  End of period ....................................   $    283,933,944   $ 271,689,579   $    153,852,227   $   148,224,410
                                                       ======================================================================
Distributions in excess of net investment
  income included in net assets:
    End of period ..................................   $        (95,425)  $     (41,320)  $        (62,729)  $       (63,594)
                                                       ======================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 149

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       ----------------------------------------------------------------------
                                                              FRANKLIN LOUISIANA                   FRANKLIN MARYLAND
                                                             TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                                       ----------------------------------------------------------------------
                                                       SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                        AUGUST 31, 2007    FEBRUARY 28,    AUGUST 31, 2007     FEBRUARY 28,
                                                         (UNAUDITED)           2007          (UNAUDITED)           2007
                                                       ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................   $      5,289,550   $   9,390,109   $     10,031,837   $    18,790,511
    Net realized gain (loss) from investments ......           (189,173)        283,687             45,094           477,762
    Net change in unrealized appreciation
      (depreciation) on investments ................         (6,703,390)      1,793,047        (18,376,036)        2,716,640
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ................         (1,603,013)     11,466,843         (8,299,105)       21,984,913
                                                       ----------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ......................................         (4,770,125)     (8,522,083)        (8,779,717)      (16,526,786)
      Class C ......................................           (571,975)       (896,730)        (1,383,600)       (2,390,301)
                                                       ----------------------------------------------------------------------
  Total distributions to shareholders ..............         (5,342,100)     (9,418,813)       (10,163,317)      (18,917,087)
                                                       ----------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ......................................         21,196,603      30,768,390         25,201,363        39,127,869
      Class C ......................................          4,934,350       5,485,909         11,309,484        11,509,723
                                                       ----------------------------------------------------------------------
  Total capital share transactions .................         26,130,953      36,254,299         36,510,847        50,637,592
                                                       ----------------------------------------------------------------------
  Redemption fees ..................................                498              96                225             1,164
                                                       ----------------------------------------------------------------------
        Net increase (decrease) in net assets ......         19,186,338      38,302,425         18,048,650        53,706,582
Net assets:
  Beginning of period ..............................        249,954,457     211,652,032        482,826,962       429,120,380
                                                       ----------------------------------------------------------------------
  End of period ....................................   $    269,140,795   $ 249,954,457   $    500,875,612   $   482,826,962
                                                       ======================================================================
Distributions in excess of net investment
  income included in net assets:
    End of period ..................................   $       (158,270)  $    (105,720)  $       (349,830)  $      (218,350)
                                                       ======================================================================


150 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 ------------------------------------------------------------------
                                                                        FRANKLIN MISSOURI              FRANKLIN NORTH CAROLINA
                                                                       TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                                 ------------------------------------------------------------------
                                                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                                  AUGUST 31, 2007   FEBRUARY 28,    AUGUST 31, 2007   FEBRUARY 28,
                                                                    (UNAUDITED)         2007          (UNAUDITED)         2007
                                                                 ------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................................   $     14,453,090   $ 27,194,657   $     15,414,116   $ 27,279,790
    Net realized gain (loss) from investments ................         (1,144,884)        87,961           (840,572)      (137,092)
    Net change in unrealized appreciation
      (depreciation) on investments ..........................        (22,734,901)     3,292,249        (25,947,560)     5,275,946
                                                                 ------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ..........................         (9,426,695)    30,574,867        (11,374,016)    32,418,644
                                                                 ------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ................................................        (13,246,099)   (24,717,093)       (13,372,401)   (23,673,523)
      Class C ................................................         (1,282,556)    (2,504,144)        (2,168,298)    (3,903,405)
                                                                 ------------------------------------------------------------------
  Total distributions to shareholders ........................        (14,528,655)   (27,221,237)       (15,540,699)   (27,576,928)
                                                                 ------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ................................................         36,236,488     47,844,236         51,756,571    113,407,890
      Class C ................................................          2,227,928      1,032,830         11,863,987     17,138,999
                                                                 ------------------------------------------------------------------
  Total capital share transactions ...........................         38,464,416     48,877,066         63,620,558    130,546,889
                                                                 ------------------------------------------------------------------
  Redemption fees ............................................              2,222             50                 12          1,823
                                                                 ------------------------------------------------------------------
        Net increase (decrease) in net assets ................         14,511,288     52,230,746         36,705,855    135,390,428
Net assets:
  Beginning of period ........................................        683,273,046    631,042,300        744,348,571    608,958,143
                                                                 ------------------------------------------------------------------
  End of period ..............................................   $    697,784,334   $683,273,046   $    781,054,426   $744,348,571
                                                                 ==================================================================
Distributions in excess of net investment
  income included in net assets:
    End of period ............................................   $       (415,981)  $   (340,416)  $       (615,002)  $   (488,419)
                                                                 ==================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 151

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             --------------------------------
                                                                                                    FRANKLIN VIRGINIA
                                                                                                   TAX-FREE INCOME FUND
                                                                                             --------------------------------
                                                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                                             AUGUST 31, 2007    FEBRUARY 28,
                                                                                               (UNAUDITED)          2007
                                                                                             --------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................................   $     11,378,871   $ 22,432,942
    Net realized gain (loss) from investments ............................................            247,875      1,539,558
    Net change in unrealized appreciation (depreciation) on investments ..................        (15,178,563)      (937,465)
                                                                                             --------------------------------
        Net increase (decrease) in net assets resulting from operations ..................         (3,551,817)    23,035,035
                                                                                             --------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ............................................................................        (10,560,923)   (20,621,434)
      Class C ............................................................................         (1,046,150)    (1,983,150)
                                                                                             --------------------------------
  Total distributions to shareholders ....................................................        (11,607,073)   (22,604,584)
                                                                                             --------------------------------
  Capital share transactions: (Note 2)
      Class A ............................................................................         12,715,782     19,152,705
      Class C ............................................................................          2,356,850      5,234,023
                                                                                             --------------------------------
  Total capital share transactions .......................................................         15,072,632     24,386,728
                                                                                             --------------------------------
  Redemption fees ........................................................................                 73            651
                                                                                             --------------------------------
        Net increase (decrease) in net assets ............................................            (86,185)    24,817,830
Net assets:
  Beginning of period ....................................................................        550,234,650    525,416,820
                                                                                             --------------------------------
  End of period ..........................................................................   $    550,148,465   $550,234,650
                                                                                             ================================
Distributions in excess of net investment income included in net assets:
  End of period ..........................................................................   $       (541,694)  $   (313,492)
                                                                                             ================================


152 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-five separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

------------------------------------------------------------------------------------------------------------------
CLASS A                      CLASS A & CLASS C                              CLASS A, CLASS B, & CLASS C
------------------------------------------------------------------------------------------------------------------
Franklin Kentucky Tax-Free   Franklin Alabama Tax-Free Income Fund          Franklin Florida Tax-Free Income Fund
  Income Fund                Franklin Georgia Tax-Free Income Fund
                             Franklin Louisiana Tax-Free Income Fund
                             Franklin Maryland Tax-Free Income Fund
                             Franklin Missouri Tax-Free Income Fund
                             Franklin North Carolina Tax-Free Income Fund
                             Franklin Virginia Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                         Semiannual Report | 153

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


154 | Semiannual Report

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                                                      --------------------------------------------------------
                                                                           FRANKLIN ALABAMA             FRANKLIN FLORIDA
                                                                         TAX-FREE INCOME FUND         TAX-FREE INCOME FUND
                                                                      --------------------------------------------------------
                                                                        SHARES        AMOUNT         SHARES         AMOUNT
                                                                      --------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold .....................................................    1,512,636   $ 17,158,748     4,369,769   $  51,359,492
  Shares issued in reinvestment of
    distributions .................................................      246,599      2,792,254     1,287,566      15,105,947
  Shares redeemed .................................................   (1,789,147)   (20,299,851)  (10,391,767)   (122,060,059)
                                                                      --------------------------------------------------------
  Net increase (decrease) .........................................      (29,912)  $   (348,849)   (4,734,432)  $ (55,594,620)
                                                                      ========================================================
Year ended February 28, 2007
  Shares sold .....................................................    2,519,115   $ 28,789,935    11,574,824   $ 136,974,591
  Shares issued in reinvestment of
    distributions .................................................      479,619      5,475,921     2,560,339      30,327,849
  Shares redeemed .................................................   (2,469,108)   (28,183,545)  (19,035,566)   (225,418,158)
                                                                      --------------------------------------------------------
  Net increase (decrease) .........................................      529,626   $  6,082,311    (4,900,403)  $ (58,115,718)
                                                                      ========================================================
CLASS B SHARES:
Six Months ended August 31, 2007
  Shares sold .....................................................                                    28,093   $     333,775
  Shares issued in reinvestment of
    distributions .................................................                                    54,992         649,961
  Shares redeemed .................................................                                  (413,984)     (4,900,283)
                                                                                                  ----------------------------
  Net increase (decrease) .........................................                                  (330,899)  $  (3,916,547)
                                                                                                  ============================


                                                         Semiannual Report | 155

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    ------------------------------------------------------------------
                                           FRANKLIN ALABAMA                    FRANKLIN FLORIDA
                                         TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                    ------------------------------------------------------------------
                                       SHARES           AMOUNT            SHARES            AMOUNT
                                    ------------------------------------------------------------------
CLASS B SHARES: (CONTINUED)
Year ended February 28, 2007
  Shares sold ...................                                           63,363       $    755,690
  Shares issued in reinvestment
    of distributions ............                                          113,079          1,348,912
  Shares redeemed ...............                                         (899,821)       (10,721,909)
                                                                        ------------------------------
  Net increase (decrease) .......                                         (723,379)      $ (8,617,307)
                                                                        ==============================
CLASS C SHARES:
Six Months ended August 31, 2007
  Shares sold ...................       422,343      $  4,822,405          738,784       $  8,790,104
  Shares issued in reinvestment
    of distributions ............        28,413           324,415          120,382          1,431,046
  Shares redeemed ...............      (331,675)       (3,775,700)      (1,458,752)       (17,374,176)
                                    -------------------------------------------------------------------
  Net increase (decrease) .......       119,081      $  1,371,120         (599,586)      $ (7,153,026)
                                    ===================================================================
Year ended February 28, 2007
  Shares sold ...................       580,065      $  6,678,985        1,908,430       $ 22,875,111
  Shares issued in reinvestment
    of distributions ............        56,340           648,521          249,556          2,993,714
  Shares redeemed ...............      (430,268)       (4,951,354)      (2,487,753)       (29,873,865)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......       206,137      $  2,376,152         (329,767)      $ (4,005,040)
                                    ==================================================================

                                    ------------------------------------------------------------------
                                           FRANKLIN GEORGIA                   FRANKLIN KENTUCKY
                                         TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                    ------------------------------------------------------------------
                                       SHARES           AMOUNT            SHARES            AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold ...................     2,417,639      $ 29,082,685        1,400,309       $ 15,737,488
  Shares issued in reinvestment
    of distributions ............       248,196         2,968,866          176,050          1,975,970
  Shares redeemed ...............    (1,121,704)      (13,429,640)        (627,334)        (7,041,427)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     1,544,131      $ 18,621,911          949,025       $ 10,672,031
Year ended February 28, 2007
  Shares sold ...................     3,364,207      $ 40,533,072        2,491,343       $ 28,210,789
  Shares issued in reinvestment
    of distributions .............       470,243         5,665,748          299,040          3,384,752
  Shares redeemed ...............    (2,687,328)      (32,422,496)      (1,089,754)       (12,340,465)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     1,147,122      $ 13,776,324        1,700,629       $ 19,255,076
                                    ==================================================================


156 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    -----------------------------
                                           FRANKLIN GEORGIA
                                         TAX-FREE INCOME FUND
                                    -----------------------------
                                       SHARES           AMOUNT
                                    -----------------------------
CLASS C SHARES:
Six Months ended August 31, 2007
  Shares sold ...................       749,038     $  9,068,750
  Shares issued in reinvestment
    of distributions ............        46,844          565,808
  Shares redeemed ...............      (600,003)      (7,236,548)
                                    -----------------------------
  Net increase (decrease) .......       195,879     $  2,398,010
                                    =============================
Year ended February 28, 2007
  Shares sold ...................     1,056,465     $ 12,855,131
  Shares issued in reinvestment
    of distributions ............        81,248          988,372
  Shares redeemed ...............      (613,251)      (7,465,669)
                                    -----------------------------
  Net increase (decrease) .......       524,462     $  6,377,834
                                    =============================

                                    ------------------------------------------------------------------
                                         FRANKLIN LOUISIANA                  FRANKLIN MARYLAND
                                        TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                    ------------------------------------------------------------------
                                       SHARES           AMOUNT            SHARES            AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold ...................     2,783,365     $ 31,822,396         4,205,045       $ 48,914,105
  Shares issued in reinvestment
    of distributions ............       274,390        3,134,156           480,139          5,568,220
  Shares redeemed ...............    (1,203,768)     (13,759,949)       (2,524,209)       (29,280,962)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     1,853,987     $ 21,196,603         2,160,975       $ 25,201,363
                                    ==================================================================
Year ended February 28, 2007
  Shares sold ...................     4,048,612     $ 46,521,915         7,003,809       $ 81,862,889
  Shares issued in reinvestment
    of distributions ............       490,398        5,635,163           890,920         10,422,243
  Shares redeemed ...............    (1,864,792)     (21,388,688)       (4,546,144)       (53,157,263)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     2,674,218     $ 30,768,390         3,348,585       $ 39,127,869
                                    ==================================================================
CLASS C SHARES:
Six Months ended August 31, 2007
  Shares sold ...................       624,188     $  7,238,622         1,377,413       $ 16,254,525
  Shares issued in reinvestment
    of distributions ............        31,956          368,635            77,029            904,063
  Shares redeemed ...............      (232,506)      (2,672,907)         (498,271)        (5,849,104)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......       423,638     $  4,934,350           956,171       $ 11,309,484
                                    ==================================================================
Year ended February 28, 2007
  Shares sold ...................       842,243     $  9,798,274         1,666,293       $ 19,706,435
  Shares issued in reinvestment
    of distributions ............        48,730          565,464           128,266          1,519,318
  Shares redeemed ...............      (421,220)      (4,877,829)         (821,596)        (9,716,030)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......       469,753     $  5,485,909           972,963       $ 11,509,723
                                    ==================================================================


                                                         Semiannual Report | 157

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    ------------------------------------------------------------------
                                          FRANKLIN MISSOURI                FRANKLIN NORTH CAROLINA
                                        TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                    ------------------------------------------------------------------
                                       SHARES           AMOUNT            SHARES            AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold ...................     5,067,154     $ 61,650,161         7,287,112       $ 88,727,183
  Shares issued in reinvestment
    of distributions ............       666,992        8,093,243           691,230          8,393,898
  Shares redeemed ...............    (2,761,811)     (33,506,916)       (3,743,239)       (45,364,510)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     2,972,335     $ 36,236,488         4,235,103       $ 51,756,571
                                    ==================================================================
Year ended February 28, 2007
  Shares sold ...................     7,990,480     $ 97,636,332        13,373,011       $163,736,949
  Shares issued in reinvestment
    of distributions ............     1,224,271       14,960,169         1,215,040         14,878,520
  Shares redeemed ...............    (5,305,879)     (64,752,265)       (5,330,579)       (65,207,579)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......     3,908,872     $ 47,844,236         9,257,472       $113,407,890
                                    ==================================================================
CLASS C SHARES:
Six Months ended August 31, 2007
  Shares sold ...................       696,661     $  8,532,758         1,485,489       $ 18,294,159
  Shares issued in reinvestment
    of distributions ............        66,406          811,117           110,348          1,353,901
  Shares redeemed ...............      (582,545)      (7,115,947)         (634,817)        (7,784,073)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......       180,522     $  2,227,928           961,020       $ 11,863,987
                                    ==================================================================
Year ended February 28, 2007
  Shares sold ...................       907,134     $ 11,152,508         2,523,560       $ 31,212,679
  Shares issued in reinvestment
    of distributions ............       128,587        1,580,545           192,200          2,377,116
  Shares redeemed ...............      (954,063)     (11,700,223)       (1,331,485)       (16,450,796)
                                    ------------------------------------------------------------------
  Net increase (decrease) .......        81,658     $  1,032,830         1,384,275       $ 17,138,999
                                    ==================================================================

                                    -----------------------------
                                           FRANKLIN VIRGINIA
                                         TAX-FREE INCOME FUND
                                    -----------------------------
                                       SHARES           AMOUNT
                                    -----------------------------
CLASS A SHARES:
Six Months ended August 31, 2007
  Shares sold ...................     3,488,211     $ 40,812,156
  Shares issued in reinvestment
    of distributions ............       552,660        6,445,077
  Shares redeemed ...............    (2,960,541)     (34,541,451)
                                    -----------------------------
  Net increase (decrease) .......     1,080,330     $ 12,715,782
                                    =============================
Year ended February 28, 2007

  Shares sold ...................     6,489,824     $ 76,246,042
  Shares issued in reinvestment
    of distributions ............     1,066,713       12,543,244
  Shares redeemed ...............    (5,927,927)     (69,636,581)
                                    -----------------------------
  Net increase (decrease) .......     1,628,610     $ 19,152,705
                                    =============================


158 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                       -------------------------
                                                           FRANKLIN VIRGINIA
                                                         TAX-FREE INCOME FUND
                                                       -------------------------
                                                        SHARES        AMOUNT
                                                       -------------------------
CLASS C SHARES:
Six Months ended August 31, 2007
   Shares sold .....................................    554,180   $   6,539,676
   Shares issued in reinvestment of
     distributions .................................     59,640         702,760
   Shares redeemed .................................   (414,278)     (4,885,586)
                                                       -------------------------
   Net increase (decrease) .........................    199,542   $   2,356,850
                                                       =========================
Year ended February 28, 2007
   Shares sold .....................................    994,357   $  11,800,411
   Shares issued in reinvestment of
     distributions .................................    112,170       1,332,477
   Shares redeemed .................................   (665,136)     (7,898,865)
                                                       -------------------------
   Net increase (decrease) .........................    441,391   $   5,234,023
                                                       =========================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $10 billion
       0.440%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.


                                                         Semiannual Report | 159

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                          -----------------------------------------------------
                            FRANKLIN     FRANKLIN     FRANKLIN       FRANKLIN
                            ALABAMA      FLORIDA      GEORGIA        KENTUCKY
                            TAX-FREE     TAX-FREE     TAX-FREE       TAX-FREE
                          INCOME FUND  INCOME FUND  INCOME FUND    INCOME FUND
                          ------------------------------------------------------
Reimbursement Plans:
   Class A ............      0.10%        0.10%        0.10%          0.10%

Compensation Plans:
   Class B ............        --         0.65%          --             --
   Class C ............      0.65%        0.65%        0.65%            --

                          ------------------------------------------------------
                            FRANKLIN     FRANKLIN     FRANKLIN      FRANKLIN
                           LOUISIANA     MARYLAND     MISSOURI   NORTH CAROLINA
                            TAX-FREE     TAX-FREE     TAX-FREE      TAX-FREE
                          INCOME FUND  INCOME FUND  INCOME FUND    INCOME FUND
                          ------------------------------------------------------
Reimbursement Plans:
   Class A ............      0.10%        0.10%        0.10%          0.10%

Compensation Plans:
   Class C ............      0.65%        0.65%        0.65%          0.65%

                          ------------
                            FRANKLIN
                            VIRGINIA
                            TAX-FREE
                          INCOME FUND
                          ------------
Reimbursement Plans:
   Class A ............      0.10%

Compensation Plans:
   Class C ............      0.65%


160 | Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          ALABAMA         FLORIDA        GEORGIA
                                                          TAX-FREE       TAX-FREE       TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Sales charges retained net of commissions paid to
  unaffiliated broker/dealers .......................   $    37,036   $       97,133   $    65,999
Contingent deferred sales charges retained ..........   $     3,901   $       69,396   $     2,460

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          KENTUCKY       LOUISIANA       MARYLAND
                                                          TAX-FREE       TAX-FREE        TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Sales charges retained net of commissions paid to
  unaffiliated broker/dealers .......................   $    46,868   $       91,239   $   117,851
Contingent deferred sales charges retained ..........   $        --   $        3,645   $    18,363

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          MISSOURI    NORTH CAROLINA     VIRGINIA
                                                          TAX-FREE       TAX-FREE        TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Sales charges retained net of commissions paid to
  unaffiliated broker/dealers .......................   $   168,194   $      198,248   $   112,583
Contingent deferred sales charges retained ..........   $     1,992   $       18,818   $     3,983

E. TRANSFER AGENT FEES

For the period ended August 31, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          ALABAMA         FLORIDA         GEORGIA
                                                          TAX-FREE       TAX-FREE        TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Transfer agent fees .................................   $    29,886   $      149,057   $    35,006

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          KENTUCKY       LOUISIANA       MARYLAND
                                                          TAX-FREE       TAX-FREE        TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Transfer agent fees .................................   $    14,607   $       24,895   $    67,975

                                                        -------------------------------------------
                                                          FRANKLIN       FRANKLIN        FRANKLIN
                                                          MISSOURI    NORTH CAROLINA     VIRGINIA
                                                          TAX-FREE       TAX-FREE        TAX-FREE
                                                        INCOME FUND     INCOME FUND    INCOME FUND
                                                        -------------------------------------------
Transfer agent fees .................................   $    88,937   $       78,028   $    69,165


                                                         Semiannual Report | 161

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for the Franklin Kentucky Tax-Free Income Fund. Total expenses waived by Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end. Effective June 21, 2007, the waiver was discontinued for the fund.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2007, the capital loss carryforwards were as follows:

                                                        ---------------------------------------
                                                          FRANKLIN      FRANKLIN      FRANKLIN
                                                          ALABAMA       GEORGIA       KENTUCKY
                                                          TAX-FREE      TAX-FREE      TAX-FREE
                                                        INCOME FUND   INCOME FUND   INCOME FUND
                                                        ---------------------------------------
Capital loss carryforwards expiring in:
   2008 .............................................   $   298,563   $ 1,370,476   $   252,252
   2009 .............................................       135,955       833,999            --
   2010 .............................................     7,179,861            --       413,791
   2011 .............................................       804,634            --            --
   2012 .............................................       195,876       972,862     1,264,854
   2013 .............................................            --       416,353       253,770
   2014 .............................................            --        68,078        65,408
   2015 .............................................            --       125,659            --
                                                        ---------------------------------------
                                                        $ 8,614,889   $ 3,787,427   $ 2,250,075
                                                        =======================================

                                                        ---------------------------------------
                                                          FRANKLIN      FRANKLIN      FRANKLIN
                                                          LOUISIANA     MARYLAND      MISSOURI
                                                          TAX-FREE      TAX-FREE      TAX-FREE
                                                        INCOME FUND   INCOME FUND   INCOME FUND
                                                        ---------------------------------------
Capital loss carryforwards expiring in:
   2008 .............................................   $   282,869   $        --   $        --
   2009 .............................................       171,149       123,307       838,251
   2010 .............................................            --        19,821            --
   2011 .............................................            --            --       316,094
   2012 .............................................     1,281,282            --     1,619,914
   2013 .............................................       240,220       727,384     1,384,535
                                                        ---------------------------------------
                                                        $ 1,975,520   $   970,512   $ 4,158,794
                                                        =======================================


162 | Semiannual Report

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

                                             -----------------------------
                                                FRANKLIN       FRANKLIN
                                             NORTH CAROLINA    VIRGINIA
                                                TAX-FREE       TAX-FREE
                                               INCOME FUND    INCOME FUND
                                             -----------------------------
Capital loss carryforwards expiring in:
   2008 ..................................   $           --   $   333,586
   2009 ..................................        2,029,214     1,407,973
   2010 ..................................               --     1,188,255
   2012 ..................................          335,790     1,236,561
                                             -----------------------------
                                             $    2,365,004   $ 4,166,375
                                             =============================

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2007, the Franklin Georgia Tax-Free Income Fund deferred realized capital losses of $1,516.

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   ------------------------------------------------
                                                      FRANKLIN         FRANKLIN         FRANKLIN
                                                      ALABAMA          FLORIDA          GEORGIA
                                                      TAX-FREE         TAX-FREE         TAX-FREE
                                                    INCOME FUND      INCOME FUND      INCOME FUND
                                                   ------------------------------------------------
Cost of investments ............................   $ 266,789,950   $ 1,475,791,243   $ 274,590,346
                                                   ================================================

Unrealized appreciation ........................   $   8,250,004   $    73,613,149   $   9,074,623
Unrealized depreciation ........................      (2,097,996)       (5,957,491)     (2,142,057)
                                                   ------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   6,152,008   $    67,655,658   $   6,932,566
                                                   ================================================

                                                   ------------------------------------------------
                                                      FRANKLIN         FRANKLIN         FRANKLIN
                                                      KENTUCKY         LOUISIANA        MARYLAND
                                                      TAX-FREE         TAX-FREE         TAX-FREE
                                                    INCOME FUND      INCOME FUND      INCOME FUND
                                                   ------------------------------------------------
Cost of investments ............................   $ 154,283,812   $   265,473,537   $ 491,932,084
                                                   ================================================

Unrealized appreciation ........................   $   3,659,280   $     6,683,435   $  10,824,112
Unrealized depreciation ........................      (1,876,213)       (2,265,450)     (6,971,171)
                                                   ------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   1,783,067   $     4,417,985   $   3,852,941
                                                   ================================================

                                                   ------------------------------------------------
                                                      FRANKLIN         FRANKLIN         FRANKLIN
                                                      MISSOURI      NORTH CAROLINA      VIRGINIA
                                                      TAX-FREE         TAX-FREE         TAX-FREE
                                                    INCOME FUND      INCOME FUND      INCOME FUND
                                                   ------------------------------------------------
Cost of investments ............................   $ 677,080,518   $   763,509,005   $ 538,800,363
                                                   ================================================

Unrealized appreciation ........................   $  20,135,350   $    16,653,754   $  15,392,748
Unrealized depreciation ........................      (6,888,660)       (8,343,330)     (3,940,188)
                                                   ------------------------------------------------
Net unrealized appreciation (depreciation) .....   $  13,246,690   $     8,310,424   $  11,452,560
                                                   ================================================


                                                         Semiannual Report | 163

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2007, were as follows:

                                  ----------------------------------------------
                                     FRANKLIN        FRANKLIN        FRANKLIN
                                      ALABAMA         FLORIDA        GEORGIA
                                     TAX-FREE        TAX-FREE        TAX-FREE
                                    INCOME FUND     INCOME FUND     INCOME FUND
                                  ----------------------------------------------
Purchases .....................   $  27,148,659   $   50,656,005   $ 33,552,367
Sales .........................   $  33,453,344   $  120,667,330   $ 12,397,611

                                  ----------------------------------------------
                                     FRANKLIN        FRANKLIN        FRANKLIN
                                     KENTUCKY        LOUISIANA       MARYLAND
                                     TAX-FREE        TAX-FREE        TAX-FREE
                                    INCOME FUND     INCOME FUND     INCOME FUND
                                  ----------------------------------------------
Purchases .....................   $  18,123,361   $   38,994,956   $ 58,875,236
Sales .........................   $   4,757,888   $    7,504,750   $ 20,350,750

                                  ----------------------------------------------
                                     FRANKLIN         FRANKLIN       FRANKLIN
                                     MISSOURI     NORTH CAROLINA     VIRGINIA
                                     TAX-FREE         TAX-FREE       TAX-FREE
                                    INCOME FUND     INCOME FUND     INCOME FUND
                                  ----------------------------------------------
Purchases .....................   $ 133,225,375   $  144,400,076   $ 91,403,042
Sales .........................   $  92,785,353   $   71,971,388   $ 76,961,254

6. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia.

7. OTHER CONSIDERATIONS

The Industrial Development Authority of the County of Bedford, Virginia Industrial Development Revenue Bonds (Nekoosa Packaging Corporation Project), Series 1998, maturing on December 1, 2025 (the "Bonds") held by Franklin Virginia Tax-Free Income Fund (the "Virginia Fund"),


164 | Semiannual Report

Franklin Tax-Free Trust

7. OTHER CONSIDERATIONS (CONTINUED)

has been informed of a proposed adverse determination letter from the Internal Revenue Service ("IRS") in which the IRS indicated that the interest paid to bondholders of the Bonds is not excludable from gross income. The Virginia Fund has been holding the Bonds since February 1998 and has passed through the interest earned on the Bonds to the shareholders of the Virginia Fund in the form of non-taxable dividends during the holding period. Georgia-Pacific Corporation (GP), the issuer of the Bonds, is contesting the IRS determination; however, the ultimate outcome of this matter is unknown at this time. If GP were to fail to obtain a favorable determination, the Virginia Fund could be subject to tax expense plus interest, which is estimated to be approximately $815,485 at August 31, 2007. In various SEC filings, GP has stated that it will take steps to ensure the bondholders will be made whole with respect to any liability caused by the IRS determination. Based on GP's representations and the uncertainty regarding the ultimate outcome of this matter, no liability has been recorded on the Statement of Assets and Liabilities of the Virginia Fund. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Virginia Fund and/or its shareholders.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether


                                                         Semiannual Report | 165

Franklin Tax-Free Trust

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on August 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have reviewed the tax positions for open tax years (tax years ended February 28, 2005 - 2007) and have determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


166 | Semiannual Report

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the fundamental investment restrictions (including several Sub-Proposals) of each of Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund (each, a "Fund") and to approve the elimination of certain fundamental investment restrictions for each Fund. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business for the Trust was transacted at the meeting.

The results of the voting at the meeting are as follows:


                                                         Semiannual Report | 167

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                                   % OF        % OF                         % OF        % OF
                                                OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                               FOR             SHARES      SHARES      WITHHELD        SHARES      SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ........   1,251,258,026.071     63.354%     97.458%   32,638,060.455     1.652%      2.542%
Robert F. Carlson .......   1,251,373,454.243     63.360%     97.467%   32,522,632.283     1.646%      2.533%
Sam Ginn ................   1,251,939,533.149     63.388%     97.511%   31,956,553.377     1.618%      2.489%
Edith E. Holiday ........   1,251,876,886.788     63.385%     97.506%   32,019,199.738     1.621%      2.494%
Frank W.T. LaHaye .......   1,251,302,301.657     63.356%     97.461%   32,593,784.869     1.650%      2.539%
Frank A. Olson ..........   1,251,503,758.166     63.366%     97.477%   32,392,328.360     1.640%      2.523%
Larry D. Thompson .......   1,252,839,218.412     63.434%     97.581%   31,056,868.114     1.572%      2.419%
John B. Wilson ..........   1,252,936,126.653     63.439%     97.589%   30,959,959.873     1.567%      2.411%
Charles B. Johnson ......   1,251,415,297.396     63.362%     97.470%   32,480,789.130     1.644%      2.530%
Gregory E. Johnson ......   1,252,182,030.032     63.401%     97.530%   31,714,056.494     1.605%      2.470%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   12,846,464.719     52.772%      79.237%
Against ..............................      430,421.620      1.768%       2.655%
Abstain ..............................      558,495.625      2.295%       3.445%
Broker Non-Votes .....................    2,377,192.000      9.765%      14.663%
--------------------------------------------------------------------------------
TOTAL ................................   16,212,573.964     66.600%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN FLORIDA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   73,812,272.043     51.882%      74.912%
Against ..............................    2,605,795.112      1.831%       2.645%
Abstain ..............................    3,895,893.013      2.739%       3.954%
Broker Non-Votes .....................   18,217,834.000     12.805%      18.489%
--------------------------------------------------------------------------------
TOTAL ................................   98,531,794.168     69.257%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN GEORGIA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   11,780,268.804     53.785%      76.339%
Against ..............................      321,398.378      1.468%       2.083%
Abstain ..............................      838,330.640      3.827%       5.432%
Broker Non-Votes .....................    2,491,535.000     11.375%      16.146%
--------------------------------------------------------------------------------
TOTAL ................................   15,431,532.822     70.455%     100.000%


168 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN KENTUCKY                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    7,272,540.837     57.703%      84.911%
Against ..............................       75,912.617      0.603%       0.887%
Abstain ..............................      338,744.403      2.688%       3.954%
Broker Non-Votes .....................      877,751.000      6.965%      10.248%
--------------------------------------------------------------------------------
TOTAL ................................    8,564,948.857     67.959%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN LOUISIANA                                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,646,367.479     51.527%      73.223%
Against ..............................      347,218.310      1.681%       2.388%
Abstain ..............................      414,536.847      2.006%       2.851%
Broker Non-Votes .....................    3,131,512.000     15.156%      21.538%
--------------------------------------------------------------------------------
TOTAL ................................   14,539,634.636     70.370%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MARYLAND                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   20,848,731.653     51.941%      72.158%
Against ..............................      794,562.772      1.980%       2.750%
Abstain ..............................    1,197,985.665      2.984%       4.146%
Broker Non-Votes .....................    6,051,833.000     15.077%      20.946%
--------------------------------------------------------------------------------
TOTAL ................................   28,893,113.090     71.982%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MISSOURI                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   29,198,671.064     53.339%      76.313%
Against ..............................      966,944.757      1.767%       2.528%
Abstain ..............................    1,809,105.741      3.305%       4.727%
Broker Non-Votes .....................    6,287,281.000     11.486%      16.432%
--------------------------------------------------------------------------------
TOTAL ................................   38,262,002.562     69.897%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   30,634,203.917     52.723%      78.424%
Against ..............................    1,231,802.611      2.120%       3.154%
Abstain ..............................    1,473,083.942      2.536%       3.770%
Broker Non-Votes .....................    5,723,482.000      9.850%      14.652%
--------------------------------------------------------------------------------
TOTAL ................................   39,062,572.470     67.229%     100.000%


                                                         Semiannual Report | 169

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN VIRGINIA                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   25,004,287.149     54.425%      78.546%
Against ..............................      606,037.057      1.319%       1.903%
Abstain ..............................    1,511,432.314      3.290%       4.749%
Broker Non-Votes .....................    4,711,960.000     10.256%      14.802%
--------------------------------------------------------------------------------
TOTAL ................................   31,833,716.520     69.290%     100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   11,292,574.823     46.389%      74.761%
Against ..............................      670,133.142      2.753%       4.436%
Abstain ..............................      408,865.907      1.679%       2.707%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN FLORIDA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   65,988,902.711     46.383%      69.724%
Against ..............................    5,070,445.594      3.564%       5.357%
Abstain ..............................    3,971,417.884      2.791%       4.197%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.722%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN GEORGIA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    9,790,484.409     44.700%      70.003%
Against ..............................      504,450.609      2.303%       3.607%
Abstain ..............................      692,619.594      3.162%       4.952%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%


170 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN KENTUCKY                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    5,644,209.709     44.785%      74.107%
Against ..............................      201,523.039      1.599%       2.646%
Abstain ..............................      156,402.816      1.241%       2.054%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN LOUISIANA                                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,178,139.402     49.261%      71.628%
Against ..............................      404,937.184      1.960%       2.850%
Abstain ..............................      382,384.680      1.851%       2.691%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MARYLAND                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   18,248,708.162     45.464%      67.158%
Against ..............................    1,078,319.685      2.686%       3.969%
Abstain ..............................    1,065,380.537      2.654%       3.920%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MISSOURI                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   26,897,967.239     49.138%      72.762%
Against ..............................    1,165,641.341      2.129%       3.153%
Abstain ..............................    1,831,608.504      3.346%       4.955%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%


                                                         Semiannual Report | 171

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   28,431,036.646     48.932%      75.829%
Against ..............................    1,342,115.843      2.309%       3.580%
Abstain ..............................    1,463,856.811      2.520%       3.904%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN VIRGINIA                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   23,563,652.962     51.289%      76.134%
Against ..............................    1,014,364.644      2.208%       3.278%
Abstain ..............................    1,129,375.360      2.458%       3.648%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   11,332,731.389     46.554%      75.027%
Against ..............................      618,008.886      2.539%       4.091%
Abstain ..............................      420,833.597      1.728%       2.786%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN FLORIDA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   66,657,684.930     46.853%      70.430%
Against ..............................    3,949,857.844      2.776%       4.174%
Abstain ..............................    4,423,223.415      3.109%       4.673%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%


172 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GEORGIA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    9,886,847.998     45.140%      70.692%
Against ..............................      349,775.825      1.597%       2.501%
Abstain ..............................      750,930.789      3.428%       5.369%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN KENTUCKY                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    5,647,754.901     44.814%      74.154%
Against ..............................      191,568.847      1.520%       2.515%
Abstain ..............................      162,811.816      1.291%       2.138%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN LOUISIANA                                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,279,822.895     49.753%      72.344%
Against ..............................      377,709.931      1.828%       2.658%
Abstain ..............................      307,928.440      1.491%       2.167%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN MARYLAND                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   18,480,782.408     46.042%      68.012%
Against ..............................      855,272.167      2.131%       3.148%
Abstain ..............................    1,056,353.809      2.631%       3.887%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%


                                                         Semiannual Report | 173

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN MISSOURI                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   26,998,464.640     49.321%      73.034%
Against ..............................    1,054,648.396      1.927%       2.853%
Abstain ..............................    1,842,104.048      3.365%       4.983%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   28,840,949.417     49.637%      76.922%
Against ..............................      962,501.974      1.657%       2.567%
Abstain ..............................    1,433,557.909      2.467%       3.824%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN VIRGINIA                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   23,508,785.500     51.170%      75.956%
Against ..............................      885,242.413      1.926%       2.860%
Abstain ..............................    1,313,365.053      2.859%       4.244%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   11,305,710.342     46.443%      74.848%
Against ..............................      670,516.915      2.754%       4.439%
Abstain ..............................      395,346.615      1.624%       2.617%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%


174 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN FLORIDA                                           OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   66,300,448.567     46.602%      70.053%
Against ..............................    4,350,320.794      3.057%       4.596%
Abstain ..............................    4,379,996.828      3.079%       4.628%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN GEORGIA                                           OUTSTANDING   VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................    9,816,446.824     44.818%      70.188%
Against ..............................      410,066.928      1.873%       2.932%
Abstain ..............................      761,040.860      3.474%       5.442%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN KENTUCKY                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................    5,625,489.197     44.637%      73.862%
Against ..............................      234,862.388      1.863%       3.084%
Abstain ..............................      141,783.979      1.125%       1.861%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN LOUISIANA                                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   10,186,722.041     49.303%      71.689%
Against ..............................      411,159.803      1.990%       2.893%
Abstain ..............................      367,579.422      1.779%       2.587%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%


                                                         Semiannual Report | 175

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MARYLAND                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   18,364,519.603     45.752%      67.584%
Against ..............................      994,662.211      2.478%       3.661%
Abstain ..............................    1,033,226.570      2.574%       3.802%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MISSOURI                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   26,901,206.951     49.144%      72.770%
Against ..............................    1,152,457.713      2.105%       3.118%
Abstain ..............................    1,841,552.420      3.364%       4.982%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   28,530,421.566     49.103%      76.094%
Against ..............................    1,243,600.150      2.140%       3.317%
Abstain ..............................    1,462,987.584      2.518%       3.902%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN VIRGINIA                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   23,409,934.922     50.955%      75.637%
Against ..............................      984,016.286      2.141%       3.179%
Abstain ..............................    1,313,441.758      2.859%       4.244%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%


176 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   11,258,912.789     46.251%      74.538%
Against ..............................      701,446.436      2.881%       4.644%
Abstain ..............................      411,214.647      1.689%       2.722%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN FLORIDA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   66,395,663.753     46.669%      70.153%
Against ..............................    4,410,729.862      3.100%       4.661%
Abstain ..............................    4,224,372.574      2.969%       4.463%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN GEORGIA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................    9,841,779.153     44.934%      70.370%
Against ..............................      408,530.055      1.865%       2.921%
Abstain ..............................      737,245.404      3.366%       5.271%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN KENTUCKY                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................    5,679,254.363     45.063%      74.568%
Against ..............................      175,627.064      1.394%       2.306%
Abstain ..............................      147,254.137      1.168%       1.933%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%


                                                         Semiannual Report | 177

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN LOUISIANA                                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   10,181,691.113     49.278%      71.653%
Against ..............................      416,962.378      2.018%       2.935%
Abstain ..............................      366,807.775      1.776%       2.581%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MARYLAND                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   18,487,926.572     46.060%      68.038%
Against ..............................      878,324.109      2.188%       3.232%
Abstain ..............................    1,026,157.703      2.556%       3.777%
Broker Non-Votes .....................    6,780,299.000      6.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN MISSOURI                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   27,056,334.281     49.427%      73.191%
Against ..............................    1,152,746.564      2.106%       3.118%
Abstain ..............................    1,686,136.239      3.080%       4.561%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   28,388,008.167     48.857%      75.714%
Against ..............................    1,388,770.830      2.391%       3.704%
Abstain ..............................    1,460,230.303      2.513%       3.895%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%


178 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   23,571,158.815     51.305%      76.158%
Against ..............................      972,499.287      2.117%       3.142%
Abstain ..............................    1,163,734.864      2.533%       3.760%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN ALABAMA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   11,169,140.503     45.882%      73.943%
Against ..............................      743,507.315      3.054%       4.922%
Abstain ..............................      458,926.054      1.885%       3.039%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN FLORIDA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   66,085,420.232     46.450%      69.826%
Against ..............................    4,739,969.007      3.332%       5.008%
Abstain ..............................    4,205,376.950      2.956%       4.444%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.722%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                              % OF       % OF
FRANKLIN GEORGIA                                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................    9,887,568.584     45.143%      70.697%
Against ..............................      398,920.149      1.821%       2.853%
Abstain ..............................      701,065.879      3.201%       5.012%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%


                                                         Semiannual Report | 179

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN KENTUCKY                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    5,562,962.206     44.141%      73.041%
Against ..............................      209,098.468      1.659%       2.745%
Abstain ..............................      230,074.890      1.825%       3.021%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN LOUISIANA                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,166,732.247     49.206%      71.548%
Against ..............................      456,810.814      2.211%       3.215%
Abstain ..............................      341,918.205      1.655%       2.406%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MARYLAND                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   18,307,173.108     45.609%      67.373%
Against ..............................    1,000,244.108      2.492%       3.681%
Abstain ..............................    1,084,991.168      2.703%       3.993%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MISSOURI                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   26,889,887.262     49.123%      72.740%
Against ..............................    1,260,200.584      2.302%       3.409%
Abstain ..............................    1,745,129.238      3.188%       4.721%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%


180 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   28,449,030.738     48.963%      75.877%
Against ..............................    1,324,111.701      2.278%       3.532%
Abstain ..............................    1,463,866.861      2.520%       3.904%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   23,423,157.700     50.983%      75.680%
Against ..............................    1,087,513.955      2.367%       3.514%
Abstain ..............................    1,196,721.311      2.605%       3.866%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN ALABAMA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   11,258,038.315     46.247%      74.532%
Against ..............................      670,479.627      2.754%       4.439%
Abstain ..............................      443,055.930      1.820%       2.933%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN FLORIDA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   66,111,130.528     46.469%      69.853%
Against ..............................    4,873,123.527      3.425%       5.149%
Abstain ..............................    4,046,512.134      2.844%       4.275%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%


                                                         Semiannual Report | 181

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN GEORGIA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    9,900,089.243     45.200%      70.787%
Against ..............................      368,785.042      1.684%       2.637%
Abstain ..............................      718,680.327      3.281%       5.138%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN KENTUCKY                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    5,588,160.797     44.341%      73.372%
Against ..............................      197,083.951      1.563%       2.587%
Abstain ..............................      216,890.816      1.721%       2.848%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN LOUISIANA                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,286,331.664     49.785%      72.390%
Against ..............................      351,792.857      1.703%       2.476%
Abstain ..............................      327,336.745      1.584%       2.303%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MARYLAND                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   18,277,363.772     45.535%      67.263%
Against ..............................      929,324.781      2.315%       3.420%
Abstain ..............................    1,185,719.831      2.954%       4.364%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%


182 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MISSOURI                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   27,271,278.809     49.820%      73.772%
Against ..............................      915,803.681      1.673%       2.477%
Abstain ..............................    1,708,134.594      3.120%       4.621%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   28,666,702.019     49.337%      76.458%
Against ..............................    1,128,068.933      1.942%       3.008%
Abstain ..............................    1,442,238.348      2.482%       3.847%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   23,502,276.869     51.155%      75.935%
Against ..............................    1,050,254.301      2.286%       3.393%
Abstain ..............................    1,154,861.796      2.514%       3.732%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN ALABAMA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   11,271,308.132     46.302%      74.620%
Against ..............................      643,521.724      2.643%       4.260%
Abstain ..............................      456,744.016      1.876%       3.024%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%


                                                         Semiannual Report | 183

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN FLORIDA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   66,518,387.708     46.755%      70.283%
Against ..............................    3,922,037.476      2.757%       4.144%
Abstain ..............................    4,590,341.005      3.226%       4.850%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN GEORGIA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    9,822,241.174     44.845%      70.230%
Against ..............................      351,331.016      1.604%       2.512%
Abstain ..............................      813,982.422      3.716%       5.820%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN KENTUCKY                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    5,691,368.458     45.160%      74.727%
Against ..............................       80,589.653      0.639%       1.058%
Abstain ..............................      230,177.453      1.826%       3.022%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN LOUISIANA                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,212,486.229     49.427%      71.870%
Against ..............................      412,289.101      1.996%       2.902%
Abstain ..............................      340,685.936      1.649%       2.397%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%


184 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MARYLAND                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   18,291,713.758     45.571%      67.316%
Against ..............................      933,052.150      2.324%       3.434%
Abstain ..............................    1,167,642.476      2.909%       4.297%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MISSOURI                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   27,038,473.223     49.395%      73.142%
Against ..............................    1,001,994.454      1.830%       2.711%
Abstain ..............................    1,854,749.407      3.388%       5.017%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   28,618,058.200     49.253%      76.328%
Against ..............................    1,128,089.613      1.942%       3.009%
Abstain ..............................    1,490,861.487      2.566%       3.976%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   23,482,434.675     51.112%      75.871%
Against ..............................      969,954.312      2.112%       3.134%
Abstain ..............................    1,255,003.979      2.731%       4.055%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%


                                                         Semiannual Report | 185

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN ALABAMA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   11,321,343.039     46.507%      74.951%
Against ..............................      615,052.466      2.527%       4.072%
Abstain ..............................      435,178.367      1.787%       2.881%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN FLORIDA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   67,756,831.199     47.625%      71.592%
Against ..............................    3,586,824.983      2.521%       3.789%
Abstain ..............................    3,687,110.007      2.592%       3.897%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.722%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN GEORGIA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,074,080.158     45.995%      72.031%
Against ..............................      313,142.348      1.429%       2.239%
Abstain ..............................      600,332.106      2.741%       4.292%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN KENTUCKY                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    5,672,644.256     45.011%      74.481%
Against ..............................      132,039.361      1.048%       1.734%
Abstain ..............................      197,451.947      1.566%       2.592%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%


186 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN LOUISIANA                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,341,245.526     50.051%      72.776%
Against ..............................      340,812.954      1.649%       2.399%
Abstain ..............................      283,402.786      1.372%       1.994%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN MARYLAND                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   18,580,196.067     46.290%      68.378%
Against ..............................      802,325.571      1.998%       2.953%
Abstain ..............................    1,009,886.746      2.516%       3.716%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN MISSOURI                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   27,328,696.263     49.924%      73.928%
Against ..............................      923,198.372      1.687%       2.497%
Abstain ..............................    1,643,322.449      3.002%       4.445%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   28,853,666.418     49.659%      76.956%
Against ..............................    1,015,093.227      1.747%       2.708%
Abstain ..............................    1,368,249.655      2.355%       3.649%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%


                                                         Semiannual Report | 187

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   23,896,241.388     52.013%      77.208%
Against ..............................      793,520.212      1.727%       2.564%
Abstain ..............................    1,017,631.366      2.215%       3.288%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%

Proposal 4. To approve the elimination of certain fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN ALABAMA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   11,189,428.936     45.965%      74.078%
Against ..............................      658,085.719      2.704%       4.357%
Abstain ..............................      524,059.217      2.152%       3.469%
Broker Non-Votes .....................    2,733,392.000     11.229%      18.096%
--------------------------------------------------------------------------------
TOTAL ................................   15,104,965.872     62.050%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN FLORIDA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   65,810,603.034     46.257%      69.535%
Against ..............................    5,163,195.364      3.629%       5.456%
Abstain ..............................    4,056,967.791      2.852%       4.286%
Broker Non-Votes .....................   19,612,834.000     13.786%      20.723%
--------------------------------------------------------------------------------
TOTAL ................................   94,643,600.189     66.524%     100.000%

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GEORGIA                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    9,710,856.809     44.336%      69.433%
Against ..............................      442,982.211      2.023%       3.167%
Abstain ..............................      833,715.592      3.806%       5.962%
Broker Non-Votes .....................    2,998,240.000     13.689%      21.438%
--------------------------------------------------------------------------------
TOTAL ................................   13,985,794.612     63.854%     100.000%


188 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain fundamental investment restrictions: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN KENTUCKY                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................    5,670,130.738     44.991%      74.448%
Against ..............................      176,691.624      1.402%       2.320%
Abstain ..............................      155,313.202      1.232%       2.039%
Broker Non-Votes .....................    1,614,094.000     12.807%      21.193%
--------------------------------------------------------------------------------
TOTAL ................................    7,616,229.564     60.432%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN LOUISIANA                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   10,143,500.456     49.094%      71.384%
Against ..............................      448,769.283      2.172%       3.158%
Abstain ..............................      373,191.527      1.806%       2.627%
Broker Non-Votes .....................    3,244,168.000     15.701%      22.831%
--------------------------------------------------------------------------------
TOTAL ................................   14,209,629.266     68.773%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MARYLAND                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   18,371,740.314     45.770%      67.611%
Against ..............................    1,051,744.614      2.620%       3.871%
Abstain ..............................      968,923.456      2.414%       3.565%
Broker Non-Votes .....................    6,780,299.000     16.892%      24.953%
--------------------------------------------------------------------------------
TOTAL ................................   27,172,707.384     67.696%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN MISSOURI                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   25,145,080.914     45.936%      68.021%
Against ..............................    1,910,516.523      3.490%       5.168%
Abstain ..............................    2,839,619.647      5.187%       7.681%
Broker Non-Votes .....................    7,071,880.000     12.919%      19.130%
--------------------------------------------------------------------------------
TOTAL ................................   36,967,097.084     67.532%     100.000%

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN NORTH CAROLINA                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   28,213,640.175     48.557%      75.249%
Against ..............................    1,447,058.443      2.491%       3.860%
Abstain ..............................    1,576,310.682      2.713%       4.204%
Broker Non-Votes .....................    6,256,617.000     10.768%      16.687%
--------------------------------------------------------------------------------
TOTAL ................................   37,493,626.300     64.529%     100.000%


                                                         Semiannual Report | 189

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain fundamental investment restrictions: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN VIRGINIA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED      SHARES       SHARES
--------------------------------------------------------------------------------
For ..................................   23,241,392.861     50.588%      75.092%
Against ..............................    1,294,606.805      2.818%       4.183%
Abstain ..............................    1,171,393.300      2.549%       3.785%
Broker Non-Votes .....................    5,243,097.000     11.412%      16.940%
--------------------------------------------------------------------------------
TOTAL ................................   30,950,489.966     67.367%     100.000%


190 | Semiannual Report

Franklin Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 191

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON               One Franklin Parkway
   INVESTMENTS                   San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


TF2 S2007 10/07












                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    AUGUST 31, 2007
--------------------------------------------------------------------------------

                                                    Franklin Arizona
                                                    Tax-Free Income Fund

                                                    Franklin Colorado
                                                    Tax-Free Income Fund

                                                    Franklin Connecticut
                                                    Tax-Free Income Fund

                                                    Franklin Double
                                                    Tax-Free Income Fund

                                                    Franklin Federal
                                                    Intermediate-Term
                                                    Tax-Free Income Fund

                                                    Franklin Federal
                                                    Limited-Term
                                                    Tax-Free Income Fund

                                                    Franklin High Yield
                                                    Tax-Free Income Fund

                                                    Franklin New Jersey
                                                    Tax-Free Income Fund

                                                    Franklin Oregon
                                                    Tax-Free Income Fund

                                                    Franklin Pennsylvania
                                                    Tax-Free Income Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
              FRANKLIN TAX-FREE TRUST
                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

Municipal Bond Market Overview ............................................    7

Investment Strategy and Manager's Discussion ..............................    9

Franklin Arizona Tax-Free Income Fund .....................................   10

Franklin Colorado Tax-Free Income Fund ....................................   18

Franklin Connecticut Tax-Free Income Fund .................................   25

Franklin Double Tax-Free Income Fund ......................................   32

Franklin Federal Intermediate-Term Tax-Free Income Fund ...................   39

Franklin Federal Limited-Term Tax-Free Income Fund ........................   46

Franklin High Yield Tax-Free Income Fund ..................................   52

Franklin New Jersey Tax-Free Income Fund ..................................   60

Franklin Oregon Tax-Free Income Fund ......................................   69

Franklin Pennsylvania Tax-Free Income Fund ................................   77

Financial Highlights and Statements of Investments ........................   86

Financial Statements ......................................................  191

Notes to Financial Statements .............................................  204

Meeting of Shareholders ...................................................  220

Shareholder Information ...................................................  245

--------------------------------------------------------------------------------

Semiannual Report

Municipal Bond Market Overview

The six-month period ended August 31, 2007, proved challenging for the municipal bond market as yields increased for intermediate- to longer-term bonds. (Bond yields and prices generally move in opposite directions.) From the onset of the reporting period, yields rose slightly along the maturity spectrum. This resulted mainly because market participants appeared to reverse expectations that the Federal Reserve Board (Fed) would lower the federal funds target rate as releases on economic growth remained generally positive. Such growth bolstered the Fed's willingness to keep the rate stable at 5.25%. The market was also digesting the impact of a weakening subprime mortgage market. However, a rather measured pullback in the municipal bond market was exacerbated toward the latter part of the reporting period by the effects of subprime loan defaults. Many major financial institutions tightened credit and reassessed risk from their direct and indirect exposure to subprime loans. Financial markets generally felt the impact of the lack of liquidity, higher risk premiums and uncertainty as to the magnitude of uncovered risk, and municipal bonds were not exempt.

August proved to be the most difficult month of the period and had a significant impact on municipal bond performance. The Lehman Brothers Municipal Bond Index declined 0.43% for the month. 1 Credit spreads along the credit spectrum increased in August as well, and as a result, high yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, lost 2.66% for the month. 2 The downturn resulted from a lack of demand from larger municipal market participants, both traditional and nontraditional firms, many of whom use leverage, hedging devices and credit driven securities in their strategies. With the lack of funding sources for leverage, negative effects of hedges, and widening credit spreads, demand from these investors dropped dramatically, and in some instances firms were forced

1. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.


                                                           Semiannual Report | 7
to downsize their municipal bond holdings. Some dealer firms who generally make markets in municipal bonds also limited purchases or downsized their municipal holdings as they assessed their firms' risk profiles, which further contributed to market illiquidity. Although the municipal bond market generally trends with the U.S. Treasury market, through this period of illiquidity and risk assessment, these markets diverged as many global investors moved investments to the relative safety of U.S. Treasuries or shorter-term bonds. For the six months ended August 31, 2007, the Lehman Brothers Municipal Bond Index had a -0.57% total return, and the Lehman Brothers U.S. Treasury Index returned +2.76%. 3 The Lehman Brothers Municipal Bond Index: Non-Investment Grade had a -1.83% return for the same period. 2

In this environment, many investors opted for shorter-term bonds and demanded greater yield for investing in longer-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short-term and longer-term yields). On August 31, 2007, two-year, 10-year and 30-year Treasury yields were 4.15%, 4.54% and 4.82%, respectively. Yields for the two-year and 10-year Treasury fell 50 and 2 basis points (100 basis points equal one percentage point), while the 30-year increased 14 basis points over the period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.59%, 3.96% and 4.62%, respectively. 4 Their yields rose 4, 29 and 65 basis points, respectively, during the reporting period. 4

3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the Lehman Brothers Municipal Bond Index. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

4. Source: Thomson Financial.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF AUGUST 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

Investment Strategy and
Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a relatively positive sloping municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

Franklin Arizona Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Arizona Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ...............................................   59.7%
AA ................................................    8.3%
A .................................................    9.2%
BBB ...............................................   18.8%
Not Rated by S&P ..................................    4.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                       MOODY'S        INTERNAL
AAA or Aaa                        1.3%            0.2%
A                                 2.1%             --
BBB or Baa                        0.4%             --
------------------------------------------------------
Total                             3.8%            0.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Arizona Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.16 on February 28, 2007, to $10.78 on August 31, 2007. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 89.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Arizona Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                   DIVIDEND PER SHARE
                                         ---------------------------------------
MONTH                                      CLASS A       CLASS B      CLASS C
--------------------------------------------------------------------------------
March                                    3.94 cents    3.43 cents    3.42 cents
--------------------------------------------------------------------------------
April                                    3.94 cents    3.43 cents    3.42 cents
--------------------------------------------------------------------------------
May                                      3.94 cents    3.43 cents    3.42 cents
--------------------------------------------------------------------------------
June                                     3.94 cents    3.45 cents    3.44 cents
--------------------------------------------------------------------------------
July                                     3.94 cents    3.45 cents    3.44 cents
--------------------------------------------------------------------------------
August                                   3.94 cents    3.45 cents    3.44 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund's Class A shares paid dividends totaling 23.87 cents per share for the same period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.20% based on an annualization of the current 3.94 cent per share dividend and the maximum offering price of $11.26 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Arizona personal income tax bracket of 37.95% would need to earn a distribution rate of 6.77% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

As one of the country's fastest-growing states in terms of population, Arizona in the past few years has enjoyed robust construction activities in its booming housing market. Yet due to the slowing national economy and the housing market downturn, the state's construction industry suffered during the reporting period. Construction employment fell 0.2% in June, recording the first year-over-year decline since October 2002. 3 Although diversified with a good mix of industries, including trade, government services, professional and business services, education and health services, and manufacturing, Arizona's overall employment picture also showed signs of weakness. In June, the job growth rate was 2.9%, which is lower than its 3.3% 10-year average. 3 Unemployment, at 3.7% in August 2007, was below the 4.6% national jobless rate. 4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: www.azleg.gov/jlbc/monthlyhighlights.htm, "JLBC - Monthly Fiscal Highlights," 7/07.

4. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin Arizona Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               28.1%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    16.8%
--------------------------------------------------------------------------------
Utilities                                                                 12.1%
--------------------------------------------------------------------------------
General Obligation                                                        10.3%
--------------------------------------------------------------------------------
Other Revenue                                                              9.4%
--------------------------------------------------------------------------------
Higher Education                                                           7.8%
--------------------------------------------------------------------------------
Transportation                                                             5.5%
--------------------------------------------------------------------------------
Tax-Supported                                                              5.0%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       3.9%
--------------------------------------------------------------------------------
Housing                                                                    1.1%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

Largely due to these factors, Arizona's revenues from individual income, sales and corporate taxes weakened for fiscal year 2007 and were expected to be $225.8 million below the original forecast. 3 One-time revenue gains in fiscal year 2006 did not reoccur in fiscal year 2007, which exacerbated slower revenue growth. Although most of the numbers were lower than expected, the fiscal year 2007 budget remained balanced. More positive news came from the business front, where new orders, as a part of overall business conditions, reached the highest level since September 2005, and the outlook for sales also appeared healthy.

Arizona, in accordance with its state constitution, cannot issue general obligation bonds and therefore has a low debt level. Per-capita income increased over the past several years; however, it remained below the national average. According to Standard & Poor's, an independent credit rating agency, Arizona's issuer credit rating is AA with a stable outlook. 5 The rating and outlook reflected the state's diverse economy with rapid population growth, a well-established revenue-estimating process and a low debt burden.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTAZX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.38    $10.78    $11.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2387
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBAZX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.38    $10.84    $11.22
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2084
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FAZIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.38    $10.89    $11.27
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2078
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH                 1-YEAR       5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.27%                 +1.91%      +24.40%           +57.09%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -5.51%                 -2.42%       +3.56%            +4.17%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -1.67%       +3.38%            +4.20%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      4.20%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   6.77%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              3.66%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               5.90%
-------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                        0.63%
-------------------------------------------------------------------------------------------------------------------
CLASS B                                        6-MONTH                 1-YEAR       5-YEAR      INCEPTION (2/1/00)
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.54%                 +1.35%      +21.13%           +45.20%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -5.40%                 -2.56%       +3.56%            +5.04%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -1.83%       +3.38%            +5.19%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      3.81%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   6.14%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              3.28%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               5.29%
-------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                        1.17%
-------------------------------------------------------------------------------------------------------------------
CLASS C                                        6-MONTH                 1-YEAR       5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       -1.54%                 +1.33%      +21.02%           +48.78%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   -2.50%                 +0.36%       +3.89%            +4.05%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     +1.11%       +3.72%            +4.10%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      3.78%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   6.09%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              3.29%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               5.30%
-------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                        1.18%
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Arizona personal income tax rate of 37.95%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 15

Your Fund's Expenses

FRANKLIN ARIZONA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 3/1/07       VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $ 987.30             $3.15
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,021.97            $3.20
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $ 984.60             $5.89
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,019.20            $5.99
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $ 984.60             $5.89
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,019.20            $5.99
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 17

Franklin Colorado Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ...................................     62.9%
AA ....................................      7.2%
A .....................................      5.0%
BBB ...................................      9.6%
Not Rated by S&P ......................     15.3%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                  MOODY'S   FITCH   INTERNAL
AAA or Aaa                   9.9%     --         --
AA or Aa                     0.3%     --        0.1%
A                            2.3%    0.1%        --
BBB or Baa                   1.7%    0.9%        --
----------------------------------------------------
Total                       14.2%    1.0%       0.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Colorado Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.10 on February 28, 2007, to $11.69 on August 31, 2007. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 97.


18 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Colorado Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                        ------------------------
MONTH                                                    CLASS A       CLASS C
--------------------------------------------------------------------------------
March                                                   4.19 cents   3.62 cents
--------------------------------------------------------------------------------
April                                                   4.19 cents   3.62 cents
--------------------------------------------------------------------------------
May                                                     4.19 cents   3.62 cents
--------------------------------------------------------------------------------
June                                                    4.19 cents   3.63 cents
--------------------------------------------------------------------------------
July                                                    4.19 cents   3.63 cents
--------------------------------------------------------------------------------
August                                                  4.19 cents   3.63 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund's Class A shares paid dividends totaling 25.39 cents per share for the same period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.12% based on an annualization of the current 4.19 cent per share dividend and the maximum offering price of $12.21 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Colorado personal income tax bracket of 38.01% would need to earn a distribution rate of 6.65% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Colorado's growing population and workforce are well supported by a healthy and diverse economy, employment and personal income growth, and relatively low costs of living and doing business. The state gained jobs in the financial services, health, education, leisure, hospitality and construction industries. While the high technology sector lagged, job gains were on an upward trend. Because Colorado did not experience a housing price surge as did many coastal communities in the past few years, state economists expected Colorado to be largely insulated from deteriorating housing market conditions. Colorado is a wealthy state with per-capita income levels above the U.S. average. Unemployment, at 3.8% in August 2007, was below the 4.6% national jobless rate. 3

According to the most recent quarterly revenue report, state revenues were forecast to increase 7.0% for fiscal year 2007, with a modest increase in individual

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Colorado Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               21.6%
--------------------------------------------------------------------------------
Utilities                                                                 19.1%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    12.7%
--------------------------------------------------------------------------------
Transportation                                                            11.6%
--------------------------------------------------------------------------------
General Obligation                                                        10.3%
--------------------------------------------------------------------------------
Tax-Supported                                                              9.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       5.4%
--------------------------------------------------------------------------------
Higher Education                                                           4.6%
--------------------------------------------------------------------------------
Housing                                                                    3.2%
--------------------------------------------------------------------------------
Other Revenue                                                              1.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.7%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

income tax receipts. 4 Sales and use tax collections were projected to decline slightly given the slowing national economy. The state expects its fiscal condition over the next several years to continue to benefit from voters' approval of Referendum C, which suspended the state constitution's spending limit through 2010. Without this greater budget flexibility to retain and spend additional revenues, Colorado would have faced substantial tax refund requirements and associated budget cuts because prior spending limit calculations were based on the amount of state revenues collected at a recessionary low point in fiscal year 2003.

Constitutional prohibitions on general obligation debt have resulted in very low debt levels. State tax-supported debt, consisting entirely of general fund lease obligations, was about $346 million or $75 per capita. 4 Although state debt issuance is expected to remain low, large transportation spending needs and deferred capital maintenance funding could increase the state's interest in issuing additional lease obligation financing.

According to independent credit rating agency Standard & Poor's, Colorado's general credit outlook is stable with an AA rating, which reflects a favorable trend of economic growth, low debt burden and an improved fiscal position supported by effective quarterly monitoring of revenue and expenditure trends. 5

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Standard & Poor's, "State Review: Colorado," RATINGSDIRECT, 7/24/07.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN COLORADO TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRCOX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.41    $11.69    $12.10
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2539
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCOIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.41    $11.78    $12.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2197
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES IRST YEAR ONLY. THE FUND MAY CHARGE A 2% CHARGE IN F FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -1.30%           +1.78%   +22.58%    +60.63%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -5.52%           -2.53%    +3.25%     +4.40%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.60%    +3.11%     +4.43%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                                  4.12%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               6.65%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.60%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.81%
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    0.68%
--------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -1.57%           +1.29%   +19.29%    +52.11%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -2.54%           +0.32%    +3.59%     +4.28%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +1.17%    +3.44%     +4.32%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                                  3.72%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               6.00%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.22%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.19%
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    1.23%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Colorado personal income tax rate of 38.01%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


22 | Semiannual Report

Your Fund's Expenses

FRANKLIN COLORADO TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 3/1/07       VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $ 987.00             $3.35
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,021.77            $3.40
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $ 984.30             $6.09
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,019.00            $6.19
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


24 | Semiannual Report

Franklin Connecticut Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Connecticut Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                             54.7%
--------------------------------------------------------------------------------
AA                                                              16.1%
--------------------------------------------------------------------------------
A                                                                0.3%
--------------------------------------------------------------------------------
BBB                                                             19.5%
--------------------------------------------------------------------------------
Below Investment Grade                                           1.3%
--------------------------------------------------------------------------------
Not Rated by S&P                                                 8.1%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                      MOODY'S   FITCH   INTERNAL
AAA or Aaa                       3.9%     --         --
A                                 --      --        2.7%
BBB or Baa                        --     0.3%        --
Below Investment Grade           1.2%     --         --
--------------------------------------------------------
Total                            5.1%    0.3%       2.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Connecticut Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.13 on February 28, 2007, to $10.79 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 104.


                                                          Semiannual Report | 25

DIVIDEND DISTRIBUTIONS*
Franklin Connecticut Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                        ------------------------
MONTH                                                    CLASS A       CLASS C
--------------------------------------------------------------------------------
March                                                   3.81 cents   3.30 cents
--------------------------------------------------------------------------------
April                                                   3.81 cents   3.30 cents
--------------------------------------------------------------------------------
May                                                     3.81 cents   3.30 cents
--------------------------------------------------------------------------------
June                                                    3.81 cents   3.31 cents
--------------------------------------------------------------------------------
July                                                    3.81 cents   3.31 cents
--------------------------------------------------------------------------------
August                                                  3.81 cents   3.31 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 23.10 cents per share for the same period. 2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.06% based on an annualization of the current 3.81 cent per share dividend and the maximum offering price of $11.27 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Connecticut personal income tax bracket of 38.25% would need to earn a distribution rate of 6.57% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Connecticut's economy is highly developed and urbanized, and the population has high wealth and income levels that outpace the nation's and the New England region's. Although the state's economy showed signs of recovery, job creation lagged the national average and remained well below its 2000 peak. Connecticut's manufacturing sector continued to shed jobs, but the loss was offset by gains in the service sectors. Unemployment, at 4.6% in August 2007, was the same as the national jobless rate. 3

Preliminary estimates for fiscal year 2007 indicated a substantial surplus of about $1 billion, which far exceeded the original forecast of $3.3 million. 4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "New Issue: Connecticut (State of)," 8/20/07.


26 | Semiannual Report

Strong revenues mainly came from personal income tax, but large revenue swings related to capital gains and stock options remained characteristic of a high wealth state like Connecticut. Such fluctuations continued to pose a challenge to fiscal management, especially in the event of a national economic slowdown. The state's overall balance sheet, while improved, was weighed down by a large unfunded pension liability and a heavy debt load. Aggressive debt retirement and the $1.1 billion reserve fund buildup were some of the efforts to improve the state's financial position. 4

Independent credit rating agency Moody's Investors Service assigned Connecticut's general obligation bonds an Aa3 rating with a stable outlook, reflecting the state's healthy revenue trends and progress toward increasing reserves and eliminating structural budget imbalance. 5

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please see the discussion on page 9 for details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. This does not indicate Moody's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Connecticut Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               22.4%
--------------------------------------------------------------------------------
Utilities                                                                 20.2%
--------------------------------------------------------------------------------
Higher Education                                                          16.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    16.8%
--------------------------------------------------------------------------------
General Obligation                                                        10.1%
--------------------------------------------------------------------------------
Other Revenue                                                              7.2%
--------------------------------------------------------------------------------
Housing                                                                    3.0%
--------------------------------------------------------------------------------
Tax-Supported                                                              1.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       1.0%
--------------------------------------------------------------------------------
Transportation                                                             1.0%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 27

Performance Summary as of 8/31/07

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FXCTX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.34    $10.79    $11.13
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2310
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCTIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.34    $10.85    $11.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2004
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -0.99%           +1.72%   +21.62%    +57.45%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -5.16%           -2.60%    +3.09%     +4.19%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.79%    +2.90%     +4.23%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                                  4.06%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               6.57%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.62%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.86%
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    0.70%
--------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -1.26%           +1.24%   +18.42%    +49.28%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -2.23%           +0.27%    +3.44%     +4.09%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +0.99%    +3.23%     +4.10%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                                  3.66%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               5.93%
--------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.23%
--------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.23%
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    1.25%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Connecticut personal income tax rate of 38.25%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 29

Your Fund's Expenses

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                     VALUE 3/1/07       VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $  990.10               $3.45
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,021.67               $3.51
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $  987.40               $6.19
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,018.90               $6.29
-----------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.69% and C: 1.24%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 31

Franklin Double Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and personal income taxes of all 50 U.S. states as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. The Fund invests primarily in municipal securities issued by U.S territories such as Puerto Rico, Guam and the Virgin Islands. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Double Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               37.6%
--------------------------------------------------------------------------------
AA                                                                 4.4%
--------------------------------------------------------------------------------
A                                                                  6.5%
--------------------------------------------------------------------------------
BBB                                                               47.2%
--------------------------------------------------------------------------------
Below Investment Grade                                             0.4%
--------------------------------------------------------------------------------
Not Rated by S&P                                                   3.9%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                 MOODY'S        FITCH          INTERNAL
AAA or Aaa                   --           --               0.1%
BBB or Baa                  2.8%         1.0%               --
---------------------------------------------------------------
Total                       2.8%         1.0%              0.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Double Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.06 on February 28, 2007, to $11.67 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 110.


32 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Double Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                              ----------------------------------
MONTH                                           CLASS A                CLASS C
--------------------------------------------------------------------------------
March                                         4.14 cents             3.60 cents
--------------------------------------------------------------------------------
April                                         4.14 cents             3.60 cents
--------------------------------------------------------------------------------
May                                           4.14 cents             3.60 cents
--------------------------------------------------------------------------------
June                                          4.06 cents             3.51 cents
--------------------------------------------------------------------------------
July                                          4.06 cents             3.51 cents
--------------------------------------------------------------------------------
August                                        4.06 cents             3.51 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 24.81 cents per share for the same period. 2 The Performance Summary beginning on page 35 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.98% based on an annualization of the current 4.04 cent per share dividend and the maximum offering price of $12.19 on August 31, 2007. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.12% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 33

PORTFOLIO BREAKDOWN
Franklin Double Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               27.9%
--------------------------------------------------------------------------------
Utilities                                                                 13.1%
--------------------------------------------------------------------------------
Transportation                                                            10.0%
--------------------------------------------------------------------------------
General Obligation                                                         9.3%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       9.3%
--------------------------------------------------------------------------------
Tax-Supported                                                              9.2%
--------------------------------------------------------------------------------
Other Revenue                                                              7.6%
--------------------------------------------------------------------------------
Higher Education                                                           6.8%
--------------------------------------------------------------------------------
Housing                                                                    4.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     2.6%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

Franklin Double Tax-Free Income Fund is the only mutual fund of its kind to offer both state and federal income tax exemptions in all 50 states. We do this by investing in U.S. territories such as Puerto Rico, Virgin Islands and Guam, which are free from state personal income taxes in all states and the District of Columbia. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, which place a tax on their in-state municipal bonds.

The Fund was well diversified with 102 different positions across 11 different sectors as of August 31, 2007. Issuers represented in the portfolio included Puerto Rico (81.8% of the Fund's total long-term investments), Virgin Islands (13.2%) and Guam (5.0%).

Many municipal bond funds purchase U.S. territory paper, mainly Puerto Rico's, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper also helps to keep bond values high relative to other states. Puerto Rico's municipal bond market is widely traded and is very liquid because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


34 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN DOUBLE TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FPRTX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.39    $11.67    $12.06
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2481
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FPRIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.40    $11.71    $12.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2151
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------
CLASS A                                     6-MONTH           1-YEAR    5-YEAR   10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.19%           +2.12%   +22.82%   +61.30%
----------------------------------------------------------------------------------------
Average Annual Total Return 2                -5.42%           -2.24%    +3.30%    +4.44%
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            -1.62%    +3.12%    +4.47%
----------------------------------------------------------------------------------------
   Distribution Rate 4                                3.98%
----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             6.12%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.66%
----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.63%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  0.70%
----------------------------------------------------------------------------------------
CLASS C                                     6-MONTH           1-YEAR    5-YEAR   10-YEAR
----------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.54%           +1.56%   +19.53%   +52.88%
----------------------------------------------------------------------------------------
Average Annual Total Return 2                -2.51%           +0.58%    +3.63%    +4.34%
----------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                            +1.18%    +3.45%    +4.37%
----------------------------------------------------------------------------------------
   Distribution Rate 4                                3.59%
----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5             5.52%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        3.28%
----------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                         5.05%
----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.24%
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 35

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of the report.


36 | Semiannual Report

Your Fund's Expenses

FRANKLIN DOUBLE TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $  988.10               $3.40
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,021.72               $3.46
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $  984.60               $6.14
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,018.95               $6.24
------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


38 | Semiannual Report

Franklin Federal Intermediate-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax. 1 The Fund maintains a dollar-weighted average maturity (the time in which the debt must be repaid) of 3 to 10 years.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Federal Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................   67.7%
AA .........................................   10.3%
A ..........................................    3.9%
BBB ........................................    8.4%
Below Investment Grade .....................    1.2%
Not Rated by S&P ...........................    8.5%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S     FITCH
AAA or Aaa                         6.2%       --
AA or Aa                           0.9%       --
BBB or Baa                         1.1%      0.3%
-------------------------------------------------
Total                              8.2%      0.3%

--------------------------------------------------------------------------------

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2007.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 116.


                                                          Semiannual Report | 39

DIVIDEND DISTRIBUTIONS*
Franklin Federal Intermediate-Term Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                              ---------------------------------
MONTH                                           CLASS A               CLASS C
--------------------------------------------------------------------------------
March                                         3.51 cents             2.97 cents
--------------------------------------------------------------------------------
April                                         3.51 cents             2.97 cents
--------------------------------------------------------------------------------
May                                           3.51 cents             2.97 cents
--------------------------------------------------------------------------------
June                                          3.44 cents             2.91 cents
--------------------------------------------------------------------------------
July                                          3.44 cents             2.91 cents
--------------------------------------------------------------------------------
August                                        3.44 cents             2.91 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.47 on February 28, 2007, to $11.24 on August 31, 2007. The Fund's Class A shares paid dividends totaling 21.07 cents per share for the reporting period. 2 The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.69% based on an annualization of the current 3.54 cent per share dividend and the maximum offering price of $11.50 on August 31, 2007. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.68% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


40 | Semiannual Report

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Federal Intermediate-Term
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                        26.9%
--------------------------------------------------------------------------------
Utilities                                                                 23.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    10.7%
--------------------------------------------------------------------------------
Prerefunded                                                                8.9%
--------------------------------------------------------------------------------
Other Revenue                                                              8.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       7.3%
--------------------------------------------------------------------------------
Transportation                                                             4.8%
--------------------------------------------------------------------------------
Higher Education                                                           3.7%
--------------------------------------------------------------------------------
Tax-Supported                                                              3.6%
--------------------------------------------------------------------------------
Corporate-Backed                                                           2.1%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 41

Performance Summary as of 8/31/07

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKITX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.23    $11.24    $11.47
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2107
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCITX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.23    $11.26    $11.49
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.1784
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH           1-YEAR    5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -0.16%           +2.20%   +19.04%        +54.89%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2             -2.37%           -0.08%    +3.08%         +4.24%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                         +0.47%    +2.92%         +4.29%
------------------------------------------------------------------------------------------------
   Distribution Rate 4                             3.69%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5          5.68%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                     3.46%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                      5.32%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7               0.69%
------------------------------------------------------------------------------------------------
CLASS C                                  6-MONTH           1-YEAR    3-YEAR   INCEPTION (7/1/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -0.44%           +1.63%    +6.59%         +9.80%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2             -1.42%           +0.65%    +2.15%         +2.27%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                         +1.28%    +2.42%         +2.52%
------------------------------------------------------------------------------------------------
   Distribution Rate 4                             3.24%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5          4.98%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                     3.00%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                      4.62%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7               1.24%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


42 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 43

Your Fund's Expenses

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


44 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 3/1/07           VALUE 8/31/07        PERIOD* 3/1/07-8/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $ 1,000               $   998.40                   $ 3.47
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $ 1,000               $ 1,021.67                   $ 3.51
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $ 1,000               $   995.60                   $ 6.22
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $ 1,000               $ 1,018.90                   $ 6.29
---------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.69% and C: 1.24%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 45

FRANKLIN FEDERAL LIMITED-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income tax as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax. 1 The Fund maintains a dollar-weighted average maturity (the time in which the debt must be repaid) of five years or less.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Federal Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      65.2%
AA .......................................       9.1%
A ........................................       5.3%
BBB ......................................       9.4%
Not Rated by S&P .........................      11.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                    MOODY'S
AAA or Aaa                                    5.9%
AA or Aa                                      5.1%
---------------------------------------------------
Total                                        11.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, began and ended the reporting period at $9.93. The Fund's Class A shares paid dividends

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 127.


46 | Semiannual Report
totaling 16.32 cents per share for the reporting period. 2 The Performance Summary beginning on page 48 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.31%. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.09% from a taxable investment to match the Fund's Class A tax-free distribution rate.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

DIVIDEND DISTRIBUTIONS*
Franklin Federal Limited-Term
Tax-Free Income Fund - Class A

--------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
March                                                                2.60 cents
--------------------------------------------------------------------------------
April                                                                2.60 cents
--------------------------------------------------------------------------------
May                                                                  2.60 cents
--------------------------------------------------------------------------------
June                                                                 2.75 cents
--------------------------------------------------------------------------------
July                                                                 2.75 cents
--------------------------------------------------------------------------------
August                                                               2.80 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

PORTFOLIO BREAKDOWN
Franklin Federal Limited-Term
Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                        LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
Hospital & Health Care                                                    23.7%
--------------------------------------------------------------------------------
General Obligation                                                        23.3%
--------------------------------------------------------------------------------
Other Revenue                                                             15.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                      10.9%
--------------------------------------------------------------------------------
Higher Education                                                          10.1%
--------------------------------------------------------------------------------
Utilities                                                                  7.3%
--------------------------------------------------------------------------------
Tax-Supported                                                              5.4%
--------------------------------------------------------------------------------
Housing                                                                    2.8%
--------------------------------------------------------------------------------
Transportation                                                             1.4%
--------------------------------------------------------------------------------

** Does not include short-term investments and other net assets.


                                                          Semiannual Report | 47

Performance Summary as of 8/31/07

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FFTFX)                             CHANGE     8/31/07  2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               $ 0.00      $ 9.93   $ 9.93
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $ 0.1632
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH                  1-YEAR      3-YEAR      INCEPTION (9/2/03)
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                       +1.66%                  +3.30%      +6.12%            +8.20%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                   -0.64%                  +0.96%      +1.24%            +1.41%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                                      +1.10%      +1.39%            +1.52%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                       3.31%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 6                    5.09%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 7                               3.07%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 6                                4.72%
-------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 8
-------------------------------------------------------------------------------------------------------------------
      Without Waiver                                         1.16%
-------------------------------------------------------------------------------------------------------------------
      With Waiver                                            0.50%
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.50% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) UNTIL 6/30/08.


48 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

1. The manager and administrator have contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed 0.50% (other than certain non-routine expenses) until 6/30/08. If the manager and administrator had not taken this action, the Fund's total return and distribution rate would have been lower, and yield for the period would have been 2.50%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the 2.8 cent per share current monthly dividend and the maximum offering price of $10.16 on 8/31/07.

6. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

8. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 49

Your Fund's Expenses

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


50 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,016.60              $2.53
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.62              $2.54
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.50%, net of expense waivers, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 51

Franklin High Yield Tax-Free Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Yield Tax-Free Income Fund seeks to provide high current income exempt from federal income tax by investing at least 80% of its total net assets in securities that pay interest free from such tax. 1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin High Yield Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      27.7%
AA .......................................       7.0%
A ........................................       5.0%
BBB ......................................      16.2%
Below Investment Grade ...................      15.1%
Not Rated by S&P .........................      29.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S   FITCH   INTERNAL
AAA or Aaa                         3.2%     --        2.9%
AA or Aa                           0.3%     --        0.4%
A                                  1.0%    0.3%       1.5%
BBB or Baa                         1.3%    0.8%       2.6%
Below Investment Grade             3.0%     --       11.7%
----------------------------------------------------------
Total                              8.8%    1.1%      19.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin High Yield Tax-Free Income Fund covers the period ended August 31, 2007.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 135.


52 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin High Yield Tax-Free Income Fund

--------------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                           -----------------------------------------------------
MONTH                        CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
March                      4.38 cents   3.86 cents   3.85 cents     4.47 cents
--------------------------------------------------------------------------------
April                      4.38 cents   3.86 cents   3.85 cents     4.47 cents
--------------------------------------------------------------------------------
May                        4.38 cents   3.86 cents   3.85 cents     4.47 cents
--------------------------------------------------------------------------------
June                       4.38 cents   3.88 cents   3.87 cents     4.47 cents
--------------------------------------------------------------------------------
July                       4.38 cents   3.88 cents   3.87 cents     4.47 cents
--------------------------------------------------------------------------------
August                     4.38 cents   3.88 cents   3.87 cents     4.47 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.04 on February 28, 2007, to $10.54 on August 31, 2007. The Fund's Class A shares paid dividends totaling 26.56 cents per share for the same period. 2 The Performance Summary beginning on page 55 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.77% based on an annualization of the current 4.38 cent per share dividend and the maximum offering price of $11.01 on August 31, 2007. An investor in the 2007 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 7.34% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's B and C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

During most of the six-month review period, yield spreads between higher-rated securities and lower-rated and unrated securities, or the "credit spread," remained tight. In August, however, the market did experience some volatility and spreads began to widen, as subprime concerns and poor economic and

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                          Semiannual Report | 53

PORTFOLIO BREAKDOWN
Franklin High Yield Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               20.2%
--------------------------------------------------------------------------------
Utilities                                                                 18.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    15.8%
--------------------------------------------------------------------------------
Transportation                                                            12.8%
--------------------------------------------------------------------------------
Tax-Supported                                                             10.6%
--------------------------------------------------------------------------------
Corporate-Backed                                                           7.0%
--------------------------------------------------------------------------------
Other Revenue                                                              4.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       3.5%
--------------------------------------------------------------------------------
General Obligation                                                         3.5%
--------------------------------------------------------------------------------
Housing                                                                    1.9%
--------------------------------------------------------------------------------
Higher Education                                                           1.5%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

housing data weighed on the markets and caused general demand for high yield credits to weaken. Also, some market participants were forced to sell positions to raise liquidity. Although this volatile period in August provided opportunities to purchase some high yield credits at attractive yields, many of the credits that weakened were in sectors such as tobacco settlement bonds, airport special facility bonds backed by airlines, and below-investment-grade health care bonds. Although the Fund has exposure to these credit sectors, we strongly believe in maintaining the Fund's diversification and, even with widening spreads, we believed that investors were not adequately compensated for the added credit risk. As a result, most of our purchases were in AAA-rated, insured bonds and, at period-end, the Fund's average credit quality was A-rated, the third-highest credit tier. We believe that the Fund is well-positioned to take advantage of any further widening in credit spreads due to market volatility or deteriorating economic conditions.

During the period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns and we were careful not to overexpose the portfolio to any one credit sector. At period-end, we believed the Fund was well-positioned for any changes in yield spreads or interest rates.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


54 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRHIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.50    $10.54    $11.04
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2656
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FYIBX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.50    $10.61    $11.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2348
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FHYIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.50    $10.66    $11.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2341
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FHYVX)                        CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.50    $10.56    $11.06
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/107-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2710
--------------------------------------------------------------------------------


                                                          Semiannual Report | 55

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                            6-MONTH            1-YEAR    5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -2.15%            +1.66%   +30.18%       +61.63%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -6.31%            -2.64%    +4.50%        +4.47%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -1.97%    +4.70%        +4.46%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        4.77%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     7.34%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                4.18%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 6.43%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          0.62%
------------------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH            1-YEAR    5-YEAR    INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -2.42%            +1.09%   +26.56%       +41.63%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -6.24%            -2.78%    +4.49%        +4.10%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -2.05%    +4.69%        +4.25%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        4.41%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.78%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.83%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.89%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          1.17%
------------------------------------------------------------------------------------------------------------
CLASS C                                            6-MONTH            1-YEAR    5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -2.41%            +1.18%   +26.65%       +53.10%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -3.37%            +0.21%    +4.84%        +4.35%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     +0.86%    +5.03%        +4.34%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        4.37%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.72%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.83%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.89%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          1.17%
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 8                                    6-MONTH            1-YEAR    5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -2.10%            +1.85%   +30.32%       +61.80%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -2.10%            +1.85%    +5.44%        +4.93%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     +2.52%    +5.64%        +4.93%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        5.07%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     7.80%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                4.49%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 6.91%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          0.52%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


56 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF CREDIT RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the 2007 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/2/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +6.24% and +3.72%.


                                                          Semiannual Report | 57

Your Fund's Expenses

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


58 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/1/07      VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  978.50              $3.08
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.02              $3.15
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  975.80              $5.81
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.25              $5.94
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  975.90              $5.81
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.25              $5.94
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  979.00              $2.59
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.52              $2.64
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 59

Franklin New Jersey Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New Jersey Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                 LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               64.4%
--------------------------------------------------------------------------------
AA                                                                 3.7%
--------------------------------------------------------------------------------
A                                                                  2.9%
--------------------------------------------------------------------------------
BBB                                                               12.3%
--------------------------------------------------------------------------------
Below Investment Grade                                             0.5%
--------------------------------------------------------------------------------
Not Rated by S&P                                                  16.2%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                       MOODY'S   INTERNAL
AAA or Aaa                        8.4%       0.2%
AA or Aa                          0.4%        --
A                                 1.4%        --
BBB or Baa                        4.9%        --
Below Investment Grade            0.9%        --
-------------------------------------------------
Total                            16.0%       0.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin New Jersey Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.22 on February 28, 2007, to $11.86 on August 31, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 164.


60 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin New Jersey Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                                           -------------------------------------
MONTH                                        CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
March                                      4.20 cents   3.63 cents   3.64 cents
--------------------------------------------------------------------------------
April                                      4.20 cents   3.63 cents   3.64 cents
--------------------------------------------------------------------------------
May                                        4.20 cents   3.63 cents   3.64 cents
--------------------------------------------------------------------------------
June                                       4.20 cents   3.66 cents   3.64 cents
--------------------------------------------------------------------------------
July                                       4.20 cents   3.66 cents   3.64 cents
--------------------------------------------------------------------------------
August                                     4.20 cents   3.66 cents   3.64 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 25.47 cents per share for the reporting period. 2 The Performance Summary beginning on page 64 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $12.39 on August 31, 2007. An investor in the 2007 maximum combined effective federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 6.88% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

New Jersey's economy, while expanding, has been weaker than the nation's as a whole. Although it benefits greatly from strong regional ties to New York City and Philadelphia, the state has lagged the U.S. in job creation during the first half of 2007 and in each of the past three calendar years, exacerbated by weaknesses that include a 27% decline in manufacturing activity over the past decade. 3 After reaching an almost five-year low of 4.1% in February 2007, the state's unemployment rate rose to 4.3% by period-end, which was below the 4.6% national average. 4 A strength not captured by employment figures is the Garden State's above-average wealth. Average personal income per capita, at about 1.3 times the national level, ranks it second-highest among all states. 5

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Moody's Investors Service, "New Issue: New Jersey (State of),"
3/19/07.

4. Source: Bureau of Labor Statistics.

5. Source: Moody's Investors Service, "New Issue: New Jersey (State of),"
8/22/07.


                                                          Semiannual Report | 61

With the significant price appreciation seen in New Jersey real estate over the past several years, the 2007 housing market downturn posed a serious risk to the state's economy and its robust underlying wealth profile.

New Jersey's fiscal year 2008 budget will fund property tax relief totaling $1.8 billion, but significant structural pressures persist. 5 While revenue growth is estimated to rise 3.2% or $31.9 billion above that of fiscal year 2007, state expenditures are slated to rise 7.7%, to $33.5 billion. 5 Although state income from sales tax receipts should improve over prior years, gross income taxes are likely to grow at a slower rate than in fiscal year 2007, while corporate business taxes are projected to decline about 12.5% due to various reductions. 5 This leaves the possibility of a $2.5 billion budget gap by 2008 fiscal year-end, as prior-year surpluses and deferred sales tax receipts are absorbed. 5 Much of the structural gap reflects cost pressures in areas such as debt service, employee and retiree benefits, education and Medicaid. In the absence of new revenue sources, the state government may consider lease or sale transactions involving the lottery, toll roads and naming rights that could help pay off the state's escalating debt.

New Jersey's debt burden has increased substantially in recent years, ranking it fourth in the nation for tax-supported debt per capita ($3,276) and debt as a percent of personal income (7.9%). 3 By comparison, 10 years ago the state only ranked eighth and 11th by these measures. 3

While there is an expectation that it will continue to face pent-up spending demands and difficult budget choices in coming years, New Jersey's long-term credit position -- backed by a record of strong fiscal management -- remained favorable. Independent credit rating agency Moody's Investors Service assigned the state's general obligation bonds an Aa3 rating with a stable outlook. 6 Despite significant long-term fiscal challenges due to its capital needs, unfunded employee benefits and demand for local property tax relief, the state's ability to raise revenues while making progress in reducing reliance on non-recurring measures reinforced its rating and outlook.

6. This does not indicate Moody's rating of the Fund.


62 | Semiannual Report

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin New Jersey Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               36.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    19.8%
--------------------------------------------------------------------------------
Transportation                                                            14.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       7.7%
--------------------------------------------------------------------------------
Higher Education                                                           5.6%
--------------------------------------------------------------------------------
Utilities                                                                  5.4%
--------------------------------------------------------------------------------
General Obligation                                                         4.8%
--------------------------------------------------------------------------------
Other Revenue                                                              3.8%
--------------------------------------------------------------------------------
Housing                                                                    1.1%
--------------------------------------------------------------------------------
Tax-Supported                                                              1.0%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 63

Performance Summary as of 8/31/07

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNJX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.36    $11.86    $12.22
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2547
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FNJBX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.35    $11.93    $12.28
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2211
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNIIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.35    $11.96    $12.31
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2207
--------------------------------------------------------------------------------


64 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                            6-MONTH            1-YEAR    5-YEAR         10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           -0.87%            +2.32%    +23.16%        +63.20%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       -5.06%            -2.06%     +3.36%        +4.56%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    -1.23%     +3.23%        +4.61%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        4.07%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.88%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.56%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 6.02%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          0.64%
------------------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH            1-YEAR    5-YEAR    INCEPTION (2/1/00)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           -1.06%            +1.75%    +19.91%       +48.71%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       -4.94%            -2.18%     +3.35%        +5.37%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    -1.38%     +3.21%        +5.51%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        3.67%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.20%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.17%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.36%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          1.19%
------------------------------------------------------------------------------------------------------------
CLASS C                                            6-MONTH            1-YEAR    5-YEAR         10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           -1.06%            +1.74%    +19.83%       +54.48%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       -2.03%            +0.75%     +3.68%        +4.45%
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                    +1.66%     +3.55%        +4.50%
------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        3.66%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.19%
------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.17%
------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.36%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          1.19%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 65

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and New Jersey personal income tax rate of 40.83%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


66 | Semiannual Report

Your Fund's Expenses

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 67

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 3/1/07       VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  991.30              $3.20
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.92              $3.25
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  989.40              $5.95
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.15              $6.04
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  989.40              $5.95
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.15              $6.04
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.19%; and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


68 | Semiannual Report

Franklin Oregon Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Oregon Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Oregon Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA .....................................   46.1%
AA ......................................   14.2%
A .......................................    7.8%
BBB .....................................    8.1%
Below Investment Grade ..................    1.1%
Not Rated by S&P ........................   22.7%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S   FITCH   INTERNAL
AAA or Aaa                        14.0%     --        1.9%
AA or Aa                           5.5%     --         --
A                                  0.1%     --         --
BBB or Baa                         0.5%    0.5%        --
Below Investment Grade              --      --        0.2%
----------------------------------------------------------
Total                             20.1%    0.5%       2.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin Oregon Tax-Free Income Fund covers the period ended August 31, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 173.


                                                          Semiannual Report | 69

DIVIDEND DISTRIBUTIONS*
Franklin Oregon Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
                                              ----------------------------------
MONTH                                              CLASS A             CLASS C
--------------------------------------------------------------------------------
March                                            4.02 cents          3.47 cents
--------------------------------------------------------------------------------
April                                            4.02 cents          3.47 cents
--------------------------------------------------------------------------------
May                                              4.02 cents          3.47 cents
--------------------------------------------------------------------------------
June                                             4.02 cents          3.49 cents
--------------------------------------------------------------------------------
July                                             4.02 cents          3.49 cents
--------------------------------------------------------------------------------
August                                           4.02 cents          3.49 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.93 on February 28, 2007, to $11.61 on August 31, 2007. The Fund's Class A shares paid dividends totaling 24.37 cents per share for the reporting period.2 The Performance Summary beginning on page 73 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.98% based on an annualization of the current 4.02 cent per share dividend and the maximum offering price of $12.13 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Oregon personal income tax bracket of 40.85% would need to earn a distribution rate of 6.73% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Oregon's strong economic activity over the past four years, spurred by solid job growth and a continued widening of its economic base, moderated somewhat in 2007 due in part to decelerating manufacturing and home construction trends. Personal and corporate incomes bounced back from 2000-2003 recessionary levels, and employment gains have appeared in each of the past 15 consecutive calendar quarters.3 Jobs were added to all major sectors, led by a mix of high technology, construction and service-related industries, allowing the

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Standard & Poor's, "Research: Oregon; Appropriations; General Obligation," RATINGSDIRECT, 8/24/07.


70| Semiannual Report
state to further diversify from its traditional base in lumber, wood products and agriculture. As a result, Oregon's total non-farm employment growth rate has increased by more than two times the national rate over the past three years. 4 The unemployment rate, which hit a recessionary peak of 8.5% in mid-2003, fell to 5.0% by May 2007 before increasing to 5.4% in August. 5

Stronger-than-expected revenues, driven by surging employment, rising incomes and increased capital gains taxes, greatly improved Oregon's financial position while building up reserves. General fund revenues for the 2005-2007 biennium are up a projected $1.5 billion over the previous biennium, more than 13% higher than initially forecast. 3 In an effort to prudently distribute the surplus revenue while increasing Oregon's financial flexibility, a residual $319 million of corporate income tax was slated to be transferred into a newly created Rainy Day Fund (RDF) in September 2007. 3 State legislators intend to fund the RDF with future surplus revenues up to 1% of total biennial revenues. 3 Another dedicated reserve, the Education Stability Fund, created in 2002 to bolster education expenditures, also enhances the state's ability to manage its historically volatile revenue base during down cycles. Pension reform in recent years has also contributed to favorable funding ratios in the state's retirement systems, further stabilizing state finances.

Offsetting these positive developments are above-average debt ratios. Oregon's 2007 net tax-supported debt as a percentage of personal income was 4.6%, and debt per capita was $1,464, well above the 50-state medians of 2.4% and $787. 4 Even though the governor forecast a strong increase in state revenues in the 2007-2009 biennial budget, debt levels are likely to increase moderately in coming years as legislators continue to address significant capital needs, including social services and a sizable highway capital improvement plan.

In August 2007, independent credit rating agencies Standard & Poor's (S&P) and Moody's Investors Service upgraded their ratings of Oregon's general obligation debt -- to AA from AA- for S&P, and to Aa2 from Aa3 for Moody's. 6 The ratings, along with stable outlooks assigned by both agencies, reflect the state's strong financial controls that compensate for uncertainty associated with voter initiative activity and the ability of budget reserve levels to offset revenue volatility during cyclical downturns, as well as an improving economy, recent strengthening in revenues, and above-average yet manageable debt levels.

4. Source: Moody's Investors Service, "Rating Update: Oregon (State of),"
8/10/07.

5. Source: Bureau of Labor Statistics.

6. These do not indicate ratings of the Fund.


                                                          Semiannual Report | 71

PORTFOLIO BREAKDOWN
Franklin Oregon Tax-Free Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               33.6%
--------------------------------------------------------------------------------
General Obligation                                                        16.3%
--------------------------------------------------------------------------------
Transportation                                                            11.4%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     9.4%
--------------------------------------------------------------------------------
Higher Education                                                           6.8%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       6.3%
--------------------------------------------------------------------------------
Utilities                                                                  5.7%
--------------------------------------------------------------------------------
Other Revenue                                                              4.9%
--------------------------------------------------------------------------------
Housing                                                                    3.6%
--------------------------------------------------------------------------------
Corporate-Backed                                                           1.1%
--------------------------------------------------------------------------------
Tax-Supported                                                              0.9%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


72 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN OREGON TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRORX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.32    $11.61    $11.93
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2437
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FORIX)                              CHANGE   8/31/07   2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$0.32    $11.73    $12.05
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2110
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                            6-MONTH            1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -0.64%            +2.23%  +23.78%   +59.49%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -4.87%            -2.15%   +3.45%    +4.32%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     -1.39%   +3.31%    +4.37%
------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        3.98%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.73%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.52%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.95%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          0.65%
------------------------------------------------------------------------------------------------
CLASS C                                            6-MONTH            1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            -0.91%            +1.73%  +20.49%   +51.01%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        -1.88%            +0.75%   +3.80%    +4.21%
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                                     +1.43%   +3.64%    +4.25%
------------------------------------------------------------------------------------------------
   Distribution Rate 4                                        3.56%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                     6.02%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                3.15%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                 5.33%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                          1.20%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 73

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Oregon personal income tax rate of 40.85%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


74 | Semiannual Report

Your Fund's Expenses

FRANKLIN OREGON TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 75

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                         VALUE 3/1/07       VALUE 8/31/07   PERIOD* 3/1/07-8/31/07
---------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $  993.60              $3.21
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,021.92              $3.25
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $  990.90              $5.96
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,019.15              $6.04
---------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64% and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


76 | Semiannual Report

Franklin Pennsylvania Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Pennsylvania Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

 AAA ......................................      68.1%
 AA .......................................       4.0%
 A ........................................       1.0%
 BBB ......................................      14.4%
 Not Rated by S&P .........................      12.5%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                          MOODY'S    INTERNAL
AAA or Aaa                          11.9%        0.1%
A                                    0.1%         --
BBB or Baa                           0.4%         --
-----------------------------------------------------
Total                               12.4%        0.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Pennsylvania Tax-Free Income Fund covers the period ended August 31, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $10.47 on February 28, 2007, to $10.18 on August 31, 2007. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 183.


                                                          Semiannual Report | 77

DIVIDEND DISTRIBUTIONS*
Franklin Pennsylvania Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                    DIVIDEND PER SHARE
                                        ----------------------------------------
MONTH                                      CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
March                                    3.69 cents    3.22 cents    3.20 cents
--------------------------------------------------------------------------------
April                                    3.69 cents    3.22 cents    3.20 cents
--------------------------------------------------------------------------------
May                                      3.69 cents    3.22 cents    3.20 cents
--------------------------------------------------------------------------------
June                                     3.61 cents    3.15 cents    3.14 cents
--------------------------------------------------------------------------------
July                                     3.61 cents    3.15 cents    3.14 cents
--------------------------------------------------------------------------------
August                                   3.61 cents    3.15 cents    3.14 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund's Class A shares paid dividends totaling 22.09 cents per share for the reporting period. 2 The Performance Summary beginning on page 81 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.08% based on an annualization of the current 3.61 cent per share dividend and the maximum offering price of $10.63 on August 31, 2007. An investor in the 2007 maximum combined effective federal and Pennsylvania personal income tax bracket of 37.00% would need to earn a distribution rate of 6.48% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

COMMONWEALTH UPDATE

Pennsylvania's economy continued to grow, albeit at a slower pace than in 2006. Once a heavily industrialized state bolstered by the coal, steel and railroad industries, Pennsylvania's increasingly service-oriented economy has grown more

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


78 | Semiannual Report
balanced as traditional areas have diminished in importance, with employment gains in education, health care, leisure, hospitality and retail trade. The unemployment rate, which has held steadily below the national averages for many years, decreased from a recessionary high of 5.8% in early 2003 to 4.5% by August 2007. 3 Despite its positive momentum, Pennsylvania's wealth and income indicators lag regional and national averages. Also, weak demographics, an aging infrastructure and heavy dependence on the manufacturing sector pose ongoing challenges for the commonwealth. With these and other challenges in mind, Governor Rendell recently enacted a $2 billion economic development stimulus program aimed at keeping the Keystone State in steady expansion mode. 4 State officials also expect the legalization of slot machines to generate more than $1 billion in annual revenues. 4

With increased funding aimed primarily at education, public welfare, corrections and debt service, available financial reserves were tapped due to various shortfalls, and Pennsylvania's fiscal year 2007 budget had to be balanced with surplus revenues from fiscal years 2005 and 2006. The large elderly population, bundled with shrinking federal aid and escalating general medical costs, put additional pressure on Pennsylvania's finances, but it managed to protect core Medicaid services without compromising its fiscal responsibilities. The state's limited use of nonrecurring measures was an indication of a sound fiscal structure, but its low reserves leave it vulnerable to any near-term economic declines.

Although the commonwealth's debt levels are currently manageable, over the next five years it intends to issue $3 billion more in general obligation debt than it will retire. 4 These issuances, exclusive of economic stimulus debt, would boost the state's tax-supported debt more than 39% over fiscal year-end 2006 levels, moving it from a below-average debt burden to above average when compared with the nation as a whole, yet still below average in terms of other states in the Northeast and Mid-Atlantic regions. 4 Prior to these initiatives, growth in the commonwealth's tax-supported debt over recent years has been roughly equivalent to its growth in personal income, with the ratio of debt to personal income equal to the 50-state median of 2.4%. 5

Even with declining budget reserve balances and increasing debt levels, independent credit rating agency Standard & Poor's (S&P) considers Pennsylvania's debt profile favorable. Strong actions to preserve budget balance and overall sound, responsive financial management led S&P to assign the state's general obligation bonds an AA rating with a stable outlook. 6

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Research: Pennsylvania; General Obligation," RATINGSDIRECT, 5/22/07.

5. Source: Moody's Investors Service, "New Issue: Pennsylvania (Commonwealth of)," 5/21/07.

6. This does not indicate S&P's rating of the Fund.


                                                          Semiannual Report | 79

PORTFOLIO BREAKDOWN
Franklin Pennsylvania Tax-Free
Income Fund
8/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               30.8%
--------------------------------------------------------------------------------
General Obligation                                                        18.7%
--------------------------------------------------------------------------------
Higher Education                                                          12.5%
--------------------------------------------------------------------------------
Transportation                                                             8.5%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     8.3%
--------------------------------------------------------------------------------
Utilities                                                                  6.8%
--------------------------------------------------------------------------------
Other Revenue                                                              5.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       3.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                           2.5%
--------------------------------------------------------------------------------
Housing                                                                    2.4%
--------------------------------------------------------------------------------
Tax-Supported                                                              0.1%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 9 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


80 | Semiannual Report

Performance Summary as of 8/31/07

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRPAX)                            CHANGE    8/31/07    2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.29    $ 10.18    $ 10.47
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2209
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBPTX)                            CHANGE    8/31/07    2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.30    $ 10.21    $ 10.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.1927
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRPTX)                            CHANGE    8/31/07    2/28/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.29    $ 10.26    $ 10.55
--------------------------------------------------------------------------------
DISTRIBUTIONS (3/1/07-8/31/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.1919
--------------------------------------------------------------------------------


                                                          Semiannual Report | 81

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR     5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -0.66%           +2.31%     +22.02%         +59.92%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -4.84%           -2.03%      +3.16%          +4.36%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.35%      +3.01%          +4.38%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                  4.08%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               6.48%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.56%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.65%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    0.66%
--------------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH           1-YEAR     5-YEAR     INCEPTION (2/1/00)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -1.03%           +1.65%     +18.78%         +47.38%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -4.91%           -2.27%      +3.16%          +5.25%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              -1.50%      +3.03%          +5.37%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                  3.68%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               5.84%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.17%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.03%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    1.21%
--------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR     5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                      -0.93%           +1.73%     +18.77%         +51.49%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                  -1.91%           +0.75%      +3.50%          +4.24%
--------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 3                              +1.54%      +3.37%          +4.28%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                  3.68%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               5.84%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.17%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.03%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                    1.21%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


82 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Pennsylvania personal income tax rate of 37.00%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 83

Your Fund's Expenses

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


84 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 3/1/07      VALUE 8/31/07    PERIOD* 3/1/07-8/31/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $  993.40               $3.31
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,021.82               $3.35
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $  989.70               $6.05
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,019.05               $6.14
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $  990.70               $6.05
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,019.05               $6.14
-------------------------------------------------------------------------------------------------------

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; B: 1.21%; and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 85

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 2007                  YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)          2007       2006       2005       2004 f      2003
                                                      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............           $  11.16   $  11.09   $  11.21   $  11.21   $  10.88    $  10.76
                                                      -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................               0.23       0.48       0.48       0.50       0.52        0.54
   Net realized and unrealized gains (losses) .....              (0.37)      0.06      (0.12)     (0.01)      0.33        0.12
                                                      -------------------------------------------------------------------------
Total from investment operations ..................              (0.14)      0.54       0.36       0.49       0.85        0.66
                                                      -------------------------------------------------------------------------
Less distributions from net investment income .....              (0.24)     (0.47)     (0.48)     (0.49)     (0.52)      (0.54)
                                                      -------------------------------------------------------------------------
Redemption fees ...................................                 -- e       -- e       -- e       -- e       --          --
                                                      -------------------------------------------------------------------------
Net asset value, end of period ....................           $  10.78   $  11.16   $  11.09   $  11.21   $  11.21    $  10.88
                                                      =========================================================================

Total return c ....................................              (1.27)%     5.05%      3.25%      4.61%      8.00%       6.28%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................               0.63%      0.63%      0.63%      0.63%      0.63%       0.63%
Net investment income .............................               4.25%      4.32%      4.34%      4.52%      4.75%       5.00%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................           $946,072   $928,840   $885,864   $852,608   $900,646    $880,409
Portfolio turnover rate ...........................              10.88%      6.62%     33.22%     27.99%     16.22%      24.94%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


86 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 2007                  YEAR ENDED FEBRUARY 28,
CLASS B                                                 (UNAUDITED)          2007       2006       2005       2004 f      2003
                                                      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............            $ 11.22    $ 11.15    $ 11.27    $ 11.26    $ 10.93     $ 10.81
                                                      -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................               0.20       0.42       0.43       0.44       0.46        0.48
   Net realized and unrealized gains (losses) .....              (0.37)      0.06      (0.13)        -- e     0.33        0.12
                                                      -------------------------------------------------------------------------
Total from investment operations ..................              (0.17)      0.48       0.30       0.44       0.79        0.60
                                                      -------------------------------------------------------------------------
Less distributions from net investment income .....              (0.21)     (0.41)     (0.42)     (0.43)     (0.46)      (0.48)
                                                      -------------------------------------------------------------------------
Redemption fees ...................................                 -- e       -- e       -- e       -- e       --          --
                                                      -------------------------------------------------------------------------
Net asset value, end of period ....................            $ 10.84    $ 11.22    $ 11.15    $ 11.27    $ 11.26     $ 10.93
                                                      =========================================================================

Total return c ....................................              (1.54)%     4.45%      2.68%      4.09%      7.28%       5.76%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................               1.18%      1.17%      1.18%      1.18%      1.18%       1.18%
Net investment income .............................               3.70%      3.78%      3.79%      3.97%      4.20%       4.45%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................            $18,833    $21,061    $22,315    $23,753    $25,617     $20,648
Portfolio turnover rate ...........................              10.88%      6.62%     33.22%     27.99%     16.22%      24.94%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 87

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 2007                  YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)          2007       2006       2005       2004 f      2003
                                                      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............            $ 11.27    $ 11.20    $ 11.32    $ 11.31    $ 10.97     $ 10.85
                                                      -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................               0.21       0.42       0.43       0.44       0.46        0.48
   Net realized and unrealized gains (losses) .....              (0.38)      0.06      (0.13)        --       0.33        0.12
                                                      -------------------------------------------------------------------------
Total from investment operations ..................              (0.17)      0.48       0.30       0.44       0.79        0.60
                                                      -------------------------------------------------------------------------
Less distributions from net investment income .....              (0.21)     (0.41)     (0.42)     (0.43)     (0.45)      (0.48)
                                                      -------------------------------------------------------------------------
Redemption fees ...................................                 -- e       -- e       -- e       -- e       --          --
                                                      -------------------------------------------------------------------------
Net asset value, end of period ....................            $ 10.89    $ 11.27    $ 11.20    $ 11.32    $ 11.31     $ 10.97
                                                      =========================================================================

Total return c ....................................              (1.54)%     4.42%      2.66%      4.09%      7.42%       5.66%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..........................................               1.18%      1.18%      1.18%      1.18%      1.20%       1.16%
Net investment income .............................               3.70%      3.77%      3.79%      3.97%      4.18%       4.47%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................            $61,959    $58,386    $51,071    $44,055    $43,027     $37,315
Portfolio turnover rate ...........................              10.88%      6.62%     33.22%     27.99%     16.22%      24.94%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


88 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.7%
  MUNICIPAL BONDS 98.7%
  ARIZONA 81.4%
  Arizona Health Facilities Authority Hospital System Revenue,
       John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 ...........................   $    3,280,000    $    3,601,407
       Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 .............................        1,340,000         1,368,100
  Arizona Health Facilities Authority Revenue,
       Catholic Healthcare West, Series A, 6.625%, 7/01/20 .....................................        6,390,000         6,941,904
       Series A, 5.00%, 1/01/24 ................................................................        6,000,000         6,004,020
  Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
     7/01/19 ...................................................................................        2,000,000         2,093,960
  Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
     AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25 ..............................................        2,000,000         2,100,700
  Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
     5.00%, 8/01/33 ............................................................................        1,000,000         1,012,960
  Arizona State Transportation Board Highway Revenue, 5.00%, 7/01/24 ...........................       10,000,000        10,389,700
  Arizona State University COP,
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.00%,
         7/01/20 ...............................................................................        5,475,000         5,788,937
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.00%,
         7/01/21 ...............................................................................        5,965,000         6,307,033
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
         7/01/23 ...............................................................................        3,545,000         3,763,762
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
         7/01/24 ...............................................................................        1,875,000         1,990,706
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
         7/01/25 ...............................................................................        2,640,000         2,802,914
       Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 .................        1,350,000         1,352,147
       Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 .........................       17,250,000        17,544,802
  Arizona State University Revenues,
       FGIC Insured, 5.00%, 7/01/23 ............................................................        2,890,000         2,959,389
       FGIC Insured, 5.00%, 7/01/25 ............................................................        2,250,000         2,298,150
       System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 .....................................        1,000,000         1,048,370
       System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ........................................        1,895,000         1,951,736
  Arizona Student Loan Acquisition Authority Student Loan Revenue,
       junior sub., Refunding, Series B-1, 6.15%, 5/01/29 ......................................        1,000,000         1,036,900
       Refunding, Senior Series A-1, 5.90%, 5/01/24 ............................................        1,500,000         1,560,060
  Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
     MBIA Insured, 5.00%, 7/01/28 ..............................................................        7,000,000         7,123,270
  Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
     6.125%, 7/20/41 ...........................................................................        2,230,000         2,304,348
  Downtown Phoenix Hotel Corp. Revenue,
       Senior Series A, FGIC Insured, 5.00%, 7/01/40 ...........................................       26,485,000        26,698,469
       Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..............................................       25,095,000        25,297,266
       Sub Series B, FGIC Insured, 5.00%, 7/01/40 ..............................................       12,845,000        12,948,531
  Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
     Revenue, Sub. Lien, MBIA Insured, 5.00%, 10/01/29 .........................................       25,000,000        25,535,000
  Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
       5.00%, 12/01/32 .........................................................................        4,025,000         3,777,865
       5.00%, 12/01/42 .........................................................................       12,870,000        11,797,285
       Series B, 5.00%, 12/01/37 ...............................................................        3,000,000         2,784,030


                                                          Semiannual Report | 89

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Glendale IDAR, Midwestern University,
       Refunding, 5.00%, 5/15/31 ...............................................................   $    7,080,000    $    6,992,350
       Series A, 5.375%, 5/15/28 ...............................................................        8,000,000         8,122,720
       Series A, MBIA Insured, 5.375%, 5/15/28 .................................................        1,050,000         1,069,719
  Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
     7/01/33 ...................................................................................        1,000,000         1,015,060
  Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ...................        2,000,000         2,056,780
  Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ........        1,500,000         1,547,475
  Goodyear Community Facilities Utilities District No. 1, AMBAC Insured, 5.00%, 7/15/32 ........        8,945,000         9,090,714
  Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ......        1,000,000         1,031,650
  Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured,
     5.00%, 8/01/26 ............................................................................        4,425,000         4,573,592
  Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
     5.25%, 7/01/22 ............................................................................        1,100,000         1,122,319
  Maricopa County GO, USD No. 41, Gilbert,
       6.25%, 7/01/15 ..........................................................................          160,000           163,160
       Pre-Refunded, 6.25%, 7/01/15 ............................................................        1,840,000         1,877,978
  Maricopa County Hospital Revenue, Sun Health Corp.,
       5.30%, 4/01/29 ..........................................................................        7,095,000         6,960,621
       Refunding, 5.00%, 4/01/35 ...............................................................       12,090,000        11,124,251
  Maricopa County IDA,
       MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
         1/01/18 ...............................................................................        2,000,000         2,188,440
       MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%,
         12/20/37 ..............................................................................          570,000           570,656
       MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 .............        1,650,000         1,662,309
       SFMR, GNMA Secured, 6.25%, 12/01/30 .....................................................           30,000            30,055
  Maricopa County IDA Health Facility Revenue,
       Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 ..........................        7,000,000         7,113,260
       Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ...........................       12,250,000        12,500,145
       Catholic Healthcare West, Series A, 5.25%, 7/01/32 ......................................       10,000,000         9,944,300
       Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ...................        9,515,000         9,606,534
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 ......        1,680,000         1,694,834
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ......        9,600,000         9,614,304
  Maricopa County IDA Hospital Facility Revenue,
       Mayo Clinic, 5.00%, 11/15/36 ............................................................       25,750,000        25,838,322
       Mayo Clinic Hospital, 5.25%, 11/15/37 ...................................................       16,000,000        16,203,040
       Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ....................................        3,000,000         3,045,750
       Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 .................        1,890,000         2,243,978
  Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
     GNMA Secured, 5.00%, 8/20/35 ..............................................................        1,725,000         1,684,342
  Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
     AMBAC Insured, 5.05%, 5/01/29 .............................................................       11,500,000        11,718,615
  Mesa Utility System Revenue,
       FGIC Insured, 5.00%, 7/01/21 ............................................................        5,000,000         5,234,900
       MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 ..............................................       10,000,000        10,696,100
       MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ..............................................       10,500,000        11,230,905
       MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................       11,000,000        11,765,710
       Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 ..................................       10,000,000         9,607,200


90 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 ................   $    6,075,000    $    6,169,102
  Northern Arizona University COP,
       AMBAC Insured, 5.00%, 9/01/30 ...........................................................        6,360,000         6,468,692
       Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ............        2,355,000         2,414,205
  Northern Arizona University Revenues, FGIC Insured, Pre-Refunded, 5.00%, 6/01/30 .............        1,000,000         1,056,420
  Northern Arizona University System Revenues, AMBAC Insured, 5.00%, 6/01/32 ...................        7,380,000         7,527,748
  Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 .................................        1,300,000         1,319,812
  Phoenix Airport Revenue,
       Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 .......................................          700,000           700,749
       Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 .......................................        1,680,000         1,681,848
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 .......................................        1,785,000         1,786,946
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 .......................................          570,000           570,621
       Series D, MBIA Insured, 6.30%, 7/01/10 ..................................................        1,800,000         1,801,980
       Series D, MBIA Insured, 6.40%, 7/01/11 ..................................................        3,825,000         3,829,169
       Series D, MBIA Insured, 6.40%, 7/01/12 ..................................................          820,000           820,894
  Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
       7/01/22 .................................................................................        3,000,000         3,080,670
       7/01/23 .................................................................................        5,000,000         5,125,750
       7/01/27 .................................................................................       15,250,000        15,554,390
  Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
     Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
       7/01/27 .................................................................................        3,945,000         3,189,927
       7/01/28 .................................................................................        2,000,000         1,614,440
       7/01/29 .................................................................................        2,000,000         1,611,020
       7/01/36 .................................................................................        5,000,000         3,997,550
       7/01/37 .................................................................................        7,000,000         5,604,550
  Phoenix Civic Improvement Corp. Excise Tax Revenue,
       Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ......................        2,985,000         3,102,012
       Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ....................       18,310,000        19,035,625
       Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 .....       12,000,000        12,177,600
  Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ..............................................        3,000,000         3,213,510
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ..............................................        3,670,000         3,931,194
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ..............................................       24,715,000        26,473,967
       MBIA Insured, 5.00%, 7/01/28 ............................................................        2,000,000         2,043,920
       MBIA Insured, 5.00%, 7/01/29 ............................................................        3,405,000         3,477,765
       Refunding, FGIC Insured, 5.00%, 7/01/20 .................................................        9,710,000         9,987,997
       Refunding, FGIC Insured, 5.125%, 7/01/21 ................................................       10,000,000        10,312,200
       Refunding, FGIC Insured, 5.00%, 7/01/24 .................................................        7,050,000         7,204,325
  Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
     FGIC Insured, 5.00%, 7/01/26 ..............................................................        3,250,000         3,320,948
  Phoenix GO, Various Purpose,
       Series A, 4.50%, 7/01/25 ................................................................       15,000,000        14,710,650
       Series B, 5.00%, 7/01/27 ................................................................        8,360,000         8,745,312
  Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
     6.90%, 1/01/23 ............................................................................        1,110,000         1,112,775
  Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ...................................           10,000            10,012


                                                          Semiannual Report | 91

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Phoenix IDA Government Office Lease Revenue,
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ..............................   $    4,300,000    $    4,417,261
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ..............................        4,000,000         4,064,680
       Capitol Mall LLC II Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ...................        3,445,000         3,538,911
       Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 ......................        2,000,000         2,094,520
       Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 .......................       22,300,000        23,433,063
       Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 ..........................        4,615,000         4,731,436
  Phoenix IDA Hospital Revenue, Series B, Connie Lee Insured, Pre-Refunded, 5.75%,
     12/01/16 ..................................................................................        3,500,000         3,586,765
  Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
     6/01/09 ...................................................................................          700,000           702,009
  Pima County IDA, SFMR,
       Refunding, Series A, 7.625%, 2/01/12 ....................................................           40,000            40,060
       Series B-1, GNMA Secured, 6.10%, 5/01/31 ................................................           30,000            30,040
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
     Salt River Project, Refunding, Series A, 5.00%,
       1/01/23 .................................................................................        6,000,000         6,160,200
       1/01/31 .................................................................................        1,375,000         1,397,371
       1/01/35 .................................................................................       20,500,000        20,932,345
  San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
     5.00%, 7/01/38 ............................................................................        8,650,000         8,738,662
  Scottsdale GO, Refunding, 5.00%, 7/01/22 .....................................................        3,000,000         3,108,270
  Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Pre-Refunded,
       5.70%, 12/01/21 .........................................................................        2,000,000         2,158,700
       5.80%, 12/01/31 .........................................................................       14,865,000        16,102,065
  Scottsdale Municipal Property Corp. Excise Tax Revenue,
       Pre-Refunded, 5.00%, 7/01/24 ............................................................        5,000,000         5,348,050
       Pre-Refunded, 5.00%, 7/01/30 ............................................................        7,580,000         8,144,255
       Series A, Pre-Refunded, 5.00%, 7/01/34 ..................................................        2,000,000         2,139,220
  Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured,
     5.00%,
       12/01/25 ................................................................................        1,420,000         1,370,470
       12/01/30 ................................................................................        5,160,000         4,807,520
       12/01/35 ................................................................................        2,000,000         1,839,860
  Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
     Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ...............................        3,000,000         3,191,130
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
       7/01/28 .................................................................................        4,275,000         4,361,184
       7/01/34 .................................................................................       11,510,000        11,677,470
  Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
       5.40%, 11/20/22 .........................................................................        1,090,000         1,103,974
       5.45%, 11/20/32 .........................................................................        1,285,000         1,302,309
  Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ..............       10,000,000        10,154,700
  Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
     AMBAC Insured, 5.00%, 7/15/32 .............................................................        1,000,000         1,011,110
  Tucson Water Revenue,
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ....................................        3,600,000         3,769,128
       Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ....................................        3,000,000         3,084,240


92 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 ......................................   $    7,000,000    $    6,438,460
  University of Arizona COP,
       Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ................        1,115,000         1,154,226
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 .................        7,070,000         7,214,299
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 .................        7,000,000         7,121,660
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 .................        5,565,000         5,639,348
       University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
         6/01/22 ...............................................................................        2,250,000         2,389,073
  University of Arizona University Revenues, Arizona Board of Regents System, Series A,
     FGIC Insured, 5.80%, 6/01/24 ..............................................................        2,000,000         2,091,960
  Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
     8/01/33 ...................................................................................        2,000,000         2,041,640
  Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 .............           75,000            75,557
  Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
     5.50%, 8/01/21 ............................................................................        2,015,000         2,165,440
  Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
     7/01/25 ...................................................................................        3,100,000         3,158,559
                                                                                                                     ---------------
                                                                                                                        835,943,304
                                                                                                                     ---------------
  U.S. TERRITORIES 17.3%
  PUERTO RICO 16.9%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 .................................................................        5,000,000         4,839,400
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ...................        3,355,000         3,436,694
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded,
       5.00%, 7/01/36 ..........................................................................       10,000,000        10,782,900
       5.50%, 7/01/36 ..........................................................................        8,550,000         9,535,388
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..................................................       19,600,000        20,978,468
       Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        5,000,000         5,373,350
  Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
     7/01/31 ...................................................................................       15,000,000        16,163,850
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ......................        4,440,000         4,451,233
       Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ...............        2,790,000         2,794,073
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ....................................................        8,190,000         8,382,957
       Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................       21,810,000        23,388,826
       Series I, 5.375%, 7/01/34 ...............................................................       40,000,000        40,971,200
       Series I, 5.00%, 7/01/36 ................................................................        7,000,000         6,915,230
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.50%, 8/01/29 ..............................................................       11,340,000        12,152,851
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.50%, 8/01/29 ..............................................................        3,660,000         3,907,014
                                                                                                                     ---------------
                                                                                                                        174,073,434
                                                                                                                     ---------------


                                                          Semiannual Report | 93

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ..................................................................................   $    2,500,000    $    2,561,800
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
     7/01/17 ...................................................................................        1,500,000         1,543,140
                                                                                                                     ---------------
                                                                                                                          4,104,940
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        178,178,374
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $990,128,913) ..............................................                      1,014,121,678
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  U.S. TERRITORIES 0.3%
  PUERTO RICO 0.3%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 3.73%, 12/01/15 ........................................        2,200,000         2,200,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.90%, 7/01/28 ..............................          600,000           600,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,800,000) ...............................................                          2,800,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $992,928,913) 99.0% ..................................................                      1,016,921,678
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                          9,942,761
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $1,026,864,439
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


94 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN COLORADO TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS A                                                  (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $   12.10      $   12.03   $   12.04   $   12.19   $   11.98   $   11.79
                                                      -----------------------------------------------------------------------------
Income from investment operations a:

   Net investment income b .........................           0.25           0.51        0.53        0.54        0.55        0.57

   Net realized and unrealized gains (losses) ......          (0.41)          0.08       (0.01)      (0.15)       0.19        0.19
                                                      -----------------------------------------------------------------------------
Total from investment operations ...................          (0.16)          0.59        0.52        0.39        0.74        0.76
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income ......          (0.25)         (0.52)      (0.53)      (0.54)      (0.53)      (0.57)
                                                      -----------------------------------------------------------------------------
Redemption fees ....................................             -- e           -- e        -- e        -- e        --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period .....................      $   11.69      $   12.10   $   12.03   $   12.04   $   12.19   $   11.98
                                                      =============================================================================

Total return c .....................................          (1.30)%         5.04%       4.41%       3.39%       6.39%       6.62%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           0.67%          0.68%       0.69%       0.69%       0.69%       0.69%
Net investment income ..............................           4.23%          4.31%       4.40%       4.52%       4.56%       4.79%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $ 434,473      $ 426,482   $ 382,608   $ 346,589   $ 339,134   $ 345,825
Portfolio turnover rate ............................          14.80%         15.20%      23.19%      30.06%      17.79%      26.30%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 95

Franklin Tax-Free Trust

FRANKLIN COLORADO TAX-FREE INCOME FUND

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)          2007        2006        2005        2004 f      2003
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............      $   12.19      $   12.12   $   12.13   $   12.27   $   12.06   $   11.86
                                                      -----------------------------------------------------------------------------
Income from investment operations a:

   Net investment income b .........................           0.22           0.45        0.47        0.48        0.48        0.51

   Net realized and unrealized gains (losses) ......          (0.41)          0.07       (0.01)      (0.14)       0.20        0.20
                                                      -----------------------------------------------------------------------------
Total from investment operations ...................          (0.19)          0.52        0.46        0.34        0.68        0.71
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income ......          (0.22)         (0.45)      (0.47)      (0.48)      (0.47)      (0.51)
                                                      -----------------------------------------------------------------------------
Redemption fees ....................................             -- e           -- e        -- e        -- e        --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period .....................      $   11.78      $   12.19   $   12.12   $   12.13   $   12.27   $   12.06
                                                      =============================================================================

Total return c .....................................          (1.57)%         4.43%       3.81%       2.88%       5.75%       6.10%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           1.22%         1.23%        1.24%       1.24%       1.26%       1.22%
Net investment income ..............................           3.68%         3.76%        3.85%       3.97%       3.99%       4.26%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $  52,712      $  50,938   $  43,676   $  40,875   $  43,075   $  43,821
Portfolio turnover rate ............................          14.80%         15.20%      23.19%      30.06%      17.79%      26.30%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


96 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.7%
  MUNICIPAL BONDS 99.7%
  COLORADO 95.8%
a Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
     MBIA Insured, 5.00%, 2/01/31 ..............................................................   $   10,000,000    $    9,944,900
  Arapahoe County MFR, Housing Development Reserve South Creek, Series A, FSA Insured,
     6.45%, 6/01/32 ............................................................................        3,105,000         3,203,366
a Arapahoe County Water and Wastewater Authority Revenue, Refunding, FSA Insured, 5.00%,
     12/01/33 ..................................................................................        2,000,000         2,022,220
  Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
     12/01/32 ..................................................................................       15,000,000        15,326,850
  Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
       5.25%, 10/01/32 .........................................................................        1,690,000         1,756,687
       5.25%, 10/01/40 .........................................................................        8,200,000         8,492,904
       5.00%, 10/01/43 .........................................................................       10,000,000         9,983,000
  Arvada IDR, Wanco Inc. Project,
       5.25%, 12/01/07 .........................................................................           25,000            25,014
       5.80%, 12/01/17 .........................................................................          480,000           481,882
  Aspen Valley Hospital District Revenue, Refunding, 5.00%, 10/15/26 ...........................        1,670,000         1,624,042
  Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 .....................................        4,935,000         5,209,682
  Aurora Sewer Improvement Revenue, first lien, MBIA Insured, 5.00%, 8/01/29 ...................        7,285,000         7,474,191
  Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
       8/01/36 .................................................................................       10,000,000        10,203,200
     a 8/01/39 .................................................................................        5,000,000         5,073,950
  Boulder County Development Revenue, University Corp. for Atmospheric Research,
     MBIA Insured, 5.00%, 9/01/33 ..............................................................        1,500,000         1,522,455
  Boulder County Hospital Revenue, Longmont United Hospital Project, Pre-Refunded,
       5.50%, 12/01/12 .........................................................................        1,000,000         1,012,620
       5.60%, 12/01/17 .........................................................................        3,385,000         3,428,226
  Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 .....................        2,500,000         2,538,625
  Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ..........        8,655,000         8,959,656
  Broomfield COP,
       Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 .......................        1,535,000         1,590,475
       Refunding, AMBAC Insured, 6.00%, 12/01/29 ...............................................        2,000,000         2,092,140
  Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
     5.00%, 12/01/27 ...........................................................................       10,000,000        10,197,600
  Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
     12/01/31 ..................................................................................        7,500,000         7,606,350
a Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
     5.00%, 3/01/37 ............................................................................       13,000,000        13,166,530
  Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ......................        6,915,000         6,965,825
  Colorado Educational and Cultural Facilities Authority Revenue,
       James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%,
         8/01/37 ...............................................................................        6,060,000         6,111,571
       Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
         5.00%, 7/01/27 ........................................................................        6,545,000         6,920,290
       Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded,
         5.00%, 7/01/32 ........................................................................       10,005,000        10,578,687
       University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 ..............        1,050,000         1,108,118
       University of Denver Project, Refunding, Series B, FGIC Insured, Pre-Refunded, 5.25%,
         3/01/35 ...............................................................................        3,250,000         3,542,402


                                                          Semiannual Report | 97

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Health Facilities Authority Revenue,
       Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 ....................   $    1,800,000    $    1,834,722
       Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ...........           82,000            82,133
       Evangelical Lutheran, Series A, 5.25%, 6/01/34 ..........................................        3,500,000         3,330,880
       Evangelical Lutheran Project, 5.25%, 6/01/31 ............................................        4,000,000         3,832,200
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
         12/01/25 ..............................................................................        3,050,000         2,981,955
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
         12/01/26 ..............................................................................        3,205,000         3,112,215
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
         12/01/27 ..............................................................................        3,365,000         3,232,251
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
         12/01/30 ..............................................................................        3,000,000         2,795,070
       Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 .......................          890,000           899,924
       Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 .......................        1,000,000           995,300
       Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
         Pre-Refunded, 5.75%, 5/15/24 ..........................................................        5,000,000         5,214,350
       Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .......................................        8,000,000         8,177,920
       Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ....................................        1,660,000         1,667,121
       Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ....................................        1,615,000         1,618,682
       Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 .............................        2,500,000         2,800,875
       Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 ..............................        5,500,000         6,135,470
       Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29 .........................        4,000,000         3,780,480
  Colorado HFAR,
       MF, Project II, Series A-2, 5.30%, 10/01/23 .............................................        1,645,000         1,677,160
       MF, Project II, Series A-2, 5.375%, 10/01/32 ............................................        3,605,000         3,638,238
       MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ..............................        2,630,000         2,694,198
       MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ..........................        1,000,000         1,012,630
       MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 .......................................          475,000           483,897
  Colorado Springs Hospital Revenue,
       6.375%, 12/15/30 ........................................................................        3,785,000         4,002,940
       Pre-Refunded, 6.375%, 12/15/30 ..........................................................        3,715,000         4,044,595
  Colorado Springs Utilities Revenue,
       Refunding and Improvement, Series A, 5.375%, 11/15/26 ...................................       10,000,000        10,023,700
       sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ................................        4,000,000         4,052,840
  Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic
     Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 .................................        5,000,000         5,093,550
  Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
       6.15%, 9/01/11 ..........................................................................          125,000           125,125
       6.30%, 9/01/14 ..........................................................................           25,000            25,027
  Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
     Series A, FGIC Insured,
       5.80%, 11/01/20 .........................................................................          800,000           846,864
       Pre-Refunded, 5.80%, 11/01/20 ...........................................................        1,200,000         1,275,804
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
       East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 .........        2,590,000         2,638,640
       Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ........................        5,000,000         5,067,650


98 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ............................................   $   13,975,000    $   14,139,486
  Denver City and County Airport Revenue,
       Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ....................................        4,500,000         4,627,170
       Refunding, Series B, 5.50%, 11/15/33 ....................................................        5,000,000         5,120,700
       Series D, 7.75%, 11/15/13 ...............................................................        1,000,000         1,098,770
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ...........        7,000,000         7,440,790
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured, 5.00%,
     12/01/30 ..................................................................................       15,000,000        15,141,750
  Denver Health and Hospital Authority Healthcare Revenue,
       Refunding, Series A, 5.25%, 12/01/31 ....................................................        9,250,000         8,917,647
       Series A, Pre-Refunded, 6.00%, 12/01/23 .................................................        1,000,000         1,084,500
       Series A, Pre-Refunded, 6.00%, 12/01/31 .................................................        5,400,000         5,856,300
       Series A, Pre-Refunded, 6.25%, 12/01/33 .................................................        3,250,000         3,711,532
  Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
     11/01/35 ..................................................................................       10,875,000        11,034,319
  E-470 Public Highway Authority Revenue,
       Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ........................        3,000,000           738,900
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ........................        7,800,000         2,035,176
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ........................       14,075,000         3,272,297
       Senior Series A, MBIA Insured, 5.75%, 9/01/29 ...........................................        4,575,000         4,918,720
       Senior Series A, MBIA Insured, 5.75%, 9/01/35 ...........................................       10,825,000        11,638,282
  El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
     12/20/32 ..................................................................................        1,890,000         1,909,826
  El Paso County School District No. 2 GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/26 .........        4,000,000         4,245,800
  El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ......................        1,500,000         1,603,830
  Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
       12/01/19 ................................................................................        1,500,000         1,581,195
       12/01/24 ................................................................................        1,000,000         1,054,130
  Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ..............        1,000,000         1,013,800
  La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
       5.75%, 4/01/14 ..........................................................................        2,090,000         2,136,921
       6.00%, 4/01/19 ..........................................................................        1,000,000         1,018,020
       6.10%, 4/01/24 ..........................................................................        1,000,000         1,016,310
  Northwest Parkway Public Highway Authority Revenue, Series A,
       AMBAC Insured, 5.125%, 6/15/26 ..........................................................        7,550,000         7,771,743
       AMBAC Insured, 5.125%, 6/15/31 ..........................................................        4,465,000         4,561,980
       FSA Insured, 5.25%, 6/15/41 .............................................................        3,460,000         3,570,962
  Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
     11/01/21 ..................................................................................        4,300,000         4,597,044
  Pueblo COP, Public Parking, Lease Purchase and Sublease, 6.90%, 7/01/15 ......................          330,000           331,409
  Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
     12/01/19 ..................................................................................        3,995,000         4,195,709
  Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A,
     FSA Insured, 4.50%, 11/01/35 ..............................................................       10,000,000         9,348,600
  Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
     12/01/34 ..................................................................................        5,000,000         4,686,400
  Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
     Refunding, 7.875%, 9/01/08 ................................................................        2,750,000         2,861,018


                                                          Semiannual Report | 99

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
     Renewal, MBIA Insured, 5.00%, 12/01/29 ....................................................   $    6,100,000    $    6,233,285
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .............................        7,010,000         7,163,168
  University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33 ............        6,070,000         6,448,525
  University of Colorado Hospital Authority Revenue, Series A,
       5.00%, 11/15/37 .........................................................................        2,000,000         1,867,260
       5.25%, 11/15/39 .........................................................................        3,000,000         2,900,310
       Pre-Refunded, 5.60%, 11/15/25 ...........................................................        1,900,000         2,026,027
  University of Northern Colorado Revenue,
       Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
         6/01/31 ...............................................................................        3,000,000         3,031,350
       FSA Insured, 5.00%, 6/01/30 .............................................................        4,580,000         4,676,913
  Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ...................        5,000,000         5,298,100
  Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ............................        1,555,000         1,614,634
                                                                                                                     ---------------
                                                                                                                        466,898,472
                                                                                                                     ---------------
  U.S. TERRITORIES 3.9%
  PUERTO RICO 2.8%
  Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ................        5,000,000         4,999,650
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
         7/01/22 ...............................................................................        1,335,000         1,344,105
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ....................................................        2,120,000         2,169,947
       Series I, 5.375%, 7/01/34 ...............................................................        5,000,000         5,121,400
                                                                                                                     ---------------
                                                                                                                         13,635,102
                                                                                                                     ---------------
  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding,
       Series A, 5.40%, 10/01/12 ...............................................................        2,500,000         2,560,800
       Series A, 5.50%, 10/01/22 ...............................................................        2,500,000         2,538,076
                                                                                                                     ---------------
                                                                                                                          5,098,876
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                         18,733,978
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $474,888,106) ..............................................                        485,632,450
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 1.5%
  MUNICIPAL BONDS 1.5%
  COLORADO 0.9%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
     Bond Program,
       Daily VRDN and Put, 3.96%, 2/01/35 ......................................................          300,000            300,000
       Refunding, Series A-8, Daily VRDN and Put, 3.96%, 9/01/35 ...............................        1,200,000          1,200,000
       Refunding, Series D-1, Daily VRDN and Put, 3.96%, 7/01/36 ...............................          500,000            500,000
       Series A-4, Daily VRDN and Put, 3.96%, 2/01/34 ..........................................        1,400,000          1,400,000
       Series A-7, Weekly VRDN and Put, 3.96%, 7/01/29 .........................................          800,000            800,000
                                                                                                                     ---------------
                                                                                                                          4,200,000
                                                                                                                     ---------------


100 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 0.6%
  PUERTO RICO 0.6%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.73%, 12/01/15 ......................................................   $    3,100,000    $    3,100,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,300,000) ...............................................                          7,300,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $482,188,106) 101.2% .................................................                        492,932,450
  OTHER ASSETS, LESS LIABILITIES (1.2)% ........................................................                         (5,747,378)
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  487,185,072
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2007                 YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)        2007        2006       2005        2004 f     2003
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............       $  11.13      $  11.10    $  11.11   $  11.12    $  11.10   $  10.88
                                                     -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.23          0.46        0.48       0.49        0.49       0.51
   Net realized and unrealized gains (losses) ....          (0.34)         0.04       (0.01)     (0.02)       0.02       0.22
                                                     -------------------------------------------------------------------------
Total from investment operations .................          (0.11)         0.50        0.47       0.47        0.51       0.73
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ....          (0.23)        (0.47)      (0.48)     (0.48)      (0.49)     (0.51)
                                                     -------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e        --         -- e        --         --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ...................       $  10.79      $  11.13    $  11.10   $  11.11    $  11.12   $  11.10
                                                     =========================================================================

Total return c ...................................          (0.99)%        4.61%       4.33%      4.38%       4.72%      6.90%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           0.69%         0.70%       0.71%      0.71%       0.70%      0.70%
Net investment income ............................           4.13%         4.21%       4.30%      4.46%       4.43%      4.66%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................       $319,739      $305,258    $274,407   $249,286    $265,854   $279,268
Portfolio turnover rate ..........................           3.71%        11.18%       7.73%      2.77%       6.79%     10.20%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


102 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2007                   YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)        2007        2006       2005        2004 f     2003
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $ 11.19      $  11.15    $  11.16   $  11.17    $  11.15   $  10.92
                                                     -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.20          0.41        0.42       0.43        0.43       0.45
   Net realized and unrealized gains (losses) ....          (0.34)         0.04       (0.01)     (0.02)       0.02       0.23
                                                     -------------------------------------------------------------------------
Total from investment operations .................          (0.14)         0.45        0.41       0.41        0.45       0.68
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ....          (0.20)        (0.41)      (0.42)     (0.42)      (0.43)     (0.45)
                                                     -------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e        --         -- e        --         --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ...................        $ 10.85      $  11.19    $  11.15   $  11.16    $  11.17   $  11.15
                                                     =========================================================================

Total return c ...................................          (1.26)%        4.10%       3.75%      3.78%       4.12%      6.40%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           1.24%         1.25%       1.26%      1.26%       1.27%      1.24%
Net investment income ............................           3.58%         3.66%       3.75%      3.91%       3.86%      4.12%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $54,767      $ 52,623    $ 45,564   $ 40,942    $ 42,817   $ 46,267
Portfolio turnover rate ..........................           3.71%        11.18%       7.73%      2.77%       6.79%     10.20%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  CONNECTICUT 74.2%
  Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ..........................  $    1,000,000    $    1,070,020
  Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
     5.125%, 10/01/26 ...........................................................................       3,000,000         3,046,860
  Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
       5.75%, 12/01/23 ..........................................................................         750,000           767,265
       Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ...................       2,000,000         2,041,780
       Church Homes Inc., Refunding, 5.80%, 4/01/21 .............................................       4,000,000         4,033,800
       Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ............................       1,100,000         1,106,468
  Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
     Series A, 5.85%, 9/01/28 ...................................................................       5,500,000         5,662,800
  Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
     Refunding, Radian Insured, 5.00%, 9/01/21 ..................................................       2,000,000         2,001,640
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
     Project,
       6.15%, 4/01/35 ...........................................................................       1,000,000         1,020,770
       6.00%, 9/01/36 ...........................................................................      10,000,000        10,110,600
  Connecticut State GO,
       Series A, FSA Insured, 4.75%, 12/15/22 ...................................................       1,000,000         1,026,360
       Series B, FSA Insured, 5.00%, 5/01/26 ....................................................       3,040,000         3,152,206
       Series B, Pre-Refunded, 5.00%, 6/15/20 ...................................................      10,000,000        10,464,600
       Series B, Pre-Refunded, 5.00%, 6/15/22 ...................................................       2,000,000         2,118,180
       Series C, FSA Insured, 5.00%, 6/01/26 ....................................................       5,000,000         5,153,150
       Series D, 5.00%, 11/01/26 ................................................................       2,000,000         2,063,640
  Connecticut State Health and Educational Facilities Authority Revenue,
       Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 .................................       5,000,000         5,048,100
       Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 ..............................       1,000,000           940,410
       Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ............................       3,250,000         3,407,040
       Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ..................       1,215,000         1,273,879
       Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ...................       1,000,000         1,015,760
       Child Care Facilities Program, Series F, Assured Guaranty, 5.00%, 7/01/31 ................       2,525,000         2,530,176
       Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 ..............       1,000,000         1,065,910
       Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ...............       3,500,000         3,647,105
       Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
         7/01/25 ................................................................................       2,965,000         3,056,352
       Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
         7/01/30 ................................................................................       2,500,000         2,419,775
       Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
         7/01/25 ................................................................................       6,230,000         6,664,729
       Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ...............       1,500,000         1,557,525
       Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 ...............       8,000,000         8,341,760
       Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 .............................       3,000,000         3,146,400
       Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 ...................       4,210,000         4,435,951
       Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 ............................       5,000,000         5,024,150
       Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ..........................       3,410,000         3,461,252
       Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ...................       1,000,000         1,038,960
       Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37 ......................       2,500,000         2,444,525
       Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ................................         425,000           505,019


104 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
  Connecticut State Health and Educational Facilities Authority Revenue, (continued)
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ......................  $    2,730,000    $    2,824,294
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ......................       4,415,000         4,496,677
       New Horizons Village Project, 7.30%, 11/01/16 ............................................       2,905,000         2,912,350
       Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ............................       1,675,000         1,700,996
       Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 .............       4,000,000         3,869,040
       Sacred Heart University, Series C, 6.50%, 7/01/16 ........................................         215,000           217,236
       Sacred Heart University, Series C, 6.625%, 7/01/26 .......................................         785,000           791,735
       Series B, MBIA Insured, 5.00%, 7/01/33 ...................................................       2,000,000         2,035,220
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .................................       4,615,000         4,300,765
       Trinity College, Refunding, Series J, MBIA Insured, 4.50%, 7/01/37 .......................       2,000,000         1,890,120
       Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 ...................       5,425,000         5,737,046
       Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ..................................       1,855,000         1,902,284
       University of Connecticut Foundation, Series A, Pre-Refunded, 5.375%, 7/01/29 ............       1,250,000         1,271,688
       Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ...................       1,000,000         1,017,100
       Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30 ..................       2,000,000         2,123,620
       William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 ........................       4,720,000         4,786,788
       Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ............................       5,000,000         4,877,450
       Yale University, Series Y-1, 5.00%, 7/01/35 ..............................................      15,000,000        15,261,300
       Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 .......................      15,500,000        15,820,385
  Connecticut State HFAR,
       Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 .............       1,840,000         1,852,365
       Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ..............................       2,715,000         2,759,227
       Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 .........................       4,650,000         4,620,147
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 .......       1,000,000         1,032,990
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 .......       1,000,000         1,014,850
  Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
     Loan Program, Series A,
       AMBAC Insured, 6.00%, 11/15/18 ...........................................................         690,000           687,150
       MBIA Insured, 5.50%, 11/15/17 ............................................................         735,000           738,888
  Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
       7/01/26 ..................................................................................       6,025,000         6,215,390
       7/01/27 ..................................................................................       4,060,000         4,179,405
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
       Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ....................................       1,000,000         1,065,870
       Series B, AMBAC Insured, 5.00%, 12/01/20 .................................................       5,000,000         5,181,300
       Series B, AMBAC Insured, 5.00%, 12/01/22 .................................................       1,000,000         1,030,090
  Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
     Series A, MBIA Insured, 5.00%,
       11/15/24 .................................................................................       3,315,000         3,429,633
       8/15/35 ..................................................................................       5,750,000         5,846,255
  Hartford GO, AMBAC Insured, 5.00%,
       7/15/23 ..................................................................................       1,000,000         1,041,350
       7/15/25 ..................................................................................       1,000,000         1,033,200
  New Haven GO, Series C, MBIA Insured,
       5.00%, 11/01/22 ..........................................................................       2,975,000         3,081,535
       ETM, 5.00%, 11/01/22 .....................................................................          25,000            26,933


                                                         Semiannual Report | 105

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
  South Central Regional Water Authority Water System Revenue,
       Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ......................................  $    3,500,000    $    3,590,195
       Refunding, Twentieth Series A, MBIA Insured, 5.00%, 8/01/26 ..............................       7,345,000         7,579,085
       Series A, MBIA Insured, 5.00%, 8/01/33 ...................................................       6,000,000         6,088,560
  University of Connecticut Revenue, Student Fee,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 .......................................      10,000,000        10,283,400
       Series A, 5.00%, 5/15/23 .................................................................      10,000,000        10,285,500
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ....................................       1,500,000         1,620,540
                                                                                                                     ---------------
                                                                                                                        277,984,869
                                                                                                                     ---------------
  U.S. TERRITORIES 24.6%
  PUERTO RICO 22.9%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 ..................................................................       4,000,000         3,871,520
  Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...............................................       1,165,000         1,227,852
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................................       1,000,000         1,054,680
       Refunding, FSA Insured, 5.125%, 7/01/30 ..................................................         835,000           854,848
       Refunding, Series B, 5.00%, 7/01/35 ......................................................       5,000,000         4,911,150
       Series A, 5.00%, 7/01/29 .................................................................       1,000,000         1,005,090
       Series A, 5.125%, 7/01/31 ................................................................       3,195,000         3,218,451
       Series A, 5.00%, 7/01/33 .................................................................       1,000,000         1,001,930
       Series A, 5.00%, 7/01/34 .................................................................         750,000           751,665
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................       1,000,000         1,060,510
       Series A, Pre-Refunded, 5.125%, 7/01/31 ..................................................       1,000,000         1,052,130
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, 5.00%, 7/01/38 ......................................................         120,000           119,617
       Series A, Pre-Refunded, 5.00%, 7/01/38 ...................................................       2,380,000         2,428,766
       Series G, 5.00%, 7/01/33 .................................................................         400,000           399,972
       Series G, Pre-Refunded, 5.00%, 7/01/33 ...................................................         600,000           639,516
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ..............................................................       5,000,000         5,110,600
  Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .....................................      13,000,000        13,691,210
       Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................................       1,000,000         1,077,590
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ....................................       1,000,000         1,076,990
       Series TT, 5.00%, 7/01/32 ................................................................      20,000,000        19,998,600
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .......       3,595,000         3,604,527
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..................       1,000,000         1,010,150
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 .....................................................       1,995,000         2,042,002
       Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................       6,005,000         6,439,702
       Series I, 5.00%, 7/01/36 .................................................................       1,000,000           987,890


106 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ...............................................................  $    5,000,000    $    5,229,100
  University of Puerto Rico Revenues, University System, Refunding, Series Q, 5.00%,
     6/01/36 ....................................................................................       2,000,000         1,978,780
                                                                                                                     ---------------
                                                                                                                         85,844,838
                                                                                                                     ---------------
  VIRGIN ISLANDS 1.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 .................................................................................       2,500,000         2,561,800
       10/01/22 .................................................................................       2,500,000         2,538,075
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/21 ....................................................................................       1,000,000           978,840
                                                                                                                     ---------------
                                                                                                                          6,078,715
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES ........................................................................                        91,923,553
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $365,044,532) ...............................................                       369,908,422
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  CONNECTICUT 0.2%
a Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
       Series T-1, Daily VRDN and Put, 3.92%, 7/01/29 ...........................................         200,000           200,000
       Series V-1, Daily VRDN and Put, 3.92%, 7/01/36 ...........................................         100,000           100,000
       Series V-2, Daily VRDN and Put, 3.92%, 7/01/36 ...........................................         445,000           445,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $745,000) ..................................................                           745,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $365,789,532) 99.0% ...................................................                       370,653,422
  OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                         3,852,454
                                                                                                                     ---------------
  NET ASSETS 100.0% .............................................................................                    $  374,505,876
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 107

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN DOUBLE TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2007                   YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)        2007        2006       2005        2004 f     2003
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............       $  12.06      $  11.98    $  11.99   $  12.06    $  11.90   $  11.68
                                                     -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.24          0.50        0.50       0.51        0.52       0.54
   Net realized and unrealized gains (losses) ....          (0.38)         0.08       (0.01)     (0.05)       0.19       0.22
                                                     -------------------------------------------------------------------------
Total from investment operations .................          (0.14)         0.58        0.49       0.46        0.71       0.76
                                                     -------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................          (0.25)        (0.50)      (0.50)     (0.51)      (0.52)     (0.54)
   Net realized gains ............................             --            --          --      (0.02)      (0.03)        --
                                                     -------------------------------------------------------------------------
Total distributions ..............................          (0.25)        (0.50)      (0.50)     (0.53)      (0.55)     (0.54)
                                                     -------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e        -- e       -- e        --         --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ...................       $  11.67      $  12.06    $  11.98   $  11.99    $  12.06   $  11.90
                                                     =========================================================================

Total return c ...................................          (1.19)%        4.97%       4.13%      4.01%       6.18%      6.67%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           0.68%         0.70%       0.71%      0.72%       0.72%      0.74%
Net investment income ............................           4.07%         4.16%       4.17%      4.31%       4.35%      4.61%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................       $465,296      $428,458    $370,481   $309,495    $298,732   $273,119
Portfolio turnover rate ..........................           7.23%        10.88%      14.19%     10.46%      25.31%     31.54%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


108 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2007                    YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)         2007        2006       2005        2004 f     2003
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $ 12.11      $  12.01    $  12.03   $  12.10    $  11.93   $  11.70
                                                    --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.21          0.43        0.43       0.45        0.45       0.48
   Net realized and unrealized gains (losses) ....          (0.39)         0.10       (0.02)     (0.05)       0.20       0.23
                                                    --------------------------------------------------------------------------
Total from investment operations .................          (0.18)         0.53        0.41       0.40        0.65       0.71
                                                    --------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................          (0.22)        (0.43)      (0.43)     (0.45)      (0.45)     (0.48)
   Net realized gains ............................             --            --          --      (0.02)      (0.03)        --
                                                    --------------------------------------------------------------------------
Total distributions ..............................          (0.22)        (0.43)      (0.43)     (0.47)      (0.48)     (0.48)
                                                    --------------------------------------------------------------------------
Redemption fees ..................................           -- e          -- e        -- e       -- e          --         --
                                                    --------------------------------------------------------------------------
Net asset value, end of period ...................        $ 11.71      $  12.11    $  12.01   $  12.03    $  12.10   $  11.93
                                                    ==========================================================================

Total return c ...................................          (1.54)%        4.55%       3.47%      3.42%       5.67%      6.17%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           1.23%         1.24%       1.26%      1.27%       1.30%      1.24%
Net investment income ............................           3.52%         3.62%       3.62%      3.76%       3.77%      4.11%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $65,962      $ 58,803    $ 55,931   $ 45,621    $ 45,572   $ 30,856
Portfolio turnover rate ..........................           7.23%        10.88%      14.19%     10.46%      25.31%     31.54%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 109

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  U.S. TERRITORIES 98.6%
  GUAM 5.0%
  Guam Education Financing Foundation COP, 5.00%, 10/01/23 ......................................  $    2,500,000    $    2,507,150
  Guam International Airport Authority Revenue,
       Series A, MBIA Insured, 5.25%, 10/01/20 ..................................................       1,725,000         1,818,305
       Series A, MBIA Insured, 5.25%, 10/01/22 ..................................................         700,000           734,419
       Series B, MBIA Insured, 5.25%, 10/01/22 ..................................................       1,000,000         1,049,170
       Series B, MBIA Insured, 5.25%, 10/01/23 ..................................................       1,000,000         1,047,000
       Series C, MBIA Insured, 5.25%, 10/01/21 ..................................................       5,000,000         5,109,200
       Series C, MBIA Insured, 5.00%, 10/01/23 ..................................................       5,000,000         5,067,700
  Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
       5.125%, 10/01/29 .........................................................................       1,975,000         2,015,665
       5.25%, 10/01/34 ..........................................................................       7,000,000         7,175,070
                                                                                                                     ---------------
                                                                                                                         26,523,679
                                                                                                                     ---------------
  PUERTO RICO 80.6%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 ..................................................................       5,000,000         4,839,400
  Puerto Rico Commonwealth GO, Public Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................................       3,000,000         3,164,040
       Refunding, Series B, 5.00%, 7/01/35 ......................................................       5,000,000         4,911,150
       Series A, 5.375%, 7/01/28 ................................................................       1,300,000         1,331,655
       Series A, 5.00%, 7/01/29 .................................................................       4,500,000         4,522,905
       Series A, 5.00%, 7/01/34 .................................................................       5,000,000         5,011,100
       Series A, FGIC Insured, 5.125%, 7/01/31 ..................................................       3,315,000         3,397,311
       Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ....................................       1,685,000         1,772,839
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 5.50%, 7/01/36 ...............................................................      11,850,000        13,215,713
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series H, 5.00%, 7/01/35 ......................................................          20,000            19,939
       Refunding, Series K, 5.00%, 7/01/30 ......................................................       1,000,000         1,001,850
       Refunding, Series M, 5.00%, 7/01/25 ......................................................       4,345,000         4,388,363
       Refunding, Series M, 5.00%, 7/01/37 ......................................................       5,455,000         5,355,064
       Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36 ....................................       4,500,000         4,748,670
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ........................................       6,000,000         6,552,120
       Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................................      10,000,000        10,703,300
       Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................      11,990,000        12,885,293
       Series H, Pre-Refunded, 5.00%, 7/01/35 ...................................................          80,000            85,269
       Series J, Pre-Refunded, 5.00%, 7/01/34 ...................................................       1,000,000         1,072,710
       Series K, Pre-Refunded, 5.00%, 7/01/35 ...................................................       5,815,000         6,262,697
       Series K, Pre-Refunded, 5.00%, 7/01/40 ...................................................       9,500,000        10,231,405
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 .......................................................................      10,000,000        10,571,400
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       5.00%, 7/01/37 ...........................................................................      12,000,000        11,962,200
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 ....................................       9,000,000         9,129,690
       Series B, 5.00%, 7/01/31 .................................................................       7,500,000         7,504,800
       Series B, 5.00%, 7/01/37 .................................................................       9,000,000         8,985,510
       Series B, 5.00%, 7/01/41 .................................................................       3,100,000         3,064,846


110 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 ............................................................  $   20,000,000    $   20,442,400
       CIFG Insured, 5.00%, 7/01/27 .............................................................         900,000           926,469
  Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .....................................       1,605,000         1,690,338
       Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ....................................       1,000,000         1,074,410
       Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................................      15,500,000        16,702,645
       Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ....................................       4,000,000         4,263,440
       Series NN, Pre-Refunded, 5.125%, 7/01/29 .................................................       5,125,000         5,481,956
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ....................................       5,670,000         6,106,533
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ....................................       1,725,000         1,857,808
       Series TT, 5.00%, 7/01/27 ................................................................       5,000,000         5,061,600
       Series TT, 5.00%, 7/01/32 ................................................................      31,800,000        31,797,774
  Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .......................................      10,000,000         9,630,300
  Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ............................      10,610,000        10,661,352
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ...................................         900,000           945,117
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .......................       2,500,000         2,503,675
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ........................         500,000           500,575
       Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ................       8,445,000         8,457,330
       Mennonite General Hospital Project, 5.625%, 7/01/17 ......................................         620,000           593,563
       Mennonite General Hospital Project, 5.625%, 7/01/27 ......................................       1,950,000         1,723,605
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue,
       Guaynabo Municipal Government, 5.625%, 7/01/15 ...........................................       5,970,000         6,027,551
       Guaynabo Municipal Government, 5.625%, 7/01/22 ...........................................       3,160,000         3,181,551
       Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .............................................       1,250,000         1,253,313
       Guaynabo Warehouse, Series A, 5.20%, 7/01/24 .............................................       4,120,000         4,120,948
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue,
       Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 .....................       2,000,000         2,066,280
       Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ......................       7,850,000         7,867,741
       Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..........................       5,970,000         6,333,095
       International American University of Puerto Rico Project, MBIA Insured, 4.25%,
         10/01/24 ...............................................................................       1,000,000           964,620
       International American University of Puerto Rico Project, MBIA Insured, 4.375%,
         10/01/25 ...............................................................................       1,000,000           980,980
       International American University of Puerto Rico Project, MBIA Insured, 4.50%,
         10/01/29 ...............................................................................       3,750,000         3,587,925
       University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .........................       6,000,000         6,060,900
  Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
       5.00%, 8/01/22 ...........................................................................       3,000,000         3,125,070
       Pre-Refunded, 5.50%, 8/01/23 .............................................................       7,400,000         7,729,744
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
       8/01/27 ..................................................................................       5,500,000         5,622,045
       8/01/30 ..................................................................................      12,000,000        12,298,560


                                                         Semiannual Report | 111

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 .....................................................  $    3,430,000    $    3,510,811
       Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................       9,070,000         9,726,577
       Series I, 5.25%, 7/01/33 .................................................................       4,500,000         4,579,650
       Series I, 5.375%, 7/01/34 ................................................................       5,000,000         5,121,400
       Series I, 5.00%, 7/01/36 .................................................................       4,000,000         3,951,560
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................       1,250,000         1,251,238
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series A, Pre-Refunded, 5.00%, 6/01/26 ...................................................       2,865,000         2,920,667
       Series E, Pre-Refunded, 5.50%, 8/01/29 ...................................................       6,845,000         7,335,650
       Series E, Pre-Refunded, 5.50%, 8/01/29 ...................................................       2,155,000         2,300,441
  Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%, 8/01/57 .............      15,000,000        15,195,750
  University of Puerto Rico Revenues, University System, Refunding,
       Series P, 5.00%, 6/01/30 .................................................................       4,475,000         4,484,084
       Series Q, 5.00%, 6/01/26 .................................................................       2,500,000         2,526,275
       Series Q, 5.00%, 6/01/30 .................................................................       5,000,000         5,010,150
       Series Q, 5.00%, 6/01/36 .................................................................       2,000,000         1,978,780
                                                                                                                     ---------------
                                                                                                                        428,225,485
                                                                                                                     ---------------
  VIRGIN ISLANDS 13.0%
  Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
       6.45%, 3/01/16 ...........................................................................         160,000           160,246
       6.50%, 3/01/25 ...........................................................................         390,000           392,730
  Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, FGIC Insured, 5.00%, 10/01/27 ............................       6,000,000         6,203,160
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ..........................       5,000,000         4,844,450
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........................       9,220,000         8,694,644
       Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ..................       2,500,000         2,362,850
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......................       3,000,000         3,053,550
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .......................       6,750,000         6,852,803
       senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ......................       3,950,000         4,010,672
       senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 .........................       2,000,000         2,030,580
  Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
       5.25%, 9/01/18 ...........................................................................       3,930,000         4,069,869
       5.00%, 9/01/23 ...........................................................................      10,000,000        10,173,400
  Virgin Islands Water and Power Authority Electric System Revenue,
       Refunding, 5.30%, 7/01/18 ................................................................       4,175,000         4,120,600
       Refunding, 5.30%, 7/01/21 ................................................................       1,000,000           978,840
       Series A, 5.00%, 7/01/31 .................................................................       3,000,000         2,771,970
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.25%, 7/01/12 ...........................................................................       4,000,000         4,118,320
       5.50%, 7/01/17 ...........................................................................       4,000,000         4,115,040
                                                                                                                     ---------------
                                                                                                                         68,953,724
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $516,656,077) ...............................................                       523,702,888
                                                                                                                     ---------------


112 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $1,209,000) 0.2%
  MUNICIPAL BOND 0.2%
  U.S. TERRITORIES 0.2%
  PUERTO RICO 0.2%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.73%, 12/01/15 .......................................................  $    1,209,000    $    1,209,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $517,865,077) 98.8% ...................................................                       524,911,888
  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                         6,346,167
                                                                                                                     ---------------
  NET ASSETS 100.0% .............................................................................                    $  531,258,055
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 113

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                        ------------------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        AUGUST 31, 2007                     YEAR ENDED FEBRUARY 28,
CLASS A                                                   (UNAUDITED)          2007       2006       2005       2004 f     2003
                                                        ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................      $  11.47        $  11.42   $  11.51   $  11.76   $  11.48   $  11.14
                                                        ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................          0.21            0.42       0.42       0.42       0.43       0.46
   Net realized and unrealized gains (losses) .......         (0.23)           0.05      (0.10)     (0.25)      0.28       0.35
                                                        ------------------------------------------------------------------------
Total from investment operations ....................         (0.02)           0.47       0.32       0.17       0.71       0.81
                                                        ------------------------------------------------------------------------
Less distributions from net investment income .......         (0.21)          (0.42)     (0.41)     (0.42)     (0.43)     (0.47)
                                                        ------------------------------------------------------------------------
Redemption fees .....................................            -- e            -- e       -- e       -- e       --         --
                                                        ------------------------------------------------------------------------
Net asset value, end of period ......................      $  11.24        $  11.47   $  11.42   $  11.51   $  11.76   $  11.48
                                                        ========================================================================

Total return c ......................................         (0.16)%          4.22%      2.83%      1.54%      6.33%      7.45%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................................          0.69%           0.69%      0.69%      0.69%      0.70%      0.72%
Net investment income ...............................          3.64%           3.68%      3.64%      3.67%      3.69%      4.07%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $647,421        $611,291   $540,348   $493,994   $454,942   $365,043
Portfolio turnover rate .............................          8.70%           8.94%     12.62%      9.14%      8.62%      4.86%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


114 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                        --------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        AUGUST 31, 2007             YEAR ENDED FEBRUARY 28,
CLASS C                                                   (UNAUDITED)          2007       2006       2005       2004 f
                                                        --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................      $  11.49         $ 11.44    $ 11.53    $ 11.77    $ 11.67
                                                        --------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................          0.18            0.36       0.35       0.36       0.24
   Net realized and unrealized gains (losses) .......         (0.23)           0.05      (0.09)     (0.24)      0.10
                                                        --------------------------------------------------------------
Total from investment operations ....................         (0.05)           0.41       0.26       0.12       0.34
                                                        --------------------------------------------------------------
Less distributions from net investment income .......         (0.18)          (0.36)     (0.35)     (0.36)     (0.24)
                                                        --------------------------------------------------------------
Redemption fees .....................................            -- e            -- e       -- e       -- e       --
                                                        --------------------------------------------------------------
Net asset value, end of period ......................      $  11.26         $ 11.49    $ 11.44   $  11.53    $ 11.77
                                                        ==============================================================

Total return c ......................................         (0.44)%          3.65%      2.27%      1.05%      2.96%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................................          1.24%           1.24%      1.24%      1.24%      1.25%
Net investment income ...............................          3.09%           3.13%      3.09%      3.12%      3.14%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $ 28,626         $28,510    $30,178    $23,384    $11,182
Portfolio turnover rate .............................          8.70%           8.94%     12.62%      9.14%      8.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period July 1, 2003 (effective date) to February 29, 2004.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 115

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  ALABAMA 4.5%
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B,
     AMBAC Insured,
       4.625%, 8/15/13 ........................................................................    $    5,900,000    $    6,080,186
       4.125%, 2/15/14 ........................................................................         3,000,000         3,038,640
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
     Series A, MBIA Insured,
       4.50%, 9/01/13 .........................................................................         1,925,000         1,969,410
       4.625%, 9/01/14 ........................................................................         2,010,000         2,061,014
       4.50%, 9/01/15 .........................................................................         2,100,000         2,135,721
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
       5.00%, 6/01/17 .........................................................................         2,900,000         3,051,757
       Pre-Refunded, 4.80%, 6/01/13 ...........................................................         2,400,000         2,550,912
  Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 .......         2,195,000         2,307,735
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ...........         2,000,000         2,119,980
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 .............................           600,000           638,862
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ...............         4,070,000         4,310,700
                                                                                                                     ---------------
                                                                                                                         30,264,917
                                                                                                                     ---------------
  ARIZONA 4.6%
  Arizona Health Facilities Authority Revenue, Series A, 5.00%, 1/01/22 .......................         8,000,000         8,046,800
  Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 .............         5,000,000         5,045,100
  Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
     9/01/16 ..................................................................................         2,505,000         2,689,518
  Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 ..................         5,605,000         5,649,784
  Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
     FGIC Insured, 4.75%, 7/01/12 .............................................................         4,000,000         4,172,960
  Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 ...............         2,000,000         1,986,960
  Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ..................................           715,000           720,556
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
       7/01/14 ................................................................................         1,110,000         1,119,135
       7/01/15 ................................................................................         1,000,000         1,002,530
       7/01/16 ................................................................................         1,000,000           998,480
                                                                                                                     ---------------
                                                                                                                         31,431,823
                                                                                                                     ---------------
  ARKANSAS 1.3%
  Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections,
     Series B, FSA Insured, 5.00%,
       11/01/17 ...............................................................................         1,955,000         2,081,410
       11/01/19 ...............................................................................         2,065,000         2,173,598
  Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%,
     8/01/17 ..................................................................................         1,105,000         1,154,836
  University of Arkansas University Revenues,
       Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
         MBIA Insured, 5.00%, 11/01/16 ........................................................         1,000,000         1,061,640
       Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 .........         2,295,000         2,372,227
                                                                                                                     ---------------
                                                                                                                          8,843,711
                                                                                                                     ---------------


116 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA 5.6%
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
     5.125%, 5/01/18 ..........................................................................    $    3,000,000    $    3,221,100
  California State GO,
       Refunding, 5.00%, 2/01/17 ..............................................................         3,000,000         3,125,850
       Various Purpose, 5.25%, 11/01/17 .......................................................        10,000,000        10,653,100
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
     5.00%, 6/01/12 ...........................................................................         1,500,000         1,581,300
  Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
     4.25%, 7/01/17 ...........................................................................         6,530,000         6,596,802
  Los Angeles USD, GO, Series A, MBIA Insured,
       4.125%, 7/01/15 ........................................................................         2,500,000         2,536,750
       4.25%, 7/01/16 .........................................................................         2,500,000         2,542,450
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, 5.65%, 1/15/17 ......................................................         3,000,000         3,106,830
  Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 .............         2,870,000         3,099,743
  Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 .......................................         1,000,000         1,074,700
                                                                                                                     ---------------
                                                                                                                         37,538,625
                                                                                                                     ---------------
  COLORADO 3.0%
  Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA Insured,
     4.375%, 9/01/17 ..........................................................................        17,000,000        17,200,090
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ..........         3,000,000         3,211,590
                                                                                                                     ---------------
                                                                                                                         20,411,680
                                                                                                                     ---------------
  FLORIDA 8.1%
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 ......................         5,915,000         6,243,519
  Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ...................         1,000,000         1,026,810
  Collier County School Board COP, FSA Insured, 5.00%, 2/15/22 ................................         5,075,000         5,248,616
  Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
     FGIC Insured, 5.00%, 3/01/19 .............................................................         5,000,000         5,189,050
  Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 .........         3,000,000         3,000,030
  Marion County Public Improvement Revenue, Refunding, MBIA Insured,
       4.20%, 12/01/12 ........................................................................         1,400,000         1,419,656
       4.30%, 12/01/13 ........................................................................         1,800,000         1,824,354
  Orange County School Board COP, Series B, FGIC Insured, 5.00%,
       8/01/18 ................................................................................         5,150,000         5,421,972
       8/01/19 ................................................................................         5,985,000         6,264,978
  Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
     10/01/14 .................................................................................         5,000,000         5,006,700
  South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group,
     5.00%, 8/15/19 ...........................................................................         5,000,000         5,121,950
  Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ............................................         1,000,000         1,077,980
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ..................................         4,140,000         4,307,587
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ..................................         3,400,000         3,537,632
                                                                                                                     ---------------
                                                                                                                         54,690,834
                                                                                                                     ---------------


                                                         Semiannual Report | 117

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA 2.2%
  Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
       12/01/20 ...............................................................................    $    1,500,000    $    1,571,295
       12/01/21 ...............................................................................         1,000,000         1,040,090
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
     12/01/13 .................................................................................         1,020,000         1,021,418
  Main Street Natural Gas Inc. Gas Revenue, Series B, 5.00%, 3/15/18 ..........................         5,000,000         5,085,950
  South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 .........         2,650,000         2,845,570
  Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
     11/01/07 .................................................................................         3,105,000         3,110,247
                                                                                                                     ---------------
                                                                                                                         14,674,570
                                                                                                                     ---------------
  HAWAII 0.4%
  Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser Permanente,
     Series A, ETM, 5.10%, 3/01/14 ............................................................         2,500,000         2,565,850
                                                                                                                     ---------------
  ILLINOIS 3.1%
  Chicago Park District GO, Parking Revenues, Series A, FGIC Insured, Pre-Refunded, 4.125%,
     1/01/14 ..................................................................................         3,125,000         3,176,406
  Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
     Community, FSA Insured, 5.00%,
       12/01/18 ...............................................................................         6,000,000         6,364,920
       12/01/19 ...............................................................................        11,005,000        11,599,600
                                                                                                                     ---------------
                                                                                                                         21,140,926
                                                                                                                     ---------------
  KENTUCKY 0.4%
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement,
       5.70%, 10/01/10 ........................................................................         1,000,000         1,009,690
       5.75%, 10/01/11 ........................................................................         1,500,000         1,512,375
                                                                                                                     ---------------
                                                                                                                          2,522,065
                                                                                                                     ---------------
  LOUISIANA 3.7%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
     AMBAC Insured, 5.00%, 6/01/19 ............................................................        20,000,000        20,817,200
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ................         4,000,000         4,099,520
                                                                                                                     ---------------
                                                                                                                         24,916,720
                                                                                                                     ---------------
  MARYLAND 2.5%
  Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
     Refunding, CIFG Insured, 5.00%,
       6/01/19 ................................................................................         1,445,000         1,522,249
       6/01/20 ................................................................................         1,000,000         1,046,770
  Maryland State Health and Higher Educational Facilities Authority Revenue,
       Doctors Community Hospital, Refunding, Series A, 5.00%, 7/01/20 ........................         6,000,000         6,018,060
       Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%,
         7/01/15 ..............................................................................         1,000,000         1,068,770


118 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
       Peninsula Regional Medical Center, 5.00%, 7/01/18 ......................................    $    1,600,000    $    1,652,912
       Peninsula Regional Medical Center, 5.00%, 7/01/19 ......................................         1,430,000         1,475,188
       Peninsula Regional Medical Center, 5.00%, 7/01/20 ......................................         1,000,000         1,027,210
       Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19 .............         3,020,000         3,182,748
                                                                                                                     ---------------
                                                                                                                         16,993,907
                                                                                                                     ---------------
  MASSACHUSETTS 1.4%
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
     Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .........         3,000,000         3,135,810
  Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
     first mortgage, Refunding, Series A, 5.50%, 7/01/08 ......................................           535,000           538,333
  Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
     Project, Refunding, Series A,
       5.15%, 12/01/07 ........................................................................         2,000,000         2,003,220
       5.20%, 12/01/08 ........................................................................         2,000,000         2,007,920
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
     10/01/12 .................................................................................         1,745,000         1,781,174
                                                                                                                     ---------------
                                                                                                                          9,466,457
                                                                                                                     ---------------
  MICHIGAN 9.7%
  Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
     5.00%, 5/01/17 ...........................................................................         3,295,000         3,324,029
  Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
     Hospital, Refunding, Series B, 5.30%, 11/01/07 ...........................................           815,000           815,383
  Detroit GO, Series B, FSA Insured, 5.00%,
       4/01/18 ................................................................................         2,635,000         2,771,783
       4/01/19 ................................................................................         2,515,000         2,629,030
  Ferris State University Revenue, General,
       AMBAC Insured, Pre-Refunded, 5.00%, 10/01/18 ...........................................           520,000           524,014
       Refunding, AMBAC Insured, 5.00%, 10/01/18 ..............................................         2,120,000         2,130,621
  Garden City School District GO, Refunding, FSA Insured, 5.00%,
       5/01/15 ................................................................................         1,250,000         1,339,338
       5/01/18 ................................................................................         1,455,000         1,522,687
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/16 ................................................................................         1,925,000         2,028,353
       5/01/17 ................................................................................         2,025,000         2,125,298
  Michigan Municipal Bond Authority Department of Treasury Revenue, Local Government Loan
     Program, Group A, Series B, AMBAC Insured, 5.00%, 12/01/17 ...............................         1,000,000         1,069,120
  Michigan Municipal Bond Authority Revenue,
       Local Government Loan Project, Series B, Group A, AMBAC Insured, 5.00%, 12/01/18 .......         1,000,000         1,061,700
       School District City of Detroit, FSA Insured, 5.00%, 6/01/17 ...........................        10,000,000        10,530,000
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ..............................................         1,200,000         1,268,916
  Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior
     Series A, 5.25%, 6/01/22 .................................................................        10,000,000         9,798,300


                                                         Semiannual Report | 119

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
     5.00%, 5/01/16 ...........................................................................    $    1,630,000    $    1,741,036
  Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/19 ..................................................................................         2,275,000         2,387,271
  Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
     Refunding, MBIA Insured, 4.25%, 9/01/13 ..................................................         1,245,000         1,272,515
  South Lyon Community Schools GO, Refunding,
       FGIC Insured, 5.00%, 5/01/16 ...........................................................         3,040,000         3,265,021
       FSA Insured, 5.00%, 5/01/17 ............................................................         4,385,000         4,647,749
  Wayne-Westland Community Schools GO, Refunding,
       4.50%, 5/01/12 .........................................................................         1,035,000         1,066,050
       4.625%, 5/01/13 ........................................................................         1,095,000         1,137,705
       FSA Insured, 5.00%, 5/01/16 ............................................................         2,825,000         2,999,133
  Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ...........         4,290,000         4,357,610
                                                                                                                     ---------------
                                                                                                                         65,812,662
                                                                                                                     ---------------
  MINNESOTA 3.6%
  Chaska ISD No. 112 GO, Refunding, Series A,
       5.00%, 2/01/16 .........................................................................         4,000,000         4,095,320
       FSA Insured, 4.00%, 2/01/14 ............................................................         2,060,000         2,072,360
  Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ............................................         3,000,000         3,120,480
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
     2/01/17 ..................................................................................         1,000,000         1,016,810
  Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
       2/01/14 ................................................................................         2,340,000         2,451,875
       2/01/15 ................................................................................         2,425,000         2,532,937
       2/01/16 ................................................................................         2,460,000         2,562,410
  Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ........................         2,215,000         2,288,649
  Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
       4.00%, 2/01/13 .........................................................................         2,070,000         2,088,257
       4.125%, 2/01/14 ........................................................................         2,175,000         2,199,839
                                                                                                                     ---------------
                                                                                                                         24,428,937
                                                                                                                     ---------------
  MISSOURI 4.0%
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ...........................         1,675,000         1,669,205
  Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
     MBIA Insured, 5.00%, 3/01/16 .............................................................         2,000,000         2,113,300
  Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
       Pre-Refunded, 5.00%, 12/01/08 ..........................................................         1,000,000         1,002,960
       Refunding, 5.00%, 12/01/08 .............................................................         1,060,000         1,065,099
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
    Project, MBIA Insured, 5.00%,
       1/01/17 ................................................................................         1,500,000         1,585,620
       1/01/19 ................................................................................         1,000,000         1,044,210


120 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
     MBIA Insured,
       4.375%, 4/01/12 ........................................................................    $      335,000    $      342,832
       4.50%, 4/01/14 .........................................................................           545,000           557,617
       4.60%, 4/01/15 .........................................................................         1,360,000         1,391,878
       4.70%, 4/01/16 .........................................................................         1,165,000         1,193,030
  Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 ............................        15,245,000        15,182,038
                                                                                                                     ---------------
                                                                                                                         27,147,789
                                                                                                                     ---------------
  NEVADA 0.8%
  Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%, 6/15/19 ..........         5,000,000         5,109,950
                                                                                                                     ---------------
  NEW JERSEY 4.4%
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
     Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
       12/01/29 ...............................................................................         2,625,000         2,746,774
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
     5.90%, 1/01/15 ...........................................................................           805,000           807,689
  New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
     6/15/17 ..................................................................................         5,000,000         5,272,700
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ......................................        10,000,000        10,253,600
       Series D, FSA Insured, 5.00%, 6/15/19 ..................................................         5,630,000         5,910,599
       Series D, FSA Insured, Pre-Refunded, 5.00%, 6/15/19 ....................................         4,370,000         4,689,578
                                                                                                                     ---------------
                                                                                                                         29,680,940
                                                                                                                     ---------------
  NEW YORK 12.1%
  Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ................         1,560,000         1,639,482
  Long Island Power Authority Electric System Revenue, General,
       Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .....................................         7,000,000         7,363,790
       Series E, FGIC Insured, 5.00%, 12/01/18 ................................................         8,500,000         9,022,410
  MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ...........         2,215,000         2,270,375
  MTA Revenue, Transportation,
       Series A, FSA Insured, 5.00%, 11/15/20 .................................................         5,000,000         5,265,000
       Series C, 5.00%, 11/15/16 ..............................................................         1,150,000         1,226,740
       Series F, 5.00%, 11/15/15 ..............................................................         1,250,000         1,332,937
  MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ......................         1,500,000         1,563,660
  New York City GO,
       Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 .....................................             5,000             5,325
       Refunding, Series H, 5.00%, 8/01/17 ....................................................         4,330,000         4,538,273
       Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ..................................         1,245,000         1,334,005
       Series F, 4.75%, 1/15/16 ...............................................................         3,000,000         3,089,940
       Series H, 5.90%, 8/01/09 ...............................................................           495,000           499,950
       Series H, 5.00%, 8/01/16 ...............................................................         3,000,000         3,157,140
       Series I, 5.00%, 8/01/18 ...............................................................        10,000,000        10,426,100
       Series J, 6.00%, 8/01/08 ...............................................................           985,000           994,850
       Series O, 5.00%, 6/01/19 ...............................................................         5,000,000         5,207,950


                                                         Semiannual Report | 121

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ..............    $    4,500,000    $    4,627,620
  New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA Insured,
     4.25%, 8/01/14 ...........................................................................         2,355,000         2,391,408
  New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
     Refunding, Series D, MBIA Insured, 5.00%, 8/15/17 ........................................         2,000,000         2,036,640
  New York State Energy Research and Development Authority PCR, New York State Electric and
     Gas, MBIA Insured, 4.10%, 3/15/15 ........................................................         7,000,000         7,031,920
  Yonkers GO, Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 ...............................         6,435,000         6,813,571
                                                                                                                     ---------------
                                                                                                                         81,839,086
                                                                                                                     ---------------
  NORTH CAROLINA 4.8%
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
       8/01/15 ................................................................................           915,000           967,128
       8/01/17 ................................................................................         1,020,000         1,078,109
       8/01/19 ................................................................................         1,030,000         1,088,679
  Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ....................................         4,000,000         4,183,240
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare,
     Series A, FSA Insured, 5.00%, 1/15/22 ....................................................        10,000,000        10,239,700
  North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series D, 6.00%, 1/01/09 ....................................................           400,000           402,532
       Series D, 6.45%, 1/01/14 ...............................................................         1,000,000         1,057,380
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
     6.50%, 1/01/09 ...........................................................................         5,000,000         5,164,300
  Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 .............................         1,275,000         1,332,630
  Wake County GO, Public Improvement, 4.50%, 3/01/14 ..........................................         6,400,000         6,601,920
                                                                                                                     ---------------
                                                                                                                         32,115,618
                                                                                                                     ---------------
  OHIO 4.5%
  Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%, 12/01/14 ........         1,000,000         1,012,890
  Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 ..................................         2,180,000         2,249,171
  Cleveland Municipal School District GO, FSA Insured, 5.00%,
       12/01/14 ...............................................................................         1,915,000         2,044,512
       12/01/15 ...............................................................................         1,510,000         1,604,753
       12/01/16 ...............................................................................         1,400,000         1,481,900
  Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
       5.25%, 7/01/08 .........................................................................           575,000           577,156
       5.40%, 7/01/10 .........................................................................           775,000           785,246
       5.50%, 7/01/11 .........................................................................           500,000           507,075
  Lake Local School District Wood County GO, MBIA Insured,
       5.20%, 12/01/17 ........................................................................           375,000           394,931
       Pre-Refunded, 5.20%, 12/01/17 ..........................................................         2,190,000         2,339,073
  Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
     12/01/22 .................................................................................         2,900,000         2,871,435
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ........................         1,360,000         1,427,347
  Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
     12/01/15 .................................................................................         2,670,000         2,869,262


122 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured, 4.50%,
     12/01/21 .................................................................................    $    2,360,000    $    2,361,628
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     1/01/14 ..................................................................................         2,000,000         2,110,520
  University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
     6/01/17 ..................................................................................         3,000,000         3,181,410
  Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 ...............         1,000,000         1,051,340
  Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ..............................................         1,275,000         1,414,281
                                                                                                                     ---------------
                                                                                                                         30,283,930
                                                                                                                     ---------------
  OKLAHOMA 0.2%
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
     MBIA Insured, Pre-Refunded,
       5.60%, 3/01/10 .........................................................................           620,000           634,446
       6.00%, 3/01/15 .........................................................................           700,000           721,749
                                                                                                                     ---------------
                                                                                                                          1,356,195
                                                                                                                     ---------------
  OREGON 2.2%
  Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
     11/01/19 .................................................................................         2,340,000         2,460,955
  Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
       6/15/18 ................................................................................         3,135,000         3,324,448
       6/15/19 ................................................................................         3,290,000         3,466,541
  Salem Water and Sewer Revenue,
       MBIA Insured, 4.10%, 6/01/16 ...........................................................         1,035,000         1,041,790
       Refunding, FSA Insured, 4.375%, 6/01/11 ................................................         2,160,000         2,212,639
       Refunding, FSA Insured, 4.50%, 6/01/12 .................................................         2,250,000         2,325,487
                                                                                                                     ---------------
                                                                                                                         14,831,860
                                                                                                                     ---------------
  PENNSYLVANIA 0.8%
  Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
     12/01/13 .................................................................................         5,000,000         5,156,850
                                                                                                                     ---------------
  SOUTH CAROLINA 1.2%
  Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
     AMBAC Insured, 5.25%, 1/01/10 ............................................................         1,000,000         1,029,640
  Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
     1/01/14 ..................................................................................         2,000,000         2,014,220
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
  Project,
     FSA Insured, 5.00%, 12/01/18 .............................................................         5,000,000         5,264,200
                                                                                                                     ---------------
                                                                                                                          8,308,060
                                                                                                                     ---------------
  TENNESSEE 3.5%
  Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%,
       2/01/18 ................................................................................         5,000,000         5,085,050
       2/01/22 ................................................................................        15,000,000        14,953,500
  Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
     Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 .............................         3,425,000         3,615,156
                                                                                                                     ---------------
                                                                                                                         23,653,706
                                                                                                                     ---------------


                                                         Semiannual Report | 123

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS 4.3%
  Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
     10/01/19 .................................................................................    $   10,000,000    $   10,072,300
  Edgewood ISD Bexar County GO, Series A, 5.00%,
       2/15/16 ................................................................................         1,225,000         1,287,561
       2/15/17 ................................................................................         1,285,000         1,344,701
a Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
     5.00%, 2/15/22 ...........................................................................         4,165,000         4,230,140
  Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
     AMBAC Insured, 5.00%, 9/01/11 ............................................................         6,000,000         6,282,240
  Laredo ISD Public Facility Corp. Lease Revenue,
       Series A, AMBAC Insured, 5.00%, 8/01/15 ................................................         1,000,000         1,035,060
       Series C, AMBAC Insured, 5.00%, 8/01/19 ................................................         1,000,000         1,030,680
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
     11/01/10 .................................................................................         2,500,000         2,507,225
  Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ..............................................         1,500,000         1,592,340
                                                                                                                     ---------------
                                                                                                                         29,382,247
                                                                                                                     ---------------
  UTAH 0.4%
  Salt Lake County College Revenue,
       Refunding, 5.00%, 10/01/19 .............................................................         2,585,000         2,593,427
       Westminster College Project, Pre-Refunded, 5.50%, 10/01/12 .............................           340,000           343,811
                                                                                                                     ---------------
                                                                                                                          2,937,238
                                                                                                                     ---------------
  WASHINGTON 0.5%
  King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
     12/01/16 .................................................................................         3,000,000         3,177,090
                                                                                                                     ---------------
  WEST VIRGINIA 0.0%  b
  West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
     5.05%, 7/01/08 ...........................................................................           180,000           180,364
                                                                                                                     ---------------
  U.S. TERRITORIES 0.8%
  VIRGIN ISLANDS 0.8%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ......................         4,000,000         4,095,640
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
     7/01/09 ..................................................................................         1,545,000         1,572,347
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES ......................................................................                           5,667,987
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $661,474,033) .............................................                         666,532,594
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 1.5%
  MUNICIPAL BONDS 1.5%
  CONNECTICUT 0.1%
c Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
     Series V-1, Daily VRDN and Put, 3.92%, 7/01/36 ...........................................           600,000           600,000
                                                                                                                     ---------------
  FLORIDA 0.1%
  cBrevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
     Weekly VRDN and Put, 3.97%, 8/01/31 ......................................................           600,000           600,000
                                                                                                                     ---------------


124 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA 0.1%
c Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
     AMBAC Insured, Weekly VRDN and Put, 3.95%, 10/01/16 ......................................    $      560,000    $      560,000
                                                                                                                     ---------------
  MASSACHUSETTS 0.2%
c Massachusetts State GO, Consolidated Loan, Series B, Daily VRDN and Put, 4.03%,
     3/01/26 ..................................................................................           500,000           500,000
c Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series E, Daily VRDN and Put, 3.93%, 1/01/35 ....................................           600,000           600,000
                                                                                                                     ---------------
                                                                                                                          1,100,000
                                                                                                                     ---------------
  MISSOURI 0.2%
c Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.99%, 10/01/35 ......           100,000           100,000
       Washington University, Series A, Daily VRDN and Put, 3.94%, 9/01/30 ....................           600,000           600,000
c Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM
    Health
     Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 4.05%, 6/01/19 .......           900,000           900,000
                                                                                                                     ---------------
                                                                                                                          1,600,000
                                                                                                                     ---------------
  NEW JERSEY 0.2%
c New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
     and Put, 3.82%, 9/01/31 ..................................................................         1,400,000         1,400,000
                                                                                                                     ---------------
  NEW YORK 0.1%
c Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.88%, 5/01/19 .............................................           900,000           900,000
                                                                                                                     ---------------
  NORTH CAROLINA 0.4%
c Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Series B, Weekly VRDN
     and Put, 3.95%, 1/15/26 ..................................................................           675,000           675,000
c Wake County GO, Public Improvement, Series C, Weekly VRDN and Put, 3.94%, 4/01/19 ...........         1,850,000         1,850,000
                                                                                                                     ---------------
                                                                                                                          2,525,000
                                                                                                                     ---------------
  PENNSYLVANIA 0.1%
c Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.97%, 12/01/28 .........           300,000           300,000
                                                                                                                     ---------------
  TENNESSEE 0.0% b
c Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 3.96%, 1/01/33 ......................................................................           300,000           300,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $9,885,000) ..............................................                           9,885,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $671,359,033) 100.1% ................................................                         676,417,594
  OTHER ASSETS, LESS LIABILITIES (0.1)% .......................................................                            (370,590)
                                                                                                                     ---------------
  NET ASSETS 100.0% ...........................................................................                      $  676,047,004
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 125

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

                                                       -------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007             YEAR ENDED FEBRUARY 28,
CLASS A                                                   (UNAUDITED)        2007       2006       2005       2004 f
                                                       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $  9.93        $  9.91    $  9.99    $ 10.12    $ 10.00
                                                       -------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................          0.15           0.29       0.21       0.15       0.06
   Net realized and unrealized gains (losses) ......          0.01           0.02      (0.09)     (0.14)      0.11
                                                       -------------------------------------------------------------
Total from investment operations ...................          0.16           0.31       0.12       0.01       0.17
                                                       -------------------------------------------------------------
Less distributions from net investment income ......         (0.16)         (0.29)     (0.20)     (0.14)     (0.05)
                                                       -------------------------------------------------------------
Redemption fees ....................................            --             -- e       -- e       -- e       --
                                                       -------------------------------------------------------------
Net asset value, end of period .....................       $  9.93        $  9.93    $  9.91    $  9.99    $ 10.12
                                                       =============================================================

Total return c .....................................          1.66%          3.20%      1.23%      0.14%      1.74%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates ..          1.21%          1.16%      1.09%      1.13%      1.27%
Expenses net of waiver and payments by affiliates ..          0.50%          0.50%      0.50%      0.50%      0.50%
Net investment income ..............................          3.04%          2.88%      2.07%      1.49%      1.22%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $22,815        $18,683    $26,005    $33,254    $24,282
Portfolio turnover rate ............................          8.21%         57.34%     32.42%     15.79%      8.08%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period September 2, 2003 (commencement of operations) to February 29, 2004.


126 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 71.0%
  MUNICIPAL BONDS 71.0%
  ALABAMA 1.1%
  Etowah County Board of Education Special Tax School Warrants, Refunding, FSA Insured, 2.60%,
     9/01/08 ....................................................................................  $      250,000    $      246,200
                                                                                                                     ---------------
  COLORADO 1.7%
  Strasburg School District No. 31J GO, MBIA Insured, zero cpn.,
       12/01/07 .................................................................................         220,000           217,996
       12/01/08 .................................................................................         170,000           162,214
                                                                                                                     ---------------
                                                                                                                            380,210
                                                                                                                     ---------------
  INDIANA 2.3%
  Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%,
     1/15/11 ....................................................................................         520,000           528,117
                                                                                                                     ---------------
  KANSAS 2.3%
  Junction City COP, Radian Insured, 4.00%,
       9/01/09 ..................................................................................         215,000           214,632
       9/01/10 ..................................................................................         310,000           304,789
                                                                                                                     ---------------
                                                                                                                            519,421
                                                                                                                     ---------------
  LOUISIANA 4.5%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured,
     5.00%, 6/01/09 .............................................................................       1,000,000         1,021,640
                                                                                                                     ---------------
  MISSOURI 1.1%
  Platte County COP, Public Improvements, 2.40%, 10/01/08 .......................................         200,000           196,034
  Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ....................................          50,000            50,030
                                                                                                                     ---------------
                                                                                                                            246,064
                                                                                                                     ---------------
  NEVADA 2.0%
  Henderson Local ID Special Assessment, No. T-6, Limited Obligation, Refunding, Senior Series A,
     FSA Insured, 2.85%, 11/01/09 ...............................................................         275,000           268,202
  Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ......................         200,000           196,050
                                                                                                                     ---------------
                                                                                                                            464,252
                                                                                                                     ---------------
  NEW YORK 7.8%
  New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
         11/01/11 ...............................................................................         750,000           771,090
       The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
         5.00%, 8/15/09 .........................................................................         750,000           766,838
  New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C-1
     Empire State, 2.80%, 12/15/09 ..............................................................         245,000           238,566
                                                                                                                     ---------------
                                                                                                                          1,776,494
                                                                                                                     ---------------
  OHIO 4.7%
  Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
     5/15/08 ....................................................................................         500,000           494,135
  Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured,
     4.50%, 12/01/11 ............................................................................         210,000           216,691
  Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .....................         370,000           362,278
                                                                                                                     ---------------
                                                                                                                          1,073,104
                                                                                                                     ---------------


                                                         Semiannual Report | 127

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON 0.4%
  Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ................  $      105,000    $      104,302
                                                                                                                     ---------------
  PENNSYLVANIA 1.1%
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 ..........         250,000           246,295
                                                                                                                     ---------------
  RHODE ISLAND 0.4%
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Series 44-A, 2.40%, 10/01/07 ...............................................................         100,000            99,833
                                                                                                                     ---------------
  SOUTH DAKOTA 1.6%
  South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ............................................         365,000           357,127
                                                                                                                     ---------------
  TEXAS 9.2%
  Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16 .......................................         460,000           312,759
  Denton ISD, GO, Unlimited Tax School Building Bonds, Premium Capital Appreciation Bonds,
     Series 2007, zero cpn., 8/15/08 ............................................................         500,000           482,355
a Harris County Hospital District Revenue, Senior Lien, Refunding, Series A, MBIA Insured,
     5.00%, 2/15/12 .............................................................................         745,000           777,273
  San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13 ......................         500,000           536,425
                                                                                                                     ---------------
                                                                                                                          2,108,812
                                                                                                                     ---------------
  UTAH 0.8%
  Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ......................         180,000           176,834
                                                                                                                     ---------------
  VIRGINIA 2.0%
  Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series C,
     5.00%, 8/01/08 .............................................................................         455,000           460,405
                                                                                                                     ---------------
  WASHINGTON 15.1%
  Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11 .............         375,000           392,074
  Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured, 5.00%,
     12/01/14 ...................................................................................         250,000           267,185
  Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 ..........       1,000,000           909,960
  Washington State Health Care Facilities Authority Revenue, Kadlec Medical Center, Series A,
     Assured Guaranty, 5.00%, 12/01/10 ..........................................................       1,000,000         1,033,110
  Washington State Higher Education Facilities Authority Revenue, University of Puget Sound
     Project,
       Mandatory Put 4/01/08, Refunding, 5.00%, 10/01/30 ........................................         750,000           755,407
       Refunding, 3.80%, 10/01/07 ...............................................................         100,000            99,980
                                                                                                                     ---------------
                                                                                                                          3,457,716
                                                                                                                     ---------------
  WYOMING 2.3%
  Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
     12/15/10 ...................................................................................         500,000           519,080
                                                                                                                     ---------------
  U.S. TERRITORIES 10.6%
  GUAM 1.0%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ........         240,000           234,809
                                                                                                                     ---------------


128 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO 9.6%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................  $      660,000    $      667,227
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
     5.00%, 12/01/08 ............................................................................         950,000           959,823
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11 .......         545,000           559,186
                                                                                                                     ---------------
                                                                                                                          2,186,236
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES ........................................................................                         2,421,045
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $16,240,073) ................................................                        16,206,951
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 30.8%
  MUNICIPAL BONDS 30.8%
  COLORADO 1.9%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Bond
     Program, Series A-4, Daily VRDN and Put, 3.96%, 2/01/34 ....................................         425,000           425,000
                                                                                                                     ---------------
  FLORIDA 3.1%
b Jacksonville Health Facilities Authority Hospital Revenue,
       Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.96%, 5/01/21 ...........         300,000           300,000
       Series C, Daily VRDN and Put, 3.98%, 8/15/33 .............................................         100,000           100,000
b Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 4.05%,
     8/01/27 ....................................................................................         300,000           300,000
                                                                                                                     ---------------
                                                                                                                            700,000
                                                                                                                     ---------------
  GEORGIA 1.8%
b Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.91%, 11/01/15 ...................           400,000           400,000
                                                                                                                     ---------------
  KENTUCKY 5.2%
b Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.99%, 6/01/32 ..........         1,095,000         1,095,000
b Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.96%, 9/01/34 ...................           100,000           100,000
                                                                                                                     ---------------
                                                                                                                          1,195,000
                                                                                                                     ---------------
  LOUISIANA 7.0%
b Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 3.91%,
     12/01/15 ...................................................................................       1,600,000         1,600,000
                                                                                                                     ---------------
  MASSACHUSETTS 9.2%
b Massachusetts State Health and Educational Facilities Authority Revenue,
     Capital Assets Program,
       Series D, MBIA Insured, Daily VRDN and Put, 3.91%, 1/01/35 ...............................         600,000           600,000
       Series E, Daily VRDN and Put, 3.93%, 1/01/35 .............................................       1,300,000         1,300,000
b Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
     Sub Series D, Daily VRDN and Put, 4.05%, 8/01/17 ...........................................         200,000           200,000
                                                                                                                     ---------------
                                                                                                                          2,100,000
                                                                                                                     ---------------


                                                         Semiannual Report | 129

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSISSIPPI 0.4%
b Jackson County PCR, Chevron USA Inc. Project, Daily VRDN and Put, 4.05%, 12/01/16 .............  $      100,000    $      100,000
                                                                                                                     --------------
  MISSOURI 1.8%
b Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
     Washington University, Series B, Daily VRDN and Put, 3.99%, 2/15/33 ........................         400,000           400,000
                                                                                                                     --------------
  NEW YORK 0.4%
b Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.88%, 5/01/19 ...............................................         100,000           100,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,020,000) ................................................                         7,020,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $23,260,073) 101.8% ...................................................                        23,226,951
  OTHER ASSETS, LESS LIABILITIES (1.8)% .........................................................                          (411,608)
                                                                                                                     --------------
  NET ASSETS 100.0% .............................................................................                    $   22,815,343
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 190.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


130 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2007                      YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)           2007         2006         2005         2004 f       2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...........    $    11.04       $    10.83   $    10.81   $    10.78   $    10.39   $    10.58
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................          0.26             0.54         0.55         0.58         0.59         0.59
   Net realized and unrealized gains
     (losses) ..................................         (0.49)            0.20         0.03         0.03         0.39        (0.18)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ...............         (0.23)            0.74         0.58         0.61         0.98         0.41
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment
   income ......................................         (0.27)           (0.53)       (0.56)       (0.58)       (0.59)       (0.60)
                                                  ----------------------------------------------------------------------------------
Redemption fees ................................            -- e             -- e         -- e         -- e         --           --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................    $    10.54       $    11.04   $    10.83   $    10.81   $    10.78   $    10.39
                                                  ==================================================================================

Total return c .................................         (2.15)%           6.99%        5.45%        5.94%        9.75%        3.97%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................          0.62%            0.62%        0.63%        0.62%        0.62%        0.62%
Net investment income ..........................          4.83%            4.97%        5.11%        5.44%        5.62%        5.69%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $5,070,749       $5,329,032   $5,070,599   $4,714,804   $4,570,744   $4,410,233
Portfolio turnover rate ........................         11.14%           10.90%       11.63%        8.60%        8.67%       11.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 131

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS B                                             (UNAUDITED)            2007         2006         2005         2004 f       2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $  11.11          $  10.90     $  10.87     $  10.84     $  10.45     $  10.64
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.23              0.48         0.50         0.52         0.53         0.54
   Net realized and unrealized gains (losses) ..        (0.50)             0.20         0.03         0.04         0.39        (0.19)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ...............        (0.27)             0.68         0.53         0.56         0.92         0.35
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.23)            (0.47)       (0.50)       (0.53)       (0.53)       (0.54)
                                                  ----------------------------------------------------------------------------------
Redemption fees ................................           -- e              -- e         -- e         -- e         --           --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................     $  10.61          $  11.11     $  10.90     $  10.87     $  10.84     $  10.45
                                                  ==================================================================================

Total return c .................................        (2.42)%            6.36%        4.93%        5.32%        9.09%        3.37%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................         1.17%             1.17%        1.18%        1.18%        1.18%        1.18%
Net investment income ..........................         4.28%             4.42%        4.56%        4.88%        5.06%        5.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $171,864          $215,121     $240,628     $258,063     $250,878     $212,027
Portfolio turnover rate ........................        11.14%            10.90%       11.63%        8.60%        8.67%       11.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


132 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)            2007         2006         2005         2004 f       2003
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $  11.16          $  10.95     $  10.91     $  10.88     $  10.48     $  10.67
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................         0.24              0.49         0.50         0.52         0.54         0.54
   Net realized and unrealized gains (losses) ..        (0.51)             0.19         0.03         0.03         0.39        (0.19)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ...............        (0.27)             0.68         0.53         0.55         0.93         0.35
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment income ..        (0.23)            (0.47)       (0.49)       (0.52)       (0.53)       (0.54)
                                                  ----------------------------------------------------------------------------------
Redemption fees ................................           -- e              -- e         -- e         -- e         --           --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................     $  10.66          $  11.16     $  10.95     $  10.91     $  10.88     $  10.48
                                                  ==================================================================================

Total return c .................................        (2.41)%            6.34%        5.00%        5.29%        9.16%        3.37%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................         1.17%             1.17%        1.18%        1.18%        1.18%        1.18%
Net investment income ..........................         4.28%             4.42%        4.56%        4.88%        5.06%        5.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $736,583          $761,994     $695,270     $588,921     $565,210     $508,653
Portfolio turnover rate ........................        11.14%            10.90%       11.63%        8.60%        8.67%       11.81%

a The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 133

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                               -------------------------------------
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                AUGUST 31, 2007     FEBRUARY 28,
ADVISOR CLASS                                                     (UNAUDITED)        2007     2006 f
                                                               -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................     $ 11.06         $ 10.85   $10.76
                                                               -------------------------------------
Income from investment operations a:
   Net investment income b ..................................        0.27            0.55     0.10
   Net realized and unrealized gains (losses) ...............       (0.50)           0.20     0.04
                                                               -------------------------------------
Total from investment operations ............................       (0.23)           0.75     0.14
                                                               -------------------------------------
Less distributions from net investment income ...............       (0.27)          (0.54)   (0.05)
                                                               -------------------------------------
Redemption fees .............................................          -- e            -- e     -- e
                                                               -------------------------------------
Net asset value, end of period ..............................     $ 10.56         $ 11.06   $10.85
                                                               =====================================

Total return c ..............................................       (2.10)%          7.08%    1.34%

RATIOS TO AVERAGE NET ASSETS d
Expenses ....................................................        0.52%           0.52%    0.53%
Net investment income .......................................        4.93%           5.07%    5.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................     $94,831         $53,127   $  471
Portfolio turnover rate .....................................       11.14%          10.90%   11.63%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 3, 2006 (effective date) to February 28, 2006.


134 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.2%
    MUNICIPAL BONDS 98.2%
    ALABAMA 0.4%
    Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
         Series A, 6.125%, 12/01/24 ............................................................   $    3,000,000    $    3,186,960
         Series B, 6.375%, 12/01/24 ............................................................        1,750,000         1,858,185
    Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
       7/01/21 .................................................................................        9,835,000        10,378,679
    Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
       Project, Refunding, Series B, 6.10%, 5/15/30 ............................................        5,800,000         5,980,380
                                                                                                                     ---------------
                                                                                                                         21,404,204
                                                                                                                     ---------------
    ALASKA 0.2%
    Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
       Regional Power,
         5.70%, 1/01/12 ........................................................................        1,700,000         1,701,666
         5.80%, 1/01/18 ........................................................................        1,495,000         1,478,869
         5.875%, 1/01/32 .......................................................................        6,900,000         6,512,220
                                                                                                                     ---------------
                                                                                                                          9,692,755
                                                                                                                     ---------------
    ARIZONA 3.9%
    Apache County IDA,
         IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 ...........       16,500,000        16,584,150
         PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 ...........       53,150,000        53,405,651
         PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ..........       33,800,000        33,950,410
    Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
       Pre-Refunded, 6.375%, 12/01/37 ..........................................................        2,500,000         2,818,475
    Arizona Health Facilities Authority Revenue,
         Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ................................          400,000           404,372
         Bethesda Foundation Project, Series A, 6.40%, 8/15/27 .................................        4,000,000         4,024,400
         Catholic Healthcare West, Series A, 6.625%, 7/01/20 ...................................        3,940,000         4,280,298
    Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
       12/01/32 ................................................................................       14,500,000        15,388,125
    Coconino County Pollution Control Corp. Revenue, Tucson Electric Power Navajo, Refunding,
         Series A, 7.125%, 10/01/32 ............................................................       21,125,000        21,578,343
         Series B, 7.00%, 10/01/32 .............................................................        9,500,000         9,703,015
    Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 ...........       10,000,000        10,080,600
    Maricopa County IDA Health Facility Revenue,
         Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .........................        7,500,000         7,653,150
         Catholic Healthcare West, Series A, 5.25%, 7/01/32 ....................................       10,000,000         9,944,300
         Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 ....        6,040,000         6,093,333
    Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
       Series A, 5.75%, 11/01/22 ...............................................................        9,800,000         9,857,428
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
       MBIA Insured, 5.00%, 7/01/29 ............................................................       16,500,000        16,787,430
    Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 ..............        3,990,000         4,012,224
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ....................................       10,175,000         9,358,762
                                                                                                                     ---------------
                                                                                                                        235,924,466
                                                                                                                     ---------------


                                                         Semiannual Report | 135

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARKANSAS 0.3%
    Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
       Projects, Series A, 7.75%, 8/01/25 ......................................................   $    3,800,000    $    4,170,196
    Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ......................        2,400,000         2,594,496
    Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
       11/01/26 ................................................................................       10,000,000        10,066,400
    Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12 ................        3,150,000         3,326,841
                                                                                                                     ---------------
                                                                                                                         20,157,933
                                                                                                                     ---------------
    CALIFORNIA 19.0%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD,
         1999-1, Pre-Refunded, 6.375%, 9/02/32 .................................................        9,735,000        10,911,572
         Series 1, Pre-Refunded, 7.45%, 9/02/30 ................................................       37,525,000        39,674,807
    Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project, Series A,
       Pre-Refunded, 7.50%, 9/01/28 ............................................................       21,325,000        22,522,399
    Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 .........       11,050,000        11,420,727
    Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29 ..........................       24,000,000        23,709,600
    Avenal PFAR, Pre-Refunded,
         7.00%, 9/02/10 ........................................................................          685,000           695,611
         7.25%, 9/02/27 ........................................................................        3,665,000         3,738,300
    Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
       5.35%, 9/01/36 ..........................................................................        3,680,000         3,518,374
    Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ............        4,270,000         4,938,127
    Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 .............................        5,780,000         6,428,632
    California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
       5.875%, 6/01/35 .........................................................................        3,700,000         3,710,952
    California Educational Facilities Authority Revenue, Pooled College and University Financing,
       Refunding, Series B, 6.125%, 6/01/09 ....................................................           15,000            15,027
    California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
       California Mortgage Insured, 5.00%,
         11/01/24 ..............................................................................        2,295,000         2,314,071
         11/01/29 ..............................................................................        2,220,000         2,205,148
         11/01/33 ..............................................................................        3,130,000         3,084,865
    California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 ...................................       20,000,000        18,435,600
    California Infrastructure and Economic Development Bank Revenue, Department of Social
       Services Administration Building, AMBAC Insured, 5.00%,
         12/01/30 ..............................................................................       10,300,000        10,756,702
         12/01/35 ..............................................................................       14,110,000        14,660,431
    California State GO,
         Pre-Refunded, 5.25%, 4/01/30 ..........................................................        2,450,000         2,614,689
         Pre-Refunded, 5.25%, 4/01/32 ..........................................................        2,460,000         2,625,361
         Pre-Refunded, 5.00%, 2/01/33 ..........................................................       40,640,000        43,436,032
         Refunding, 5.25%, 4/01/30 .............................................................           50,000            51,118
         Refunding, 5.25%, 4/01/32 .............................................................           40,000            40,845
         Various Purpose, 5.125%, 11/01/24 .....................................................       18,935,000        19,410,458
         Various Purpose, Refunding, 5.00%, 6/01/31 ............................................       25,000,000        25,125,500
         Various Purpose, Refunding, FGIC Insured, 5.00%, 6/01/27 ..............................       16,675,000        17,192,759


136 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue,
         Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ..........................   $   13,090,000    $   16,068,499
         Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...........................        3,045,000         3,456,349
         John F. Kennedy University, 6.75%, 10/01/33 ...........................................        8,000,000         8,459,200
         Monterey Institute International, 5.50%, 7/01/31 ......................................       13,240,000        12,278,908
         Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..................................        6,545,000         7,204,474
         Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ...................................       25,000,000        24,668,500
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
       AMBAC Insured, zero cpn.,
         8/01/33 ...............................................................................       21,015,000         5,475,038
         8/01/34 ...............................................................................       10,000,000         2,467,000
         8/01/43 ...............................................................................       31,515,000         4,668,317
         8/01/45 ...............................................................................       34,035,000         4,516,104
    Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ........................        2,215,000         2,004,287
    Chula Vista CFD Special Tax,
         No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ..................................        3,200,000         3,248,448
         No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 ....................................        2,675,000         2,524,879
         No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 ............................        4,890,000         5,312,643
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............        8,820,000        10,071,911
    El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
       9/01/31 .................................................................................        3,500,000         3,630,375
    Emeryville RDA, MFHR, Emery Bay Apartments II,
         Refunding, Series A, 5.85%, 10/01/28 ..................................................       13,105,000        13,121,381
         sub. lien, Refunding, Series B, 6.35%, 10/01/28 .......................................        3,105,000         3,108,788
         sub. lien, Refunding, Series C, 7.875%, 10/01/28 ......................................        1,840,000         1,843,993
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
         zero cpn., 1/15/22 ....................................................................       49,115,000        21,040,375
         zero cpn., 1/15/31 ....................................................................        4,000,000         1,002,240
         zero cpn., 1/15/34 ....................................................................        4,500,000           938,205
         zero cpn., 1/15/36 ....................................................................        4,000,000           737,480
         zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......................................       35,000,000        32,375,700
    Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ...........................        3,500,000         3,588,760
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
         Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ...............................       10,000,000        12,065,400
         Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ...........................       30,750,000        29,933,587
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ......................       20,000,000        21,704,800
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ......................       20,000,000        21,704,800
         Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 .......................       21,000,000        22,924,230
         Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 .....................................       13,250,000        13,324,995
         Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 .........................................        4,735,000         5,440,894
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
       7.00%, 9/02/30 ..........................................................................        8,065,000         8,536,238
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 .....................        5,000,000         5,101,750
    Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 .......................        6,595,000         6,324,935


                                                         Semiannual Report | 137

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles MFR, Refunding,
         Series J-1B, 7.125%, 1/01/24 ..........................................................   $      190,000    $      184,701
         Series J-1C, 7.125%, 1/01/24 ..........................................................          540,000           524,939
         Series J-2B, 8.50%, 1/01/24 ...........................................................          920,000           874,828
       a Series J-2C, 8.50%, 1/01/24 ...........................................................        2,560,000         2,434,304
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       b Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ...............       12,000,000        11,500,560
         Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 .........        2,000,000         2,157,080
         Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ..........       10,000,000        10,953,100
         Refunding, Series C, 7.00%, 12/01/12 ..................................................        6,000,000         6,273,060
         Refunding, Series C, 7.50%, 12/01/24 ..................................................       30,000,000        32,859,300
       b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ...............        9,500,000         9,160,280
    Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
       6/01/30 .................................................................................        7,530,000         7,713,883
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .............................        4,000,000         4,176,520
    Poway USD Special Tax,
         CFD No. 10, Area A, 6.10%, 9/01/31 ....................................................        1,995,000         2,022,092
         CFD No. 11, Area A, 5.375%, 9/01/28 ...................................................        2,965,000         2,893,929
         CFD No. 11, Area A, 5.375%, 9/01/34 ...................................................        2,235,000         2,114,936
         CFD No. 14, Del Sur, 5.25%, 9/01/36 ...................................................        7,500,000         6,852,750
    Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 ...................................        7,335,000         6,687,686
    Romoland School District Special Tax, CFD 1,
         Improvement Area 1, 5.35%, 9/01/28 ....................................................        7,015,000         6,910,617
         Improvement Area 1, 5.40%, 9/01/36 ....................................................        6,175,000         5,947,513
         Improvement Area 2, 5.35%, 9/01/38 ....................................................        7,900,000         7,521,906
    San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
       Series A, 7.00%, 9/02/17 ................................................................          595,000           595,000
    San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
         7/01/09 ...............................................................................        3,750,000         3,491,400
         7/01/10 ...............................................................................        4,500,000         4,035,240
         7/01/12 ...............................................................................        4,500,000         3,701,880
         7/01/13 ...............................................................................        4,250,000         3,336,505
         7/01/14 ...............................................................................        2,250,000         1,683,180
    San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
       7/01/31 .................................................................................        8,920,000         9,692,650
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 .............................       22,500,000        23,318,550
         Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 .............................       20,000,000        20,712,200
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 .............................       20,000,000        20,383,600
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 .............................       20,000,000        20,343,400
         junior lien, ETM, zero cpn., 1/01/08 ..................................................       10,400,000        10,280,088
         junior lien, ETM, zero cpn., 1/01/09 ..................................................       21,800,000        20,784,556
         junior lien, ETM, zero cpn., 1/01/10 ..................................................       15,000,000        13,772,700
         junior lien, ETM, zero cpn., 1/01/12 ..................................................       30,100,000        25,591,020
         junior lien, ETM, zero cpn., 1/01/24 ..................................................       52,700,000        24,143,978
         junior lien, ETM, zero cpn., 1/01/25 ..................................................       45,200,000        19,607,760
         junior lien, ETM, zero cpn., 1/01/26 ..................................................      131,900,000        54,329,610
         junior lien, ETM, zero cpn., 1/01/27 ..................................................      139,100,000        53,872,039
         senior lien, 5.00%, 1/01/33 ...........................................................       11,930,000        11,134,508


138 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Saugus USD Special Tax, 6.00%, 9/01/33 .....................................................   $    3,150,000    $    3,213,347
    Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
       9/01/36 .................................................................................        2,000,000         1,900,720
    Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
       9/02/33 .................................................................................        6,000,000         6,162,180
    Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.375%,
       9/01/32 .................................................................................        4,100,000         4,665,759
  c Tustin CFD Special Tax, No. 06-01, Legancy/Columbus, Series A, 6.00%, 9/01/36 ..............       20,000,000        20,544,000
    Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%,
       9/01/34 .................................................................................        6,520,000         6,687,694
    West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ......................        3,000,000         3,309,060
                                                                                                                     ---------------
                                                                                                                      1,155,167,798
                                                                                                                     ---------------
    COLORADO 3.5%
    Colorado Health Facilities Authority Revenue,
         Adventist Health-Sunbelt, Refunding, Series D, 5.25%, 11/15/35 ........................       20,000,000        20,099,800
         Volunteers of America Care Facilities, Improvement, Series A, ETM, 5.45%, 7/01/08 .....          230,000           233,179
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.75%,
           7/01/20 .............................................................................        3,000,000         3,106,890
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.875%,
           7/01/28 .............................................................................        2,990,000         3,099,524
    Denver City and County Airport Revenue,
         Refunding, Series B, 5.50%, 11/15/33 ..................................................       20,000,000        20,482,800
         Series D, 7.75%, 11/15/13 .............................................................          500,000           549,385
    Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding,
       Series A, 5.25%, 10/01/32 ...............................................................       25,000,000        22,375,750
    Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
       5.00%,
         12/01/30 ..............................................................................       15,000,000        15,141,750
         12/01/35 ..............................................................................       15,000,000        15,086,700
    Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%,
       12/01/33 ................................................................................        4,000,000         4,568,040
    E-470 Public Highway Authority Revenue, Capital Appreciation,
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 .................................       15,720,000         3,431,361
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 .................................       20,000,000         4,137,200
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 .................................       30,000,000         5,879,700
         Series A, MBIA Insured, zero cpn., 9/01/28 ............................................       15,000,000         5,233,800
         Series B, MBIA Insured, zero cpn., 9/01/29 ............................................       10,000,000         3,123,100
         Series B, MBIA Insured, zero cpn., 9/01/30 ............................................       17,300,000         5,083,432
         Series B, MBIA Insured, zero cpn., 9/01/31 ............................................       10,000,000         2,764,100
    Eagle County Airport Terminal Corp. Revenue, Series A,
         7.00%, 5/01/21 ........................................................................          735,000           768,582
         7.125%, 5/01/31 .......................................................................        1,215,000         1,262,689
    Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
       6.95%, 8/01/19 ..........................................................................       41,200,000        43,653,048
    Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29 ........................        2,755,000         2,883,521


                                                         Semiannual Report | 139

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    McKay Landing Metropolitan District No. 002 GO,
         Limited Tax, Pre-Refunded, 7.50%, 12/01/19 ............................................   $    2,990,000    $    3,307,060
         Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 .................................        2,000,000         2,225,940
    Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
       Pre-Refunded, 7.20%, 12/01/19 ...........................................................          275,000           298,595
    Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
       Pre-Refunded, 7.35%, 12/01/19 ...........................................................        3,050,000         3,322,517
    Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
       12/01/28 ................................................................................        7,640,000         7,831,229
    University of Colorado Hospital Authority Revenue, Series A, Pre-Refunded, 5.60%,
       11/15/31 ................................................................................        9,000,000         9,596,970
a,d Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ........        3,000,000         3,013,830
                                                                                                                     ---------------
                                                                                                                        212,560,492
                                                                                                                     ---------------
    CONNECTICUT 1.7%
    Connecticut State Development Authority PCR,
         Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ......................       53,825,000        55,418,220
         Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ...............       12,500,000        12,870,000
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
       Project, 6.15%, 4/01/35 .................................................................        3,000,000         3,062,310
    Connecticut State Health and Educational Facilities Authority Revenue,
         Sacred Heart University, Series C, 6.50%, 7/01/16 .....................................          375,000           378,900
         St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..............................        5,650,000         5,265,291
         Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 .........................          800,000           800,736
    Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1, 6.30%,
       11/15/17 ................................................................................       16,060,000        16,227,827
    Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
       Series A, MBIA Insured, 5.00%, 8/15/35 ..................................................        6,735,000         6,847,744
                                                                                                                     ---------------
                                                                                                                        100,871,028
                                                                                                                     ---------------
    DISTRICT OF COLUMBIA 1.4%
    District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ............       18,000,000        18,072,720
    District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA Insured,
       ETM, 5.875%, 8/15/19 ....................................................................        8,850,000         9,023,903
    District of Columbia Revenue,
         Gains-Georgetown University, Capital Appreciation, AMBAC Insured, zero cpn. to 3/31/18,
           5.00% thereafter, 4/01/36 ...........................................................       27,105,000        15,118,898
         Methodist Home Issue, 6.00%, 1/01/29 ..................................................        4,750,000         4,621,560
    District of Columbia Tobacco Settlement Financing Corp. Revenue,
         Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 ................      175,000,000        12,372,500
         Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 ................       66,000,000         4,411,440
         Refunding, Asset-Backed Bonds, 6.50%, 5/15/33 .........................................       22,000,000        24,041,600
                                                                                                                     ---------------
                                                                                                                         87,662,621
                                                                                                                     ---------------
    FLORIDA 7.9%
    Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 ..........................        4,800,000         4,056,960
    Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
         6.00%, 5/01/16 ........................................................................       22,565,000        23,798,403
         6.20%, 5/01/22 ........................................................................       23,590,000        25,613,078


140 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 ...........................   $    3,080,000    $    3,220,602
    Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 ...................        1,375,000         1,421,159
    Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, Pre-Refunded,
       7.00%, 5/01/31 ..........................................................................       11,780,000        12,253,203
    Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 .................        2,285,000         2,385,152
    Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ....................        2,445,000         2,462,531
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
       8/15/32 .................................................................................       10,550,000        11,004,177
    East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 ..............................        1,425,000         1,293,145
    Falcon Trace CDD Special Assessment, Pre-Refunded, 6.00%, 5/01/20 ..........................        3,690,000         3,891,880
    Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31 .........        9,900,000        10,885,446
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
       6.00%, 6/01/23 ..........................................................................        5,000,000         5,832,750
    Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
       Phase One, 8.00%, 5/01/20 ...............................................................        3,580,000         3,591,528
    Groves CDD Special Assessment Revenue, Series A, 7.75%, 5/01/32 ............................        1,725,000         1,716,271
    Halifax Hospital Medical Center Hospital Revenue,
         Refunding and Improvement, Series A, 5.375%, 6/01/46 ..................................       18,000,000        17,470,980
         Series A, Pre-Refunded, 7.25%, 10/01/24 ...............................................        4,700,000         5,255,399
         Series A, Pre-Refunded, 7.25%, 10/01/29 ...............................................        1,400,000         1,565,438
    Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
       5.30%, 5/01/39 ..........................................................................        1,450,000         1,269,852
    Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 ...................        1,400,000         1,407,938
    Hillsborough County IDAR, Refunding, Series B, 5.25%,
         10/01/28 ..............................................................................        1,500,000         1,494,255
         10/01/34 ..............................................................................        7,250,000         7,116,092
    Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
       5/01/11 .................................................................................        9,115,000         9,431,108
    Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%,
       5/01/33 .................................................................................        2,900,000         2,696,797
    Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
         ETM, 6.875%, 8/01/10 ..................................................................          455,000           477,823
         Pre-Refunded, 7.00%, 8/01/20 ..........................................................        2,445,000         2,647,813
         Pre-Refunded, 7.25%, 8/01/31 ..........................................................        5,725,000         6,232,521
    Indigo CDD Capital Improvement Revenue, Refunding,
         Series A, 7.00%, 5/01/31 ..............................................................          910,000           917,007
         Series C, 7.00%, 5/01/30 ..............................................................        4,710,000         4,748,339
    Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ...................................        1,820,000         1,835,852
    Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ..........................................        1,595,000         1,686,234
    Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
       Series A, 6.75%, 1/01/19 ................................................................       13,720,000        14,086,461
    Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 .......................          415,000           419,781
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
       CIFG Insured, 5.00%, 10/01/30 ...........................................................       11,505,000        11,626,378
    Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ..................        7,915,000         8,249,013
    Mediterra South CDD Capital Improvement Revenue,
         6.85%, 5/01/31 ........................................................................        2,355,000         2,458,220
         Series B, 6.95%, 5/01/31 ..............................................................        7,190,000         7,382,548


                                                         Semiannual Report | 141

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ..............................   $    1,550,000    $    1,456,287
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
       MBIA Insured, 5.00%, 6/01/32 ............................................................       14,000,000        14,133,140
    Midtown Miami Community Development Special Assessment Revenue,
         Series A, 6.25%, 5/01/37 ..............................................................        7,500,000         7,605,000
         Series B, 6.50%, 5/01/37 ..............................................................        4,000,000         4,183,800
    Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 .....................          405,000           405,794
    North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
       5/01/19 .................................................................................          670,000           675,213
    Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
       Development No. 43,
         6.10%, 8/01/21 ........................................................................          535,000           537,659
         Pre-Refunded, 6.10%, 8/01/21 ..........................................................        1,960,000         2,141,261
    Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
       Unit of Development No. 46, Series A, 5.35%, 8/01/41 ....................................          800,000           717,552
    Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 .........................        1,085,000         1,087,984
    Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 ..........        3,230,000         3,483,167
    Orange County Health Facilities Authority Revenue, Hospital,
         Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ..........................       10,000,000        10,939,500
         Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 ............................       15,000,000        16,384,050
    Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ......................        1,300,000         1,161,472
    Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ...................        2,780,000         2,908,241
    Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 .................        1,350,314         1,435,249
    Pelican Marsh CDD Special Assessment Revenue,
         Series A, 7.10%, 5/01/20 ..............................................................        3,160,000         3,325,710
         Series A, 7.20%, 5/01/31 ..............................................................        6,275,000         6,597,096
         Series B, 6.90%, 5/01/11 ..............................................................        1,215,000         1,235,169
    Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ..........................          625,000           638,719
    Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ................................       10,050,000        10,355,721
    Port St. Lucie Utility Revenue, System, Refunding, Series A, MBIA Insured, 5.00%,
       9/01/29 .................................................................................       11,025,000        11,224,663
    Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ....................................        3,000,000         2,745,330
    Portofino Cove CDD Special Assessment, Series A, 5.50%, 5/01/38 ............................        1,595,000         1,473,190
    Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ........................        2,795,000         2,535,596
    Portofino Springs CDD Special Assessment, Series A, 5.50%, 5/01/38 .........................        1,000,000           923,630
    Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 .............        1,625,000         1,630,866
    Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 .............................        3,510,000         3,587,957
    Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
       12/01/22 ................................................................................        3,735,000         3,829,906
    River Place St. Lucie CDD Special Assessment Revenue,
         Series A, 7.625%, 5/01/21 .............................................................        1,090,000         1,163,956
         Series A, 7.625%, 5/01/30 .............................................................        1,590,000         1,691,029
         Series B, 7.25%, 5/01/10 ..............................................................          970,000           973,220
    Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 .........................          575,000           598,322
    Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
       5/01/31 .................................................................................        2,730,000         2,928,744
    Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ......................................        8,170,000         7,187,231


142 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    South Broward Hospital District Revenue, South Broward Hospital District, Refunding,
       4.75%, 5/01/32 ..........................................................................   $   20,000,000    $   18,619,800
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group,
       5.00%,
         8/15/32 ...............................................................................       15,000,000        14,685,600
         8/15/37 ...............................................................................       19,860,000        19,259,831
    South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ..........................        2,645,000         2,647,962
    St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
       5/01/18 .................................................................................        1,870,000         1,886,643
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
       Water Management Benefit, Refunding, Series B,
         6.00%, 5/01/09 ........................................................................          355,000           354,535
         6.25%, 5/01/25 ........................................................................        5,080,000         5,120,640
    Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ...................................        2,095,000         2,097,346
    Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ..................        2,990,000         3,109,989
    Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .......................        1,275,000         1,340,178
    Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 .........................        8,415,000         8,982,592
    Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 ...................        2,000,000         1,811,480
    Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .......................................        8,440,000         8,784,690
    Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ...............................        6,465,000         6,882,445
    Village Center CDD Recreational Revenue,
         Sub Series B, 6.25%, 1/01/13 ..........................................................        5,045,000         5,148,776
         Sub Series B, 8.25%, 1/01/17 ..........................................................        1,830,000         1,864,532
         Sub Series C, 7.375%, 1/01/19 .........................................................        2,185,000         2,241,417
    Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded, 7.20%, 5/01/32 .........        2,645,000         2,876,966
    Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32 .........        2,825,000         3,073,430
    Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ........................        1,150,000         1,204,142
    Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ................................        1,900,000         1,699,892
    Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 .......................        4,600,000         4,187,150
    Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 .............................        1,350,000         1,404,081
    Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 .....................        2,000,000         1,892,800
                                                                                                                     ---------------
                                                                                                                        478,980,475
                                                                                                                     ---------------
    GEORGIA 2.6%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
         Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ......................................       36,000,000        36,121,320
         Series J, FSA Insured, 5.00%, 1/01/29 .................................................       16,445,000        16,604,517
    Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ............................        1,235,000         1,157,887
    Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 .........................       33,890,000        34,520,354
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
       12/01/28 ................................................................................        1,470,000         1,400,322
    Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc.,
       Refunding, 5.70%, 12/01/15 ..............................................................        1,575,000         1,614,674
    Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
       Care System Project, ETM,
         6.25%, 10/01/18 .......................................................................        6,000,000         6,745,140
         6.375%, 10/01/28 ......................................................................        8,000,000         9,503,440


                                                         Semiannual Report | 143

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27 .........   $    5,000,000    $    4,581,550
    Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
       5.125%, 3/01/37 .........................................................................        6,500,000         5,909,085
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
       MBIA Insured, 5.00%, 7/01/34 ............................................................       26,145,000        26,534,560
    Main Street Natural Gas Inc. Gas Revenue, Series B, 5.00%, 3/15/22 .........................        6,000,000         5,981,520
    McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
       Products, 6.95%, 12/01/23 ...............................................................        5,120,000         5,481,728
                                                                                                                     ---------------
                                                                                                                        156,156,097
                                                                                                                     ---------------
    IDAHO 0.3%
    Nez Perce County PCR,
         Potlatch 84, 7.00%, 12/01/14 ..........................................................        2,500,000         2,715,575
         Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ....................................       17,500,000        17,619,700
                                                                                                                     ---------------
                                                                                                                         20,335,275
                                                                                                                     ---------------
    ILLINOIS 2.8%
    Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
       3/01/33 .................................................................................        3,329,000         3,400,740
    Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
       3/01/33 .................................................................................        5,491,000         5,609,331
    Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,
         6.25%, 3/01/32 ........................................................................        3,655,000         4,084,682
         6.75%, 3/01/32 ........................................................................        5,415,000         6,047,147
    Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
       Pre-Refunded,
         6.625%, 3/01/31 .......................................................................        4,348,000         4,761,147
         7.00%, 3/01/31 ........................................................................        4,796,000         5,309,364
    Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded,
       7.05%, 3/01/31 ..........................................................................        5,853,000         6,577,835
    Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%,
       8/01/23 .................................................................................       11,000,000        11,010,670
    Cary Special Tax,
         Refunding, Radian Insured, 5.00%, 3/01/30 .............................................        3,160,000         3,044,312
         Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
           3/01/30 .............................................................................        2,869,000         3,182,410
         Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 .......        5,319,000         5,816,167
    Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
       3/01/27 .................................................................................        6,000,000         6,900,480
    Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
       3/01/36 .................................................................................        7,785,000         7,456,006
    Illinois Finance Authority Revenue,
         Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ..................................        7,500,000         7,302,450
         Northwestern University, 5.00%, 12/01/42 ..............................................       12,000,000        12,103,920
    Illinois Health Facilities Authority Revenue,
         Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 .................        2,725,000         2,773,723
         Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ........................        8,595,000         8,430,664


144 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
       Convention Center, ETM, 7.00%, 7/01/26 ..................................................   $    7,500,000    $    9,573,300
    Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 .............        3,000,000         3,108,930
    Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
       7.75%, 3/01/30 ..........................................................................        4,745,000         5,341,541
    Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
       System, Refunding, XLCA Insured, 5.00%, 1/01/39 .........................................        5,000,000         5,021,850
    Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
       3/01/34 .................................................................................        8,000,000         8,277,840
    Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 .............        2,425,000         2,431,281
    Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
         6.00%, 3/01/33 ........................................................................        4,500,000         4,511,835
         6.625%, 3/01/33 .......................................................................        5,271,000         5,496,388
    Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
       3/01/35 .................................................................................        9,500,000         9,046,280
    Yorkville United City Special Services Area Special Tax,
         No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 .......................        4,400,000         4,435,772
         No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ..........................        3,782,000         3,919,324
         No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 ....................................        4,980,000         4,841,058
                                                                                                                     ---------------
                                                                                                                        169,816,447
                                                                                                                     ---------------
    INDIANA 1.8%
    Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
       8/01/36 .................................................................................        5,000,000         4,676,050
    Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
         8/15/19 ...............................................................................        3,000,000         3,021,630
         8/15/28 ...............................................................................        5,000,000         4,993,750
    Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
       3/01/37 .................................................................................        8,000,000         7,728,480
    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
       Indiana, Refunding, 5.25%, 11/15/35 .....................................................       12,000,000        11,505,360
    Indiana Health Facility Financing Authority Hospital Revenue,
         6.25%, 3/01/25 ........................................................................        3,200,000         3,350,176
         6.00%, 3/01/34 ........................................................................       12,000,000        12,239,520
         Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31 ..........       11,740,000        12,094,430
         Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31 .......       36,760,000        40,523,489
         Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ...................        1,500,000         1,521,435
    Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
       Refunding, 5.60%, 12/01/32 ..............................................................        8,200,000         8,321,360
                                                                                                                     ---------------
                                                                                                                        109,975,680
                                                                                                                     ---------------
    KANSAS 0.2%
    Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
       FSA Insured, 5.00%, 9/01/32 .............................................................       10,000,000        10,170,900
                                                                                                                     ---------------


                                                         Semiannual Report | 145

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY 0.6%
    Kentucky Economic Development Finance Authority Health System Revenue,
       Norton Healthcare Inc.,
         Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 ....................................   $   10,650,000    $   11,734,809
         Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 ....................................        3,995,000         4,385,551
         Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 .................................        5,325,000         6,001,062
         Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 .................................        6,005,000         6,783,488
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ............        6,835,000         6,784,080
                                                                                                                     ---------------
                                                                                                                         35,688,990
                                                                                                                     ---------------
    LOUISIANA 3.2%
    Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ..........       13,990,000        14,534,211
    Louisiana Public Facilities Authority Revenue,
         FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ...............       32,240,000        32,848,046
       c Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ...........................       10,000,000         9,717,100
       c Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ...........................       10,000,000         9,951,100
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
       AMBAC Insured, 5.00%, 6/01/22 ...........................................................       10,000,000        10,284,500
    Louisiana State Gas and Fuels Tax Revenue, Series A, FSA Insured, 5.00%, 5/01/36 ...........       15,000,000        15,156,600
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .....        4,850,000         4,855,869
    St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 .........       80,500,000        78,631,595
    West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
       9/01/28 .................................................................................       20,750,000        20,809,137
                                                                                                                     ---------------
                                                                                                                        196,788,158
                                                                                                                     ---------------
    MAINE 0.6%
    Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .......................        4,800,000         4,810,704
    Skowhegan PCR, S.D. Warren Co.,
         Series A, 6.65%, 10/15/15 .............................................................       24,570,000        24,648,133
         Series B, 6.65%, 10/15/15 .............................................................        4,940,000         4,955,709
                                                                                                                     ---------------
                                                                                                                         34,414,546
                                                                                                                     ---------------
    MARYLAND 0.8%
    Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding
       and Improvement, Series B, ETM, 8.50%, 9/01/07 ..........................................          535,000           535,000
    Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
       7/01/16 .................................................................................        2,270,000         2,289,976
    Maryland State EDC Revenue,
         Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.50%, 12/01/14 ..................        1,915,000         2,084,401
         Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.625%, 12/01/22 .................        6,740,000         7,358,867
         Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.75%, 12/01/31 ..................       16,160,000        17,686,635
         senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 4.75%,
           12/01/11 ............................................................................        1,250,000         1,239,987
         senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
           12/01/16 ............................................................................        3,000,000         2,930,400


146 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State EDC Revenue, (continued)
         senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
           12/01/31 ............................................................................   $   10,000,000    $    8,718,600
         senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.00%,
           12/01/16 ............................................................................        1,000,000           976,800
         senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.25%,
           12/01/31 ............................................................................        2,000,000         1,807,100
    Maryland State Health and Higher Educational Facilities Authority Revenue, Edenwald,
       Series A, 5.40%, 1/01/37 ................................................................        1,200,000         1,135,836
    Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
       ETM, 8.50%, 9/01/07 .....................................................................        2,000,000         2,000,000
                                                                                                                     ---------------
                                                                                                                         48,763,602
                                                                                                                     ---------------
    MASSACHUSETTS 0.9%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
       Series A, 7.00%, 3/01/21 ................................................................        2,000,000         2,384,360
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
       Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ........        3,000,000         3,135,810
    Massachusetts State Development Finance Agency Revenue,
         Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ..........................        1,030,000         1,030,958
         Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 .........................        1,620,000         1,559,801
         Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ..................................        2,000,000         1,816,840
         Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 ........        1,850,000         1,871,201
         Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 .........        3,500,000         3,488,870
    Massachusetts State Health and Educational Facilities Authority Revenue,
         St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 .....................        6,235,000         6,236,309
         Sterling and Francine Clark Art Institute, Series A, 5.00%, 7/01/36 ...................        8,000,000         8,101,920
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
       AMBAC Insured, 4.75%, 8/15/32 ...........................................................       15,000,000        14,805,300
    Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
       AMBAC Insured, 5.00%, 8/01/31 ...........................................................        8,000,000         8,178,480
                                                                                                                     ---------------
                                                                                                                         52,609,849
                                                                                                                     ---------------
    MICHIGAN 4.1%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
       Pre-Refunded, 6.25%, 4/15/27 ............................................................       10,500,000        11,582,865
    Detroit Sewage Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
       7/01/35 .................................................................................       26,750,000        27,076,350
    Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
       5.00%, 7/01/33 ..........................................................................       11,000,000        11,163,900
    Garden City Hospital Finance Authority Hospital Revenue,
         Garden City Hospital Obligated Group, Refunding, Series A, 5.625%, 9/01/10 ............        1,445,000         1,471,848
         Garden City Hospital Obligated Group, Refunding, Series A, 5.75%, 9/01/17 .............          530,000           537,913
         Garden City Hospital Obligated Group, Refunding, Series A, 5.00%, 8/15/38 .............        5,250,000         4,568,077
         Garden City Hospital Obligated Group, Series A, Pre-Refunded, 5.625%, 9/01/10 .........        1,265,000         1,300,382
         Garden City Hospital Obligated Group, Series A, Pre-Refunded, 5.75%, 9/01/17 ..........          470,000           483,710


                                                         Semiannual Report | 147

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
       Refunding, 6.50%,
         1/01/31 ................................................................................  $    1,000,000    $    1,023,230
         1/01/37 ................................................................................       1,000,000         1,017,330
    Michigan State Building Authority Revenue,
         Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ................      13,495,000        13,682,985
         Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ................      16,585,000        16,881,042
         Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ....................................       9,500,000         9,694,655
    Michigan State Hospital Finance Authority Revenue,
         Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ........      18,000,000        19,080,720
         Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...........       7,500,000         7,526,400
         Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...........      30,205,000        30,307,093
         Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...........         500,000           479,495
         Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ......................         500,000           466,695
         Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 .................       3,680,000         3,552,562
         Marquette, 5.00%, 5/15/34 ..............................................................       6,000,000         5,511,600
         Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .................................       1,000,000         1,026,810
         Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ....................       7,310,000         7,352,837
         Sinai Hospital, Refunding, 6.625%, 1/01/16 .............................................       2,990,000         2,999,658
         Sinai Hospital, Refunding, 6.70%, 1/01/26 ..............................................       7,250,000         7,265,805
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
       Control Project, Refunding, Series C, 5.45%, 9/01/29 .....................................      11,000,000        11,172,920
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
       Senior Series A, 6.00%,
         6/01/34 ................................................................................      13,675,000        13,874,928
         6/01/48 ................................................................................      10,000,000        10,072,200
    Midland County EDR, Refunding, Series A, 6.875%, 7/23/09 ....................................      28,350,000        28,710,045
    Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
       Series A, ETM, 5.60%, 2/15/13 ............................................................       1,275,000         1,310,955
                                                                                                                     ---------------
                                                                                                                        251,195,010
                                                                                                                     ---------------
    MINNESOTA 1.6%
    Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 .........       9,000,000         9,812,790
    Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
       12/01/40 .................................................................................       5,000,000         4,758,300
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
       Sub Series C, FGIC Insured, 5.00%, 1/01/31 ...............................................      21,185,000        21,390,494
    Minneapolis Health Care Facility Revenue,
         Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 .................................       5,075,000         4,881,947
         Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ......................      18,380,000        20,053,867
         Jones-Harrison Residence Project, 5.70%, 10/01/35 ......................................       1,000,000           950,370
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
       11/15/30 .................................................................................       8,200,000         8,331,692
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
         Refunding, Series A, 6.375%, 11/15/29 ..................................................         175,000           184,987
         Series A, Pre-Refunded, 6.375%, 11/15/29 ...............................................       6,325,000         6,884,193
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
       2/01/18 ..................................................................................         320,000           320,512


148 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 ....................  $    5,000,000    $    4,977,400
  a Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29 ...............       3,120,000         3,227,609
    St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ..............      10,000,000        10,173,600
  a St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
       9/01/07 ..................................................................................         205,000           198,850
                                                                                                                     ---------------
                                                                                                                         96,146,611
                                                                                                                     ---------------
    MISSISSIPPI 0.6%
    Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ..............      33,295,000        33,499,431
                                                                                                                     ---------------
    MISSOURI 0.4%
    Branson Regional Airport Transportation Development District Airport Revenue,
         Series A, 6.00%, 7/01/37 ...............................................................       1,200,000         1,139,376
         Series B, 6.00%, 7/01/25 ...............................................................       6,000,000         5,731,020
         Series B, 6.00%, 7/01/37 ...............................................................       5,000,000         4,688,100
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/20 .................................................................................       8,350,000         8,403,607
    West Plains IDA Hospital Revenue, Ozarks Medical Center,
         6.30%, 11/15/11 ........................................................................         695,000           711,590
         6.75%, 11/15/24 ........................................................................       1,870,000         1,898,087
         Refunding, 5.50%, 11/15/12 .............................................................         500,000           500,005
                                                                                                                     ---------------
                                                                                                                         23,071,785
                                                                                                                     ---------------
    MONTANA 0.2%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 .........      10,220,000        10,412,647
                                                                                                                     ---------------
    NEBRASKA 0.3%
    Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
       AMBAC Insured, 5.00%, 1/01/32 ............................................................      16,485,000        16,704,580
    Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
       6.375%, 12/15/08 .........................................................................         625,000           626,231
                                                                                                                     ---------------
                                                                                                                         17,330,811
                                                                                                                     ---------------
    NEVADA 1.8%
    Clark County ID Special Assessment,
         Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ......................................       4,155,000         4,290,453
         Local ID No. 151, Summerlin, 5.00%, 8/01/20 ............................................         765,000           734,721
         Local ID No. 151, Summerlin, 5.00%, 8/01/25 ............................................       2,405,000         2,253,389
         Local Improvement, Special District No. 132, 6.875%, 2/01/21 ...........................       3,770,000         3,901,611
         Special Local Improvement, No. 128, Summerlin, Series A, 5.00%, 2/01/26 ................       1,320,000         1,229,672
         Special Local Improvement, No. 128, Summerlin, Series A, 5.05%, 2/01/31 ................       1,035,000           947,346
    Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ............       5,125,000         5,134,481
    Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
       7/01/24 ..................................................................................       7,000,000         7,204,890
    Henderson Local ID Special Assessment,
         No. T-2, 9.50%, 8/01/11 ................................................................         305,000           305,079
         No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ...........................       3,075,000         3,100,584
         No. T-12, Series A, 7.375%, 8/01/18 ....................................................      36,070,000        37,690,265
         No. T-16, 4.90%, 3/01/16 ...............................................................       1,390,000         1,329,479


                                                         Semiannual Report | 149

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEVADA (CONTINUED)
    Henderson Local ID Special Assessment, (continued)
         No. T-16, 5.00%, 3/01/18 ...............................................................  $    1,000,000    $      950,600
         No. T-16, 5.00%, 3/01/19 ...............................................................       1,000,000           941,570
         No. T-16, 5.10%, 3/01/22 ...............................................................       1,500,000         1,385,565
         No. T-16, 5.125%, 3/01/25 ..............................................................       1,580,000         1,441,086
         No. T-17, 5.00%, 9/01/15 ...............................................................         720,000           696,067
         No. T-17, 5.00%, 9/01/16 ...............................................................         740,000           710,985
         No. T-17, 5.00%, 9/01/25 ...............................................................       1,395,000         1,244,173
    Las Vegas Local Improvement Bonds Special Assessment,
         Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ............................       2,510,000         2,518,283
         Special ID No. 607, 6.25%, 6/01/24 .....................................................       4,920,000         4,981,353
         Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 .....................................       8,225,000         8,498,481
    Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ...................       3,000,000         3,053,940
    Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
       6.40%, 7/01/29 ...........................................................................      15,415,000        16,346,066
                                                                                                                     ---------------
                                                                                                                        110,890,139
                                                                                                                     ---------------
    NEW HAMPSHIRE 0.3%
    New Hampshire Higher Education and Health Facilities Authority Revenue,
         Hillcrest Terrace, 7.50%, 7/01/24 ......................................................      15,550,000        15,701,146
         Littleton Hospital Assn., Series B, 5.90%, 5/01/28 .....................................       2,000,000         2,020,320
         New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ..................         810,000           812,390
                                                                                                                     ---------------
                                                                                                                         18,533,856
                                                                                                                     ---------------
    NEW JERSEY 5.3%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
         Series 1, 6.00%, 1/01/19 ...............................................................       2,180,000         2,182,115
         Series 1, 6.00%, 1/01/29 ...............................................................       5,000,000         4,882,050
         Series 2, 6.125%, 1/01/19 ..............................................................       2,125,000         2,132,735
         Series 2, 6.125%, 1/01/29 ..............................................................       5,105,000         4,925,100
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
       Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................       9,965,000        10,497,629
    New Jersey EDA Revenue,
         Cigarette Tax, 5.50%, 6/15/24 ..........................................................      23,000,000        23,461,840
         Cigarette Tax, 5.50%, 6/15/31 ..........................................................       6,500,000         6,658,080
         Cigarette Tax, 5.75%, 6/15/34 ..........................................................      10,000,000        10,356,100
         first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ...............................       1,500,000         1,505,670
         first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ................................       7,635,000         7,926,504
         School Facilities Construction, Series S, 5.00%, 9/01/36 ...............................      10,000,000        10,151,900
    New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
         6.625%, 9/15/12 ........................................................................      25,525,000        26,308,362
         6.25%, 9/15/19 .........................................................................      42,000,000        42,504,420
         6.40%, 9/15/23 .........................................................................      79,890,000        81,272,896
    New Jersey Health Care Facilities Financing Authority Revenue,
         Capital Appreciation St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/33 ......      57,680,000        11,950,142
         Capital Appreciation St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/34 ......      52,330,000        10,173,999
         Capital Appreciation St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/35 ......      20,000,000         3,648,200
         South Jersey Hospital, 5.00%, 7/01/46 ..................................................       6,000,000         5,475,900


150 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey Health Care Facilities Financing Authority Revenue, (continued)
         South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ...................................  $    7,500,000    $    8,182,800
         South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ....................................      18,000,000        19,737,000
         Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30 .......................       5,000,000         5,540,900
    Tobacco Settlement Financing Corp. Revenue,
         Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 .............................................      10,000,000        10,972,500
         Asset-Backed, Pre-Refunded, 6.125%, 6/01/42 ............................................       9,050,000         9,978,802
         Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41 ..............................      40,000,000         4,190,400
                                                                                                                     ---------------
                                                                                                                        324,616,044
                                                                                                                     ---------------
    NEW MEXICO 2.3%
    Farmington PCR,
         Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
           12/01/16 .............................................................................      24,045,000        24,382,832
         Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
           4/01/22 ..............................................................................      66,125,000        66,902,630
         Public Service Co. Project, Series A, 6.60%, 10/01/29 ..................................       6,000,000         6,320,340
         Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ...................................      37,000,000        37,799,940
    New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
       Series A, Radian Insured,
         5.25%, 7/01/30 .........................................................................       4,360,000         4,132,146
         5.00%, 7/01/35 .........................................................................       3,470,000         3,097,496
                                                                                                                     ---------------
                                                                                                                        142,635,384
                                                                                                                     ---------------
    NEW YORK 7.5%
    Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding,
       Series A, 5.75%, 2/01/22 .................................................................       2,000,000         2,042,660
    Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ..............      25,000,000        25,821,250
    MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
         7/15/21 ................................................................................         428,010           227,864
         1/15/22 ................................................................................         649,658           335,730
    MTA Revenue,
         Series A, MBIA Insured, 4.75%, 11/15/28 ................................................      10,000,000        10,060,100
         Series B, AMBAC Insured, 5.00%, 11/15/30 ...............................................      10,000,000        10,201,400
         Transportation, Series F, 5.00%, 11/15/30 ..............................................       7,000,000         7,069,790
    New York City GO,
         Fiscal 2003, Series I, 5.00%, 3/01/24 ..................................................       5,000,000         5,100,900
         Fiscal 2003, Series I, 5.00%, 3/01/25 ..................................................       9,000,000         9,155,340
         Refunding, Series G, 5.00%, 8/01/21 ....................................................      10,000,000        10,360,500
         Refunding, Series H, 6.25%, 8/01/15 ....................................................       1,535,000         1,553,159
         Refunding, Series H, 6.125%, 8/01/25 ...................................................         380,000           384,454
         Refunding, Series J, 6.00%, 8/01/21 ....................................................           5,000             5,058
         Series B, 7.00%, 2/01/18 ...............................................................         115,000           115,173
         Series D, 7.625%, 2/01/14 ..............................................................           5,000             5,009
         Series F, 7.50%, 2/01/21 ...............................................................          85,000            85,148
         Series G, 7.50%, 2/01/22 ...............................................................          10,000            10,017
         Series G, Pre-Refunded, 6.125%, 10/15/11 ...............................................      20,480,000        20,739,686
         Series G, Pre-Refunded, 6.20%, 10/15/14 ................................................      10,000,000        10,127,600
         Series I, 6.25%, 4/15/17 ...............................................................          35,000            35,417


                                                         Semiannual Report | 151

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City IDA, Civic Facility Revenue,
         Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ..............................  $    6,345,000    $    6,201,349
         Series C, 6.80%, 6/01/28 ...............................................................       5,000,000         5,234,250
         Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ....................       1,475,000         1,511,477
    New York City IDA Special Facility Revenue,
         American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ..............      15,000,000        16,550,700
         American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 .............      20,000,000        22,674,400
         American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ..............      15,000,000        17,112,300
         American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12 ....      74,000,000        81,155,800
         British Airways PLC Project, 7.625%, 12/01/32 ..........................................      15,000,000        16,064,400
    New York City IDAR,
         Liberty, 7 World Trade Center, Series A, 6.25%, 3/01/15 ................................      10,000,000        10,450,100
         Liberty, 7 World Trade Center, Series A, 6.50%, 3/01/35 ................................      50,000,000        52,198,500
         Queens Baseball Stadium-Pilot, AMBAC Insured, 5.00%, 1/01/31 ...........................       9,500,000         9,712,515
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
         Series C, 5.00%, 6/15/30 ...............................................................      15,000,000        15,269,700
         Series E, 5.00%, 6/15/34 ...............................................................      10,000,000        10,114,200
    New York State Dormitory Authority Revenues, State Supported Debt, Mental Health Services,
       Refunding, Series A, 6.00%, 8/15/17 ......................................................          30,000            30,595
    New York State HFA Service Contract Obligation Revenue, Series A, 6.00%, 3/15/26 ............         220,000           222,409
    Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 ........       1,000,000         1,012,180
    Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
       Refunding,
         6.80%, 11/01/14 ........................................................................       4,600,000         4,746,786
         7.00%, 11/01/30 ........................................................................       7,000,000         7,185,640
    Port Authority of New York and New Jersey Revenue, Consolidated One Hundred Forty-Fourth,
       Refunding, 5.00%, 10/01/28 ...............................................................      25,295,000        25,811,777
    Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines
       Inc., Eastern Project, La Guardia,
         9.00%, 12/01/10 ........................................................................       8,325,000         8,378,197
         9.125%, 12/01/15 .......................................................................      27,650,000        27,944,473
    Utica IDA Civic Facility Revenue, Utica College Civic Facility,
         6.75%, 12/01/21 ........................................................................       1,250,000         1,319,300
         6.85%, 12/01/31 ........................................................................       2,000,000         2,105,180
                                                                                                                     ---------------
                                                                                                                        456,442,483
                                                                                                                     ---------------
    NORTH CAROLINA 2.0%
    Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
       10/01/27 .................................................................................       4,500,000         4,321,845
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ...........................      15,310,000        15,538,731
    North Carolina Eastern Municipal Power Agency Power System Revenue,
         Refunding, Series A, 5.75%, 1/01/26 ....................................................      37,500,000        38,614,125
         Refunding, Series B, 5.75%, 1/01/24 ....................................................      35,750,000        36,822,857
         Series D, 6.70%, 1/01/19 ...............................................................       2,000,000         2,116,140
         Series D, 6.75%, 1/01/26 ...............................................................       5,000,000         5,276,500
    North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
         3/01/16 ................................................................................         935,000           976,533
         9/01/17 ................................................................................         645,000           647,541


152 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
       Maryfield, Series A,
         5.75%, 10/01/23 ........................................................................  $    3,625,000    $    3,613,545
         6.00%, 10/01/23 ........................................................................       2,500,000         2,534,950
    North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
       United Methodist, Refunding, Series C,
         5.25%, 10/01/24 ........................................................................         920,000           863,687
         5.50%, 10/01/32 ........................................................................       1,600,000         1,499,040
    North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ..................       8,250,000         8,299,088
                                                                                                                     ---------------
                                                                                                                        121,124,582
                                                                                                                     ---------------
    NORTH DAKOTA 0.1%
    Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
         7/01/25 ................................................................................       2,250,000         2,192,130
         7/01/29 ................................................................................       2,500,000         2,384,575
                                                                                                                     ---------------
                                                                                                                          4,576,705
                                                                                                                     ---------------
    OHIO 1.1%
    Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 .................................      11,500,000        11,833,270
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
       Refunding,
         Series C, 6.05%, 10/01/09 ..............................................................      14,250,000        14,836,387
         Series E, 6.05%, 10/01/09 ..............................................................       5,250,000         5,466,038
         Series F, 6.05%, 10/01/09 ..............................................................       1,000,000         1,041,150
    Franklin County Health Care Facilities Revenue,
         Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 .............................       1,000,000         1,126,980
         Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ............................       3,100,000         3,134,410
         Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ............................         950,000           954,845
    Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
       5/01/35 ..................................................................................      10,000,000        10,100,700
    Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical
       Center, 5.25%, 5/15/26 ...................................................................       2,750,000         2,759,295
    Ohio State Air Quality Development Authority Revenue, PCR, Cleveland Electric, Refunding,
       Series B, 6.00%, 8/01/20 .................................................................       6,250,000         6,412,563
    Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ..............................       5,000,000         5,141,750
    Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
       6.25%, 11/01/13 ..........................................................................       3,700,000         3,788,911
                                                                                                                     ---------------
                                                                                                                         66,596,299
                                                                                                                     ---------------
    OKLAHOMA 0.2%
    Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
       Series B, 6.60%, 7/01/31 .................................................................       5,000,000         5,262,450
    Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 ................       5,325,000         5,414,141
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
       6.00%, 8/15/14 ...........................................................................       3,585,000         3,621,495
                                                                                                                     ---------------
                                                                                                                         14,298,086
                                                                                                                     ---------------


                                                         Semiannual Report | 153

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON 0.4%
    Oregon State Department of Administrative Services COP, Series A,
         AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ............................................  $    9,400,000    $   10,024,348
         FSA Insured, 5.00%, 5/01/30 ............................................................       8,195,000         8,361,604
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
       Linfield College Project, Series A,
         6.75%, 10/01/25 ........................................................................           5,000             5,311
         Pre-Refunded, 6.75%, 10/01/25 ..........................................................       5,215,000         5,709,747
                                                                                                                     ---------------
                                                                                                                         24,101,010
                                                                                                                     ---------------
    PENNSYLVANIA 5.6%
    Allegheny County Hospital Development Authority Revenue,
         Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ...................      10,000,000        11,026,300
         Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 .................................      23,110,000        26,707,534
         Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 .................................      24,000,000        28,355,040
         West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 ..................      33,360,000        30,087,718
         West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 .................      45,000,000        41,450,400
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
       7/15/20 ..................................................................................       5,500,000         5,600,705
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ................       2,225,000         2,272,037
    Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
         6.50%, 1/01/08 .........................................................................         425,000           427,027
         6.10%, 7/01/13 .........................................................................      20,500,000        20,771,625
         6.20%, 7/01/19 .........................................................................       9,500,000         9,559,660
    Harrisburg Authority University Revenue, Harrisburg University of Science,
         Series A, 5.40%, 9/01/16 ...............................................................       1,500,000         1,487,370
         Series B, 6.00%, 9/01/36 ...............................................................       3,000,000         2,971,500
    Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 ........       1,650,000         1,824,570
    Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp. Project,
       Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 ........................................      16,000,000        15,720,000
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
       Reliant Energy Seward, Series A, 6.75%, 12/01/36 .........................................      65,000,000        70,329,350
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
       Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
         11/15/16 ...............................................................................      13,000,000        13,182,000
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ..........................      13,750,000        14,607,450
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
       Temple University Health System, Refunding, Series B, 5.50%, 7/01/26 .....................      18,000,000        17,749,440
    Philadelphia IDA Health Care Facility Revenue, Paul's Run, Refunding, Series A, 5.85%,
       5/15/13 ..................................................................................       2,200,000         2,228,710
    Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 ............      10,020,000        10,273,506
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
         Refunding, Series A, 5.75%, 12/01/21 ...................................................         815,000           853,109
         Series A, Pre-Refunded, 5.75%, 12/01/21 ................................................       2,185,000         2,371,533
    Swarthmore Borough Authority College Revenue, Refunding, Series A, 5.00%, 9/15/30 ...........       8,010,000         8,190,946
    Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
       6.05%, 4/01/14 ...........................................................................       5,025,000         5,033,140
                                                                                                                     ---------------
                                                                                                                        343,080,670
                                                                                                                     ---------------


154 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    RHODE ISLAND 0.2%
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
       Lifespan Obligation Group,
         Pre-Refunded, 6.50%, 8/15/32 ...........................................................  $    8,000,000    $    8,988,080
         Refunding, MBIA Insured, 5.75%, 5/15/23 ................................................         405,000           413,679
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn., 6/01/52 ......      90,000,000         3,969,000
                                                                                                                     ---------------
                                                                                                                         13,370,759
                                                                                                                     ---------------
    SOUTH CAROLINA 1.0%
    Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
       Opportunities Tax Hike, 5.25%, 12/01/29 ..................................................      16,500,000        16,766,640
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
       Tomorrow,
         5.00%, 12/01/28 ........................................................................      10,000,000        10,126,500
         Refunding, 5.00%, 12/01/28 .............................................................       7,500,000         7,615,950
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
       County Project, 5.00%, 12/01/26 ..........................................................      15,015,000        14,422,058
    Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project,
       Radian Insured, 5.00%, 12/01/26 ..........................................................       7,540,000         7,242,245
    Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg
       County Project, Refunding, Radian Insured, 5.00%, 12/01/31 ...............................       2,000,000         1,804,380
    Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
       6.375%, 5/15/30 ..........................................................................       3,750,000         4,019,813
                                                                                                                     ---------------
                                                                                                                         61,997,586
                                                                                                                     ---------------
    TENNESSEE 1.4%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 ......................       5,990,000         6,030,073
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
       Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ......................................       5,000,000         5,072,600
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
         7/01/27 ................................................................................      19,365,000         7,318,034
         7/01/28 ................................................................................      19,400,000         6,937,634
         7/01/29 ................................................................................      19,365,000         6,549,437
         7/01/30 ................................................................................      19,370,000         6,205,954
    Knox County Health Educational and Housing Facilities Board Hospital Facilities
         Revenue, Capital Appreciation, Refunding and Improvement, Series A, FSA
         Insured, zero cpn.,
           1/01/25 ..............................................................................       5,000,000         1,891,350
         Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
           1/01/26 ..............................................................................       2,610,000           927,646
         Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 ........      12,760,000         2,448,516
         Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 ........      13,755,000         2,343,990
    Knox County Health Educational and Housing Facilities Board Revenue, Refunding,
       University Health System Inc., 5.25%, 4/01/36 ............................................      10,475,000        10,143,361
    Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ....................      26,000,000        26,281,060
                                                                                                                     ---------------
                                                                                                                         82,149,655
                                                                                                                     ---------------


                                                         Semiannual Report | 155

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS 3.0%
    Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products,
       6.95%, 5/01/23 ...........................................................................  $    1,750,000    $    1,869,263
    Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
         Refunding, Series B, 5.75%, 1/01/34 ....................................................       3,500,000         3,270,785
         Series A, Pre-Refunded, 6.70%, 1/01/32 .................................................      10,000,000        10,906,200
    Bexar County Health Facilities Development Corp. Revenue,
         Army Retirement Residence, Refunding, 5.00%, 7/01/27 ...................................       1,000,000           958,660
         Army Retirement Residence, Refunding, 5.00%, 7/01/33 ...................................       1,520,000         1,421,702
         Incarnate Word Health Services, FSA Insured, ETM, 6.00%, 11/15/15 ......................       8,750,000         8,791,300
    Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%,
       7/01/32 ..................................................................................       9,000,000         9,058,410
    Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
       Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 ..........................       2,500,000         2,347,750
    Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
       5.00%, 9/01/31 ...........................................................................      12,500,000        12,730,625
    Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 .................................       1,945,000         1,975,245
    Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ..................       4,750,000         5,203,957
    El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior
       Health, Pre-Refunded,
         7.00%, 8/15/12 .........................................................................         655,000           686,237
         7.50%, 8/15/18 .........................................................................       2,300,000         2,513,578
         7.75%, 8/15/31 .........................................................................       3,000,000         3,238,140
    Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
       Pre-Refunded, 6.25%, 8/15/29 .............................................................      10,975,000        11,691,009
    Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding,
       5.60%, 3/01/27 ...........................................................................      11,000,000        11,045,980
  c Millsap ISD GO, School Building, 5.00%, 2/15/37 ............................................       10,905,000        10,961,815
    Richardson Independent School District GO, School Building, MBIA Insured, 5.00%,
       2/15/32 ..................................................................................      10,320,000        10,404,727
    Sabine River Authority PCR,
         TXU Electric, Refunding, Series C, 5.20%, 5/01/28 ......................................      15,000,000        13,605,000
         TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ........................       1,000,000           986,230
         TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ........................       3,000,000         3,035,070
    San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
       8/01/26 ..................................................................................      20,000,000        20,813,800
    Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, senior lien,
       Series A, 5.25%, 12/15/25 ................................................................       7,000,000         7,098,280
    Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       8/15/32 ..................................................................................      51,000,000        12,227,760
    Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital, Series B,
       5.00%, 7/01/37 ...........................................................................       3,400,000         3,096,482
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
       System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ...................................      15,000,000        15,031,350
                                                                                                                     ---------------

                                                                                                                        184,969,355
                                                                                                                     ---------------
    VERMONT 0.3%
    Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
       Series A, AMBAC Insured, 6.00%, 12/01/23 .................................................      15,000,000        16,043,250
                                                                                                                     ---------------


156 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA 1.6%
    Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
       5.00%, 4/01/33 ...........................................................................  $    5,000,000    $    5,072,500
    Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
       5.00%, 6/15/30 ...........................................................................      12,255,000        12,491,276
    James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
       Landing, Series A,
         5.35%, 9/01/26 .........................................................................         750,000           719,783
         5.50%, 9/01/34 .........................................................................         750,000           720,480
    Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
       6.00%, 4/01/33 ...........................................................................       9,000,000         9,498,510
    Tobacco Settlement Financing Corp. Revenue,
         Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 .............................................       2,500,000         2,715,125
         Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 ............................................       3,000,000         3,321,510
         Capital Appreciation Bonds, First Sub Series C, zero cpn., 6/01/47 .....................      50,000,000         3,831,000
         Capital Appreciation Bonds, Second Sub Series D, zero cpn., 6/01/47 ....................      50,000,000         3,686,500
         Senior Series B1, 5.00%, 6/01/47 .......................................................       6,250,000         5,295,812
    Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
       Westminster Canterbury Project,
         Refunding, 5.00%, 11/01/22 .............................................................       1,000,000           950,940
         Refunding, 5.25%, 11/01/26 .............................................................       2,000,000         1,913,720
         Refunding, 5.375%, 11/01/32 ............................................................       1,000,000           949,100
         Series A, Pre-Refunded, 7.125%, 11/01/23 ...............................................       5,000,000         5,450,300
         Series A, Pre-Refunded, 7.25%, 11/01/32 ................................................       9,000,000         9,833,670
    Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 ............................      31,000,000        29,391,100
                                                                                                                     ---------------

                                                                                                                         95,841,326
                                                                                                                     ---------------
    WASHINGTON 1.1%
    Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
       5.00%, 9/01/35 ...........................................................................       7,685,000         7,780,832
    Energy Northwest Electric Revenue, Columbia Generating Station,
         Refunding, Series A, 5.00%, 7/01/24 ....................................................      15,260,000        15,719,936
         Series C, 5.00%, 7/01/24 ...............................................................       5,000,000         5,150,700
    Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31 ..........      10,000,000        10,103,100
    Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 ..............................       5,720,000         5,847,442
    Washington State GO, Motor Vehicle Fuel Tax, Series C, 5.00%,
         6/01/29 ................................................................................       5,180,000         5,279,456
         6/01/30 ................................................................................       5,370,000         5,466,123
    Washington State Health Care Facilities Authority Revenue,
       Kadlec Medical Center, Series A, Assured Guaranty Insured, 5.00%, 12/01/30 ...............       4,000,000         4,014,400
       Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%, 10/01/36 ......       9,695,000         9,750,843
       Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
         10/01/36 ...............................................................................         305,000           328,247
                                                                                                                     ---------------
                                                                                                                         69,441,079
                                                                                                                     ---------------
    WEST VIRGINIA 0.2%
    West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
       FGIC Insured, 5.00%, 10/01/34 ............................................................      10,000,000        10,178,400
                                                                                                                     ---------------


                                                         Semiannual Report | 157

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WISCONSIN 1.1%
    Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
       5.00%, 12/01/30 ..........................................................................  $   16,705,000    $   17,042,942
    Green Bay Water System Revenue,
         FSA Insured, Pre-Refunded, 5.00%, 11/01/29 .............................................       3,750,000         4,022,137
         Refunding, FSA Insured, 5.00%, 11/01/29 ................................................       1,250,000         1,274,013
    Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
       6.70%, 5/01/24 ...........................................................................       4,100,000         4,270,601
    Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 ..................      26,210,000        24,718,651
    Wisconsin State Health and Educational Facilities Authority Revenue,
         Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...........................................       5,000,000         5,051,850
         New Castle Place Project, Series A, 7.00%, 12/01/31 ....................................       2,500,000         2,593,625
         Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .........................................       9,530,000         9,606,431
                                                                                                                     ---------------
                                                                                                                         68,580,250
                                                                                                                     ---------------
    U.S. TERRITORIES 2.4%
    GUAM 0.2%
    Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
         6.00%, 7/01/25 .........................................................................       4,000,000         4,220,240
         5.875%, 7/01/35 ........................................................................       8,000,000         8,252,000
                                                                                                                     ---------------
                                                                                                                         12,472,240
                                                                                                                     ---------------
    NORTHERN MARIANA ISLANDS 0.5%
    Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 ..............      25,000,000        22,065,750
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
       3/15/28 ..................................................................................       7,835,000         8,393,479
                                                                                                                     ---------------
                                                                                                                         30,459,229
                                                                                                                     ---------------
    PUERTO RICO 1.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding,
         5.50%, 5/15/39 .........................................................................      11,500,000        11,130,620
         5.625%, 5/15/43 ........................................................................       3,500,000         3,402,665
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ...................      20,000,000        20,044,400
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series J, Pre-Refunded, 5.00%, 7/01/34 ...................................................      11,500,000        12,336,165
    Puerto Rico Electric Power Authority Power Revenue, Series NN, Pre-Refunded, 5.125%,
       7/01/29 ..................................................................................      11,500,000        12,300,976
    University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
       6/01/30 ..................................................................................       7,645,000         7,660,519
                                                                                                                     ---------------
                                                                                                                         66,875,345
                                                                                                                     ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
         5.75%, 10/01/13 ........................................................................      15,000,000        15,417,750
         5.875%, 10/01/18 .......................................................................       7,000,000         7,184,660
         6.00%, 10/01/22 ........................................................................      14,500,000        14,876,710
                                                                                                                     ---------------
                                                                                                                         37,479,120
                                                                                                                     ---------------
    TOTAL U.S. TERRITORIES ......................................................................                       147,285,934
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $5,766,558,901) ...........................................                     5,965,550,463
                                                                                                                     ---------------


158 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 1.6%
    MUNICIPAL BONDS 1.6%
    CALIFORNIA 0.2%
  e Whittier Revenue, Whittier College, Refunding, Radian Insured, Weekly VRDN and Put, 5.90%,
       12/01/33 .................................................................................  $   14,500,000    $   14,500,000
                                                                                                                     ---------------
    CONNECTICUT 0.2%
  e Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
         Series T-1, Daily VRDN and Put, 3.92%, 7/01/29 .........................................       5,000,000         5,000,000
         Series V-2, Daily VRDN and Put, 3.92%, 7/01/36 .........................................       4,000,000         4,000,000
                                                                                                                     ---------------
                                                                                                                          9,000,000
                                                                                                                     ---------------
    FLORIDA 0.0% f
  e Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center Project,
       Daily VRDN and Put, 3.98%, 8/15/21 .......................................................          15,000            15,000
                                                                                                                     ---------------
    LOUISIANA 0.2%
  e Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
       3.91%, 12/01/15 ..........................................................................      10,400,000        10,400,000
                                                                                                                     ---------------
    MASSACHUSETTS 0.0% f
  e Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
       Program, Series E, Daily VRDN and Put, 3.93%, 1/01/35 ....................................         595,000           595,000
                                                                                                                     ---------------
    NEVADA 0.0% f
  e Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
       4.05%, 6/01/36 ...........................................................................       1,540,000         1,540,000
                                                                                                                     ---------------
    NEW JERSEY 0.0%f
  e New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
       and Put, 3.82%, 9/01/31 ..................................................................         400,000           400,000
                                                                                                                     ---------------
    NEW YORK 0.7%
  e Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
       3.88%, 5/01/33 ...........................................................................      10,900,000        10,900,000
  e New York City GO,
         Fiscal 1994, Series A-4, Daily VRDN and Put, 3.92%, 8/01/21 ............................       2,200,000         2,200,000
         Series E, Sub Series E-2, Daily VRDN and Put, 3.90%, 8/01/34 ...........................       4,745,000         4,745,000
         Sub Series A-7, Daily VRDN and Put, 3.99%, 8/01/20 .....................................       4,250,000         4,250,000
  e New York City GO Sub Series H-4, Daily VRDN and Put, 3.99%, 3/01/34 .........................       4,870,000         4,870,000
  e New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.96%,
       11/01/39 .................................................................................       4,000,000         4,000,000
  e New York City Municipal Water Finance Authority Water and Sewer System Revenue,
         Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.99%, 6/15/18 .............       7,500,000         7,500,000
         Series G, FGIC Insured, Daily VRDN and Put, 3.99%, 6/15/24 .............................       1,000,000         1,000,000
                                                                                                                     ---------------
                                                                                                                         39,465,000
                                                                                                                     ---------------
    NORTH CAROLINA 0.1%
  e Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Series B,
       Weekly VRDN and Put, 3.95%, 1/15/26 ......................................................       3,500,000         3,500,000
  e North Carolina State GO, Series G, Weekly VRDN and Put, 3.90%, 5/01/21 .....................        3,000,000         3,000,000
                                                                                                                     ---------------
                                                                                                                          6,500,000
                                                                                                                     ---------------


                                                         Semiannual Report | 159

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE 0.2%
  e Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
       and Put, 3.96%, 7/01/31 ..................................................................  $    1,560,000    $    1,560,000
  e Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
       Daily VRDN and Put, 3.96%, 7/01/34 .......................................................      10,135,000        10,135,000
                                                                                                                     ---------------
                                                                                                                         11,695,000
                                                                                                                     ---------------
    U.S. TERRITORIES 0.0% f
    PUERTO RICO 0.0% f
  e Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 3.73%, 12/01/15 .......................................         100,000           100,000
  e Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, AMBAC Insured, Weekly VRDN and Put, 3.90%, 7/01/28 .............................         200,000           200,000
                                                                                                                     ---------------
                                                                                                                            300,000
                                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $94,410,000) .............................................                        94,410,000
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $5,860,968,901) 99.8% ...............................................                     6,059,960,463
    OTHER ASSETS, LESS LIABILITIES 0.2% .........................................................                        14,065,483
                                                                                                                     ---------------
    NET ASSETS 100.0% ...........................................................................                    $6,074,025,946
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2007, the aggregate value of these securities was $8,874,593, representing 0.15% of net assets.

b See Note 6 regarding defaulted securities.

c See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

d The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

f Rounds to less than 0.1% of net assets.


160 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                   YEAR ENDED FEBRUARY 28,
CLASS A                                                   (UNAUDITED)       2007         2006        2005          2004 f    2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............     $    12.22      $    12.15    $  12.18    $  12.23    $  12.03    $  11.85
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................           0.25            0.51        0.52        0.54        0.54        0.56
   Net realized and unrealized gains (losses) ......          (0.36)           0.08       (0.02)      (0.05)       0.19        0.18
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................          (0.11)           0.59        0.50        0.49        0.73        0.74
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......          (0.25)          (0.52)      (0.53)      (0.54)      (0.53)      (0.56)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................             -- e            -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................     $    11.86      $    12.22    $  12.15    $  12.18    $  12.23    $  12.03
                                                       =============================================================================

Total return c .....................................          (0.87)%          4.96%       4.17%       4.13%       6.27%       6.41%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................           0.64%           0.64%       0.65%       0.65%       0.65%       0.65%
Net investment income ..............................           4.14%           4.23%       4.28%       4.47%       4.31%       4.68%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................     $1,070,597      $1,006,797    $892,122    $792,518    $786,938    $778,716
Portfolio turnover rate ............................           6.86%           3.65%       8.11%      11.50%       8.95%      17.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 161

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2007                YEAR ENDED FEBRUARY 28,
CLASS B                                                (UNAUDITED)      2007       2006       2005        2004 f    2003
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $ 12.28       $ 12.22    $ 12.24    $ 12.29    $ 12.09    $ 11.90
                                                    ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................         0.22          0.45       0.46       0.47       0.48       0.49
   Net realized and unrealized gains (losses) ....        (0.35)         0.06      (0.02)     (0.05)      0.19       0.19
                                                    ----------------------------------------------------------------------
Total from investment operations .................        (0.13)         0.51       0.44       0.42       0.67       0.68
                                                    ----------------------------------------------------------------------
Less distributions from net investment income ....        (0.22)        (0.45)     (0.46)     (0.47)     (0.47)     (0.49)
                                                    ----------------------------------------------------------------------
Redemption fees ..................................           -- e          -- e       -- e       -- e       --         --
                                                    ----------------------------------------------------------------------
Net asset value, end of period ...................      $ 11.93       $ 12.28    $ 12.22    $ 12.24    $ 12.29    $ 12.09
                                                    ======================================================================

Total return c ...................................        (1.06)%        4.28%      3.66%      3.55%      5.67%      5.88%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................         1.19%         1.19%      1.20%      1.20%      1.20%      1.20%
Net investment income ............................         3.59%         3.68%      3.73%      3.92%      4.86%      4.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $65,968       $72,203    $78,327    $83,208    $80,303    $67,994
Portfolio turnover rate ..........................         6.86%         3.65%      8.11%     11.50%      8.95%     17.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


162 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2007                  YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)      2007        2006        2005          2004 f    2003
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $  12.31       $  12.24    $  12.27    $  12.32    $  12.11    $  11.93
                                                    ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................         0.22           0.45        0.46        0.48        0.48        0.50
   Net realized and unrealized gains (losses) ....        (0.35)          0.07       (0.03)      (0.06)       0.20        0.18
                                                    ---------------------------------------------------------------------------
Total from investment operations .................        (0.13)          0.52        0.43        0.42        0.68        0.68
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....        (0.22)         (0.45)      (0.46)      (0.47)      (0.47)      (0.50)
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................           -- e           -- e        -- e        -- e        --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................     $  11.96       $  12.31    $  12.24    $  12.27    $  12.32    $  12.11
                                                    ===========================================================================

Total return c ...................................        (1.06)%         4.35%       3.57%       3.53%       5.72%       5.80%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................         1.19%          1.19%       1.20%       1.20%       1.22%       1.18%
Net investment income ............................         3.59%          3.68%       3.73%       3.92%       4.88%       4.15%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $167,016       $158,706    $139,401    $117,356    $111,847    $100,410
Portfolio turnover rate ..........................         6.86%          3.65%       8.11%      11.50%       8.95%      17.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 163

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  DELAWARE 1.1%
  Delaware River and Bay Authority Revenue,
      MBIA Insured, 5.00%, 1/01/27 .............................................................   $    10,000,000   $   10,195,700
      Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ....................................         4,000,000        4,221,040
                                                                                                                     ---------------
                                                                                                                         14,416,740
                                                                                                                     ---------------
  NEW JERSEY 70.7%
  Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
    MBIA Insured, ETM, 7.40%, 7/01/16 ..........................................................         9,500,000       11,229,760
  Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of
    Education Project, 5.00%, 4/01/32 ..........................................................         3,400,000        3,470,754
  Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 ..........         3,000,000        3,073,320
  Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 ...........................        10,038,000       10,306,516
  Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 .........................         1,975,000        1,999,490
  Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
      7/15/27 ..................................................................................         1,300,000        1,361,659
      7/15/28 ..................................................................................         1,365,000        1,429,742
      7/15/29 ..................................................................................         1,440,000        1,508,299
  Camden County Improvement Authority Health System Revenue, Catholic Health East,
    Series B, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28 .....................................        11,600,000       11,934,428
  Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
    Series A, MBIA Insured, 6.80%, 3/01/21 .....................................................         5,400,000        6,676,668
  Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ..................         1,155,000        1,211,630
  East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
      6/15/23 ..................................................................................         1,200,000        1,230,564
      6/15/24 ..................................................................................         1,385,000        1,420,276
      6/15/25 ..................................................................................         1,465,000        1,502,314
  Egg Harbor Township School District GO,
      FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ..............................................         4,870,000        5,165,025
      MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 ...............................................         3,195,000        3,423,411
      MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 ...............................................         3,027,000        3,243,400
  Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%, 2/15/30 ..........         1,500,000        1,563,975
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
      Series A, 6.85%, 12/01/29 ................................................................         1,375,000        1,438,786
      Series B, 7.00%, 12/01/29 ................................................................         1,250,000        1,309,212
  Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
      8/01/26 ..................................................................................         1,155,000        1,220,408
      8/01/27 ..................................................................................         1,215,000        1,283,805
  Higher Education Student Assistance Authority Student Loan Revenue, Series A,
    MBIA Insured, 6.15%, 6/01/19 ...............................................................         1,215,000        1,228,171
  Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ..........................         4,315,000        4,444,666
  Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
    5/01/27 ....................................................................................         3,600,000        3,861,900
  Hudson County Improvement Authority Lease Revenue, County Secured, County Services
    Building Project, FSA Insured, 5.00%, 4/01/32 ..............................................         3,895,000        3,981,079
  Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
    Series A, 6.125%, 1/01/29 ..................................................................         6,510,000        6,339,438


164 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 ..............   $     3,000,000   $    3,165,120
  Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 .........................         1,000,000        1,055,470
  Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
    Trenton Guaranteed, MBIA Insured, Pre-Refunded,
      6.00%, 4/01/29 ...........................................................................         1,750,000        1,865,535
      5.80%, 4/01/35 ...........................................................................         2,520,000        2,674,123
  Middlesex County COP, MBIA Insured,
      5.00%, 8/01/31 ...........................................................................         3,250,000        3,286,595
      zero cpn., 6/15/24 .......................................................................         1,000,000          458,670
  Middlesex County Improvement Authority Revenue, Administration Building Residential
    Project, FNMA Insured,
      5.25%, 7/01/21 ...........................................................................           750,000          777,495
      5.35%, 7/01/34 ...........................................................................         1,575,000        1,615,304
  Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
    Pre-Refunded, 5.00%, 2/01/26 ...............................................................         1,000,000        1,042,180
  Morristown Parking Authority Parking Revenue, MBIA Insured, 5.00%,
      8/01/30 ..................................................................................         1,815,000        1,863,442
      8/01/33 ..................................................................................         2,630,000        2,685,519
  Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
    7/15/29 ....................................................................................         7,875,000        8,425,935
  New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Refunding, Series B,
    6.20%, 12/01/07 ............................................................................           445,000          446,958
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ......................................         5,000,000        5,267,250
  New Jersey EDA Revenue,
      Cigarette Tax, 5.50%, 6/15/24 ............................................................         5,000,000        5,100,400
      Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
        1/01/16 ................................................................................         2,500,000        2,560,825
      Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 .....................         5,110,000        5,302,187
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 ..................         5,000,000        5,151,050
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ..................        12,500,000       12,826,000
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..................        10,750,000       10,960,807
      Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ........................        21,740,000       22,087,623
      School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%, 12/15/21 .......        10,000,000       10,893,400
      School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
        6/15/21 ................................................................................        14,000,000       14,650,440
      School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ...................        16,500,000       16,512,870
      School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ....................        10,500,000       10,736,775
      School Facilities Construction, Series O, 5.125%, 3/01/28 ................................         5,000,000        5,142,350
      School Facilities Construction, Series P, 5.00%, 9/01/30 .................................         5,250,000        5,336,362
      School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 ...................         5,480,000        5,603,081
      Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
        5/01/17 ................................................................................         5,000,000        5,127,950
      Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
        5/01/18 ................................................................................         2,000,000        2,043,220
  New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%, 9/01/16 .........         1,640,000        1,641,427


                                                         Semiannual Report | 165

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
    AMBAC Insured, 5.75%, 3/15/20 ..............................................................   $     4,605,000   $    4,653,813
  New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
    Series A, MBIA Insured, 5.80%, 3/01/24 .....................................................         1,000,000        1,031,150
  New Jersey Health Care Facilities Financing Authority Revenue,
      Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25 ...............................         2,170,000        2,360,700
      Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ..................................         2,830,000        2,945,521
      Atlanticare Regional Medical Center, 5.00%, 7/01/25 ......................................         4,605,000        4,622,407
      Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 ...........................        18,240,000       17,715,782
      Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ........................................         5,725,000        5,791,524
      Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 .......................         5,000,000        5,121,300
      Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 .........................................         9,275,000        9,443,990
      Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 .....................................         2,430,000        2,539,885
      Hackensack University Medical Center, 6.00%, 1/01/34 .....................................        10,000,000       10,320,600
      Holy Name Hospital, 5.00%, 7/01/36 .......................................................         5,000,000        4,526,700
      Hunterdon Medical Center, Series A, 5.125%, 7/01/35 ......................................         2,000,000        1,977,920
      Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ................................         7,000,000        7,116,270
      JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 .....................         7,855,000        7,963,477
      Medical Center at Princeton Obligation Group, AMBAC Insured, Pre-Refunded, 5.00%,
        7/01/28 ................................................................................         6,785,000        6,925,721
      Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ...................         6,500,000        6,704,035
      Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ....................        20,000,000       20,466,600
      Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ..................................         5,000,000        5,202,550
      Somerset Medical Center, 5.75%, 7/01/28 ..................................................        11,000,000       11,079,970
      South Jersey Hospital, 5.00%, 7/01/36 ....................................................         8,000,000        7,424,320
      South Jersey Hospital, 5.00%, 7/01/46 ....................................................        27,200,000       24,824,080
      South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 .....................................        10,000,000       10,910,400
      South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ......................................        18,600,000       20,394,900
      Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ..............................         2,000,000        2,021,800
      St Barnabas Health Care System, Series A, 5.00%, 7/01/29 .................................        12,000,000       11,285,520
      St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
        7/01/16 ................................................................................         1,000,000        1,011,190
      St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
        7/01/26 ................................................................................         1,000,000        1,011,360
      St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 ....................................         3,355,000        3,357,483
      St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 ....................................         3,345,000        3,344,967
      St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 ....................         1,500,000        1,555,860
  New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 ........         5,000,000        5,104,100
  New Jersey State Educational Facilities Authority Revenue,
      Capital Improvement Funding Project, Series A, FSA Insured, Pre-Refunded, 5.00%,
        9/01/20 ................................................................................         8,000,000        8,300,880
      Drew University, Series D, MBIA Insured, 5.00%, 7/01/37 ..................................         6,730,000        6,870,993
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ...............................................         6,615,000        6,938,209
      Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ....................         5,240,000        5,630,066
      Kean University, Series D, FGIC Insured, 5.00%, 7/01/32 ..................................         5,000,000        5,124,500
      Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 ..................................        15,395,000       15,693,355
      Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 ....................        10,000,000       10,631,700


166 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey State Educational Facilities Authority Revenue, (continued)
      Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 ...........   $     8,000,000   $    8,217,680
      Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 ...........        10,000,000       10,221,200
      Montclair State University, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 .........         5,000,000        5,234,900
      Princeton University, Refunding, Series A, 5.00%, 7/01/30 ................................         5,000,000        5,103,450
      Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29 .............................         1,000,000        1,069,610
      Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
        7/01/25 ................................................................................         1,000,000        1,046,980
      Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
        7/01/31 ................................................................................         1,500,000        1,570,470
      Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
        7/01/36 ................................................................................         6,745,000        7,247,098
      Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
        7/01/34 ................................................................................         2,000,000        2,139,220
      Refunding, Series D, 5.00%, 7/01/27 ......................................................         1,325,000        1,305,244
      Refunding, Series D, 5.00%, 7/01/33 ......................................................         1,000,000          964,800
      Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 .............         3,370,000        3,444,174
      Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 ......................         1,505,000        1,525,483
      Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 .....................         1,755,000        1,809,879
      Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 ...................           495,000          522,562
      Rowan University, Series G, MBIA Insured, 5.00%, 7/01/26 .................................         1,000,000        1,035,280
      Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 ...................         1,000,000        1,057,340
      Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ...................         1,870,000        1,906,334
      Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ................................         1,100,000        1,109,713
      Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ................................         1,575,000        1,533,152
      Stevens Institute Technology, Refunding, Series A, 5.00%, 7/01/34 ........................         4,750,000        4,533,780
      University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ...............         2,700,000        2,735,937
  New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
    1/01/10 ....................................................................................         5,000,000        5,170,700
  New Jersey State Housing and Mortgage Finance Agency MFHR,
      Series A1, FSA Insured, 6.35%, 11/01/31 ..................................................         2,000,000        2,055,860
      Series B, FSA Insured, 6.25%, 11/01/26 ...................................................           970,000          997,587
      Series D, FSA Insured, 5.50%, 5/01/22 ....................................................           825,000          835,362
      Series E1, FSA Insured, 5.70%, 5/01/20 ...................................................         2,755,000        2,824,371
      Series E1, FSA Insured, 5.75%, 5/01/25 ...................................................         1,295,000        1,326,520
  New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
      Series CC, MBIA Insured, 5.875%, 10/01/31 ................................................         1,025,000        1,048,196
      Series U, MBIA Insured, 5.85%, 4/01/29 ...................................................         3,165,000        3,203,613
  New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
    Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 .....................................         2,000,000        2,094,280
  New Jersey State Transportation Trust Fund Authority Revenue,
      Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
        12/15/33 ...............................................................................        10,000,000        2,703,600
      Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 .............        10,000,000       10,521,600
      Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 .............................         7,000,000        7,301,770


                                                         Semiannual Report | 167

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey State Turnpike Authority Turnpike Revenue,
      Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
        5.15% thereafter, 1/01/35 ..............................................................   $     7,500,000   $    5,201,250
      Series A, AMBAC Insured, 5.00%, 1/01/30 ..................................................        13,500,000       13,751,505
      Series A, FGIC Insured, 5.00%, 1/01/27 ...................................................         6,500,000        6,651,060
      Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 .....................................         7,500,000        7,820,700
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 .....................................        16,300,000       16,960,965
      Series C, FSA Insured, 5.00%, 1/01/35 ....................................................        22,675,000       23,048,684
  Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
    Pre-Refunded,
      5.00%, 1/01/26 ...........................................................................         3,245,000        3,456,217
      5.50%, 1/01/27 ...........................................................................         3,240,000        3,541,093
      5.50%, 1/01/28 ...........................................................................         2,000,000        2,185,860
      5.00%, 1/01/34 ...........................................................................        29,155,000       31,052,699
      5.00%, 1/01/37 ...........................................................................         3,965,000        4,223,082
  North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
      8/01/22 ..................................................................................         1,000,000        1,026,690
      8/01/31 ..................................................................................         1,000,000        1,018,400
  Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
      4/01/21 ..................................................................................         2,155,000        2,250,079
      4/01/22 ..................................................................................         2,142,000        2,236,505
  Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
    AMBAC Insured, 5.00%, 5/01/35 ..............................................................         8,045,000        8,146,528
  Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
    Project, Series A, FSA Insured, 5.00%, 4/15/35 .............................................         1,375,000        1,393,164
  Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
    5.75%, 12/01/22 ............................................................................         8,925,000        9,358,933
  Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ..................................         1,000,000        1,014,540
  Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office Building,
    FSA Insured, 5.25%,
      8/15/32 ..................................................................................         1,400,000        1,458,310
      8/15/38 ..................................................................................         1,625,000        1,687,449
  South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
    5.00%, 11/01/29 ............................................................................        12,000,000       12,197,160
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 6.00%,
    6/01/37 ....................................................................................        13,000,000       14,264,250
  Trenton GO, FSA Insured, 5.00%, 7/15/23 ......................................................         5,015,000        5,220,765
  Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin, Refunding,
    Series A, AMBAC Insured, 5.35%, 6/01/23 ....................................................         2,435,000        2,471,306
  University of Medicine and Dentistry COP,
      AMBAC Insured, 5.00%, 4/15/32 ............................................................         4,625,000        4,674,349
      MBIA Insured, 5.00%, 6/15/29 .............................................................         2,090,000        2,130,755
      MBIA Insured, 5.00%, 6/15/36 .............................................................        18,000,000       18,215,280
      Series A, MBIA Insured, 5.00%, 9/01/22 ...................................................         1,700,000        1,748,331
  University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
      12/01/24 .................................................................................         2,500,000        2,570,525
      12/01/31 .................................................................................        29,395,000       29,893,833


168 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
    2/15/35 ....................................................................................   $     8,730,000   $    9,368,250
  West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
    10/01/29 ...................................................................................         2,000,000        2,095,000
  Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 .........................................         1,220,000        1,248,719
                                                                                                                     ---------------
                                                                                                                        922,110,638
                                                                                                                     ---------------
  NEW YORK 6.0%
  Port Authority of New York and New Jersey Revenue,
      Consolidated, One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/34 ...............        10,000,000       10,259,800
      Consolidated, One Hundred Forty-Fourth Series, 5.00%, 10/01/29 ...........................        20,000,000       20,349,600
      Consolidated, One Hundred Ninth Series, FSA Insured, 5.375%, 7/15/27 .....................         2,500,000        2,526,375
      Consolidated, One Hundred Twenty-Fifth Series, FSA Insured, 5.00%, 4/15/32 ...............        23,950,000       24,558,330
      Consolidated, Refunding, One Hundred Thirty-Fifth Series, XLCA Insured, 5.00%,
        9/15/29 ................................................................................         3,900,000        3,995,121
      One Hundred Twentieth Series, MBIA Insured, 5.50%, 10/15/35 ..............................         5,000,000        5,057,700
      One Hundred Twenty-First Series, MBIA Insured, 5.375%, 10/15/35 ..........................         3,000,000        3,034,230
  Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
    International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ..................................         8,000,000        8,192,800
                                                                                                                     ---------------
                                                                                                                         77,973,956
                                                                                                                     ---------------
  PENNSYLVANIA 1.5%
  Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
      1/01/22 ..................................................................................         8,500,000        8,860,740
      1/01/26 ..................................................................................        10,000,000       10,413,100
                                                                                                                     ---------------
                                                                                                                         19,273,840
                                                                                                                     ---------------
  U.S. TERRITORIES 19.7%
  PUERTO RICO 18.8%
  Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...............................................        13,655,000       14,391,687
      Refunding, FSA Insured, 5.125%, 7/01/30 ..................................................         8,350,000        8,548,480
      Refunding, Series B, 5.00%, 7/01/35 ......................................................         5,000,000        4,911,150
      Series A, 5.00%, 7/01/29 .................................................................        10,000,000       10,050,900
      Series A, Pre-Refunded, 5.00%, 7/01/27 ...................................................        11,555,000       12,254,193
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 ........................................        10,000,000       10,877,400
      Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................................        10,000,000       10,703,300
      Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................         5,000,000        5,373,350
      Series D, Pre-Refunded, 5.25%, 7/01/38 ...................................................         5,000,000        5,346,000
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
    ETM, 5.50%, 10/01/32 .......................................................................         1,000,000        1,057,140
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
      5.00%, 7/01/37 ...........................................................................         8,000,000        7,974,800
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ....................................        13,000,000       13,187,330


                                                         Semiannual Report | 169

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Electric Power Authority Power Revenue,
      Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................................   $    18,000,000   $   19,396,620
      Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ....................................        46,440,000       50,015,416
      Series TT, 5.00%, 7/01/32 ................................................................        20,000,000       19,998,600
      Series TT, 5.00%, 7/01/37 ................................................................        17,925,000       17,868,536
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..................         1,000,000        1,010,150
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 .....................................................         6,830,000        6,990,915
      Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................        18,170,000       19,485,326
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 .................................................         5,000,000        5,243,450
                                                                                                                     ---------------
                                                                                                                        244,684,743
                                                                                                                     ---------------
  VIRGIN ISLANDS 0.9%
  Virgin Islands PFAR,
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........................         5,000,000        4,715,100
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .......................         2,500,000        2,550,675
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......................         3,045,000        3,099,353
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .......................         2,000,000        2,030,460
                                                                                                                     ---------------
                                                                                                                         12,395,588
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        257,080,331
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,259,053,912) ............................................                      1,290,855,505
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 0.0% a
  MUNICIPAL BONDS 0.0% a
  NEW JERSEY 0.0% a
b New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
    and Put, 3.82%, 9/01/31 ....................................................................           200,000          200,000
                                                                                                                     ---------------
  NEW YORK 0.0% a
b Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.88%, 5/01/19 ...............................................           100,000          100,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $300,000) .................................................                            300,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,259,353,912) 99.0% ................................................                      1,291,155,505
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                         12,425,642
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $1,303,581,147
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a Rounds to less than 0.1% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


170 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN OREGON TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       AUGUST 31, 2007                     YEAR ENDED FEBRUARY 28,
CLASS A                                                  (UNAUDITED)           2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $   11.93      $   11.89   $   11.90   $   11.95   $   11.69   $   11.52
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................            0.24           0.48        0.50        0.52        0.54        0.53
   Net realized and unrealized gains (losses) ......           (0.32)          0.04          --       (0.04)       0.24        0.18
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           (0.08)          0.52        0.50        0.48        0.78        0.71
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......           (0.24)         (0.48)      (0.51)      (0.53)      (0.52)      (0.54)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................              -- e           -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $   11.61      $   11.93   $   11.89   $   11.90   $   11.95   $   11.69
                                                       =============================================================================

Total return c .....................................           (0.64)%         4.53%       4.28%       4.15%       6.87%       6.32%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................            0.64%          0.65%       0.66%       0.65%       0.65%       0.65%
Net investment income ..............................            4.15%          4.19%       4.20%       4.40%       4.62%       4.63%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $ 709,763      $ 686,892   $ 625,326   $ 570,324   $ 554,871   $ 559,531
Portfolio turnover rate ............................            5.17%          4.86%       4.96%      10.45%       4.82%       8.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 171

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND

                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)           2007        2006        2005        2004 f      2003
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $   12.05      $   12.00   $   12.01   $   12.06   $   11.79   $   11.61
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................            0.21           0.43        0.44        0.46        0.48        0.48
   Net realized and unrealized gains (losses) ......           (0.32)          0.04       (0.01)      (0.05)       0.25        0.18
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           (0.11)          0.47        0.43        0.41        0.73        0.66
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......           (0.21)         (0.42)      (0.44)      (0.46)      (0.46)      (0.48)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................              -- e           -- e        -- e        -- e        --          --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $   11.73      $   12.05   $   12.00   $   12.01   $   12.06   $   11.79
                                                       =============================================================================

Total return c .....................................           (0.91)%         3.99%       3.66%       3.55%       6.30%       5.79%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................................            1.19%          1.20%       1.21%       1.20%       1.22%       1.17%
Net investment income ..............................            3.60%          3.64%       3.65%       3.85%       4.05%       4.11%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $  93,674      $  91,743   $  84,268   $  75,266   $  80,108   $  75,491
Portfolio turnover rate ............................            5.17%          4.86%       4.96%      10.45%       4.82%       8.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the year ended February 29.


172 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.8%
  MUNICIPAL BONDS 97.8%
  OREGON 83.2%
  Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ...........................    $    1,550,000    $    1,626,539
  Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, Pre-Refunded,
       5.00%, 6/01/22 .........................................................................         5,000,000         5,311,800
  Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
     Refunding,
       5.20%, 10/01/17 ........................................................................         4,000,000         4,067,840
       5.125%, 10/01/28 .......................................................................         4,500,000         4,514,400
  Clackamas County Hospital Facility Authority Revenue,
       Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 .............................         2,125,000         2,117,477
       Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 .............................         1,000,000           952,200
       Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ......................................         2,500,000         2,587,300
       Willamette Falls Hospital Project, 6.00%, 4/01/19 ......................................         1,000,000         1,021,260
       Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ...............................           500,000           503,705
       Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ...............................         1,500,000         1,516,350
  Clackamas County School District No. 7J Lake Oswego GO,
       MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .............................................         5,000,000         5,230,100
       Refunding, FSA Insured, 5.25%, 6/01/25 .................................................         3,075,000         3,319,247
  Clackamas County School District No. 12 North Clackamas GO, Series A, FSA Insured, 4.75%,
     6/15/31 ..................................................................................         7,385,000         7,363,583
  Clackamas County School District No. 86 GO,
       Canby, 5.25%, 6/15/20 ..................................................................         3,000,000         3,120,690
       Canby, FSA Insured, 5.00%, 6/15/23 .....................................................         1,000,000         1,036,430
       FSA Insured, 5.00%, 6/15/25 ............................................................         1,000,000         1,032,440
       FSA Insured, 5.00%, 6/01/26 ............................................................        10,000,000        10,442,400
  Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
     6/15/25 ..................................................................................         5,000,000         5,232,300
  Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 .....................         2,315,000         2,081,324
  Columbia Gorge Community College District GO, MBIA Insured, 5.00%, 6/15/22 ..................         1,000,000         1,035,090
  Coos County School District No. 13 GO, FSA Insured,
       5.00%, 6/15/22 .........................................................................            55,000            56,548
       Pre-Refunded, 5.00%, 6/15/22 ...........................................................         2,465,000         2,605,135
  Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
     12/15/20 .................................................................................         2,750,000         2,894,265
  Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC Insured,
     5.00%, 6/15/21 ...........................................................................         1,000,000         1,037,740
  Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
     Pre-Refunded, 5.125%, 6/15/21 ............................................................         3,500,000         3,677,905
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
     11/01/21 .................................................................................         1,000,000         1,053,610
  Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 ......................         1,190,000         1,255,736
  High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ....................         1,010,000           981,902
  Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 .................................................         5,360,000         5,485,746
  Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
     Radian Insured, 5.375%,
       10/01/26 ...............................................................................         2,000,000         2,040,520
       10/01/31 ...............................................................................         2,000,000         1,974,660


                                                         Semiannual Report | 173

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Jackson County or Airport Revenue, Series A, XLCA Insured, 5.25%,
       12/01/27 ...............................................................................    $    1,000,000    $    1,041,740
       12/01/32 ...............................................................................         1,000,000         1,030,270
       12/01/37 ...............................................................................         1,475,000         1,513,675
  Jackson County School District No. 4 GO, FSA Insured,
       5.00%, 6/15/20 .........................................................................         1,450,000         1,488,005
       Pre-Refunded, 5.00%, 6/15/20 ...........................................................           550,000           575,553
  Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
     6/15/20 ..................................................................................         2,155,000         2,210,082
  Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
       6/15/20 ................................................................................         1,680,000         1,758,053
       6/15/21 ................................................................................         1,500,000         1,569,690
  Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
       Pre-Refunded, 6.25%, 9/01/31 ...........................................................         3,290,000         3,682,036
       Refunding, 6.25%, 9/01/31 ..............................................................         1,960,000         2,026,072
       Refunding, Assured Guaranty, 5.00%, 9/01/36 ............................................         5,000,000         5,065,000
  Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
     FSA Insured, 4.75%, 6/15/25 ..............................................................         3,510,000         3,547,136
  Lane County Metropolitan Wastewater Management Commission Revenue, FGIC Insured, 4.75%,
     11/01/26 .................................................................................         1,615,000         1,617,277
  Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ...................         5,150,000         5,218,340
  Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
       6/15/27 ................................................................................         5,580,000         2,037,258
       6/15/28 ................................................................................         2,000,000           689,720
       6/15/29 ................................................................................         1,925,000           626,703
  Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ........         5,700,000         5,885,193
  Lebanon GO, AMBAC Insured, 5.00%,
       6/01/25 ................................................................................         1,635,000         1,692,258
       6/01/27 ................................................................................         1,675,000         1,724,346
  Linn County Community School District No. 9 GO,
       Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ....................................         1,155,000         1,260,151
       Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ....................................         9,495,000        10,383,827
       MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ............................................         5,000,000         5,224,250
  Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
     6/15/29 ..................................................................................         1,000,000         1,046,460
  Medford Hospital Facilities Authority Revenue, Asante Health System,
       Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 ......................................         2,570,000         2,618,033
       Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 ......................................         1,715,000         1,734,242
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 ...................................         3,585,000         3,665,125
  Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
     4/01/25 ..................................................................................         2,000,000         2,059,780
  Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
     6/01/35 ..................................................................................         3,220,000         3,266,626
  Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
     12/01/20 .................................................................................         3,490,000         3,631,415


174 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
     Pre-Refunded, 5.00%, 6/15/21 .............................................................    $    5,000,000    $    5,232,300
  Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation,
     AMBAC Insured, zero cpn., 6/01/16 ........................................................         2,260,000         1,559,603
  Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
     Project, 5.20%, 12/01/24 .................................................................         5,000,000         5,005,500
  Oak Lodge Water District GO, AMBAC Insured,
       7.40%, 12/01/08 ........................................................................           215,000           216,909
       7.50%, 12/01/09 ........................................................................           215,000           216,954
  Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ....................         3,745,000         3,861,919
  Oregon Health and Science University Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 ............        11,480,000         6,081,415
       Series A, MBIA Insured, 5.00%, 7/01/32 .................................................        24,750,000        25,117,785
  Oregon State Department of Administrative Services COP,
       FSA Insured, 4.625%, 5/01/30 ...........................................................         7,795,000         7,660,224
       Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .....................................        10,000,000        10,143,200
       Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .....................................         7,500,000         7,668,150
       Refunding, Series B, FSA Insured, 5.00%, 5/01/21 .......................................         1,930,000         1,997,203
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..................................         2,000,000         2,132,840
       Series A, FSA Insured, 5.00%, 5/01/23 ..................................................         2,695,000         2,770,756
       Series B, FGIC Insured, 5.00%, 11/01/30 ................................................        19,100,000        19,509,313
  Oregon State Department of Administrative Services Lottery Revenue, Oregon Administration,
     Lottery, Series A, FSA Insured, 5.00%,
       4/01/25 ................................................................................         5,000,000         5,172,850
       4/01/27 ................................................................................         4,000,000         4,116,360
  Oregon State Department of Transportation Highway User Tax Revenue,
       Refunding, Series A, 5.00%, 11/15/25 ...................................................         1,295,000         1,330,328
       Refunding, Series A, 5.00%, 11/15/29 ...................................................         3,330,000         3,396,267
       senior lien, Series A, 4.50%, 11/15/32 .................................................        20,000,000        19,070,800
       Series A, 5.00%, 11/15/28 ..............................................................        15,000,000        15,326,100
       Series A, 5.00%, 11/15/31 ..............................................................        15,540,000        15,872,090
       Series A, Pre-Refunded, 5.125%, 11/15/23 ...............................................         5,000,000         5,336,050
       Series A, Pre-Refunded, 5.125%, 11/15/26 ...............................................        14,200,000        15,154,382
a Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ...............         7,910,000         7,913,559
  Oregon State Facilities Authority Revenue,
       Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 ......         3,660,000         3,707,031
       Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 .....         5,210,000         5,317,326
  Oregon State GO,
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 .................................           910,000           912,157
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 .................................           455,000           455,846
       Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 ................................         1,435,000         1,440,381
       Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 .................................         3,205,000         2,902,031
       Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 .................................         1,410,000         1,412,538
       Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 .................................         2,015,000         2,017,257
       Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 .................................           335,000           335,422


                                                         Semiannual Report | 175

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Oregon State GO, (continued)
       State Board of Higher Education, Baccalaureate, Series A, Pre-Refunded, 5.00%,
       8/01/27 .................................................................................   $    6,000,000    $    6,130,980
       State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ....................        1,705,000         1,750,830
       State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ....................        7,745,000         7,930,803
       State Board of Higher Education, Series A, 5.00%, 8/01/31 ...............................        2,695,000         2,768,951
       State Board of Higher Education, Series A, 5.00%, 8/01/36 ...............................        2,715,000         2,775,572
       State Board of Higher Education, Series A, 5.00%, 8/01/37 ...............................        5,555,000         5,676,710
       State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 .................        8,000,000         8,352,960
       State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 .................        2,000,000         2,084,600
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 .................        2,000,000         2,095,900
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 .................        6,000,000         6,433,800
       Veteran's Welfare, Series 77, 5.30%, 10/01/29 ...........................................        1,835,000         1,847,625
       Veteran's Welfare, Series A, 5.70%, 10/01/32 ............................................        2,480,000         2,493,888
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
       Peacehealth, AMBAC Insured, 5.00%, 11/15/26 .............................................        5,500,000         5,612,970
       Reed College Project, Series A, 5.75%, 7/01/32 ..........................................       10,735,000        11,341,742
  Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
     7/01/31 ...................................................................................        5,000,000         5,074,350
  Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
       Series A, 6.35%, 7/01/14 ................................................................          465,000           468,334
       Series A, 6.40%, 7/01/18 ................................................................          245,000           241,950
       Series A, 6.45%, 7/01/26 ................................................................          620,000           611,233
       Series C, 6.20%, 7/01/15 ................................................................          500,000           500,360
       Series C, 6.40%, 7/01/26 ................................................................          275,000           271,098
       Series D, 6.80%, 7/01/27 ................................................................          430,000           430,146
       Series H, FHA Insured, 5.75%, 7/01/30 ...................................................        1,555,000         1,568,622
  Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
     5.80%, 6/15/20 ............................................................................        1,985,000         2,096,100
  Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .............................          945,000           948,033
  Port of Portland International Airport Revenue, Portland International Airport,
       Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 .......................................        3,000,000         3,030,510
       Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ...................................        2,800,000         3,148,292
       Series 12C, FGIC Insured, 5.00%, 7/01/18 ................................................        1,500,000         1,528,200
       Series A, AMBAC Insured, 5.50%, 7/01/24 .................................................       22,000,000        22,648,340
  Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 .........        3,600,000         3,615,624
  Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
       6/01/20 .................................................................................        7,185,000         7,502,864
       6/01/21 .................................................................................        6,290,000         6,568,270
  Portland GO,
       Central City Streetcar Project, Series A, 4.75%, 4/01/21 ................................        3,600,000         3,620,448
       Limited Tax, Series A, 5.00%, 4/01/18 ...................................................        1,000,000         1,005,850
       Limited Tax, Series A, 5.00%, 6/01/24 ...................................................       10,000,000        10,244,900
       Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ....................................        6,315,000         6,481,337
       Limited Tax, Series B, zero cpn., 6/01/21 ...............................................        1,000,000           528,920


176 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Portland Housing Authority MFR,
       Berry Ridge Project, Pre-Refunded, 6.30%, 5/01/29 .......................................   $    1,500,000    $    1,524,255
       Housing, Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ...............        2,000,000         2,046,800
  Portland MFR,
       Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 .................................        1,000,000         1,006,490
       Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ............        3,175,000         3,222,815
  Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
     5.00%, 6/15/21 ............................................................................        3,000,000         3,098,490
  Portland Sewer System Revenue,
       first lien, Series A, FSA Insured, 5.00%, 10/01/24 ......................................        6,235,000         6,414,256
       second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ...........................        2,500,000         2,562,425
       second lien, Series B, MBIA Insured, 5.00%, 6/15/28 .....................................        5,105,000         5,232,217
  Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A,
     FGIC Insured, 5.00%,
       6/15/24 .................................................................................        1,295,000         1,335,287
       6/15/25 .................................................................................        2,385,000         2,456,049
  Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
     AMBAC Insured, 5.50%, 6/15/20 .............................................................        3,000,000         3,144,690
  Portland Water System Revenue,
       MBIA Insured, 4.50%, 10/01/27 ...........................................................        1,000,000           972,900
       MBIA Insured, 4.50%, 10/01/28 ...........................................................        3,895,000         3,716,181
       second lien, Series A, MBIA Insured, 4.375%, 10/01/25 ...................................        3,415,000         3,264,706
  Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ...........................................        1,260,000         1,282,541
  Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%,
       8/15/27 .................................................................................       11,000,000        11,094,380
       8/15/36 .................................................................................       27,000,000        26,917,110
  Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ........................        9,500,000         9,715,270
  Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 .....................        1,100,000         1,128,380
  Sunrise Water Authority Water Revenue, sub. lien,
       Series B, XLCA Insured, 5.00%, 9/01/25 ..................................................        1,160,000         1,187,608
       XLCA Insured, 5.00%, 3/01/25 ............................................................        1,660,000         1,692,171
  Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, FSA Insured,
     5.00%, 6/15/25 ............................................................................        1,560,000         1,605,443
  Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light
  Rail,
     Series 1, Pre-Refunded, 5.65%, 6/01/29 ....................................................       14,080,000        14,684,032
  Washington and Clackamas Counties School District Tigard-Tualatin No. 23J GO, MBIA Insured,
    Pre-Refunded, 5.00%, 6/15/22 ...............................................................        7,000,000         7,397,950
  Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,
      Series A, MBIA Insured, zero cpn., 6/15/27 ...............................................        3,500,000         1,265,600
      Series A, MBIA Insured, zero cpn., 6/15/28 ...............................................        2,960,000         1,012,557
      Series A, MBIA Insured, zero cpn., 12/15/31 ..............................................        3,515,000           984,833
      Series B, MBIA Insured, 4.50%, 12/15/31 ..................................................        2,900,000         2,732,235
  Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
    10/01/19 ...................................................................................        3,905,000         4,025,118
  Washington County GO, Obligations, Refunding,
      5.00%, 6/01/24 ...........................................................................        3,680,000         3,828,709
      4.375%, 6/01/26 ..........................................................................        1,000,000           959,740


                                                         Semiannual Report | 177

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 .........   $    4,155,000    $    4,389,425
  Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
     10/01/10 ..................................................................................          470,000           470,813
  Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
     5.60%, 4/01/20 ............................................................................        1,000,000         1,040,200
  Yamhill County School District No. 40 GO, McMinnville School District, FSA Insured, 5.00%,
     6/15/28 ...................................................................................        4,000,000         4,108,720
                                                                                                                     ---------------
                                                                                                                        668,378,912
                                                                                                                     ---------------
  U.S. TERRITORIES 14.6%
  PUERTO RICO 13.6%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
     5.625%, 5/15/43 ...........................................................................       10,000,000         9,721,900
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 ..........................................................................       10,000,000        10,050,900
       5.125%, 7/01/31 .........................................................................        9,885,000         9,957,556
       Pre-Refunded, 5.00%, 7/01/27 ............................................................       10,000,000        10,605,100
       Pre-Refunded, 5.125%, 7/01/31 ...........................................................        5,115,000         5,381,645
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 5.50%, 7/01/36 ..............................................................       13,000,000        14,498,250
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................       10,000,000        10,746,700
  Puerto Rico Electric Power Authority Power Revenue,
       Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ...................................        9,150,000         9,830,851
       Series II, Pre-Refunded, 5.25%, 7/01/31 .................................................       12,000,000        12,931,080
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...................................       10,000,000        10,769,900
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.50%, 8/01/29 ............................................................        3,715,000         3,981,291
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
         Pre-Refunded, 5.50%, 8/01/29 ..........................................................        1,285,000         1,371,725
                                                                                                                     ---------------
                                                                                                                        109,846,898
                                                                                                                     ---------------
  VIRGIN ISLANDS 1.0%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 ................................................................................        1,635,000         1,668,142
       10/01/18 ................................................................................        2,400,000         2,442,840
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 .................................................................................        2,500,000         2,467,425
       7/01/21 .................................................................................        1,400,000         1,370,376
                                                                                                                     ---------------
                                                                                                                          7,948,783
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                        117,795,681
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $766,266,315) ..............................................                        786,174,593
                                                                                                                     ---------------


178 | Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.0%
  MUNICIPAL BONDS 1.0%
  OREGON 0.5%
b Multnomah County Hospital Facilities Authority Revenue, Holladay Park Plaza Project,
     Refunding, Daily VRDN and Put, 3.97%, 11/15/33 ............................................   $    1,900,000    $    1,900,000
b Oregon Health and Science University Revenue, Special Oshu Medical Group Project, Series A,
     Weekly VRDN and Put, 3.97%, 7/01/33 .......................................................        1,500,000         1,500,000
b Oregon State GO, Series 73F, Weekly VRDN and Put, 3.90%, 12/01/17 ............................          600,000           600,000
                                                                                                                     ---------------
                                                                                                                          4,000,000
                                                                                                                     ---------------
  U.S. TERRITORIES 0.5%
  PUERTO RICO 0.5%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.73%, 12/01/15 ......................................................        2,000,000         2,000,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.90%, 7/01/28 ..............................        1,920,000         1,920,000
                                                                                                                     ---------------
  TOTAL U.S. TERRITORIES .......................................................................                          3,920,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,920,000) ...............................................                          7,920,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $774,186,315) 98.8% ..................................................                        794,094,593
  OTHER ASSETS, LESS LIABILITIES 1.2% ..........................................................                          9,342,671
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  803,437,264
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a See Note 8 regarding other considerations.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 179

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                     AUGUST 31,
                                                        2007                            YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)        2007         2006         2005           2004 f        2003
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............    $  10.47      $  10.44     $  10.48     $  10.62     $    10.51     $   10.29
                                                     -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................        0.22          0.44         0.46         0.47           0.47          0.50
   Net realized and unrealized gains (losses) ....       (0.29)         0.04        (0.04)       (0.15)          0.11          0.22
                                                     -------------------------------------------------------------------------------
Total from investment operations .................       (0.07)         0.48         0.42         0.32           0.58          0.72
                                                     -------------------------------------------------------------------------------
Less distributions from net investment income ....       (0.22)        (0.45)       (0.46)       (0.46)         (0.47)        (0.50)
                                                     -------------------------------------------------------------------------------
Redemption fees ..................................          -- e          -- e         -- e         -- e          --             --
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.18      $  10.47     $  10.44     $  10.48     $    10.62     $   10.51
                                                     ===============================================================================

Total return c ...................................       (0.66)%        4.71%        4.08%        3.19%          5.66%         7.23%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................        0.66%         0.66%        0.66%        0.66%          0.66%         0.66%
Net investment income ............................        4.23%         4.26%        4.37%        4.52%          4.51%         4.82%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $752,404      $747,279     $718,293     $693,804     $  732,998     $ 722,865
Portfolio turnover rate ..........................        9.91%         6.99%       13.07%        7.48%         17.63%         6.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


180 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,
                                                           2007                           YEAR ENDED FEBRUARY 28,
CLASS B                                                  (UNAUDITED)        2007        2006         2005         2004 f       2003
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................    $  10.51      $  10.47    $  10.51    $   10.65    $   10.54    $   10.31
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........................        0.19          0.39        0.40         0.41         0.42         0.44
   Net realized and unrealized gains (losses) ........       (0.30)         0.04       (0.04)       (0.14)        0.10         0.24
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................       (0.11)         0.43        0.36         0.27         0.52         0.68
                                                         ---------------------------------------------------------------------------
Less distributions from net investment income ........       (0.19)        (0.39)      (0.40)       (0.41)       (0.41)       (0.45)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................          -- e          -- e        -- e         -- e         --           --
                                                         ---------------------------------------------------------------------------
Net asset value, end of period .......................    $  10.21      $  10.51    $  10.47    $   10.51    $   10.65    $   10.54
                                                         ===========================================================================

Total return c .......................................       (1.03)%        4.22%       3.51%        2.61%        5.06%        6.74%

RATIOS TO AVERAGE NET ASSETS d
Expenses .............................................        1.21%         1.21%       1.21%        1.21%        1.21%        1.21%
Net investment income ................................        3.68%         3.71%       3.82%        3.97%        3.96%        4.27%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................    $ 40,295      $ 43,897    $ 47,623    $  51,913    $  50,112    $  36,575
Portfolio turnover rate ..............................        9.91%         6.99%      13.07%        7.48%       17.63%        6.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 181

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                             -----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                             AUGUST 31,
                                                                 2007                       YEAR ENDED FEBRUARY 28,
CLASS C                                                      (UNAUDITED)       2007        2006        2005        2004 f      2003
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................    $  10.55     $  10.51    $  10.56    $  10.69    $  10.58    $  10.35
                                                             -----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...............................        0.19         0.39        0.40        0.42        0.42        0.45
   Net realized and unrealized gains (losses) ............       (0.29)        0.04       (0.05)      (0.15)       0.10        0.23
                                                             -----------------------------------------------------------------------
Total from investment operations .........................       (0.10)        0.43        0.35        0.27        0.52        0.68
                                                             -----------------------------------------------------------------------
Less distributions from net investment income ............       (0.19)       (0.39)      (0.40)      (0.40)      (0.41)      (0.45)
                                                             -----------------------------------------------------------------------
Redemption fees ..........................................          -- e         -- e        -- e        -- e        --          --
                                                             -----------------------------------------------------------------------
Net asset value, end of period ...........................    $  10.26     $  10.55    $  10.51    $  10.56    $  10.69    $  10.58
                                                             =======================================================================

Total return c ...........................................      (0.93)%        4.19%       3.40%       2.69%       5.04%       6.71%

RATIOS TO AVERAGE NET ASSETS d
Expenses .................................................        1.21%        1.21%       1.21%       1.21%       1.23%       1.19%
Net investment income ....................................        3.68%        3.71%       3.82%       3.97%       3.94%       4.29%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................    $100,764     $100,495    $ 88,237    $ 79,551    $ 81,137    $ 74,605
Portfolio turnover rate ..................................        9.91%        6.99%      13.07%       7.48%      17.63%       6.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Ratios are annualized for periods less than one year.

e     Amount rounds to less than $0.01 per share.

f     For the year ended February 29.


182 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.9%
  MUNICIPAL BONDS 99.9%
  PENNSYLVANIA 93.0%
  Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
    Refunding, FGIC Insured, 5.75%, 1/01/18 ....................................................  $      1,000,000   $    1,038,460
  Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
    MBIA Insured, 5.00%, 1/01/19 ...............................................................         6,000,000        6,069,240
  Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .........................................         4,000,000        4,071,440
  Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 .............................         1,000,000        1,060,940
  Allegheny County Higher Education Building Authority University Revenue, Duquesne
    University, Series A, XLCA Insured, 5.00%,
       3/01/29 .................................................................................         5,000,000        5,111,000
       3/01/33 .................................................................................         6,630,000        6,749,274
  Allegheny County Hospital Development Authority Revenue,
       Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
         9/01/20 ...............................................................................        10,000,000       10,000,000
       Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 ..............         4,500,000        4,581,720
       Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ....................        10,000,000       11,026,300
  Allegheny County IDAR,
       County Guaranteed, Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 ...................         1,485,000        1,509,859
       County Guaranteed, Series B, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ................         7,515,000        7,972,964
       Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 .........................         2,000,000        2,036,620
       Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ........................        10,000,000       10,180,100
       Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 .........................         7,530,000        7,697,994
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ...................................         5,000,000        5,304,700
  Allegheny County Port Authority Special Revenue, Transportation,
       MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 .............................................        15,000,000       15,677,550
       Refunding, FGIC Insured, 5.00%, 3/01/25 .................................................        13,250,000       13,500,292
       Refunding, FGIC Insured, 5.00%, 3/01/29 .................................................        16,500,000       16,744,860
  Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
       Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ...................................           265,000          266,582
       Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ...................................         1,290,000        1,295,096
       Series II-2, GNMA Secured, 5.90%, 11/01/32 ..............................................           810,000          827,423
  Allegheny County Sanitation Authority Sewer Revenue,
       FGIC Insured, 5.00%, 12/01/37 ...........................................................        11,745,000       11,952,652
       Refunding, Series A, MBIA Insured, 5.00%, 12/01/30 ......................................         7,000,000        7,141,610
  Allegheny County, Notes, Series C-60, FSA Insured, 5.00%, 11/01/27 ...........................         3,000,000        3,091,410
  Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ...........................         1,550,000        1,586,394
  Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ....................         4,430,000        4,516,208
  Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 .................................         2,500,000        2,577,325
  Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 .............................................         6,000,000        6,074,820
  Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ............................................         3,675,000        3,741,076
  Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ....................         4,000,000        4,269,560
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .................         2,600,000        2,654,964
a Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36 ..................         6,000,000        6,074,040
  Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ...................................         1,830,000        1,863,288
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
       5.55%, 7/01/09 ..........................................................................         2,365,000        2,390,613
       5.60%, 7/01/10 ..........................................................................           600,000          606,180
       5.75%, 7/01/12 ..........................................................................         1,795,000        1,812,824


                                                         Semiannual Report | 183

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, (continued)
       5.75%, 7/01/17 ..........................................................................  $        700,000   $      703,654
       5.625%, 7/01/21 .........................................................................         1,500,000        1,505,655
  Council Rock School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/15/22 .......         5,180,000        5,445,320
  Cumberland County Municipal Authority College Revenue, Dickinson College,
       Association of Independent Colleges and Universities of Pennsylvania Financing
         Program, Series GG1, MBIA Insured, 5.00%, 5/01/34 .....................................         8,610,000        8,774,623
       Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ..................................         1,200,000        1,265,172
  Dauphin County General Authority Health System Revenue, Pinnacle Health, MBIA Insured,
    5.50%, 5/15/17 .............................................................................         1,015,000        1,026,480
  Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B,
    MBIA Insured, ETM, 6.25%, 7/01/16 ..........................................................         5,000,000        5,533,350
  Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ...........         1,000,000        1,004,830
  Delaware County Authority College Revenue,
       Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 ..........................         5,245,000        5,440,166
       Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 .............................         1,140,000        1,174,097
       Eastern College, Series C, 5.625%, 10/01/28 .............................................         2,210,000        2,212,674
       Haverford College, 5.75%, 11/15/29 ......................................................         3,500,000        3,717,980
       Haverford College, 6.00%, 11/15/30 ......................................................         1,750,000        1,877,453
  Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%,
    12/15/31 ...................................................................................         5,000,000        4,598,000
  Delaware County Authority Revenue,
       Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 ..................................         1,800,000        1,832,310
       Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 .....................        10,800,000       10,977,984
  Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
    6/01/29 ....................................................................................         2,000,000        2,084,380
  Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/28 ............................................................................         3,000,000        3,039,060
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ..............................................................         5,000,000        5,571,100
  Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
    11/01/35 ...................................................................................         6,000,000        6,079,560
  Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Refunding, Series B, 6.00%, 9/01/16 ........................................................          600,000          620,460
  Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .............................................         5,000,000        5,156,950
  Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .........................         3,000,000        3,180,180
  Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ................         3,610,000        3,704,907
  Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 .....................         4,455,000        4,467,741
  Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
    7/01/27 ....................................................................................         1,500,000        1,476,750
  Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
    11/01/29 ...................................................................................         1,250,000        1,277,825
  Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 .............         1,825,000        1,954,082
  Lancaster County Hospital Authority Revenue, Health Center,
       Masonic Homes Project, 5.00%, 11/01/31 ..................................................         3,000,000        2,929,890
       Willow Valley Retirement Project, 5.875%, 6/01/21 .......................................         1,000,000        1,028,730


184 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
a Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
       12/01/32 ................................................................................  $      1,700,000   $    1,723,001
       12/01/35 ................................................................................         2,500,000        2,527,775
  Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 ....................................         1,500,000        1,501,305
  Lehigh County General Purpose Authority Revenues,
       Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 ........         5,000,000        5,060,500
       Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ..........         4,000,000        4,020,600
       Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ...........         2,750,000        2,878,260
  Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .........................         1,000,000        1,008,270
  Lycoming County Authority College Revenue, Pennsylvania College of Technology,
       AMBAC Insured, 5.25%, 5/01/32 ...........................................................         5,030,000        5,150,468
       Refunding, AMBAC Insured, 5.35%, 7/01/26 ................................................         2,400,000        2,480,832
  Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ..............................................         2,000,000        2,040,500
  Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .....................         5,000,000        5,255,850
  Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
       5.00%, 1/01/27 ..........................................................................         1,000,000          928,520
       5.125%, 1/01/37 .........................................................................         2,000,000        1,834,240
       5.25%, 1/01/43 ..........................................................................         2,000,000        1,846,580
  Montgomery County GO, 5.00%, 9/15/22 .........................................................         3,335,000        3,429,147
  Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
    Project, Pre-Refunded, 6.75%,
       11/15/24 ................................................................................           400,000          428,800
       11/15/30 ................................................................................         1,000,000        1,072,000
  Montgomery County IDA Retirement Community Revenue,
       Acts Retirement Communities, Refunding, Series B, 5.00%, 11/15/22 .......................         1,000,000          958,810
       Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 ........         5,000,000        4,968,000
  Montour School District GO, FSA Insured, 5.00%, 4/01/32 ......................................         5,000,000        5,083,550
  Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
       5.70%, 12/01/13 .........................................................................         1,205,000        1,234,438
       5.75%, 12/01/17 .........................................................................           500,000          512,275
       5.75%, 12/01/27 .........................................................................         1,600,000        1,639,280
  Muhlenberg School District GO, Series AA, FGIC Insured,
       5.00%, 9/01/22 ..........................................................................         1,390,000        1,422,609
       Pre-Refunded, 6.00%, 9/01/23 ............................................................         4,000,000        4,262,720
  New Wilmington Municipal Authority College Revenue, Westminster College, Pre-Refunded,
    5.35%, 3/01/28 .............................................................................         2,250,000        2,267,595
  Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 ...............         5,000,000        5,299,800
  Northampton Boro Municipal Authority Water Revenue, MBIA Insured,
       5.00%, 5/15/34 ..........................................................................           445,000          452,561
       Pre-Refunded, 5.00%, 5/15/34 ............................................................         1,955,000        2,088,839
  Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
       4/01/30 .................................................................................         1,000,000        1,019,790
       4/01/31 .................................................................................         2,000,000        2,036,480
  Norwin School District GO,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..............................................         5,000,000        5,265,700
       FSA Insured, Pre-Refunded, 5.00%, 4/01/35 ...............................................         3,000,000        3,218,070
       Series A, MBIA Insured, 5.00%, 4/01/30 ..................................................         1,000,000        1,011,360
       Series B, MBIA Insured, Pre-Refunded, 5.00%, 4/01/31 ....................................         6,390,000        6,598,186


                                                         Semiannual Report | 185

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 .....................  $      2,835,000   $    2,916,053
  Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
    FGIC Insured, 5.00%, 6/01/33 ...............................................................         3,325,000        3,383,720
  Pennsylvania HFAR,
       Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25% thereafter,
         4/01/30 ...............................................................................         3,050,000        2,837,751
       SFM, Refunding, Series 63A, zero cpn., 4/01/30 ..........................................        10,885,000        2,888,226
       SFM, Refunding, Series 72A, 5.25%, 4/01/21 ..............................................         7,000,000        7,098,070
  Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
       Allegheny College, Series B, 6.125%, 11/01/13 ...........................................            90,000           90,154
       Drexel University, MBIA Insured, 5.75%, 5/01/22 .........................................         3,095,000        3,165,195
       Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 .................         2,500,000        2,628,375
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,Allegheny
    Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%, 11/15/21 ......        17,000,000       17,238,000
  Pennsylvania State Higher Educational Facilities Authority Revenue,
       Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ......................................         1,500,000        1,536,945
       Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37 ............................         5,000,000        5,100,100
       Drexel University, Series A, 5.00%, 5/01/20 .............................................         1,485,000        1,521,486
       Drexel University, Series A, 5.20%, 5/01/29 .............................................           750,000          767,978
       Philadelphia University, Refunding, 5.00%, 6/01/30 ......................................         2,295,000        2,148,877
       Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 .................         5,000,000        5,080,450
       State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 .................         3,140,000        3,175,953
       Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 .............         1,500,000        1,584,180
       Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 ..............................         5,000,000        5,133,050
       Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 ..............................        10,000,000       10,216,400
       Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ................         5,000,000        5,058,000
       University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 10/01/36 ....         8,315,000        8,435,900
       Widener University, 5.00%, 7/15/31 ......................................................           500,000          475,890
  Pennsylvania State Public School Building Authority Lease Revenue, School District of
    Philadelphia Project,
       FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ...............................................        37,170,000       39,487,921
       Refunding, Series B, FSA Insured, 5.00%, 6/01/26 ........................................         5,000,000        5,137,450
       Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ........................................         5,000,000        4,931,200
  Pennsylvania State Public School Building Authority Revenue,
       Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ...........................         1,000,000        1,024,960
       Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ............................         2,500,000        2,569,950
       Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%, 10/01/31 ....         1,000,000        1,049,860
  Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
       5.00%, 12/01/24 .........................................................................         1,655,000        1,697,649
       Pre-Refunded, 5.00%, 12/01/31 ...........................................................         5,000,000        5,335,950
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/28 .................................................................................        10,000,000       10,561,200
       7/15/31 .................................................................................        10,000,000       10,561,200
  Pennsylvania State Turnpike Commission Turnpike Revenue,
       Series A, AMBAC Insured, 5.00%, 12/01/34 ................................................         5,000,000        5,090,800
       Series R, AMBAC Insured, 5.00%, 12/01/26 ................................................         2,000,000        2,057,740
       Series R, AMBAC Insured, 5.00%, 12/01/30 ................................................        11,125,000       11,363,186


186 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pennsylvania State University Revenue, 5.00%, 9/01/35 ........................................  $      1,000,000   $    1,019,780
  Philadelphia Authority for IDR,
     a Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/25 ......         5,690,000        5,816,318
       Please Touch Museum Project, 5.25%, 9/01/36 .............................................         7,210,000        6,902,926
       Series B, AMBAC Insured, 5.25%, 7/01/31 .................................................         2,000,000        2,057,520
  Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ..........           935,000        1,091,678
  Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple
    University Health System, Refunding, Series A, 5.00%, 7/01/34 ..............................         5,000,000        4,464,950
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple University
    Hospital, Pre-Refunded, 5.875%, 11/15/23 ...................................................         5,000,000        5,070,000
  Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
    12/01/21 ...................................................................................         5,000,000        5,183,900
  Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ......................        12,000,000       12,341,760
  Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
       9/01/22 .................................................................................         3,250,000        3,344,380
       9/01/29 .................................................................................        13,000,000       13,369,980
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
    4/15/31 ....................................................................................        14,565,000       14,776,047
  Philadelphia School District GO,
       Series A, FGIC Insured, 5.00%, 6/01/34 ..................................................         7,625,000        7,852,759
       Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ....................................         8,000,000        8,384,560
       Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 ...................................         5,000,000        5,381,100
  Philadelphia Water and Wastewater Revenue, Series A,
       FGIC Insured, 5.00%, 11/01/31 ...........................................................         2,765,000        2,829,093
       FGIC Insured, Pre-Refunded, 5.00%, 11/01/31 .............................................           250,000          265,235
       FSA Insured, 5.00%, 7/01/28 .............................................................         5,000,000        5,110,050
       FSA Insured, 5.00%, 7/01/29 .............................................................        11,645,000       11,878,366
       FSA Insured, 5.00%, 7/01/35 .............................................................         4,500,000        4,569,570
  Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 ................................        12,485,000       12,678,892
  Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
    12/01/24 ...................................................................................         2,000,000        2,120,780
  Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ................         1,310,000        1,320,690
  Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 ..........................................         1,000,000        1,032,120
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ..............         1,015,000        1,138,566
  Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 .....................         8,870,000        9,390,225
  Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27 .....................         3,685,000        3,793,560
  Reading School District GO, FSA Insured, 5.00%, 1/15/36 ......................................        23,790,000       24,227,974
  Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.875%, 12/01/31 ...................................................           555,000          575,796
       Series A, Pre-Refunded, 5.875%, 12/01/31 ................................................         1,945,000        2,120,478
  Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ................         2,000,000        2,133,400
  Southcentral General Authority Revenue,
       Wellspan Health Obligated, MBIA Insured, ETM, 5.25%, 5/15/31 ............................         1,875,000        1,986,094
       Wellspan Health Obligated, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 ...................         8,125,000        8,635,331
       York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 ..................         2,090,000        2,112,196
  Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 .....         6,900,000        7,308,411
  Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 ...............................         5,025,000        5,155,348


                                                         Semiannual Report | 187

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  State Public School Building Authority College Revenue, Westmoreland County Community
    College, FGIC Insured, 5.25%, 10/15/22 .....................................................  $      2,170,000   $    2,258,536
  State Public School Building Authority School Revenue,
       Daniel Boone School District Project, MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 ........        10,000,000       10,607,600
       Northwestern School District Project, Series E, FGIC Insured, Pre-Refunded, 5.75%,
         1/15/19 ...............................................................................         3,000,000        3,083,160
  Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/28 ....................................................................................         2,000,000        2,011,000
  Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ..................................         2,915,000        3,007,551
  Upper St. Clair Township School District GO, FSA Insured, 5.00%, 7/15/28 .....................         1,000,000        1,016,750
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 .............................................................         2,200,000        2,272,930
  Washington County GO,
       Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27 .....................................         4,295,000        4,436,993
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27 ..................................           705,000          750,712
  West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
       9/01/19 .................................................................................         2,000,000        2,039,640
       9/01/20 .................................................................................         3,805,000        3,869,533
  Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
    3/01/37 ....................................................................................         4,500,000        4,192,065
  Wyoming Area School District GO, Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 ...........         5,005,000        5,147,893
                                                                                                                     ---------------
                                                                                                                        830,747,467
                                                                                                                     ---------------
  U.S. TERRITORIES 6.9%
  PUERTO RICO 6.4%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 ..........................................................................         4,000,000        4,020,360
       5.00%, 7/01/33 ..........................................................................        30,000,000       30,057,900
       Pre-Refunded, 5.00%, 7/01/27 ............................................................         5,000,000        5,302,550
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
    7/01/37 ....................................................................................         7,010,000        6,987,918
  Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ................         5,100,000        5,099,643
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 ..........         5,950,000        5,877,946
                                                                                                                     ---------------
                                                                                                                         57,346,317
                                                                                                                     ---------------
   VIRGIN ISLANDS 0.5%
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........         5,000,000        4,715,100
                                                                                                                     ---------------
   TOTAL U.S. TERRITORIES ......................................................................                         62,061,417
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $872,856,041) .............................................                        892,808,884
                                                                                                                     ---------------


188 | Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  PENNSYLVANIA 0.5%
b Allentown Commercial and IDAR, Diocese of Allentown, Daily VRDN and Put, 4.00%,
    12/01/29 ...................................................................................  $        995,000   $      995,000
b Chester County IDAR, Refunding, Daily VRDN and Put, 4.00%, 7/01/31 ...........................         1,250,000        1,250,000
b Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.97%,
    12/01/28 ...................................................................................         2,000,000        2,000,000
b York General Authority Pooled Financing Revenue, Sub Series A, AMBAC Insured, Weekly VRDN
    and Put, 3.97%, 9/01/26 ....................................................................           400,000          400,000
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,645,000) ...............................................                          4,645,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $877,501,041) 100.4% .................................................                        897,453,884
  OTHER ASSETS, LESS LIABILITIES (0.4)% ........................................................                         (3,990,672)
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $  893,463,212
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 190.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 189

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT -  Improvement Bond Act of 1915
ABAG     -  The Association of Bay Area Governments
ACA      -  American Capital Access Holdings Inc.
AD       -  Assessment District
AMBAC    -  American Municipal Bond Assurance Corp.
CDA      -  Community Development Authority/Agency
CDD      -  Community Development District
CDR      -  Community Development Revenue
CFD      -  Community Facilities District
CIFG     -  CDC IXIS Financial Guaranty
COP      -  Certificate of Participation
EDA      -  Economic Development Authority
EDC      -  Economic Development Corp.
EDR      -  Economic Development Revenue
ETM      -  Escrow to Maturity
FGIC     -  Financial Guaranty Insurance Co.
FHA      -  Federal Housing Authority/Agency
FNMA     -  Federal National Mortgage Association
FSA      -  Financial Security Assurance Inc.
GNMA     -  Government National Mortgage Association
GO       -  General Obligation
HDA      -  Housing Development Authority/Agency
HFA      -  Housing Finance Authority/Agency
HFAR     -  Housing Finance Authority Revenue
HFC      -  Housing Finance Corp.
HMR      -  Home Mortgage Revenue
ID       -  Improvement District
IDA      -  Industrial Development Authority/Agency
IDAR     -  Industrial Development Authority Revenue
IDB      -  Industrial Development Bond/Board
IDR      -  Industrial Development Revenue
IPC      -  Industrial Pollution Control
ISD      -  Independent School District
MAC      -  Municipal Assistance Corp.
MBIA     -  Municipal Bond Investors Assurance Corp.
MBS      -  Mortgage-Backed Security
MF       -  Multi-Family
MFH      -  Multi-Family Housing
MFHR     -  Multi-Family Housing Revenue
MFR      -  Multi-Family Revenue
MTA      -  Metropolitan Transit Authority
PBA      -  Public Building Authority
PCR      -  Pollution Control Revenue
PFAR     -  Public Financing Authority Revenue
PUD      -  Public Utility District
RDA      -  Redevelopment Agency/Authority
SF       -  Single Family
SFM      -  Single Family Mortgage
SFMR     -  Single Family Mortgage Revenue
SFR      -  Single Family Revenue
UHSD     -  Unified/Union High School District
USD      -  Unified/Union School District
XLCA     -  XL Capital Assurance


190 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2007 (unaudited)

                                                             ----------------------------------------------------------------
                                                                 FRANKLIN         FRANKLIN        FRANKLIN        FRANKLIN
                                                                 ARIZONA          COLORADO      CONNECTICUT        DOUBLE
                                                                 TAX-FREE         TAX-FREE        TAX-FREE        TAX-FREE
                                                               INCOME FUND      INCOME FUND     INCOME FUND     INCOME FUND
                                                             ----------------------------------------------------------------
Assets:
   Investments in securities:
      Cost ...............................................   $   992,928,913   $ 482,188,106   $ 365,789,532   $ 517,865,077
                                                             ================================================================
      Value ..............................................   $ 1,016,921,678   $ 492,932,450   $ 370,653,422   $ 524,911,888
   Cash ..................................................           386,453      11,223,493         161,337          96,661
   Receivables:
      Investment securities sold .........................                --       6,950,606              --              --
      Capital shares sold ................................         2,047,701       1,357,926         988,617       2,106,191
      Interest ...........................................        10,585,157       6,365,093       4,249,960       5,920,915
                                                             ----------------------------------------------------------------
         Total assets ....................................     1,029,940,989     518,829,568     376,053,336     533,035,655
                                                             ----------------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ....................                --      29,906,669              --              --
      Capital shares redeemed ............................         1,111,954         763,361         834,393         753,171
      Affiliates .........................................           535,430         276,795         225,467         309,492
      Distributions to shareholders ......................         1,313,405         609,418         417,336         638,588
   Accrued expenses and other liabilities ................           115,761          88,253          70,264          76,349
                                                             ----------------------------------------------------------------
         Total liabilities ...............................         3,076,550      31,644,496       1,547,460       1,777,600
                                                             ----------------------------------------------------------------
            Net assets, at value .........................   $ 1,026,864,439   $ 487,185,072   $ 374,505,876   $ 531,258,055
                                                             ================================================================
Net assets consist of:
   Paid-in capital .......................................   $ 1,027,187,502   $ 482,753,641   $ 374,421,587   $ 526,147,046
   Distributions in excess of net investment income ......          (542,026)       (349,622)       (296,513)       (406,027)
   Net unrealized appreciation (depreciation) ............        23,992,765      10,744,344       4,863,890       7,046,811
   Accumulated net realized gain (loss) ..................       (23,773,802)     (5,963,291)     (4,483,088)     (1,529,775)
                                                             ----------------------------------------------------------------
            Net assets, at value .........................   $ 1,026,864,439   $ 487,185,072   $ 374,505,876   $ 531,258,055
                                                             ================================================================


                                                        Semiannual Report |
The accompanying notes are an integral part of these financial statements.| 191

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                                  --------------------------------------------------------------
                                                                     FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN
                                                                     ARIZONA         COLORADO      CONNECTICUT        DOUBLE
                                                                     TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                                                   INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                                                  --------------------------------------------------------------
CLASS A:
   Net assets, at value .......................................   $ 946,071,916   $ 434,472,973   $ 319,738,790   $ 465,295,583
                                                                  ==============================================================
   Shares outstanding .........................................      87,742,824      37,153,830      29,623,566      39,872,502
                                                                  ==============================================================
   Net asset value per share a ................................   $       10.78   $       11.69   $       10.79   $       11.67
                                                                  ==============================================================
   Maximum offering price per share (net asset value
     per share / 95.75%) ......................................   $       11.26   $       12.21   $       11.27   $       12.19
                                                                  ==============================================================
CLASS B:
   Net assets, at value .......................................   $  18,833,401              --              --              --
                                                                  ==============================================================
   Shares outstanding .........................................       1,736,614              --              --              --
                                                                  ==============================================================
   Net asset value and maximum offering price per share a .....   $       10.84              --              --              --
                                                                  ==============================================================
CLASS C:
   Net assets, at value .......................................   $  61,959,122   $  52,712,099   $  54,767,086   $  65,962,472
                                                                  ==============================================================
   Shares outstanding .........................................       5,686,971       4,473,746       5,048,218       5,633,082
                                                                  ==============================================================
   Net asset value and maximum offering price per share a .....   $       10.89   $       11.78   $       10.85   $       11.71
                                                                  ==============================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


192 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                           -------------------------------------------------------------------------
                                                            FRANKLIN FEDERAL   FRANKLIN FEDERAL       FRANKLIN          FRANKLIN
                                                           INTERMEDIATE-TERM     LIMITED-TERM       HIGH YIELD         NEW JERSEY
                                                               TAX-FREE            TAX-FREE           TAX-FREE          TAX-FREE
                                                             INCOME FUND         INCOME FUND        INCOME FUND       INCOME FUND
                                                           -------------------------------------------------------------------------
Assets:
   Investments in securities:
      Cost .............................................   $     671,359,033   $     23,260,073   $ 5,860,968,901   $ 1,259,353,912
                                                           =========================================================================
      Value ............................................   $     676,417,594   $     23,226,951   $ 6,059,960,463   $ 1,291,155,505
   Cash ................................................              16,517             43,676           108,684            71,562
   Receivables:
      Investment securities sold .......................                  --                 --        12,789,656         7,986,924
      Capital shares sold ..............................           1,923,611            188,997         7,310,111         3,293,794
      Interest .........................................           7,446,659            169,438        88,550,583        14,215,722
      Affiliates .......................................                  --                546                --                --
                                                           -------------------------------------------------------------------------
         Total assets ..................................         685,804,381         23,629,608     6,168,719,497     1,316,723,507
                                                           -------------------------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ..................           6,780,826            770,017        67,300,834         7,583,977
      Capital shares redeemed ..........................           1,738,280             12,203        14,908,910         3,136,600
      Affiliates .......................................             365,243                 --         3,375,960           751,544
      Distributions to shareholders ....................             747,785             22,709         8,007,076         1,451,771
   Accrued expenses and other liabilities ..............             125,243              9,336         1,100,771           218,468
                                                           -------------------------------------------------------------------------
         Total liabilities .............................           9,757,377            814,265        94,693,551        13,142,360
                                                           -------------------------------------------------------------------------
            Net assets, at value .......................   $     676,047,004   $     22,815,343   $ 6,074,025,946   $ 1,303,581,147
                                                           =========================================================================
Net assets consist of:
   Paid-in capital .....................................   $     677,132,258   $     23,169,673   $ 6,330,410,561   $ 1,274,798,095
   Undistributed net investment income (distributions
     in excess of net investment income) ...............            (331,142)            27,013         5,944,435        (1,020,574)
   Net unrealized appreciation (depreciation) ..........           5,058,561            (33,122)      198,991,562        31,801,593
   Accumulated net realized gain (loss) ................          (5,812,673)          (348,221)     (461,320,612)       (1,997,967)
                                                           -------------------------------------------------------------------------
            Net assets, at value .......................   $     676,047,004   $     22,815,343   $ 6,074,025,946   $ 1,303,581,147
                                                           =========================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 193

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                           -------------------------------------------------------------------------
                                                            FRANKLIN FEDERAL   FRANKLIN FEDERAL      FRANKLIN           FRANKLIN
                                                           INTERMEDIATE-TERM     LIMITED-TERM        HIGH YIELD        NEW JERSEY
                                                                TAX-FREE           TAX-FREE           TAX-FREE          TAX-FREE
                                                              INCOME FUND         INCOME FUND       INCOME FUND        INCOME FUND
                                                           -------------------------------------------------------------------------
CLASS A:
   Net assets, at value ................................   $     647,421,329   $     22,815,343   $ 5,070,748,568   $ 1,070,597,144
                                                           =========================================================================
   Shares outstanding ..................................          57,578,709          2,297,471       480,954,988        90,260,977
                                                           =========================================================================
   Net asset value per share a .........................   $           11.24   $           9.93   $         10.54   $         11.86
                                                           =========================================================================
   Maximum offering price per share (net asset value
     per share / 97.75%, 97.75%, 95.75% and
     95.75%, respectively) .............................   $           11.50   $          10.16   $         11.01   $         12.39
                                                           =========================================================================
CLASS B:
   Net assets, at value ................................                  --                 --   $   171,863,715   $    65,967,874
                                                           =========================================================================
   Shares outstanding ..................................                  --                 --        16,191,088         5,530,058
                                                           =========================================================================
   Net asset value and maximum offering price
     per share a .......................................                  --                 --   $         10.61   $         11.93
                                                           =========================================================================
CLASS C:
   Net assets, at value ................................   $      28,625,675                 --   $   736,582,602   $   167,016,129
                                                           =========================================================================
   Shares outstanding ..................................           2,541,409                 --        69,082,401        13,964,867
                                                           =========================================================================
   Net asset value and maximum offering price
     per share a .......................................   $           11.26                 --   $         10.66   $         11.96
                                                           =========================================================================
ADVISOR CLASS:
   Net assets, at value ................................                  --                 --   $    94,831,061                --
                                                           =========================================================================
   Shares outstanding ..................................                  --                 --         8,977,342                --
                                                           =========================================================================
   Net asset value and maximum offering price
     per share a .......................................                  --                 --   $         10.56                --
                                                           =========================================================================


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


194 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2007 (unaudited)

                                                                                        ------------------------------
                                                                                           FRANKLIN       FRANKLIN
                                                                                           OREGON       PENNSYLVANIA
                                                                                          TAX-FREE        TAX-FREE
                                                                                         INCOME FUND     INCOME FUND
                                                                                        ------------------------------
Assets:
   Investments in securities:
      Cost ..........................................................................   $ 774,186,315   $ 877,501,041
                                                                                        ==============================
      Value .........................................................................   $ 794,094,593   $ 897,453,884
   Cash .............................................................................         166,669          98,873
   Receivables:
     Investment securities sold .....................................................       7,563,065              --
     Capital shares sold ............................................................       3,153,411       1,590,336
     Interest .......................................................................       8,905,110      13,420,827
                                                                                        ------------------------------
         Total assets ...............................................................     813,882,848     912,563,920
                                                                                        ------------------------------
Liabilities:
   Payables:
     Investment securities purchased ................................................       7,802,683      16,023,141
     Capital shares redeemed ........................................................       1,188,277       1,271,334
     Affiliates .....................................................................         443,714         522,585
     Distributions to shareholders ..................................................         878,650       1,097,473
   Accrued expenses and other liabilities ...........................................         132,260         186,175
                                                                                        ------------------------------
         Total liabilities ..........................................................      10,445,584      19,100,708
                                                                                        ------------------------------
            Net assets, at value ....................................................   $ 803,437,264   $ 893,463,212
                                                                                        ==============================
Net assets consist of:
   Paid-in capital ..................................................................   $ 789,969,809   $ 881,690,380
   Undistributed net investment income (distributions in excess of net investment
     income) ........................................................................         820,848        (807,513)
   Net unrealized appreciation (depreciation) .......................................      19,908,278      19,952,843
   Accumulated net realized gain (loss) .............................................      (7,261,671)     (7,372,498)
                                                                                        ------------------------------
            Net assets, at value ....................................................   $ 803,437,264   $ 893,463,212
                                                                                        ==============================
CLASS A:
   Net assets, at value .............................................................   $ 709,762,976   $ 752,404,188
                                                                                        ==============================
   Shares outstanding ...............................................................      61,124,286      73,934,192
                                                                                        ==============================
   Net asset value per share a ......................................................   $       11.61   $       10.18
                                                                                        ==============================
   Maximum offering price per share (net asset value per share / 95.75%) ............   $       12.13   $       10.63
                                                                                        ==============================
CLASS B:
   Net assets, at value .............................................................              --   $  40,294,591
                                                                                        ==============================
   Shares outstanding ...............................................................              --       3,946,124
                                                                                        ==============================
   Net asset value and maximum offering price per share a ...........................              --   $       10.21
                                                                                        ==============================
CLASS C:
   Net assets, at value .............................................................   $  93,674,288   $ 100,764,433
                                                                                        ==============================
   Shares outstanding ...............................................................       7,987,385       9,822,822
                                                                                        ==============================
   Net asset value and maximum offering price per share a ...........................   $       11.73   $       10.26
                                                                                        ==============================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                         Semiannual Report |
 The accompanying notes are an integral part of these financial statements.| 195

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS
for the six months ended August 31, 2007 (unaudited)

                                                             --------------------------------------------------------------
                                                                FRANKLIN       FRANKLIN         FRANKLIN        FRANKLIN
                                                                ARIZONA        COLORADO       CONNECTICUT        DOUBLE
                                                                TAX-FREE       TAX-FREE         TAX-FREE        TAX-FREE
                                                              INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                                             --------------------------------------------------------------
Investment income:
   Interest ..............................................   $  25,074,692   $  11,928,525   $   8,789,022   $  12,275,852
                                                             --------------------------------------------------------------
Expenses:
   Management fees (Note 3a) .............................       2,434,722       1,217,879         944,026       1,290,743
   Distribution fees: (Note 3c)
      Class A ............................................         474,206         217,334         153,657         226,659
      Class B ............................................          64,891              --              --              --
      Class C ............................................         198,907         170,607         177,067         206,137
   Transfer agent fees (Note 3e) .........................         192,373         123,756          92,381         154,390
   Custodian fees ........................................           6,952           3,643           2,644           3,232
   Reports to shareholders ...............................          26,317          16,021          11,339          19,201
   Registration and filing fees ..........................          12,492           9,864           7,775          23,493
   Professional fees .....................................          14,839          10,705          11,703          10,664
   Trustees' fees and expenses ...........................           3,496           1,800           1,398           1,842
   Other .................................................          23,031          18,758          16,961          16,182
                                                             --------------------------------------------------------------
         Total expenses ..................................       3,452,226       1,790,367       1,418,951       1,952,543
                                                             --------------------------------------------------------------
            Net investment income ........................      21,622,466      10,138,158       7,370,071      10,323,309
                                                             --------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .............        (337,628)          9,968         (50,482)       (536,896)
   Net change in unrealized appreciation (depreciation)
     on investments ......................................     (34,071,082)    (16,661,783)    (11,059,831)    (16,378,053)
                                                             --------------------------------------------------------------
Net realized and unrealized gain (loss) ..................     (34,408,710)    (16,651,815)    (11,110,313)    (16,914,949)
                                                             --------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations .......................................   $ (12,786,244)  $  (6,513,657)  $  (3,740,242)  $  (6,591,640)
                                                             ==============================================================


196 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2007 (unaudited)

                                                             ----------------------------------------------------------------------
                                                              FRANKLIN FEDERAL   FRANKLIN FEDERAL      FRANKLIN         FRANKLIN
                                                             INTERMEDIATE-TERM     LIMITED-TERM       HIGH YIELD       NEW JERSEY
                                                                  TAX-FREE           TAX-FREE          TAX-FREE         TAX-FREE
                                                                INCOME FUND         INCOME FUND      INCOME FUND       INCOME FUND
                                                             ----------------------------------------------------------------------
Investment income:
   Interest ..............................................   $      14,228,548   $        365,780   $  172,608,926   $  30,708,530
                                                             ----------------------------------------------------------------------
Expenses:
   Management fees (Note 3a) .............................           1,602,620             51,581       14,252,780       3,017,985
   Administrative fees (Note 3b) .........................                  --             20,632               --              --
   Distribution fees: (Note 3c)
      Class A ............................................             313,910             15,510        2,619,653         525,040
      Class B ............................................                  --                 --          638,599         224,987
      Class C ............................................              92,639                 --        2,479,455         537,951
   Transfer agent fees (Note 3e) .........................             231,235              7,942        1,801,654         337,210
   Custodian fees ........................................               4,739                148           47,294           9,210
   Reports to shareholders ...............................              25,131                860          266,810          47,420
   Registration and filing fees ..........................              60,804             14,600          160,689          15,123
   Professional fees .....................................              13,525              8,403           21,741          18,608
   Trustees' fees and expenses ...........................               2,921                 72           22,622           5,146
   Other .................................................              30,152              5,793          145,315          35,364
                                                             ----------------------------------------------------------------------
         Total expenses ..................................           2,377,676            125,541       22,456,612       4,774,044
         Expenses waived/paid by affiliates (Note 3f) ....                  --            (73,968)              --              --
                                                             ----------------------------------------------------------------------
            Net expenses .................................           2,377,676             51,573       22,456,612       4,774,044
                                                             ----------------------------------------------------------------------
               Net investment income .....................          11,850,872            314,207      150,152,314      25,934,486
                                                             ----------------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .............            (571,009)             5,658      (67,020,774)        (77,669)
   Net change in unrealized appreciation (depreciation)
     on investments ......................................         (11,993,869)            25,926     (219,830,572)    (37,152,385)
                                                             ----------------------------------------------------------------------
Net realized and unrealized gain (loss) ..................         (12,564,878)            31,584     (286,851,346)    (37,230,054)
                                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ........................................   $        (714,006)  $        345,791   $ (136,699,032)  $ (11,295,568)
                                                             ======================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 197

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2007 (unaudited)

                                                                     -------------------------------
                                                                       FRANKLIN         FRANKLIN
                                                                        OREGON         PENNSYLVANIA
                                                                       TAX-FREE          TAX-FREE
                                                                      INCOME FUND      INCOME FUND
                                                                     -------------------------------
Investment income:
   Interest ......................................................   $  19,039,836   $   22,047,671
                                                                     -------------------------------
Expenses:
   Management fees (Note 3a) .....................................       1,909,893        2,144,046
   Distribution fees: (Note 3c)
      Class A ....................................................         350,838          378,856
      Class B ....................................................              --          137,069
      Class C ....................................................         302,079          329,759
   Transfer agent fees (Note 3e) .................................         186,341          309,384
   Custodian fees ................................................           5,589            6,638
   Reports to shareholders .......................................          28,620           38,617
   Registration and filing fees ..................................           7,720            9,552
   Professional fees .............................................          25,569           15,489
   Trustees' fees and expenses ...................................           2,847            3,364
   Other .........................................................          17,227           26,385
                                                                     -------------------------------
         Total expenses ..........................................       2,836,723        3,399,159
                                                                     -------------------------------
         Net investment income ...................................      16,203,113       18,648,512
                                                                     -------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .....................        (904,566)         782,280
   Net change in unrealized appreciation (depreciation)
     on investments ..............................................     (20,492,773)     (26,360,440)
                                                                     -------------------------------
Net realized and unrealized gain (loss) ..........................     (21,397,339)     (25,578,160)
                                                                     -------------------------------
Net increase (decrease) in net assets resulting from operations ..   $  (5,194,226)  $   (6,929,648)
                                                                     ===============================


198 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                       ----------------------------------------------------------------------------
                                                                 FRANKLIN ARIZONA                       FRANKLIN COLORADO
                                                               TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       AUGUST 31, 2007        YEAR ENDED       AUGUST 31, 2007        YEAR ENDED
                                                         (UNAUDITED)      FEBRUARY 28, 2007     (UNAUDITED)      FEBRUARY 28, 2007
                                                       ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ........................   $     21,622,466   $      41,473,067   $     10,138,158   $      19,009,342
      Net realized gain (loss) from investments ....           (337,628)             16,102              9,968             455,753
      Net change in unrealized appreciation
        (depreciation) on investments ..............        (34,071,082)          5,981,067        (16,661,783)          2,701,363
                                                       ----------------------------------------------------------------------------
            Net increase (decrease) in net assets
              resulting from operations ............        (12,786,244)         47,470,236         (6,513,657)         22,166,458
                                                       ----------------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...................................        (20,499,043)        (38,507,587)        (9,207,283)        (17,382,896)
         Class B ...................................           (375,965)           (805,152)                --                  --
         Class C ...................................         (1,137,234)         (1,998,504)          (954,446)         (1,758,014)
                                                       ----------------------------------------------------------------------------
   Total distributions to shareholders .............        (22,012,242)        (41,311,243)       (10,161,729)        (19,140,910)
                                                       ----------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ...................................         49,311,421          37,344,539         22,879,437          41,205,476
         Class B ...................................         (1,551,523)         (1,379,950)                --                  --
         Class C ...................................          5,614,450           6,912,195          3,560,657           6,905,826
                                                       ----------------------------------------------------------------------------
   Total capital share transactions ................         53,374,348          42,876,784         26,440,094          48,111,302
                                                       ----------------------------------------------------------------------------
   Redemption fees .................................              1,417               1,518                  6                  71
                                                       ----------------------------------------------------------------------------
            Net increase (decrease) in net assets ..         18,577,279          49,037,295          9,764,714          51,136,921
Net assets:
   Beginning of period .............................      1,008,287,160         959,249,865        477,420,358         426,283,437
                                                       ----------------------------------------------------------------------------
   End of period ...................................   $  1,026,864,439   $   1,008,287,160   $    487,185,072   $     477,420,358
                                                       ============================================================================
Distributions in excess of net investment income
  included in net assets:
         End of period .............................   $       (542,026)  $        (152,250)  $       (349,622)  $        (326,051)
                                                       ============================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 199

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     -----------------------------------------------------------------------------
                                                             FRANKLIN CONNECTICUT                      FRANKLIN DOUBLE
                                                             TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      AUGUST 31, 2007      YEAR ENDED        AUGUST 31, 2007        YEAR ENDED
                                                        (UNAUDITED)     FEBRUARY 28, 2007      (UNAUDITED)      FEBRUARY 28, 2007
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
  Net investment income ..........................   $      7,370,071   $      13,829,456   $      10,323,309   $      18,317,764
  Net realized gain (loss) from investments ......            (50,482)            597,015            (536,896)            (39,264)
  Net change in unrealized appreciation
    (depreciation) on investments ................        (11,059,831)            759,714         (16,378,053)          3,955,304
                                                     -----------------------------------------------------------------------------
         Net increase (decrease) in net assets
           resulting from operations .............         (3,740,242)         15,186,185          (6,591,640)         22,233,804
                                                     -----------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ....................................         (6,492,904)        (12,121,949)         (9,379,608)        (16,359,351)
      Class C ....................................           (983,492)         (1,801,317)         (1,132,496)         (2,044,822)
                                                     -----------------------------------------------------------------------------
  Total distributions to shareholders ............         (7,476,396)        (13,923,266)        (10,512,104)        (18,404,173)
                                                     -----------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ....................................         24,026,013          29,805,787          51,846,691          54,608,839
      Class C ....................................          3,813,358           6,840,808           9,253,114           2,406,222
                                                     -----------------------------------------------------------------------------
  Total capital share transactions ...............         27,839,371          36,646,595          61,099,805          57,015,061
                                                     -----------------------------------------------------------------------------
  Redemption fees ................................              2,134                 200                 432               4,941
                                                     -----------------------------------------------------------------------------
         Net increase (decrease) in net assets ...         16,624,867          37,909,714          43,996,493          60,849,633
Net assets:
  Beginning of period ............................        357,881,009         319,971,295         487,261,562         426,411,929
                                                     -----------------------------------------------------------------------------
  End of period ..................................   $    374,505,876   $     357,881,009   $     531,258,055   $     487,261,562
                                                     =============================================================================
Distributions in excess of net investment
  income included in net assets:
      End of period ..............................   $       (296,513)  $        (190,188)  $        (406,027)  $        (217,232)
                                                     =============================================================================


200 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     -----------------------------------------------------------------------------
                                                               FRANKLIN FEDERAL                       FRANKLIN FEDERAL
                                                               INTERMEDIATE-TERM                         LIMITED-TERM
                                                             TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      AUGUST 31, 2007      YEAR ENDED        AUGUST 31, 2007        YEAR ENDED
                                                        (UNAUDITED)     FEBRUARY 28, 2007      (UNAUDITED)      FEBRUARY 28, 2007
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................   $     11,850,872   $      21,571,807   $         314,207   $         609,910
    Net realized gain (loss) from investments ....           (571,009)           (331,035)              5,658            (289,453)
    Net change in unrealized appreciation
      (depreciation) on investments ..............        (11,993,869)          3,318,807              25,926             331,178
                                                     -----------------------------------------------------------------------------
         Net increase (decrease) in net assets
           resulting from operations .............           (714,006)         24,559,579             345,791             651,635
                                                     -----------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ....................................        (11,600,686)        (20,803,274)           (337,627)           (624,236)
      Class C ....................................           (446,057)           (906,501)                 --                  --
                                                     -----------------------------------------------------------------------------
  Total distributions to shareholders ............        (12,046,743)        (21,709,775)           (337,627)           (624,236)
                                                     -----------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ....................................         48,317,055          68,175,477           4,124,604          (7,353,306)
      Class C ....................................            683,254          (1,768,725)                 --                  --
                                                     -----------------------------------------------------------------------------
  Total capital share transactions ...............         49,000,309          66,406,752           4,124,604          (7,353,306)
                                                     -----------------------------------------------------------------------------
  Redemption fees ................................              6,330              17,577                  --               3,498
                                                     -----------------------------------------------------------------------------
         Net increase (decrease) in net assets ...         36,245,890          69,274,133           4,132,768          (7,322,409)
Net assets:
  Beginning of period ............................        639,801,114         570,526,981          18,682,575          26,004,984
                                                     -----------------------------------------------------------------------------
  End of period ..................................   $    676,047,004   $     639,801,114   $      22,815,343   $      18,682,575
                                                     =============================================================================
Undistributed net investment income (distributions
  in excess of net investment income) included in
  net assets:
      End of period ..............................   $       (331,142)  $        (135,271)  $          27,013   $          50,433
                                                     =============================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 201

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     -----------------------------------------------------------------------------
                                                              FRANKLIN HIGH YIELD                    FRANKLIN NEW JERSEY
                                                             TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      AUGUST 31, 2007      YEAR ENDED        AUGUST 31, 2007        YEAR ENDED
                                                        (UNAUDITED)     FEBRUARY 28, 2007      (UNAUDITED)      FEBRUARY 28, 2007
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................   $    150,152,314   $     298,956,421   $      25,934,486   $      47,795,245
    Net realized gain (loss) from investments ....        (67,020,774)          5,854,079             (77,669)            521,124
    Net change in unrealized appreciation
      (depreciation) on investments ..............       (219,830,572)        103,785,915         (37,152,385)          7,161,104
                                                     -----------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ..............       (136,699,032)        408,596,415         (11,295,568)         55,477,473
                                                     -----------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ....................................       (129,052,366)       (249,836,216)        (22,051,250)        (40,003,015)
      Class B ....................................         (4,212,054)         (9,809,693)         (1,259,372)         (2,775,587)
      Class C ....................................        (16,201,140)        (30,648,621)         (2,989,721)         (5,422,963)
      Advisor Class ..............................         (1,866,006)           (832,882)                 --                  --
                                                     ------------------------------------------------------------------------------
  Total distributions to shareholders ............       (151,331,566)       (291,127,412)        (26,300,343)        (48,201,565)
                                                     -----------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ....................................        (17,102,232)        159,947,392          94,542,071         108,761,479
      Class B ....................................        (34,492,293)        (29,738,908)         (4,209,833)         (6,495,109)
      Class C ....................................          9,055,592          52,433,727          13,126,416          18,310,768
      Advisor Class ..............................         45,306,598          52,178,163                  --                  --
                                                     -----------------------------------------------------------------------------
  Total capital share transactions ...............          2,767,665         234,820,374         103,458,654         120,577,138
                                                     -----------------------------------------------------------------------------
  Redemption fees ................................             14,327              16,656              12,851               2,923
                                                     -----------------------------------------------------------------------------
        Net increase (decrease) in net assets ....       (285,248,606)        352,306,033          65,875,594         127,855,969
Net assets:
  Beginning of period ............................      6,359,274,552       6,006,968,519       1,237,705,553       1,109,849,584
                                                     -----------------------------------------------------------------------------
  End of period ..................................   $  6,074,025,946   $   6,359,274,552   $   1,303,581,147   $   1,237,705,553
                                                     =============================================================================
Undistributed net investment income (distributions
  in excess of net investment income) included in
  net assets:
      End of period ..............................   $      5,944,435   $       7,123,687   $      (1,020,574)  $        (654,717)
                                                     =============================================================================


202 | The accompanying notes are an integral part of these financial statements.
    | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     -----------------------------------------------------------------------------
                                                                FRANKLIN OREGON                     FRANKLIN PENNSYLVANIA
                                                             TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      AUGUST 31, 2007      YEAR ENDED        AUGUST 31, 2007        YEAR ENDED
                                                        (UNAUDITED)     FEBRUARY 28, 2007      (UNAUDITED)      FEBRUARY 28, 2007
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................   $     16,203,113   $      30,311,156   $      18,648,512   $      36,094,954
    Net realized gain (loss) from investments ....           (904,566)            469,938             782,280           1,281,423
    Net change in unrealized appreciation
     (depreciation) on investments ...............        (20,492,773)          2,088,783         (26,360,440)          2,394,879
                                                     -----------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ..............         (5,194,226)         32,869,877          (6,929,648)         39,771,256
                                                     -----------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ....................................        (14,459,820)        (26,548,588)        (16,105,592)        (31,312,084)
      Class B ....................................                 --                  --            (781,068)         (1,698,161)
      Class C ....................................         (1,642,457)         (3,018,791)         (1,863,346)         (3,524,304)
                                                     -----------------------------------------------------------------------------
  Total distributions to shareholders ............        (16,102,277)        (29,567,379)        (18,750,006)        (36,534,549)
                                                     -----------------------------------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ....................................         41,682,482          58,650,149          26,722,039          26,319,729
      Class B ....................................                 --                  --          (2,399,879)         (3,838,588)
      Class C ....................................          4,414,341           7,088,064           3,149,313          11,798,972
                                                     -----------------------------------------------------------------------------
  Total capital share transactions ...............         46,096,823          65,738,213          27,471,473          34,280,113
                                                     -----------------------------------------------------------------------------
  Redemption fees ................................              1,844                 147                 453                 398
                                                     -----------------------------------------------------------------------------
        Net increase (decrease) in net assets ....         24,802,164          69,040,858           1,792,272          37,517,218
                                                     -----------------------------------------------------------------------------
Net assets:
  Beginning of period ............................        778,635,100         709,594,242         891,670,940         854,153,722
                                                     -----------------------------------------------------------------------------
  End of period ..................................   $    803,437,264   $     778,635,100   $     893,463,212   $     891,670,940
                                                     =============================================================================
Undistributed net investment income (distributions
  in excess of net investment income) included in
  net assets:
      End of period ..............................   $        820,848   $         720,012   $        (807,513)  $        (706,019)
                                                     =============================================================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 203

Franklin Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-five separate funds. All funds included in this report (the Funds) are diversified, except the Franklin Double Tax-Free Income Fund, which is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

----------------------------------------------------------------------------------------------------
CLASS A                                                   CLASS A, CLASS B & CLASS C
----------------------------------------------------------------------------------------------------
Franklin Federal Limited-Term Tax-Free Income Fund        Franklin Arizona Tax-Free Income Fund
                                                          Franklin New Jersey Tax-Free Income Fund
                                                          Franklin Pennsylvania Tax-Free Income Fund

----------------------------------------------------------------------------------------------------
CLASS A & CLASS C                                         CLASS A, CLASS B, CLASS C & ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Franklin Colorado Tax-Free Income Fund                    Franklin High Yield Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


204 | Semiannual Report

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                         Semiannual Report | 205

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                        ----------------------------------------------------------
                                            FRANKLIN ARIZONA              FRANKLIN COLORADO
                                                TAX-FREE                       TAX-FREE
                                              INCOME FUND                    INCOME FUND
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT          SHARES        AMOUNT
                                        ----------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2007
   Shares sold ......................     8,754,265   $   96,099,730    3,784,778   $  45,084,082
   Shares issued in reinvestment
      of distributions ..............     1,006,686       11,010,037      442,920       5,259,948
   Shares redeemed ..................    (5,283,020)     (57,798,346)  (2,311,577)    (27,464,593)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     4,477,931   $   49,311,421    1,916,121   $  22,879,437
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................    12,333,301   $  135,919,403    6,334,963   $  75,761,896
   Shares issued reinvestment
      of distributions ..............     1,854,336       20,431,487      808,412       9,666,464
   Shares redeemed ..................   (10,807,140)    (119,006,351)  (3,702,408)    (44,222,884)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     3,380,497   $   37,344,539    3,440,967   $  41,205,476
                                        ==========================================================


206 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        --------------------------------------------------------
                                            FRANKLIN ARIZONA               FRANKLIN COLORADO
                                                TAX-FREE                       TAX-FREE
                                               INCOME FUND                    INCOME FUND
                                        --------------------------------------------------------
                                          SHARES        AMOUNT           SHARES      AMOUNT
                                        --------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2007
   Shares sold ......................       30,154   $     334,729
   Shares issued in reinvestment
      of distributions ..............       19,639         216,182
   Shares redeemed ..................     (190,382)     (2,102,434)
                                        ---------------------------
   Net increase (decrease) ..........     (140,589)  $  (1,551,523)
                                        ===========================
Year ended February 28, 2007
   Shares sold ......................       55,977   $     619,656
   Shares issued in reinvestment
      of distributions ..............       44,020         487,639
   Shares redeemed ..................     (224,011)     (2,487,245)
                                        ---------------------------
   Net increase (decrease) ..........     (124,014)  $  (1,379,950)
                                        ===========================
CLASS C SHARES:
Six months ended August 31, 2007
   Shares sold ......................      922,611   $  10,221,039      735,847   $   8,832,151
   Shares issued in reinvestment
      of distributions ..............       62,509         690,582       52,328         625,897
   Shares redeemed ..................     (479,508)     (5,297,171)    (492,527)     (5,897,391)
                                        --------------------------------------------------------
   Net increase (decrease) ..........      505,612   $   5,614,450      295,648   $   3,560,657
                                        ========================================================
Year ended February 28, 2007
   Shares sold ......................    1,219,939   $  13,578,793    1,188,883   $  14,311,574
   Shares issued in reinvestment
      of distributions ..............      106,928       1,190,123       93,810       1,129,596
   Shares redeemed ..................     (706,916)     (7,856,721)    (709,009)     (8,535,344)
                                        --------------------------------------------------------
   Net increase (decrease) ..........      619,951   $   6,912,195      573,684   $   6,905,826
                                        ========================================================

                                        --------------------------------------------------------
                                          FRANKLIN CONNECTICUT             FRANKLIN DOUBLE
                                               TAX-FREE                       TAX-FREE
                                              INCOME FUND                    INCOME FUND
                                        --------------------------------------------------------
                                           SHARES       AMOUNT         SHARES        AMOUNT
                                        --------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2007
   Shares sold ......................    4,385,180   $  47,947,088    6,383,566   $  75,870,786
   Shares issued in reinvestment
      of distributions ..............      334,088       3,656,048      536,482       6,356,380
   Shares redeemed ..................   (2,517,997)    (27,577,123)  (2,561,519)    (30,380,475)
                                        --------------------------------------------------------
   Net increase (decrease) ..........    2,201,271   $  24,026,013    4,358,529   $  51,846,691
                                        ========================================================
Year ended February 28, 2007
   Shares sold ......................    5,809,929   $  64,043,710    8,160,497   $  97,082,744
   Shares issued in reinvestment
      of distributions ..............      611,177       6,743,520      895,194      10,646,518
   Shares redeemed ..................   (3,719,851)    (40,981,443)  (4,476,753)    (53,120,423)
                                        --------------------------------------------------------
   Net increase (decrease) ..........    2,701,255   $  29,805,787    4,578,938   $  54,608,839
                                        ========================================================


                                                         Semiannual Report | 207

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ----------------------------------------------------------
                                            FRANKLIN CONNECTICUT             FRANKLIN DOUBLE
                                                  TAX-FREE                      TAX-FREE
                                                 INCOME FUND                   INCOME FUND
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        ----------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2007
   Shares sold ......................       686,582   $    7,577,654    1,144,221   $  13,627,115
   Shares issued in reinvestment
      of distributions ..............        54,776          602,539       61,649         732,893
   Shares redeemed ..................      (396,873)      (4,366,835)    (430,493)     (5,106,894)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       344,485   $    3,813,358      775,377   $   9,253,114
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................     1,110,519   $   12,301,790    1,039,393   $  12,397,388
   Shares issued in reinvestment
      of distributions ..............        99,750        1,106,043      108,508       1,294,419
   Shares redeemed ..................      (592,040)      (6,567,025)    (945,437)    (11,285,585)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       618,229   $    6,840,808      202,464   $   2,406,222
                                        ==========================================================

                                        ---------------------------------------------------------
                                              FRANKLIN FEDERAL               FRANKLIN FEDERAL
                                         INTERMEDIATE-TERM TAX-FREE       LIMITED-TERM TAX-FREE
                                                 INCOME FUND                   INCOME FUND
                                        ---------------------------------------------------------
                                          SHARES          AMOUNT         SHARES         AMOUNT
                                        ---------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2007
   Shares sold ......................    10,242,750   $  115,637,647      854,057   $   8,465,563
   Shares issued in reinvestment
      of distributions ..............       670,881        7,570,350       26,036         258,140
   Shares redeemed ..................    (6,629,700)     (74,890,942)    (463,917)     (4,599,099)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     4,283,931   $   48,317,055      416,176   $   4,124,604
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................    16,784,533   $  190,605,644      759,028   $   7,518,682
   Shares issued in reinvestment
      of distributions ..............     1,213,516       13,779,788       51,961         514,763
   Shares redeemed ..................   (12,012,731)    (136,209,955)  (1,553,981)    (15,386,751)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     5,985,318   $   68,175,477     (742,992)  $  (7,353,306)
                                        ==========================================================
CLASS C SHARES:
Six months ended August 31, 2007
   Shares sold ......................       393,747   $    4,458,529
   Shares issued in reinvestment
      of distributions ..............        25,720          290,816
   Shares redeemed ..................      (359,565)      (4,066,091)
                                        -----------------------------
   Net increase (decrease) ..........        59,902   $      683,254
                                        =============================
Year ended February 28, 2007
   Shares sold ......................       540,019   $    6,149,457
   Shares issued in reinvestment
      of distributions ..............        53,346          606,627
   Shares redeemed ..................      (749,727)      (8,524,809)
                                        -----------------------------
   Net increase (decrease) ..........      (156,362)  $   (1,768,725)
                                        =============================


208 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ----------------------------------------------------------
                                            FRANKLIN HIGH YIELD            FRANKLIN NEW JERSEY
                                                  TAX-FREE                      TAX-FREE
                                                 INCOME FUND                   INCOME FUND
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES        AMOUNT
                                        ----------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2007
   Shares sold ......................    32,141,576   $  348,860,085   13,273,765   $ 159,679,890
   Shares issued in reinvestment
      of distributions ..............     6,614,519       71,500,251    1,089,380      13,075,676
   Shares redeemed ..................   (40,554,765)    (437,462,568)  (6,521,288)    (78,213,495)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........    (1,798,670)  $  (17,102,232)   7,841,857   $  94,542,071
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................    63,582,718   $  690,963,191   16,893,523   $ 204,068,722
   Shares issued in reinvestment
      of distributions ..............    12,516,618      136,066,513    1,965,859      23,742,079
   Shares redeemed ..................   (61,453,766)    (667,082,312)  (9,870,787)   (119,049,322)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........    14,645,570   $  159,947,392    8,988,595   $ 108,761,479
                                        ==========================================================
CLASS B SHARES:
Six months ended August 31, 2007
   Shares sold ......................       140,812   $    1,541,373       27,275   $     328,358
   Shares issued in reinvestment
      of distributions ..............       219,166        2,386,732       66,841         807,301
   Shares redeemed ..................    (3,528,072)     (38,420,398)    (441,569)     (5,345,492)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........    (3,168,094)  $  (34,492,293)    (347,453)  $  (4,209,833)
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................       335,266   $    3,661,866       76,036   $     920,327
   Shares issued in reinvestment
      of distributions ..............       504,017        5,512,457      148,092       1,797,779
   Shares redeemed ..................    (3,552,905)     (38,913,231)    (758,569)     (9,213,215)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........    (2,713,622)  $  (29,738,908)    (534,441)  $  (6,495,109)
                                        ==========================================================
CLASS C SHARES:
Six months ended August 31, 2007
   Shares sold ......................     6,191,314   $   67,867,923    2,247,960   $  27,303,378
   Shares issued in reinvestment
      of distributions ..............       878,678        9,603,362      156,969       1,899,840
   Shares redeemed ..................    (6,269,850)     (68,415,693)  (1,327,539)    (16,076,802)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........       800,142   $    9,055,592    1,077,390   $  13,126,416
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................    13,123,558   $  144,182,689    2,916,408   $  35,511,302
   Shares issued in reinvestment
      of distributions ..............     1,653,754       18,171,718      288,499       3,511,145
   Shares redeemed ..................   (10,018,868)    (109,920,680)  (1,703,406)    (20,711,679)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     4,758,444   $   52,433,727    1,501,501   $  18,310,768
                                        ==========================================================


                                                         Semiannual Report | 209

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        -----------------------------
                                             FRANKLIN HIGH YIELD
                                                  TAX-FREE
                                                 INCOME FUND
                                        -----------------------------
                                           SHARES         AMOUNT
                                        -----------------------------
ADVISOR CLASS SHARES:
Six months ended August 31, 2007
   Shares sold ......................     4,902,085   $   53,242,042
   Shares issued in reinvestment
      of distributions ..............        16,785          181,446
   Shares redeemed ..................      (745,858)      (8,116,890)
                                        -----------------------------
   Net increase (decrease) ..........     4,173,012   $   45,306,598
                                        =============================
Year ended February 28, 2007
   Shares sold ......................     4,984,655   $   54,644,355
   Shares issued in reinvestment
      of distributions ..............        10,808          118,284
   Shares redeemed ..................      (234,572)      (2,584,476)
                                        -----------------------------
   Net increase (decrease) ..........     4,760,891   $   52,178,163
                                        =============================

                                        ----------------------------------------------------------
                                             FRANKLIN OREGON              FRANKLIN PENNSYLVANIA
                                                 TAX-FREE                       TAX-FREE
                                                INCOME FUND                    INCOME FUND
                                        ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES        AMOUNT
                                        ----------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2007
   Shares sold ......................     5,953,225   $   69,941,897    5,842,403   $  60,396,350
   Shares issued in reinvestment
      of distributions ..............       832,343        9,757,160      935,623       9,638,655
   Shares redeemed ..................    (3,240,823)     (38,016,575)  (4,199,260)    (43,312,966)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     3,544,745   $   41,682,482    2,578,766   $  26,722,039
                                        ==========================================================
Year ended February 28, 2007
   Shares sold ......................     9,882,585   $  116,511,413    8,862,926   $  91,841,699
   Shares issued in reinvestment
      of distributions ..............     1,496,094       17,655,896    1,774,687      18,392,663
   Shares redeemed ..................    (6,405,345)     (75,517,160)  (8,095,507)    (83,914,633)
                                        ----------------------------------------------------------
   Net increase (decrease) ..........     4,973,334   $   58,650,149    2,542,106   $  26,319,729
                                        ==========================================================
CLASS B SHARES:
Six months ended August 31, 2007
   Shares sold ......................                                      16,700   $     174,342
   Shares issued in reinvestment
      of distributions ..............                                      46,302         478,694
   Shares redeemed ..................                                    (294,450)     (3,052,915)
                                                                       ---------------------------
   Net increase (decrease) ..........                                    (231,448)  $  (2,399,879)
                                                                       ===========================
Year ended February 28, 2007
   Shares sold ......................                                      33,596   $     348,631
   Shares issued in reinvestment
      of distributions ..............                                      97,958       1,018,383
   Shares redeemed ..................                                    (501,542)     (5,205,602)
                                                                       ---------------------------
   Net increase (decrease) ..........                                    (369,988)  $  (3,838,588)
                                                                       ===========================


210 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                              -------------------------------------------------------
                                                   FRANKLIN OREGON           FRANKLIN PENNSYLVANIA
                                                      TAX-FREE                      TAX-FREE
                                                     INCOME FUND                  INCOME FUND
                                              -------------------------------------------------------
                                                SHARES        AMOUNT        SHARES        AMOUNT
                                              -------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2007
   Shares sold ............................    1,081,669   $ 12,831,283      927,334   $   9,647,277
   Shares issued in reinvestment
     of distributions .....................       89,990      1,065,587      112,279       1,165,671
   Shares redeemed ........................     (799,890)    (9,482,529)    (738,366)     (7,663,635)
                                              -------------------------------------------------------
   Net increase (decrease) ................      371,769   $  4,414,341      301,247   $   3,149,313
                                              =======================================================
Year ended February 28, 2007
   Shares sold ............................    1,586,817   $ 18,908,076    2,161,676   $  22,594,947
   Shares issued in reinvestment
     of distributions .....................      164,242      1,956,691      213,498        2,229,810
   Shares redeemed ........................   (1,158,924)   (13,776,703)  (1,245,375)    (13,025,785)
                                              -------------------------------------------------------
   Net increase (decrease) ................      592,135   $  7,088,064    1,129,799   $  11,798,972
                                              =======================================================

 3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion


                                                         Semiannual Report | 211

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.500%          Up to and including $100 million
       0.450%          Over $100 million, up to and including $250 million
       0.425%          Over $250 million, up to and including $500 million
       0.400%          In excess of $500 million

B. ADMINISTRATIVE FEES

The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.

Under an agreement with Advisers, FT Services provides administrative services to the funds. The fee is paid by Advisers, except Franklin Federal Limited-Term Income Fund based on average daily net assets, and is not an additional expense of the funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plan, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                              ------------------------------------------------------
                                               FRANKLIN       FRANKLIN      FRANKLIN      FRANKLIN
                                                ARIZONA       COLORADO    CONNECTICUT      DOUBLE
                                               TAX-FREE       TAX-FREE      TAX-FREE      TAX-FREE
                                              INCOME FUND   INCOME FUND   INCOME FUND   INCOME FUND
                                              ------------------------------------------------------
Reimbursement Plans:
Class A ...................................          0.10%         0.10%         0.10%          0.10%

Compensation Plans:
Class B ...................................          0.65%           --            --             --
Class C ...................................          0.65%         0.65%         0.65%          0.65%


212 | Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

                                                 --------------------------------------------------------
                                                   FRANKLIN        FRANKLIN
                                                    FEDERAL        FEDERAL        FRANKLIN     FRANKLIN
                                                 INTERMEDIATE-   LIMITED-TERM    HIGH YIELD   NEW JERSEY
                                                 TERM TAX-FREE     TAX-FREE       TAX-FREE     TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 --------------------------------------------------------
Reimbursement Plans:
Class A ......................................            0.10%            --          0.10%         0.10%

Compensation Plans:
Class A ......................................              --           0.15%           --            --
Class B ......................................              --             --          0.65%         0.65%
Class C ......................................            0.65%            --          0.65%         0.65%

                                                 ----------------------------
                                                   FRANKLIN        FRANKLIN
                                                    OREGON       PENNSYLVANIA
                                                   TAX-FREE        TAX-FREE
                                                  INCOME FUND     INCOME FUND
                                                 ----------------------------
Reimbursement Plans:
Class A ......................................           0.10%           0.10%

Compensation Plans:
Class B ......................................             --            0.65%
Class C ......................................           0.65%           0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                 --------------------------------------------------------
                                                   FRANKLIN        FRANKLIN      FRANKLIN      FRANKLIN
                                                    ARIZONA        COLORADO     CONNECTICUT     DOUBLE
                                                   TAX-FREE        TAX-FREE      TAX-FREE      TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 --------------------------------------------------------
Sales charges retained net of commissions
  paid to unaffiliated broker/dealers ........   $     203,816   $     96,440   $    62,374   $   221,495

Contingent deferred sales charges retained ...   $      37,870   $     17,763   $     5,435   $     8,669

                                                 --------------------------------------------------------
                                                   FRANKLIN        FRANKLIN
                                                    FEDERAL        FEDERAL        FRANKLIN     FRANKLIN
                                                 INTERMEDIATE-   LIMITED-TERM    HIGH YIELD   NEW JERSEY
                                                 TERM TAX-FREE     TAX-FREE       TAX-FREE     TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 --------------------------------------------------------
Sales charges retained net of commissions
  paid to unaffiliated broker/dealers ........   $      25,223   $      5,395   $   758,028   $   175,877

Contingent deferred sales charges retained ...   $      26,529   $      4,947   $   201,169   $    52,438


                                                         Semiannual Report | 213

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS (CONTINUED)

                                                 ----------------------------
                                                   FRANKLIN        FRANKLIN
                                                    OREGON       PENNSYLVANIA
                                                   TAX-FREE        TAX-FREE
                                                  INCOME FUND     INCOME FUND
                                                 ----------------------------
Sales charges retained net of commissions
  paid to unaffiliated broker/dealers ........    $  205,834      $  148,272
Contingent deferred sales charges retained ...    $    6,589      $   33,036

E. TRANSFER AGENT FEES

For the period ended August 31, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                 --------------------------------------------------------
                                                   FRANKLIN        FRANKLIN      FRANKLIN      FRANKLIN
                                                    ARIZONA        COLORADO     CONNECTICUT     DOUBLE
                                                   TAX-FREE        TAX-FREE      TAX-FREE      TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 --------------------------------------------------------
Transfer agent fees ..........................   $     95,176     $    56,426   $    44,053   $    73,894

                                                 --------------------------------------------------------
                                                   FRANKLIN       FRANKLIN
                                                    FEDERAL        FEDERAL        FRANKLIN     FRANKLIN
                                                 INTERMEDIATE-   LIMITED-TERM    HIGH YIELD   NEW JERSEY
                                                 TERM TAX-FREE     TAX-FREE       TAX-FREE      TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 --------------------------------------------------------
Transfer agent fees ..........................   $     104,657   $      3,849   $   846,240   $   160,128

                                                 ----------------------------
                                                   FRANKLIN        FRANKLIN
                                                    OREGON       PENNSYLVANIA
                                                   TAX-FREE        TAX-FREE
                                                  INCOME FUND    INCOME FUND
                                                 ----------------------------
Transfer agent fees ..........................   $    86,662     $   128,501

F. WAIVER AND EXPENSE REIMBURSEMENTS

For the Franklin Federal Limited-Term Tax-Free Income Fund, FT Services and Advisers have agreed in advance to waive a portion of their respective fees and to assume payment of other expenses through June 30, 2008. Total expenses waived/paid are not subject to reimbursement by the fund subsequent to the fund's fiscal year end. After June 30, 2008, FT Services and Advisers may discontinue this waiver at any time upon notice to the fund's Board of Trustees.


214 | Semiannual Report

Franklin Tax-Free Trust

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2007, the capital loss carryforwards were as follows:

                                                 ---------------------------------------------------------
                                                   FRANKLIN        FRANKLIN      FRANKLIN      FRANKLIN
                                                    ARIZONA        COLORADO     CONNECTICUT     DOUBLE
                                                   TAX-FREE        TAX-FREE      TAX-FREE      TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND   INCOME FUND
                                                 ---------------------------------------------------------
Capital loss carryforwards expiring in:
   2008 ......................................   $         --     $        --   $   917,208   $        --
   2009 ......................................             --       1,107,178       427,481            --
   2011 ......................................             --          81,665        53,698            --
   2012 ......................................     20,108,487       4,695,674     3,034,219            --
   2013 ......................................             --              --            --       200,921
   2014 ......................................      2,638,564              --            --       152,458
   2015 ......................................        659,023              --            --       134,018
                                                 ---------------------------------------------------------
                                                 $ 23,406,074     $ 5,884,517   $ 4,432,606   $   487,397
                                                 =========================================================

                                                 -----------------------------------------------------------
                                                   FRANKLIN        FRANKLIN
                                                    FEDERAL         FEDERAL        FRANKLIN      FRANKLIN
                                                 INTERMEDIATE-   LIMITED-TERM     HIGH YIELD    NEW JERSEY
                                                 TERM TAX-FREE     TAX-FREE        TAX-FREE      TAX-FREE
                                                  INCOME FUND     INCOME FUND    INCOME FUND    INCOME FUND
                                                 -----------------------------------------------------------
Capital loss carryforwards expiring in:
   2008 ......................................   $     314,284   $         --   $  31,182,025   $        --
   2009 ......................................       1,207,419             --      73,985,675            --
   2010 ......................................         614,893             --      63,519,381            --
   2011 ......................................              --             --     131,377,453            --
   2012 ......................................       2,156,839             --      50,621,589     1,818,048
   2013 ......................................         373,568             --      35,250,377            --
   2014 ......................................         213,358         22,356       7,711,279            --
   2015 ......................................         361,303        319,808              --            --
                                                 -----------------------------------------------------------
                                                 $   5,241,664   $    342,164   $ 393,647,779   $ 1,818,048
                                                 ===========================================================

                                                 -----------------------------
                                                   FRANKLIN        FRANKLIN
                                                    OREGON       PENNSYLVANIA
                                                   TAX-FREE       TAX-FREE
                                                  INCOME FUND    INCOME FUND
                                                 -----------------------------
Capital loss carryforwards expiring in:
   2008 ......................................   $   1,075,373  $          --
   2009 ......................................         966,007      2,552,284
   2010 ......................................       1,860,003      4,726,279
   2012 ......................................       2,455,722             --
   2013 ......................................              --        876,215
                                                 -----------------------------
                                                 $   6,357,105  $   8,154,778
                                                 =============================


                                                         Semiannual Report | 215

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2007, Franklin Colorado Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund deferred realized capital losses of $6,350 and $11,715, respectively.

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      -------------------------------------------------------
                                                         FRANKLIN            FRANKLIN           FRANKLIN
                                                         ARIZONA             COLORADO         CONNECTICUT
                                                         TAX-FREE            TAX-FREE           TAX-FREE
                                                        INCOME FUND        INCOME FUND        INCOME FUND
                                                      -------------------------------------------------------
Cost of investments ...............................   $   992,817,320   $     482,250,011   $    365,770,322
                                                      =======================================================

Unrealized appreciation ...........................   $    34,670,437   $      15,357,276   $      8,418,436
Unrealized depreciation ...........................       (10,566,079)         (4,674,837)        (3,535,336)
                                                      -------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $    24,104,358   $      10,682,439   $      4,883,100
                                                      =======================================================

                                                      -------------------------------------------------------
                                                         FRANKLIN       FRANKLIN FEDERAL    FRANKLIN FEDERAL
                                                          DOUBLE        INTERMEDIATE-TERM     LIMITED-TERM
                                                         TAX-FREE           TAX-FREE            TAX-FREE
                                                        INCOME FUND        INCOME FUND        INCOME FUND
                                                      -------------------------------------------------------
Cost of investments ...............................   $   518,345,091   $     671,330,303   $     23,247,439
                                                      =======================================================

Unrealized appreciation ...........................   $    13,916,481   $       8,617,555   $         55,876
Unrealized depreciation ...........................        (7,349,684)         (3,530,264)           (76,364)
                                                      -------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $     6,566,797   $       5,087,291   $        (20,488)
                                                      =======================================================

                                                      -------------------------------------------------------
                                                          FRANKLIN          FRANKLIN           FRANKLIN
                                                         HIGH YIELD        NEW JERSEY           OREGON
                                                          TAX-FREE          TAX-FREE           TAX-FREE
                                                        INCOME FUND        INCOME FUND        INCOME FUND
                                                      -------------------------------------------------------
Cost of investments ...............................   $ 5,858,603,491   $   1,259,287,089   $    774,203,704
                                                      =======================================================

Unrealized appreciation ...........................   $   299,334,712          44,667,377   $     25,868,239
Unrealized depreciation ...........................       (97,977,740)        (12,798,961)        (5,977,350)
                                                      -------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $   201,356,972   $      31,868,416   $     19,890,889
                                                      =======================================================

                                                      ---------------
                                                         FRANKLIN
                                                       PENNSYLVANIA
                                                         TAX-FREE
                                                       INCOME FUND
                                                      ---------------
Cost of investment ................................   $   877,396,235
                                                      ===============

Unrealized appreciation ...........................   $    27,239,211
Unrealized depreciation ...........................        (7,181,562)
                                                      ---------------
Net unrealized appreciation (depreciation) ........   $    20,057,649
                                                      ===============


216 | Semiannual Report

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2007, were as follows:

                                                      ----------------------------------------------------------------
                                                         FRANKLIN         FRANKLIN          FRANKLIN       FRANKLIN
                                                          ARIZONA         COLORADO        CONNECTICUT       DOUBLE
                                                         TAX-FREE         TAX-FREE          TAX-FREE       TAX-FREE
                                                        INCOME FUND      INCOME FUND      INCOME FUND     INCOME FUND
                                                      ----------------------------------------------------------------
Purchases .........................................   $   168,495,976   $  107,418,520   $  43,900,885   $101,910,417
Sales .............................................   $   110,350,169   $   71,220,350   $  13,189,025   $ 36,412,340

                                                      ----------------------------------------------------------------
                                                         FRANKLIN          FRANKLIN
                                                          FEDERAL           FEDERAL        FRANKLIN        FRANKLIN
                                                       INTERMEDIATE-     LIMITED-TERM     HIGH YIELD      NEW JERSEY
                                                       TERM TAX-FREE       TAX-FREE        TAX-FREE        TAX-FREE
                                                        INCOME FUND       INCOME FUND     INCOME FUND     INCOME FUND
                                                      ----------------------------------------------------------------
Purchases .........................................   $   108,356,500   $    3,168,632   $ 745,839,807   $191,420,379
Sales .............................................   $    56,009,923   $    1,210,100   $ 688,829,376   $ 86,504,940

                                                      ---------------------------------
                                                         FRANKLIN          FRANKLIN
                                                          OREGON         PENNSYLVANIA
                                                         TAX-FREE          TAX-FREE
                                                        INCOME FUND       INCOME FUND
                                                      ---------------------------------

Purchases .........................................   $    89,993,764   $  124,495,984
Sales .............................................   $    40,033,970   $   88,190,333

6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin High Yield Tax-Free Income Fund has 29.8% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2007, the aggregate value of these securities was $20,660,840, representing 0.34% of the fund's net assets. The fund


                                                         Semiannual Report | 217

Franklin Tax-Free Trust

6. CREDIT RISK AND DEFAULTED SECURITIES (CONTINUED)

discontinues accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories, except for Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories.

8. OTHER CONSIDERATIONS

The Oregon Economic Development Department ("OEDD"), the issuer of Oregon Economic Development Department Revenue Bonds (Georgia-Pacific Corporation 1995 Project), Series 157, maturing on August 1, 2025 (the "Bonds") held by Franklin Oregon Tax-Free Income Fund (the "Oregon Fund"), received a proposed adverse determination letter from the Internal Revenue Services ("IRS") in which the IRS indicated that the interest paid to bondholders of the Bonds is not excludable from gross income. The Oregon Fund has been holding the Bonds since April 1996 and has passed through the interest earned on the Bonds to the shareholders of the Oregon Fund in the form of non-taxable dividends during the holding period. In addition, the Oregon Fund has been contacted by the IRS informing it of this determination. OEDD and Georgia-Pacific Corporation (GP) are contesting the IRS determination; however, the ultimate outcome of this matter is unknown at this time. If OEDD and/or GP were to fail to obtain a favorable final determination, the Oregon Fund could be subject to tax expense plus interest which is estimated to be approximately $771,000 at August 31, 2007. In various SEC filings, GP has stated that it will take steps to ensure the bondholders will be made whole with respect to any liability caused by the IRS determination. Based on GP's representation and the uncertainty regarding the ultimate outcome of this matter, no liability has been recorded on the Statement of Assets and Liabilities of the Oregon Fund. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Oregon Fund and/or its shareholders.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing


218 | Semiannual Report

Franklin Tax-Free Trust

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on August 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have reviewed the tax positions for open tax years (tax years ended February 28, 2005 - 2007) and have determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                         Semiannual Report | 219

Franklin Tax-Free Trust

Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the fundamental investment restrictions (including several Sub-Proposals) of each of Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund (each, a "Fund") and to approve the elimination of certain fundamental investment restrictions for each Fund. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business for the Trust was transacted at the meeting.

The results of the voting at the meeting are as follows:


220 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------------
                                                         % OF       % OF                         % OF        % OF
                                                     OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                                    FOR            SHARES      SHARES       WITHHELD        SHARES      SHARES
-------------------------------------------------------------------------------------------------------------------
Harris J. Ashton .............   1,251,258,026.071     63.354%     97.458%   32,638,060.455     1.652%      2.542%
Robert F. Carlson ............   1,251,373,454.243     63.360%     97.467%   32,522,632.283     1.646%      2.533%
Sam Ginn .....................   1,251,939,533.149     63.388%     97.511%   31,956,553.377     1.618%      2.489%
Edith E. Holiday .............   1,251,876,886.788     63.385%     97.506%   32,019,199.738     1.621%      2.494%
Frank W. T. LaHaye ...........   1,251,302,301.657     63.356%     97.461%   32,593,784.869     1.650%      2.539%
Frank A. Olson ...............   1,251,503,758.166     63.366%     97.477%   32,392,328.360     1.640%      2.523%
Larry D. Thompson ............   1,252,839,218.412     63.434%     97.581%   31,056,868.114     1.572%      2.419%
John B. Wilson ...............   1,252,936,126.653     63.439%     97.589%   30,959,959.873     1.567%      2.411%
Charles B. Johnson ...........   1,251,415,297.396     63.362%     97.470%   32,480,789.130     1.644%      2.530%
Gregory E. Johnson ...........   1,252,182,030.032     63.401%     97.530%   31,714,056.494     1.605%      2.470%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

------------------------------------------------------------------------
                                                     % OF         % OF
FRANKLIN ARIZONA                                  OUTSTANDING    VOTED
TAX-FREE INCOME FUND              SHARES VOTED       SHARES      SHARES
------------------------------------------------------------------------
For ..........................   47,477,159.555     53.242%      74.752%
Against ......................    1,724,287.597      1.934%       2.715%
Abstain ......................    4,395,741.561      4.929%       6.921%
Broker Non-Votes .............    9,915,863.000     11.120%      15.612%
------------------------------------------------------------------------
TOTAL ........................   63,513,051.713     71.225%     100.000%

------------------------------------------------------------------------
                                                     % OF         % OF
FRANKLIN COLORADO                                 OUTSTANDING    VOTED
TAX-FREE INCOME FUND              SHARES VOTED       SHARES      SHARES
------------------------------------------------------------------------
For ..........................   20,038,058.886     51.828%      75.914%
Against ......................      530,951.656      1.373%       2.011%
Abstain ......................    1,653,234.288      4.277%       6.264%
Broker Non-Votes .............    4,173,265.000     10.794%      15.811%
------------------------------------------------------------------------
TOTAL ........................   26,395,509.830     68.272%     100.000%

------------------------------------------------------------------------
                                                     % OF         % OF
FRANKLIN CONNECTICUT                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND              SHARES VOTED       SHARES      SHARES
------------------------------------------------------------------------
For ..........................   16,115,477.438     50.976%      72.473%
Against ......................      559,456.985      1.769%       2.516%
Abstain ......................    1,069,891.386      3.384%       4.811%
Broker Non-Votes .............    4,491,706.000     14.208%      20.200%
------------------------------------------------------------------------
TOTAL ........................   22,236,531.809     70.337%     100.000%


                                                         Semiannual Report | 221

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF        % OF
FRANKLIN DOUBLE                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    20,549,748.043     52.616%      74.191%
Against ............................       657,609.225      1.684%       2.374%
Abstain ............................     1,613,497.054      4.131%       5.825%
Broker Non-Votes ...................     4,877,739.000     12.489%      17.610%
--------------------------------------------------------------------------------
TOTAL ..............................    27,698,593.322     70.920%     100.000%

--------------------------------------------------------------------------------
FRANKLIN FEDERAL                                             % OF        % OF
INTERMEDIATE-TERM                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    27,711,708.967     51.312%      67.124%
Against ............................       610,217.055      1.130%       1.479%
Abstain ............................     1,744,620.890      3.230%       4.225%
Broker Non-Votes ...................    11,217,534.000     20.771%      27.172%
--------------------------------------------------------------------------------
TOTAL ..............................    41,284,080.912     76.443%     100.000%

--------------------------------------------------------------------------------
FRANKLIN FEDERAL                                             % OF        % OF
LIMITED-TERM                                             OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................     1,329,028.597     64.396%      79.052%
Against ............................        38,818.973      1.881%       2.309%
Abstain ............................        64,635.534      3.132%       3.845%
Broker Non-Votes ...................       248,714.000     12.051%      14.794%
--------------------------------------------------------------------------------
TOTAL ..............................     1,681,197.104     81.460%     100.000%

--------------------------------------------------------------------------------
                                                             % OF        % OF
FRANKLIN HIGH YIELD                                      OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................   299,682,578.443     52.530%      76.059%
Against ............................     8,349,004.853      1.463%       2.119%
Abstain ............................    18,608,288.593      3.262%       4.723%
Broker Non-Votes ...................    67,371,288.000     11.809%      17.099%
--------------------------------------------------------------------------------
TOTAL ..............................   394,011,159.889     69.064%     100.000%

--------------------------------------------------------------------------------
                                                             % OF        % OF
FRANKLIN NEW JERSEY                                      OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    52,489,003.637     52.508%      73.951%
Against ............................     1,331,207.134      1.332%       1.875%
Abstain ............................     3,206,054.399      3.207%       4.517%
Broker Non-Votes ...................    13,952,060.000     13.957%      19.657%
--------------------------------------------------------------------------------
TOTAL ..............................    70,978,325.170     71.004%     100.000%


222 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
                                                             % OF        % OF
FRANKLIN OREGON                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    33,137,861.029     51.818%      73.555%
Against ............................     1,079,505.589      1.688%       2.396%
Abstain ............................     2,703,330.000      4.227%       6.001%
Broker Non-Votes ...................     8,130,943.000     12.714%      18.048%
--------------------------------------------------------------------------------
TOTAL ..............................    45,051,639.618     70.447%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN PENNSYLVANIA                                    OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    43,881,974.667     52.021%      81.688%
Against ............................     1,390,392.846      1.649%       2.588%
Abstain ............................     2,253,375.424      2.671%       4.195%
Broker Non-Votes ...................     6,193,336.000      7.342%      11.529%
--------------------------------------------------------------------------------
TOTAL ..............................    53,719,078.937     63.683%     100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN ARIZONA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    43,880,331.693     49.208%      71.076%
Against ............................     2,511,754.829      2.817%       4.068%
Abstain ............................     4,126,260.265      4.628%       6.684%
Broker Non-Votes ...................    11,218,850.000     12.581%      18.172%
--------------------------------------------------------------------------------
TOTAL ..............................    61,737,196.787     69.234%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN COLORADO                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    18,323,717.249     47.394%      71.883%
Against ............................     1,004,590.629      2.598%       3.941%
Abstain ............................     1,321,871.504      3.419%       5.186%
Broker Non-Votes ...................     4,840,766.000     12.521%      18.990%
--------------------------------------------------------------------------------
TOTAL ..............................    25,490,945.382     65.932%     100.000%


                                                         Semiannual Report | 223

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN CONNECTICUT                                     OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    14,842,623.753     46.948%      68.486%
Against ............................       712,570.345      2.254%       3.288%
Abstain ............................     1,279,523.974      4.048%       5.904%
Broker Non-Votes ...................     4,837,812.000     15.303%      22.322%
--------------------------------------------------------------------------------
TOTAL ..............................    21,672,530.072     68.553%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN DOUBLE                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    18,483,986.492     47.327%      70.367%
Against ............................     1,014,743.051      2.598%       3.863%
Abstain ............................     1,044,358.409      2.674%       3.976%
Broker Non-Votes ...................     5,724,745.000     14.658%      21.794%
--------------------------------------------------------------------------------
TOTAL ..............................    26,267,832.952     67.257%     100.000%

--------------------------------------------------------------------------------
FRANKLIN FEDERAL                                            % OF         % OF
INTERMEDIATE-TERM                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    27,228,982.559     50.418%      65.955%
Against ............................     1,134,466.779      2.101%       2.748%
Abstain ............................     1,703,097.574      3.153%       4.125%
Broker Non-Votes ...................    11,217,534.000     20.771%      27.172%
--------------------------------------------------------------------------------
TOTAL ..............................    41,284,080.912     76.443%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN HIGH YIELD                                      OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................   252,453,636.519     44.251%      70.159%
Against ............................    11,711,330.488      2.053%       3.255%
Abstain ............................    15,684,309.044      2.749%       4.359%
Broker Non-Votes ...................    79,977,141.000     14.019%      22.227%
--------------------------------------------------------------------------------
TOTAL ..............................   359,826,417.051     63.072%     100.000%


224 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN NEW JERSEY                                      OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    45,808,771.954     45.825%      67.760%
Against ............................     2,019,891.367      2.020%       2.987%
Abstain ............................     2,714,681.390      2.716%       4.016%
Broker Non-Votes ...................    17,061,452.000     17.068%      25.237%
--------------------------------------------------------------------------------
TOTAL ..............................    67,604,796.711     67.629%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN OREGON                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    30,400,846.586     47.538%      70.143%
Against ............................     1,524,351.174      2.383%       3.517%
Abstain ............................     2,389,116.238      3.736%       5.512%
Broker Non-Votes ...................     9,027,022.000     14.116%      20.828%
--------------------------------------------------------------------------------
TOTAL ..............................    43,341,335.998     67.773%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN PENNSYLVANIA                                    OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    41,031,619.299     48.642%      78.859%
Against ............................     1,893,843.673      2.245%       3.640%
Abstain ............................     2,126,872.560      2.522%       4.087%
Broker Non-Votes ...................     6,979,325.000      8.274%      13.414%
--------------------------------------------------------------------------------
TOTAL ..............................    52,031,660.532     61.683%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN ARIZONA                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    44,372,130.439     49.760%      71.873%
Against ............................     2,213,081.639      2.482%       3.584%
Abstain ............................     3,933,134.709      4.411%       6.371%
Broker Non-Votes ...................    11,218,850.000     12.581%      18.172%
--------------------------------------------------------------------------------
TOTAL ..............................    61,737,196.787     69.234%     100.000%


                                                         Semiannual Report | 225

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN COLORADO                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    18,371,147.271     47.517%      72.069%
Against ............................       982,393.656      2.541%       3.854%
Abstain ............................     1,296,638.455      3.353%       5.087%
Broker Non-Votes ...................     4,840,766.000     12.521%      18.990%
--------------------------------------------------------------------------------
TOTAL ..............................    25,490,945.382     65.932%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN CONNECTICUT                                     OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    14,824,286.471     46.890%      68.402%
Against ............................       648,138.508      2.051%       2.991%
Abstain ............................     1,362,293.093      4.309%       6.285%
Broker Non-Votes ...................     4,837,812.000     15.303%      22.322%
--------------------------------------------------------------------------------
TOTAL ..............................    21,672,530.072     68.553%     100.000%

--------------------------------------------------------------------------------
                                                            % OF         % OF
FRANKLIN DOUBLE                                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    18,675,200.670     47.817%      71.095%
Against ............................       789,136.745      2.020%       3.005%
Abstain ............................     1,078,750.537      2.762%       4.106%
Broker Non-Votes ...................     5,724,745.000     14.658%      21.794%
--------------------------------------------------------------------------------
TOTAL ..............................    26,267,832.952     67.257%     100.000%

--------------------------------------------------------------------------------
FRANKLIN FEDERAL                                            % OF         % OF
INTERMEDIATE-TERM                                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND                     SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ................................    27,344,826.434     50.633%      66.235%
Against ............................       972,056.532      1.800%       2.354%
Abstain ............................     1,749,663.946      3.239%       4.239%
Broker Non-Votes ...................    11,217,534.000     20.771%      27.172%
--------------------------------------------------------------------------------
TOTAL ..............................    41,284,080.912     76.443%     100.000%


226 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

-------------------------------------------------------------------
                                                % OF        % OF
FRANKLIN HIGH YIELD                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................   253,568,751.938     44.447%      70.469%
Against ................     9,981,508.922      1.749%       2.774%
Abstain ................    16,299,015.191      2.857%       4.530%
Broker Non-Votes .......    79,977,141.000     14.019%      22.227%
-------------------------------------------------------------------
TOTAL ..................   359,826,417.051     63.072%     100.000%

-------------------------------------------------------------------
                                                % OF        % OF
FRANKLIN NEW JERSEY                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    45,909,628.455     45.925%      67.909%
Against ................     1,806,412.138      1.807%       2.672%
Abstain ................     2,827,304.118      2.829%       4.182%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN OREGON                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    30,391,837.195     47.524%      70.122%
Against ................     1,435,285.463      2.244%       3.312%
Abstain ................     2,487,191.340      3.889%       5.738%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    41,317,891.705     48.982%      79.409%
Against ................     1,509,470.022      1.789%       2.901%
Abstain ................     2,224,973.805      2.638%       4.276%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%


                                                         Semiannual Report | 227

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN ARIZONA                             OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    44,238,973.668     49.611%      71.657%
Against ................     2,600,623.601      2.916%       4.212%
Abstain ................     3,678,749.518      4.126%       5.959%
Broker Non-Votes .......    11,218,850.000     12.581%      18.172%
-------------------------------------------------------------------
TOTAL ..................    61,737,196.787     69.234%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN COLORADO                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    18,333,747.384     47.420%      71.923%
Against ................     1,004,362.517      2.598%       3.940%
Abstain ................     1,312,069.481      3.393%       5.147%
Broker Non-Votes .......     4,840,766.000     12.521%      18.990%
-------------------------------------------------------------------
TOTAL ..................    25,490,945.382     65.932%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN CONNECTICUT                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    14,818,670.107     46.873%      68.376%
Against ................       725,072.106      2.293%       3.346%
Abstain ................     1,290,975.859      4.084%       5.956%
Broker Non-Votes .......     4,837,812.000     15.303%      22.322%
-------------------------------------------------------------------
TOTAL ..................    21,672,530.072     68.553%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN DOUBLE                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    18,417,632.983     47.157%      70.115%
Against ................     1,049,231.473      2.687%       3.994%
Abstain ................     1,076,223.496      2.755%       4.097%
Broker Non-Votes .......     5,724,745.000     14.658%      21.794%
-------------------------------------------------------------------
TOTAL ..................    26,267,832.952     67.257%     100.000%


228 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

-------------------------------------------------------------------
FRANKLIN FEDERAL                                 % OF       % OF
INTERMEDIATE-TERM                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    27,276,748.983     50.507%      66.070%
Against ................     1,057,600.466      1.958%       2.562%
Abstain ................     1,732,197.463      3.207%       4.196%
Broker Non-Votes .......    11,217,534.000     20.771%      27.172%
-------------------------------------------------------------------
TOTAL ..................    41,284,080.912     76.443%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                                 % OF       % OF
LIMITED-TERM                                 OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................     1,314,320.988     63.684%      78.178%
Against ................        53,128.080      2.574%       3.160%
Abstain ................        65,034.036      3.151%       3.868%
Broker Non-Votes .......       248,714.000     12.051%      14.794%
-------------------------------------------------------------------
TOTAL ..................     1,681,197.104     81.460%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN HIGH YIELD                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................   252,649,577.313     44.285%      70.214%
Against ................    11,306,432.507      1.982%       3.142%
Abstain ................    15,893,266.231      2.786%       4.417%
Broker Non-Votes .......    79,977,141.000     14.019%      22.227%
-------------------------------------------------------------------
TOTAL ..................   359,826,417.051     63.072%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN NEW JERSEY                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    45,785,437.721     45.801%      67.725%
Against ................     1,994,166.669      1.995%       2.950%
Abstain ................     2,763,740.321      2.765%       4.088%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%


                                                         Semiannual Report | 229

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN OREGON                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    30,357,874.593     47.470%      70.043%
Against ................     1,494,725.660      2.338%       3.448%
Abstain ................     2,461,713.745      3.849%       5.681%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    41,164,686.136     48.800%      79.114%
Against ................     1,761,027.382      2.088%       3.384%
Abstain ................     2,126,622.014      2.521%       4.088%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN ARIZONA                             OUTSTANDING   VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    44,162,216.801     49.525%      71.533%
Against ................     2,452,374.137      2.750%       3.972%
Abstain ................     3,903,755.849      4.378%       6.323%
Broker Non-Votes .......    11,218,850.000     12.581%      18.172%
-------------------------------------------------------------------
TOTAL ..................    61,737,196.787     69.234%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN COLORADO                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    18,417,255.965     47.636%      72.250%
Against ................       924,786.867      2.392%       3.628%
Abstain ................     1,308,136.550      3.383%       5.132%
Broker Non-Votes .......     4,840,766.000     12.521%      18.990%
-------------------------------------------------------------------
TOTAL ..................    25,490,945.382     65.932%     100.000%


230 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

-------------------------------------------------------------------
                                                % OF        % OF
FRANKLIN CONNECTICUT                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    14,743,820.199     46.636%      68.030%
Against ................       858,902.401      2.717%       3.963%
Abstain ................     1,231,995.472      3.897%       5.685%
Broker Non-Votes .......     4,837,812.000     15.303%      22.322%
-------------------------------------------------------------------
TOTAL ..................    21,672,530.072     68.553%     100.000%

-------------------------------------------------------------------
                                                % OF        % OF
FRANKLIN DOUBLE                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    18,417,954.025     47.158%      70.116%
Against ................     1,015,205.779      2.599%       3.865%
Abstain ................     1,109,928.148      2.842%       4.225%
Broker Non-Votes .......     5,724,745.000     14.658%      21.794%
-------------------------------------------------------------------
TOTAL ..................    26,267,832.952     67.257%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                                % OF        % OF
INTERMEDIATE-TERM                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    27,403,675.015     50.742%      66.378%
Against ................       852,178.532      1.578%       2.064%
Abstain ................     1,810,693.365      3.352%       4.386%
Broker Non-Votes .......    11,217,534.000     20.771%      27.172%
-------------------------------------------------------------------
TOTAL ..................    41,284,080.912     76.443%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                                % OF        % OF
LIMITED-TERM                                 OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................     1,313,800.548     63.658%      78.147%
Against ................        59,369.719      2.877%       3.531%
Abstain ................        59,312.837      2.874%       3.528%
Broker Non-Votes .......       248,714.000     12.051%      14.794%
-------------------------------------------------------------------
TOTAL ..................     1,681,197.104     81.460%     100.000%


                                                         Semiannual Report | 231

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN HIGH YIELD                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................   252,632,373.315     44.282%      70.209%
Against ....................    11,478,353.685      2.012%       3.189%
Abstain ....................    15,738,549.051      2.759%       4.375%
Broker Non-Votes ...........    79,977,141.000     14.019%      22.227%
------------------------------------------------------------------------
TOTAL ......................   359,826,417.051     63.072%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN NEW JERSEY                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    45,973,322.418     45.989%      68.003%
Against ....................     1,833,799.998      1.835%       2.713%
Abstain ....................     2,736,222.295      2.737%       4.047%
Broker Non-Votes ...........    17,061,452.000     17.068%      25.237%
------------------------------------------------------------------------
TOTAL ......................    67,604,796.711     67.629%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN OREGON                                  OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    30,496,855.582     47.688%      70.364%
Against ....................     1,458,651.664      2.281%       3.366%
Abstain ....................     2,358,806.752      3.688%       5.442%
Broker Non-Votes ...........     9,027,022.000     14.116%      20.828%
------------------------------------------------------------------------
TOTAL ......................    43,341,335.998     67.773%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN PENNSYLVANIA                            OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    41,089,701.571     48.711%      78.970%
Against ....................     1,810,674.337      2.147%       3.480%
Abstain ....................     2,151,959.624      2.551%       4.136%
Broker Non-Votes ...........     6,979,325.000      8.274%      13.414%
------------------------------------------------------------------------
TOTAL ......................    52,031,660.532     61.683%     100.000%


232 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN ARIZONA                                 OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    43,891,171.310     49.221%      71.094%
Against ....................     2,880,007.810      3.229%       4.665%
Abstain ....................     3,747,167.667      4.203%       6.069%
Broker Non-Votes ...........    11,218,850.000     12.581%      18.172%
------------------------------------------------------------------------
TOTAL ......................    61,737,196.787     69.234%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN COLORADO                                OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    18,303,152.621     47.341%      71.803%
Against ....................     1,034,022.048      2.674%       4.056%
Abstain ....................     1,313,004.713      3.396%       5.151%
Broker Non-Votes ...........     4,840,766.000     12.521%      18.990%
------------------------------------------------------------------------
TOTAL ......................    25,490,945.382     65.932%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN CONNECTICUT                             OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    14,648,544.369     46.334%      67.591%
Against ....................       923,205.466      2.921%       4.260%
Abstain ....................     1,262,968.237      3.995%       5.827%
Broker Non-Votes ...........     4,837,812.000     15.303%      22.322%
------------------------------------------------------------------------
TOTAL ......................    21,672,530.072     68.553%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN DOUBLE                                  OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    18,260,320.785     46.754%      69.516%
Against ....................       981,630.156      2.514%       3.737%
Abstain ....................     1,301,137.011      3.331%       4.953%
Broker Non-Votes ...........     5,724,745.000     14.658%      21.794%
------------------------------------------------------------------------
TOTAL ......................    26,267,832.952     67.257%     100.000%


                                                         Semiannual Report | 233

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

------------------------------------------------------------------------
FRANKLIN FEDERAL                                    % OF         % OF
INTERMEDIATE-TERM                                OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    27,252,225.336     50.461%      66.011%
Against ....................     1,011,294.909      1.873%       2.450%
Abstain ....................     1,803,026.667      3.338%       4.367%
Broker Non-Votes ...........    11,217,534.000     20.771%      27.172%
------------------------------------------------------------------------
TOTAL ......................    41,284,080.912     76.443%     100.000%

------------------------------------------------------------------------
FRANKLIN FEDERAL                                    % OF         % OF
LIMITED-TERM                                     OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................     1,319,032.065     63.912%      78.458%
Against ....................        48,440.472      2.347%       2.881%
Abstain ....................        65,010.567      3.150%       3.867%
Broker Non-Votes ...........       248,714.000     12.051%      14.794%
------------------------------------------------------------------------
TOTAL ......................     1,681,197.104     81.460%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN HIGH YIELD                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................   251,321,414.806     44.053%      69.845%
Against ....................    12,219,411.294      2.142%       3.396%
Abstain ....................    16,308,449.951      2.858%       4.532%
Broker Non-Votes ...........    79,977,141.000     14.019%      22.227%
------------------------------------------------------------------------
TOTAL ......................   359,826,417.051     63.072%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN NEW JERSEY                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    45,830,292.976     45.846%      67.792%
Against ....................     1,893,005.048      1.894%       2.801%
Abstain ....................     2,820,046.687      2.821%       4.170%
Broker Non-Votes ...........    17,061,452.000     17.068%      25.237%
------------------------------------------------------------------------
TOTAL ......................    67,604,796.711     67.629%     100.000%


234 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN OREGON                                  OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    30,356,395.025     47.468%      70.040%
Against ....................     1,386,309.254      2.168%       3.199%
Abstain ....................     2,571,609.719      4.021%       5.933%
Broker Non-Votes ...........     9,027,022.000     14.116%      20.828%
------------------------------------------------------------------------
TOTAL ......................    43,341,335.998     67.773%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN PENNSYLVANIA                            OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    40,875,500.364     48.457%      78.559%
Against ....................     1,952,923.007      2.315%       3.753%
Abstain ....................     2,223,912.161      2.637%       4.274%
Broker Non-Votes ...........     6,979,325.000      8.274%      13.414%
------------------------------------------------------------------------
TOTAL ......................    52,031,660.532     61.683%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN ARIZONA                                 OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    44,348,397.686     49.733%      71.834%
Against ....................     2,279,443.595      2.557%       3.692%
Abstain ....................     3,890,505.506      4.363%       6.302%
Broker Non-Votes ...........    11,218,850.000     12.581%      18.172%
------------------------------------------------------------------------
TOTAL ......................    61,737,196.787     69.234%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN COLORADO                                OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    18,425,324.342     47.657%      72.282%
Against ....................       900,880.731      2.330%       3.534%
Abstain ....................     1,323,974.309      3.424%       5.194%
Broker Non-Votes ...........     4,840,766.000     12.521%      18.990%
------------------------------------------------------------------------
TOTAL ......................    25,490,945.382     65.932%     100.000%


                                                         Semiannual Report | 235

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN CONNECTICUT                             OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    14,883,341.370     47.077%      68.674%
Against ....................       708,898.151      2.243%       3.271%
Abstain ....................     1,242,478.551      3.930%       5.733%
Broker Non-Votes ...........     4,837,812.000     15.303%      22.322%
------------------------------------------------------------------------
TOTAL ......................    21,672,530.072     68.553%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN DOUBLE                                  OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    18,726,786.073     47.949%      71.292%
Against ....................       686,201.300      1.757%       2.612%
Abstain ....................     1,130,100.579      2.893%       4.303%
Broker Non-Votes ...........     5,724,745.000     14.658%      21.793%
------------------------------------------------------------------------
TOTAL ......................    26,267,832.952     67.257%     100.000%

------------------------------------------------------------------------
FRANKLIN FEDERAL                                    % OF         % OF
INTERMEDIATE-TERM                                OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................    27,360,703.018     50.662%      66.274%
Against ....................       917,647.015      1.699%       2.223%
Abstain ....................     1,788,196.879      3.311%       4.331%
Broker Non-Votes ...........    11,217,534.000     20.771%      27.172%
------------------------------------------------------------------------
TOTAL ......................    41,284,080.912     76.443%     100.000%

------------------------------------------------------------------------
                                                    % OF         % OF
FRANKLIN HIGH YIELD                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND             SHARES VOTED      SHARES       SHARES
------------------------------------------------------------------------
For ........................   253,975,530.090     44.518%      70.582%
Against ....................     9,706,468.089      1.701%       2.697%
Abstain ....................    16,167,277.872      2.834%       4.494%
Broker Non-Votes ...........    79,977,141.000     14.019%      22.227%
------------------------------------------------------------------------
TOTAL ......................   359,826,417.051     63.072%     100.000%


236 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN NEW JERSEY                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    46,052,820.762     46.069%      68.121%
Against ................     1,702,571.432      1.703%       2.518%
Abstain ................     2,787,952.517      2.789%       4.124%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN OREGON                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    30,601,731.953     47.852%      70.606%
Against ................     1,273,861.384      1.992%       2.939%
Abstain ................     2,438,720.661      3.813%       5.627%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    41,304,647.736     48.966%      79.383%
Against ................     1,605,150.757      1.903%       3.085%
Abstain ................     2,142,537.039      2.540%       4.118%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

-------------------------------------------------------------------
                                                % OF         % OF
FRANKLIN ARIZONA                             OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES       SHARES
-------------------------------------------------------------------
For ....................    44,068,411.349     49.419%      71.381%
Against ................     2,534,164.284      2.842%       4.104%
Abstain ................     3,915,771.154      4.392%       6.343%
Broker Non-Votes .......    11,218,850.000     12.581%      18.172%
-------------------------------------------------------------------
TOTAL ..................    61,737,196.787     69.234%     100.000%


                                                         Semiannual Report | 237

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

-------------------------------------------------------------------
                                                % OF         % OF
FRANKLIN COLORADO                            OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES       SHARES
-------------------------------------------------------------------
For ....................    18,358,319.356     47.484%      72.019%
Against ................       854,079.149      2.209%       3.351%
Abstain ................     1,437,780.877      3.718%       5.640%
Broker Non-Votes .......     4,840,766.000     12.521%      18.990%
-------------------------------------------------------------------
TOTAL ..................    25,490,945.382     65.932%     100.000%

-------------------------------------------------------------------
                                                % OF         % OF
FRANKLIN CONNECTICUT                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES       SHARES
-------------------------------------------------------------------
For ....................    14,778,372.968     46.745%      68.190%
Against ................       739,152.384      2.338%       3.411%
Abstain ................     1,317,192.720      4.167%       6.077%
Broker Non-Votes .......     4,837,812.000     15.303%      22.322%
-------------------------------------------------------------------
TOTAL ..................    21,672,530.072     68.553%     100.000%

-------------------------------------------------------------------
                                                % OF         % OF
FRANKLIN DOUBLE                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES       SHARES
-------------------------------------------------------------------
For ....................    18,651,301.479     47.755%      71.004%
Against ................       772,674.288      1.979%       2.942%
Abstain ................     1,119,112.185      2.865%       4.260%
Broker Non-Votes .......     5,724,745.000     14.658%      21.794%
-------------------------------------------------------------------
TOTAL ..................    26,267,832.952     67.257%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                                % OF         % OF
INTERMEDIATE-TERM                            OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES       SHARES
-------------------------------------------------------------------
For ....................    27,402,050.797     50.739%      66.374%
Against ................       819,553.816      1.517%       1.986%
Abstain ................     1,844,942.299      3.416%       4.468%
Broker Non-Votes .......    11,217,534.000     20.771%      27.172%
-------------------------------------------------------------------
TOTAL ..................    41,284,080.912     76.443%     100.000%


238 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN HIGH YIELD                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................   252,754,711.225     44.304%      70.243%
Against ................    10,506,398.722      1.842%       2.919%
Abstain ................    16,588,166.104      2.907%       4.611%
Broker Non-Votes .......    79,977,141.000     14.019%      22.227%
-------------------------------------------------------------------
TOTAL ..................   359,826,417.051     63.072%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN NEW JERSEY                          OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    45,939,139.429     45.955%      67.953%
Against ................     1,832,828.481      1.833%       2.712%
Abstain ................     2,771,376.801      2.773%       4.098%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN OREGON                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    30,287,996.407     47.361%      69.882%
Against ................     1,469,532.391      2.298%       3.391%
Abstain ................     2,556,785.200      3.998%       5.899%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    41,203,843.602     48.846%      79.190%
Against ................     1,601,097.510      1.898%       3.077%
Abstain ................     2,247,394.420      2.665%       4.319%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%


                                                         Semiannual Report | 239

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN ARIZONA                             OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    44,888,683.515     50.339%      72.709%
Against ................     2,070,175.107      2.322%       3.354%
Abstain ................     3,559,488.165      3.992%       5.765%
Broker Non-Votes .......    11,218,850.000     12.581%      18.172%
-------------------------------------------------------------------
TOTAL ..................    61,737,196.787     69.234%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN COLORADO                            OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    18,665,298.614     48.278%      73.223%
Against ................       685,799.623      1.773%       2.691%
Abstain ................     1,299,081.145      3.360%       5.096%
Broker Non-Votes .......     4,840,766.000     12.521%      18.990%
-------------------------------------------------------------------
TOTAL ..................    25,490,945.382     65.932%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN CONNECTICUT                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    14,997,528.946     47.438%      69.201%
Against ................       643,862.736      2.037%       2.971%
Abstain ................     1,193,326.390      3.775%       5.506%
Broker Non-Votes .......     4,837,812.000     15.303%      22.322%
-------------------------------------------------------------------
TOTAL ..................    21,672,530.072     68.553%     100.000%

-------------------------------------------------------------------
                                                 % OF        % OF
FRANKLIN DOUBLE                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES      SHARES
-------------------------------------------------------------------
For ....................    18,868,959.756     48.313%      71.833%
Against ................       485,594.439      1.243%       1.849%
Abstain ................     1,188,533.757      3.043%       4.524%
Broker Non-Votes .......     5,724,745.000     14.658%      21.794%
-------------------------------------------------------------------
TOTAL ..................    26,267,832.952     67.257%     100.000%


240 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

-------------------------------------------------------------------
FRANKLIN FEDERAL                               % OF         % OF
INTERMEDIATE-TERM                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    27,631,823.502     51.164%      66.931%
Against ................       755,164.709      1.398%       1.829%
Abstain ................     1,679,558.701      3.110%       4.068%
Broker Non-Votes .......    11,217,534.000     20.771%      27.172%
-------------------------------------------------------------------
TOTAL ..................    41,284,080.912     76.443%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                               % OF         % OF
LIMITED-TERM                                 OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................     1,215,672.527     58.904%      72.309%
Against ................        45,318.472      2.196%       2.696%
Abstain ................       171,492.105      8.309%      10.201%
Broker Non-Votes .......       248,714.000     12.051%      14.794%
-------------------------------------------------------------------
TOTAL ..................     1,681,197.104     81.460%     100.000%

-------------------------------------------------------------------
                                               % OF         % OF
FRANKLIN HIGH YIELD                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................   256,714,220.813     44.998%      71.343%
Against ................     8,379,706.020      1.469%       2.329%
Abstain ................    14,755,349.218      2.586%       4.101%
Broker Non-Votes .......    79,977,141.000     14.019%      22.227%
-------------------------------------------------------------------
TOTAL ..................   359,826,417.051     63.072%     100.000%

-------------------------------------------------------------------
                                                % OF        % OF
FRANKLIN NEW JERSEY                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------
For ....................    46,624,379.865     46.640%      68.966%
Against ................     1,381,168.075      1.382%       2.043%
Abstain ................     2,537,796.771      2.539%       3.754%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%


                                                         Semiannual Report | 241

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN OREGON                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    30,824,877.302     48.201%      71.121%
Against ................     1,147,412.563      1.794%       2.648%
Abstain ................     2,342,024.133      3.662%       5.403%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    41,960,869.504     49.744%      80.644%
Against ................     1,151,375.812      1.365%       2.213%
Abstain ................     1,940,090.216      2.300%       3.729%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%

Proposal 4. To approve the elimination of certain fundamental investment restrictions:

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN ARIZONA                             OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    43,115,694.075     48.351%      69.837%
Against ................     3,296,698.145      3.697%       5.340%
Abstain ................     4,105,954.567      4.605%       6.651%
Broker Non-Votes .......    11,218,850.000     12.581%      18.172%
-------------------------------------------------------------------
TOTAL ..................    61,737,196.787     69.234%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN COLORADO                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    18,154,605.370     46.957%      71.220%
Against ................     1,120,497.410      2.898%       4.395%
Abstain ................     1,375,076.602      3.556%       5.395%
Broker Non-Votes .......     4,840,766.000     12.521%      18.990%
-------------------------------------------------------------------
TOTAL ..................    25,490,945.382     65.932%     100.000%


242 | Semiannual Report

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain fundamental investment restrictions: (CONTINUED)

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN CONNECTICUT                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    14,770,149.885     46.719%      68.152%
Against ................       911,774.950      2.884%       4.208%
Abstain ................     1,152,793.237      3.647%       5.318%
Broker Non-Votes .......     4,837,812.000     15.303%      22.322%
-------------------------------------------------------------------
TOTAL ..................    21,672,530.072     68.553%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN DOUBLE                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    18,355,744.908     46.999%      69.879%
Against ................     1,093,138.564      2.799%       4.162%
Abstain ................     1,094,204.480      2.801%       4.165%
Broker Non-Votes .......     5,724,745.000     14.658%      21.794%
-------------------------------------------------------------------
TOTAL ..................    26,267,832.952     67.257%     100.000%

-------------------------------------------------------------------
FRANKLIN FEDERAL                                 % OF       % OF
INTERMEDIATE-TERM                            OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    27,070,604.058     50.125%      65.571%
Against ................     1,118,568.965      2.071%       2.709%
Abstain ................     1,877,373.889      3.476%       4.548%
Broker Non-Votes .......    11,217,534.000     20.771%      27.172%
-------------------------------------------------------------------
TOTAL ..................    41,284,080.912     76.443%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN HIGH YIELD                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................   250,181,282.893     43.853%      69.528%
Against ................    12,701,800.491      2.226%       3.530%
Abstain ................    16,966,192.667      2.974%       4.715%
Broker Non-Votes .......    79,977,141.000     14.019%      22.227%
-------------------------------------------------------------------
TOTAL ..................   359,826,417.051     63.072%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN NEW JERSEY                          OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    45,534,929.771     45.551%      67.355%
Against ................     2,093,017.652      2.093%       3.096%
Abstain ................     2,915,397.288      2.917%       4.312%
Broker Non-Votes .......    17,061,452.000     17.068%      25.237%
-------------------------------------------------------------------
TOTAL ..................    67,604,796.711     67.629%     100.000%


                                                         Semiannual Report | 243

Franklin Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain fundamental investment restrictions: (CONTINUED)

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN OREGON                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    30,278,354.206     47.346%      69.860%
Against ................     1,531,739.840      2.395%       3.534%
Abstain ................     2,504,219.952      3.916%       5.778%
Broker Non-Votes .......     9,027,022.000     14.116%      20.828%
-------------------------------------------------------------------
TOTAL ..................    43,341,335.998     67.773%     100.000%

-------------------------------------------------------------------
                                                 % OF       % OF
FRANKLIN PENNSYLVANIA                        OUTSTANDING    VOTED
TAX-FREE INCOME FUND         SHARES VOTED       SHARES     SHARES
-------------------------------------------------------------------
For ....................    40,687,800.341     48.235%      78.198%
Against ................     2,108,647.572      2.499%       4.053%
Abstain ................     2,255,887.619      2.675%       4.335%
Broker Non-Votes .......     6,979,325.000      8.274%      13.414%
-------------------------------------------------------------------
TOTAL ..................    52,031,660.532     61.683%     100.000%


244 | Semiannual Report

Franklin Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 245

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07
                                               Not part of the semiannual report

   [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF3 S2007 10/07


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
----------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
  --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   October 26, 2007


By /S/GALEN G. VETTER
  -------------------
      Galen G. Vetter
      Chief Financial Officer
Date   October 26, 2007